UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Impact Mortgage Fund
BlackRock Income Fund
BlackRock Low Duration Bond Portfolio
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2023

Date of reporting period: 09/30/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
September 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Dear Shareholder,
The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated.
A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on
Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’
concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries,
U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
5.18% 21.62%
U.S. small cap equities
(Russell 2000
®
Index)
(0.19) 8.93 )
International equities (MSCI
Europe, Australasia, Far
East Index)
(1.28) 25.65 )
Emerging market equities
(MSCI Emerging Markets
Index)
(2.05) 11.70 )
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.50 4.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.98) (2.90)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(4.05) 0.64
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.05) 2.66
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.22 10.28
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2023
2023
BlackRock Annual Report to Shareholders
4
BlackRock Sustainable High Yield Bond Fund
Investment Objective
BlackRock Sustainable High Yield Bond Fund's (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2023, all of the Fund’s share classes underperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Index.
What factors influenced performance?
Security selection in high yield bonds detracted from performance. Underweight allocations to the leisure and gaming sectors also hurt results, as did an overweight position in cash. Security selection among B rated issues was an additional detractor of note.
On the positive side, the Fund benefited from its overweight in bank loans, as well as its overweights in the information technology and metals & mining sectors. Underweights in the media & entertainment sectors and BB rated issues also helped results. BB rated bonds tend to have higher interest rate sensitivity than the market as a whole, which was a headwind in the environment of the past 12 months.
Describe recent portfolio activity.
The Fund’s allocation to investment-grade bonds increased, as the investment adviser uncovered attractive relative value opportunities in this area. The investment adviser increased the extent of the Fund’s underweight in BB rated bonds, and it added to the overweight in B rated issues.
Describe portfolio positioning at period end.
The Fund was underweight in BBs and overweight in Bs and CCCs. It remained underweight in high yield bonds to fund the allocation to bank loans and the modest weighting in investment-grade corporate bonds. At the sector level, the Fund was overweight in the information technology, property & casualty, and wireline telecommunications sectors, and it was underweight in the midstream energy, independent energy, and retailers sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2023 (continued)
5
Fund Summary
BlackRock Sustainable High Yield Bond Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on July 22, 2021.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield bonds.
(c)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 7.77% 6.80% 9.40% N/A (2.72)% N/A
Investor A ................................................... 7.21 6.24 9.13 4.76% (2.96) (4.75)%
Class K .................................................... 7.82 6.85 9.44 N/A (2.68) N/A
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index ............ — — 10.28 N/A (2.18) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on July 22, 2021.

Fund Summary
as of September 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
6
BlackRock Sustainable High Yield Bond Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,011.60 $ 2.92 $ 1,000.00 $ 1,022.16 $ 2.94 0.58%
Investor A ................................ 1,000.00 1,010.30 4.18 1,000.00 1,020.91 4.20 0.83
Class K .................................. 1,000.00 1,011.80 2.67 1,000.00 1,022.41 2.69 0.53
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 90.4%
Floating Rate Loan Interests ........................... 8.9
Common Stocks ................................... 0.4
Preferred Securities ................................. 0.3
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
A ............................................. 0.1%
BBB/Baa ....................................... 4.2
BB/Ba ......................................... 41.0
B ............................................ 46.0
CCC/Caa ....................................... 8.0
NR ........................................... 0.7
(a)
Excludes short-term securities.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Fund Summary
as of September 30, 2023
7
Fund Summary
BlackRock Sustainable Low Duration Bond Fund
Investment Objective
BlackRock Sustainable Low Duration Bond Fund's (the “Fund”) investment objective is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2023, all of the Fund’s share classes outperformed its benchmark, the ICE BofA 1-3 Year U.S. Corporate & Government Index.
What factors influenced performance?
The Fund’s allocations to asset-backed securities (“ABS”), investment-grade corporate bonds, agency mortgage-backed securities (“MBS”) and commercial mortgage-
backed securities (“CMBS”) contributed to performance. (Duration is a measure of interest rate sensitivity.) The Fund’s yield curve and duration positioning detracted from performance, as did its allocations to U.S. Treasuries, emerging markets debt and high yield bonds.
The Fund held derivatives during the reporting period. Specifically, it used futures and interest rate swaps to manage its duration and yield curve positioning. It also used currency forward contracts to manage currency risk. In the aggregate, the Fund’s use of derivatives detracted from results. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
The Fund began the period with a long duration bias, but the investment adviser shifted to a short duration in early 2023 on the belief that the market would begin to price in more interest rate increases by the Fed. By the second quarter of 2023, cooling inflation and slowing economic growth prompted the investment adviser to begin increasing duration once again. The Fund was long duration at the close of the period.
Within investment-grade corporate bonds, the investment adviser had a preference for larger, well-capitalized banks in the financial sector. During the regional banking crisis in March of 2023, the investment adviser used the widening of yields spreads in financials to add to positions in larger banks at cheaper levels. In the industrials sector, the investment adviser added to both consumer cyclical and non-cyclical sectors on the belief that the consumer is one of the more resilient areas of the U.S. economy.
Within securitized assets, the Fund added meaningfully to ABS on the view that the category appeared inexpensive relative to investment-grade corporates. The investment adviser preferred high-quality consumer sectors such as prime auto loans, credit cards, and private student loans.
The investment adviser also tactically adjusted its positioning in agency MBS to capture opportunities created by volatility. The Fund continued to add to the category throughout the third calendar quarter of 2023 as banks offloaded their MBS holdings, leading to a surplus of supply and creating attractive valuations. The investment adviser identified the most attractive opportunities in callable ABS. (A callable bond is a bond that an issuer can redeem prior to its maturity date.)
The CMBS market continued to experience elevated volatility and widening yield spreads due to the combination of higher interest rates, office vacancies, and the instability in the regional banking sector. The investment adviser maintained a negative view on CMBS, and continued to reduce the Fund’s weighting in this area. Within the category, it favored multifamily issues higher in the capital structure. It also had a preference for higher-quality industrials it believed could be more resilient in a recessionary scenario.
The investment adviser continued to avoid the commercial office space due to challenges such as high vacancy rates, but it selectively added into good deals.
The investment adviser identified an attractive value in non-U.S. dollar investment-grade green bonds. Unlike a debt offering from a company that presents its overall operations as environmentally friendly, green bond proceeds are ring-fenced on the issuer’s balance sheet and set aside for the exclusive purpose of financing one or more projects deemed environmentally beneficial. The investment adviser used derivatives to shift the foreign currency exposure of these holdings back into U.S. dollars.
Describe portfolio positioning at period end.
The Fund was positioned with a long duration bias. The investment adviser remained cautious with respect to market segments that could face fundamental pressure due to the effects of a slowing economy, as well as those subject to unique headwinds. This approach resulted in lower allocations to high yield issues, emerging market bonds and CMBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
8
BlackRock Sustainable Low Duration Bond Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on October 18, 2021.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund normally invests at least 80% of its assets in bonds. The Fund may invest up to 20% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”).
(c)
An unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 4.78% 2.07% 3.40% N/A (1.57)% N/A
Investor A ................................................... 4.40 (2.28) 3.14 0.82% (1.82) (2.96)%
Class K .................................................... 4.81 2.09 3.44 N/A (1.54) N/A
ICE BofA 1-3 Year U.S. Corporate & Government Index .................. — — 2.85 N/A (1.14) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on October 18, 2021.

Fund Summary
as of September 30, 2023 (continued)
9
Fund Summary
BlackRock Sustainable Low Duration Bond Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,003.80 $ 2.01 $ 1,000.00 $ 1,023.06 $ 2.03 0.40%
Investor A ................................ 1,000.00 1,002.50 3.26 1,000.00 1,021.81 3.29 0.65
Class K .................................. 1,000.00 1,004.00 1.76 1,000.00 1,023.31 1.78 0.35
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 39.0%
U.S. Treasury Obligations ............................. 21.8
Asset-Backed Securities .............................. 19.7
U.S. Government Sponsored Agency Securities .............. 11.2
Non-Agency Mortgage-Backed Securities .................. 6.5
Foreign Agency Obligations ............................ 1.8
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/Aaa
(c)
...................................... 59.7%
AA/Aa ......................................... 1.2
A ............................................. 17.4
BBB/Baa ....................................... 14.4
BB/Ba ......................................... 3.6
B ............................................ 2.7
NR ........................................... 1.0
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of September 30, 2023
2023
BlackRock Annual Report to Shareholders
10
BlackRock Sustainable Total Return Fund
Investment Objective
BlackRock Sustainable Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg U.S. Aggregate Bond Index
(the “Benchmark”) while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2023, all of the Fund’s share classes outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
What factors influenced performance?
The Fund’s duration and yield curve positioning, positions in structured products and agency mortgage-backed securities (“MBS”), and holdings in U.S. and European investment-grade corporate bonds contributed positively to performance. (Duration is a measure of interest rate sensitivity.) Positions in Japan detracted, as did foreign-
currency positioning. The Fund’s use of derivatives marginally detracted from performance. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
In the fourth quarter of 2022, the investment adviser identified a number of attractive opportunities across the fixed-income market following the Fed’s fastest rate-hiking cycle in decades. The investment adviser sought to take advantage of these circumstances by adding to the Fund’s positions in higher-quality, short-dated assets that offered compelling yields. It maintained an active positioning within U.S. investment-grade corporate bonds, and it increased the Fund’s overweight in agency MBS. At the same time, it kept the allocation to high yield bonds near historically low levels.
The investment adviser rotated the Fund’s holdings in securitized assets during the first quarter of 2023, moving up in quality by buying higher-rated commercial mortgage-
backed securities (“CMBS”) and asset-backed securities (“ABS”). In both areas, it sought issues with structural protections. The investment adviser maintained a defensive posture in the emerging markets given concerns about tighter global central bank policies, weaker economic growth and reduced liquidity in the market. It also maintained a cautious approach to lower-quality bonds, with a preference for high yield issues over bank loans. The investment adviser slightly trimmed the Fund’s allocation to investment-
grade corporate bonds due to unattractive yield spreads, and it further added to agency MBS.
During the second quarter of 2023, the investment adviser tactically raised duration to an overweight position, particularly on the front-end of the yield curve, on the belief that the Fed was moving closer to pausing its interest rate increases. It tactically increased the Fund’s long position in European sovereign debt given attractive yields and improved clarity on the medium-term path for Eurozone inflation and European Central Bank policy. The Fund also had a short position in long-term Japanese government bonds based on elevated inflation risks and the potential for a hawkish shift by the Bank of Japan. The investment adviser trimmed the Fund’s position in U.S. investment-
grade corporate bonds, particularly in the industrials sector. In addition, it tactically added to agency MBS due to their attractive valuations. It also favored select, top-of-the-
capital structure segments of the structured product market, including industrials, multi-family, hotels, and select office properties in CMBS, higher quality collateralized loan obligations with structural protections, and short-dated, senior ABS.
Later in the reporting period, the investment adviser reduced the Fund’s overweight duration position by trimming its allocation to the front end of the yield curve. The investment adviser continued to rotate the portfolio in an effort to capture attractive opportunities.
Describe portfolio positioning at period end.
The Fund’s duration was above that of the Benchmark. It was underweight in U.S. investment-grade corporate bonds, where spreads looked less attractive. It was overweight in agency MBS, where spreads were on the wider end of the historical range. It also retained a sizable allocation to high-quality securitized assets. The portfolio was underweight in high yield bonds and the emerging markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2023 (continued)
11
Fund Summary
BlackRock Sustainable Total Return Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on October 18, 2021.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 4.59% (0.50)% 1.33% N/A (8.01)% N/A
Investor A ................................................... 4.15 (0.57) 1.06 (2.98)% (8.27) (10.17)%
Class K .................................................... 4.62 (0.35) 1.37 N/A (7.98) N/A
Bloomberg U.S. Aggregate Bond Index ............................. — — 0.64 N/A (7.38) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on October 18, 2021.

Fund Summary
as of September 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
12
BlackRock Sustainable Total Return Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 959.10 $ 2.11 $ 1,000.00 $ 1,022.91 $ 2.18 0.43%
Investor A ................................ 1,000.00 957.80 3.53 1,000.00 1,021.46 3.65 0.72
Class K .................................. 1,000.00 959.30 1.92 1,000.00 1,023.11 1.98 0.39
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 41.9%
Corporate Bonds ................................... 22.9
U.S. Treasury Obligations ............................. 17.6
Asset-Backed Securities .............................. 11.8
Non-Agency Mortgage-Backed Securities .................. 4.3
Foreign Government Obligations ........................ 0.8
Municipal Bonds ................................... 0.5
Foreign Agency Obligations ............................ 0.2
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/Aaa
(c)
...................................... 69.6%
AA/Aa ......................................... 2.1
A ............................................. 10.1
BBB/Baa ....................................... 14.2
CC/Ca ......................................... 0.2
NR ........................................... 3.8
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

About Fund Performance
13
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for BlackRock Sustainable High Yield Bond Fund and BlackRock Sustainable
Total Return Fund and 2.25% for BlackRock Sustainable Low Duration Bond Fund and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2023
BlackRock Annual Report to Shareholders
14
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Chemicals — 0.1%
Element Solutions, Inc. ............... 2,144 $ 42,044
Financial Services — 0.0%
Block, Inc., Class A
(a)
................ 259 11,463
Ground Transportation — 0.1%
Uber Technologies, Inc.
(a)
............. 939 43,185
Hotels, Restaurants & Leisure — 0.1%
Aramark ......................... 414 14,366
IT Services — 0.0%
Twilio, Inc., Class A
(a)
................ 87 5,092
Pharmaceuticals — 0.1%
Catalent, Inc.
(a)
.................... 815 37,107
Total Common Stocks — 0.4%
(Cost: $188,609) ................................ 153,257
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.7%
(b)
Bombardier, Inc.
7.13%, 06/15/26 ................. USD 175 169,550
7.88%, 04/15/27 ................. 124 120,993
6.00%, 02/15/28 ................. 59 53,524
7.50%, 02/01/29 ................. 92 87,305
TransDigm, Inc.
6.25%, 03/15/26 ................. 454 446,092
6.75%, 08/15/28 ................. 458 450,896
6.88%, 12/15/30 ................. 43 42,163
Triumph Group, Inc., 9.00%, 03/15/28 .... 176 174,030
1,544,553
Air Freight & Logistics — 0.2%
Forward Air Corp., 9.50%, 10/15/31
(b)
..... 81 80,943
Automobile Components — 2.1%
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 100 99,247
6.25%, 05/15/26 ................. 106 103,715
8.50%, 05/15/27 ................. 522 520,503
6.75%, 05/15/28 ................. 136 132,770
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 41 41,615
5.63%, 04/30/33 ................. 2 1,637
899,487
Automobiles — 0.5%
Ford Motor Co.
3.25%, 02/12/32 ................. 183 141,032
6.10%, 08/19/32 ................. 66 62,166
203,198
Banks — 0.5%
BNP Paribas SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.35%), 8.50%
(b)(c)(d)
.............. 200 195,665
Broadline Retail — 0.4%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ...... 36 28,169
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 77 64,784
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 47 42,136
3.63%, 10/01/31 ................. 17 13,415
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
NMG Holding Co., Inc., 7.13%, 04/01/26 ... USD 25 $ 23,453
171,957
Building Products — 0.7%
(b)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 25 23,354
6.38%, 06/15/30 ................. 157 150,791
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 48 46,303
Standard Industries, Inc.
5.00%, 02/15/27 ................. 8 7,416
4.75%, 01/15/28 ................. 9 8,118
4.38%, 07/15/30 ................. 55 45,551
3.38%, 01/15/31 ................. 37 28,600
310,133
Capital Markets — 0.3%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 33 33,202
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 47 41,092
Northern Trust Corp., 6.13%, 11/02/32 .... 49 48,383
122,677
Chemicals — 3.0%
Ashland, Inc., 3.38%, 09/01/31
(b)
........ 117 90,983
Avient Corp., 7.13%, 08/01/30
(b)
........ 36 35,366
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 150 139,377
3.38%, 02/15/29 ................. 350 291,407
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 6 5,208
4.63%, 11/15/29 ................. 29 23,329
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 258 222,651
HB Fuller Co., 4.00%, 02/15/27 ........ 47 43,269
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 155,293
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)(d)
57 41,610
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 24 22,019
5.63%, 08/15/29 ................. 190 153,662
7.38%, 03/01/31 ................. 32 31,023
1,255,197
Commercial Services & Supplies — 3.4%
ADT Security Corp. (The)
(b)
4.13%, 08/01/29 ................. 3 2,537
4.88%, 07/15/32 ................. 27 22,545
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 180 170,557
9.75%, 07/15/27 ................. 172 153,839
4.63%, 06/01/28 ................. 200 166,672
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 19 15,967
4.75%, 10/15/29 ................. 24 20,999
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 26 24,966
5.75%, 07/15/29 ................. 80 67,409
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 9 8,846
5.00%, 02/01/28 ................. 117 108,206
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 20 16,408
5.00%, 09/01/30 ................. 15 11,970
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 39 35,688
9.50%, 11/01/27 ................. 10 9,561
7.75%, 02/15/28 ................. 87 85,295

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. USD 3 $ 2,883
3.75%, 08/01/25 ................. 5 4,739
5.13%, 12/15/26 ................. 43 40,961
4.00%, 08/01/28 ................. 4 3,495
3.50%, 09/01/28 ................. 6 5,166
4.75%, 06/15/29 ................. 84 74,668
4.38%, 08/15/29 ................. 16 13,898
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 41 40,180
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 95 76,498
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 18 16,296
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 ................. 92 89,255
6.25%, 01/15/28 ................. 57 52,792
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 21 18,109
Williams Scotsman, Inc., 7.38%, 10/01/31
(b)
. 81 80,558
1,440,963
Communications Equipment — 0.7%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 80 76,156
CommScope, Inc.
6.00%, 03/01/26 ................. 41 38,262
4.75%, 09/01/29 ................. 58 42,662
Viasat, Inc.
5.63%, 09/15/25 ................. 78 72,053
5.63%, 04/15/27 ................. 39 33,788
7.50%, 05/30/31 ................. 12 7,926
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 35 28,452
299,299
Construction & Engineering — 0.1%
(b)
Dycom Industries, Inc., 4.50%, 04/15/29 ... 31 26,815
MasTec, Inc., 4.50%, 08/15/28 ......... 10 8,993
35,808
Consumer Finance — 2.0%
Ford Motor Credit Co. LLC
4.13%, 08/04/25 ................. 200 189,617
6.80%, 05/12/28 ................. 208 207,759
7.35%, 03/06/30 ................. 200 202,536
Navient Corp., 9.38%, 07/25/30 ........ 34 33,532
OneMain Finance Corp.
6.88%, 03/15/25 ................. 10 9,921
7.13%, 03/15/26 ................. 53 51,907
6.63%, 01/15/28 ................. 20 18,454
9.00%, 01/15/29 ................. 25 24,919
4.00%, 09/15/30 ................. 107 80,288
SLM Corp., 3.13%, 11/02/26 .......... 41 35,563
854,496
Consumer Staples Distribution & Retail — 1.0%
(b)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 49 45,387
4.63%, 01/15/27 ................. 8 7,554
6.50%, 02/15/28 ................. 44 43,488
3.50%, 03/15/29 ................. 31 26,430
4.88%, 02/15/30 ................. 113 101,816
United Natural Foods, Inc., 6.75%, 10/15/28 51 38,877
US Foods, Inc.
6.88%, 09/15/28 ................. 56 55,883
4.75%, 02/15/29 ................. 47 42,007
4.63%, 06/01/30 ................. 5 4,344
7.25%, 01/15/32 ................. 67 66,932
432,718
Security
Par (000)
Par (000) Value
Containers & Packaging — 4.9%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... USD 200 $ 150,888
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 200 192,194
4.00%, 09/01/29 ................. 200 156,514
Ball Corp.
6.00%, 06/15/29 ................. 26 25,241
3.13%, 09/15/31 ................. 72 56,382
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 121 112,504
8.75%, 04/15/30 ................. 76 65,182
Crown Americas LLC, 4.25%, 09/30/26 ... 124 116,560
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... 98 85,979
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 580 559,547
9.25%, 04/15/27 ................. 14 12,237
Owens-Brockway Glass Container, Inc.
(b)
6.63%, 05/13/27 ................. 32 31,196
7.25%, 05/15/31 ................. 195 190,613
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................. 70 62,461
6.13%, 02/01/28 ................. 46 44,552
5.00%, 04/15/29 ................. 8 7,193
Trivium Packaging Finance BV, 8.50%,
08/15/27
(b)(e)
................... 228 208,366
2,077,609
Distributors — 0.2%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 12 10,000
Resideo Funding, Inc., 4.00%, 09/01/29 ... 8 6,573
Ritchie Bros Holdings, Inc.
6.75%, 03/15/28 ................. 18 17,958
7.75%, 03/15/31 ................. 59 59,885
94,416
Diversified Consumer Services — 0.4%
Sotheby's, 5.88%, 06/01/29
(b)
.......... 200 160,500
Diversified REITs — 0.3%
(b)
HAT Holdings I LLC, 3.38%, 06/15/26 .... 106 94,216
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ....... 49 40,275
134,491
Diversified Telecommunication Services — 5.8%
Altice France SA, 5.13%, 07/15/29
(b)
..... 200 142,181
CCO Holdings LLC
(b)
5.00%, 02/01/28 ................. 73 66,294
6.38%, 09/01/29 ................. 168 156,654
4.75%, 03/01/30 ................. 27 22,665
4.25%, 02/01/31 ................. 125 99,505
7.38%, 03/01/31 ................. 135 130,387
4.75%, 02/01/32 ................. 47 37,600
4.25%, 01/15/34 ................. 28 20,616
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 65 59,116
5.00%, 05/01/28 ................. 49 41,837
8.75%, 05/15/30 ................. 179 169,956
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 200 187,903
7.00%, 10/15/28 ................. 294 267,621
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 128 119,857
4.63%, 09/15/27 ................. 134 96,368
3.63%, 01/15/29 ................. 12 6,720
10.50%, 05/15/30 ................ 173 174,140

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
USD 58 $ 38,190
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 57 49,423
6.00%, 09/30/34 ................. 74 61,700
7.72%, 06/04/38 ................. 2 1,830
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 137 134,185
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 366 271,530
6.13%, 03/01/28 ................. 142 91,266
2,447,544
Electric Utilities — 1.9%
(b)
Alexander Funding Trust II, 7.47%, 07/31/28 100 100,131
Clearway Energy Operating LLC, 3.75%,
02/15/31 ..................... 3 2,366
NextEra Energy Operating Partners LP, 4.25%,
09/15/24 ..................... 233 223,098
NRG Energy, Inc., 7.00%, 03/15/33 ...... 45 43,478
Pattern Energy Operations LP, 4.50%, 08/15/28 505 438,592
807,665
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 100 87,901
Electronic Equipment, Instruments & Components — 0.3%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
160 138,161
Entertainment — 0.5%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 48 31,647
Live Nation Entertainment, Inc.
5.63%, 03/15/26 ................. 4 3,841
6.50%, 05/15/27 ................. 107 105,501
4.75%, 10/15/27 ................. 46 42,119
3.75%, 01/15/28 ................. 37 32,652
Playtika Holding Corp., 4.25%, 03/15/29 ... 10 8,350
224,110
Financial Services — 2.5%
Block, Inc.
2.75%, 06/01/26 ................. 89 80,046
3.50%, 06/01/31 ................. 258 202,675
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 65 64,019
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................. 10 9,900
8.00%, 06/15/28 ................. 10 9,980
MGIC Investment Corp., 5.25%, 08/15/28 .. 92 85,672
Nationstar Mortgage Holdings, Inc.
(b)
5.00%, 02/01/26 ................. 172 160,664
6.00%, 01/15/27 ................. 27 25,513
5.75%, 11/15/31 ................. 26 21,508
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ................. 110 96,876
3.88%, 03/01/31 ................. 17 13,555
4.00%, 10/15/33 ................. 8 6,042
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 80 75,429
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 208 208,036
1,059,915
Food Products — 1.7%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ...... 25 25,034
Chobani LLC
7.50%, 04/15/25 ................. 81 80,237
4.63%, 11/15/28 ................. 173 152,582
Darling Ingredients, Inc.
5.25%, 04/15/27 ................. 108 102,914
6.00%, 06/15/30 ................. 162 153,371
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 ................. 49 45,195
Security
Par (000)
Par (000) Value
Food Products (continued)
4.13%, 01/31/30 ................. USD 84 $ 71,833
4.38%, 01/31/32 ................. 90 75,396
706,562
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 16 13,356
Ground Transportation — 1.3%
(b)
Hertz Corp. (The)
4.63%, 12/01/26 ................. 30 26,587
5.00%, 12/01/29 ................. 24 18,790
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 48 42,120
Uber Technologies, Inc.
8.00%, 11/01/26 ................. 14 14,165
7.50%, 09/15/27 ................. 146 147,212
6.25%, 01/15/28 ................. 98 95,831
4.50%, 08/15/29 ................. 180 160,894
Williams Scotsman International, Inc., 4.63%,
08/15/28 ..................... 38 34,010
XPO Escrow Sub LLC, 7.50%, 11/15/27 ... 21 21,232
560,841
Health Care Equipment & Supplies — 2.3%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 131 119,430
3.88%, 11/01/29 ................. 71 60,682
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(b)
.................... 269 269,799
Embecta Corp., 6.75%, 02/15/30
(b)
...... 9 7,357
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 46 48,017
Hologic, Inc., 3.25%, 02/15/29
(b)
........ 97 81,936
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 20 16,909
5.25%, 10/01/29 ................. 258 222,988
Teleflex, Inc.
4.63%, 11/15/27 ................. 3 2,753
4.25%, 06/01/28
(b)
................ 137 122,553
952,424
Health Care Providers & Services — 3.6%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 26 24,179
5.00%, 04/15/29 ................. 5 4,496
AdaptHealth LLC, 6.13%, 08/01/28
(b)
..... 45 38,842
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
115 96,600
Community Health Systems, Inc.
(b)
6.00%, 01/15/29 ................. 144 116,292
5.25%, 05/15/30 ................. 115 87,420
4.75%, 02/15/31 ................. 83 58,741
Encompass Health Corp.
4.50%, 02/01/28 ................. 109 99,312
4.63%, 04/01/31 ................. 52 44,079
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 100 86,138
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(b)
.................... 29 24,940
LifePoint Health, Inc.
9.88%, 08/15/30
(b)
................ 60 58,088
Class B, 11.00%, 10/15/30 .......... 88 88,000
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 30 26,881
3.88%, 11/15/30 ................. 10 8,276
3.88%, 05/15/32 ................. 8 6,416
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 56 48,370
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(b)
.................... 72 63,411
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 5 4,623

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... USD 12 $ 11,617
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 55 54,587
10.00%, 04/15/27 ................ 76 76,855
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 67 64,188
6.25%, 02/01/27 ................. 25 24,190
5.13%, 11/01/27 ................. 29 26,988
6.13%, 10/01/28 ................. 35 32,856
6.13%, 06/15/30 ................. 81 75,942
6.75%, 05/15/31
(b)
................ 180 173,605
1,525,932
Hotels, Restaurants & Leisure — 6.0%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 26 23,323
4.38%, 01/15/28 ................. 82 73,911
4.00%, 10/15/30 ................. 96 79,773
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 110 96,212
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 140 138,084
8.13%, 07/01/27 ................. 241 242,149
4.63%, 10/15/29 ................. 84 71,153
7.00%, 02/15/30 ................. 182 177,097
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 153 138,223
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 95 93,023
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 2 1,906
4.75%, 01/15/28 ................. 22 19,845
6.75%, 05/01/31 ................. 91 85,995
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 23 19,492
6.75%, 01/15/30 ................. 7 5,706
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(b)
................ 57 55,103
3.75%, 05/01/29
(b)
................ 66 57,077
4.88%, 01/15/30 ................. 48 43,684
4.00%, 05/01/31
(b)
................ 42 35,309
3.63%, 02/15/32
(b)
................ 10 8,062
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 ................. 44 43,120
7.50%, 09/01/31 ................. 43 42,499
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 55 54,880
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
91 85,199
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
67 55,139
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 190,975
MGM China Holdings Ltd., 5.88%, 05/15/26
(b)
200 189,516
MGM Resorts International, 5.75%, 06/15/25 90 87,908
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 38 32,352
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 111 104,216
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
33 32,916
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 93 92,499
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 71 63,771
2,540,117
Household Durables — 0.9%
Ashton Woods USA LLC, 4.63%, 08/01/29
(b)
25 21,096
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
.................... 97 79,838
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
68 65,525
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
26 26,176
Security
Par (000)
Par (000) Value
Household Durables (continued)
KB Home, 7.25%, 07/15/30 ........... USD 15 $ 14,735
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
71 45,419
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
.................... 68 64,646
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 17 14,188
3.88%, 10/15/31 ................. 31 23,915
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 22 20,587
376,125
Household Products — 0.0%
Spectrum Brands, Inc., 5.00%, 10/01/29
(b)
.. 18 16,310
Independent Power and Renewable Electricity Producers — 2.1%
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 616 550,926
3.75%, 01/15/32 ................. 101 78,515
TransAlta Corp., 7.75%, 11/15/29 ....... 238 240,975
870,416
Industrial Conglomerates — 1.3%
Emerald Debt Merger Sub LLC, 6.63%,
12/15/30
(b)
.................... 567 545,837
Insurance — 4.4%
(b)
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 148 132,510
6.75%, 10/15/27 ................. 317 294,814
6.75%, 04/15/28 ................. 130 125,457
5.88%, 11/01/29 ................. 272 235,557
AmWINS Group, Inc., 4.88%, 06/30/29 .... 21 18,401
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 22 21,625
HUB International Ltd.
7.00%, 05/01/26 ................. 101 100,778
7.25%, 06/15/30 ................. 330 329,396
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 ................. 113 113,830
10.50%, 12/15/30 ................ 58 59,011
NFP Corp.
4.88%, 08/15/28 ................. 107 94,198
6.88%, 08/15/28 ................. 285 244,153
7.50%, 10/01/30 ................. 24 23,048
8.50%, 10/01/31 ................. 42 42,064
Ryan Specialty LLC, 4.38%, 02/01/30 .... 34 29,608
1,864,450
IT Services — 1.5%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
57 48,147
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(b)
93 82,026
Central Parent LLC, 8.00%, 06/15/29
(b)
.... 93 92,656
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 51 46,528
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31
(b)
224 224,313
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 59 52,510
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 8 7,396
Twilio, Inc.
3.63%, 03/15/29 ................. 18 15,068
3.88%, 03/15/31 ................. 95 77,243
645,887
Leisure Products — 0.2%
Acushnet Co., 7.38%, 10/15/28
(b)
....... 19 19,142
Mattel, Inc.
6.20%, 10/01/40 ................. 53 47,206
5.45%, 11/01/41 ................. 5 4,124
70,472
Life Sciences Tools & Services — 0.7%
(b)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 32 28,697

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
4.00%, 03/15/31 ................. USD 14 $ 11,847
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 44 42,813
Star Parent, Inc., 9.00%, 10/01/30 ....... 195 197,048
280,405
Machinery — 1.1%
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
43 37,449
Terex Corp., 5.00%, 05/15/29
(b)
........ 63 56,418
Titan International, Inc., 7.00%, 04/30/28 .. 23 21,496
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
200 182,045
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
200 183,306
480,714
Media — 3.7%
Altice Financing SA, 5.75%, 08/15/29
(b)
.... 200 163,907
Cable One, Inc.
0.00%, 03/15/26
(f)(g)
............... 22 17,996
1.13%, 03/15/28
(f)
................ 147 109,368
4.00%, 11/15/30
(b)
................ 73 55,611
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 102 90,575
7.75%, 04/15/28 ................. 28 22,356
9.00%, 09/15/28 ................. 157 155,483
7.50%, 06/01/29 ................. 111 84,875
CSC Holdings LLC, 4.13%, 12/01/30
(b)
.... 200 141,543
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 33 29,178
GCI LLC, 4.75%, 10/15/28
(b)
.......... 8 6,900
Gray Television, Inc.
(b)
5.88%, 07/15/26 ................. 20 17,970
7.00%, 05/15/27 ................. 23 19,780
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 12 10,790
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 12 10,679
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 111 97,800
4.25%, 01/15/29 ................. 10 7,935
4.63%, 03/15/30 ................. 16 12,578
Radiate Holdco LLC, 6.50%, 09/15/28
(b)
... 128 67,200
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 37 22,943
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 92 81,995
5.00%, 08/01/27 ................. 46 42,016
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 5 4,737
Univision Communications, Inc.
(b)
6.63%, 06/01/27 ................. 30 27,940
8.00%, 08/15/28 ................. 80 77,560
7.38%, 06/30/30 ................. 37 33,814
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... 200 149,203
1,562,732
Metals & Mining — 4.0%
(b)
Big River Steel LLC, 6.63%, 01/31/29 .... 727 718,305
Constellium SE
5.63%, 06/15/28 ................. 250 235,205
3.75%, 04/15/29 ................. 250 209,479
Novelis Corp.
3.25%, 11/15/26 ................. 390 348,308
4.75%, 01/30/30 ................. 14 12,116
3.88%, 08/15/31 ................. 193 154,127
1,677,540
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP, 5.25%,
10/01/25 ..................... 6 5,777
Starwood Property Trust, Inc., 4.38%, 01/15/27 9 7,850
13,627
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.7%
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. USD 13 $ 12,239
5.60%, 04/01/44 ................. 47 39,010
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 98 83,067
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
86 82,096
Occidental Petroleum Corp., 6.20%, 03/15/40 92 87,695
304,107
Passenger Airlines — 1.2%
(b)
American Airlines, Inc.
11.75%, 07/15/25 ................ 6 6,450
5.50%, 04/20/26 ................. 22 21,562
7.25%, 02/15/28 ................. 17 16,254
5.75%, 04/20/29 ................. 158 147,046
Mileage Plus Holdings LLC, 6.50%, 06/20/27 99 98,535
United Airlines, Inc.
4.38%, 04/15/26 ................. 68 62,886
4.63%, 04/15/29 ................. 203 174,485
527,218
Personal Care Products — 0.2%
(b)
Coty, Inc., 6.63%, 07/15/30 ........... 74 72,249
Prestige Brands, Inc., 3.75%, 04/01/31 .... 17 13,685
85,934
Pharmaceuticals — 0.6%
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 9 8,257
3.13%, 02/15/29 ................. 91 74,638
3.50%, 04/01/30 ................. 7 5,763
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 ............. 190 168,945
257,603
Professional Services — 0.8%
(b)
AMN Healthcare, Inc.
4.63%, 10/01/27 ................. 25 22,594
4.00%, 04/15/29 ................. 73 61,945
CoreLogic, Inc., 4.50%, 05/01/28 ....... 100 75,878
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 100 86,214
Korn Ferry, 4.63%, 12/15/27 .......... 87 80,040
326,671
Real Estate Management & Development — 0.8%
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 .......... 61 54,872
7.00%, 04/15/30
(b)
................ 64 57,348
Cushman & Wakefield US Borrower LLC
(b)
6.75%, 05/15/28 ................. 154 142,080
8.88%, 09/01/31 ................. 33 31,928
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(b)
.................... 4 3,951
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
62 54,626
344,805
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 39 32,501
Semiconductors & Semiconductor Equipment — 1.0%
(b)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 323 290,380
Entegris, Inc., 4.38%, 04/15/28 ........ 30 26,702
NCR Atleos Escrow Corp., 9.50%, 04/01/29 . 50 48,360
Synaptics, Inc., 4.00%, 06/15/29 ........ 63 51,975
417,417
Software — 7.4%
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 53 52,764
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
261 218,328

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Boxer Parent Co., Inc.
(b)
7.13%, 10/02/25 ................. USD 53 $ 52,735
9.13%, 03/01/26 ................. 66 65,815
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 31 28,619
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 69 67,361
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 99 95,982
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 317 274,427
4.88%, 07/01/29 ................. 184 156,832
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 673 595,155
9.00%, 09/30/29 ................. 329 285,901
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 17 15,648
6.50%, 10/15/28 ................. 15 12,783
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 5 4,211
Elastic NV, 4.13%, 07/15/29
(b)
......... 151 128,600
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 119 106,395
Gen Digital, Inc., 6.75%, 09/30/27
(b)
...... 68 66,665
McAfee Corp., 7.38%, 02/15/30
(b)
....... 177 148,183
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 65 57,729
Open Text Corp., 6.90%, 12/01/27
(b)
..... 201 201,458
PTC, Inc.
(b)
3.63%, 02/15/25 ................. 49 47,091
4.00%, 02/15/28 ................. 33 29,576
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
..... 87 73,759
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
102 96,251
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 75 62,664
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
227 189,192
3,134,124
Specialized REITs — 1.0%
Iron Mountain, Inc.
(b)
7.00%, 02/15/29 ................. 145 141,815
5.63%, 07/15/32 ................. 24 20,719
SBA Communications Corp.
3.88%, 02/15/27 ................. 175 160,348
3.13%, 02/01/29 ................. 95 79,237
402,119
Specialty Retail — 1.7%
Arko Corp., 5.13%, 11/15/29
(b)
......... 49 39,520
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 2 1,790
5.00%, 02/15/32
(b)
................ 40 33,142
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 117 100,787
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 43 36,240
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 250 232,972
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 14 13,092
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 96 82,935
6.13%, 07/01/29 ................. 93 79,204
6.00%, 12/01/29 ................. 93 78,120
Staples, Inc., 7.50%, 04/15/26
(b)
........ 22 18,092
715,894
Technology Hardware, Storage & Peripherals — 0.5%
Seagate HDD Cayman
(b)
8.25%, 12/15/29 ................. 97 99,619
8.50%, 07/15/31 ................. 126 129,249
228,868
Textiles, Apparel & Luxury Goods — 0.7%
(b)
Crocs, Inc.
4.25%, 03/15/29 ................. 34 28,130
4.13%, 08/15/31 ................. 4 3,095
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc.
4.88%, 05/15/26 ................. USD 24 $ 22,002
9.00%, 02/15/31 ................. 31 29,548
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 30 24,790
Levi Strauss & Co., 3.50%, 03/01/31 ..... 136 107,551
William Carter Co. (The), 5.63%, 03/15/27 .. 94 90,404
305,520
Trading Companies & Distributors — 2.0%
(b)
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 ................. 25 21,375
6.50%, 08/01/30 ................. 53 51,363
Boise Cascade Co., 4.88%, 07/01/30 ..... 61 53,231
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 23 19,142
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 105 99,294
Imola Merger Corp., 4.75%, 05/15/29 ..... 88 77,123
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 321 312,542
WESCO Distribution, Inc., 7.25%, 06/15/28 . 226 227,096
861,166
Wireless Telecommunication Services — 1.3%
(b)
Connect Finco SARL, 6.75%, 10/01/26 .... 333 310,588
Vmed O2 UK Financing I plc, 4.75%, 07/15/31 296 239,131
549,719
Total Corporate Bonds — 90.4%
(Cost: $41,445,468) .............................. 38,276,819
Floating Rate Loan Interests
Air Freight & Logistics — 0.1%
Forward Air Corp., Term Loan B, 09/20/30
(d)(h)
46 44,812
Chemicals — 0.1%
(d)
Aruba Investments Holdings, LLC, 2nd Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 7.75%),
13.17%
,
 11/24/28 ................ 12 11,253
Olympus Water US Holding Corp., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.00%), 10.39%
,
 11/09/28 . 5 5,414
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.40%
,
 09/22/28 ....... 25 25,026
41,693
Commercial Services & Supplies — 0.1%
PECF USS Intermediate Holding III Corp.,
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.25%),
9.88%
,
 12/15/28
(d)
................ 38 30,427
Communications Equipment — 0.1%
ViaSat, Inc., Term Loan, 05/30/30
(d)(h)
...... 54 49,984
Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/14/26
(d)
................ 9 8,914

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.1%
(d)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%
,
 12/11/28 .. USD 20 $ 19,336
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.75%), 11.17%
,
 12/10/29 . 29 24,638
43,974
Diversified Telecommunication Services — 1.1%
(d)
Cablevision Lightpath LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.70%
,
 11/30/27 ....... 98 96,638
Frontier Communications Holdings LLC,
Term Loan B, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 3.75%),
9.18%
,
 10/08/27 ................. 103 100,029
Radiate Holdco LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.25%), 8.68%
,
 09/25/26 .......... 200 163,467
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 03/09/27 ................. 156 127,306
487,440
Financial Services — 0.6%
(d)
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
 08/15/28 . 187 168,404
GTCR W Merger Sub LLC, Term Loan B,
09/20/30
(h)
..................... 93 92,932
261,336
Food Products — 0.0%
Chobani LLC, Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.50%), 8.93%
,
 10/25/27
(d)
.......... 7 6,511
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., Term Loan
(d)
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76%, 05/10/27 41 39,586
(1-mo. CME Term SOFR + 4.00%),
9.32%, 09/14/28
(i)
.............. 45 44,381
83,967
Health Care Providers & Services — 0.1%
(d)
LifePoint Health, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 3.75%),
9.38%
,
 11/16/25 ................. 24 24,411
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.19%
,
 08/31/26 .. 13 13,034
37,445
Health Care Technology — 1.6%
(d)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.57%
,
 02/15/29 ....... 357 349,740
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.43%
,
 08/27/25 ................. 335 334,241
683,981
Hotels, Restaurants & Leisure — 0.4%
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32%
,
 01/27/29
(d)
. 153 151,328
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.43%
,
 10/06/28
(d)
. USD 72 $ 60,999
Insurance — 0.9%
(d)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%
,
 11/05/27 .. 23 22,617
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.50%), 8.83%
,
 11/05/27 49 49,164
AssuredPartners, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.93%
,
 02/12/27 .......... 98 97,628
HUB International Ltd., Term Loan
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.37%, 11/10/29 43 43,005
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.25%), 9.58%, 06/20/30 123 123,247
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan, (3-mo. CME Term
SOFR + 4.25%), 9.62%
,
 03/15/30 ..... 29 29,055
364,716
Life Sciences Tools & Services — 0.3%
Star Parent, Inc., Term Loan, 09/19/30
(d)(h)
.. 127 124,019
Machinery — 0.1%
Madison IAQ LLC, Term Loan, (1-mo. LIBOR
USD at 0.50% Floor and 0.50% Cap +
3.25%), 8.69%
,
 06/21/28
(d)
.......... 30 29,337
Media — 0.9%
(d)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.93% - 9.13%
,
 08/21/26 ........... 227 220,557
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 5.00%), 10.43%
,
 08/02/27 ...... 156 152,541
373,098
Passenger Airlines — 0.0%
(d)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.75%), 10.34%
,
 04/20/28 ...... 5 5,279
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 5.25%), 10.80%
,
 06/21/27 ...... 6 6,337
11,616
Professional Services — 0.0%
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.93%
,
 06/02/28
(d)
...... 14 12,844
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, (1-mo. CME Term SOFR +
4.00%), 9.32%
,
 01/31/30
(d)
.......... 44 43,560
Software — 1.6%
(d)
Banff Guarantor, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.50%), 10.93%
,
 02/27/26 . 96 95,435
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 9.18%
,
 10/02/25 .. 156 156,156

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.64%
,
 07/06/29 ....... USD 36 $ 35,711
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 4.50%), 9.99%
,
 03/30/29 201 193,040
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.16%
,
 03/01/29 .......... 82 79,520
Sabre GLBL, Inc., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.93%
,
 12/17/27 .......... 8 6,930
Sabre GLBL, Inc., Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.93%
,
 12/17/27 .......... 12 10,868
SS&C Technologies Holdings, Inc., Term Loan
B5, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 04/16/25 ................. 92 91,754
669,414
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.07%
,
 03/08/30
(d)(i)
........ 22 21,779
Trading Companies & Distributors — 0.3%
SRS Distribution, Inc., Term Loan
(d)
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%, 06/02/28 36 35,915
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%, 06/02/28 99 97,866
133,781
Total Floating Rate Loan Interests — 8.9%
(Cost: $3,877,077) .............................. 3,776,975
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.4%
Electric Utilities — 0.3%
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)(c)(d)
.............. USD 101 $ 98,920
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b)(c)(d)
..................... 57 52,012
Total Preferred Securities — 0.4%
(Cost: $158,000) ................................ 150,932
Total Long-Term Investments — 100.1%
(Cost: $45,669,154) .............................. 42,357,983
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.23%
(j)(k)
.................. 84,681 84,681
Total Short-Term Securities — 0.2%
(Cost: $84,681) ................................ 84,681
Total Investments — 100.3%
(Cost: $45,753,835 ) .............................. 42,442,664
Liabilities in Excess of Other Assets — (0.3)% ............ (106,907)
Net Assets — 100.0% ..............................
$ 42,335,757
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Perpetual security with no stated maturity date.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Convertible security.
(g)
Zero-coupon bond.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
23
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,002,589 $ — $ (917,908)
(a)
$ — $ — $ 84,681 84,681 $ 38,753 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
24
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 6 12/29/23 $ 632 $ (4,902)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 4,902 $ — $ 4,902
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (39,041) $ — $ (4,208) $ — $ (43,249)
Options purchased
(a)
..................... — — (72,448) — — — (72,448)
Options written ........................ — — 34,639 — — — 34,639
$ — $ — $ (76,850) $ — $ (4,208) $ — $ (81,058)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (15,806) $ — $ (15,806)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 242,215
Average notional value of contracts — short ................................................................................. $ 188,280
Options
Average value of option contracts purchased ................................................................................ $ 8,924
Average value of option contracts written ................................................................................... $ 2,122

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
25
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 153,257 $ — $ — $ 153,257
Corporate Bonds ........................................ — 38,276,819 — 38,276,819
Floating Rate Loan Interests
Air Freight & Logistics .................................... — 44,812 — 44,812
Chemicals ............................................ — 41,693 — 41,693
Commercial Services & Supplies ............................. — 30,427 — 30,427
Communications Equipment ................................ — 49,984 — 49,984
Containers & Packaging .................................. — 8,914 — 8,914
Diversified Consumer Services .............................. — 43,974 — 43,974
Diversified Telecommunication Services ........................ — 487,440 — 487,440
Financial Services ...................................... — 261,336 — 261,336
Food Products ......................................... — 6,511 — 6,511
Health Care Equipment & Supplies ........................... — 39,586 44,381 83,967
Health Care Providers & Services ............................ — 37,445 — 37,445
Health Care Technology .................................. — 683,981 — 683,981
Hotels, Restaurants & Leisure .............................. — 151,328 — 151,328
Household Durables ..................................... — 60,999 — 60,999
Insurance ............................................ — 364,716 — 364,716
Life Sciences Tools & Services .............................. — 124,019 — 124,019
Machinery ............................................ — 29,337 — 29,337
Media ............................................... — 373,098 — 373,098
Passenger Airlines ...................................... — 11,616 — 11,616
Professional Services .................................... — 12,844 — 12,844
Real Estate Management & Development ....................... — 43,560 — 43,560
Software ............................................. — 669,414 — 669,414
Textiles, Apparel & Luxury Goods ............................ — — 21,779 21,779
Trading Companies & Distributors ............................ — 133,781 — 133,781
Preferred Securities ....................................... — 150,932 — 150,932
Short-Term Securities
Money Market Funds ...................................... 84,681 — — 84,681
$ 237,938 $ 42,138,566 $ 66,160 $ 42,442,664
Derivative Financial Instruments
(a)
Liabilities
Interest rate contracts ....................................... $ (4,902) $ — $ — $ (4,902)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (3-mo. CME Term SOFR + 1.33%),
6.66%, 04/20/33
(a) (b)
............... USD 250 $ 248,622
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class A, (3-mo. CME Term SOFR +
1.31%), 6.68%, 01/28/31
(a) (b)
......... 213 211,798
Ares LVI CLO Ltd., Series 2020-56A, Class AR,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.77%, 10/25/34
(a) (b)
......... 250 249,057
BA Credit Card Trust, Series 2023-A1, Class
A1, 4.79%, 05/15/28 .............. 100 98,556
Barings CLO Ltd., Series 2019-3A, Class A1R,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 6.66%, 04/20/31
(a) (b)
......... 250 248,796
Beechwood Park CLO Ltd., Series 2019-1A,
Class A1R, (3-mo. CME Term SOFR +
1.30%), 6.61%, 01/17/35
(a) (b)
......... 250 245,117
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class A1, (3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 6.65%, 07/15/31
(a) (b)
.... 250 248,930
BMW Vehicle Owner Trust
Series 2022-A, Class A3, 3.21%, 08/25/26 237 231,206
Series 2023-A, Class A3, 5.47%, 02/25/28 66 65,826
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 05/15/27 24 23,186
Series 2022-A3, Class A, 4.95%, 10/15/27 64 63,266
Series 2023-A1, Class A, 4.42%, 05/15/28 111 108,267
Carmax Auto Owner Trust, Series 2023-3,
Class A3, 5.28%, 05/15/28 .......... 44 43,663
Chesapeake Funding II LLC, Series 2023-2A,
Class A1, 6.16%, 10/15/35
(b)
......... 130 129,930
CIFC Funding Ltd., Series 2021-5A, Class A,
(3-mo. CME Term SOFR at 1.14% Floor +
1.40%), 6.71%, 07/15/34
(a) (b)
......... 250 248,221
Clover CLO LLC, Series 2018-1A, Class A1R,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.71%, 04/20/32
(a) (b)
......... 250 249,375
College Ave Student Loans LLC, Series 2023-
A, Class A1, (1-mo. CME Term SOFR +
1.90%), 7.22%, 05/25/55
(a) (b)
......... 99 99,206
College Avenue Student Loans LLC, Series
2021-C, Class A1, (1-mo. CME Term SOFR
+ 1.01%), 6.33%, 07/26/55
(a) (b)
........ 77 74,460
Discover Card Execution Note Trust
Series 2023-A1, Class A, 4.31%, 03/15/28 102 99,284
Series 2023-A2, Class A, 4.93%, 06/15/28 31 30,621
Enterprise Fleet Financing LLC
(b)
Series 2022-4, Class A2, 5.76%, 10/22/29 215 214,542
Series 2023-1, Class A2, 5.51%, 01/22/29 90 89,256
Series 2023-2, Class A2, 5.56%, 04/22/30 145 143,881
Ford Credit Auto Owner Trust
Series 2022-B, Class A4, 3.93%, 08/15/27 44 42,606
Series 2023-1, Class A, 4.85%, 08/15/35
(b)
145 140,440
Series 2023-2, Class A, 5.28%, 02/15/36
(b)
170 167,425
Series 2023-B, Class A3, 5.23%, 05/15/28 68 67,497
Ford Credit Floorplan Master Owner Trust A
(b)
Series 2023-1, Class A1, 4.92%, 05/15/28 155 152,100
Series 2023-1, Class A2, (SOFR 30 day
Average + 1.25%), 6.56%, 05/15/28
(a)
. 100 100,660
FS Rialto Issuer LLC, Series 2022-FL5, Class
A, (1-mo. CME Term SOFR + 2.30%),
7.63%, 06/19/37
(a) (b)
............... 100 99,035
GM Financial Consumer Automobile
Receivables Trust
Series 2022-3, Class A3, 3.64%, 04/16/27 54 52,654
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2023-2, Class A3, 4.47%, 02/16/28 USD 107 $ 104,607
Series 2023-3, Class A3, 5.45%, 06/16/28 137 136,777
GMF Floorplan Owner Revolving Trust, Series
2023-1, Class A1, 5.34%, 06/15/28
(b)
.... 100 99,111
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48 153 113,783
Series 2021-5CS, Class A, 2.31%, 10/20/48 78 58,528
Series 2022-1GS, Class A, 2.70%, 01/20/49 42 32,650
Series 2022-2CS, Class A, 4.00%, 04/20/49 22 19,251
Series 2022-3CS, Class A, 4.95%, 07/20/49 53 47,574
Series 2023-3C, Class A, 6.50%, 07/20/55 34 33,760
Honda Auto Receivables Owner Trust
Series 2023-1, Class A3, 5.04%, 04/21/27 65 64,341
Series 2023-2, Class A3, 4.93%, 11/15/27 48 47,361
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26 55 53,689
Series 2023-B, Class A3, 5.48%, 04/17/28 47 46,931
John Deere Owner Trust, Series 2023-B, Class
A3, 5.18%, 03/15/28 .............. 34 33,702
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
.......... 128 96,059
Mosaic Solar Loan Trust, Series 2021-1A,
Class A, 1.51%, 12/20/46
(b)
.......... 89 70,289
Mosaic Solar Loans LLC, Series 2017-2A,
Class C, 2.00%, 06/22/43
(b)
.......... 9 9,182
Navient Private Education Refi Loan Trust
(b)
Series 2020-CA, Class A2B, (1-mo. CME
Term SOFR + 1.71%), 7.05%, 11/15/68
(a)
182 182,113
Series 2021-CA, Class A, 1.06%, 10/15/69 176 149,166
Series 2021-EA, Class A, 0.97%, 12/16/69 89 74,357
Series 2021-GA, Class A, 1.58%, 04/15/70 92 77,619
Series 2022-A, Class A, 2.23%, 07/15/70 . 120 103,901
Series 2022-BA, Class A, 4.16%, 10/15/70 104 97,429
Navistar Financial Dealer Note Master Owner
Trust II, Series 2023-1, Class A, 6.18%,
08/25/28
(b)
..................... 18 17,989
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX, 1.63%, 04/20/62
(b)
........ 94 84,108
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class AR, (3-mo. CME
Term SOFR + 1.18%), 6.49%, 10/18/30
(a) (b)
244 242,309
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A1RR, (3-mo. CME Term
SOFR + 1.23%), 6.55%, 07/19/30
(a) (b)
... 230 228,990
OneMain Financial Issuance Trust
(b)
Series 2022-S1, Class A, 4.13%, 05/14/35 120 115,139
Series 2023-1A, Class A, 5.50%, 06/14/38 100 97,650
Series 2023-2A, Class A2, (SOFR 30 day
Average + 1.50%), 6.81%, 09/15/36
(a)
. 120 119,812
PFS Financing Corp., Series 2023-A, Class A,
5.80%, 03/15/28
(b)
................ 125 124,776
Porsche Financial Auto Securitization
Trust, Series 2023-1A, Class A3, 4.81%,
09/22/28
(b)
..................... 125 123,231
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. CME Term SOFR + 1.36%),
6.68%, 07/25/51
(a) (b)
............... 71 70,449
Romark CLO II Ltd., Series 2018-2A, Class A1,
(3-mo. CME Term SOFR + 1.44%), 6.79%,
07/25/31
(a) (b)
.................... 250 248,725
SMB Private Education Loan Trust
(a)(b)
Series 2022-B, Class A1B, (SOFR 30 day
Average + 1.45%), 6.76%, 02/16/55 .. 153 152,044
Series 2023-B, Class A1B, (SOFR 30 day
Average + 1.80%), 7.11%, 10/16/56 .. 96 96,431

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SoFi Professional Loan Program LLC
(b)
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... USD 128 $ 122,089
Series 2019-B, Class A2FX, 3.09%,
08/17/48 .................... 32 29,595
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 56 51,390
Series 2021-B, Class AFX, 1.14%, 02/15/47 109 89,221
Sunnova Sol IV Issuer LLC, Series 2022-A,
Class A, 2.79%, 02/22/49
(b)
.......... 89 76,074
Toyota Auto Loan Extended Note Trust, Series
2023-1A, Class A, 4.93%, 06/25/36
(b)
... 100 97,652
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A3, 4.71%, 02/15/28 70 68,613
Series 2023-C, Class A3, 5.16%, 04/17/28 36 35,698
Trestles CLO III Ltd., Series 2020-3A, Class
A1, (3-mo. LIBOR USD at 1.33% Floor +
1.33%), 6.92%, 01/20/33
(a) (b)
......... 250 248,732
Volkswagen Auto Loan Enhanced Trust, Series
2023-1, Class A3, 5.02%, 06/20/28 ..... 100 98,952
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.83%, 10/24/34
(a) (b)
.... 250 247,980
Total Asset-Backed Securities — 19 .6%
(Cost: $ 9,207,033 ) .............................. 8,927,312
Corporate Bonds
Aerospace & Defense — 0.3%
(b)
Bombardier, Inc.
7.13% , 06/15/26 ................. 18 17,439
7.88% , 04/15/27 ................. 15 14,636
7.50% , 02/01/29 ................. 6 5,694
TransDigm, Inc.
6.25% , 03/15/26 ................. 65 63,868
6.75% , 08/15/28 ................. 26 25,597
6.88% , 12/15/30 ................. 4 3,922
131,156
Automobile Components — 0.2%
Clarios Global LP
(b)
6.25% , 05/15/26 ................. 65 63,599
6.75% , 05/15/28 ................. 13 12,691
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... 8 8,120
84,410
Automobiles — 0.9%
(b)
BMW US Capital LLC, 5.05%, 08/11/28 ... 100 97,793
Mercedes-Benz Finance North America LLC,
5.20%, 08/03/26 ................ 150 148,484
Nissan Motor Acceptance Co. LLC, 2.00%,
03/09/26 ..................... 165 147,481
393,758
Banks — 8.2%
Bank of America Corp.
(a)
(1-day SOFR + 0.91%), 0.98% , 09/25/25 200 189,428
(3-mo. CME Term SOFR + 1.13%), 2.46% ,
10/22/25 .................... 200 192,068
(1-day SOFR + 0.65%), 1.53% , 12/06/25 240 226,617
(1-day SOFR + 1.63%), 5.20% , 04/25/29 20 19,266
Bank of Montreal, 5.20%, 12/12/24 ...... 115 114,000
Banque Federative du Credit Mutuel SA
(c)
0.10% , 10/08/27 ................. EUR 100 90,456
4.13% , 09/18/30 ................. 100 104,429
Security
Par (000)
Par (000) Value
Banks (continued)
Barclays plc, (1-Year EUR Swap Annual +
1.75%), 4.92%, 08/08/30
(a) (c)
......... EUR 100 $ 104,151
BNP Paribas SA, (3-mo. EURIBOR + 0.80%),
0.38%, 10/14/27
(a) (c)
.............. 100 93,539
CaixaBank SA, (3-mo. EURIBOR + 0.85%),
0.38%, 11/18/26
(a) (c)
.............. 100 96,428
Citigroup, Inc.
(a)
(1-day SOFR + 0.53%), 1.28% , 11/03/25 USD 35 33,056
(1-day SOFR + 1.53%), 3.29% , 03/17/26 60 57,419
(1-day SOFR + 1.55%), 5.61% , 09/29/26 110 108,881
(1-day SOFR + 0.77%), 1.46% , 06/09/27 60 53,036
Commerzbank AG, (3-mo. EURIBOR + 1.95%),
5.25%, 03/25/29
(a) (c)
.............. EUR 100 105,496
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
............... USD 15 14,818
HSBC Holdings plc
(a)
(3-mo. CME Term SOFR + 1.40%), 2.63% ,
11/07/25 .................... 200 191,640
(1-day SOFR + 1.93%), 2.10% , 06/04/26 200 186,414
(Sterling Overnight Index Average +
2.12%), 6.80% , 09/14/31 ......... GBP 100 123,267
(3-mo. EURIBOR + 1.94%), 4.86% ,
05/23/33
(c)
................... EUR 100 103,876
HSBC USA, Inc., 5.63%, 03/17/25 ...... USD 200 198,816
ING Groep NV, (3-mo. EURIBOR + 1.10%),
2.13%, 05/23/26
(a) (c)
.............. EUR 100 101,889
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.51%), 3.96% ,
01/29/27 .................... USD 100 95,584
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 .................... 215 200,244
(1-day SOFR + 1.45%), 5.30% , 07/24/29 90 87,568
PNC Financial Services Group, Inc. (The), (1-
day SOFR + 1.84%), 5.58%, 06/12/29
(a)
.. 100 97,011
Royal Bank of Canada, 6.00%, 11/01/27 ... 56 56,404
Societe Generale SA, (3-mo. EURIBOR +
1.28%), 0.88%, 09/22/28
(a) (c)
......... EUR 100 91,238
Toronto-Dominion Bank (The), 1.25%, 12/13/24 USD 150 142,003
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
............... 190 187,933
US Bancorp, (1-day SOFR + 2.02%), 5.78%,
06/12/29
(a)
.................... 75 73,003
Westpac Banking Corp., 4.18%, 05/22/28
(b)
. 200 190,886
3,730,864
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.00%,
04/13/28 ..................... 150 141,943
Biotechnology — 1.5%
AbbVie, Inc., 1.25%, 06/01/24 ......... EUR 100 103,675
Amgen, Inc., 5.15%, 03/02/28 ......... USD 140 137,689
Gilead Sciences, Inc.
3.70% , 04/01/24 ................. 385 380,786
2.95% , 03/01/27 ................. 50 46,137
668,287
Broadline Retail — 0.0%
(b)
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 8 6,731
Match Group Holdings II LLC, 4.63%, 06/01/28 19 17,034
23,765
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00% , 09/30/27 ................. 8 7,473
6.38% , 06/15/30 ................. 11 10,565
Carrier Global Corp., 2.24%, 02/15/25 .... 36 34,211

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Standard Industries, Inc., 4.75%, 01/15/28
(b)
USD 20 $ 18,040
70,289
Capital Markets — 6.0%
Charles Schwab Corp. (The), 5.88%, 08/24/26 165 164,456
Credit Suisse AG
0.45% , 05/19/25
(c)
................ EUR 100 99,063
5.00% , 07/09/27 ................. USD 250 240,144
Deutsche Bank AG
Series E, 0.96% , 11/08/23 .......... 375 372,762
(1-day SOFR + 2.58%), 3.96% , 11/26/25
(a)
150 144,870
(3-mo. EURIBOR + 1.38%), 1.88% ,
02/23/28
(a) (c)
.................. EUR 100 94,397
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.51%), 4.39% , 06/15/27 USD 155 149,149
(1-day SOFR + 1.11%), 2.64% , 02/24/28 95 84,712
Morgan Stanley
(a)
(1-day SOFR + 0.56%), 1.16% , 10/21/25 275 259,592
(3-mo. EURIBOR + 0.83%), 1.34% ,
10/23/26 .................... EUR 100 99,406
(1-day SOFR + 1.73%), 5.12% , 02/01/29 USD 250 240,754
(1-day SOFR + 1.63%), 5.45% , 07/20/29 70 68,213
Nasdaq, Inc., 5.35%, 06/28/28 ......... 100 98,173
State Street Corp., (1-day SOFR + 1.35%),
5.75%, 11/04/26
(a)
............... 70 69,754
UBS AG, 0.01%, 06/29/26
(c)
.......... EUR 200 188,622
UBS Group AG, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
0.85%), 1.49%, 08/10/27
(a) (b)
......... USD 400 349,144
2,723,211
Chemicals — 0.2%
Chemours Co. (The), 4.63%, 11/15/29
(b)
... 2 1,609
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 45 38,834
HB Fuller Co., 4.00%, 02/15/27 ........ 13 11,968
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................. 8 7,339
5.63% , 08/15/29 ................. 13 10,514
70,264
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The), 4.13%, 08/01/29
(b)
8 6,764
Allied Universal Holdco LLC, 6.63%, 07/15/26
(b)
32 30,321
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 8 7,682
Aramark Services, Inc.
(b)
6.38% , 05/01/25 ................. 9 9,144
5.00% , 02/01/28 ................. 17 15,722
Covanta Holding Corp., 4.88%, 12/01/29
(b)
. 5 4,102
Garda World Security Corp.
(b)
4.63% , 02/15/27 ................. 5 4,575
7.75% , 02/15/28 ................. 4 3,922
GFL Environmental, Inc.
(b)
5.13% , 12/15/26 ................. 14 13,336
4.00% , 08/01/28 ................. 7 6,116
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 6 5,880
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 2 1,811
Prime Security Services Borrower LLC
(b)
5.75% , 04/15/26 ................. 6 5,821
6.25% , 01/15/28 ................. 12 11,114
Republic Services, Inc., 3.38%, 11/15/27 ... 150 138,475
264,785
Communications Equipment — 0.1%
(b)
CommScope, Inc., 6.00%, 03/01/26 ...... 8 7,466
Viasat, Inc., 5.63%, 04/15/27 .......... 15 12,996
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Viavi Solutions, Inc., 3.75%, 10/01/29 .... USD 6 $ 4,877
25,339
Consumer Finance — 1.5%
American Express Co., 2.55%, 03/04/27 ... 190 171,307
General Motors Financial Co., Inc.
3.50% , 11/07/24 ................. 100 97,100
6.05% , 10/10/25 ................. 100 99,557
John Deere Capital Corp.
5.15% , 09/08/26 ................. 65 64,795
4.95% , 07/14/28 ................. 35 34,517
OneMain Finance Corp.
6.88% , 03/15/25 ................. 2 1,984
7.13% , 03/15/26 ................. 12 11,753
SLM Corp., 3.13%, 11/02/26 .......... 7 6,072
Synchrony Financial, 4.88%, 06/13/25 .... 125 119,851
Toyota Motor Credit Corp., 5.40%, 11/10/25 . 100 99,953
706,889
Consumer Staples Distribution & Retail — 0.1%
(b)
Albertsons Cos., Inc.
3.25% , 03/15/26 ................. 6 5,558
5.88% , 02/15/28 ................. 34 32,724
6.50% , 02/15/28 ................. 3 2,965
United Natural Foods, Inc., 6.75%, 10/15/28 6 4,574
US Foods, Inc.
6.88% , 09/15/28 ................. 4 3,992
4.75% , 02/15/29 ................. 2 1,787
51,600
Containers & Packaging — 0.5%
Ball Corp.
4.88% , 03/15/26 ................. 72 69,148
6.00% , 06/15/29 ................. 5 4,854
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 16 14,877
Crown Americas LLC, 4.25%, 09/30/26 ... 30 28,200
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... 13 11,405
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/26
(b)
............... 47 45,343
Owens-Brockway Glass Container, Inc., 6.63%,
05/13/27
(b)
.................... 15 14,623
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................. 20 17,846
6.13% , 02/01/28 ................. 3 2,905
209,201
Distributors — 0.0%
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28
(b)
2 1,995
Diversified REITs — 0.2%
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 13 11,555
Prologis LP, 4.88%, 06/15/28 .......... 85 82,821
94,376
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 1.80%, 09/05/26 .......... EUR 100 99,009
CCO Holdings LLC
(b)
5.13% , 05/01/27 ................. USD 15 13,976
5.00% , 02/01/28 ................. 19 17,255
6.38% , 09/01/29 ................. 12 11,189
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 ................. 17 15,461
5.00% , 05/01/28 ................. 7 5,977
Level 3 Financing, Inc.
(b)
3.40% , 03/01/27 ................. 12 11,237
4.63% , 09/15/27 ................. 8 5,753
3.63% , 01/15/29 ................. 1 560

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
10.50% , 05/15/30 ................ USD 9 $ 9,059
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 7 6,856
Verizon Communications, Inc., 2.10%, 03/22/28 45 38,652
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
57 42,288
277,272
Electric Utilities — 2.2%
EDP - Energias de Portugal SA, 1.63%,
04/15/27
(c)
.................... EUR 100 97,283
Eversource Energy, 5.45%, 03/01/28 ..... USD 55 54,363
Exelon Corp., 5.15%, 03/15/28 ......... 150 147,205
FLUVIUS System Operator CVBA, 3.88%,
03/18/31
(c)
.................... EUR 100 103,295
NextEra Energy Capital Holdings, Inc.
4.20% , 06/20/24 ................. USD 230 226,935
6.05% , 03/01/25 ................. 75 75,114
4.90% , 02/28/28 ................. 50 48,391
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 13 12,723
NRG Energy, Inc., 5.75%, 01/15/28 ...... 29 27,190
Pacific Gas & Electric Co., 6.10%, 01/15/29 . 85 83,021
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 66 57,321
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 94 88,042
1,020,883
Electrical Equipment — 0.1%
(b)
Sensata Technologies BV
5.00% , 10/01/25 ................. 15 14,542
4.00% , 04/15/29 ................. 3 2,583
Vertiv Group Corp., 4.13%, 11/15/28 ..... 18 15,822
32,947
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
5 4,318
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 3 1,978
Live Nation Entertainment, Inc.
6.50% , 05/15/27 ................. 2 1,972
4.75% , 10/15/27 ................. 13 11,903
3.75% , 01/15/28 ................. 23 20,298
36,151
Financial Services — 0.8%
Block, Inc., 2.75%, 06/01/26 .......... 23 20,686
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 13 12,804
Fidelity National Information Services, Inc.
1.15% , 03/01/26 ................. 200 179,182
4.70% , 07/15/27 ................. 41 39,741
MGIC Investment Corp., 5.25%, 08/15/28 .. 10 9,312
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 3 2,835
PayPal Holdings, Inc., 2.65%, 10/01/26 ... 110 101,451
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 9 7,926
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 15 14,143
388,080
Food Products — 0.6%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
..... 2 2,003
Chobani LLC, 4.63%, 11/15/28
(b)
........ 14 12,347
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 23 21,917
General Mills, Inc., 5.24%, 11/18/25 ...... 95 94,144
Kraft Heinz Foods Co., 3.00%, 06/01/26 ... 100 93,742
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
37 34,127
258,280
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
(b)
Uber Technologies, Inc.
8.00% , 11/01/26 ................. USD 6 $ 6,071
6.25% , 01/15/28 ................. 28 27,380
4.50% , 08/15/29 ................. 12 10,726
Williams Scotsman International, Inc., 4.63%,
08/15/28 ..................... 14 12,530
56,707
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 26 23,704
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(b)
.................... 20 20,059
Hologic, Inc., 4.63%, 02/01/28
(b)
........ 9 8,281
Medline Borrower LP
(b)
3.88% , 04/01/29 ................. 14 11,836
5.25% , 10/01/29 ................. 12 10,372
Teleflex, Inc.
4.63% , 11/15/27 ................. 2 1,835
4.25% , 06/01/28
(b)
................ 12 10,735
86,822
Health Care Providers & Services — 1.9%
Community Health Systems, Inc.
(b)
6.00% , 01/15/29 ................. 17 13,729
5.25% , 05/15/30 ................. 6 4,561
CVS Health Corp., 6.25%, 06/01/27 ...... 50 50,937
Elevance Health, Inc.
5.35% , 10/15/25 ................. 225 223,581
3.65% , 12/01/27 ................. 100 92,690
Encompass Health Corp., 4.50%, 02/01/28 . 34 30,978
HCA, Inc.
5.25% , 04/15/25 ................. 50 49,382
5.88% , 02/15/26 ................. 155 154,141
5.63% , 09/01/28 ................. 75 73,129
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 17 14,643
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(b)
.................... 2 1,720
LifePoint Health, Inc.
9.88% , 08/15/30
(b)
................ 4 3,873
Class B, 11.00% , 10/15/30 .......... 7 7,000
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 22 19,713
Tenet Healthcare Corp.
6.25% , 02/01/27 ................. 2 1,935
5.13% , 11/01/27 ................. 54 50,254
UnitedHealth Group, Inc., 2.95%, 10/15/27 . 100 91,482
883,748
Health Care REITs — 0.5%
Healthpeak OP LLC, 1.35%, 02/01/27 .... 100 86,957
Welltower OP LLC
4.00% , 06/01/25 ................. 50 48,309
4.25% , 04/01/26 ................. 100 96,019
231,285
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC
3.88% , 01/15/28 ................. 8 7,176
4.38% , 01/15/28 ................. 35 31,547
4.00% , 10/15/30 ................. 8 6,648
Cedar Fair LP, 5.50%, 05/01/25 ........ 9 8,813
Hilton Domestic Operating Co., Inc.
5.75% , 05/01/28 ................. 58 56,070
3.75% , 05/01/29 ................. 2 1,730
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28 ..................... 4 3,991
Lindblad Expeditions LLC, 6.75%, 02/15/27 . 6 5,618
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 6 5,985

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc., 6.25%, 05/15/25 ...... USD 9 $ 8,951
136,529
Household Durables — 0.0%
(b)
Dream Finders Homes, Inc., 8.25%, 08/15/28 2 2,014
Tempur Sealy International, Inc., 4.00%,
04/15/29 ..................... 10 8,346
10,360
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 90 80,492
TransAlta Corp., 7.75%, 11/15/29 ....... 20 20,250
100,742
Insurance — 0.4%
(b)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................. 77 68,941
6.75% , 04/15/28 ................. 10 9,651
AmWINS Group, Inc., 4.88%, 06/30/29 .... 3 2,629
HUB International Ltd., 7.25%, 06/15/30 ... 29 28,947
Jones Deslauriers Insurance Management,
Inc., 8.50%, 03/15/30 ............. 10 10,073
NFP Corp., 4.88%, 08/15/28 .......... 52 45,778
166,019
IT Services — 0.4%
Central Parent LLC, 8.00%, 06/15/29
(b)
.... 8 7,970
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 26 23,720
International Business Machines Corp., 0.95%,
05/23/25 ..................... EUR 100 100,582
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... USD 22 19,580
Twilio, Inc., 3.63%, 03/15/29 .......... 23 19,254
171,106
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
....... 2 2,015
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................ 32 28,697
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 4 3,892
Star Parent, Inc., 9.00%, 10/01/30 ....... 15 15,157
47,746
Machinery — 0.1%
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
6 5,225
Otis Worldwide Corp., 5.25%, 08/16/28 ... 35 34,404
Wabash National Corp., 4.50%, 10/15/28
(b)
. 10 8,424
48,053
Media — 0.3%
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................. 39 34,632
9.00% , 09/15/28 ................. 19 18,816
Comcast Corp., 4.15%, 10/15/28 ....... 45 42,627
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 12 10,610
GCI LLC, 4.75%, 10/15/28
(b)
.......... 2 1,725
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 2 1,798
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 3 2,670
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
13 11,454
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 2 1,519
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 ................. 7 6,239
5.00% , 08/01/27 ................. 2 1,827
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 2 1,895
Univision Communications, Inc.
(b)
6.63% , 06/01/27 ................. 6 5,588
Security
Par (000)
Par (000) Value
Media (continued)
8.00% , 08/15/28 ................. USD 7 $ 6,786
148,186
Metals & Mining — 0.3%
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 61 60,270
Novelis Corp.
(b)
3.25% , 11/15/26 ................. 37 33,045
3.88% , 08/15/31 ................. 21 16,770
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 50 46,977
157,062
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
.................... 2 1,996
Multi-Utilities — 0.8%
E.ON SE, 0.88%, 01/08/25
(c)
.......... EUR 30 30,476
Engie SA, 1.75%, 03/27/28
(c)
.......... 100 96,259
San Diego Gas & Electric Co., 4.95%, 08/15/28 USD 95 92,483
Sempra, 3.30%, 04/01/25 ............ 50 48,062
Veolia Environnement SA, 0.00%, 01/14/27
(c)
EUR 100 93,078
360,358
Oil, Gas & Consumable Fuels — 0.3%
Eni SpA, 1.00%, 03/14/25
(c)
........... 100 101,116
Western Midstream Operating LP, 6.35%,
01/15/29 ..................... USD 25 25,052
126,168
Passenger Airlines — 0.1%
(b)
American Airlines, Inc.
5.50% , 04/20/26 ................. 12 11,848
7.25% , 02/15/28 ................. 2 1,912
5.75% , 04/20/29 ................. 6 5,581
Mileage Plus Holdings LLC, 6.50%, 06/20/27 9 8,705
United Airlines, Inc.
4.38% , 04/15/26 ................. 40 36,992
4.63% , 04/15/29 ................. 3 2,578
67,616
Personal Care Products — 0.0%
Coty, Inc., 6.63%, 07/15/30
(b)
.......... 6 5,858
Pharmaceuticals — 0.2%
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 ................. 9 8,257
3.50% , 04/01/30 ................. 2 1,646
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ..................... 61 58,811
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 ............. 15 13,338
82,052
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.63%, 10/01/27 ... 11 9,941
CoreLogic, Inc., 4.50%, 05/01/28 ....... 11 8,347
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 7 6,035
24,323
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC
Series AI, 7.00% , 04/15/30 .......... 6 5,054
7.00% , 04/15/30
(b)
................ 5 4,512
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 16 14,762
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(b)
.................... 3 2,964
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
12 10,573
37,865

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... USD 4 $ 3,333
Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Corp.
3.13% , 01/15/25 ................. 5 4,821
3.88% , 01/15/27 ................. 20 18,792
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 27 24,273
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 8 7,121
Intel Corp., 4.88%, 02/10/28 .......... 70 68,667
Lam Research Corp.
3.80% , 03/15/25 ................. 6 5,844
3.75% , 03/15/26 ................. 143 137,592
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(b)
4 3,869
NXP BV
4.88% , 03/01/24 ................. 225 223,447
2.70% , 05/01/25 ................. 330 313,058
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 5 4,125
Texas Instruments, Inc., 4.60%, 02/15/28 .. 100 98,013
909,622
Software — 1.9%
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 9 8,960
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. 6 5,970
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 5 4,881
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 6 5,817
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 41 35,494
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
71 62,787
Consensus Cloud Solutions, Inc., 6.00%,
10/15/26
(b)
.................... 13 11,966
Elastic NV, 4.13%, 07/15/29
(b)
......... 18 15,330
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 12 10,729
Gen Digital, Inc., 6.75%, 09/30/27
(b)
...... 10 9,804
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 7 6,217
NCR Corp., 6.13%, 09/01/29
(b)
......... 5 5,128
Open Text Corp., 6.90%, 12/01/27
(b)
..... 15 15,034
Oracle Corp.
1.65% , 03/25/26 ................. 110 99,636
2.65% , 07/15/26 ................. 277 255,393
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 14 12,547
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
..... 7 5,935
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
23 21,704
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 2 1,671
VMware, Inc.
1.40% , 08/15/26 ................. 155 136,726
3.90% , 08/21/27 ................. 55 51,239
Workday, Inc., 3.50%, 04/01/27 ........ 80 74,643
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
16 13,335
870,946
Specialized REITs — 2.1%
American Tower Corp.
1.60% , 04/15/26 ................. 330 296,295
0.45% , 01/15/27 ................. EUR 100 92,879
3.55% , 07/15/27 ................. USD 50 45,925
Crown Castle, Inc.
3.20% , 09/01/24 ................. 50 48,724
1.05% , 07/15/26 ................. 170 149,171
4.80% , 09/01/28 ................. 60 56,950
Equinix, Inc.
1.00% , 09/15/25 ................. 200 181,698
1.55% , 03/15/28 ................. 65 54,170
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
.... 29 28,363
SBA Communications Corp.
3.88% , 02/15/27 ................. 20 18,326
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
3.13% , 02/01/29 ................. USD 6 $ 5,004
977,505
Specialty Retail — 0.6%
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 8 6,891
Home Depot, Inc. (The), 2.88%, 04/15/27 .. 55 50,919
Lowe's Cos., Inc., 3.10%, 05/03/27 ...... 180 165,765
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 42 36,284
259,859
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman, 8.25%, 12/15/29
(b)
. 9 9,243
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... 10 8,274
Hanesbrands, Inc., 4.88%, 05/15/26 ..... 11 10,084
William Carter Co. (The), 5.63%, 03/15/27 .. 14 13,465
31,823
Trading Companies & Distributors — 0.3%
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
50 43,652
Beacon Roofing Supply, Inc., 6.50%, 08/01/30
(b)
4 3,877
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 14 13,239
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 8 7,011
United Rentals North America, Inc.
4.88% , 01/15/28 ................. 21 19,616
6.00% , 12/15/29
(b)
................ 15 14,605
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
24 24,117
126,117
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., 3.20%, 03/15/27 145 132,625
T-Mobile USA, Inc., 2.25%, 02/15/26 ..... 23 21,173
153,798
Total Corporate Bonds — 38 .9%
(Cost: $ 18,632,084 ) .............................. 17,704,925
Foreign Agency Obligations
France — 0.2%
Electricite de France SA, 1.00%
,
10/13/26
(c)
. EUR 100 97,045
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau, 0.00%
,
09/15/28
(c)
..................... 200 179,754
Italy — 0.2%
ACEA SpA, 0.00%
,
09/28/25
(c)
.......... 100 97,336
Supranational — 0.9%
European Investment Bank, 0.50%
,
11/15/23
(c)
400 421,335
Total Foreign Agency Obligations — 1 .7%
(Cost: $ 879,000 ) ................................ 795,470
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.8%
(b)
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67
(a)
......... USD 41 36,055
BRAVO Residential Funding Trust, Series
2023-NQM6, Class A1, 6.60%, 09/25/63
(d)
100 99,753
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a)
......... 86 77,716
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66
(a)
................ 79 63,684
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66
(a)
.... 77 63,660
Flagstar Mortgage Trust, Series 2021-12, Class
A19, 5.00%, 11/25/51
(a)
............. 111 102,602

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66
(a)
................ USD 61 $ 51,689
JP Morgan Mortgage Trust, Series 2021-7,
Class A3, 2.50%, 11/25/51
(a)
......... 107 80,482
MFA Trust, Series 2023-INV2, Class A1, 6.77%,
10/25/58
(d)
..................... 100 99,765
Mill City Mortgage Loan Trust, Series 2017-3,
Class A1, 2.75%, 01/25/61
(a)
......... 24 22,876
OBX Trust, Series 2023-NQM6, Class A1,
6.52%, 07/25/63
(d)
................ 107 107,439
PRKCM Trust, Series 2023-AFC3, Class A1,
6.58%, 09/25/58 ................. 100 99,317
RCKT Mortgage Trust, Series 2022-4, Class
A2, 3.50%, 06/25/52
(a)
............. 91 75,102
Towd Point Mortgage Trust
(a)
Series 2015-1, Class A5, 4.31%, 10/25/53 100 97,890
Series 2018-1, Class A1, 3.00%, 01/25/58 56 54,181
Series 2018-2, Class A1, 3.25%, 03/25/58 57 54,468
Series 2018-6, Class A1A, 3.75%, 03/25/58 82 79,181
1,265,860
Commercial Mortgage-Backed Securities — 3.6%
AREIT LLC, Series 2022-CRE7, Class A,
(1-mo. CME Term SOFR + 2.24%), 7.57%,
06/17/39
(a) (b)
.................... 100 99,750
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
..................... 100 93,216
BBCMS Mortgage Trust, Series 2023-C19,
Class A2B, 5.75%, 04/15/56 ......... 50 48,773
Benchmark Mortgage Trust, Series 2023-V3,
Class A3, 6.36%, 07/15/56
(a)
......... 50 50,536
CENT Trust, Series 2023-CITY, Class A,
(1-mo. CME Term SOFR + 2.62%), 7.95%,
09/15/28
(a) (b)
.................... 40 39,983
Commercial Mortgage Trust, Series 2015-
CR22, Class A5, 3.31%, 03/10/48 ...... 200 190,885
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 .... 200 190,071
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................ 150 114,337
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2021-NYAH, Class A, (1-mo. CME
Term SOFR + 0.87%), 6.21%, 06/15/38
(a)
200 194,972
Series 2022-OPO, Class A, 3.02%, 01/05/39 100 80,118
MAD Mortgage Trust, Series 2017-330M, Class
A, 3.29%, 08/15/34
(a) (b)
............. 250 224,375
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 102 101,126
Series 2015-C20, Class A4, 3.25%,
02/15/48 .................... 180 172,602
Ready Capital Mortgage Financing LLC, Series
2022-FL8, Class A, (SOFR 30 day Average
+ 1.65%), 6.96%, 01/25/37
(a) (b)
........ 22 21,568
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4, 3.64%,
12/15/59 ...................... 50 46,320
1,668,632
Total Non-Agency Mortgage-Backed Securities — 6 .4%
(Cost: $ 3,166,700 ) .............................. 2,934,492
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.7%
Federal Farm Credit Bank Bonds
1.30% , 02/03/31 ................. USD 150 $ 114,124
1.68% , 09/17/35 ................. 220 147,968
2.17% , 10/29/29 ................. 80 67,253
2.25% , 08/15/29 ................. 150 127,372
Federal Home Loan Bank Bonds
0.60% , 12/30/26 ................. 120 104,040
2.06% , 09/27/29 ................. 150 125,591
2.18% , 11/06/29 ................. 100 84,037
Federal Home Loan Mortgage Corp.
0.65% , 05/28/26 ................. 120 106,718
4.20% , 08/28/25 ................. 150 146,574
Federal National Mortgage Association
0.74% , 08/25/27 ................. 120 101,732
0.81% , 09/25/28 ................. 120 97,499
1,222,908
Collateralized Mortgage Obligations — 0.2%
Federal National Mortgage Association , Series
2020-79 , 1.50% , 11/25/50 ........... 52 43,795
Government National Mortgage Association ,
Series 2020-127 , Class LP , 1.50% , 06/20/50 83 62,809
106,604
Mortgage-Backed Securities — 8.3%
Government National Mortgage Association
2.50% , 10/20/51 ................. 197 160,115
3.00% , 10/20/51 ................. 961 816,727
Uniform Mortgage-Backed Securities
2.50% , 11/01/51 ................. 182 146,606
3.00% , 11/01/51 ................. 249 210,422
3.50% , 11/01/51 ................. 922 816,407
4.00% , 10/25/53
(e)
................ 890 792,309
4.50% , 10/25/53
(e)
................ 440 403,975
5.00% , 10/25/53
(e)
................ 450 424,547
3,771,108
Total U.S. Government Sponsored Agency Securities — 11 .2%
(Cost: $ 5,673,469 ) .............................. 5,100,620
U.S. Treasury Obligations
U.S. Treasury Notes
2.88% , 06/15/25 ................. 680 654,659
3.50% , 09/15/25 ................. 1,835 1,781,240
3.88% , 01/15/26 ................. 1,500 1,464,727
4.00% , 02/15/26 ................. 530 518,800
4.63% , 03/15/26 - 09/15/26 .......... 2,005 1,993,293
3.75% , 04/15/26 ................. 1,560 1,517,344
3.63% , 05/15/26 ................. 555 537,981
4.50% , 07/15/26 ................. 900 891,703
4.38% , 08/15/26 ................. 560 553,044
Total U.S. Treasury Obligations — 21 .8%
(Cost: $ 10,083,633 ) .............................. 9,912,791
Total Long-Term Investments — 99.6%
(Cost: $ 47,641,919 ) .............................. 45,375,610

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Short-Term Securities
Commercial Paper — 2.7%
(f)
AT&T, Inc., 5.93%
,
02/21/24 ........... USD 250 $ 244,252
Harley-Davidson Financial Services, Inc.,
6.14%
,
11/14/23
(b)
................ 250 248,168
HSBC USA, Inc., 6.55%
,
06/24/24 ....... 250 238,777
NatWest Markets plc, 5.74%
,
02/26/24 .... 250 244,107
Societe Generale SA, 5.70%
,
03/06/24 .... 250 243,749
Total Commercial Paper — 2 .7%
(Cost: $ 1,219,729 ) .............................. 1,219,053
Security
Shares
Shares Value
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23%
(g) (h)
................. 933,595 $ 933,595
Total Money Market Funds — 2 .0%
(Cost: $ 933,595 ) ................................ 933,595
Total Short-Term Securities — 4.7%
(Cost: $ 2,153,324 ) .............................. 2,152,648
Total Options Purchased — 0 .0%
( Cost: $ 9,806 ) ................................. 3,375
Total Investments Before Options Written — 104 .3%
(Cost: $ 49,805,049 ) .............................. 47,531,633
Total Options Written — (0.0) %
(Premium Received — $ (5,540) ) ..................... (1,687)
Total Investments Net of Options Written — 104 .3%
(Cost: $ 49,799,509 ) .............................. 47,529,946
Liabilities in Excess of Other Assets — (4.3) % ............ (1,970,272)
Net Assets — 100.0% ..............................
$ 45,559,674
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Represents or includes a TBA transaction.
(f)
Rates are discount rates or a range of discount rates as of period end.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,345,914 $ — $ (412,319)
(a)
$ — $ — $ 933,595 933,595 $ 33,894 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
34
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 3 12/19/23 $ 324 $ 120
U.S. Treasury 2-Year Note .................................................... 87 12/29/23 17,634 (62,004)
(61,884)
Short Contracts
Euro-Bobl ............................................................... 3 12/07/23 367 3,707
Euro-Bund .............................................................. 8 12/07/23 1,088 22,401
Euro-Schatz ............................................................. 5 12/07/23 555 1,545
U.S. Treasury 10-Year Ultra Note ............................................... 17 12/19/23 1,896 43,293
U.S. Treasury Long Bond ..................................................... 5 12/19/23 569 32,256
U.S. Treasury Ultra Bond ..................................................... 2 12/19/23 238 16,467
Long Gilt ................................................................ 1 12/27/23 115 76
U.S. Treasury 5-Year Note .................................................... 45 12/29/23 4,740 32,707
152,452
$ 90,568
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 24,000 USD 25,459 Morgan Stanley & Co. International plc 12/20/23 $ 11
USD 2,527,920 EUR 2,361,000 Deutsche Bank AG 12/20/23 22,272
USD 512,145 EUR 477,000 JPMorgan Chase Bank NA 12/20/23 5,921
USD 63,006 EUR 59,000 Morgan Stanley & Co. International plc 12/20/23 393
USD 122,591 GBP 99,000 Barclays Bank plc 12/20/23 1,732
USD 55,857 GBP 45,000 Morgan Stanley & Co. International plc 12/20/23 921
31,250
EUR 50,000 USD 53,534 Barclays Bank plc 12/20/23 (470)
GBP 45,000 USD 55,224 Morgan Stanley & Co. International plc 12/20/23 (288)
(758)
$ 30,492
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 30 11/10/23 USD 96.00 USD 7,500 $ 3,375
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 45 11/10/23 USD 96.50 USD 11,250 $ (1,687)

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
35
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 41.V1 ..................... 5.00 % Quarterly 12/20/28 USD 1,470 $ 12,080 $ (9,849) $ 21,929
Markit CDX North American Investment Grade
Index Series 41.V1 ................ 1.00 Quarterly 12/20/28 USD 980 (12,010) (14,096) 2,086
$ 70 $ (23,945) $ 24,015
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V2 ........... 5.00 % Quarterly 12/20/27 B+ — $ (2,145) $ — $ (2,145)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ (23,945) $ 24,015 $ (2,145) $ —
Options Written ................................................... N/A N/A 3,853 — (1,687)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
36
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 152,572 $ — $ 152,572
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 31,250 — — 31,250
Options purchased
Investments at value — unaffiliated
(b)
............ — — — — 3,375 — 3,375
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 24,015 — — — — 24,015
$ — $ 24,015 $ — $ 31,250 $ 155,947 $ — $ 211,212
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 62,004 $ — $ 62,004
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 758 — — 758
Options written
Options written at value ..................... — — — — 1,687 — 1,687
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 2,145 — — — — 2,145
$ — $ 2,145 $ — $ 758 $ 63,691 $ — $ 66,594
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 8,174 $ — $ 8,174
Forward foreign currency exchange contracts .... — — — (188,812) — — (188,812)
Swaps .............................. — (157,940) — — (4,150) — (162,090)
$ — $ (157,940) $ — $ (188,812) $ 4,024 $ — $ (342,728)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 25,657 $ — $ 25,657
Forward foreign currency exchange contracts .... — — — (51,508) — — (51,508)
Options purchased
(a)
..................... — — — — (6,431) — (6,431)
Options written ........................ — — — — 3,853 — 3,853
Swaps .............................. — 24,284 — — (14,519) — 9,765
$ — $ 24,284 $ — $ (51,508) $ 8,560 $ — $ (18,664)
(a)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
37
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 18,121,619
Average notional value of contracts — short ................................................................................. $ 9,385,411
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 3,262,887
Average amounts sold — in USD ........................................................................................ $ 539,242
Options
Average value of option contracts purchased ................................................................................ $ 844
Average value of option contracts written ................................................................................... $ 422
Credit default swaps
Average notional value — buy protection ................................................................................... $ 2,845,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 512,500
Average notional value — receives fixed rate ................................................................................ $ 512,500
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 10,130 $ 33,100
Forward foreign currency exchange contracts ................................................................. 31,250 758
Options
(a)
......................................................................................... 3,375 1,687
Swaps — centrally cleared .............................................................................. 43,187 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 87,942 $ 35,545
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(56,692) (34,787)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 31,250 $ 758
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 1,732 $ (470) $ — $ — $ 1,262
Deutsche Bank AG ............................... 22,272 — — — 22,272
JPMorgan Chase Bank NA .......................... 5,921 — — — 5,921
Morgan Stanley & Co. International plc .................. 1,325 (288) — — 1,037
$ 31,250 $ (758) $ — $ — $ 30,492
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Barclays Bank plc ................................ $ 470 $ (470) $ — $ — $ —
Morgan Stanley & Co. International plc .................. 288 (288) — — —
$ 758 $ (758) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Low Duration Bond Fund
38
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 8,927,312 $ — $ 8,927,312
Corporate Bonds ........................................ — 17,704,925 — 17,704,925
Foreign Agency Obligations ................................. — 795,470 — 795,470
Non-Agency Mortgage-Backed Securities ........................ — 2,934,492 — 2,934,492
U.S. Government Sponsored Agency Securities .................... — 5,100,620 — 5,100,620
U.S. Treasury Obligations ................................... — 9,912,791 — 9,912,791
Short-Term Securities
Commercial Paper ....................................... — 1,219,053 — 1,219,053
Money Market Funds ...................................... 933,595 — — 933,595
Options Purchased
Interest rate contracts ...................................... 3,375 — — 3,375
$ 936,970 $ 46,594,663 $ — $ 47,531,633
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 24,015 $ — $ 24,015
Foreign currency exchange contracts ............................ — 31,250 — 31,250
Interest rate contracts ....................................... 152,572 — — 152,572
Liabilities
Credit contracts ........................................... — (2,145) — (2,145)
Foreign currency exchange contracts ............................ — (758) — (758)
Interest rate contracts ....................................... (63,691) — — (63,691)
$ 88,881 $ 52,362 $ — $ 141,243
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Schedule of Investments
September 30, 2023
BlackRock Sustainable Total Return Fund
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 7.9%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (3-mo. CME Term SOFR
+ 1.33%), 6.66%, 04/20/33 ..... USD 250 $ 248,622
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (3-mo. CME
Term SOFR + 2.06%), 7.42%,
10/27/34 ................. 250 248,376
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%),
6.82%, 07/20/34 ............ 250 247,788
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (3-mo. CME Term SOFR
+ 1.39%), 6.72%, 10/20/34 ..... 250 248,448
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR
at 1.19% Floor + 1.45%), 6.76%,
10/15/30 ................. 240 239,443
Madison Park Funding XIX Ltd., Series
2015-19A, Class A1R2, (3-mo.
CME Term SOFR at 0.92% Floor +
1.18%), 6.53%, 01/22/28 ....... 668 665,514
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(3-mo. CME Term SOFR + 2.86%),
8.18%, 01/19/33 ............ 250 250,718
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (3-mo. CME Term
SOFR + 1.41%), 6.72%, 01/15/35 250 248,609
Pikes Peak CLO 8, Series 2021-8A,
Class B, (3-mo. CME Term SOFR +
2.01%), 7.34%, 07/20/34 ....... 250 249,025
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%),
6.85%, 08/16/34 ............ 250 246,895
Trimaran CAVU Ltd., Series 2021-2A,
Class D1, (3-mo. CME Term SOFR
+ 3.51%), 8.86%, 10/25/34 ..... 250 245,766
3,139,204
Ireland — 0.3%
Prodigy Finance DAC, Series 2021-1A,
Class A, (1-mo. CME Term SOFR +
1.36%), 6.68%, 07/25/51
(a) (b)
.... 149 147,661
United States — 6.9%
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL1,
Class A, (1-mo. CME Term SOFR
at 0.97% Floor + 1.08%), 6.42%,
12/15/35
(a) (b)
............... 100 98,906
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (3-mo. CME
Term SOFR + 1.50%), 6.81%,
07/15/36
(a) (b)
............... 250 248,369
GITSIT Mortgage Loan Trust, Series
2023-NPL1, Class A1, 8.35%,
05/25/53
(a) (c)
............... 63 63,584
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26
(a)
481 410,164
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(a) (b)
............... 211 167,536
Security
Par (000)
Par (000) Value
United States (continued)
Lendmark Funding Trust, Series 2022-
1A, Class A, 5.12%, 07/20/32
(a)
.. USD 100 $ 97,455
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.18% Floor +
0.47%), 5.79%, 03/25/46
(b)
..... 131 103,407
Mariner Finance Issuance Trust,
Series 2019-AA, Class B, 3.51%,
07/20/32
(a)
................ 100 99,023
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR + 2.07%),
0.00%, 10/19/38
(a) (b)
.......... 100 99,500
Mosaic Solar Loans LLC, Series 2017-
2A, Class C, 2.00%, 06/22/43
(a)
.. 31 30,606
Navient Private Education Loan Trust,
Series 2015-AA, Class A3, (1-mo.
CME Term SOFR at 1.70% Floor +
1.81%), 7.15%, 11/15/30
(a) (b)
.... 89 88,893
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(a) (c)
....... 237 224,851
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40
(a)
................ 498 414,093
Ready Capital Mortgage Financing
LLC, Series 2023-FL11, Class A,
(1-mo. CME Term SOFR + 2.37%),
7.69%, 10/25/39
(a) (b)
.......... 49 48,546
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 100 97,436
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 100 94,103
Tricon Residential Trust, Series 2021-
SFR1, Class F, 3.69%, 07/17/38
(a)
400 347,994
2,734,466
Total Asset-Backed Securities — 15.1%
(Cost: $ 6,242,172 ) .............................. 6,021,331
Corporate Bonds
Belgium — 0.2%
KBC Group NV, (3-mo. EURIBOR +
0.72%), 0.38%
,
06/16/27
(b) (d)
.... EUR 100 95,732
China — 0.2%
NXP BV, 5.55%
,
12/01/28 ........ USD 68 66,386
France — 1.2%
(d)
Banque Federative du Credit Mutuel SA
0.10% , 10/08/27 ............ EUR 100 90,456
4.13% , 09/18/30 ............ 100 104,429
BNP Paribas SA, (3-mo. EURIBOR +
0.80%), 0.38%
,
10/14/27
(b)
..... 100 93,539
Engie SA, 1.75%
,
03/27/28 ....... 100 96,259
Societe Generale SA, (3-mo. EURIBOR
+ 1.28%), 0.88%
,
09/22/28
(b)
.... 100 91,238
475,921
Germany — 1.1%
Commerzbank AG, (3-mo. EURIBOR +
1.95%), 5.25%
,
03/25/29
(b) (d)
.... 100 105,495
Deutsche Bank AG
5.37% , 09/09/27 ............ USD 150 146,479
(3-mo. EURIBOR + 1.38%), 1.88% ,
02/23/28
(b) (d)
............. EUR 100 94,397

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
E.ON SE, 1.00%
,
10/07/25
(d)
...... EUR 100 $ 100,092
446,463
Italy — 0.3%
Iren SpA, 1.95%
,
09/19/25
(d)
...... 100 101,009
Netherlands — 0.3%
ING Groep NV, (3-mo. EURIBOR +
1.10%), 2.13%
,
05/23/26
(b) (d)
.... 100 101,889
Spain — 0.2%
CaixaBank SA, (3-mo. EURIBOR +
0.85%), 0.38%
,
11/18/26
(b) (d)
.... 100 96,427
Switzerland — 1.9%
Credit Suisse AG
4.75% , 08/09/24 ............ USD 250 246,447
0.45% , 05/19/25
(d)
........... EUR 100 99,063
5.00% , 07/09/27 ............ USD 250 240,144
UBS AG, 0.01%
,
06/29/26
(d)
....... EUR 200 188,622
774,276
United Kingdom — 1.1%
Barclays plc, (1-Year EUR Swap Annual
+ 1.75%), 4.92%
,
08/08/30
(b) (d)
... 100 104,151
HSBC Holdings plc, (Sterling Overnight
Index Average + 2.12%), 6.80%
,
09/14/31
(b)
................ GBP 100 123,267
National Grid plc, 0.25%
,
09/01/28
(d)
. EUR 100 86,918
RELX Capital, Inc., 4.00%
,
03/18/29 . USD 24 22,371
SSE plc, 0.88%
,
09/06/25
(d)
....... EUR 100 99,621
436,328
United States — 22.8%
AbbVie, Inc.
4.55% , 03/15/35 ............ USD 73 66,400
4.50% , 05/14/35 ............ 35 31,624
4.70% , 05/14/45 ............ 26 22,149
4.88% , 11/14/48 ............ 23 20,099
AEP Texas, Inc.
3.95% , 06/01/28 ............ 80 74,102
4.70% , 05/15/32 ............ 41 37,518
5.25% , 05/15/52 ............ 52 44,547
Agilent Technologies, Inc., 3.05%
,
09/22/26 ................. 30 27,922
American Tower Corp.
5.00% , 02/15/24 ............ 12 11,951
0.45% , 01/15/27 ............ EUR 100 92,879
3.80% , 08/15/29 ............ USD 202 179,681
2.70% , 04/15/31 ............ 44 34,895
5.65% , 03/15/33 ............ 47 45,179
5.55% , 07/15/33 ............ 31 29,539
American Transmission Systems, Inc.,
2.65%
,
01/15/32
(a)
........... 64 50,593
Amgen, Inc.
4.05% , 08/18/29 ............ 182 168,934
4.66% , 06/15/51 ............ 4 3,236
4.40% , 02/22/62 ............ 30 22,226
5.75% , 03/02/63 ............ 70 64,574
Aon Corp., 3.75%
,
05/02/29 ....... 25 22,665
AT&T, Inc.
4.35% , 03/01/29 ............ 27 25,127
2.75% , 06/01/31 ............ 33 26,400
5.40% , 02/15/34 ............ 41 38,372
5.25% , 03/01/37 ............ 42 38,140
4.75% , 05/15/46 ............ 38 30,018
Security
Par (000)
Par (000) Value
United States (continued)
4.50% , 03/09/48 ............ USD 11 $ 8,318
3.50% , 09/15/53 ............ 20 12,357
3.65% , 09/15/59 ............ 80 48,676
Atlantic City Electric Co., 4.00%
,
10/15/28 ................. 8 7,473
Atmos Energy Corp., 2.85%
,
02/15/52 10 5,986
Baltimore Gas & Electric Co.
3.50% , 08/15/46 ............ 74 50,441
5.40% , 06/01/53 ............ 10 9,190
Bank of America Corp.
(b)
(1-day SOFR + 1.57%), 5.82% ,
09/15/29 ............... 297 293,355
(3-mo. CME Term SOFR + 1.25%),
2.50% , 02/13/31 .......... 38 30,455
Booz Allen Hamilton, Inc., 5.95%
,
08/04/33 ................. 37 36,097
Broadcom, Inc.
(a)
3.42% , 04/15/33 ............ 67 53,590
3.14% , 11/15/35 ............ 39 28,434
4.93% , 05/15/37 ............ 46 39,649
Burlington Northern Santa Fe LLC,
3.30%
,
09/15/51 ............ 33 22,123
Cameron LNG LLC, 3.30%
,
01/15/35
(a)
187 148,855
Capital One Financial Corp., (1-day
SOFR + 2.60%), 5.82%
,
02/01/34
(b)
31 27,937
CenterPoint Energy Houston Electric
LLC
Series AE, 2.35% , 04/01/31 .... 10 8,054
Series AF, 3.35% , 04/01/51 .... 15 9,989
Series AJ, 4.85% , 10/01/52 .... 25 21,722
Charles Schwab Corp. (The), (1-day
SOFR + 2.50%), 5.85%
,
05/19/34
(b)
42 39,937
Charter Communications Operating
LLC
5.13% , 07/01/49 ............ 8 5,832
4.80% , 03/01/50 ............ 108 75,521
3.90% , 06/01/52 ............ 35 20,926
4.40% , 12/01/61 ............ 15 9,241
3.95% , 06/30/62 ............ 9 5,105
Citigroup, Inc., (1-day SOFR + 2.09%),
4.91%
,
05/24/33
(b)
........... 87 79,162
Comcast Corp.
1.50% , 02/15/31 ............ 31 23,419
3.75% , 04/01/40 ............ 13 10,070
3.40% , 07/15/46 ............ 31 21,117
Commonwealth Edison Co.
4.00% , 03/01/48 ............ 18 13,606
Series 133, 3.85% , 03/15/52 .... 24 17,258
5.30% , 02/01/53 ............ 42 38,522
Connecticut Light & Power Co. (The),
4.90%
,
07/01/33 ............ 52 49,378
Cox Communications, Inc., 3.15%
,
08/15/24
(a)
................ 14 13,660
Crown Castle, Inc.
2.25% , 01/15/31 ............ 161 124,947
2.10% , 04/01/31 ............ 100 76,286
2.50% , 07/15/31 ............ 52 40,554
5.10% , 05/01/33 ............ 38 35,132
CSX Corp., 4.25%
,
11/01/66 ...... 10 7,456
Dell International LLC, 6.02%
,
06/15/26 119 119,464
Edison International
5.75% , 06/15/27 ............ 34 33,685
5.25% , 11/15/28 ............ 124 119,306
6.95% , 11/15/29 ............ 59 60,847

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Elevance Health, Inc., 6.10%
,
10/15/52 USD 23 $ 23,143
Equinix, Inc., 2.15%
,
07/15/30 ..... 27 21,207
Eversource Energy, 5.45%
,
03/01/28 38 37,560
Exelon Corp., 4.45%
,
04/15/46 ..... 32 24,957
Extra Space Storage LP, 5.50%
,
07/01/30 ................. 10 9,670
FactSet Research Systems, Inc.,
3.45%
,
03/01/32 ............ 75 62,153
FirstEnergy Transmission LLC, 4.55%
,
04/01/49
(a)
................ 86 67,327
General Motors Financial Co., Inc.
5.10% , 01/17/24 ............ 199 198,366
5.80% , 06/23/28 ............ 25 24,423
Gilead Sciences, Inc.
4.60% , 09/01/35 ............ 21 19,217
2.60% , 10/01/40 ............ 40 26,403
4.75% , 03/01/46 ............ 26 22,263
Global Payments, Inc., 5.30%
,
08/15/29 ................. 155 147,815
GLP Capital LP
5.75% , 06/01/28 ............ 33 31,641
4.00% , 01/15/30 ............ 34 28,834
4.00% , 01/15/31 ............ 27 22,478
3.25% , 01/15/32 ............ 61 47,341
Goldman Sachs Group, Inc. (The)
(b)
(1-day SOFR + 1.85%), 3.62% ,
03/15/28 ............... 138 127,329
(3-mo. CME Term SOFR + 1.77%),
3.69% , 06/05/28 .......... 30 27,648
(3-mo. CME Term SOFR + 1.42%),
3.81% , 04/23/29 .......... 103 93,528
(1-day SOFR + 1.26%), 2.65% ,
10/21/32 ............... 108 83,361
HCA, Inc.
5.38% , 09/01/26 ............ 65 63,791
5.88% , 02/01/29 ............ 21 20,659
3.50% , 09/01/30 ............ 20 16,921
3.63% , 03/15/32 ............ 50 41,444
5.50% , 06/15/47 ............ 21 17,925
Hewlett Packard Enterprise Co., 5.90%
,
10/01/24 ................. 132 131,893
Intuit, Inc., 5.50%
,
09/15/53 ....... 5 4,797
JPMorgan Chase & Co.
(b)
(1-day SOFR + 1.02%), 2.07% ,
06/01/29 ............... 33 27,806
(3-mo. CME Term SOFR + 1.52%),
4.20% , 07/23/29 .......... 29 26,876
(1-day SOFR + 1.75%), 4.57% ,
06/14/30 ............... 27 25,186
(3-mo. CME Term SOFR + 1.25%),
2.58% , 04/22/32 .......... 10 7,888
(1-day SOFR + 1.85%), 5.35% ,
06/01/34 ............... 35 33,190
KLA Corp.
3.30% , 03/01/50 ............ 33 21,930
5.25% , 07/15/62 ............ 25 22,459
L3Harris Technologies, Inc.
2.90% , 12/15/29 ............ 72 61,309
1.80% , 01/15/31 ............ 36 27,497
Lowe's Cos., Inc.
2.63% , 04/01/31 ............ 20 16,178
5.50% , 10/15/35 ............ 8 7,726
2.80% , 09/15/41 ............ 53 34,233
Marsh & McLennan Cos., Inc., 5.45%
,
03/15/53 ................. 25 23,336
Security
Par (000)
Par (000) Value
United States (continued)
Moody's Corp.
3.25% , 01/15/28 ............ USD 32 $ 29,340
3.75% , 02/25/52 ............ 5 3,538
Morgan Stanley
(b)
(1-day SOFR + 0.88%), 1.59% ,
05/04/27 ............... 99 88,118
(1-day SOFR + 1.63%), 5.45% ,
07/20/29 ............... 335 326,447
(1-day SOFR + 1.14%), 2.70% ,
01/22/31 ............... 317 259,183
Motorola Solutions, Inc.
5.60% , 06/01/32 ............ 88 84,186
5.50% , 09/01/44 ............ 23 20,162
MSCI, Inc.
(a)
4.00% , 11/15/29 ............ 92 80,804
3.63% , 11/01/31 ............ 28 22,906
Nasdaq, Inc.
5.55% , 02/15/34 ............ 20 19,089
6.10% , 06/28/63 ............ 20 18,600
Newmont Corp., 2.80%
,
10/01/29 ... 68 57,586
NextEra Energy Capital Holdings, Inc.,
5.75%
,
09/01/25 ............ 40 39,888
NNN REIT, Inc., 3.00%
,
04/15/52 ... 34 19,179
Norfolk Southern Corp.
3.00% , 03/15/32 ............ 22 18,126
3.94% , 11/01/47 ............ 27 20,084
3.05% , 05/15/50 ............ 16 9,925
4.55% , 06/01/53 ............ 9 7,267
Northern States Power Co.
2.60% , 06/01/51 ............ 37 20,921
4.50% , 06/01/52 ............ 50 40,620
Ohio Power Co.
Series P, 2.60% , 04/01/30 ..... 5 4,140
Series Q, 1.63% , 01/15/31 ..... 58 44,060
5.00% , 06/01/33 ............ 35 32,840
Series R, 2.90% , 10/01/51 ..... 61 36,157
Omnicom Group, Inc.
3.60% , 04/15/26 ............ 89 84,536
2.60% , 08/01/31 ............ 5 3,962
Oracle Corp.
3.60% , 04/01/40 ............ 129 93,208
4.00% , 07/15/46 ............ 51 35,988
4.00% , 11/15/47 ............ 4 2,811
3.60% , 04/01/50 ............ 51 32,990
5.55% , 02/06/53 ............ 9 7,885
Otis Worldwide Corp., 5.25%
,
08/16/28 25 24,574
Owens Corning, 3.95%
,
08/15/29 ... 26 23,620
Pacific Gas & Electric Co.
4.95% , 07/01/50 ............ 45 33,541
3.50% , 08/01/50 ............ 110 65,484
PECO Energy Co.
3.90% , 03/01/48 ............ 34 25,443
2.85% , 09/15/51 ............ 29 17,164
4.38% , 08/15/52 ............ 10 7,996
Penske Truck Leasing Co. LP, 6.05%
,
08/01/28
(a)
................ 72 71,097
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ............ 72 68,060
5.30% , 05/19/53 ............ 90 83,624
Piedmont Natural Gas Co., Inc., 2.50%
,
03/15/31 ................. 11 8,669
Prologis LP, 3.88%
,
09/15/28 ...... 7 6,484
Public Service Co. of New Hampshire,
5.15%
,
01/15/53 ............ 24 21,622

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Public Service Electric & Gas Co.
3.70% , 05/01/28 ............ USD 28 $ 26,209
3.60% , 12/01/47 ............ 6 4,293
2.05% , 08/01/50 ............ 48 24,512
Realty Income Corp., 3.25%
,
01/15/31 6 5,042
Republic Services, Inc., 3.95%
,
05/15/28 ................. 24 22,527
Ryder System, Inc.
4.30% , 06/15/27 ............ 26 24,758
5.25% , 06/01/28 ............ 5 4,866
S&P Global, Inc., 5.25%
,
09/15/33
(a)
. 10 9,747
San Diego Gas & Electric Co., 5.35%
,
04/01/53 ................. 59 53,582
Southern California Edison Co.
5.65% , 10/01/28 ............ 10 9,982
Series A, 4.20% , 03/01/29 ..... 42 39,094
2.25% , 06/01/30 ............ 58 46,566
5.95% , 11/01/32 ............ 67 66,821
5.88% , 12/01/53 ............ 15 14,097
Sprint LLC
7.13% , 06/15/24 ............ 96 96,584
7.63% , 02/15/25 ............ 513 520,517
Thermo Fisher Scientific, Inc.
4.95% , 11/21/32 ............ 52 49,983
5.09% , 08/10/33 ............ 27 26,108
T-Mobile USA, Inc., 4.75%
,
02/01/28 . 135 129,400
Transcontinental Gas Pipe Line Co.
LLC
4.60% , 03/15/48 ............ 42 33,269
3.95% , 05/15/50 ............ 38 27,012
Union Electric Co., 2.63%
,
03/15/51 . 15 8,512
Union Pacific Corp.
3.55% , 05/20/61 ............ 40 26,119
2.97% , 09/16/62 ............ 29 16,470
UnitedHealth Group, Inc.
4.25% , 06/15/48 ............ 7 5,589
2.90% , 05/15/50 ............ 28 17,192
6.05% , 02/15/63 ............ 22 22,259
5.20% , 04/15/63 ............ 7 6,249
Verizon Communications, Inc.
2.55% , 03/21/31 ............ 38 30,257
2.36% , 03/15/32 ............ 172 131,229
5.05% , 05/09/33 ............ 22 20,552
4.40% , 11/01/34 ............ 30 26,013
5.25% , 03/16/37 ............ 31 28,922
2.65% , 11/20/40 ............ 36 22,789
VICI Properties LP
4.25% , 12/01/26
(a)
........... 207 192,872
3.75% , 02/15/27
(a)
........... 40 36,297
4.75% , 02/15/28 ............ 56 52,375
4.63% , 12/01/29
(a)
........... 116 102,898
4.95% , 02/15/30 ............ 38 34,769
Wells Fargo & Co.
(b)
(1-day SOFR + 2.02%), 5.39% ,
04/24/34 ............... 77 71,988
(1-day SOFR + 1.99%), 5.56% ,
07/25/34 ............... 70 66,282
9,068,136
Total Corporate Bonds — 29.3%
(Cost: $ 12,700,116 ) .............................. 11,662,567
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
Italy — 0.2%
ACEA SpA, 0.00%
,
09/28/25
(d)
..... EUR 100 $ 97,336
Total Foreign Agency Obligations — 0.2%
(Cost: $ 101,680 ) ................................ 97,336
Foreign Government Obligations
Mexico — 0.4%
United Mexican States, 2.66%
,
05/24/31 ................. USD 200 157,878
Panama — 0.5%
Republic of Panama, 3.88%
,
03/17/28 200 183,634
Peru — 0.1%
Republic of Peru, 3.55%
,
03/10/51 .. 35 22,984
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. 25 22,151
Total Foreign Government Obligations — 1.0%
(Cost: $ 473,416 ) ................................ 386,647
Municipal Bonds
California - 0 .4%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 7.04% , 04/01/50 ......... 20 23,008
Los Angeles Community College
District , Series 2010E , GO ,
6.60% , 08/01/42 ............ 5 5,466
Los Angeles Unified School
District , Series 2010RY , GO ,
6.76% , 07/01/34 ............ 20 21,623
State of California , Series 2018 , GO ,
4.60% , 04/01/38 ............ 70 63,179
University of California , Series 2012AD ,
RB , 4.86% , 05/15/12 ......... 15 12,331
125,607
Illinois - 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ............ 40 37,962
New Jersey - 0 .0%
New Jersey Turnpike Authority , Series
2009F , RB , 7.41% , 01/01/40 .... 8 9,329
New York - 0 .1%
Metropolitan Transportation Authority
Series 2009A-1 , RB ,
5.87% , 11/15/39 .......... 10 9,528
Series 2010A , RB , 6.67% , 11/15/39 10 10,238
New York City Municipal Water Finance
Authority , Series 2010EE , RB ,
6.01% , 06/15/42 ............ 5 5,140
Port Authority of New York & New
Jersey , Series 2011-168 , RB ,
4.93% , 10/01/51 ............ 15 13,547
38,453
Ohio - 0 .0%
American Municipal Power, Inc. , Series
2010A , RB , 8.08% , 02/15/50 .... 10 12,437

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas - 0 .0%
City of San Antonio Electric & Gas
Systems , Series 2010A , RB ,
5.81% , 02/01/41 ............ USD 10 $ 10,027
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ............ 15 14,930
24,957
Total Municipal Bonds — 0.6%
(Cost: $ 326,349 ) ................................ 248,745
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .2%
United States — 1.2%
Alternative Loan Trust
(b)
Series 2006-OA6, Class 1A1A, (1-
mo. CME Term SOFR + 0.53%),
5.85%, 07/25/46 .......... 17 13,470
Series 2006-OC10, Class 2A3, (1-
mo. CME Term SOFR + 0.57%),
5.89%, 11/25/36 .......... 189 160,729
Impac Secured Assets Trust, Series
2006-2, Class 1A2B, (1-mo. CME
Term SOFR at 0.17% Floor and
11.50% Cap + 0.45%), 5.77%,
08/25/36
(b)
................ 105 102,021
RFMSI Trust, Series 2007-SA4, Class
3A1, 5.26%, 10/25/37
(b)
........ 139 85,730
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(a)
100 99,664
461,614
Commercial Mortgage-Backed Securities — 4 .3%
Cayman Islands — 0.3%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.25% Floor + 4.22%), 9.55%,
12/15/34
(a) (b)
............... 125 116,189
United States — 4.0%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35
(a)
........... 250 233,996
BANK, Series 2022-BNK41, Class A4,
3.92%, 04/15/65
(b)
........... 80 68,684
Beast Mortgage Trust, Series 2021-
SSCP, Class A, (1-mo. CME
Term SOFR + 0.86%), 6.20%,
04/15/36
(a) (b)
............... 30 29,284
Benchmark Mortgage Trust, Series
2021-B29, Class A5, 2.39%,
09/15/54 ................. 30 23,293
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR + 1.04%),
6.38%, 10/15/37 .......... 113 112,128
Series 2021-SOAR, Class A, (1-mo.
CME Term SOFR at 0.67% Floor
+ 0.78%), 6.12%, 06/15/38 ... 56 54,698
Series 2022-LP2, Class A, (1-mo.
CME Term SOFR + 1.01%),
6.35%, 02/15/39 .......... 49 47,430
BX Trust, Series 2022-IND, Class A,
(1-mo. CME Term SOFR + 1.49%),
6.82%, 04/15/37
(a) (b)
.......... 48 47,760
Security
Par (000)
Par (000) Value
United States (continued)
Commercial Mortgage Trust, Series
2013-300P, Class D, 4.54%,
08/10/30
(a) (b)
............... USD 25 $ 19,117
Credit Suisse Mortgage Capital
Certificates, Series 2019-ICE4,
Class A, (1-mo. CME Term SOFR
at 0.98% Floor + 1.03%), 6.36%,
05/15/36
(a) (b)
............... 60 59,786
Grace Trust, Series 2020-GRCE, Class
D, 2.77%, 12/10/40
(a) (b)
........ 250 171,547
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class D, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.81%), 7.15%, 04/15/38 ... 250 245,721
Series 2022-OPO, Class D, 3.56%,
01/05/39 ............... 80 52,142
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.99%, 02/12/41
(a) (b)
40 27,046
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(a) (b)
.......... 465 332,413
Wells Fargo Commercial Mortgage
Trust, Series 2021-C60, Class A4,
2.34%, 08/15/54 ............ 80 61,640
1,586,685
Interest Only Commercial Mortgage-Backed Securities — 0 .0%
United States — 0.0%
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.95%, 06/15/56
(b)
.... 200 10,125
Total Non-Agency Mortgage-Backed Securities — 5.5%
(Cost: $ 2,441,886 ) .............................. 2,174,613
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage
Corp. Variable Rate Notes ,
Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28
(a) (b)
.......... 50 41,088
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp.
Series 389 , Class C45 ,
3.00% , 10/15/52 ........ 256 42,481
Series 5161 , Class LI ,
3.00% , 11/25/51 ........ 74 10,030
Federal National Mortgage Association
Series 2021-3 , Class MI ,
3.50% , 02/25/51 ........ 52 9,399
Series 2021-31 , Class IB ,
4.00% , 06/25/51 ........ 59 11,734
Series 428 , Class C16 ,
3.00% , 03/25/50 ........ 95 16,391
Government National Mortgage
Association
Series 2021-58 , Class IY ,
3.00% , 02/20/51 ........ 72 10,966
Series 2021-97 , Class LI ,
3.00% , 08/20/50 ........ 64 9,810
Series 2022-78 , Class D ,
3.00% , 08/20/51 ........ 156 23,659
134,470

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 53.2%
Federal National Mortgage Association ,
3.00% , 12/01/50 ............ USD 652 $ 546,202
Government National Mortgage
Association
2.00% , 08/20/50 - 11/20/50 ... 107 85,373
2.50% , 10/20/51 - 12/20/51 ... 91 74,107
3.00% , 03/20/52 .......... 279 237,342
3.50% , 03/20/52 .......... 60 52,812
4.00% , 03/20/52 .......... 16 14,487
2.00% , 10/15/53
(e)
......... 479 378,379
2.50% , 10/15/53
(e)
......... 512 418,419
3.00% , 10/15/53
(e)
......... 169 142,960
3.50% , 10/15/53
(e)
......... 271 237,095
4.00% , 10/15/53
(e)
......... 1,989 1,791,437
4.50% , 10/15/53
(e)
......... 161 148,730
5.00% , 10/15/53
(e)
......... 156 147,822
5.50% , 10/15/53
(e)
......... 1,740 1,688,914
6.00% , 10/15/53 - 11/15/53
(e)
.. 68 67,356
6.50% , 11/15/53
(e)
......... 30 30,150
Uniform Mortgage-Backed Securities
1.50% , 10/25/38 - 10/25/53
(e)
.. 683 529,371
2.00% , 10/25/38
(e)
......... 513 439,847
2.50% , 10/25/38 - 10/25/53
(e)
.. 287 247,102
3.00% , 10/25/38 - 10/25/53
(e)
.. 2,386 1,984,220
3.50% , 10/25/38 - 10/25/53
(e)
.. 265 231,499
4.50% , 10/25/38 - 10/25/53
(e)
.. 483 444,663
4.00% , 01/01/47 - 06/01/52 ... 1,828 1,646,039
4.50% , 06/01/50 .......... 218 203,310
2.00% , 10/01/51 - 11/01/51 ... 2,704 2,063,120
2.50% , 11/01/51 - 12/01/51 ... 2,938 2,343,754
3.00% , 11/01/51 .......... 249 210,422
3.50% , 11/01/51 .......... 922 816,407
5.50% , 09/01/53 .......... 296 286,163
6.00% , 09/01/53 .......... 296 292,216
5.00% , 10/25/53
(e)
......... 1,090 1,028,619
5.50% , 10/25/53
(e)
......... 1,573 1,519,980
6.00% , 10/25/53
(e)
......... 731 721,406
6.50% , 10/25/53
(e)
......... 64 64,290
7.00% , 10/25/53
(e)
......... 45 45,933
21,179,946
Total U.S. Government Sponsored Agency Securities
—
53 .7%
(Cost: $ 23,159,074 ) .............................. 21,355,504
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50% , 08/15/39 ............ 179 173,752
1.13% , 05/15/40 - 08/15/40 ..... 354 202,208
4.38% , 05/15/40 - 05/15/41 ..... 120 113,377
1.38% , 11/15/40 ............ 177 104,755
4.75% , 02/15/41 ............ 31 30,165
1.75% , 08/15/41 ............ 177 110,224
4.00% , 11/15/42 - 11/15/52 ..... 191 169,403
3.88% , 02/15/43 ............ 229 199,302
3.63% , 08/15/43 - 05/15/53 ..... 297 246,141
3.75% , 11/15/43 ............ 100 84,883
2.75% , 11/15/47 ............ 256 178,520
3.00% , 02/15/48 - 08/15/52 ..... 714 521,736
2.25% , 08/15/49 ............ 61 37,973
2.38% , 05/15/51 ............ 138 87,649
2.00% , 08/15/51 ............ 54 30,871
1.88% , 11/15/51 ............ 103 57,299
2.88% , 05/15/52 ............ 110 77,993
4.13% , 08/15/53 ............ 272 246,925
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
4.38% , 10/31/24 ............ USD 38 $ 37,574
0.75% , 11/15/24 ............ 36 34,194
1.50% , 02/15/25 - 01/31/27 ..... 206 195,386
3.88% , 03/31/25 - 08/15/33 ..... 856 823,913
2.63% , 04/15/25 ............ 179 172,539
2.75% , 05/15/25 - 08/15/32 ..... 1,081 962,389
4.25% , 05/31/25 ............ 19 18,718
2.88% , 06/15/25 - 04/30/29 ..... 238 227,250
0.25% , 06/30/25 - 07/31/25 ..... 283 259,438
5.00% , 08/31/25 ............ 52 51,894
3.50% , 09/15/25 - 02/15/33 ..... 382 360,978
4.00% , 12/15/25 - 07/31/30 ..... 1,015 982,926
0.50% , 02/28/26 - 08/31/27 ..... 804 697,697
0.88% , 06/30/26 - 09/30/26 ..... 279 250,448
0.63% , 07/31/26 ............ 61 54,292
1.13% , 10/31/26 ............ 50 44,801
1.63% , 11/30/26 - 05/15/31 ..... 299 254,469
1.88% , 02/28/27 - 02/28/29 ..... 186 169,164
0.38% , 09/30/27 ............ 89 75,125
4.13% , 09/30/27 - 11/15/32 ..... 111 107,600
1.25% , 03/31/28 - 08/15/31 ..... 377 296,538
1.75% , 01/31/29 ............ 9 7,779
3.63% , 03/31/30 ............ 21 19,808
3.75% , 06/30/30 ............ 15 14,237
3.38% , 05/15/33 ............ 185 167,772
Total U.S. Treasury Obligations — 22.5%
(Cost: $ 9,919,126 ) .............................. 8,960,105
Total Long-Term Investments — 127 .9%
(Cost: $ 55,363,819 ) .............................. 50,906,848
Shares
Shares
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.23%
(f) (g)
.... 2,232,587 2,232,587
Total Short-Term Securities — 5 .6%
(Cost: $ 2,232,587 ) .............................. 2,232,587
Total Options Purchased — 0 .6%
(Cost: $ 174,103 ) ................................ 242,008
Total Investments Before Options Written and TBA Sale
Commitments — 134.1%
(Cost: $ 57,770,509 ) .............................. 53,381,443
Total Options Written — ( 0 .6 ) %
(Premiums Received — $ (160,504) ) .................. (258,557)
Par (000)
Pa r (000)
TBA Sale Commitments
(e)
Government National Mortgage
Association , 4.00% , 10/15/53 .... (1,766) (1,590,986)
Uniform Mortgage-Backed Securities
3.00% , 10/25/38 - 10/25/53 ..... (337) (280,716)
2.00% , 10/25/53 ............ (203) (154,391)
2.50% , 10/25/53 ............ (1,154) (915,930)
3.50% , 10/25/53 ............ (199) (171,124)

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
TBA Sale Commitments
(e)
(continued)
4.00% , 10/25/53 ............ USD (1,504) $ (1,338,734)
4.50% , 10/25/53 ............ (277) (254,321)
5.50% , 10/25/53 ............ (1,733) (1,675,178)
6.00% , 10/25/53 ............ (403) (397,711)
Total TBA Sale Commitments — ( 17 .0 ) %
(Proceeds: $ (6,913,216) ) .......................... (6,779,091)
Total Investments Net of Options Written and TBA Sale
Commitments — 116 .5%
(Cost: $ 50,696,789 ) .............................. 46,343,795
Liabilities in Excess of Other Assets — (16.5) % ........... (6,547,742)
Net Assets — 100.0% .............................. $ 39,796,053
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Represents or includes a TBA transaction.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,006,214 $ 226,373
(a)
$ — $ — $ — $ 2,232,587 2,232,587 $ 131,227 $ —
— —
(a)
Represents net amount purchased (sold).

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
46
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Canada 10-Year Bond ....................................................... 1 12/18/23 $ 85 $ (1,206)
U.S. Treasury Long Bond ..................................................... 2 12/19/23 228 (3,293)
U.S. Treasury Ultra Bond ..................................................... 4 12/19/23 476 (33,626)
U.S. Treasury 2-Year Note .................................................... 8 12/29/23 1,622 2,026
U.S. Treasury 5-Year Note .................................................... 25 12/29/23 2,633 (3,677)
(39,776)
Short Contracts
Euro-Bobl ............................................................... 7 12/07/23 857 9,028
Euro-Bund .............................................................. 1 12/07/23 136 1,815
Euro-Schatz ............................................................. 4 12/07/23 444 1,235
Australia 3-Year Bond ....................................................... 3 12/15/23 203 1,606
U.S. Treasury 10-Year Note ................................................... 1 12/19/23 108 342
U.S. Treasury 10-Year Ultra Note ............................................... 7 12/19/23 781 21,241
35,267
$ (4,509)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 111,160 EUR 104,000 Morgan Stanley & Co. International plc 12/20/23 $ 788
USD 1,841,586 EUR 1,719,000 UBS AG 12/20/23 17,271
USD 118,832 GBP 95,000 JPMorgan Chase Bank NA 12/20/23 2,856
$ 20,915
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 49 10/13/23 USD 95.63 USD 12,250 $ 5,513
Put
3-mo. SOFR Interest Futures .................... 17 10/13/23 USD 94.88 USD 4,250 13,916
3-mo. SOFR Interest Futures .................... 26 10/13/23 USD 95.00 USD 6,500 29,413
3-mo. SOFR Interest Futures .................... 43 10/13/23 USD 95.63 USD 10,750 115,563
158,892
$ 164,405
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.50% At Termination Citibank NA 01/22/24 4 .50 % USD 7,916 $ 3,492
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.55% At Termination Citibank NA 01/24/24 4 .55 USD 7,916 4,028
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.24% Semi-Annual Citibank NA 03/26/24 4 .24 USD 794 12,009
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
Goldman Sachs
International 09/29/25 4 .00 USD 15 637

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
Schedules of Investments
47
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.24% Semi-Annual Barclays Bank plc 06/15/26 3 .24 % USD 19 $ 455
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.21% Semi-Annual Barclays Bank plc 07/20/26 3 .21 USD 23 532
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.23% Semi-Annual Barclays Bank plc 07/20/26 3 .23 USD 44 1,039
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.58% Semi-Annual Barclays Bank plc 08/03/26 3 .58 USD 40 1,336
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.63% Semi-Annual Barclays Bank plc 08/11/26 3 .63 USD 61 2,108
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.77% Semi-Annual
Goldman Sachs
International 09/08/26 3 .77 USD 60 2,356
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Semi-Annual Citibank NA 09/28/26 4 .15 USD 41 2,165
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.07% Semi-Annual
Goldman Sachs
International 09/28/26 4 .07 USD 85 4,251
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Semi-Annual
Goldman Sachs
International 09/28/26 4 .03 USD 34 1,648
36,056
Put
5-Year Interest Rate Swap
(a)
. 4.24% Semi-Annual 1-day SOFR Annual Citibank NA 03/26/24 4 .24 USD 794 12,679
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/29/25 4 .00 USD 15 776
10-Year Interest Rate Swap
(a)
3.24% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/15/26 3 .24 USD 19 1,715
10-Year Interest Rate Swap
(a)
3.23% Semi-Annual 1-day SOFR Annual Barclays Bank plc 07/20/26 3 .23 USD 44 3,940
10-Year Interest Rate Swap
(a)
3.21% Semi-Annual 1-day SOFR Annual Barclays Bank plc 07/20/26 3 .21 USD 23 2,062
10-Year Interest Rate Swap
(a)
3.58% Semi-Annual 1-day SOFR Annual Barclays Bank plc 08/03/26 3 .58 USD 40 2,979
10-Year Interest Rate Swap
(a)
3.63% Semi-Annual 1-day SOFR Annual Barclays Bank plc 08/11/26 3 .63 USD 61 4,383
10-Year Interest Rate Swap
(a)
3.77% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/08/26 3 .77 USD 60 4,013
10-Year Interest Rate Swap
(a)
4.15% Semi-Annual 1-day SOFR Annual Citibank NA 09/28/26 4 .15 USD 41 2,208
10-Year Interest Rate Swap
(a)
4.03% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/28/26 4 .03 USD 34 1,974
10-Year Interest Rate Swap
(a)
4.07% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/28/26 4 .07 USD 85 4,818
41,547
$ 77,603
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 49 10/13/23 USD 95.88 USD 12,250 $ (1,838)
Put
3-mo. SOFR Interest Futures ..................... 17 10/13/23 USD 95.13 USD 4,250 (24,438)
3-mo. SOFR Interest Futures ..................... 26 10/13/23 USD 95.25 USD 6,500 (45,499)
3-mo. SOFR Interest Futures ..................... 43 10/13/23 USD 95.38 USD 10,750 (88,688)
(158,625)
$ (160,463)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 3.80% At Termination 1-day SOFR At Termination Citibank NA 01/22/24 3 .80 % USD 7,916 $ (1,003)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
48
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 3.85% At Termination 1-day SOFR At Termination Citibank NA 01/24/24 3 .85 % USD 7,916 $ (1,168)
5-Year Interest Rate Swap
(a)
. 4.00% Semi-Annual 1-day SOFR Annual Citibank NA 03/11/24 4 .00 USD 794 (7,784)
5-Year Interest Rate Swap
(a)
. 4.00% Semi-Annual 1-day SOFR Annual Citibank NA 03/12/24 4 .00 USD 794 (7,830)
5-Year Interest Rate Swap
(a)
. 3.96% Semi-Annual 1-day SOFR Annual Barclays Bank plc 03/14/24 3 .96 USD 794 (7,427)
5-Year Interest Rate Swap
(a)
. 4.03% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/15/24 4 .03 USD 397 (4,192)
10-Year Interest Rate Swap
(a)
3.59% Semi-Annual 1-day SOFR Annual Bank of America NA 08/29/25 3 .59 USD 30 (839)
10-Year Interest Rate Swap
(a)
4.17% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/28/26 4 .17 USD 54 (2,881)
(33,124)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual Citibank NA 03/11/24 4 .00 USD 794 (16,989)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual Citibank NA 03/12/24 4 .00 USD 794 (17,005)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.96% Semi-Annual Barclays Bank plc 03/14/24 3 .96 USD 794 (17,922)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.03% Semi-Annual
Morgan Stanley & Co.
International plc 03/15/24 4 .03 USD 397 (8,185)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.59% Semi-Annual Bank of America NA 08/29/25 3 .59 USD 30 (2,027)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.17% Semi-Annual
JPMorgan Chase
Bank NA 09/28/26 4 .17 USD 54 (2,842)
(64,970)
$ (98,094)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 4.19% At Termination 07/29/24
(a)
07/29/25 USD 449 $ (2,057) $ — $ (2,057)
3.23% At Termination 1-day ESTR At Termination 07/29/24
(a)
07/29/25 EUR 397 364 — 364
1-day
REPO_CORRA Semi-Annual 4.38% Semi-Annual N/A 07/20/26 CAD 198 (1,666) — (1,666)
1-day
REPO_CORRA Semi-Annual 4.40% Semi-Annual N/A 07/20/26 CAD 198 (1,606) — (1,606)
4.30% Annual 1-day SOFR Annual N/A 09/21/28 USD 80 351 — 351
4.23% Annual 1-day SOFR Annual 03/20/24
(a)
03/20/29 USD 233 162 — 162
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/15/33 CAD 133 (5,187) — (5,187)
0.69% Annual 1-day TONAR Annual N/A 07/12/33 JPY 55,000 8,976 963 8,013
3.57% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 07/20/33 CAD 64 2,343 — 2,343
3.57% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 07/20/33 CAD 66 2,418 — 2,418
0.93% Annual 1-day TONAR Annual N/A 09/13/33 JPY 8,801 242 — 242
1-day
REPO_CORRA Semi-Annual 4.00% Semi-Annual N/A 09/21/33 CAD 35 (331) — (331)
3.40% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/15/53 CAD 59 3,887 — 3,887
3.72% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 09/21/53 CAD 15 328 — 328
$ 8,224 $ 963 $ 7,261
(a)
Forward swap.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
Schedules of Investments
49
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.65% At Termination 09/15/33 EUR 190 $ 1,888 $ — $ 1,888
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1 .00 % Quarterly JPMorgan Chase Bank NA 12/20/28 USD 17 $ (414) $ (336) $ (78)
$ – $ – $ –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day ESTR ......................................... Euro Short-Term Rate 3 .88%
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5 .02
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32
1-day TONAR ........................................ Tokyo Overnight Average Rate ( 0 .06 )
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 963 $ — $ 19,996 $ (10,847) $ —
OTC Swaps ..................................................... — (336) — (78) —
Options Written ................................................... N/A N/A 30,760 (128,813) (258,557)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
50
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 37,293 $ — $ 37,293
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 20,915 — — 20,915
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — — 242,008 — 242,008
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 18,108 1,888 19,996
$ — $ — $ — $ 20,915 $ 297,409 $ 1,888 $ 320,212
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 41,802 $ — $ 41,802
Options written
(b)
Options written at value ..................... — — — — 258,557 — 258,557
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 10,847 — 10,847
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 414 — — — — 414
$ — $ 414 $ — $ — $ 311,206 $ — $ 311,620
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (26,608) $ — $ (26,608)
Forward foreign currency exchange contracts .... — — — (164,846) — — (164,846)
Options purchased
(a)
..................... — — — (29,169) 18,451 — (10,718)
Options written ........................ — — — 16,969 (144,236) — (127,267)
Swaps .............................. — (3,298) (2,423) — (18,395) 5,762 (18,354)
$ — $ (3,298) $ (2,423) $ (177,046) $ (170,788) $ 5,762 $ (347,793)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 156,657 $ — $ 156,657
Forward foreign currency exchange contracts .... — — — (75,157) — — (75,157)
Options purchased
(b)
..................... — — — (4,044) 7,643 — 3,599
Options written ........................ — — — 2,631 48,583 — 51,214
Swaps .............................. — 1,233 — — 11,992 1,888 15,113
$ — $ 1,233 $ — $ (76,570) $ 224,875 $ 1,888 $ 151,426
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
Schedules of Investments
51
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 11,397,736
Average notional value of contracts — short ................................................................................. $ 4,132,770
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 2,055,258
Options
Average value of option contracts purchased ................................................................................ $ 87,993
Average value of option contracts written ................................................................................... $ 85,031
Average notional value of swaption contracts purchased ......................................................................... $ 8,411,455
Average notional value of swaption contracts written ........................................................................... $ 13,735,529
Credit default swaps
Average notional value — buy protection ................................................................................... $ 16,806
Average notional value — sell protection ................................................................................... $ 77,063
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,751,066
Average notional value — receives fixed rate ................................................................................ $ 4,032,173
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 21,173
Average notional value — receives fixed rate ................................................................................ $ 65,223
Total return swaps
Average notional value ............................................................................................... $ 158,250
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 6,429 $ 10,380
Forward f oreign currency exchange contracts ................................................................. 20,915 —
Options
(a) (b)
........................................................................................ 242,008 258,557
Swaps — centrally cleared .............................................................................. 2,295 —
Swaps — OTC
(c)
..................................................................................... — 414
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 271,647 $ 269,351
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(173,129) (170,843)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 98,518 $ 98,508
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 20,549 $ (20,549) $ — $ — $ —
Citibank NA .................................... 36,581 (36,581) — — —
Goldman Sachs International ........................ 20,473 — — — 20,473
JPMorgan Chase Bank NA .......................... 2,856 (2,856) — — —
Morgan Stanley & Co. International plc .................. 788 (788) — — —
UBS AG ...................................... 17,271 — — — 17,271
$ 98,518 $ (60,774) $ — $ — $ 37,744

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Sustainable Total Return Fund
52
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 2,866 $ — $ — $ — $ 2,866
Barclays Bank plc ................................ 25,349 (20,549) — — 4,800
Citibank NA .................................... 51,779 (36,581) — — 15,198
JPMorgan Chase Bank NA .......................... 6,137 (2,856) — — 3,281
Morgan Stanley & Co. International plc .................. 12,377 (788) — — 11,589
$ 98,508 $ (60,774) $ — $ — $ 37,734
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 6,021,331 $ — $ 6,021,331
Corporate Bonds ........................................ — 11,662,567 — 11,662,567
Foreign Agency Obligations ................................. — 97,336 — 97,336
Foreign Government Obligations .............................. — 386,647 — 386,647
Municipal Bonds ......................................... — 248,745 — 248,745
Non-Agency Mortgage-Backed Securities ........................ — 2,174,613 — 2,174,613
U.S. Government Sponsored Agency Securities .................... — 21,355,504 — 21,355,504
U.S. Treasury Obligations ................................... — 8,960,105 — 8,960,105
Short-Term Securities
Money Market Funds ...................................... 2,232,587 — — 2,232,587
Options Purchased
Interest rate contracts ...................................... 164,405 77,603 — 242,008
Liabilities
Investments
TBA Sale Commitments .................................... — (6,779,091) — (6,779,091)
$ 2,396,992 $ 44,205,360 $ — $ 46,602,352
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 20,915 $ — $ 20,915
Interest rate contracts ....................................... 37,293 18,108 — 55,401
Other contracts ........................................... — 1,888 — 1,888
Liabilities
Credit contracts ........................................... — (78) — (78)
Interest rate contracts ....................................... (202,265) (108,941) — (311,206)
$ (164,972) $ (68,108) $ — $ (233,080)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
September 30, 2023
53
Financial Statements
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 42,357,983 $ 46,598,038 $ 51,148,856
Investments, at value — affiliated
(b)
............................................................ 84,681 933,595 2,232,587
Cash   ............................................................................... 30,518 5,618 8,661
Cash pledged:
Futures contracts ...................................................................... 9,000 205,000 82,000
Centrally cleared swaps .................................................................. — 92,000 27,000
Foreign currency, at value
(c)
................................................................. — 49,634 26,813
Receivables: – – –
Investments sold ...................................................................... 284,673 197,672 212,841
Swaps   ............................................................................ — 10,452 776
TBA sale commitments .................................................................. — — 6,913,216
Dividends — affiliated ................................................................... 2,277 2,024 7,621
Interest — unaffiliated ................................................................... 659,587 316,075 277,666
From the Manager ..................................................................... 13,956 96,777 166,324
Variation margin on futures contracts ......................................................... 585 10,130 6,429
Variation margin on centrally cleared swaps .................................................... — 43,187 2,295
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 31,250 20,915
Prepaid expenses ....................................................................... 39,928 44,167 59,972
Total assets ...........................................................................
43,483,188 48,635,619 61,193,972
LIABILITIES
Options written, at value
(d)
.................................................................. — 1,687 258,557
TBA sale commitments, at value
(e)
............................................................ — — 6,779,091
Payables: – – –
Investments purchased .................................................................. 780,538 2,760,219 14,053,474
Swaps   ............................................................................ — 29,405 —
Accounting services fees ................................................................. 29,063 16,951 28,995
Administration fees ..................................................................... 1 2 3
Proxy fees ........................................................................... 705 705 700
Custodian fees ........................................................................ 6,418 6,201 10,023
Income dividend distributions .............................................................. 218,328 139,573 134,537
Professional fees ...................................................................... 109,330 80,484 90,372
Registration fees ...................................................................... 983 — 26
Service fees ......................................................................... 20 21 26
Transfer agent fees .................................................................... 501 1,350 418
Other accrued expenses ................................................................. 1,544 5,489 30,903
Variation margin on futures contracts ......................................................... — 33,100 10,380
Swap premiums received .................................................................. — — 336
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 758 —
OTC swaps .......................................................................... — — 78
Total liabilities ..........................................................................
1,147,431 3,075,945 21,397,919
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 42,335,757 $ 45,559,674 $ 39,796,053

Statements of Assets and Liabilities
(continued)
September 30, 2023
2023
BlackRock Annual Report to Shareholders
54
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 50,067,098 $ 49,994,507 $ 50,088,263
Accumulated loss ....................................................................... (7,731,341) (4,434,833) (10,292,210)
NET ASSETS ..........................................................................
$ 42,335,757 $ 45,559,674 $ 39,796,053
(a)
  Investments, at cost — unaffiliated .......................................................... $ 45,669,154 $ 48,871,454 $ 55,537,922
(b)
  Investments, at cost — affiliated ............................................................ $ 84,681 $ 933,595 $ 2,232,587
(c)
  Foreign currency, at cost ................................................................. $ — $ 50,545 $ 26,498
(d)
  Premiums received .................................................................... $ — $ 5,540 $ 160,504
(e)
  Proceeds received from TBA sale commitments ................................................. $ — $ — $ 6,913,216

Statements of Assets and Liabilities
(continued)
September 30, 2023
55
Financial Statements
See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
BlackRock
Sustainable Low
Duration Bond
Fund
BlackRock
Sustainable Total
Return Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 217,490 $ 140,479 $ 181,736
Shares outstanding ..................................................................
25,778 15,441 22,921
Net asset value .....................................................................
$ 8.44 $ 9.10 $ 7.93
Shares authorized ...................................................................
Unlimited Unlimited 500 million
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.10
Investor A
Net assets .........................................................................
$ 100,831 $ 107,476 $ 128,484
Shares outstanding ..................................................................
11,950 11,813 16,203
Net asset value .....................................................................
$ 8.44 $ 9.10 $ 7.93
Shares authorized ...................................................................
Unlimited Unlimited 300 million
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.10
Class K
Net assets .........................................................................
$ 42,017,436 $ 45,311,719 $ 39,485,833
Shares outstanding ..................................................................
4,980,000 4,980,336 4,980,000
Net asset value .....................................................................
$ 8.44 $ 9.10 $ 7.93
Shares authorized ...................................................................
Unlimited Unlimited 500 million
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.10

Statements of Operations

Year Ended September 30, 2023
2023
BlackRock Annual Report to Shareholders
56
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 871 $ — $ —
Dividends — affiliated ................................................................... 38,753 33,894 131,227
Interest — unaffiliated ................................................................... 2,605,609 1,749,289 1,558,519
Total investment income ...................................................................
2,645,233 1,783,183 1,689,746
EXPENSES
Investment advisory .................................................................... 213,169 142,482 161,786
Professional ......................................................................... 186,302 145,262 195,988
Accounting services .................................................................... 85,096 50,513 94,963
Registration ......................................................................... 64,213 61,717 77,640
Printing and postage ................................................................... 46,367 43,132 49,936
Administration ....................................................................... 18,120 19,534 17,631
Custodian ........................................................................... 13,397 6,686 20,160
Administration — class specific ............................................................ 8,528 9,192 8,298
Directors and Officer ................................................................... 1,576 1,469 1,557
Transfer agent — class specific ............................................................ 324 1,722 300
Service and distribution — class specific ...................................................... 224 274 288
Offering ............................................................................ — 6,673 8,992
Pricing ............................................................................. — — 45,474
Miscellaneous ........................................................................ 9,360 14,883 14,071
Total expenses .........................................................................
646,676 503,539 697,084
Less: – – –
Administration fees waived ............................................................... (18,120) (19,534) (17,631)
Administration fees waived by the Manager — class specific ......................................... (8,517) (9,178) (8,276)
Fees waived and/or reimbursed by the Manager ................................................. (392,278) (311,245) (508,080)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (248) (1,652) (216)
Total expenses after fees waived and/or reimbursed ................................................
227,513 161,930 162,881
Net investment income ....................................................................
2,417,720 1,621,253 1,526,865
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,369,845 $ (77,874) $ (920,261)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (2,425,575) $ (1,476,598) $ (2,599,262)
Forward foreign currency exchange contracts ................................................. — (188,812) (164,846)
Foreign currency transactions ........................................................... — (12,662) (10,727)
Futures contracts .................................................................... (43,249) 8,174 (26,608)
Options written ..................................................................... 34,639 — (127,267)
Swaps   .......................................................................... — (162,090) (18,354)
(2,434,185) (1,831,988) (2,947,064)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 3,819,836 1,766,102 1,876,508
Forward foreign currency exchange contracts ................................................. — (51,508) (75,157)
Foreign currency translations ............................................................ — 246 2,468
Futures contracts .................................................................... (15,806) 25,657 156,657
Options written ..................................................................... — 3,853 51,214
Swaps   .......................................................................... — 9,765 15,113
3,804,030 1,754,115 2,026,803
Net realized and unrealized gain (loss) .........................................................
1,369,845 (77,873) (920,261)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 3,787,565 $ 1,543,380 $ 606,604

Statements of Changes in Net Assets
57
Financial Statements
See notes to financial statements.
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond
Fund
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 2,417,720 $ 1,844,109 $ 1,621,253 $ 588,548
Net realized gain (loss) ............................................ (2,434,185) (1,686,978) (1,831,988) 217,270
Net change in unrealized appreciation (depreciation) ........................ 3,804,030 (6,898,321) 1,754,115 (3,882,106)
Net increase (decrease) in net assets resulting from operations ...................
3,787,565 (6,741,190) 1,543,380 (3,076,288)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ................................................... (6,726) (4,082) (4,614) (1,298)
  Investor A .................................................... (5,049) (3,877) (5,191) (1,738)
  Class K ...................................................... (2,511,492) (2,040,030) (2,302,577) (664,697)
Decrease in net assets resulting from distributions to shareholders .................
(2,523,267) (2,047,989) (2,312,382) (667,733)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................
148,952 4,263 51,755 50,020,942
NET ASSETS
Total increase (decrease) in net assets ................................... 1,413,250 (8,784,916) (717,247) 46,276,921
Beginning of p eriod ................................................
40,922,507 49,707,423 46,276,921 —
End of p eriod ....................................................
$ 42,335,757 $ 40,922,507 $ 45,559,674 $ 46,276,921
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
BlackRock Annual Report to Shareholders
58
See notes to financial statements.
BlackRock Sustainable Total Return Fund
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,526,865 $ 810,640
Net realized loss .................................................................................. (2,947,064) (2,450,609)
Net change in unrealized appreciation (depreciation) .......................................................... 2,026,803 (6,354,000)
Net increase (decrease) in net assets resulting from operations .....................................................
606,604 (7,993,969)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ..................................................................................... (4,251) (1,685)
  Investor A ...................................................................................... (5,248) (1,566)
  Class K ........................................................................................ (2,103,823) (857,656)
Decrease in net assets resulting from distributions to shareholders ...................................................
(2,113,322) (860,907)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
146,033 50,011,614
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (1,360,685) 41,156,738
Beginning of period ..................................................................................
41,156,738 —
End of period ......................................................................................
$ 39,796,053 $ 41,156,738
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
59
Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Institutional
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .......................................................
$ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
...............................................................
0.49  0.37  0.05
Net realized and unrealized gain (loss) ......................................................
0.27  (1.72) (0.05)
Net increase (decrease) from investment operations .............................................. 0.76  (1.35) 0.00
Distributions from net investment income
(c)
.................................................. (0.50) (0.41) (0.06)
Net asset value, end of period ............................................................ $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
— — —
Based on net asset value ................................................................ 9.40% (13.97)% 0.01%
(e)
Ratios to Average Net Assets
(f)
Total expenses .......................................................................
1.56% 1.75% 1.32%
(g)(h)
Total expenses after fees waived and/or reimbursed ..............................................
0.58% 0.57% 0.58%
(g)
Net investment income .................................................................
5.70% 3.96% 2.80%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................ $ 217  $ 83  $ 99
Portfolio turnover rate ................................................................... 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
60
BlackRock Sustainable High Yield Bond Fund
Investor A
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ........................................................
$ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
................................................................
0.46  0.34  0.05
Net realized and unrealized gain (loss) .......................................................
0.28  (1.72) (0.05)
Net increase (decrease) from investment operations ............................................... 0.74  (1.38) 0.00
Distributions from net investment income
(c)
................................................... (0.48) (0.38) (0.06)
Net asset value, end of period ............................................................. $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
— — —
Based on net asset value ................................................................. 9.13% (14.18)% (0.03)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................
1.83% 2.00% 1.58%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................
0.83% 0.82% 0.83%
(g)
Net investment income ..................................................................
5.39% 3.71% 2.55%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 101  $ 84  $ 99
Portfolio turnover rate .................................................................... 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
61
Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Class K
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .......................................................
$ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
...............................................................
0.48  0.37  0.05
Net realized and unrealized gain (loss) ......................................................
0.28  (1.72) (0.05)
Net increase (decrease) from investment operations .............................................. 0.76  (1.35) 0.00
Distributions from net investment income
(c)
.................................................. (0.50) (0.41) (0.06)
Net asset value, end of period ............................................................ $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
— — —
Based on net asset value ................................................................ 9.44% (13.93)% 0.02%
(e)
Ratios to Average Net Assets
(f)
Total expenses .......................................................................
1.52% 1.46% 0.96%
(g)(h)
Total expenses after fees waived and/or reimbursed ..............................................
0.53% 0.53% 0.53%
(g)
Net investment income .................................................................
5.67% 4.00% 2.85%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................ $ 42,017  $ 40,755  $ 49,509
Portfolio turnover rate ................................................................... 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
62
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 0.39%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration
Bond Fund
Institutional
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 9.25  $ 10.00
Net investment income
(b)
...............................................................................
0 .32  0 .11
Net realized and unrealized loss ..........................................................................
( 0 .01 ) ( 0 .73 )
Net increase (decrease) from investment operations .............................................................. 0.31  (0.62)
Distributions from net investment income
(c)
.................................................................. (0.46) (0.13)
Net asset value, end of period ............................................................................ $ 9.10  $ 9.25
Total Return
(d)
— —
Based on net asset value ................................................................................ 3.40% (6.24)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................
1.14% 1.31%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................................................
0.39% 0.37%
(g) (h)
Net investment income .................................................................................
3.49% 1.24%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 140  $ 93
Portfolio turnover rate
(i)
.................................................................................. 201% 178%
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
174% 167%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.50% and 0.64%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration
Bond Fund
Investor A
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 9.25  $ 10.00
Net investment income
(b)
...............................................................................
0 .30  0 .10
Net realized and unrealized loss ..........................................................................
( 0 .01 ) ( 0 .74 )
Net increase (decrease) from investment operations .............................................................. 0.29  (0.64)
Distributions from net investment income
(c)
.................................................................. (0.44) (0.11)
Net asset value, end of period ............................................................................ $ 9.10  $ 9.25
Total Return
(d)
— —
Based on net asset value ................................................................................ 3.14% (6.46)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................
2.72% 1.48%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................................................
0.65% 0.62%
(g) (h)
Net investment income .................................................................................
3.23% 1.08%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 107  $ 110
Portfolio turnover rate
(i)
.................................................................................. 201% 178%
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
174% 167%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
64
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.07% and 0.35%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration
Bond Fund
Class K
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 9.25  $ 10.00
Net investment income
(b)
...............................................................................
0 .32  0 .12
Net realized and unrealized loss ..........................................................................
( 0 .01 ) ( 0 .74 )
Net increase (decrease) from investment operations .............................................................. 0.31  (0.62)
Distributions from net investment income
(c)
.................................................................. (0.46) (0.13)
Net asset value, end of period ............................................................................ $ 9.10  $ 9.25
Total Return
(d)
— —
Based on net asset value ................................................................................ 3.44% (6.20)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................
1.09% 1.04%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................................................
0.35% 0.33%
(g) (h)
Net investment income .................................................................................
3.53% 1.28%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 45,312  $ 46,074
Portfolio turnover rate
(i)
.................................................................................. 201% 178%
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
174% 167%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
65
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.61% and 0.43%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return
Fund
Institutional
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ......................................................................
$ 8.23  $ 10.00
Net investment income
(b)
..............................................................................
0.30  0.16
Net realized and unrealized loss .........................................................................
(0.18) (1.76)
Net increase (decrease) from investment operations ............................................................. 0.12  (1.60)
Distributions from net investment income
(c)
................................................................. (0.42) (0.17)
Net asset value, end of period ........................................................................... $ 7.93  $ 8.23
Total Return
(d)
— —
Based on net asset value ............................................................................... 1.33% (16.16)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ......................................................................................
1.80% 1.58%
(h)(i)
Total expenses after fees waived and/or reimbursed .............................................................
0.43% 0.40%
(h)(i)
Net investment income ................................................................................
3.64% 1.80%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................................... $ 182  $ 82
Portfolio turnover rate
(j)
................................................................................. 704% 604%
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
66
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.84% and 0.73%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return
Fund
Investor A
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ......................................................................
$ 8.23  $ 10.00
Net investment income
(b)
..............................................................................
0.28  0.13
Net realized and unrealized loss .........................................................................
(0.18) (1.76)
Net increase (decrease) from investment operations ............................................................. 0.10  (1.63)
Distributions from net investment income
(c)
................................................................. (0.40) (0.14)
Net asset value, end of period ........................................................................... $ 7.93  $ 8.23
Total Return
(d)
— —
Based on net asset value ............................................................................... 1.06% (16.38)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ......................................................................................
2.05% 1.81%
(h)(i)
Total expenses after fees waived and/or reimbursed .............................................................
0.71% 0.70%
(h)(i)
Net investment income ................................................................................
3.42% 1.53%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................................... $ 128  $ 92
Portfolio turnover rate
(j)
................................................................................. 704% 604%
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
67
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.33% and 0.39%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return
Fund
Class K
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ......................................................................
$ 8.23  $ 10.00
Net investment income
(b)
..............................................................................
0.31  0.16
Net realized and unrealized loss .........................................................................
(0.19) (1.76)
Net increase (decrease) from investment operations ............................................................. 0.12  (1.60)
Distributions from net investment income
(c)
................................................................. (0.42) (0.17)
Net asset value, end of period ........................................................................... $ 7.93  $ 8.23
Total Return
(d)
— —
Based on net asset value ............................................................................... 1.37% (16.12)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ......................................................................................
1.68% 1.30%
(h)(i)
Total expenses after fees waived and/or reimbursed .............................................................
0.39% 0.36%
(h)(i)
Net investment income ................................................................................
3.68% 1.84%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................................... $ 39,486  $ 40,982
Portfolio turnover rate
(j)
................................................................................. 704% 604%
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
434% 360%
See notes to financial statements.

Notes to Financial Statements
2023
BlackRock Annual Report to Shareholders
68
1. ORGANIZATION
BlackRock Funds V (the “Trust”) and BlackRock Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation.
The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of BlackRock Funds V and Board of Directors of BlackRock Bond Fund, Inc. are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the Directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has
Registrant Name Fund Name Herein Referred To As
Diversification
Classification
BlackRock Funds V ..................... BlackRock Sustainable High Yield Bond Fund Sustainable High Yield Bond Diversified
BlackRock Funds V ..................... BlackRock Sustainable Low Duration Bond Fund Sustainable Low Duration Bond Diversified
BlackRock Bond Fund, Inc. ................ BlackRock Sustainable Total Return Fund Sustainable Total Return Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes No
(a)
None

Notes to Financial Statements
(continued)
69
Notes to Financial Statements
the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
70
price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
71
Notes to Financial Statements
effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of mortgage pass-through securities (the “Mortgage Assets”). Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
72
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Notes to Financial Statements
(continued)
73
Notes to Financial Statements
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
74
to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’
investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each
Fund.

Notes to Financial Statements
(continued)
75
Notes to Financial Statements
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and with respect to Sustainable
Low Duration Bond and Sustainable Total Return, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees: The Corporation and the  Trust , on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock
Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service  Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays
BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the year ended September 30, 2023, the following table shows the class specific service borne directly by each share class of each Fund:
Administration: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended September 30, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended September 30, 2023, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Investment Advisory Fees
Average Daily Net Assets
Sustainable High
Yield Bond
Sustainable Low
Duration Bond
Sustainable Total
Return
First $1 billion ............................................................................. 0.500% 0.310% 0.390%
$1 billion - $3 billion ......................................................................... 0.470 0.290 0.370
$3 billion - $5 billion ......................................................................... 0.450 0.280 0.350
$5 billion - $10 billion ........................................................................ 0.440 0.270 0.340
Greater than $10 billion ....................................................................... 0.430 0.260 0.330
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Sustainable High Yield Bond .................................................................................................. $ 224
Sustainable Low Duration Bond ................................................................................................ 274
Sustainable Total Return ..................................................................................................... 288
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 23 $ 19 $ 8,486 $ 8,528
Sustainable Low Duration Bond ................................................................. 18 22 9,152 9,192
Sustainable Total Return ...................................................................... 18 23 8,257 8,298

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
76
For the year ended September 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the
year ended September 30, 2023, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended September 30, 2023, there were no fees waived by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended September 30, 2023, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the year ended September 30,
2023, the amounts waived were as follows:
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 69 $ 60 $ 195 $ 324
Sustainable Low Duration Bond ................................................................. 29 65 181 275
Sustainable Total Return ...................................................................... 29 77 194 300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 69 $ 60 $ 195 $ 324
Sustainable Low Duration Bond ................................................................. 29 1,512 181 1,722
Sustainable Total Return ...................................................................... 29 77 194 300
Fund Name Amounts Waived
Sustainable High Yield Bond ............................................................................................. $ 690
Sustainable Low Duration Bond ........................................................................................... 574
Sustainable Total Return ................................................................................................ 2,232
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 0.58% 0.83% 0.53%
Sustainable Low Duration Bond ........................................................................ 0.40 0.65 0.35
Sustainable Total Return ............................................................................. 0.44 0.75 0.39
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
Sustainable High Yield Bond ................................................................................................... $ 391,588
Sustainable Low Duration Bond ................................................................................................. 310,671
Sustainable Total Return ...................................................................................................... 505,848
Fund Name
Administration
fees waived
Sustainable High Yield Bond ................................................................................................... $ 18,120
Sustainable Low Duration Bond ................................................................................................. 19,534
Sustainable Total Return ...................................................................................................... 17,631

Notes to Financial Statements
(continued)
77
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2023, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between Sustainable High Yield Bond and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Effective
October 19, 2028, the repayment arrangement between Sustainable Low Duration Bond and Sustainable Total Return and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of September 30, 2023, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Sustainable High Yield Bond
Institutional .................................................................................... $ 17 $ 26
Investor A ..................................................................................... 14 27
Class K ...................................................................................... 8,486 195
$ 8,517 $ 248
Sustainable Low Duration Bond
Institutional .................................................................................... 10 —
Investor A ..................................................................................... 16 1,471
Class K ...................................................................................... 9,152 181
$ 9,178 $ 1,652
Sustainable Total Return
Institutional .................................................................................... 12 2
Investor A ..................................................................................... 7 20
Class K ...................................................................................... 8,257 194
$ 8,276 $ 216
Expiring September 30,
Fund Name/Fund Level/Share Class 2024 2025
Sustainable High Yield Bond
Fund Level ...................................................................................... $ 419,665 $ 409,708
Institutional ...................................................................................... 246 43
Investor A ....................................................................................... 246 41
Class K ......................................................................................... 9,456 8,681
Sustainable Low Duration Bond
Fund Level ...................................................................................... 300,554 330,205
Institutional ...................................................................................... 229 10
Investor A ....................................................................................... 221 1,487
Class K ......................................................................................... 9,414 9,333
Sustainable Total Return
Fund Level ...................................................................................... 381,248 523,479
Institutional ...................................................................................... 231 14
Investor A ....................................................................................... 187 2 7
Class K ......................................................................................... 9,014 8,451

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
78
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
September 30, 2023:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the
Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in  Directors  and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended September 30, 2023, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended September 30, 2023, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
Sustainable High Yield Bond
Fund Level ............................................................................................................. $ 132,183
Institutional ............................................................................................................. 64
Investor A .............................................................................................................. 64
Class K ............................................................................................................... 1,977
U.S. Government Securities
Other Securities
Fund Name Purchases Sales Purchases Sales
Sustainable High Yield Bond .............................................. $ — $ — $ 16,498,245 $ 15,186,629
Sustainable Low Duration Bond ............................................ 30,513,078 33,253,960 57,482,513 54,203,322
Sustainable Total Return ................................................. 25,830,234 19,946,318 281,798,324 284,589,753
Fund Name Purchases Sales
Sustainable Low Duration Bond ............................................................................ $ 11,614,585 $ 11,613,088
Sustainable Total Return ................................................................................. 117,020,644 116,984,389
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
Sustainable Low Duration Bond ................................................................. (3,268) 3,268
Sustainable Total Return ...................................................................... (2,876) 2,876
—

Notes to Financial Statements
(continued)
79
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of September 30, 2023, the tax components of accumulated earnings (loss) were as follows:
As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day,
$2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of
Participating Funds. During the year ended September 30, 2023, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Fund Name
Year Ended
09/30/23
Year Ended
09/30/22
Sustainable High Yield Bond
Ordinary income ........................................................................................... $ 2,523,267 $ 2,047,989
Sustainable Low Duration Bond
Ordinary income ........................................................................................... $ 2,312,382 $ 667,733
Sustainable Total Return
Ordinary income ........................................................................................... $ 2,113,322 $ 860,907
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
Sustainable High Yield Bond ............................... $ 3,919 $ (4,188,151) $ (3,547,109) $ — $ (7,731,341)
Sustainable Low Duration Bond ............................. — (1,735,629) (2,308,705) (390,499) (4,434,833)
Sustainable Total Return .................................. — (5,592,301) (4,392,547) (307,362) (10,292,210)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accounting for swap agreements and classification of investments.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable High Yield Bond .......................................... $ 45,989,773 $ 62,854 $ (3,609,963) $ (3,547,109)
Sustainable Low Duration Bond ........................................ 49,869,573 99,427 (2,406,774) (2,307,347)
Sustainable Total Return ............................................ 57,829,114 345,105 (4,737,972) (4,392,867)

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
80
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.

Notes to Financial Statements
(continued)
81
Notes to Financial Statements
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial products contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
09/30/23
Year Ended
09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable High Yield Bond
Institutional
Shares sold ..........................................
15,390 $ 132,950 184 $ 1,599
Shares issued in reinvestment of distributions .....................
201 1,720 3 26
15,591 $ 134,670 187 $ 1,625
Investor A
Shares sold ..........................................
1,631 $ 14,027 283 $ 2,587
Shares issued in reinvestment of distributions .....................
30 255 6 51
1,661 $ 14,282 289 $ 2,638
17,252 $ 148,952 476 $ 4,263
d
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Low Duration Bond
Institutional
Shares sold ..........................................
5,438 $ 49,487 10,001 $ 100,010
Shares issued in reinvestment of distributions .....................
3 26 — —
Shares redeemed ......................................
— — (1) (10)
5,441 $ 49,513 10,000 $ 100,000
Investor A
Shares sold ..........................................
30 $ 271 21,953 $ 216,401
Shares issued in reinvestment of distributions .....................
91 835 62 594
Shares redeemed ......................................
(212) (1,927) (10,111) (96,014)
(91) $ (821) 11,904 $ 120,981
Class K
Shares sold ..........................................
329 $ 3,000 4,980,008 $ 49,800,077
Shares issued in reinvestment of distributions .....................
7 63 — —
Shares redeemed ......................................
— — (8) (116)
336 $ 3,063 4,980,000 $ 49,799,961
5,686 $ 51,755 5,001,904 $ 50,020,942

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
82
(a)
Commencement of operations.
As of September 30, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Total Return
Institutional
Shares sold ..........................................
12,913 $ 103,566 10,001 $ 100,010
Shares issued in reinvestment of distributions .....................
8 60 — —
Shares redeemed ......................................
— — (1) (10)
12,921 $ 103,626 10,000 $ 100,000
Investor A
Shares sold ..........................................
5,978 $ 50,290 11,178 $ 111,490
Shares issued in reinvestment of distributions .....................
151 1,251 15 133
Shares redeemed ......................................
(1,118) (9,134) (1) (10)
5,011 $ 42,407 11,192 $ 111,613
Class K
Shares sold ..........................................
— $ — 4,980,001 $ 49,800,011
Shares redeemed ......................................
— — (1) (10)
— $ — 4,980,000 $ 49,800,001
17,932 $ 146,033 5,001,192 $ 50,011,614
Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 10,000 10,000 4,980,000
Sustainable Low Duration Bond ........................................................................ 10,000 10,000 4,980,000
Sustainable Total Return ............................................................................. 10,000 10,000 4,980,000

Report of Independent Registered Public Accounting Firm
83
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Sustainable High Yield Bond Fund, BlackRock Sustainable Low Duration Bond Fund, and BlackRock Sustainable Total Return Fund and
the Board of Trustees/Directors of BlackRock Funds V and BlackRock Bond Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Sustainable High Yield Bond Fund and BlackRock Sustainable Low Duration Bond Fund
of BlackRock Funds V, and Blackrock Sustainable Total Return Fund of BlackRock Bond Fund, Inc. (the “Funds”), including the schedules of investments, as of September
30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2023, and the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.
Fund Statements of Changes in Net Assets Financial Highlights
BlackRock Sustainable High Yield Bond Fund For each of the two years in the period ended September 30, 2023
For each of the two years in the period
ended September 30, 2023 and for the
period from July 22, 2021 (commencement
of operations) through September 30,
2021
BlackRock Sustainable Low Duration Bond Fund and BlackRock
Sustainable Total Return Fund
For the year ended September 30, 2023 and for the period from October 18, 2021
(commencement of operations) through September 30, 2022

Important Tax Information
(unaudited)
2023
BlackRock Annual Report to Shareholders
84
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2023:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2023:
Fund Name Federal Obligation Interest
Sustainable High Yield Bond ........................................................................................... $ 11,993
Sustainable Low Duration Bond ......................................................................................... 450,046
Sustainable Total Return .............................................................................................. 253,856
Fund Name Interest Dividends
Sustainable High Yield Bond ........................................................................................... $ 2,481,676
Sustainable Low Duration Bond ......................................................................................... 1,648,698
Sustainable Total Return .............................................................................................. 1,400,106
Fund Name
Interest-Related
Dividends
Sustainable High Yield Bond ........................................................................................... $ 2,006,091
Sustainable Low Duration Bond ......................................................................................... 1,331,511
Sustainable Total Return .............................................................................................. 1,229,132

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
85
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
The Board of Directors/Trustees (the “Board,” the members of which are referred to as “Board Members”), as applicable, of BlackRock Funds V (the “Trust”)
and BlackRock Bond Fund, Inc. (the “Corporation” and together with the Trust, the “Registrants”) met on May 4, 2023 (the “May Meeting”) and June 1-2, 2023 (the “June
Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between (1) the Trust, on behalf of BlackRock Sustainable
High Yield Bond Fund (the “Sustainable High Yield Bond Fund”) and BlackRock Sustainable Low Duration Bond Fund (the “Sustainable Low Duration Bond Fund”), and (2)
the Corporation, on behalf of BlackRock Sustainable Total Return Fund (the “Sustainable Total Return Fund” and collectively with Sustainable High Yield Bond Fund and
Sustainable Low Duration Bond Fund, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”),
with respect to each Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to Sustainable Low Duration Bond Fund and Sustainable Total Return Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements
are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Registrants, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)
2023
BlackRock Annual Report to Shareholders
86
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to them on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Funds, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-year and since inception periods reported, Sustainable High Yield Bond Fund ranked in the third quartile against its
Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for Sustainable High Yield Bond Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed Sustainable High Yield Bond Fund’s underperformance relative to its Morningstar Category during the applicable periods.
The Board noted that for each of the one-year and since inception periods reported, Sustainable Low Duration Bond Fund ranked in the second quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for Sustainable Low Duration Bond
Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for each of the one-year and since inception periods reported, Sustainable Total Return Fund ranked in the fourth quartile against its
Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for Sustainable Total Return Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed Sustainable Total Return Fund’s underperformance relative to its
Morningstar Category during the applicable periods.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)
87
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Sustainable High Yield Bond Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to Sustainable High Yield Bond Fund’s Expense Peers. The Board also noted that Sustainable High
Yield Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of Sustainable High Yield Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of Sustainable
High Yield Bond Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on
Sustainable High Yield Bond Fund’s total expenses as a percentage of Sustainable High Yield Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that Sustainable Low Duration Bond Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to Sustainable Low Duration Bond Fund’s Expense Peers. The Board also noted
that Sustainable Low Duration Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of Sustainable Low
Duration Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of Sustainable Low Duration Bond Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on Sustainable Low Duration Bond Fund’s total expenses as a percentage of Sustainable Low Duration Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that Sustainable Total Return Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to Sustainable Total Return Fund’s Expense Peers. The Board also noted that Sustainable Total Return
Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of Sustainable Total Return Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of Sustainable Total Return
Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on Sustainable Total
Return Fund’s total expenses as a percentage of Sustainable Total Return Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)
2023
BlackRock Annual Report to Shareholders
88
portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Registrants, on behalf of each Fund, as applicable, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each
Fund, and (2) the Manager and BRS, with respect to Sustainable Low Duration Bond Fund and Sustainable Total Return Fund, for a one-year term ending June 30, 2024.
Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the
Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Director and Officer Information
89
Director and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
R. Glenn Hubbard
1958
Chair of the Board (Since
2022) Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
70 RICs consisting of 104 Portfolios ADP (data and information services) from 2004 to
2020; Metropolitan Life
Insurance Company
(insurance); TotalEnergies
SE (multi-energy)
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022) Trustee
(Since 2019)
Baker Foundation Professor and George Fisher Baker Jr.
Professor of Business Administration, Emeritus, Harvard
Business School since 2022; George Fisher Baker Jr. Professor of Business Administration, Harvard Business School from
2008 to 2022; Deputy Dean for Academic Affairs from 2006 to
2010; Chairman of the Finance Unit, from 2005 to 2006; Senior
Associate Dean and Chairman of the MBA Program from 1999 to
2005; Member of the faculty of Harvard Business School since
1981.
72 RICs consisting of 106 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
70 RICs consisting of 104 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair); Huntsman
Corporation (Lead
Independent Director and
non Executive Vice Chair
of the Board) (chemical
products)
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Professor in the Practice of Finance, Yale University
School of Management from 1994 to 2011 and currently a
Teaching Fellow in Yale's Executive Programs; Visiting Professor,
Rutgers University for the Spring 2019 semester; Visiting
Professor, New York University for the 2019 academic year;
Adjunct Professor of Finance, Carnegie Mellon University in fall
2020 semester.
72 RICs consisting of 106 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
70 RICs consisting of 104 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General of the United States Air
Force from 2017 to 2019; Lieutenant General, Assistant Vice
Chief of Staff and Director, Air Staff, United States Air Force
from 2016 to 2017; Major General, Commander, 22nd Air Force,
AFRC, Dobbins Air Reserve Base, Georgia from 2014 to 2016;
Pilot, United Airlines from 1990 to 2020.
70 RICs consisting of 104 Portfolios KULR Technology Group,
Inc. in 2021; The Boeing
Company (airplane
manufacturer)
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
70 RICs consisting of 104 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
72 RICs consisting of 106 Portfolios PennyMac Mortgage
Investment Trust

Director and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders
90
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 272 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 274 Portfolios None

Director and Officer Information
(continued)
91
Director and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.
Effective November 9, 2023, Arthur P. Steinmetz was appointed as a Trustee of the Trust.

Additional Information
2023
BlackRock Annual Report to Shareholders
92
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
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blackrock.com for more information.
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Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
93
Additional Information
BlackRock Privacy Principles
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If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is
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procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund.

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders
94
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EAFE Europe, Australasia and Far East
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RB Revenue Bonds
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHYB-09/23-AR

SEPTEMBER 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Low Duration Bond Portfolio

Dear Shareholder,
The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated.
A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on
Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’
concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries,
U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
5.18% 21.62%
U.S. small cap equities
(Russell 2000
®
Index)
(0.19) 8.93 )
International equities (MSCI
Europe, Australasia, Far
East Index)
(1.28) 25.65 )
Emerging market equities
(MSCI Emerging Markets
Index)
(2.05) 11.70 )
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.50 4.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.98) (2.90)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(4.05) 0.64
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.05) 2.66
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.22 10.28
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2023
2023
BlackRock Annual Report to Shareholders
4
BlackRock Core Bond Portfolio
Investment Objective
BlackRock Core Bond Portfolio’s (the “Fund”) investment objective is to seek to realize a total return that exceeds that of the reference benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2023, all of the Fund’s share classes outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, with the exception of Investor C shares which underperformed.
What factors influenced performance?
Holdings of structured products and agency mortgage-backed securities (“MBS”) contributed positively to the Fund’s performance relative to the benchmark for the period.
The Fund’s active positioning with respect to duration (sensitivity to interest rate changes) also proved additive as Treasury yields rose over the reporting period.
The Fund’s currency exposures and allocation to emerging market bonds detracted slightly from relative performance over the reporting period. The Fund’s cash position did not have a material impact on performance.
Describe recent portfolio activity.
During the fourth quarter of 2022, the Fund tactically rotated across select spread sectors given attractive opportunities that emerged on the back of the Fed’s fastest rate hiking cycle in decades. Specifically, the Fund increased its active tilts within U.S. investment grade corporate credit given the increased dispersion of risk/reward within the sector, while reducing its overweight in agency MBS. Within securitized assets, exposure was shifted toward higher quality commercial mortgage-backed securities and structurally protected collateralized loan obligations.
Outside the United States, exposure to European sovereign bonds was trimmed given elevated recession and geopolitical risks. In addition, the Fund held a short position with respect to Japanese long-term government bonds. The Fund was defensively positioned in emerging market debt given concerns around tighter central bank policies, weakening growth and reduced liquidity.
During the first quarter of 2023, the Fund increased its underweight stance with respect to duration and corresponding interest rate sensitivity. Exposure to U.S. investment grade corporate bonds was trimmed as spreads became less attractive, while exposure to agency MBS was tactically increased given the investment adviser’s belief that the sector had a favorable risk/reward profile in a shifting rate environment. Finally, the Fund became somewhat less defensive with respect to emerging markets.
Entering the second quarter of 2023, the Fund continued to manage its interest rate exposure as the end of the Fed’s hiking cycle approached, moving to an overweight U.S.
duration position on the view that inflation would ease more dramatically than expected in the second half of 2023. The Fund also increased its overweight to agency MBS given attractive valuations. Outside the United States, the Fund tactically increased its long European sovereign position on attractive currency-hedged yields coupled with increased clarity on the medium-term path for eurozone inflation and central bank policy.
The Fund reduced its duration overweight slightly given interest rate volatility late in the third quarter of 2023. The Fund also selectively trimmed its global investment grade credit exposure as spreads became less attractive, while increasing the allocation to agency MBS given a favorable risk/reward profile and attractive valuations with spreads at the wider end of their historical range. The Fund continued to favor select well-protected top-of-the-capital stack segments of the structured product market. In addition, the Fund made tactical additions within emerging markets while remaining cautious with respect to the sector.
Describe portfolio positioning at period end.
At the end of the reporting period, the Fund maintained an above-benchmark duration stance. The Fund was overweight agency MBS and held a slight underweight to investment grade corporate bonds given less attractive spreads. Within structured products, the Fund remained focused on the top of the capital structure.
Outside of the United States, the Fund had tactically trimmed its long European sovereign allocation, particularly within U.K. rates, while remaining modestly constructive there given attractive currency-hedged yields coupled with fairly hawkish Bank of England policy priced in the market. The Fund continued to hold a short position in long-term
Japanese government bonds given the Bank of Japan’s decision to readjust its yield curve control policy to allow for higher rates.
Additionally, the Fund had tactically increased its emerging market debt allocation given a more constructive view toward local rates, particularly in Mexico and Brazil, as well as toward select hard currency bonds in the near-term.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2023 (continued)
5
Fund Summary
BlackRock Core Bond Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Aggregate Bond Index (the
“benchmark”). On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds
II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 4.74% 4.60% 1.30% N/A 0.27% N/A 1.26% N/A
Investor A ........................... 4.30 4.18 1.05 (2.99)% 0.03 (0.79)% 0.99 0.57%
Investor C ........................... 3.71 3.61 0.28 (0.69) (0.73) (0.73) 0.38 0.38
Class K ............................ 4.79 4.72 1.35 N/A 0.31 N/A 1.32 N/A
Class R ............................ 4.22 4.02 0.79 N/A (0.25) N/A 0.73 N/A
Bloomberg U.S. Aggregate Bond Index ..... — — 0.64 N/A 0.10 N/A 1.13 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

Fund Summary
as of September 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
6
BlackRock Core Bond Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 957.20 $ 2.11 $ 1,000.00 $ 1,022.91 $ 2.18 0.43%
Investor A ................................ 1,000.00 956.00 3.33 1,000.00 1,021.66 3.45 0.68
Investor C ................................ 1,000.00 952.20 7.00 1,000.00 1,017.90 7.23 1.43
Class K .................................. 1,000.00 956.40 1.86 1,000.00 1,023.16 1.93 0.38
Class R .................................. 1,000.00 953.70 4.55 1,000.00 1,020.41 4.71 0.93
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 33.4%
U.S. Treasury Obligations ............................. 32.4
Corporate Bonds ................................... 19.9
Asset-Backed Securities .............................. 7.7
Non-Agency Mortgage-Backed Securities .................. 5.0
Foreign Government Obligations ........................ 0.9
Municipal Bonds ................................... 0.6
Foreign Agency Obligations ............................ 0.1
Preferred Securities ................................. 0.0
(b)
Other Interests .................................... —
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
(d)
...................................... 76.8%
AA/Aa ......................................... 2.1
A ............................................. 7.9
BBB/Baa ....................................... 12.9
BB/Ba ......................................... 0.2
CCC/Caa ....................................... 0.0
(b)
NR ........................................... 0.1
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of September 30, 2023
7
Fund Summary
BlackRock High Yield Bond Portfolio
Investment Objective
BlackRock High Yield Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2023, the Fund’s Institutional, Investor A, Service and Class K share classes outperformed the benchmark, the Bloomberg
U.S. Corporate High Yield 2% Issuer Capped Index, while the Investor C shares and Class R shares underperformed.
What factors influenced performance?
An underweight allocation to BB rated bonds, which tend to have a higher degree of interest-rate sensitivity than the market as a whole, contributed to performance. Security selection in high yield contributed positively, as did an overweight in bank loans. An overweight in the information technology sector also helped relative performance.
On the other hand, an underweight in the gaming sector and an overweight in cash detracted. An underweight position in the leisure sector also hurt results.
Describe recent portfolio activity.
The investment adviser increased the Fund’s allocation to high yield bonds over the course of the reporting period. It maintained a tactical position in bank loans, but it reduced the position somewhat compared to 2022.
Describe portfolio positioning at period end.
The Fund was underweight in BB rated issues and overweight in those rated B and CCC. Information technology, aerospace and defense, and diversified manufacturing were the leading sector overweights. The largest underweights included retailers, cable and satellite, and healthcare.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
GROWTH OF $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its assets in high yield bonds. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization
(the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

Fund Summary
as of September 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
8
BlackRock High Yield Bond Portfolio
Performance
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 7.76% 7.75% 10.70% N/A 3.11% N/A 4.23% N/A
Service ............................ 7.47 7.47 10.40 N/A 2.82 N/A 3.93 N/A
Investor A ........................... 7.10 7.07 10.49 6.07% 2.77 1.93% 3.90 3.47%
Investor C ........................... 6.73 6.72 9.76 8.76 2.07 2.07 3.31 3.31
Class K ............................ 7.86 7.85 10.81 N/A 3.18 N/A 4.33 N/A
Class R ............................ 7.13 7.12 10.22 N/A 2.50 N/A 3.60 N/A
Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Index ..................... — — 10.28 N/A 2.95 N/A 4.24 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,023.20 $ 2.89 $ 1,000.00 $ 1,022.21 $ 2.89 0.57%
Service .................................. 1,000.00 1,020.40 4.25 1,000.00 1,020.86 4.26 0.84
Investor A ................................ 1,000.00 1,021.40 4.66 1,000.00 1,020.46 4.66 0.92
Investor C ................................ 1,000.00 1,018.10 7.99 1,000.00 1,017.15 7.99 1.58
Class K .................................. 1,000.00 1,022.20 2.43 1,000.00 1,022.66 2.43 0.48
Class R .................................. 1,000.00 1,020.20 5.93 1,000.00 1,019.20 5.92 1.17
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 88.2%
Floating Rate Loan Interests ........................... 9.6
Preferred Securities ................................. 1.0
Common Stocks ................................... 0.6
Investment Companies ............................... 0.4
Foreign Agency Obligations ............................ 0.1
Asset-Backed Securities .............................. 0.1
Other Interests .................................... 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AA/Aa ......................................... 0.0%
(b)
A ............................................. 0.2
BBB/Baa ....................................... 5.4
BB/Ba ......................................... 37.9
B ............................................ 45.4
CCC/Caa ....................................... 8.5
CC/Ca ......................................... 0.0
(b)
NR ........................................... 2.6
(a)
Excludes short-term securities, options purchased and options written and investments sold short.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Fund Summary
as of September 30, 2023
9
Fund Summary
BlackRock Low Duration Bond Portfolio
Investment Objective
BlackRock Low Duration Bond Portfolio’s (the “Fund”) investment objective is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2023, all of the Fund’s share classes outperformed its benchmark, the ICE BofA 1-3 Year U.S. Corporate & Government Index,
with the exception of Investor C shares which performed in line.
What factors influenced performance?
Positive contributions to the Fund's performance relative to the benchmark were led by allocations to sectors that trade at a yield spread relative to U.S. Treasuries. Within securitized assets, exposure to asset-backed securities (“ABS”), collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”) and non-agency residential mortgage-backed securities (“MBS”) proved additive. Exposure to investment grade corporate bonds also contributed positively.
The main detractor from the Fund’s relative performance was positioning with respect to interest rates, including the Fund’s stance with respect to overall duration and corresponding interest rate sensitivity and positioning along the yield curve. Holdings of agency MBS also detracted.
The Fund held derivatives during the reporting period. Specifically, the Fund primarily used futures and interest rate swaps for hedging duration and yield curve positioning.
The Fund also utilized credit default swaps on individual holdings and indices to either hedge credit risk or gain credit exposure. Currency forwards were used to hedge currency risk or take active currency positions and options on swaps were used to express views on volatility. The Fund’s use of derivatives marginally detracted from performance.
Describe recent portfolio activity.
The Fund entered the reporting period with a long duration bias, ultimately shifting to a short duration bias at the beginning of 2023, anticipating that more monetary policy tightening would be priced in. However, with inflation cooling and the economy slowing, the Fund started adding duration during the second quarter of 2023.
Within investment grade corporate bonds, the Fund held a preference towards larger well-capitalized banks within financials. This stance was solidified after the regional banking issues in March of 2023. The Fund used the spread widening in financials to add into larger banks at cheaper levels. Within industrials, the Fund added into both the consumer cyclical and non-cyclical sectors on conviction around the U.S. consumer.
Within securitized assets, the Fund added meaningfully into ABS based on attractive valuations, with a preference for high quality consumer sectors such as prime auto, credit cards and private student loans. The Fund also tactically traded agency MBS, adding throughout the third quarter as banks offloaded their MBS holdings creating a surplus of supply and presenting attractive values for entry.
The Fund notably reduced exposure to CMBS as higher interest rates, office vacancies and the more recent developments around U.S. regional banks have exacerbated the risk-off market tone in the sector. Within CMBS, the Fund favored up-in-the capital stack multifamily and high quality industrials which could be more resilient in a recessionary scenario, while generally avoiding the commercial office space due to its unique challenges such as high vacancy rates.
Lastly, the Fund continued to favor U.S. agency callable debt, which has presented with attractive yields and supply on forced selling by regional banks.
The Fund’s cash position averaged 7.6% over the 12-month period and was 8.2% at reporting period end. The cash position did not have a material impact on performance.
Describe portfolio positioning at period end.
At period end, the Fund was positioned with a long duration bias predicated on the view that the extent of Fed rate hikes is close to fully priced-in by markets and given recent selloffs in the third quarter of 2023. The Fund had a preference for consumer oriented sectors including auto and credit card ABS, as well as industrials within investment grade corporate bonds. The Fund remained cautious around sectors that could face fundamental pressure due to the effects of a slowing economy, as well as sectors with unique headwinds, resulting in reduced allocations to high yield corporate bonds, emerging market bonds and CMBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
10
BlackRock Low Duration Bond Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0-3 years. The Fund normally invests at least 80% of its assets in debt securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock
Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years. On March
1, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 1-3 Year U.S. Corporate & Government Index (the "Index"). Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 4.80% 4.74% 3.77% N/A 1.16% N/A 1.37% N/A
Investor A ........................... 4.44 4.39 3.63 1.30% 0.91 0.45% 1.09 0.86%
Investor A1 .......................... 4.70 4.56 3.78 N/A 1.06 N/A 1.25 N/A
Investor C ........................... 3.79 3.72 2.86 1.87 0.18 0.18 0.49 0.49
Class K ............................ 4.85 4.80 3.82 N/A 1.21 N/A 1.41 N/A
Class R ............................ 4.29 4.14 3.37 N/A 0.66 N/A 0.82 N/A
ICE BofA 1-3 Year U.S. Corporate &
Government Index ................. — — 2.85 N/A 1.23 N/A 1.04 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

Fund Summary
as of September 30, 2023 (continued)
11
Fund Summary
BlackRock Low Duration Bond Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,005.60 $ 2.01 $ 1,000.00 $ 1,023.06 $ 2.03 0.40%
Investor A ................................ 1,000.00 1,005.50 3.27 1,000.00 1,021.81 3.29 0.65
Investor A1 ............................... 1,000.00 1,006.30 2.51 1,000.00 1,022.56 2.54 0.50
Investor C ................................ 1,000.00 1,001.70 7.03 1,000.00 1,018.05 7.08 1.40
Class K .................................. 1,000.00 1,005.90 1.76 1,000.00 1,023.31 1.78 0.35
Class R .................................. 1,000.00 1,004.20 4.52 1,000.00 1,020.56 4.56 0.90
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 33.3%
U.S. Treasury Obligations ............................. 22.1
Asset-Backed Securities .............................. 20.2
U.S. Government Sponsored Agency Securities .............. 13.0
Non-Agency Mortgage-Backed Securities .................. 10.3
Foreign Agency Obligations ............................ 1.1
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/ Aaa
(c)
...................................... 63.0%
AA/Aa ......................................... 2.0
A ............................................. 13.2
BBB/Baa ....................................... 17.5
BB/Ba ......................................... 1.5
B ............................................ 1.1
CCC/ Caa ....................................... 0.0
(d)
NR ........................................... 1.7
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 0.1% of the Fund's total investments.

The Benefits and Risks of Leveraging
2023
BlackRock Annual Report to Shareholders
12
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

About Fund Performance
13
About Fund Performance
Institutional and Class K Shares  are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Service Shares (available only in BlackRock High Yield Bond Portfolio) are not subject to any sales charge. These shares are subject to a service fee of  0.25% per year (but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for all funds included in this report, except for BlackRock Low Duration Bond
Portfolio which is subject to an initial sales charge of 2.25%. These shares are subject to a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor A1 Shares (available only in BlackRock Low Duration Bond Portfolio ) are subject to a maximum initial sales charge (front-end load) of  1.00%  and a service fee of  0.10 % per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain eligible employer-sponsored retirement plans. Certain redemption of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of  0.25% per year and a service fee of  0.25% per year. These shares are available only to certain employer-sponsored retirement plans.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2023
BlackRock Annual Report to Shareholders
14
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class DR, (3-mo. CME
Term SOFR + 3.91%), 9.24%, 04/20/30 USD 470 $ 460,778
Series 2019-5A, Class AR, (3-mo. CME
Term SOFR + 1.33%), 6.64%, 04/15/35 250 246,875
ACREC LLC, Series 2023-FL2, Class A,
(1-mo. CME Term SOFR + 2.23%), 7.56%,
02/19/38
(a)(b)
.................... 1,060 1,057,740
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR + 1.42%), 6.75%,
07/20/34
(a)(b)
.................... 1,730 1,718,125
AGL CLO 14 Ltd., Series 2021-14A, Class A,
(3-mo. CME Term SOFR + 1.41%), 6.75%,
12/02/34
(a)(b)
.................... 1,530 1,516,348
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class AR, (3-mo. CME
Term SOFR + 1.46%), 6.77%, 07/15/34 540 536,266
Series 2020-7A, Class DR, (3-mo. CME
Term SOFR + 3.36%), 8.67%, 07/15/34 250 241,804
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (3-mo. CME Term SOFR + 1.41%),
6.74%, 01/20/35
(a)(b)
............... 250 248,161
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.65%), 6.98%, 04/20/32
(a)(b)
........ 1,320 1,318,057
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (3-mo. CME Term SOFR + 1.33%),
6.66%, 04/20/33
(a)(b)
............... 920 914,929
AGL Static CLO 18 Ltd., Series 2022-18A,
Class B, (3-mo. CME Term SOFR + 2.00%),
7.33%, 04/21/31
(a)(b)
............... 260 258,457
AIMCO CLO
(a)(b)
Series 2017-AA, Class CR, (3-mo. CME
Term SOFR + 2.36%), 7.69%, 04/20/34 250 245,534
Series 2018-BA, Class AR, (3-mo. CME
Term SOFR + 1.36%), 6.67%, 01/15/32 1,290 1,285,600
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b)(c)
......... 6,412 6,019,719
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (3-mo. CME Term SOFR at 1.08% Floor
+ 1.34%), 6.68%, 10/21/28
(a)(b)
........ 601 600,272
Allegro CLO IV Ltd., Series 2016-1A, Class
BR2, (3-mo. CME Term SOFR at 1.55%
Floor + 1.81%), 7.12%, 01/15/30
(a)(b)
.... 250 246,200
ALM Ltd., Series 2020-1A, Class A2, (3-mo.
CME Term SOFR + 2.11%), 7.42%,
10/15/29
(a)(b)
.................... 1,660 1,658,506
AMMC CLO 22 Ltd., Series 2018-22A, Class B,
(3-mo. CME Term SOFR at 1.45% Floor +
1.71%), 7.06%, 04/25/31
(a)(b)
......... 250 246,870
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (3-mo. CME Term SOFR + 1.31%),
6.66%, 07/24/29
(a)(b)
............... 199 199,032
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................ 557 522,592
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.78%, 01/19/35
(a)(b)
250 247,744
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (3-mo. CME Term SOFR at
1.17% Floor + 1.43%), 6.74%, 07/15/34
(a)(b)
2,495 2,467,555
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class B, (3-mo. CME Term SOFR at
1.50% Floor + 1.76%), 7.13%, 01/28/31
(a)(b)
1,040 1,023,360
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class A, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 6.68%, 01/28/31
(a)(b)
USD 764 $ 760,911
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class ARR, (3-mo. CME Term SOFR +
1.31%), 6.62%, 07/15/30
(a)(b)
......... 960 957,274
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (3-mo. CME
Term SOFR at 1.09% Floor + 1.35%),
6.72%, 01/28/31 ............... 868 862,719
Series 2015-7A, Class BR2, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.38%, 01/28/31 ............... 1,640 1,628,848
Series 2015-7A, Class D1R2, (3-mo. CME
Term SOFR at 3.50% Floor + 3.76%),
9.13%, 01/28/31 ............... 250 235,363
Anchorage Capital CLO 8 Ltd., Series 2016-8A,
Class BR2, (3-mo. CME Term SOFR +
2.06%), 7.42%, 10/27/34
(a)(b)
......... 650 645,775
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (3-mo. CME
Term SOFR + 1.51%), 6.81%, 10/13/30 554 552,990
Series 2018-1RA, Class A1, (3-mo. CME
Term SOFR + 1.25%), 6.55%, 04/13/31 2,113 2,102,265
Anchorage Capital Europe CLO 2 DAC, Series
2A, Class B1R, (3-mo. EURIBOR + 1.60%),
5.26%, 04/15/34
(a)(b)
............... EUR 272 277,693
Apidos CLO XII, Series 2013-12A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.65%, 04/15/31
(a)(b)
......... USD 4,902 4,889,330
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 1.01% Floor +
1.27%), 6.60%, 04/20/31
(a)(b)
......... 498 496,654
Apidos CLO XVIII, Series 2018-18A, Class A1,
(3-mo. CME Term SOFR at 1.14% Floor +
1.40%), 6.75%, 10/22/30
(a)(b)
......... 350 349,300
Apidos CLO XX, Series 2015-20A, Class A1RA,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.67%, 07/16/31
(a)(b)
......... 250 249,356
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A2R, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.09%, 04/20/31 ............... 250 247,200
Series 2015-22A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
8.54%, 04/20/31 ............... 250 245,807
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................ 79 69,177
Arbor Realty Commercial Real Estate Notes
Ltd.
(a)(b)
Series 2021-FL1, Class A, (1-mo. CME Term
SOFR at 0.97% Floor + 1.08%), 6.42%,
12/15/35 .................... 169 167,151
Series 2022-FL1, Class A, (SOFR 30 day
Average + 1.45%), 6.76%, 01/15/37 .. 10,208 10,074,020
Series 2022-FL2, Class A, (1-mo. CME Term
SOFR at 1.90% Floor + 1.85%), 7.18%,
05/15/37 .................... 1,450 1,437,313
AREIT LLC, Series 2023-CRE8, Class A,
(1-mo. CME Term SOFR at 2.21% Floor +
2.11%), 7.44%, 02/17/28
(a)(b)
......... 602 598,117
Ares European CLO XII DAC, Series 12A,
Class B1R, (3-mo. EURIBOR + 1.70%),
5.41%, 04/20/32
(a)(b)
............... EUR 297 306,204

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares LII CLO Ltd., Series 2019-52A, Class
A1R, (3-mo. CME Term SOFR at 1.05%
Floor + 1.31%), 6.66%, 04/22/31
(a)(b)
.... USD 1,770 $ 1,759,396
Ares LIX CLO Ltd., Series 2021-59A, Class A,
(3-mo. CME Term SOFR + 1.29%), 6.64%,
04/25/34
(a)(b)
.................... 250 248,062
Ares LVI CLO Ltd., Series 2020-56A, Class AR,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.77%, 10/25/34
(a)(b)
......... 410 408,453
Ares XLVIII CLO Ltd., Series 2018-48A, Class
B, (3-mo. CME Term SOFR at 1.58% Floor +
1.84%), 7.17%, 07/20/30
(a)(b)
......... 250 247,675
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.74%, 10/15/30
(a)(b)
.... 293 292,181
Armada Euro CLO III DAC, Series 3A, Class
DR, (3-mo. EURIBOR + 3.30%), 6.96%,
07/15/31
(a)(b)
.................... EUR 287 291,706
Assurant CLO Ltd., Series 2018-2A, Class A,
(3-mo. CME Term SOFR + 1.30%), 6.63%,
04/20/31
(a)(b)
.................... USD 245 244,218
Atrium IX, Series 9A, Class AR2, (3-mo. CME
Term SOFR + 1.25%), 6.64%, 05/28/30
(a)(b)
967 963,974
Avoca CLO XVIII DAC, Series 18X, Class C, (3-
mo. EURIBOR + 1.75%), 5.41%, 04/15/31
(a)
(d)
........................... EUR 100 102,429
Avoca CLO XXII DAC, Series 22X, Class B1,
(3-mo. EURIBOR at 1.30% Floor + 1.30%),
4.96%, 04/15/35
(a)(d)
............... 200 201,406
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.09%, 07/20/30 ............... USD 250 246,541
Series 2018-2A, Class A1, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%), 6.66%,
07/19/31 .................... 330 328,680
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.18%,
07/19/31 .................... 250 246,375
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.71%,
07/24/34 .................... 250 241,875
Bardot CLO Ltd., Series 2019-2A, Class DR,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 8.61%, 10/22/32
(a)(b)
......... 250 245,305
Barings CLO Ltd.
(a)(b)
Series 2015-IA, Class BR, (3-mo. CME Term
SOFR + 1.66%), 6.99%, 01/20/31 ... 250 247,025
Series 2018-3A, Class A1, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%), 6.54%,
07/20/29 .................... 101 100,514
Series 2019-3A, Class A1R, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
6.66%, 04/20/31 ............... 250 248,796
Battalion CLO 18 Ltd., Series 2020-18A, Class
BR, (3-mo. CME Term SOFR + 2.01%),
7.32%, 10/15/36
(a)(b)
............... 375 365,813
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R2, (3-mo. CME
Term SOFR + 1.33%), 6.64%, 07/18/30 1,215 1,209,344
Series 2015-8A, Class A2R2, (3-mo. CME
Term SOFR + 1.81%), 7.12%, 07/18/30 666 652,880
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (3-mo. CME Term SOFR at 1.72% Floor
+ 1.98%), 7.33%, 04/24/34
(a)(b)
........ 250 244,300
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR + 1.44%),
6.75%, 07/15/34
(a)(b)
............... USD 1,000 $ 994,000
BDS LLC, Series 2022-FL11, Class ATS,
(1-mo. CME Term SOFR + 1.80%), 7.13%,
03/19/39
(a)(b)
.................... 1,697 1,673,666
BDS Ltd., Series 2021-FL7, Class A, (1-mo.
CME Term SOFR at 1.07% Floor + 1.18%),
6.52%, 06/16/36
(a)(b)
............... 6,542 6,444,014
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%), 7.02%,
07/15/29
(a)(b)
.................... 1,250 1,245,875
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.24%,
07/20/29
(a)(b)
.................... 400 398,240
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 6.68%,
04/20/31
(a)(b)
.................... 960 958,674
Benefit Street Partners CLO XII Ltd., Series
2017-12A, Class B, (3-mo. CME Term SOFR
+ 2.26%), 7.57%, 10/15/30
(a)(b)
........ 310 306,513
BHG Securitization Trust, Series 2022-C, Class
B, 5.93%, 10/17/35
(b)
.............. 302 294,110
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1, (3-mo. CME Term SOFR + 1.52%),
6.84%, 10/19/34
(a)(b)
............... 250 247,298
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (3-mo. CME Term
SOFR + 2.46%), 7.87%, 06/15/31 ... 250 248,216
Series 19A, Class DR, (3-mo. CME Term
SOFR + 3.61%), 9.02%, 06/15/31 ... 250 248,548
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo. CME
Term SOFR at 1.18% Floor + 1.44%),
6.79%, 10/22/30 ............... 1,419 1,414,144
Series 2015-3A, Class A1R, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.59%, 04/20/31 ............... 241 240,084
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.07%, 07/15/31
(a)(b)
.... 870 851,817
BlueMountain CLO XXIII Ltd., Series 2018-23A,
Class B, (3-mo. CME Term SOFR + 1.96%),
7.29%, 10/20/31
(a)(b)
............... 250 246,375
BlueMountain CLO XXIX Ltd., Series 2020-
29A, Class BR, (3-mo. CME Term SOFR +
2.01%), 7.36%, 07/25/34
(a)(b)
......... 250 245,075
BlueMountain CLO XXVIII Ltd., Series 2021-
28A, Class A, (3-mo. CME Term SOFR at
1.26% Floor + 1.52%), 6.83%, 04/15/34
(a)(b)
130 129,380
Bluemountain Euro CLO DAC, Series 2021-2A,
Class B1, (3-mo. EURIBOR + 1.75%),
5.41%, 10/15/35
(a)(b)
............... EUR 660 666,594
BPCRE Ltd., Series 2022-FL2, Class A,
(1-mo. CME Term SOFR + 2.40%), 7.73%,
01/16/37
(a)(b)
.................... USD 829 822,304
Bridge Street CLO II Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR at
1.23% Floor + 1.49%), 6.82%, 07/20/34
(a)(b)
250 247,788
Bristol Park CLO Ltd., Series 2016-1A, Class
BR, (3-mo. CME Term SOFR + 1.71%),
7.02%, 04/15/29
(a)(b)
............... 250 247,025

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Buttermilk Park CLO Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.67%, 10/15/31
(a)(b)
.... USD 250 $ 249,478
Canyon Capital CLO Ltd., Series 2019-1A,
Class A1R, (3-mo. CME Term SOFR at
1.10% Floor + 1.36%), 6.67%, 04/15/32
(a)(b)
610 602,700
Canyon CLO Ltd., Series 2020-3A, Class B,
(3-mo. CME Term SOFR + 1.96%), 7.27%,
01/15/34
(a)(b)
.................... 350 343,175
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (3-mo. CME Term SOFR at 1.03%
Floor + 1.29%), 6.66%, 04/30/31
(a)(b)
.... 1,858 1,848,704
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.54%, 04/17/31
(a)(b)
............... 795 791,569
Carlyle US CLO Ltd.
(a)(b)
Series 2016-4A, Class A2R, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.04%, 10/20/27 ............... 250 249,449
Series 2018-1A, Class A2, (3-mo. CME Term
SOFR + 1.76%), 7.09%, 04/20/31 ... 250 246,550
Series 2018-4A, Class B, (3-mo. CME Term
SOFR + 2.33%), 7.66%, 01/20/31 ... 250 247,696
Series 2019-1A, Class A1AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.67%, 04/20/31 ............... 250 249,274
Series 2021-6A, Class A1, (3-mo. CME Term
SOFR + 1.42%), 6.73%, 07/15/34 ... 800 793,600
CBAM Ltd., Series 2017-1A, Class A1, (3-
mo. CME Term SOFR + 1.51%), 6.84%,
07/20/30
(a)(b)
.................... 1,393 1,392,047
Cedar Funding II CLO Ltd.
(a)(b)
Series 2013-1A, Class ARR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.67%, 04/20/34 ............... 710 701,364
Series 2013-1A, Class BRR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
6.94%, 04/20/34 ............... 680 660,402
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 6.64%, 04/20/34
(a)(b)
3,930 3,887,768
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (3-mo. CME Term SOFR at
1.35% Floor + 1.61%), 7.02%, 05/29/32
(a)(b)
280 275,879
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class BRR, (3-mo. CME
Term SOFR + 1.86%), 7.22%, 04/27/31 250 247,925
Series 2014-2RA, Class B1, (3-mo. CME
Term SOFR + 3.06%), 8.41%, 04/24/30 250 244,945
Series 2015-3A, Class BR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.73%, 04/19/29 ............... 330 324,984
Series 2017-1A, Class AR, (3-mo. CME
Term SOFR at 1.01% Floor + 1.27%),
6.61%, 04/23/29 ............... 888 885,823
Series 2017-1A, Class B, (3-mo. CME Term
SOFR + 1.96%), 7.30%, 04/23/29 ... 340 339,218
Series 2018-1A, Class A, (3-mo. CME Term
SOFR + 1.26%), 6.57%, 04/18/31 ... 2,380 2,373,053
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.71%, 01/15/35 ............... 250 248,063
Series 2020-1A, Class A1R, (3-mo. CME
Term SOFR + 1.41%), 6.72%, 07/15/36 300 298,203
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-1A, Class BR, (3-mo. CME
Term SOFR + 1.91%), 7.22%, 07/15/36 USD 740 $ 733,784
Series 2020-3A, Class A1R, (3-mo. CME
Term SOFR + 1.39%), 6.72%, 10/20/34 1,350 1,341,618
Series 2021-4A, Class A, (3-mo. CME Term
SOFR + 1.31%), 6.62%, 07/15/33 ... 1,450 1,446,319
Series 2021-5A, Class A, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 6.71%,
07/15/34 .................... 330 327,652
Clontarf Park CLO DAC, Series 1X, Class
CE, (3-mo. EURIBOR + 3.05%), 6.77%,
08/05/30
(a)(d)
.................... EUR 390 411,389
Clover CLO LLC, Series 2018-1A, Class A1R,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.71%, 04/20/32
(a)(b)
......... USD 280 279,300
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 199 170,897
Series 2021-B, Class C, 2.72%, 06/25/52 100 87,897
Series 2021-C, Class D, 4.11%, 07/26/55 100 85,578
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (3-mo. EURIBOR + 1.30%),
5.12%, 02/22/34
(a)(d)
............... EUR 260 262,825
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-I, Class 1A, (1-mo. CME Term
SOFR + 0.25%), 5.59%, 01/15/37
(a)
.... USD 112 100,187
Deer Creek CLO Ltd., Series 2017-1A, Class A,
(3-mo. CME Term SOFR + 1.44%), 6.77%,
10/20/30
(a)(b)
.................... 1,089 1,087,306
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR +
1.50%), 6.81%, 07/15/36
(a)(b)
......... 500 496,738
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1A, (3-mo. CME Term SOFR +
1.39%), 6.70%, 04/15/37
(a)(b)
......... 250 246,660
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (3-mo. CME Term SOFR at
1.04% Floor + 1.30%), 6.63%, 04/20/34
(a)(b)
1,180 1,170,761
Dryden 45 Senior Loan Fund, Series 2016-
45A, Class BR, (3-mo. CME Term SOFR +
1.96%), 7.27%, 10/15/30
(a)(b)
......... 630 621,558
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class B, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 7.22%, 07/15/30
(a)(b)
.... 250 247,475
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 6.69%, 01/15/31
(a)(b)
......... 4,720 4,712,162
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.17%, 07/18/30
(a)(b)
......... 250 247,200
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1R, (3-mo. CME Term SOFR + 1.41%),
6.74%, 10/20/34
(a)(b)
............... 250 248,237
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.38%), 6.76%, 05/20/34
(a)(b)
........ 810 803,520
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.74%, 05/20/34
(a)(b)
........ 520 515,843
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (3-mo. CME Term SOFR at
0.90% Floor + 1.16%), 6.47%, 04/15/29
(a)(b)
257 256,275
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.46%), 6.83%, 08/15/30
(a)
(b)
........................... 1,545 1,541,953

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
..................... USD 558 $ 542,893
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.74%, 04/20/34 ............... 1,000 996,068
Series 2019-2A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 04/20/34 ............... 250 248,125
Elmwood CLO V Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. CME
Term SOFR + 1.91%), 7.24%, 10/20/34 620 614,978
Series 2020-2A, Class CR, (3-mo. CME
Term SOFR + 2.26%), 7.59%, 10/20/34 541 533,299
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (3-mo. CME Term
SOFR + 1.30%), 6.63%, 10/20/34 ... 1,620 1,613,773
Series 2021-3A, Class C, (3-mo. CME Term
SOFR + 2.21%), 7.54%, 10/20/34 ... 250 246,435
Elmwood CLO XII Ltd., Series 2021-5A, Class
A, (3-mo. CME Term SOFR + 1.41%),
6.74%, 01/20/35
(a)(b)
............... 250 248,580
Fidelity Grand Harbour CLO DAC, Series 2021-
1A, Class D, (3-mo. EURIBOR + 3.60%),
7.26%, 10/15/34
(a)(b)
............... EUR 250 246,305
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (3-mo. LIBOR USD + 1.11%), 6.69%,
07/19/34
(a)(b)
.................... USD 3,150 3,118,685
FS Rialto, Series 2021-FL3, Class A, (1-mo.
CME Term SOFR + 1.36%), 6.70%,
11/16/36
(a)(b)
.................... 3,097 3,033,047
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 day
Average + 1.90%), 7.21%, 01/19/39 .. 2,907 2,874,856
Series 2022-FL5, Class A, (1-mo. CME Term
SOFR + 2.30%), 7.63%, 06/19/37 ... 786 778,418
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.63% Floor + 2.58%), 7.91%,
08/17/37 .................... 1,469 1,465,328
Series 2022-FL7, Class A, (1-mo. CME Term
SOFR + 2.90%), 8.23%, 10/19/39 ... 955 955,030
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 6.54%, 10/15/30
(a)(b)
.... 378 376,809
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.67%, 07/15/31
(a)(b)
........ 280 279,185
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARR, (3-mo. CME Term SOFR + 1.46%),
6.77%, 04/16/34
(a)(b)
............... 910 900,926
Generate CLO 2 Ltd.
(a)(b)
Series 2A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.76%,
01/22/31 .................... 1,228 1,225,079
Series 3A, Class AR, (3-mo. CME Term
SOFR + 1.51%), 6.84%, 10/20/29 ... 348 346,548
Series 3A, Class BR, (3-mo. CME Term
SOFR + 2.01%), 7.34%, 10/20/29 ... 930 923,676
Generate CLO 4 Ltd., Series 4A, Class A1R,
(3-mo. CME Term SOFR + 1.35%), 6.68%,
04/20/32
(a)(b)
.................... 1,023 1,019,124
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor
+ 2.21%), 7.52%, 10/15/30
(a)(b)
........ 640 632,741
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class B1, (3-mo. CME
Term SOFR + 1.81%), 7.14%, 04/20/30
(a)(b)
USD 250 $ 248,625
GoldenTree Loan Opportunities IX Ltd.
(a)(b)
Series 2014-9A, Class AR2, (3-mo. CME
Term SOFR at 1.11% Floor + 1.37%),
6.74%, 10/29/29 ............... 204 204,221
Series 2014-9A, Class BR2, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.23%, 10/29/29 ............... 500 498,015
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class DR, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.64%,
07/20/31
(a)(b)
.................... 250 246,535
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.72%,
10/20/34
(a)(b)
.................... 1,050 1,047,124
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class A, (3-mo. CME Term SOFR
at 1.20% Floor + 1.46%), 6.79%, 07/20/34
(a)
(b)
........................... 250 247,576
GoodLeap Sustainable Home Solutions
Trust, Series 2023-1GS, Class A, 5.52%,
02/22/55
(b)
..................... 906 838,693
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo. CME Term
SOFR at 1.26% Floor + 1.52%), 6.85%,
01/20/30 .................... 152 152,194
Series 2017-1A, Class D, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.89%,
01/20/30 .................... 250 247,137
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (1-mo. CME Term SOFR + 0.25%),
5.57%, 03/25/36
(a)
................ 438 148,657
Gulf Stream Meridian 1 Ltd., Series 2020-
IA, Class A1, (3-mo. CME Term SOFR +
1.63%), 6.94%, 04/15/33
(a)(b)
......... 1,180 1,189,113
Gulf Stream Meridian 3 Ltd., Series 2021-
IIIA, Class A1, (3-mo. CME Term SOFR +
1.58%), 6.89%, 04/15/34
(a)(b)
......... 250 247,500
Gulf Stream Meridian 4 Ltd., Series 2021-
4A, Class A1, (3-mo. CME Term SOFR +
1.46%), 6.77%, 07/15/34
(a)(b)
......... 2,580 2,563,260
Gulf Stream Meridian 5 Ltd., Series 2021-5A,
Class A2, (3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.37%, 07/15/34
(a)(b)
.... 280 279,328
Gulf Stream Meridian 7 Ltd., Series 2022-
7A, Class A1, (3-mo. CME Term SOFR +
1.36%), 6.67%, 07/15/35
(a)(b)
......... 360 355,882
Henley CLO IV DAC, Series 4X, Class B1,
(3-mo. EURIBOR at 1.35% Floor + 1.35%),
5.07%, 04/25/34
(a)(d)
............... EUR 130 131,766
Highbridge Loan Management Ltd.
(a)(b)
Series 12A-18, Class A1B, (3-mo. CME
Term SOFR + 1.51%), 6.82%, 07/18/31 USD 250 245,387
Series 3A-2014, Class A1R, (3-mo. CME
Term SOFR + 1.44%), 6.75%, 07/18/29 477 477,177
HPS Loan Management Ltd.
(a)(b)
Series 10A-16, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.73%, 04/20/34 ............... 1,540 1,529,719
Series 6A-2015, Class A1R, (3-mo. CME
Term SOFR + 1.26%), 6.63%, 02/05/31 2,733 2,714,782

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
KKR CLO 10 Ltd., Series 10, Class BR,
(3-mo. CME Term SOFR + 1.96%), 7.37%,
09/15/29
(a)(b)
.................... USD 250 $ 249,375
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR + 1.45%), 6.78%,
02/17/39
(a)(b)
.................... 10,000 9,869,230
LCM 29 Ltd., Series 29A, Class AR, (3-mo.
CME Term SOFR + 1.33%), 6.64%,
04/15/31
(a)(b)
.................... 250 246,268
LCM XIV LP, Series 14A, Class AR, (3-mo.
CME Term SOFR + 1.30%), 6.63%,
07/20/31
(a)(b)
.................... 250 247,866
LCM XX LP, Series 20A, Class BR, (3-mo. CME
Term SOFR + 1.81%), 7.14%, 10/20/27
(a)(b)
250 249,925
Lendmark Funding Trust, Series 2022-1A,
Class A, 5.12%, 07/20/32
(b)
.......... 1,696 1,652,829
LoanCore Issuer Ltd., Series 2022-CRE7,
Class A, (SOFR 30 day Average + 1.55%),
6.86%, 01/17/37
(a)(b)
............... 4,099 4,017,020
Logan CLO I Ltd., Series 2021-1A, Class A,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.75%, 07/20/34
(a)(b)
......... 1,010 1,005,548
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.64%), 6.94%, 01/17/30
(a)(b)
.... 250 246,875
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (3-mo. CME Term SOFR at
1.75% Floor + 2.01%), 7.32%, 04/15/29
(a)(b)
149 148,970
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR2, (3-mo. CME Term SOFR +
1.16%), 6.51%, 07/23/29
(a)(b)
......... 2,061 2,050,469
Madison Park Funding XIII Ltd.
(a)(b)
Series 2014-13A, Class AR2, (3-mo. CME
Term SOFR + 1.21%), 6.53%, 04/19/30 865 862,276
Series 2014-13A, Class BR2, (3-mo. CME
Term SOFR + 1.76%), 7.08%, 04/19/30 960 955,008
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A1R2, (3-mo. CME Term SOFR
at 0.92% Floor + 1.18%), 6.53%, 01/22/28
(a)
(b)
........................... 966 962,255
Madison Park Funding XLI Ltd., Series 12A,
Class AR, (3-mo. CME Term SOFR +
1.09%), 6.44%, 04/22/27
(a)(b)
......... 205 205,081
Madison Park Funding XLII Ltd., Series 13A,
Class C, (3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.41%, 11/21/30
(a)(b)
.... 250 245,188
Madison Park Funding XLV Ltd., Series 2020-
45A, Class AR, (3-mo. CME Term SOFR +
1.38%), 6.69%, 07/15/34
(a)(b)
......... 1,050 1,041,813
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class BR, (3-mo. CME
Term SOFR + 1.81%), 7.17%, 07/27/31 250 248,150
Series 2017-23A, Class CR, (3-mo. CME
Term SOFR + 2.26%), 7.62%, 07/27/31 250 246,964
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR, (3-mo. CME Term SOFR +
2.01%), 7.34%, 10/20/29
(a)(b)
......... 250 248,675
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (3-mo. CME Term SOFR +
1.91%), 7.26%, 04/25/29
(a)(b)
......... 320 317,536
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (3-mo. CME Term SOFR +
1.46%), 6.83%, 07/29/30
(a)(b)
......... 1,633 1,631,856
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (3-mo. CME Term SOFR +
1.29%), 6.62%, 04/20/30
(a)(b)
......... 249 247,359
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXXIII Ltd., Series
2019-33A, Class AR, (3-mo. CME Term
SOFR + 1.29%), 6.60%, 10/15/32
(a)(b)
... USD 290 $ 287,543
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (3-mo. CME Term
SOFR + 1.33%), 6.64%, 07/15/33
(a)(b)
... 410 408,360
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term SOFR
at 1.12% Floor + 1.38%), 6.69%, 07/17/34
(a)
(b)
........................... 1,130 1,122,994
Man GLG Euro CLO VI DAC, Series 6A, Class
DR, (3-mo. EURIBOR + 3.50%), 7.16%,
10/15/32
(a)(b)
.................... EUR 320 318,788
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.75%, 12/18/30
(a)(b)
.... USD 388 385,948
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (3-mo. CME
Term SOFR at 0.99% Floor + 1.25%),
6.60%, 07/23/29 ............... 201 200,446
Series 2016-3A, Class CR2, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.66%, 07/23/29 ............... 1,125 1,116,179
Mariner Finance Issuance Trust
(b)
Series 2019-AA, Class B, 3.51%, 07/20/32 500 495,113
Series 2020-AA, Class B, 3.21%, 08/21/34 260 242,664
Series 2020-AA, Class C, 4.10%, 08/21/34 330 303,695
Series 2022-AA, Class A, 6.45%, 10/20/37 1,538 1,540,021
MF1 LLC, Series 2023-FL12, Class A, (1-
mo. CME Term SOFR + 2.07%), 0.00%,
10/19/38
(a)(b)
.................... 460 457,700
MF1 Multifamily Housing Mortgage Loan Trust
(a)
(b)
Series 2022-FL9, Class A, (1-mo. CME Term
SOFR at 1.95% Floor + 2.15%), 7.48%,
06/19/37 .................... 857 854,322
Series 2022-FL10, Class A, (1-mo. CME
Term SOFR + 2.64%), 7.96%, 09/17/37 448 448,699
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (3-mo. CME Term SOFR +
1.23%), 6.57%, 04/21/31
(a)(b)
......... 424 421,411
Mosaic Solar Loan Trust
(b)
Series 2022-3A, Class A, 6.10%, 06/20/53 293 288,007
Series 2023-1A, Class A, 5.32%, 06/20/53 1,025 969,637
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR + 1.51%), 6.84%,
10/20/30
(a)(b)
.................... 709 707,634
Navient Private Education Loan Trust
(b)
Series 2014-AA, Class A3, (1-mo. CME
Term SOFR at 1.60% Floor + 1.71%),
7.05%, 10/15/31
(a)
.............. 424 424,972
Series 2015-AA, Class A3, (1-mo. CME
Term SOFR at 1.70% Floor + 1.81%),
7.15%, 11/15/30
(a)
.............. 482 483,575
Series 2018-BA, Class A2A, 3.61%,
12/15/59 .................... 155 149,250
Series 2020-A, Class A2B, (1-mo. CME
Term SOFR + 1.01%), 6.35%, 11/15/68
(a)
307 303,682
Navient Private Education Refi Loan Trust
(b)
Series 2018-DA, Class A2A, 4.00%,
12/15/59 .................... 509 486,782
Series 2019-CA, Class A2, 3.13%, 02/15/68 337 319,312
Series 2021-DA, Class B, 2.61%, 04/15/60 370 327,988
Series 2021-DA, Class C, 3.48%, 04/15/60 950 832,534
Series 2021-DA, Class D, 4.00%, 04/15/60 300 268,706

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Navient Student Loan Trust, Series 2019-BA,
Class A2A, 3.39%, 12/15/59
(b)
........ USD 234 $ 221,409
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (3-mo. CME Term
SOFR + 1.30%), 6.61%, 04/15/34
(a)(b)
... 570 566,507
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BRR, (3-mo. CME Term SOFR +
1.91%), 7.22%, 07/15/34
(a)(b)
......... 250 247,875
Neuberger Berman CLO XXII Ltd., Series 2016-
22A, Class BR, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.22%, 10/17/30
(a)(b)
400 397,040
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class AR, (3-mo. CME
Term SOFR + 1.18%), 6.49%, 10/18/30 1,393 1,386,008
Series 2017-26A, Class BR, (3-mo. CME
Term SOFR + 1.66%), 6.97%, 10/18/30 250 246,800
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class BR, (3-mo. CME
Term SOFR + 1.75%), 7.08%, 01/20/35
(a)(b)
250 247,200
Neuberger Berman Loan Advisers CLO 37
Ltd., Series 2020-37A, Class BR, (3-mo.
CME Term SOFR at 1.45% Floor + 1.71%),
7.04%, 07/20/31
(a)(b)
............... 250 247,300
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.67%,
07/16/35
(a)(b)
.................... 880 873,244
OAK Hill European Credit Partners V DAC,
Series 2016-5A, Class BR, (3-mo.
EURIBOR + 1.90%), 5.55%, 01/21/35
(a)(b)
. EUR 250 256,398
OCP CLO Ltd.
(a)(b)
Series 2013-4A, Class BRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.51%, 04/24/29 ............... USD 945 935,876
Series 2014-5A, Class A1R, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.69%, 04/26/31 ............... 139 138,735
Series 2017-14A, Class B, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.59%, 11/20/30 ............... 250 247,237
Series 2019-16A, Class AR, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.54%, 04/10/33 ............... 280 278,323
Series 2020-18A, Class AR, (3-mo. CME
Term SOFR at 1.09% Floor + 1.35%),
6.68%, 07/20/32 ............... 320 318,674
Series 2020-19A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.29%, 10/20/34 ............... 250 245,175
Series 2021-22A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.77%,
12/02/34 .................... 390 386,972
OCP Euro CLO DAC, Series 2017-2X, Class
B, (3-mo. EURIBOR + 1.35%), 5.01%,
01/15/32
(a)(d)
.................... EUR 170 175,343
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (3-mo. CME Term
SOFR + 1.22%), 6.53%, 04/16/31
(a)(b)
... USD 1,780 1,775,241
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (3-mo. CME Term SOFR
at 1.19% Floor + 1.45%), 6.78%, 01/20/31
(a)
(b)
........................... 243 242,482
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.22%,
07/15/36
(a)(b)
.................... USD 710 $ 696,368
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (3-mo. CME Term SOFR
+ 1.41%), 6.74%, 07/20/34
(a)(b)
........ 1,910 1,891,476
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term
SOFR + 1.61%), 6.93%, 07/19/30
(a)(b)
... 320 319,969
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 6.59%,
07/17/30
(a)(b)
.................... 2,755 2,746,090
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR + 1.26%), 6.61%, 01/25/31
(a)(b)
... 2,552 2,546,077
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (3-mo. LIBOR USD + 1.15%),
6.75%, 04/21/34
(a)(b)
............... 3,220 3,206,256
OHA Credit Funding 3 Ltd.
(a)(b)
Series 2019-3A, Class AR, (3-mo. CME
Term SOFR + 1.40%), 6.73%, 07/02/35 1,450 1,440,575
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR + 1.91%), 7.24%, 07/02/35 668 662,122
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.76%, 10/22/36
(a)(b)
.... 250 248,211
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR + 1.30%),
6.68%, 05/23/31
(a)(b)
............... 4,462 4,448,957
OneMain Financial Issuance Trust
(b)
Series 2019-2A, Class A, 3.14%, 10/14/36 3,140 2,841,703
Series 2020-1A, Class A, 3.84%, 05/14/32 166 165,436
Series 2020-2A, Class C, 2.76%, 09/14/35 550 474,126
Series 2020-2A, Class D, 3.45%, 09/14/35 1,410 1,200,958
Series 2021-1A, Class A2, (SOFR 30 day
Average + 0.76%), 6.07%, 06/16/36
(a)
. 660 645,773
Series 2021-1A, Class C, 2.22%, 06/16/36 100 82,814
Series 2022-3A, Class A, 5.94%, 05/15/34 3,369 3,346,771
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.51%), 6.86%, 10/22/30
(a)(b)
.... 6,006 5,987,185
OZLM VIII Ltd., Series 2014-8A, Class BR3,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 7.67%, 10/17/29
(a)(b)
......... 340 340,239
OZLM XXII Ltd., Series 2018-22A, Class A1,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 6.64%, 01/17/31
(a)(b)
......... 211 210,332
OZLM XXIV Ltd., Series 2019-24A, Class
A2AR, (3-mo. CME Term SOFR + 1.96%),
7.29%, 07/20/32
(a)(b)
............... 250 246,905
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.57%, 10/17/31 ............... 650 646,987
Series 2015-1A, Class A1A4, (3-mo. CME
Term SOFR + 1.39%), 6.77%, 05/21/34 5,525 5,492,690
Series 2015-1A, Class A2R4, (3-mo. CME
Term SOFR + 1.96%), 7.34%, 05/21/34 250 247,500
Series 2015-2A, Class A2R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.14%, 07/20/30 ............... 500 496,650
Series 2018-1A, Class A1, (3-mo. CME Term
SOFR + 1.29%), 6.60%, 04/18/31 ... 803 801,970

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class A1A, (3-mo. CME
Term SOFR + 1.36%), 6.67%, 07/16/31 USD 1,070 $ 1,068,330
Series 2020-3A, Class A1AR, (3-mo. CME
Term SOFR + 1.34%), 6.71%, 11/15/31 250 249,476
Series 2021-3A, Class A1, (3-mo. CME Term
SOFR + 1.41%), 6.72%, 01/15/35 ... 250 248,609
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2020-4A, Class A2, (3-mo. CME Term
SOFR + 1.86%), 7.25%, 11/25/28 .... 560 558,367
Series 2021-2A, Class A2, (3-mo. CME Term
SOFR at 1.25% Floor + 1.51%), 6.89%,
05/20/29 .................... 260 256,846
Series 2022-2A, Class A2, (3-mo. CME Term
SOFR + 1.90%), 7.21%, 10/15/30 ... 340 338,821
Series 2022-2A, Class B, (3-mo. CME Term
SOFR + 2.20%), 7.51%, 10/15/30 ... 250 244,163
Penta CLO DAC, Series 2022-11A, Class B, (3-
mo. EURIBOR + 2.45%), 6.23%, 11/15/34
(a)
(b)
........................... EUR 530 555,916
Pikes Peak CLO 1, Series 2018-1A, Class A,
(3-mo. CME Term SOFR + 1.44%), 6.79%,
07/24/31
(a)(b)
.................... USD 275 273,438
Pikes Peak CLO 8, Series 2021-8A, Class A,
(3-mo. CME Term SOFR + 1.43%), 6.76%,
07/20/34
(a)(b)
.................... 1,570 1,557,944
Post CLO Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.52%, 04/16/31
(a)(b)
......... 500 498,612
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(e)
.. 280 259,234
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (1-mo. CME Term
SOFR + 1.36%), 6.68%, 07/25/51 ... 561 555,137
Series 2021-1A, Class B, (1-mo. CME Term
SOFR + 2.61%), 7.93%, 07/25/51 ... 109 108,125
Series 2021-1A, Class C, (1-mo. CME Term
SOFR + 3.86%), 9.18%, 07/25/51 ... 97 97,058
Progress Residential Trust, Series 2020-SFR2,
Class D, 3.87%, 06/17/37
(b)
.......... 400 381,597
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (3-mo. CME Term SOFR + 1.20%),
6.51%, 10/15/30
(a)(b)
............... 967 963,496
Rad CLO 2 Ltd., Series 2018-2A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.65%, 10/15/31
(a)(b)
......... 710 707,289
Rad CLO 5 Ltd., Series 2019-5A, Class AR,
(3-mo. CME Term SOFR + 1.38%), 6.73%,
07/24/32
(a)(b)
.................... 800 794,158
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class A, (3-mo. CME Term
SOFR + 1.35%), 6.68%, 01/20/34 ... 250 248,406
Series 2021-15A, Class B, (3-mo. CME
Term SOFR + 1.91%), 7.24%, 01/20/34 250 245,825
Ready Capital Mortgage Financing LLC, Series
2023-FL11, Class A, (1-mo. CME Term
SOFR + 2.37%), 7.69%, 10/25/39
(a)(b)
... 1,080 1,077,717
Recette CLO Ltd., Series 2015-1A, Class BRR,
(3-mo. CME Term SOFR at 1.40% Floor +
1.66%), 6.99%, 04/20/34
(a)(b)
......... 250 245,400
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR + 1.42%),
6.75%, 04/20/34
(a)(b)
............... 1,040 1,033,760
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.81%, 06/20/34 ............... USD 720 $ 717,338
Series 2016-1A, Class BR2, (3-mo. CME
Term SOFR + 1.86%), 7.26%, 06/20/34 250 247,575
Regatta VIII Funding Ltd., Series 2017-1A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.27%, 10/17/30
(a)(b)
.... 250 249,600
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (3-mo. CME Term SOFR + 2.31%),
7.62%, 01/15/33
(a)(b)
............... 250 249,825
Regatta XVIII Funding Ltd., Series 2021-1A,
Class B, (3-mo. CME Term SOFR at 1.45%
Floor + 1.71%), 7.02%, 01/15/34
(a)(b)
.... 250 247,475
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 . 500 487,180
Series 2021-1, Class A, 1.68%, 03/17/31 . 830 781,058
Series 2021-2, Class B, 2.35%, 08/15/33 . 130 106,252
Series 2021-2, Class C, 3.23%, 08/15/33 . 323 251,998
Series 2022-1, Class A, 3.07%, 03/15/32 . 2,058 1,918,573
Series 2022-1, Class B, 3.71%, 03/15/32 . 151 135,273
Series 2022-1, Class C, 4.46%, 03/15/32 . 100 86,641
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(3-mo. CME Term SOFR at 1.06% Floor +
1.32%), 6.63%, 01/18/34
(a)(b)
......... 1,220 1,207,190
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (3-mo. CME
Term SOFR + 1.36%), 6.69%, 04/20/34 917 902,780
Series 2017-2A, Class BR, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.07%, 10/15/29 ............... 1,945 1,924,967
Series 2017-2A, Class DR, (3-mo. CME
Term SOFR at 2.85% Floor + 3.11%),
8.42%, 10/15/29 ............... 1,039 1,017,315
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.78%,
10/20/30 .................... 3,283 3,273,470
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.74%,
05/20/31 .................... 287 286,504
Series 2018-2A, Class A, (3-mo. CME Term
SOFR + 1.42%), 6.75%, 10/20/31 ... 250 249,175
Series 2019-2A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.29%, 08/20/32 ............... 250 245,025
Rockford Tower Europe CLO DAC
(a)(d)
Series 2018-1X, Class B, (3-mo. EURIBOR
+ 1.85%), 5.75%, 12/20/31 ........ EUR 576 600,661
Series 2018-1X, Class C, (3-mo. EURIBOR
+ 2.47%), 6.37%, 12/20/31 ........ 280 288,455
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 6.62%, 04/20/31
(a)(b)
......... USD 950 943,777
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.09% Floor + 1.35%),
6.66%, 01/15/30
(a)(b)
............... 981 978,311
RR 5 Ltd., Series 2018-5A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
7.22%, 10/15/31
(a)(b)
............... 250 248,375
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.72%, 07/15/35
(a)(b)
............... 2,140 2,125,082

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
AR3, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.73%, 04/17/34
(a)(b)
.... USD 2,680 $ 2,664,881
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (3-mo. CME
Term SOFR + 1.24%), 6.57%, 04/20/29 115 114,503
Series 2015-1A, Class BR2, (3-mo. CME
Term SOFR + 1.76%), 7.09%, 04/20/29 1,466 1,457,204
Signal Peak CLO 8 Ltd., Series 2020-8A,
Class A, (3-mo. CME Term SOFR + 1.53%),
6.86%, 04/20/33
(a)(b)
............... 640 636,096
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (3-mo. CME
Term SOFR at 1.24% Floor + 1.50%),
6.83%, 07/20/30 ............... 259 258,751
Series 2014-1A, Class CR, (3-mo. CME
Term SOFR at 2.30% Floor + 2.56%),
7.89%, 07/20/30 ............... 500 495,000
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.69%, 07/20/34
(a)(b)
.... 3,815 3,787,234
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1A, (3-mo. CME Term SOFR at
1.32% Floor + 1.58%), 6.91%, 10/20/32
(a)(b)
250 249,752
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term
SOFR at 4.75% Floor + 4.86%), 10.20%,
10/15/41
(a)(b)
.................... 2,733 2,887,708
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 974 935,409
Series 2016-B, Class A2A, 2.43%, 02/17/32 385 372,703
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 .................... 2,540 2,251,271
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,196,886
Series 2021-A, Class C, 2.99%, 01/15/53 2,240 1,874,764
Series 2021-A, Class D1, 3.86%, 01/15/53 785 703,532
Series 2021-A, Class D2, 3.86%, 01/15/53 539 482,687
Series 2021-C, Class B, 2.30%, 01/15/53 190 170,977
Series 2021-C, Class C, 3.00%, 01/15/53 141 120,103
Series 2021-C, Class D, 3.93%, 01/15/53 100 91,954
Sound Point CLO XII Ltd., Series 2016-2A,
Class CR2, (3-mo. CME Term SOFR +
2.31%), 7.64%, 10/20/28
(a)(b)
......... 900 895,916
Sound Point CLO XV Ltd., Series 2017-1A,
Class ARR, (3-mo. CME Term SOFR +
1.16%), 6.51%, 01/23/29
(a)(b)
......... 93 92,625
Sound Point CLO XXVIII Ltd., Series 2020-
3A, Class A1, (3-mo. CME Term SOFR +
1.54%), 6.89%, 01/25/32
(a)(b)
......... 460 457,172
St. Paul's CLO XII DAC, Series 12X, Class
B1, (3-mo. EURIBOR + 1.60%), 5.26%,
04/15/33
(a)(d)
.................... EUR 310 316,821
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 1.25% Floor +
1.51%), 6.82%, 10/15/30
(a)(b)
......... USD 1,003 999,450
Sutton Park CLO DAC, Series 1X, Class
BE, (3-mo. EURIBOR + 2.35%), 6.13%,
11/15/31
(a)(d)
.................... EUR 202 206,649
Symphony CLO XVI Ltd., Series 2015-16A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.72%, 10/15/31
(a)(b)
.... USD 250 248,913
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (3-mo. CME Term SOFR at 0.88%
Floor + 1.14%), 6.45%, 04/15/28
(a)(b)
.... 134 133,613
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XXIII Ltd., Series 2020-23A,
Class BR, (3-mo. CME Term SOFR at
1.60% Floor + 1.86%), 7.17%, 01/15/34
(a)(b)
USD 250 $ 246,834
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 6.67%, 04/20/33
(a)(b)
.... 514 510,561
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.95% Floor
+ 1.22%), 6.60%, 11/18/30
(a)(b)
........ 698 695,864
TCW CLO AMR Ltd., Series 2019-1A, Class
ASNR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.85%, 08/16/34
(a)(b)
.... 250 246,895
TIAA CLO III Ltd., Series 2017-2A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.72%, 01/16/31
(a)(b)
......... 823 820,415
TICP CLO IX Ltd., Series 2017-9A, Class A,
(3-mo. CME Term SOFR + 1.40%), 6.73%,
01/20/31
(a)(b)
.................... 606 605,272
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR + 1.38%), 6.69%,
01/15/34
(a)(b)
.................... 1,060 1,055,650
Trestles CLO IV Ltd., Series 2021-4A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.77%, 07/21/34
(a)(b)
......... 1,550 1,535,297
Tricon American Homes Trust, Series 2020-
SFR1, Class D, 2.55%, 07/17/38
(b)
..... 2,225 1,995,043
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR + 1.66%),
6.97%, 10/18/31
(a)(b)
............... 220 215,905
Trinitas CLO XIV Ltd., Series 2020-14A, Class
B, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 7.61%, 01/25/34
(a)(b)
......... 730 719,269
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 6.64%, 07/18/31
(a)(b)
.... 350 347,799
Venture XVIII CLO Ltd., Series 2014-18A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.79%, 10/15/29
(a)(b)
.... 2,216 2,213,542
Voya CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R, (3-mo. CME
Term SOFR + 1.30%), 6.63%, 04/20/34 465 462,331
Series 2017-4A, Class A1, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.70%,
10/15/30 .................... 1,404 1,398,774
Series 2019-1A, Class AR, (3-mo. CME
Term SOFR + 1.32%), 6.63%, 04/15/31 1,892 1,884,160
Voya Euro CLO II DAC, Series 2A, Class
CR, (3-mo. EURIBOR + 2.15%), 5.81%,
07/15/35
(a)(b)
.................... EUR 250 252,240
Voya Euro CLO V DAC
(a)(b)
Series 5A, Class B1, (3-mo. EURIBOR +
1.75%), 5.41%, 04/15/35 ......... 440 451,632
Series 5A, Class D, (3-mo. EURIBOR +
3.10%), 6.76%, 04/15/35 ......... 250 247,643
Whitebox CLO I Ltd., Series 2019-1A, Class
CR, (3-mo. CME Term SOFR at 3.05% Floor
+ 3.31%), 8.66%, 07/24/32
(a)(b)
........ USD 900 888,558
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.36%, 10/24/34 ............... 280 276,588
Series 2020-2A, Class DR, (3-mo. CME
Term SOFR at 3.35% Floor + 3.61%),
8.96%, 10/24/34 ............... 280 273,447

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO III Ltd., Series 2021-3A, Class
D, (3-mo. CME Term SOFR + 3.61%),
8.92%, 10/15/34
(a)(b)
............... USD 250 $ 241,709
Total Asset-Backed Securities — 8.3%
(Cost: $321,721,078) ............................. 315,774,359
Corporate Bonds
Aerospace & Defense — 1.3%
BAE Systems plc
(b)
3.40%, 04/15/30 ................. 6,377 5,552,960
1.90%, 02/15/31 ................. 827 638,105
Boeing Co. (The)
3.95%, 08/01/59 ................. 1,364 905,112
5.93%, 05/01/60 ................. 930 835,064
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 ................. 3,690 3,373,353
2.04%, 08/16/28 ................. 3,616 3,037,529
4.20%, 05/01/30 ................. 603 545,338
L3Harris Technologies, Inc.
4.40%, 06/15/28 ................. 2,766 2,617,344
2.90%, 12/15/29 ................. 872 742,513
1.80%, 01/15/31 ................. 3,533 2,698,553
5.40%, 07/31/33 ................. 1,421 1,365,969
Lockheed Martin Corp.
4.45%, 05/15/28 ................. 1,301 1,259,129
1.85%, 06/15/30 ................. 1,015 818,637
3.60%, 03/01/35 ................. 2,124 1,794,746
3.80%, 03/01/45 ................. 475 364,070
Northrop Grumman Corp.
4.70%, 03/15/33 ................. 1,534 1,432,182
3.85%, 04/15/45 ................. 1,154 859,218
4.03%, 10/15/47 ................. 2,746 2,101,858
4.95%, 03/15/53 ................. 3,862 3,390,938
RTX Corp.
6.70%, 08/01/28 ................. 617 648,350
7.00%, 11/01/28 ................. 2,010 2,076,584
4.13%, 11/16/28 ................. 2,459 2,292,908
4.20%, 12/15/44 ................. 515 374,968
4.15%, 05/15/45 ................. 580 439,139
3.75%, 11/01/46 ................. 456 322,897
2.82%, 09/01/51 ................. 4,775 2,733,831
3.03%, 03/15/52 ................. 4,064 2,444,613
Textron, Inc.
3.90%, 09/17/29 ................. 2,067 1,861,938
2.45%, 03/15/31 ................. 1,156 918,574
48,446,420
Automobile Components — 0.0%
Metalsa SA de CV, 3.75%, 05/04/31
(d)
.... 561 411,494
Banks — 2.2%
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.33%), 3.97%,
03/05/29 .................... 2,154 1,973,119
(1-day SOFR + 1.57%), 5.82%, 09/15/29 18,079 17,857,126
(1-day SOFR + 1.21%), 2.57%, 10/20/32 2,233 1,715,821
(1-day SOFR + 1.33%), 2.97%, 02/04/33 2,985 2,353,837
(1-day SOFR + 1.83%), 4.57%, 04/27/33 2,017 1,790,759
Barclays plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.89%,
11/24/32 .................... 752 565,890
(1-day SOFR + 2.98%), 6.22%, 05/09/34 3,936 3,728,531
(1-day SOFR + 2.62%), 6.69%, 09/13/34 1,272 1,241,830
Security
Par (000)
Par (000) Value
Banks (continued)
Citigroup, Inc.
(a)
(1-day SOFR + 1.35%), 3.06%, 01/25/33 USD 5,395 $ 4,264,946
(1-day SOFR + 2.34%), 6.27%, 11/17/33 4,052 4,040,020
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.75%), 4.57%, 06/14/30 1,606 1,498,134
(3-mo. CME Term SOFR + 1.51%), 2.74%,
10/15/30 .................... 2,743 2,293,881
(3-mo. CME Term SOFR + 3.79%), 4.49%,
03/24/31 .................... 651 596,069
(1-day SOFR + 1.07%), 1.95%, 02/04/32 1,028 779,608
(3-mo. CME Term SOFR + 1.25%), 2.58%,
04/22/32 .................... 773 609,762
(1-day SOFR + 1.18%), 2.55%, 11/08/32 2,809 2,173,868
(1-day SOFR + 1.26%), 2.96%, 01/25/33 2,503 1,992,706
(1-day SOFR + 1.85%), 5.35%, 06/01/34 8,348 7,916,215
Morgan Stanley Bank NA, 4.75%, 04/21/26 . 1,315 1,285,351
Wells Fargo & Co.
(a)
(1-day SOFR + 1.74%), 5.57%, 07/25/29 5,478 5,344,291
(1-day SOFR + 2.02%), 5.39%, 04/24/34 985 920,884
(1-day SOFR + 1.99%), 5.56%, 07/25/34 10,303 9,755,739
Wells Fargo Bank NA, 5.45%, 08/07/26 ... 7,429 7,379,266
82,077,653
Biotechnology — 0.7%
AbbVie, Inc.
4.55%, 03/15/35 ................. 3,300 3,001,637
4.50%, 05/14/35 ................. 2,261 2,042,892
4.45%, 05/14/46 ................. 886 723,815
4.25%, 11/21/49 ................. 1,074 850,245
Amgen, Inc.
4.05%, 08/18/29 ................. 3,602 3,343,412
5.25%, 03/02/30 ................. 4,269 4,170,756
4.40%, 02/22/62 ................. 695 514,893
5.75%, 03/02/63 ................. 7,012 6,468,434
Gilead Sciences, Inc.
5.65%, 12/01/41 ................. 476 462,154
4.15%, 03/01/47 ................. 5,414 4,277,217
25,855,455
Building Products — 0.0%
Owens Corning, 3.88%, 06/01/30 ....... 405 357,758
Capital Markets — 3.1%
Charles Schwab Corp. (The)
(a)
(1-day SOFR + 2.50%), 5.85%, 05/19/34 1,383 1,315,086
(1-day SOFR + 2.01%), 6.14%, 08/24/34 2,818 2,741,228
Credit Suisse AG
4.75%, 08/09/24 ................. 3,392 3,343,795
3.63%, 09/09/24 ................. 5,466 5,319,767
7.95%, 01/09/25 ................. 1,658 1,687,317
3.70%, 02/21/25 ................. 5,672 5,467,607
5.00%, 07/09/27 ................. 2,834 2,722,276
7.50%, 02/15/28 ................. 5,990 6,265,695
Deutsche Bank AG
5.37%, 09/09/27 ................. 2,878 2,810,442
(1-day SOFR + 3.18%), 6.72%, 01/18/29
(a)
1,713 1,702,819
FactSet Research Systems, Inc., 3.45%,
03/01/32 ..................... 3,003 2,488,610
Gaci First Investment Co.
(d)
5.00%, 10/13/27 ................. 412 401,473
4.75%, 02/14/30 ................. 482 458,488
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 0.51%), 5.83%, 09/10/24 4,652 4,640,928
(1-day SOFR + 1.73%), 4.48%, 08/23/28 3,671 3,474,642
(3-mo. CME Term SOFR + 1.56%), 4.22%,
05/01/29 .................... 2,897 2,679,809
(1-day SOFR + 1.09%), 1.99%, 01/27/32 622 466,265

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.28%), 2.62%, 04/22/32 USD 4,034 $ 3,150,864
(1-day SOFR + 1.26%), 2.65%, 10/21/32 8,592 6,631,887
Moody's Corp., 3.10%, 11/29/61 ........ 1,003 582,561
Morgan Stanley
(a)
(1-day SOFR + 1.59%), 5.16%, 04/20/29 3,597 3,460,511
(1-day SOFR + 1.63%), 5.45%, 07/20/29 11,411 11,119,663
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30 .................... 400 370,058
(1-day SOFR + 1.14%), 2.70%, 01/22/31 5,114 4,181,262
(1-day SOFR + 1.03%), 1.79%, 02/13/32 1,969 1,458,138
(1-day SOFR + 1.18%), 2.24%, 07/21/32 6,741 5,080,598
(1-day SOFR + 1.29%), 2.94%, 01/21/33 1,494 1,176,537
(1-day SOFR + 2.08%), 4.89%, 07/20/33 660 599,693
(1-day SOFR + 1.87%), 5.25%, 04/21/34 1,996 1,853,246
(1-day SOFR + 1.88%), 5.42%, 07/21/34 12,531 11,820,390
MSCI, Inc.
(b)
4.00%, 11/15/29 ................. 1,857 1,631,008
3.63%, 09/01/30 ................. 435 364,592
3.88%, 02/15/31 ................. 1,614 1,367,389
3.63%, 11/01/31 ................. 1,283 1,049,592
3.25%, 08/15/33 ................. 942 725,009
Nasdaq, Inc.
5.55%, 02/15/34 ................. 982 937,272
6.10%, 06/28/63 ................. 1,028 956,027
S&P Global, Inc., 5.25%, 09/15/33
(b)
..... 1,214 1,183,323
UBS Group AG
3.75%, 03/26/25 ................. 2,046 1,967,862
4.28%, 01/09/28
(b)
................ 1,376 1,265,137
4.25%, 03/23/28
(b)
................ 584 536,868
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.75%,
05/12/28
(a)(b)
.................. 1,388 1,311,458
(1-day SOFR + 3.70%), 6.44%, 08/11/28
(a)(b)
367 366,685
(3-mo. LIBOR USD + 1.41%), 3.87%,
01/12/29
(a)(b)
.................. 1,621 1,468,275
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.75%,
02/11/33
(a)(b)
.................. 2,082 1,574,083
(1-day SOFR + 3.92%), 6.54%, 08/12/33
(a)(b)
764 755,071
(1-day SOFR + 5.02%), 9.02%, 11/15/33
(a)(b)
861 994,295
117,925,601
Chemicals — 0.0%
Eastman Chemical Co., 5.75%, 03/08/33 .. 601 574,248
MEGlobal BV, 2.63%, 04/28/28
(d)
....... 200 172,486
746,734
Commercial Services & Supplies — 0.0%
Republic Services, Inc., 5.00%, 04/01/34 .. 384 363,502
Waste Management, Inc.
4.88%, 02/15/34 ................. 394 372,871
2.95%, 06/01/41 ................. 509 349,205
1,085,578
Communications Equipment — 0.2%
Juniper Networks, Inc., 2.00%, 12/10/30 ... 445 334,431
Motorola Solutions, Inc.
2.75%, 05/24/31 ................. 3,831 3,025,916
5.60%, 06/01/32 ................. 3,003 2,872,838
5.50%, 09/01/44 ................. 1,497 1,312,330
7,545,515
Consumer Finance — 0.1%
Capital One Financial Corp.
(a)
(1-day SOFR + 1.79%), 3.27%, 03/01/30 625 522,812
(1-day SOFR + 2.60%), 5.82%, 02/01/34 1,602 1,443,721
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
DAE Funding LLC, 1.55%, 08/01/24
(d)
.... USD 200 $ 191,080
2,157,613
Containers & Packaging — 0.0%
Amcor Finance USA, Inc., 5.63%, 05/26/33 . 381 365,824
Diversified REITs — 0.9%
Extra Space Storage LP, 5.50%, 07/01/30 .. 830 802,586
GLP Capital LP
5.75%, 06/01/28 ................. 3,009 2,885,031
4.00%, 01/15/30 ................. 3,725 3,159,004
3.25%, 01/15/32 ................. 2,827 2,194,003
Prologis LP, 5.13%, 01/15/34 .......... 2,136 2,017,164
VICI Properties LP
4.25%, 12/01/26
(b)
................ 4,460 4,155,610
5.75%, 02/01/27
(b)
................ 1,471 1,424,028
3.75%, 02/15/27
(b)
................ 4,428 4,018,027
4.75%, 02/15/28 ................. 714 667,782
3.88%, 02/15/29
(b)
................ 2,894 2,500,744
4.63%, 12/01/29
(b)
................ 6,445 5,717,037
4.13%, 08/15/30
(b)
................ 5,746 4,886,283
34,427,299
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
5.40%, 02/15/34 ................. 1,451 1,357,989
4.50%, 05/15/35 ................. 2,052 1,750,301
4.85%, 03/01/39 ................. 383 324,082
4.65%, 06/01/44 ................. 433 339,711
3.65%, 06/01/51 ................. 707 455,869
3.50%, 09/15/53 ................. 707 436,819
3.55%, 09/15/55 ................. 1,441 882,120
3.80%, 12/01/57 ................. 3,374 2,137,516
3.65%, 09/15/59 ................. 3,422 2,082,109
Verizon Communications, Inc.
4.02%, 12/03/29 ................. 409 370,867
1.75%, 01/20/31 ................. 3,348 2,522,912
2.36%, 03/15/32 ................. 11,591 8,843,451
5.05%, 05/09/33 ................. 546 510,069
4.40%, 11/01/34 ................. 1,339 1,161,070
2.65%, 11/20/40 ................. 1,206 763,420
2.85%, 09/03/41 ................. 858 554,685
2.99%, 10/30/56 ................. 1,260 699,419
3.00%, 11/20/60 ................. 714 386,596
25,579,005
Electric Utilities — 2.5%
AEP Texas, Inc.
3.95%, 06/01/28 ................. 3,263 3,022,444
5.40%, 06/01/33 ................. 1,538 1,466,265
3.80%, 10/01/47 ................. 1,002 679,978
Series H, 3.45%, 01/15/50 .......... 460 296,442
3.45%, 05/15/51 ................. 1,005 638,523
5.25%, 05/15/52 ................. 987 845,531
AEP Transmission Co. LLC
3.75%, 12/01/47 ................. 492 356,093
3.80%, 06/15/49 ................. 599 433,596
3.15%, 09/15/49 ................. 1,212 777,253
Series M, 3.65%, 04/01/50 .......... 1,092 773,862
Series N, 2.75%, 08/15/51 .......... 580 330,569
Alabama Power Co.
5.50%, 03/15/41 ................. 378 346,553
3.75%, 03/01/45 ................. 511 370,588
Series A, 4.30%, 07/15/48 .......... 1,264 971,690
3.13%, 07/15/51 ................. 626 383,279
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
.................... 2,146 1,696,442

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Baltimore Gas & Electric Co.
3.50%, 08/15/46 ................. USD 458 $ 312,191
3.75%, 08/15/47 ................. 981 698,578
4.25%, 09/15/48 ................. 831 639,930
3.20%, 09/15/49 ................. 491 316,216
4.55%, 06/01/52 ................. 506 405,829
5.40%, 06/01/53 ................. 663 609,280
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 ................. 1,624 1,541,605
3.95%, 03/01/48 ................. 810 611,164
Series AD, 2.90%, 07/01/50 ......... 620 377,664
Commonwealth Edison Co.
Series 127, 3.20%, 11/15/49 ......... 1,228 776,676
Series 130, 3.13%, 03/15/51 ......... 1,113 699,622
Series 131, 2.75%, 09/01/51 ......... 780 442,358
Series 133, 3.85%, 03/15/52 ......... 749 538,598
DTE Electric Co.
Series A, 4.05%, 05/15/48 .......... 1,456 1,104,088
3.95%, 03/01/49 ................. 1,327 985,812
Series B, 3.25%, 04/01/51 .......... 1,364 878,194
5.40%, 04/01/53 ................. 455 425,284
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 675 550,933
3.88%, 03/15/46 ................. 506 367,859
3.95%, 03/15/48 ................. 1,391 1,022,583
3.45%, 04/15/51 ................. 1,050 702,747
5.35%, 01/15/53 ................. 919 839,965
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 2,409 2,041,963
3.00%, 12/15/51 ................. 1,471 895,810
5.95%, 11/15/52 ................. 2,580 2,533,969
Duke Energy Ohio, Inc., 5.65%, 04/01/53 .. 379 357,459
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 1,778 1,612,165
2.90%, 08/15/51 ................. 582 343,217
4.00%, 04/01/52 ................. 469 341,184
5.35%, 03/15/53 ................. 3,417 3,105,748
Edison International
5.75%, 06/15/27 ................. 1,367 1,354,350
5.25%, 11/15/28 ................. 3,764 3,621,503
6.95%, 11/15/29 ................. 2,190 2,258,568
Entergy Louisiana LLC, 4.20%, 09/01/48 .. 1,098 833,005
Eversource Energy, 5.45%, 03/01/28 ..... 1,840 1,818,681
Exelon Corp., 5.60%, 03/15/53 ......... 671 610,372
FirstEnergy Corp.
Series B, 4.15%, 07/15/27
(c)
......... 1,839 1,709,296
Series B, 2.25%, 09/01/30 .......... 1,970 1,527,070
Series C, 3.40%, 03/01/50 .......... 411 255,457
FirstEnergy Transmission LLC, 4.55%,
04/01/49
(b)
.................... 1,963 1,536,781
Florida Power & Light Co.
3.99%, 03/01/49 ................. 1,293 971,446
3.15%, 10/01/49 ................. 878 571,500
Georgia Power Co.
4.95%, 05/17/33 ................. 481 450,860
Series A, 3.25%, 03/15/51 .......... 562 356,086
MidAmerican Energy Co., 3.15%, 04/15/50 . 2,215 1,402,284
Northern States Power Co.
4.00%, 08/15/45 ................. 1,260 946,135
2.60%, 06/01/51 ................. 749 423,515
3.20%, 04/01/52 ................. 1,480 946,427
5.10%, 05/15/53 ................. 456 407,992
NRG Energy, Inc., 2.45%, 12/02/27
(b)
..... 1,303 1,104,510
Ohio Power Co.
Series P, 2.60%, 04/01/30 .......... 1,561 1,292,580
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series Q, 1.63%, 01/15/31 .......... USD 578 $ 439,075
Series G, 6.60%, 02/15/33 .......... 441 451,582
5.00%, 06/01/33 ................. 2,300 2,158,033
4.00%, 06/01/49 ................. 983 716,431
Series R, 2.90%, 10/01/51 .......... 1,881 1,114,949
Oncor Electric Delivery Co. LLC, 3.10%,
09/15/49 ..................... 1,574 999,127
Pacific Gas & Electric Co.
5.90%, 06/15/32 ................. 4,521 4,222,169
4.95%, 07/01/50 ................. 4,029 3,003,090
3.50%, 08/01/50 ................. 2,511 1,494,818
PECO Energy Co.
3.90%, 03/01/48 ................. 488 365,179
3.05%, 03/15/51 ................. 1,450 896,030
2.85%, 09/15/51 ................. 528 312,506
4.60%, 05/15/52 ................. 413 341,122
4.38%, 08/15/52 ................. 1,246 996,303
Public Service Co. of New Hampshire
3.60%, 07/01/49 ................. 461 324,316
5.15%, 01/15/53 ................. 967 871,174
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. 530 491,456
4.15%, 11/01/45 ................. 423 320,309
3.60%, 12/01/47 ................. 688 492,202
3.15%, 01/01/50 ................. 590 383,157
2.05%, 08/01/50 ................. 1,317 672,552
Southern California Edison Co.
5.65%, 10/01/28 ................. 615 613,900
2.85%, 08/01/29 ................. 2,085 1,798,306
2.25%, 06/01/30 ................. 2,067 1,659,532
Series G, 2.50%, 06/01/31 .......... 1,382 1,098,454
5.95%, 11/01/32 ................. 3,177 3,168,517
Union Electric Co., 5.45%, 03/15/53 ..... 648 597,686
Virginia Electric & Power Co., 4.45%, 02/15/44 1,620 1,289,697
95,157,889
Financial Services — 0.2%
CRSO Trust, 7.12%, 07/10/28
(b)
........ 458 454,909
Global Payments, Inc.
2.15%, 01/15/27 ................. 2,996 2,641,344
3.20%, 08/15/29 ................. 1,548 1,316,445
5.30%, 08/15/29 ................. 162 154,491
2.90%, 05/15/30 ................. 1,918 1,572,427
6,139,616
Food Products — 0.0%
Gruma SAB de CV, 4.88%, 12/01/24
(d)
.... 211 207,742
Gas Utilities — 0.1%
Atmos Energy Corp.
3.38%, 09/15/49 ................. 524 349,793
5.75%, 10/15/52 ................. 368 360,227
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ..................... 908 896,073
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31 ................. 459 361,742
4.10%, 09/18/34 ................. 440 361,738
Promigas SA ESP, 3.75%, 10/16/29
(d)
..... 468 384,930
2,714,503
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.38%, 09/01/42 ................. 948 785,043
3.05%, 02/15/51 ................. 1,284 812,995
3.30%, 09/15/51 ................. 1,954 1,309,952
2.88%, 06/15/52 ................. 724 445,341

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
CSX Corp.
3.35%, 09/15/49 ................. USD 545 $ 363,442
3.80%, 04/15/50 ................. 406 293,043
2.50%, 05/15/51 ................. 597 332,271
4.65%, 03/01/68 ................. 565 451,210
Norfolk Southern Corp.
4.45%, 06/15/45 ................. 956 763,860
3.05%, 05/15/50 ................. 994 616,606
2.90%, 08/25/51 ................. 574 343,026
4.05%, 08/15/52 ................. 453 336,035
3.70%, 03/15/53 ................. 1,111 763,906
3.16%, 05/15/55 ................. 1,073 656,455
Penske Truck Leasing Co. LP
(b)
4.20%, 04/01/27 ................. 739 688,005
5.88%, 11/15/27 ................. 395 388,133
6.05%, 08/01/28 ................. 2,711 2,676,993
Ryder System, Inc., 5.25%, 06/01/28 ..... 453 440,878
Union Pacific Corp.
3.95%, 08/15/59 ................. 455 326,683
3.84%, 03/20/60 ................. 951 666,504
2.97%, 09/16/62 ................. 2,574 1,461,877
3.75%, 02/05/70 ................. 839 560,724
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ...... 1,161 1,095,812
16,578,794
Health Care Providers & Services — 0.6%
CVS Health Corp., 5.13%, 02/21/30 ...... 390 375,111
Elevance Health, Inc.
3.60%, 03/15/51 ................. 1,458 1,000,419
4.55%, 05/15/52 ................. 1,120 906,154
HCA, Inc.
5.25%, 04/15/25 ................. 4,402 4,347,548
5.88%, 02/15/26 ................. 5,434 5,403,881
3.38%, 03/15/29 ................. 429 375,875
4.13%, 06/15/29 ................. 818 740,520
3.50%, 09/01/30 ................. 8,159 6,902,722
UnitedHealth Group, Inc.
3.70%, 08/15/49 ................. 1,282 922,790
2.90%, 05/15/50 ................. 572 351,209
4.75%, 05/15/52 ................. 2,198 1,874,115
3.88%, 08/15/59 ................. 465 330,792
4.95%, 05/15/62 ................. 415 357,733
6.05%, 02/15/63 ................. 461 466,439
24,355,308
Insurance — 0.1%
Aon Corp.
2.80%, 05/15/30 ................. 441 367,000
2.60%, 12/02/31 ................. 966 762,905
5.35%, 02/28/33 ................. 386 370,041
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................ 618 363,496
Marsh & McLennan Cos., Inc., 2.90%, 12/15/51 1,204 719,037
2,582,479
Interactive Media & Services — 0.0%
Meta Platforms, Inc., 5.75%, 05/15/63 .... 1,633 1,539,339
IT Services — 0.0%
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 . 1,615 1,575,594
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 ................. 462 358,325
4.95%, 11/21/32 ................. 739 710,337
5.09%, 08/10/33 ................. 2,675 2,586,581
3,655,243
Security
Par (000)
Par (000) Value
Machinery — 0.1%
CNH Industrial Capital LLC, 4.20%, 01/15/24 USD 2,385 $ 2,371,579
Otis Worldwide Corp., 5.25%, 08/16/28 ... 747 734,279
3,105,858
Media — 0.4%
Charter Communications Operating LLC
5.38%, 05/01/47 ................. 2,086 1,589,581
4.80%, 03/01/50 ................. 993 694,371
3.90%, 06/01/52 ................. 5,789 3,461,121
6.83%, 10/23/55 ................. 589 520,470
3.85%, 04/01/61 ................. 1,737 970,752
3.95%, 06/30/62 ................. 1,389 787,902
Comcast Corp.
2.65%, 02/01/30 ................. 1,046 883,510
4.40%, 08/15/35 ................. 1,018 899,154
3.25%, 11/01/39 ................. 900 657,478
2.94%, 11/01/56 ................. 2,488 1,413,996
Cox Communications, Inc., 3.15%, 08/15/24
(b)
1,304 1,272,311
Omnicom Group, Inc., 3.65%, 11/01/24 ... 719 701,535
13,852,181
Metals & Mining — 0.3%
Anglo American Capital plc
(b)
4.50%, 03/15/28 ................. 1,540 1,450,064
3.88%, 03/16/29 ................. 868 777,728
2.88%, 03/17/31 ................. 1,943 1,541,615
5.50%, 05/02/33 ................. 1,990 1,858,163
Freeport Indonesia PT, 4.76%, 04/14/27
(d)
.. 200 189,730
Glencore Funding LLC
(b)
6.38%, 10/06/30 ................. 2,267 2,260,897
5.70%, 05/08/33 ................. 2,628 2,491,946
Newmont Corp., 2.25%, 10/01/30 ....... 1,204 958,577
11,528,720
Multi-Utilities — 0.3%
Ameren Illinois Co.
4.50%, 03/15/49 ................. 447 368,393
3.25%, 03/15/50 ................. 640 420,260
5.90%, 12/01/52 ................. 976 974,572
Consolidated Edison Co. of New York, Inc.,
3.20%, 12/01/51 ................ 576 360,716
Consumers Energy Co.
4.63%, 05/15/33 ................. 861 801,501
3.75%, 02/15/50 ................. 1,096 792,903
3.10%, 08/15/50 ................. 513 330,635
2.65%, 08/15/52 ................. 712 411,186
4.20%, 09/01/52 ................. 563 438,565
NiSource, Inc.
3.49%, 05/15/27 ................. 1,253 1,161,384
5.25%, 03/30/28 ................. 2,269 2,223,707
5.40%, 06/30/33 ................. 566 542,483
San Diego Gas & Electric Co.
3.32%, 04/15/50 ................. 516 329,256
3.70%, 03/15/52 ................. 1,040 720,433
5.35%, 04/01/53 ................. 2,454 2,228,651
12,104,645
Oil, Gas & Consumable Fuels — 4.4%
Antero Resources Corp.
(b)
7.63%, 02/01/29 ................. 775 785,428
5.38%, 03/01/30 ................. 3,150 2,900,106
Apache Corp.
5.25%, 02/01/42 ................. 1,400 1,096,071
4.75%, 04/15/43 ................. 1,689 1,230,205
Cameron LNG LLC
(b)
3.30%, 01/15/35 ................. 4,678 3,723,770
3.40%, 01/15/38 ................. 2,165 1,707,095

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. USD 5,752 $ 5,709,205
5.13%, 06/30/27 ................. 6,278 6,100,659
3.70%, 11/15/29 ................. 1,514 1,343,102
2.74%, 12/31/39 ................. 1,908 1,426,782
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 8,397 7,603,258
4.00%, 03/01/31 ................. 4,503 3,849,777
3.25%, 01/31/32 ................. 6,395 5,082,733
5.95%, 06/30/33
(b)
................ 2,748 2,650,363
Devon Energy Corp., 4.50%, 01/15/30 .... 1,868 1,697,543
Diamondback Energy, Inc.
3.25%, 12/01/26 ................. 9,170 8,573,576
3.50%, 12/01/29 ................. 12,055 10,697,135
3.13%, 03/24/31 ................. 10,226 8,518,068
EIG Pearl Holdings SARL, 4.39%, 11/30/46
(b)
458 331,587
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(b)
.................... 1,001 813,226
Enbridge, Inc.
5.70%, 03/08/33 ................. 1,536 1,471,486
2.50%, 08/01/33 ................. 475 352,336
Energy Transfer LP
3.90%, 05/15/24
(c)
................ 1,109 1,094,204
4.90%, 03/15/35 ................. 408 358,827
6.10%, 02/15/42 ................. 541 486,998
5.35%, 05/15/45 ................. 1,033 847,058
6.13%, 12/15/45 ................. 675 600,414
5.30%, 04/15/47 ................. 2,098 1,704,152
5.40%, 10/01/47 ................. 1,075 886,605
5.00%, 05/15/50 ................. 8,979 7,043,553
EQT Corp.
3.13%, 05/15/26
(b)
................ 2,765 2,558,151
3.90%, 10/01/27 ................. 5,972 5,523,942
5.00%, 01/15/29 ................. 256 240,643
7.00%, 02/01/30
(a)(c)
............... 3,598 3,701,410
3.63%, 05/15/31
(b)
................ 2,384 2,016,721
Hess Corp.
6.00%, 01/15/40 ................. 490 461,385
5.60%, 02/15/41 ................. 428 386,471
Kinder Morgan Energy Partners LP
6.50%, 02/01/37 ................. 706 690,284
4.70%, 11/01/42 ................. 1,109 860,387
Kinder Morgan, Inc.
4.30%, 03/01/28 ................. 1,089 1,024,913
5.20%, 06/01/33 ................. 1,340 1,239,398
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 ................. 3,166 2,988,644
3.25%, 07/15/31 ................. 4,051 3,220,185
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 3,735 3,526,172
Occidental Petroleum Corp., 7.88%, 09/15/31 1,808 1,956,438
ONEOK, Inc.
4.95%, 07/13/47 ................. 467 368,944
6.63%, 09/01/53 ................. 1,453 1,422,785
Pioneer Natural Resources Co., 2.15%,
01/15/31 ..................... 681 537,376
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 549 547,840
5.63%, 03/01/25 ................. 11,381 11,309,276
5.88%, 06/30/26 ................. 8,767 8,751,632
5.90%, 09/15/37 ................. 703 691,976
Targa Resources Corp., 4.20%, 02/01/33 .. 1,139 968,478
Targa Resources Partners LP
5.00%, 01/15/28 ................. 3,919 3,726,969
5.50%, 03/01/30 ................. 1,652 1,546,126
4.88%, 02/01/31 ................. 3,116 2,790,844
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.00%, 01/15/32 ................. USD 1,791 $ 1,507,091
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
.................... 2,876 2,624,918
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 ................. 1,085 1,128,058
4.00%, 03/15/28 ................. 2,394 2,229,507
4.60%, 03/15/48 ................. 1,660 1,314,910
3.95%, 05/15/50 ................. 819 582,183
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
3,541 3,354,159
Western Midstream Operating LP, 6.35%,
01/15/29 ..................... 1,435 1,437,959
167,921,497
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 5.00%, 01/15/30 ... 619 561,643
Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
......... 5 4,852
American Airlines Pass-Through Trust
Series 2016-2, Class B, 4.38%, 06/15/24
(b)
448 437,176
Series 2017-1, Class AA, 3.65%, 02/15/29 137 123,660
Series 2017-2, Class AA, 3.35%, 10/15/29 590 525,387
Series 2019-1, Class AA, 3.15%, 02/15/32 821 703,444
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 .... 2,311 2,273,002
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/07/25 66 62,307
Series 2020-1, Class B, 4.88%, 01/15/26 543 525,721
Series 2019-1, Class AA, 4.15%, 08/25/31 558 505,922
Series 2019-2, Class AA, 2.70%, 05/01/32 24 19,838
5,181,309
Pharmaceuticals — 0.3%
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 ................. 2,030 1,918,914
5.30%, 05/19/53 ................. 5,305 4,929,154
5.34%, 05/19/63 ................. 1,457 1,331,034
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ..................... 2,254 1,812,524
9,991,626
Retail REITs — 0.1%
NNN REIT, Inc., 3.50%, 04/15/51 ....... 519 326,234
Realty Income Corp.
3.10%, 12/15/29 ................. 1,831 1,585,385
4.85%, 03/15/30 ................. 398 375,095
2,286,714
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
(b)
2.60%, 02/15/33 ................. 1,221 910,480
3.47%, 04/15/34 ................. 3,997 3,139,289
3.19%, 11/15/36 ................. 3,043 2,184,837
KLA Corp.
3.30%, 03/01/50 ................. 2,148 1,427,444
5.25%, 07/15/62 ................. 410 368,325
NXP BV, 4.30%, 06/18/29 ............ 1,801 1,647,339
9,677,714
Software — 0.3%
Oracle Corp.
3.80%, 11/15/37 ................. 3,752 2,862,800
4.50%, 07/08/44 ................. 1,224 947,026
4.13%, 05/15/45 ................. 4,793 3,474,514
4.00%, 07/15/46 ................. 4,830 3,408,249
3.60%, 04/01/50 ................. 1,109 717,359
3.95%, 03/25/51 ................. 861 590,254

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
5.55%, 02/06/53 ................. USD 789 $ 691,293
12,691,495
Specialized REITs — 0.7%
American Tower Corp.
3.95%, 03/15/29 ................. 3,474 3,142,366
3.80%, 08/15/29 ................. 406 361,141
2.10%, 06/15/30 ................. 1,991 1,549,545
1.88%, 10/15/30 ................. 1,830 1,384,803
2.70%, 04/15/31 ................. 2,092 1,659,097
2.30%, 09/15/31 ................. 1,236 938,000
5.65%, 03/15/33 ................. 1,084 1,042,013
5.55%, 07/15/33 ................. 1,187 1,131,048
Crown Castle, Inc.
3.10%, 11/15/29 ................. 2,670 2,271,311
3.30%, 07/01/30 ................. 3,278 2,766,584
2.25%, 01/15/31 ................. 2,033 1,577,744
2.10%, 04/01/31 ................. 5,673 4,327,715
2.50%, 07/15/31 ................. 1,226 956,134
5.10%, 05/01/33 ................. 2,101 1,942,472
Equinix, Inc., 2.15%, 07/15/30 ......... 1,534 1,204,852
26,254,825
Specialty Retail — 0.1%
Lowe's Cos., Inc.
4.50%, 04/15/30 ................. 2,616 2,441,012
5.00%, 04/15/40 ................. 1,607 1,409,857
2.80%, 09/15/41 ................. 1,132 731,170
4.25%, 09/15/44 ................. 462 336,374
4,918,413
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
6.02%, 06/15/26 ................. 910 913,548
4.90%, 10/01/26 ................. 2,201 2,147,410
5.25%, 02/01/28 ................. 589 580,007
Hewlett Packard Enterprise Co., 5.25%,
07/01/28 ..................... 1,253 1,223,236
4,864,201
Tobacco — 0.3%
Altria Group, Inc.
3.40%, 02/04/41 ................. 431 279,981
4.25%, 08/09/42 ................. 1,481 1,072,051
4.50%, 05/02/43 ................. 3,063 2,276,797
BAT Capital Corp.
3.98%, 09/25/50 ................. 2,500 1,569,005
5.65%, 03/16/52 ................. 1,577 1,262,539
7.08%, 08/02/53 ................. 1,255 1,185,546
Philip Morris International, Inc., 5.13%,
11/17/27 ..................... 954 934,148
Reynolds American, Inc., 5.85%, 08/15/45 .. 1,602 1,326,984
9,907,051
Wireless Telecommunication Services — 0.6%
Sprint LLC
7.13%, 06/15/24 ................. 9,716 9,775,102
7.63%, 02/15/25 ................. 8,830 8,959,395
T-Mobile USA, Inc., 3.88%, 04/15/30 ..... 3,687 3,266,575
22,001,072
Total Corporate Bonds — 21.6%
(Cost: $868,819,483) ............................. 818,337,420
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%
,
08/05/26
(d)
..................... USD 308 $ 285,532
Colombia — 0.0%
Ecopetrol SA
6.88%, 04/29/30 ................. 761 691,749
8.88%, 01/13/33 ................. 480 467,628
1,159,377
Hungary — 0.0%
MFB Magyar Fejlesztesi Bank Zrt., 6.50%
,
06/29/28
(d)
..................... 255 252,539
Mexico — 0.1%
Comision Federal de Electricidad, 4.88%
,
01/15/24
(d)
..................... 308 305,419
Petroleos Mexicanos
4.88%, 01/18/24 ................. 308 305,434
Series 13-2, 7.19%, 09/12/24 ........ MXN 72 386,986
6.88%, 08/04/26 ................. USD 1,719 1,574,501
8.75%, 06/02/29 ................. 605 533,665
5.50%, 06/27/44 ................. 167 91,439
3,197,444
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%
,
07/15/25
(d)
..................... 200 193,966
Poland — 0.0%
Bank Gospodarstwa Krajowego, 5.38%
,
05/22/33
(b)
..................... 597 561,180
Total Foreign Agency Obligations — 0.1%
(Cost: $5,888,236) .............................. 5,650,038
Foreign Government Obligations
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 ....... 400 322,468
Colombia — 0.1%
Republic of Colombia
7.50%, 08/26/26 ................. COP 6,954,000 1,564,844
5.75%, 11/03/27 ................. 4,278,000 872,070
3.13%, 04/15/31 ................. USD 399 294,661
8.00%, 04/20/33 ................. 257 253,908
4.13%, 05/15/51 ................. 284 157,620
3,143,103
Czech Republic — 0.0%
Czech Republic, 5.50%
,
12/12/28 ........ CZK 34,130 1,528,377
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ USD 200 192,622
Republic of Indonesia
4.10%, 04/24/28 ................. 200 188,554
2.85%, 02/14/30 ................. 298 253,297
6.75%, 01/15/44
(d)
................ 200 216,350
3.05%, 03/12/51 ................. 2,624 1,695,944
2,546,767
Mexico — 0.4%
United Mexican States
7.50%, 06/03/27 ................. MXN 238 1,248,297
3.75%, 01/11/28 ................. USD 200 184,946
8.50%, 05/31/29 ................. MXN 629 3,385,704
2.66%, 05/24/31 ................. USD 4,949 3,906,691
8.50%, 11/18/38 ................. MXN 332 1,688,434

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
4.50%, 01/31/50 ................. USD 5,805 $ 4,177,394
14,591,466
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 1,275 1,170,667
3.16%, 01/23/30 ................. 200 167,628
6.40%, 02/14/35 ................. 658 635,891
6.85%, 03/28/54 ................. 222 206,051
4.50%, 04/01/56 ................. 2,439 1,597,545
3,777,782
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ................. 50 40,854
1.86%, 12/01/32 ................. 321 231,290
3.55%, 03/10/51 ................. 2,119 1,391,484
1,663,628
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 ................. 3,147 2,854,172
3.20%, 07/06/46 ................. 2,747 1,802,911
4,657,083
Poland — 0.0%
Republic of Poland
4.88%, 10/04/33 ................. 30 27,814
4.25%, 02/14/43
(d)
................ EUR 50 48,828
5.50%, 04/04/53 ................. USD 44 39,713
116,355
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 32 31,074
2.13%, 03/07/28
(d)
................ EUR 367 336,176
2.88%, 03/11/29
(d)
................ 67 61,904
2.50%, 02/08/30
(d)
................ 71 61,366
2.12%, 07/16/31
(d)
................ 76 59,418
549,938
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(f)(g)
... RUB 102,831 261,073
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
(d)
4.50%, 04/17/30 ................. USD 200 190,552
3.45%, 02/02/61 ................. 551 336,325
526,877
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 ................. 1,813 1,788,392
5.75%, 10/28/34 ................. 91 93,349
5.10%, 06/18/50 ................. 1,369 1,212,667
3,094,408
Total Foreign Government Obligations — 1.0%
(Cost: $45,770,735) .............................. 36,779,325
Municipal Bonds
California — 0.4%
Bay Area Toll Authority , Series 2010S-1, RB,
7.04%, 04/01/50 ................. 1,925 2,214,523
Los Angeles Community College District , Series
2010E, GO, 6.60%, 08/01/42 ......... 980 1,071,307
Los Angeles Unified School District , Series
2010RY, GO, 6.76%, 07/01/34 ........ 2,505 2,708,244
Security
Par (000)
Par (000) Value
California (continued)
State of California
Series 2018, GO, 4.60%, 04/01/38 ..... USD 4,110 $ 3,709,514
Series 2009, GO, 7.55%, 04/01/39 ..... 1,300 1,523,023
University of California , Series 2012AD, RB,
4.86%, 05/15/2112 ................ 425 349,385
11,575,996
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A, RB, 6.64%, 04/01/57 ........ 666 700,813
Illinois — 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ................. 4,725 4,484,243
Massachusetts — 0.0%
Massachusetts Housing Finance Agency ,
Series 2015A, RB, AMT, 4.50%, 12/01/48 230 194,322
New Jersey — 0.0%
New Jersey Turnpike Authority , Series 2009F,
RB, 7.41%, 01/01/40 .............. 665 775,505
New York — 0.1%
Metropolitan Transportation Authority
Series 2010A, RB, 6.67%, 11/15/39 .... 270 276,420
Series 2010E, RB,  6.81%, 11/15/40 .... 730 765,027
New York City Municipal Water Finance
Authority , Series 2011CC, RB,
5.88%, 06/15/44 ................. 440 445,508
New York State Dormitory Authority , Series
2010H, RB, 5.39%, 03/15/40 ......... 320 307,976
Port Authority of New York & New Jersey ,
Series 2014-181, RB, 4.96%, 08/01/46 .. 1,665 1,512,220
3,307,151
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A,
RB, 8.08%, 02/15/50 .............. 765 951,432
Texas — 0.0%
City of San Antonio Electric & Gas Systems ,
Series 2010A, RB, 5.81%, 02/01/41 .... 1,095 1,097,932
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ................. 1,235 1,229,202
2,327,134
Total Municipal Bonds — 0.6%
(Cost: $29,068,769) .............................. 24,316,596
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.3%
Angel Oak Mortgage Trust
(a)(b)
Series 2020-3, Class A3, 2.87%, 04/25/65 485 450,213
Series 2020-4, Class A3, 2.81%, 06/25/65 181 169,309
Barclays Mortgage Loan Trust, Series 2022-
NQM1, Class A1, 4.55%, 07/25/52
(a)(b)(c)
.. 2,193 2,062,762
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (1-mo. CME Term
SOFR at 11.50% Cap + 0.65%), 5.97%,
02/25/35
(a)
..................... 136 120,649
COLT Mortgage Loan Trust
(a)(b)
Series 2020-2, Class M1, 5.25%, 03/25/65 1,283 1,210,501
Series 2020-3, Class A3, 2.38%, 04/27/65 114 106,813
GCAT Trust, Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(a)(b)(c)
.............. 2,235 2,179,623
Homeward Opportunities Fund I Trust, Series
2020-2, Class A3, 3.20%, 05/25/65
(a)(b)
.. 1,237 1,142,743

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b)(c)
... USD 2,220 $ 2,147,579
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A, 2.50%,
12/25/51 .................... 18,510 14,036,760
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 .................... 9,980 8,435,550
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 .................... 4,034 2,431,700
Series 2021-INV7, Class A5A, 2.50%,
02/25/52 .................... 2,130 1,561,776
MFA Trust, Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(a)(b)
............... 321 285,484
Morgan Stanley Residential Mortgage Loan
Trust, Series 2014-1A, Class B3, 6.82%,
06/25/44
(a)(b)
.................... 121 118,034
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. LIBOR USD at
9.00% Cap + 0.34%), 5.78%, 04/16/36
(a)(b)
1,644 1,568,053
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 6.21%, 11/25/34
(a)
221 208,935
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
. 177 165,345
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 .................... 275 223,142
Series 2022-AFC1, Class A1A, 4.10%,
04/25/57 .................... 302 277,906
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 .................... 2,240 2,178,098
Residential Mortgage Loan Trust, Series 2020-
2, Class M1, 3.57%, 05/25/60
(a)(b)
...... 1,680 1,376,515
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(a)(b)(c)
....... 462 446,740
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................ 64 63,053
Verus Securitization Trust
(b)
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
................... 3,000 2,719,400
Series 2020-4, Class A3, 2.32%, 05/25/65
(c)
459 420,700
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 550,379
Series 2020-INV1, Class A2, 3.04%,
03/25/60
(a)
................... 902 859,449
Series 2020-INV1, Class A3, 3.89%,
03/25/60
(a)
................... 1,000 930,927
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a)(b)
.................... 2,000 1,716,837
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a)(b)
........ 467 417,524
50,582,499
Commercial Mortgage-Backed Securities — 3.9%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.28%, 08/10/35 100 90,316
Series 2015-1211, Class D, 4.28%, 08/10/35 1,131 989,855
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class D, (1-mo. CME Term SOFR at
1.48% Floor + 1.59%), 7.17%, 09/15/34
(a)(b)
640 577,553
Alen Mortgage Trust
(a)(b)
Series 2021-ACEN, Class A, (1-mo. CME
Term SOFR + 1.26%), 6.60%, 04/15/34 231 209,387
Series 2021-ACEN, Class D, (1-mo. CME
Term SOFR + 3.21%), 8.55%, 04/15/34 587 394,581
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 USD 1,080 $ 600,351
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 309,848
Series 2021-MF3, Class A5, 2.57%,
10/15/54 .................... 297 233,599
AREIT LLC, Series 2022-CRE7, Class A,
(1-mo. CME Term SOFR + 2.24%), 7.57%,
06/17/39
(a)(b)
.................... 918 915,705
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.10%
Floor + 2.27%), 7.61%, 04/15/35
(a)(b)
.... 174 167,277
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 7.58%, 12/15/36
(a)(b)
.... 3,406 3,067,430
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class AF, (1-mo. CME
Term SOFR at 1.00% Floor + 1.05%),
6.38%, 11/15/33 ............... 1,480 1,421,150
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.88%, 11/15/32 ............... 1,450 1,353,178
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.38%, 11/15/32 ............... 1,490 1,345,482
Series 2018-DSNY, Class B, (1-mo. CME
Term SOFR + 1.20%), 6.78%, 09/15/34 100 99,526
Series 2018-DSNY, Class C, (1-mo. CME
Term SOFR + 1.40%), 6.98%, 09/15/34 1,000 993,204
Series 2018-DSNY, Class D, (1-mo. CME
Term SOFR + 1.75%), 7.33%, 09/15/34 996 987,292
Banc of America Commercial Mortgage
Trust, Series 2015-UBS7, Class B, 4.49%,
09/15/48
(a)
..................... 104 90,710
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.48% Floor and 10.80% Cap +
0.59%), 5.75%, 11/25/35 .......... 188 169,942
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.88%,
01/25/36 .................... 1,310 1,188,777
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.23% Floor + 0.46%), 5.78%,
12/25/36 .................... 294 270,706
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 2,000 1,738,771
Series 2018-TALL, Class A, (1-mo. CME
Term SOFR at 0.72% Floor + 0.92%),
6.25%, 03/15/37
(a)(b)
............. 232 214,621
Series 2018-TALL, Class B, (1-mo. CME
Term SOFR at 0.97% Floor + 1.17%),
6.50%, 03/15/37
(a)(b)
............. 168 143,640
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................ 675 612,797
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
............... 260 225,425
Beast Mortgage Trust, Series 2021-SSCP,
Class A, (1-mo. CME Term SOFR + 0.86%),
6.20%, 04/15/36
(a)(b)
............... 569 555,420
Benchmark Mortgage Trust, Series 2021-B29,
Class A5, 2.39%, 09/15/54 .......... 461 357,928
BLP Commercial Mortgage Trust, Series 2023-
IND, Class A, (1-mo. CME Term SOFR +
1.69%), 7.02%, 03/15/40
(a)(b)
......... 709 705,450

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BOCA Commercial Mortgage Trust, Series
2022-BOCA, Class A, (1-mo. CME Term
SOFR at 1.77% Floor + 1.77%), 7.10%,
05/15/39
(a)(b)
.................... USD 472 $ 470,028
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 .................... 273 256,397
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,558,130
Series 2013-1515, Class E, 3.72%, 03/10/33 100 88,222
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class A, (1-mo. CME Term
SOFR at 1.03% Floor + 1.03%), 6.37%,
10/15/36
(a)
................... 198 197,500
Series 2019-XL, Class D, (1-mo. CME Term
SOFR at 1.56% Floor + 1.56%), 6.90%,
10/15/36
(a)
................... 3,604 3,572,062
Series 2020-VIV2, Class C, 3.66%,
03/09/44
(a)
................... 1,450 1,182,520
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(a)
................... 1,157 961,943
Series 2020-VIV4, Class A, 2.84%, 03/09/44 3,301 2,682,945
Series 2020-VKNG, Class A, (1-mo. CME
Term SOFR + 1.04%), 6.38%, 10/15/37
(a)
66 64,916
Series 2021-CIP, Class A, (1-mo. CME Term
SOFR at 0.92% Floor + 1.04%), 6.37%,
12/15/38
(a)
................... 104 101,782
Series 2021-VINO, Class D, (1-mo. CME
Term SOFR + 1.47%), 6.80%, 05/15/38
(a)
2,721 2,633,844
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
................... 914 740,800
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR + 3.89%), 9.22%, 06/15/27
(a)
322 321,798
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 71 59,844
Series 2019-OC11, Class D, 4.08%,
12/09/41
(a)
................... 1,832 1,505,970
Series 2021-ARIA, Class A, (1-mo. CME
Term SOFR + 1.01%), 6.35%, 10/15/36
(a)
437 426,165
Series 2021-ARIA, Class D, (1-mo. CME
Term SOFR + 2.01%), 7.34%, 10/15/36
(a)
1,604 1,530,511
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.25%, 02/15/36
(a)
.............. 1,126 1,105,513
Series 2021-LBA, Class AV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.25%, 02/15/36
(a)
.............. 192 188,670
Series 2021-SDMF, Class A, (1-mo. CME
Term SOFR + 0.70%), 6.04%, 09/15/34
(a)
174 169,796
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR + 3.01%), 8.35%, 06/15/36
(a)
2,110 1,930,585
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR + 2.17%), 7.50%, 08/15/39
(a)
3,610 3,616,787
Series 2022-GPA, Class B, (1-mo. CME
Term SOFR + 2.66%), 8.00%, 08/15/41
(a)
93 93,000
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR + 4.06%), 9.39%, 08/15/43
(a)
360 360,000
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
6.33%, 01/15/39
(a)
.............. 449 438,860
Series 2022-LBA6, Class D, (1-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
7.33%, 01/15/39
(a)
.............. 530 516,743
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR + 0.85%), 6.18%, 01/15/39
(a)
300 293,601
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-VAMF, Class B, (1-mo. CME
Term SOFR + 1.28%), 6.61%, 01/15/39
(a)
USD 133 $ 129,830
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 210 151,912
Series 2017-GM, Class D, 3.54%, 06/13/39 140 115,860
Series 2021-601L, Class D, 2.87%, 01/15/44 758 439,398
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. CME Term
SOFR + 1.80%), 7.13%, 12/15/37
(a)(b)
... 815 804,747
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR + 2.50%), 6.32%, 05/22/34
(a)(b)
. EUR 1,468 1,496,524
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%,
02/10/50 .................... USD 280 251,521
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
................... 446 370,893
Series 2017-CD6, Class B, 3.91%,
11/13/50
(a)
................... 121 96,799
CENT Trust, Series 2023-CITY, Class A,
(1-mo. CME Term SOFR + 2.62%), 7.95%,
09/15/28
(a)(b)
.................... 1,922 1,921,409
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 103,904
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 563,417
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.63%,
05/10/35
(a)(b)
.................. 245 217,510
Series 2014-GC19, Class C, 5.25%,
03/11/47
(a)
................... 120 115,533
Series 2015-GC27, Class B, 3.77%,
02/10/48 .................... 240 223,664
Series 2019-PRM, Class D, 4.35%,
05/10/36
(b)
................... 1,800 1,792,373
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME
Term SOFR + 2.59%), 7.92%, 08/15/36 1,081 1,077,939
Series 2023-2HTL, Class D, (1-mo. CME
Term SOFR + 4.44%), 9.77%, 08/15/36 935 931,977
Cold Storage Trust, Series 2020-ICE5, Class A,
(1-mo. CME Term SOFR at 0.90% Floor +
1.01%), 6.35%, 11/15/37
(a)(b)
......... 2,291 2,268,299
Commercial Mortgage Trust
Series 2014-UBS2, Class A5, 3.96%,
03/10/47 .................... 85 84,355
Series 2015-CR24, Class B, 4.49%,
08/10/48
(a)
................... 1,232 1,129,566
Series 2015-LC19, Class B, 3.83%,
02/10/48
(a)
................... 104 94,733
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(b)
.................. 440 338,035
Credit Suisse Mortgage Capital Certificates
(a)(b)
Series 2019-ICE4, Class A, (1-mo. CME
Term SOFR at 0.98% Floor + 1.03%),
6.36%, 05/15/36 ............... 539 538,077
Series 2019-ICE4, Class B, (1-mo. CME
Term SOFR at 1.23% Floor + 1.28%),
6.61%, 05/15/36 ............... 2,651 2,639,601
Series 2020-NET, Class D, 3.83%, 08/15/37 600 515,966
Series 2021-980M, Class D, 3.65%,
07/15/31 .................... 5,810 4,909,594
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class D, 3.71%, 11/15/48
(a)
1,270 1,023,134
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 469,839
Series 2016-C5, Class C, 4.80%, 11/15/48
(a)
710 637,528
Series 2018-CX12, Class C, 4.86%,
08/15/51
(a)
................... 268 210,336

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-C15, Class A4, 4.05%,
03/15/52 .................... USD 870 $ 783,924
Series 2019-C16, Class C, 4.24%,
06/15/52
(a)
................... 319 242,681
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
................... 2,849 1,640,459
Series 2020-C19, Class A3, 2.56%,
03/15/53 .................... 1,415 1,146,674
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.90%,
11/10/32
(a)
................... 370 168,350
Series 2017-PFHP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.00%),
6.33%, 12/15/30
(a)
.............. 530 504,801
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 191,403
Series 2021-BHAR, Class A, (1-mo. CME
Term SOFR + 1.26%), 6.60%, 11/15/38
(a)
558 551,698
Series 2021-BHAR, Class B, (1-mo. CME
Term SOFR + 1.61%), 6.95%, 11/15/38
(a)
465 457,266
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR + 3.14%), 8.48%, 09/09/24
(a)
1,017 1,024,578
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (1-mo. CME Term SOFR + 1.08%),
6.41%, 06/15/33
(a)(b)
............... 610 547,025
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 .............. 240 223,424
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, 3.65%, 10/10/34
(a)(b)
......... 360 289,790
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (1-mo. CME
Term SOFR + 1.49%), 6.83%, 07/15/38 5,313 5,248,183
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR + 2.36%), 7.70%, 07/15/38 1,988 1,955,966
GCT Commercial Mortgage Trust, Series 2021-
GCT, Class C, (1-mo. CME Term SOFR +
1.81%), 7.15%, 02/15/38
(a)(b)
......... 2,060 864,871
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 800 773,518
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.55%,
07/10/48
(a)
................... 316 283,048
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(b)
................... 570 390,450
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 6.33%,
11/15/36
(a)(b)
.................. 749 734,820
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR + 2.69%), 8.02%, 11/15/27
(a)
(b)
......................... 1,650 1,644,091
Series 2022-ECI, Class A, (1-mo. CME Term
SOFR + 2.19%), 7.53%, 08/15/39
(a)(b)
. 980 981,166
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR + 2.09%), 7.42%, 03/15/28
(a)
(b)
......................... 1,350 1,336,465
GS Mortgage Securities Trust
Series 2014-GC20, Class B, 4.53%,
04/10/47
(a)
................... 400 375,301
Series 2015-GS1, Class A3, 3.73%,
11/10/48 .................... 150 141,481
Series 2019-GSA1, Class C, 3.93%,
11/10/52
(a)
................... 60 44,181
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
..................... 1,890 1,750,140
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR +
2.25%), 7.58%, 10/15/39
(a)(b)
......... 1,830 1,825,454
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 .................... USD 440 $ 428,333
Series 2017-APTS, Class DFX, 3.61%,
06/15/34
(a)
................... 730 701,407
INTOWN Mortgage Trust, Series 2022-STAY,
Class A, (1-mo. CME Term SOFR + 2.49%),
7.82%, 08/15/39
(a)(b)
............... 1,079 1,080,352
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.29%,
12/15/48
(a)(b)
.................... 453 358,031
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class B, 4.05%, 09/15/50 90 73,257
Series 2019-COR5, Class A3, 3.12%,
06/13/52 .................... 390 330,238
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class AS, 4.42%, 06/15/51 40 35,163
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2015-JP1, Class C, 4.88%,
01/15/49
(a)
................... 730 601,146
Series 2016-NINE, Class B, 2.95%,
09/06/38
(a)(b)
.................. 644 541,214
Series 2018-AON, Class A, 4.13%,
07/05/31
(b)
................... 413 371,700
Series 2018-PHH, Class A, (1-mo. CME
Term SOFR + 1.26%), 6.59%, 06/15/35
(a)
(b)
......................... 1,832 1,661,994
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 2.88%),
8.22%, 10/15/33
(a)(b)
............. 1,300 1,055,665
Series 2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.25%, 04/15/38
(a)(b)
............. 87 85,937
Series 2021-MHC, Class D, (1-mo. CME
Term SOFR at 1.70% Floor + 1.81%),
7.15%, 04/15/38
(a)(b)
............. 1,550 1,523,472
Series 2022-CGSS, Class A, (1-mo. CME
Term SOFR + 2.47%), 7.80%, 12/15/36
(a)
(b)
......................... 1,083 1,083,976
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR + 2.18%), 7.51%, 09/15/39
(a)
(b)
......................... 1,580 1,582,952
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)(b)
.................. 684 445,814
LUX Trust, Series 2023-LION, Class A, (1-
mo. CME Term SOFR + 2.69%), 8.02%,
08/15/28
(a)(b)
.................... 462 463,479
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
............. 300 219,267
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR +
0.92%), 6.25%, 04/15/38
(a)(b)
......... 105 103,713
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
..................... 694 679,711
Morgan Stanley Bank of America Merrill Lynch
Trust
(a)
Series 2015-C25, Class B, 4.67%, 10/15/48 620 570,474
Series 2015-C25, Class C, 4.67%, 10/15/48 320 283,847
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 3,302 2,868,796
Series 2017-H1, Class C, 4.28%, 06/15/50
(a)
45 36,557
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 1,360 921,056
Series 2018-MP, Class A, 4.42%, 07/11/40
(a)
(b)
......................... 3,761 3,028,339

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-SUN, Class A, (1-mo. CME
Term SOFR + 1.26%), 6.59%, 07/15/35
(a)
(b)
......................... USD 300 $ 297,733
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 6.74%, 03/15/39
(a)(b)
608 600,186
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-FL1, Class A, (1-mo. CME Term
SOFR + 1.06%), 6.40%, 06/15/35
(a)
.. 48 45,707
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 809,335
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 247,866
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
.............. 143 113,580
RIAL Issuer Ltd., Series 2022-FL8, Class A,
(1-mo. CME Term SOFR + 2.25%), 7.58%,
01/19/37
(a)(b)
.................... 1,902 1,863,865
Scorpio European Loan Conduit No. 34 DAC,
Series 34A, Class C, (Sterling Overnight
Index Average at 7.10% Cap + 2.22%),
7.10%, 05/17/29
(a)(b)
............... GBP 252 303,215
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.59%,
09/15/39
(a)(b)
.................... USD 460 349,464
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................ 3,398 2,649,870
SMRT, Series 2022-MINI, Class A, (1-mo. CME
Term SOFR + 1.00%), 6.33%, 01/15/39
(a)(b)
338 329,095
SREIT Trust, Series 2021-MFP2, Class A,
(1-mo. CME Term SOFR + 0.94%), 6.27%,
11/15/36
(a)(b)
.................... 229 225,049
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1-mo. CME
Term SOFR + 2.19%), 7.52%, 05/15/37
(a)(b)
1,831 1,795,402
Taurus UK DAC, Series 2021-UK4A, Class D,
(Sterling Overnight Index Average + 2.10%),
7.32%, 08/17/31
(a)(b)
............... GBP 731 831,724
TPGI Trust
(a)(b)
Series 2021-DGWD, Class A, (1-mo. CME
Term SOFR + 0.81%), 6.15%, 06/15/26 USD 110 107,905
Series 2021-DGWD, Class D, (1-mo. CME
Term SOFR + 1.61%), 6.95%, 06/15/26 2,853 2,755,827
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
...... 1,160 968,191
VNDO Trust, Series 2016-350P, Class D,
4.03%, 01/10/35
(a)(b)
............... 710 615,972
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME
Term SOFR + 1.53%), 6.87%, 01/15/59
(a)
633 623,136
Series 2016-C34, Class A3FL, (1-mo. CME
Term SOFR + 1.15%), 6.49%, 06/15/49
(a)
(b)
......................... 390 378,142
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)(b)
.................. 110 91,118
Series 2018-C45, Class C, 4.73%, 06/15/51 138 114,198
Series 2018-C46, Class B, 4.63%, 08/15/51 429 365,182
Series 2018-C48, Class B, 4.90%,
01/15/52
(a)
................... 766 667,041
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,405,180
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,237,044
Series 2020-SDAL, Class D, (1-mo. CME
Term SOFR at 2.09% Floor + 2.20%),
7.54%, 02/15/37
(a)(b)
............. 935 909,288
Series 2021-FCMT, Class D, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.95%, 05/15/31
(a)(b)
............. 1,890 1,709,740
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
WMRK Commercial Mortgage Trust
(a)(b)
Series 2022-WMRK, Class A, (1-mo. CME
Term SOFR + 2.79%), 8.12%, 11/15/27 USD 1,218 $ 1,217,990
Series 2022-WMRK, Class B, (1-mo. CME
Term SOFR + 3.44%), 8.77%, 11/15/27 1,015 1,013,719
146,661,988
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(a)
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.27%, 06/05/37
(b)
......... 11,000 65,731
BANK
Series 2019-BN20, Class XB, 0.47%,
09/15/62 .................... 8,371 155,231
Series 2021-BN33, Class XA, 1.17%,
05/15/64 .................... 12,243 647,482
Series 2021-BN33, Class XB, 0.59%,
05/15/64 .................... 81,230 2,422,091
Bank of America Merrill Lynch Commercial
Mortgage Trust
Series 2017-BNK3, Class XB, 0.73%,
02/15/50 .................... 4,185 74,159
Series 2017-BNK3, Class XD, 1.39%,
02/15/50
(b)
................... 2,000 71,116
BBCMS Trust, Series 2015-SRCH, Class XA,
1.06%, 08/10/35
(b)
................ 6,636 172,836
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................ 65,905 356,236
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.18%, 03/15/52 2,932 122,031
Series 2020-B17, Class XB, 0.65%,
03/15/53 .................... 1,560 38,518
Series 2021-B23, Class XA, 1.37%,
02/15/54 .................... 5,754 354,035
Series 2021-B24, Class XA, 1.27%,
03/15/54 .................... 19,366 1,079,152
BMO Mortgage Trust, Series 2023-C5, Class
XA, 0.95%, 06/15/56 .............. 5,833 295,660
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/23
(b)
..................... 19,914 584
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.85%, 05/10/58 ... 2,030 32,374
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(b)
.. 10,100 468,625
Commercial Mortgage Trust
(b)
Series 2015-3BP, Class XA, 0.17%,
02/10/35 .................... 40,878 44,268
Series 2018-COR3, Class XD, 1.75%,
05/10/51 .................... 770 47,835
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.26%,
11/15/50 .................... 3,170 31,888
Series 2019-C16, Class XA, 1.71%,
06/15/52 .................... 6,668 425,934
Series 2019-C17, Class XA, 1.49%,
09/15/52 .................... 2,035 105,640
Series 2019-C17, Class XB, 0.70%,
09/15/52 .................... 4,040 107,064
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.43%, 04/10/37
(b)
.......... 5,975 88,209
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, 1.00%, 06/10/50
(b)
............. 3,040 89,703
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.93%,
11/10/52 .................... 5,190 195,581
Series 2020-GSA2, Class XA, 1.83%,
12/12/53
(b)
................... 4,059 339,846

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.94%,
09/15/47 ...................... USD 750 $ 3,035
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 1,800 34,048
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-LC11, Class XB, 0.61%,
04/15/46 .................... 4,040 102
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
................... 4,330 77,144
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.32%,
02/15/36
(b)
..................... 2,772 109,715
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.31%,
06/15/50
(b)
................... 3,030 193,416
Series 2019-H6, Class XB, 0.87%, 06/15/52 5,210 173,408
Series 2019-L2, Class XA, 1.17%, 03/15/52 1,999 81,702
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.51%, 05/10/39
(b)
...... 10,700 131,445
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 .................... 17,050 488
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32 .................... 3,410 8,848
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.60%,
10/15/52 .................... 6,596 414,235
Series 2019-C18, Class XA, 1.14%,
12/15/52 .................... 7,066 286,029
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
................... 1,180 34,378
Series 2019-C50, Class XA, 1.58%,
05/15/52 .................... 11,831 642,537
10,022,359
Total Non-Agency Mortgage-Backed Securities — 5.5%
(Cost: $236,256,738) ............................. 207,266,846
Beneficial Interest
(000)
Other Interests
(h)
Capital Markets — 0.0%
(e)(f)(g)
Lehman Brothers Holdings, Capital Trust VII . 1,630 —
Lehman Brothers Holdings, Inc. ......... 14,400 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
Capital Markets — 0.0%
State Street Corp., Series F, (3-mo. CME Term
SOFR + 3.86%), 9.27%
(a)(i)
.......... 370 370,801
Total Preferred Securities — 0.0%
(Cost: $370,000) ................................ 370,801
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal National Mortgage Association,
6.63%, 11/15/30 ................. USD 1,500 $ 1,660,416
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Series 1591, Class PK, 6.35%, 10/15/23 . —
(j)
402
Series 2996, Class MK, 5.50%, 06/15/35 . 2 2,202
Federal National Mortgage Association, Series
2005-29, Class WB, 4.75%, 04/25/35 ... 15 14,200
16,804
Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K80, Class B,
4.38%, 08/25/50
(b)
................ 235 217,061
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2006-M2, Class
A2A, 5.27%, 10/25/32 ............. 1,047 1,030,794
Government National Mortgage Association,
Series 2023-118, Class BA, 3.75%, 05/16/65 287 247,843
1,495,698
Interest Only Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Series 389, Class C45, 3.00%, 10/15/52 . 6,565 1,090,629
Series 5052, Class KI, 4.00%, 12/25/50 .. 288 58,037
Series 5081, Class AI, 3.50%, 03/25/51 .. 500 88,604
Series 5161, Class LI, 3.00%, 11/25/51 .. 1,562 210,638
Series 5196, Class DI, 3.00%, 02/25/52 .. 721 112,075
Federal National Mortgage Association
Series 2021-3, Class MI, 3.50%, 02/25/51 781 140,984
Series 2021-31, Class IB, 4.00%, 06/25/51 825 164,275
Series 427, Class C85, 3.50%, 08/25/49 . 820 147,542
Series 428, Class C16, 3.00%, 03/25/50 . 2,761 475,334
Government National Mortgage Association
Series 2021-58, Class IY, 3.00%, 02/20/51 2,624 401,748
Series 2021-83, Class PI, 3.00%, 05/20/51 3,248 479,086
Series 2021-97, Class LI, 3.00%, 08/20/50 3,076 470,883
Series 2022-78, Class D, 3.00%, 08/20/51 1,773 268,626
4,108,461
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K120, Class X1, 1.13%, 10/25/30 . 41,048 2,205,528
Series K121, Class X1, 1.12%, 10/25/30 . 3,059 164,437
Series KL05, Class X1P, 1.02%, 06/25/29 13,486 581,947
Series KL06, Class XFX, 1.47%, 12/25/29 1,480 83,775
Government National Mortgage Association
Variable Rate Notes
Series 2013-30, 0.52%, 09/16/53 ...... 651 9,132
Series 2015-37, 0.62%, 10/16/56 ...... 122 3,135
Series 2015-48, 0.92%, 02/16/50 ...... 113 2,590
Series 2016-96, 0.77%, 12/16/57 ...... 760 27,292
3,077,836
Mortgage-Backed Securities — 35.9%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... 2,627 2,396,583
3.00%, 09/01/27 - 12/01/46 .......... 3,396 3,057,666
3.50%, 04/01/42 - 01/01/48 .......... 3,864 3,431,297
4.00%, 08/01/40 - 12/01/45 .......... 1,489 1,366,079
4.50%, 02/01/39 - 04/01/49 .......... 11,882 11,155,823
5.00%, 07/01/35 - 11/01/48 .......... 1,778 1,739,028
5.50%, 05/01/36 - 06/01/41 .......... 1,117 1,114,759

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.00%, 11/01/29 - 12/01/32 .......... USD 2 $ 2,227
Federal National Mortgage Association
4.00%, 01/01/41 ................. 73 66,377
7.00%, 06/01/32 ................. 7 6,674
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 27,415 21,756,164
2.00%, 10/15/53
(k)
................ 27,655 21,859,412
2.50%, 04/20/51 - 01/20/53 .......... 31,930 26,120,588
2.50%, 10/15/53
(k)
................ 23,929 19,555,051
3.00%, 12/20/44 - 01/20/52 .......... 22,659 19,272,912
3.00%, 10/15/53
(k)
................ 18,436 15,622,892
3.50%, 01/15/42 - 04/20/48 .......... 8,072 7,219,970
3.50%, 10/15/53
(k)
................ 22,248 19,486,119
4.00%, 04/20/39 - 05/20/50 .......... 8,174 7,483,226
4.00%, 10/15/53
(k)
................ 12,859 11,584,653
4.50%, 12/20/39 - 04/20/50 .......... 5,882 5,549,721
4.50%, 10/15/53
(k)
................ 11,556 10,675,306
5.00%, 12/15/38 - 07/20/41 .......... 2,016 1,975,548
5.00%, 10/15/53
(k)
................ 13,357 12,656,801
5.50%, 03/15/32 - 11/15/33 .......... 2 1,663
5.50%, 10/15/53
(k)
................ 11,142 10,812,092
6.00%, 12/15/36 ................. 39 38,134
6.00%, 10/15/53 - 11/15/53
(k)
......... 6,364 6,303,289
6.50%, 10/15/53 - 11/15/53
(k)
......... 3,457 3,475,064
7.50%, 11/15/29 ................. —
(j)
256
Uniform Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51 .......... 56,695 43,906,514
1.50%, 10/25/38 - 10/25/53
(k)
......... 5,985 4,620,934
2.00%, 10/01/31 - 03/01/52 .......... 231,817 181,311,880
2.00%, 10/25/38 - 10/25/53
(k)
......... 53,761 41,981,305
2.50%, 09/01/27 - 04/01/52 .......... 149,840 122,125,467
2.50%, 10/25/38 - 10/25/53
(k)
......... 12,201 10,046,560
2.50%, 01/01/52
(l)
................ 33,092 26,467,010
3.00%, 04/01/28 - 08/01/52 .......... 82,068 70,009,160
3.00%, 10/25/38 - 10/25/53
(k)
......... 82,371 68,159,070
3.50%, 08/01/27 - 01/01/51 .......... 56,600 50,060,011
3.50%, 10/25/53
(k)
................ 22,543 19,385,593
4.00%, 08/01/33 - 06/01/52 .......... 83,647 75,938,670
4.00%, 10/25/38
(k)
................ 66 62,295
4.50%, 02/01/25 - 08/01/52 .......... 35,864 33,554,803
4.50%, 10/25/38 - 10/25/53
(k)
......... 17,646 16,305,474
5.00%, 03/01/30 - 04/01/53 .......... 14,359 13,651,112
5.00%, 10/25/53
(k)
................ 86,405 81,517,798
5.50%, 12/01/31 - 08/01/53 .......... 22,892 22,221,041
5.50%, 10/25/53
(k)
................ 157,260 151,971,061
6.00%, 07/01/29 - 08/01/53 .......... 28,952 28,693,434
6.00%, 10/25/53
(k)
................ 44,327 43,745,406
6.50%, 05/01/40 ................. 765 784,409
6.50%, 10/25/53
(k)
................ 7,203 7,235,639
7.00%, 10/25/53
(k)
................ 1,412 1,441,288
1,360,981,308
Total U.S. Government Sponsored Agency Securities — 36.2%
(Cost: $1,499,369,098) ........................... 1,371,340,523
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 4,474 4,183,220
4.50%, 08/15/39 ................. 19,132 18,529,253
4.38%, 11/15/39 - 05/15/41 .......... 13,253 12,561,759
4.63%, 02/15/40 ................. 2,710 2,654,424
1.13%, 05/15/40 - 08/15/40 .......... 27,332 15,612,338
3.88%, 08/15/40 - 02/15/43 .......... 5,504 4,837,836
1.38%, 11/15/40 - 08/15/50 .......... 25,986 14,099,805
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.75%, 02/15/41 ................. USD 2,804 $ 2,772,727
4.00%, 11/15/42 - 11/15/52 .......... 17,297 15,341,469
3.13%, 02/15/43 - 08/15/44 .......... 15,468 11,886,736
2.88%, 05/15/43 - 11/15/46 .......... 13,320 9,720,166
3.63%, 08/15/43 - 05/15/53 .......... 37,443 31,095,245
3.75%, 11/15/43 ................. 15,844 13,448,833
2.50%, 02/15/45
(l)
................ 36,899 25,056,727
3.00%, 05/15/47 - 08/15/52 .......... 29,021 21,191,028
2.75%, 11/15/47
(l)
................. 35,670 24,874,252
3.00%, 02/15/48
(l)(m)
............... 42,206 30,879,624
3.00%, 02/15/49
(l)
................ 32,564 23,803,813
2.25%, 08/15/49 - 02/15/52 .......... 14,517 9,035,702
1.63%, 11/15/50 ................. 8,630 4,520,300
2.38%, 05/15/51 ................. 13,354 8,469,230
1.88%, 11/15/51 ................. 9,060 5,049,888
4.13%, 08/15/53 ................. 18,420 16,721,906
U.S. Treasury Inflation Linked Bonds ,
1.50%, 02/15/53 ................. 5,461 4,512,595
U.S. Treasury Notes
1.50%, 10/31/24 - 02/15/30 .......... 151,880 143,003,087
1.75%, 12/31/24 ................. 85,581 81,883,634
2.00%, 02/15/25 - 11/15/26 .......... 39,697 37,112,811
2.63%, 04/15/25 - 02/15/29 .......... 25,518 24,076,316
0.38%, 04/30/25 - 09/30/27 .......... 127,725 117,694,035
2.13%, 05/15/25 ................. 14,360 13,677,339
2.75%, 05/15/25 - 08/15/32 .......... 72,117 64,197,183
2.88%, 06/15/25 - 05/15/32 .......... 37,378 35,901,642
0.25%, 06/30/25 - 07/31/25 .......... 26,118 23,943,203
3.50%, 09/15/25 ................. 17,708 17,189,211
4.00%, 12/15/25 ................. 21,242 20,799,735
0.50%, 02/28/26 - 08/31/27 .......... 72,619 62,972,036
0.75%, 05/31/26 ................. 10,210 9,169,457
0.88%, 06/30/26 ................. 18,120 16,303,753
0.63%, 07/31/26 ................. 5,607 4,990,449
1.63%, 11/30/26 - 05/15/31 .......... 36,801 31,219,822
2.38%, 05/15/27 - 05/15/29 .......... 20,263 18,301,991
2.25%, 08/15/27
(m)
................ 45,063 41,179,837
3.88%, 11/30/27 - 12/31/29 .......... 103,619 99,724,094
3.13%, 11/15/28 ................. 5,507 5,127,748
4.00%, 10/31/29
(m)
................ 53,919 52,059,409
3.75%, 05/31/30 ................. 36,400 34,557,250
4.13%, 08/31/30 ................. 20,800 20,188,806
1.25%, 08/15/31 ................. 34,520 26,980,886
Total U.S. Treasury Obligations — 35.2%
(Cost: $1,498,098,778) ........................... 1,333,112,610
Total Long-Term Investments — 108.5%
(Cost: $4,505,362,915) ........................... 4,112,948,518

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Foreign Government Obligations — 0.1%
Mexico — 0.1%
United Mexican States Treasury Bills, 12.08%
,
11/28/24
(n)
..................... MXN 8,526 $ 4,297,123
Total Foreign Government Obligations — 0.1%
(Cost: $4,148,702) .............................. 4,297,123
Shares
Shares
Money Market Funds — 6.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.23%
(o)(p)
................. 249,439,430 249,439,430
Total Money Market Funds — 6.6%
(Cost: $249,439,430) ............................. 249,439,430
Total Short-Term Securities — 6.7%
(Cost: $253,588,132) ............................. 253,736,553
Total Options Purchased — 0.5%
( Cost: $13,484,721 ) .............................. 19,110,650
Total Investments Before Options Written and TBA Sale
Commitments — 115.7%
(Cost: $4,772,435,768 ) ........................... 4,385,795,721
Total Options Written — (0.6)%
(Premium Received — $(14,675,524)) ................. (23,250,698)
Par (000)
Pa r (000)
TBA Sale Commitments
Mortgage-Backed Securities — (2.9)%
Uniform Mortgage-Backed Securities
(k)
3.50% ,  10/25/38 - 10/25/53 .......... USD (2,258) (2,005,002)
4.00% ,  10/25/38 - 10/25/53 .......... (40,853) (36,381,527)
3.00% ,  10/25/53 ................. (289) (238,933)
4.50% ,  10/25/53 ................. (24,282) (22,294,187)
5.50% ,  10/25/53 ................. (36,562) (35,332,317)
6.00% ,  10/25/53 ................. (14,181) (13,994,874)
Total TBA Sale Commitments — (2.9)%
(Proceeds: $(111,010,426)) ........................ (110,246,840)
Total Investments Net of Options Written and TBA Sale
Commitments — 112.2%
(Cost: $4,646,749,818 ) ........................... 4,252,298,183
Liabilities in Excess of Other Assets — (12.2)% ........... (461,079,681)
Net Assets — 100.0% ..............................
$ 3,791,218,502
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)
Perpetual security with no stated maturity date.
(j)
Rounds to less than 1,000.
(k)
Represents or includes a TBA transaction.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
37
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(n)
Rates are discount rates or a range of discount rates as of period end.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 156,097,271 $ 93,342,159
(a)
$ — $ — $ — $ 249,439,430 249,439,430 $ 10,013,450 $ —
iShares 1-5 Year Investment
Grade Corporate Bond ETF
(b)
— 36,035,653 (36,115,901) 80,248 — — — — —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... — 72,991,132 (72,732,252) (258,880) — — — 237,150 —
$ (178,632) $ — $ 249,439,430 $ 10,250,600 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
38
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Australia 10-Year Bond ...................................................... 27 12/15/23 $ 1,944 $ (49,144)
Canada 10-Year Bond ....................................................... 87 12/18/23 7,374 (101,258)
U.S. Treasury 10-Year Ultra Note ............................................... 184 12/19/23 20,522 (51,585)
U.S. Treasury Long Bond ..................................................... 402 12/19/23 45,765 (1,871,361)
U.S. Treasury Ultra Bond ..................................................... 15 12/19/23 1,783 (533)
U.S. Treasury 2-Year Note .................................................... 103 12/29/23 20,878 37,591
U.S. Treasury 5-Year Note .................................................... 2,469 12/29/23 260,055 (579,135)
(2,615,425)
Short Contracts
Euro-Buxl ............................................................... 38 12/07/23 4,916 362,774
Japan 10-Year Bond ........................................................ 30 12/13/23 29,101 135,232
Australia 3-Year Bond ....................................................... 382 12/15/23 25,873 204,486
U.S. Treasury 10-Year Note ................................................... 683 12/19/23 73,775 1,078,981
1,781,473
$ (833,952)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 840,000 BRL 4,202,814 Goldman Sachs International 10/03/23 $ 3,877
USD 410,000 TWD 12,755,100 BNP Paribas SA 10/11/23 13,864
CLP 377,370,000 USD 420,000 Toronto Dominion Bank 10/18/23 4,234
EUR 390,000 USD 411,020 Standard Chartered Bank 10/18/23 1,566
USD 721,374 EUR 670,000 Deutsche Bank AG 10/18/23 12,572
USD 277,783 EUR 260,000 JPMorgan Chase Bank NA 10/18/23 2,725
USD 550,148 GBP 440,000 BNP Paribas SA 10/18/23 13,254
ZAR 5,330,111 USD 280,000 State Street Bank and Trust Co. 10/18/23 1,144
USD 354,498 EUR 322,533 UBS AG 11/07/23 12,988
MXN 6,635,040 USD 374,170 Bank of New York Mellon 11/15/23 3,723
USD 11,465,975 MXN 201,178,547 Citibank NA 11/15/23 8,029
USD 296,739 EUR 275,433 JPMorgan Chase Bank NA 12/14/23 4,546
COP 2,988,058,496 USD 699,671 JPMorgan Chase Bank NA 12/20/23 18,280
USD 319,665 AUD 495,000 JPMorgan Chase Bank NA 12/20/23 517
USD 782,349 CAD 1,054,000 Natwest Markets plc 12/20/23 5,354
USD 1,760,714 EUR 1,642,924 Toronto Dominion Bank 12/20/23 17,136
USD 3,084,368 EUR 2,879,076 UBS AG 12/20/23 28,905
USD 632,589 JPY 92,043,000 Deutsche Bank AG 12/20/23 8,422
USD 1,335,326 IDR 20,596,069,746 Citibank NA 01/31/24 6,900
USD 1,659,551 CZK 37,856,014 HSBC Bank plc 03/04/24 23,079
191,115
BRL 4,124,417 USD 840,000 HSBC Bank plc 10/03/23 (19,474)
CZK 12,996,627 USD 570,000 Natwest Markets plc 10/18/23 (7,072)
HUF 154,939,750 USD 430,000 Barclays Bank plc 10/18/23 (10,548)
IDR 8,621,200,000 USD 560,000 JPMorgan Chase Bank NA 10/18/23 (3,200)
INR 35,738,160 USD 430,000 Citibank NA 10/18/23 (355)
MXN 12,180,804 USD 710,000 JPMorgan Chase Bank NA 10/18/23 (12,845)
MYR 2,664,750 USD 570,000 Barclays Bank plc 10/18/23 (397)
THB 19,599,250 USD 550,000 JPMorgan Chase Bank NA 10/18/23 (11,052)
USD 710,000 MXN 12,581,933 BNP Paribas SA 10/18/23 (10,113)
USD 430,000 ZAR 8,214,978 Bank of America NA 10/18/23 (3,310)
ZAR 10,764,206 USD 570,000 State Street Bank and Trust Co. 10/18/23 (2,228)
BRL 4,221,412 USD 840,000 Goldman Sachs International 11/03/23 (3,929)

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
39
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 420,000 BRL 2,130,404 Barclays Bank plc 11/03/23 $ (1,937)
EUR 48,780 USD 52,345 Standard Chartered Bank 12/14/23 (597)
IDR 6,272,008,556 USD 407,062 JPMorgan Chase Bank NA 12/20/23 (2,310)
USD 3,119,044 COP 13,570,181,475 Bank of America NA 12/20/23 (141,518)
USD 175,952 COP 744,276,634 Citibank NA 12/20/23 (2,877)
(233,762)
$ (42,647)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 4,640 10/13/23 USD 95.63 USD 1,160,000 $ 522,000
U.S. Treasury 5-Year Note ..................... 34 11/24/23 USD 105.50 USD 3,400 25,234
U.S. Treasury 5-Year Note ..................... 39 11/24/23 USD 106.50 USD 3,900 14,625
561,859
Put
3-mo. SOFR Interest Futures .................... 1,520 10/13/23 USD 94.88 USD 380,000 1,244,500
3-mo. SOFR Interest Futures .................... 2,280 10/13/23 USD 95.00 USD 570,000 2,579,250
3-mo. SOFR Interest Futures .................... 3,800 10/13/23 USD 95.63 USD 950,000 10,212,500
U.S. Treasury 5-Year Note ..................... 74 10/27/23 USD 101.25 USD 14,800 26,594
14,062,844
$ 14,624,703
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.50% At Termination Citibank NA 01/22/24 4.50 % USD 765,919 $ 337,903
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.55% At Termination Citibank NA 01/24/24 4.55 USD 765,919 389,717
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.24% Semi-Annual Citibank NA 03/26/24 4.24 USD 77,432 1,171,139
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
Goldman Sachs
International 09/29/25 4.00 USD 471 20,109
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.24% Semi-Annual Barclays Bank plc 06/15/26 3.24 USD 601 14,157
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.21% Semi-Annual Barclays Bank plc 07/20/26 3.21 USD 684 15,963
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.23% Semi-Annual Barclays Bank plc 07/20/26 3.23 USD 1,313 31,066
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.58% Semi-Annual Barclays Bank plc 08/03/26 3.58 USD 1,292 42,729
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.63% Semi-Annual Barclays Bank plc 08/11/26 3.63 USD 1,856 64,134
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.77% Semi-Annual
Goldman Sachs
International 09/08/26 3.77 USD 1,891 74,065
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Semi-Annual Citibank NA 09/28/26 4.15 USD 1,144 60,435
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.07% Semi-Annual
Goldman Sachs
International 09/28/26 4.07 USD 2,383 118,635
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Semi-Annual
Goldman Sachs
International 09/28/26 4.03 USD 953 45,986
2,386,038
Put
5-Year Interest Rate Swap
(a)
. 4.24% Semi-Annual 1-day SOFR Annual Citibank NA 03/26/24 4.24 USD 77,432 1,236,437
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/29/25 4.00 USD 471 24,494
10-Year Interest Rate Swap
(a)
3.24% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/15/26 3.24 USD 601 53,362

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
40
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.23% Semi-Annual 1-day SOFR Annual Barclays Bank plc 07/20/26 3.23 % USD 1,313 $ 117,816
10-Year Interest Rate Swap
(a)
3.21% Semi-Annual 1-day SOFR Annual Barclays Bank plc 07/20/26 3.21 USD 684 61,830
10-Year Interest Rate Swap
(a)
3.58% Semi-Annual 1-day SOFR Annual Barclays Bank plc 08/03/26 3.58 USD 1,292 95,268
10-Year Interest Rate Swap
(a)
3.63% Semi-Annual 1-day SOFR Annual Barclays Bank plc 08/11/26 3.63 USD 1,856 133,365
10-Year Interest Rate Swap
(a)
3.77% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/08/26 3.77 USD 1,891 126,135
10-Year Interest Rate Swap
(a)
4.15% Semi-Annual 1-day SOFR Annual Citibank NA 09/28/26 4.15 USD 1,144 61,629
10-Year Interest Rate Swap
(a)
4.03% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/28/26 4.03 USD 953 55,096
10-Year Interest Rate Swap
(a)
4.07% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/28/26 4.07 USD 2,383 134,477
2,099,909
$ 4,485,947
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 4,640 10/13/23 USD 95.88 USD 1,160,000 $ (174,001)
U.S. Treasury 2-Year Note ...................... 56 10/27/23 USD 102.13 USD 11,200 (4,375)
(178,376)
Put
3-mo. SOFR Interest Futures ..................... 1,520 10/13/23 USD 95.13 USD 380,000 (2,185,000)
3-mo. SOFR Interest Futures ..................... 2,280 10/13/23 USD 95.25 USD 570,000 (3,990,000)
3-mo. SOFR Interest Futures ..................... 3,800 10/13/23 USD 95.38 USD 950,000 (7,837,500)
U.S. Treasury 2-Year Note ...................... 74 10/27/23 USD 101.00 USD 14,800 (13,875)
U.S. Treasury 10-Year Note ...................... 39 11/24/23 USD 108.00 USD 3,900 (48,751)
(14,075,126)
$ (14,253,502)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 3.80% At Termination 1-day SOFR At Termination Citibank NA 01/22/24 3.80 % USD 765,919 $ (97,067)
1-Year Interest Rate Swap
(a)
. 3.85% At Termination 1-day SOFR At Termination Citibank NA 01/24/24 3.85 USD 765,919 (113,037)
5-Year Interest Rate Swap
(a)
. 4.00% Semi-Annual 1-day SOFR Annual Citibank NA 03/11/24 4.00 USD 77,433 (759,098)
5-Year Interest Rate Swap
(a)
. 4.00% Semi-Annual 1-day SOFR Annual Citibank NA 03/12/24 4.00 USD 77,433 (763,640)
5-Year Interest Rate Swap
(a)
. 3.96% Semi-Annual 1-day SOFR Annual Barclays Bank plc 03/14/24 3.96 USD 77,433 (724,253)
5-Year Interest Rate Swap
(a)
. 4.03% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/15/24 4.03 USD 38,717 (408,781)
10-Year Interest Rate Swap
(a)
3.59% Semi-Annual 1-day SOFR Annual Bank of America NA 08/29/25 3.59 USD 921 (25,972)
10-Year Interest Rate Swap
(a)
4.17% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/28/26 4.17 USD 1,696 (91,306)
(2,983,154)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual Citibank NA 03/11/24 4.00 USD 77,433 (1,656,841)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual Citibank NA 03/12/24 4.00 USD 77,433 (1,658,380)

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
41
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.96% Semi-Annual Barclays Bank plc 03/14/24 3.96 % USD 77,433 $ (1,747,762)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.03% Semi-Annual
Morgan Stanley & Co.
International plc 03/15/24 4.03 USD 38,717 (798,238)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.59% Semi-Annual Bank of America NA 08/29/25 3.59 USD 921 (62,752)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.17% Semi-Annual
JPMorgan Chase
Bank NA 09/28/26 4.17 USD 1,696 (90,069)
(6,014,042)
$ (8,997,196)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. JIBAR Quarterly 7.20% Quarterly 03/20/24
(a)
03/20/25 ZAR 74,455 $ (46,385) $ — $ (46,385)
1-day SOFR At Termination 4.19% At Termination 07/29/24
(a)
07/29/25 USD 40,763 (186,942) — (186,942)
3.23% At Termination 1-day ESTR At Termination 07/29/24
(a)
07/29/25 EUR 36,067 33,107 — 33,107
28-day MXIBTIIE Monthly 9.20% Monthly 09/18/24
(a)
09/17/25 MXN 33,864 (11,146) — (11,146)
28-day MXIBTIIE Monthly 9.43% Monthly 09/18/24
(a)
09/17/25 MXN 145,346 (31,430) — (31,430)
28-day MXIBTIIE Monthly 10.84% Monthly N/A 09/25/25 MXN 43,452 8,995 — 8,995
1-day
REPO_CORRA Semi-Annual 4.38% Semi-Annual N/A 07/20/26 CAD 18,025 (151,706) — (151,706)
1-day
REPO_CORRA Semi-Annual 4.40% Semi-Annual N/A 07/20/26 CAD 18,025 (146,164) — (146,164)
3-mo. CD_KSDA Quarterly 3.19% Quarterly N/A 09/20/26 KRW 2,754,844 (37,348) — (37,348)
3-mo. CD_KSDA Quarterly 3.19% Quarterly N/A 09/20/26 KRW 3,727,141 (50,727) — (50,727)
3-mo. CD_KSDA Quarterly 3.33% Quarterly N/A 09/20/26 KRW 1,510,279 (16,004) — (16,004)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 1,510,506 (14,409) — (14,409)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 1,510,506 (14,329) — (14,329)
3-mo. CD_KSDA Quarterly 3.55% Quarterly N/A 09/20/26 KRW 1,956,425 (11,835) — (11,835)
28-day MXIBTIIE Monthly 8.35% Monthly N/A 04/28/28 MXN 18,202 (50,764) — (50,764)
6-mo. EURIBOR Semi-Annual 3.15% Annual N/A 07/21/28 EUR 1,877 (25,173) — (25,173)
28-day MXIBTIIE Monthly 9.44% Monthly N/A 09/19/28 MXN 6,394 (2,376) — (2,376)
6-mo. PRIBOR Semi-Annual 4.32% Annual N/A 09/20/28 CZK 40,241 (27,513) — (27,513)
5.70% Annual 6-mo. WIBOR Semi-Annual N/A 09/20/28 PLN 4,869 (56,456) — (56,456)
4.30% Annual 1-day SOFR Annual N/A 09/21/28 USD 7,822 34,207 — 34,207
28-day MXIBTIIE Monthly 9.89% Monthly N/A 09/22/28 MXN 19,598 12,621 — 12,621
6-mo. EURIBOR Semi-Annual 3.38% Annual N/A 09/29/28 EUR 665 (1,057) — (1,057)
4.23% Annual 1-day SOFR Annual 03/20/24
(a)
03/20/29 USD 22,682 15,767 — 15,767
6-mo. EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 2,606 (93,369) — (93,369)
0.89% Annual 1-day TONAR Annual N/A 02/15/33 JPY 340,687 (3,035) — (3,035)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 340,687 (5,792) — (5,792)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 681,374 (12,688) — (12,688)
0.92% Annual 1-day TONAR Annual N/A 02/15/33 JPY 986,817 (29,557) — (29,557)
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/15/33 CAD 11,618 (453,684) — (453,684)
3.57% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 07/20/33 CAD 5,901 216,039 — 216,039
3.57% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 07/20/33 CAD 5,901 216,737 — 216,737
1-day
REPO_CORRA Semi-Annual 4.00% Semi-Annual N/A 09/21/33 CAD 3,135 (29,634) — (29,634)
3.40% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/15/53 CAD 5,164 340,168 — 340,168

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
42
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.72% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 09/21/53 CAD 1,370 $ 29,926 $ — $ 29,926
$ (601,956) $ — $ (601,956)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.65% At Termination 09/15/33 EUR 18,590 $ 184,734 $ — $ 184,734
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.81% At Termination 08/15/53 EUR 1,350 19,935 — 19,935
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.82% At Termination 08/15/53 EUR 1,350 24,662 7,445 17,217
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.81% At Termination 09/15/53 EUR 620 9,223 — 9,223
$ 238,554 $ 7,445 $ 231,109
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/28 USD 1,439 $ (35,049) $ (28,402) $ (6,647)
American Electric Power Co.,
Inc. ................. 1.00 Quarterly Goldman Sachs International 12/20/28 USD 4,060 (106,199) (102,739) (3,460)
American Express Co. ...... 1.00 Quarterly Citibank NA 12/20/28 USD 4,059 (89,821) (91,028) 1,207
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 2,506 147,945 144,787 3,158
Republic of Colombia ....... 1.00 Quarterly BNP Paribas SA 12/20/28 USD 1,700 100,373 97,604 2,769
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 2,026 23,428 16,690 6,738
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 854 3,315 8,953 (5,638)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 18 69 202 (133)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 95,003 13,583 81,420
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 62,184 14,535 47,649
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 1 — (103) 103
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 3 — (1,234) 1,234
$ – $ – $ –
$ 201,248 $ 72,848 $ 128,400
$ – $ – $ –

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
43
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 197 $ (42,536) $ (18,379) $ (24,157)
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 531 (114,652) (55,868) (58,784)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 4,050 (383,145) (153,256) (229,889)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 2,020 (191,100) (77,749) (113,351)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 35 (9,657) (2,639) (7,018)
CMBX.NA.14.BBB- .... 3.00 Monthly
Goldman Sachs
International 12/16/72 BBB- USD 405 (97,698) (67,391) (30,307)
$ (838,788) $ (375,282) $ (463,506)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.62% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/02/24 BRL 54,636 $ (190) $ — $ (190)
12.37% At Termination 1-day IBR At Termination Citibank NA 04/18/24 COP 13,237,519 10,348 — 10,348
11.90% At Termination 1-day IBR At Termination Bank of America NA 10/19/24 COP 6,864,672 8,832 — 8,832
1-day
BZDIOVER At Termination 10.60% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 29,193 (23,862) — (23,862)
1-day
BZDIOVER At Termination 10.92% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 12,511 2,526 — 2,526
1-day
BZDIOVER At Termination 11.87% At Termination Bank of America NA 01/02/25 BRL 9,940 12,428 — 12,428
1-day
BZDIOVER At Termination 10.11% At Termination
Goldman Sachs
International 01/02/26 BRL 12,698 (30,776) — (30,776)
1-day
BZDIOVER At Termination 11.75% At Termination Citibank NA 01/02/26 BRL 9,504 34,781 — 34,781
1-day
BZDIOVER At Termination 11.80% At Termination Citibank NA 01/02/26 BRL 9,303 36,909 — 36,909
1-day
BZDIOVER At Termination 9.98% At Termination HSBC Bank plc 01/02/26 BRL 12,528 (36,702) — (36,702)
10.56% At Termination
1-day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 7,027 7,846 — 7,846
$ 22,140 $ — $ 22,140
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day ESTR ......................................... Euro Short-Term Rate 3.88
1-day IBR ........................................... Colombian Reference Banking Indicator 12.29
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5.02
1-day SOFR ......................................... Secured Overnight Financing Rate 5.32
1-day TONAR ........................................ Tokyo Overnight Average Rate (0.06)
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.83
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.33
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 4.13
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 7.02
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.53

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
44
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 7,445 $ — $ 1,138,676 $ (1,509,523) $ —
OTC Swaps ..................................................... 296,354 (598,788) 257,948 (570,914) —
Options Written ................................................... N/A N/A 2,945,710 (11,520,884) (23,250,698)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,819,064 $ — $ 1,819,064
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 191,115 — — 191,115
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — — 19,110,650 — 19,110,650
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 907,567 231,109 1,138,676
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 440,632 — — 113,670 — 554,302
$ — $ 440,632 $ — $ 191,115 $ 21,950,951 $ 231,109 $ 22,813,807
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 2,653,016 $ — $ 2,653,016
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 233,762 — — 233,762
Options written
(b)
Options written at value ..................... — — — — 23,250,698 — 23,250,698
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 1,509,523 — 1,509,523
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 1,078,172 — — 91,530 — 1,169,702
$ — $ 1,078,172 $ — $ 233,762 $ 27,504,767 $ — $ 28,816,701
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 2,267,543 $ — $ 2,267,543
Forward foreign currency exchange contracts .... — — — (2,591,071) — — (2,591,071)
Options purchased
(a)
..................... — — — (684,063) 1,297,437 — 613,374
Options written ........................ — — — — (11,363,632) — (11,363,632)
Swaps .............................. — (1,272,547) 1,102,263 — (4,689,314) 504,044 (4,355,554)
$ — $ (1,272,547) $ 1,102,263 $ (3,275,134) $ (12,487,966) $ 504,044 $ (15,429,340)

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
45
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 7,191,018 $ — $ 7,191,018
Forward foreign currency exchange contracts .... — — — (1,434,301) — — (1,434,301)
Options purchased
(b)
..................... — — — — 822,522 — 822,522
Options written ........................ — — — — 3,270,373 — 3,270,373
Swaps .............................. — (131,503) — — 1,644,177 231,109 1,743,783
$ — $ (131,503) $ — $ (1,434,301) $ 12,928,090 $ 231,109 $ 11,593,395
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 773,106,320
Average notional value of contracts — short ................................................................................. $ 248,271,897
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 37,597,835
Average amounts sold — in USD ........................................................................................ $ 13,731,296
Options
Average value of option contracts purchased ................................................................................ $ 7,684,305
Average value of option contracts written ................................................................................... $ 7,520,204
Average notional value of swaption contracts purchased ......................................................................... $ 727,758,246
Average notional value of swaption contracts written ........................................................................... $ 1,179,373,460
Credit default swaps
Average notional value — buy protection ................................................................................... $ 13,479,207
Average notional value — sell protection ................................................................................... $ 8,860,569
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 118,502,180
Average notional value — receives fixed rate ................................................................................ $ 390,388,287
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 1,976,649
Average notional value — receives fixed rate ................................................................................ $ 7,257,387
Total return swaps
Average notional value ............................................................................................... $ 60,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 646,861 $ 326,517
Forward foreign currency exchange contracts ................................................................. 191,115 233,762
Options
(a)(b)
........................................................................................ 19,110,650 23,250,698
Swaps — centrally cleared .............................................................................. 170,383 —
Swaps — OTC
(c)
..................................................................................... 554,302 1,169,702
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 20,673,311 $ 24,980,679
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(15,441,947) (14,580,019)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 5,231,364 $ 10,400,660
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
46
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 21,260 $ (21,260) $ — $ — $ —
Bank of New York Mellon ........................... 3,723 — — — 3,723
Barclays Bank plc ................................ 801,063 (801,063) — — —
BNP Paribas SA ................................. 127,491 (10,113) — — 117,378
Citibank NA .................................... 3,355,434 (3,355,434) — — —
Citigroup Global Markets, Inc. ........................ 95,003 — — — 95,003
Deutsche Bank AG ............................... 22,331 (22,331) — — —
Goldman Sachs International ........................ 602,874 (238,602) — — 364,272
HSBC Bank plc .................................. 23,079 (23,079) — — —
JPMorgan Chase Bank NA .......................... 28,594 (28,594) — — —
Morgan Stanley & Co. International plc .................. 79,185 (79,185) — — —
Natwest Markets plc .............................. 5,354 (5,354) — — —
Standard Chartered Bank ........................... 1,566 (597) — — 969
State Street Bank and Trust Co. ...................... 1,144 (1,144) — — —
Toronto Dominion Bank ............................ 21,370 — — — 21,370
UBS AG ...................................... 41,893 — — — 41,893
$ 5,231,364 $ (4,586,756) $ — $ — $ 644,608
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA .............................. $ 233,552 $ (21,260) $ (212,292) $ — $ —
Barclays Bank plc ................................ 2,484,897 (801,063) (1,464,232) — 219,602
BNP Paribas SA ................................. 10,113 (10,113) — — —
Citibank NA .................................... 5,142,513 (3,355,434) (1,787,079) — —
Deutsche Bank AG ............................... 732,770 (22,331) (603,352) — 107,087
Goldman Sachs International ........................ 238,602 (238,602) — — —
HSBC Bank plc .................................. 56,176 (23,079) — — 33,097
JPMorgan Chase Bank NA .......................... 269,693 (28,594) — — 241,099
JPMorgan Securities LLC ........................... 9,657 — — — 9,657
Morgan Stanley & Co. International plc .................. 1,212,790 (79,185) (1,133,605) — —
Natwest Markets plc .............................. 7,072 (5,354) — — 1,718
Standard Chartered Bank ........................... 597 (597) — — —
State Street Bank and Trust Co. ...................... 2,228 (1,144) — — 1,084
$ 10,400,660 $ (4,586,756) $ (5,200,560) $ — $ 613,344
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Core Bond Portfolio
Schedules of Investments
47
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 315,515,125 $ 259,234 $ 315,774,359
Corporate Bonds ........................................ — 818,337,420 — 818,337,420
Foreign Agency Obligations ................................. — 5,650,038 — 5,650,038
Foreign Government Obligations .............................. — 36,779,325 — 36,779,325
Municipal Bonds ......................................... — 24,316,596 — 24,316,596
Non-Agency Mortgage-Backed Securities ........................ — 207,266,846 — 207,266,846
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 370,801 — 370,801
U.S. Government Sponsored Agency Securities .................... — 1,371,340,523 — 1,371,340,523
U.S. Treasury Obligations ................................... — 1,333,112,610 — 1,333,112,610
Short-Term Securities
Foreign Government Obligations .............................. — 4,297,123 — 4,297,123
Money Market Funds ...................................... 249,439,430 — — 249,439,430
Options Purchased
Interest rate contracts ...................................... 14,624,703 4,485,947 — 19,110,650
Liabilities
Investments
TBA Sale Commitments .................................... — (110,246,840) — (110,246,840)
$ 264,064,133 $ 4,011,225,514 $ 259,234 $ 4,275,548,881
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 144,278 $ — $ 144,278
Foreign currency exchange contracts ............................ — 191,115 — 191,115
Interest rate contracts ....................................... 1,819,064 1,021,237 — 2,840,301
Other contracts ........................................... — 231,109 — 231,109
Liabilities
Credit contracts ........................................... — (479,384) — (479,384)
Foreign currency exchange contracts ............................ — (233,762) — (233,762)
Interest rate contracts ....................................... (16,906,518) (10,598,249) — (27,504,767)
$ (15,087,454) $ (9,723,656) $ — $ (24,811,110)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
September 30, 2023
BlackRock High Yield Bond Portfolio
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Aqueduct European CLO DAC, Series 2017-
2X, Class E, (3-mo. EURIBOR + 4.40%),
8.06%, 10/15/30
(a)(b)
............... EUR 884 $ 898,766
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(c)
..................... USD 11,500 7,245
Avoca CLO XV DAC, Series 15X, Class ER, (3-
mo. EURIBOR + 4.13%), 7.79%, 04/15/31
(a)
(b)
........................... EUR 620 582,460
BBAM European CLO II DAC, Series 2X, Class
E, (3-mo. EURIBOR + 6.11%), 9.77%,
10/15/34
(a)(b)
.................... 1,400 1,327,922
BlueMountain Fuji Eur CLO IV DAC, Series
4X, Class ER, (3-mo. EURIBOR + 6.21%),
10.04%, 02/25/34
(a)(b)
.............. 1,000 972,388
Bridgepoint CLO 1 DAC, Series 1X, Class
D, (3-mo. EURIBOR + 4.25%), 7.91%,
01/15/34
(a)(b)
.................... 200 206,889
Capital Four CLO III DAC, Series 3X, Class
E, (3-mo. EURIBOR + 6.06%), 9.72%,
10/15/34
(a)(b)
.................... 1,020 980,953
Contego CLO VIII DAC, Series 8X, Class
ER, (3-mo. EURIBOR + 6.06%), 9.78%,
01/25/34
(a)(b)
.................... 1,400 1,306,764
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR + 3.15%),
7.00%, 12/15/34
(a)(b)
............... 300 293,334
Fair Oaks Loan Funding III DAC, Series 3X,
Class ER, (3-mo. EURIBOR + 6.11%),
9.77%, 10/15/34
(a)(b)
............... 587 563,850
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR + 5.90%),
9.68%, 08/15/36
(a)(b)
............... 596 634,952
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor
+ 2.21%), 7.52%, 07/15/31
(a)(c)
........ USD 250 243,902
Greene King Finance plc, Series B2,  (1D
GBOIS at 0.83% Floor + 2.20%), 7.38%,
03/15/36
(a)(b)
.................... GBP 100 95,179
Harvest CLO XVI DAC, Series 16X, Class
ER, (3-mo. EURIBOR + 5.57%), 9.23%,
10/15/31
(a)(b)
.................... EUR 1,125 1,070,094
Invesco Euro CLO III DAC, Series 3X, Class
F, (3-mo. EURIBOR + 8.07%), 11.73%,
07/15/32
(a)(b)
.................... 197 193,867
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(c)(d)
........... USD 2,000 —
Neuberger Berman Loan Advisers Euro CLO
2 DAC, Series 2021-2X, Class E, (3-mo.
EURIBOR + 6.06%), 9.72%, 04/15/34
(a)(b)
. EUR 1,223 1,180,202
OCP Euro CLO DAC
(a)(b)
Series 2017-2X, Class E, (3-mo. EURIBOR
+ 5.00%), 8.66%, 01/15/32 ........ 1,347 1,377,449
Series 2017-2X, Class F, (3-mo. EURIBOR
+ 6.40%), 10.06%, 01/15/32 ....... 900 861,861
Rockfield Park CLO DAC
(a)(b)
Series 1X, Class C, (3-mo. EURIBOR +
3.00%), 6.66%, 07/16/34 ......... 980 954,906
Series 1X, Class D, (3-mo. EURIBOR +
5.95%), 9.61%, 07/16/34 ......... 613 597,606
Unique Pub Finance Co. plc (The), Series
N,  6.46%, 03/30/32
(b)(e)
............. GBP 1,395 1,633,314
Total Asset-Backed Securities — 0.1%
(Cost: $28,963,479) .............................. 15,983,903
Security
Shares
Shares Value
Common Stocks
Automobile Components — 0.0%
Lear Corp. ....................... 1 $ 134
Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21 , cost
$21,863,306)
(f)(g)
................. 2,223,387 6,959,201
Chemicals — 0.0%
Element Solutions, Inc. ............... 522,707 10,250,284
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(d)(f)
................. 314,534 3,220,828
Electrical Equipment — 0.0%
SunPower Corp.
(f)
.................. 1,369 8,447
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(f)(h)
........... 24,780 102,094
Financial Services — 0.0%
Block, Inc., Class A
(f)
................. 53,398 2,363,395
Ground Transportation — 0.0%
Uber Technologies, Inc.
(f)
.............. 175,084 8,052,113
Hotels, Restaurants & Leisure — 0.1%
Aramark ......................... 192,239 6,670,693
Carnival Corp.
(f)(h)
................... 680,575 9,337,489
Codere New Topco SA
(d)(f)(i)
............ 33,516 1
16,008,183
IT Services — 0.0%
Twilio, Inc., Class A
(f)
................ 26,405 1,545,485
Metals & Mining — 0.2%
Constellium SE, Class A
(f)(h)
............ 1,740,611 31,679,120
Oil, Gas & Consumable Fuels — 0.0%
KCAD Holdings I Ltd.
(d)(f)
.............. 4,067,849,248 40,678
Pharmaceuticals — 0.1%
Catalent, Inc.
(f)
..................... 324,728 14,784,866
Real Estate Management & Development — 0.0%
(f)
ADLER Group SA
(b)(c)
................ 116,495 59,858
ADLER Group SA .................. 52,611 26,560
86,418
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(f)
........ 171 1,982
Software — 0.1%
Informatica, Inc., Class A
(f)(h)
............ 609,758 12,847,601
Total Common Stocks — 0.5%
(Cost: $138,781,416) ............................. 107,950,829
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 4.3%
Bombardier, Inc.
(c)
7.50%, 03/15/25 ................. USD 1,730 1,722,900
7.13%, 06/15/26 ................. 62,598 60,648,667
7.88%, 04/15/27 ................. 45,746 44,636,518
6.00%, 02/15/28 ................. 31,861 28,904,175
7.50%, 02/01/29 ................. 25,100 23,819,059
7.45%, 05/01/34 ................. 3,949 4,473,585
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 13,804 12,204,187

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
4.13%, 04/15/29 ................. USD 12,854 $ 11,247,250
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(c)
.................... 1,964 1,793,834
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(c)
.................... 23,068 22,815,982
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
35,360 32,866,756
Rolls-Royce plc
(c)
3.63%, 10/14/25 ................. 8,950 8,368,250
5.75%, 10/15/27 ................. 38,027 36,690,667
Spirit AeroSystems, Inc.
(c)
7.50%, 04/15/25 ................. 10,650 10,446,347
9.38%, 11/30/29 ................. 34,268 34,872,316
TransDigm, Inc.
6.25%, 03/15/26
(c)
................ 296,059 290,901,848
7.50%, 03/15/27 ................. 7,602 7,615,820
6.75%, 08/15/28
(c)
................ 133,280 131,212,638
6.88%, 12/15/30
(c)
................ 11,610 11,384,118
Triumph Group, Inc., 9.00%, 03/15/28
(c)
... 55,528 54,906,431
831,531,348
Air Freight & Logistics — 0.1%
Forward Air Corp., 9.50%, 10/15/31
(c)
..... 21,961 21,945,627
Automobile Components — 1.9%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(b)
EUR 254 263,483
Clarios Global LP
6.75%, 05/15/25
(c)
................ USD 23,948 23,767,712
4.38%, 05/15/26
(b)
................ EUR 19,380 19,667,630
6.25%, 05/15/26
(c)
................ USD 36,140 35,360,957
8.50%, 05/15/27
(c)
................ 146,125 145,705,826
6.75%, 05/15/28
(c)
................ 46,187 45,090,059
Dana Financing Luxembourg SARL
(b)
3.00%, 07/15/29 ................. EUR 557 457,661
8.50%, 07/15/31 ................. 1,751 1,872,482
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... USD 6,494 6,088,125
Dometic Group AB, 3.00%, 05/08/26
(b)
.... EUR 197 194,456
Forvia SE
(b)
7.25%, 06/15/26 ................. 1,475 1,606,757
2.75%, 02/15/27 ................. 1,267 1,205,582
3.75%, 06/15/28 ................. 1,579 1,497,550
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. USD 4,574 4,642,660
5.00%, 07/15/29 ................. 5,783 4,981,019
5.63%, 04/30/33 ................. 2,655 2,172,883
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(b)
. EUR 632 456,795
Icahn Enterprises LP
4.75%, 09/15/24 ................. USD 7,437 7,163,073
6.25%, 05/15/26 ................. 12,703 11,801,632
5.25%, 05/15/27 ................. 42,668 37,504,318
4.38%, 02/01/29 ................. 16,935 13,542,232
IHO Verwaltungs GmbH
(b)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26
(j)
.................... EUR 253 250,807
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(j)
.................. 1,911 1,824,199
8.75%, 05/15/28
(a)
................ 1,305 1,422,673
ZF Europe Finance BV, 2.50%, 10/23/27
(b)
.. 2,100 1,934,371
ZF Finance GmbH
(b)
5.75%, 08/03/26 ................. 2,900 3,057,409
2.00%, 05/06/27 ................. 1,200 1,110,113
374,642,464
Automobiles — 0.3%
Ford Motor Co.
3.25%, 02/12/32 ................. USD 20,940 16,137,691
6.10%, 08/19/32 ................. 29,911 28,173,551
Security
Par (000)
Par (000) Value
Automobiles (continued)
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)(b)
......... EUR 8,300 $ 8,226,376
ZF Europe Finance BV, 6.13%, 03/13/29
(b)
.. 1,200 1,267,431
53,805,049
Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.04%), 6.00%
(a)(b)(k)
. 2,200 2,293,991
Banco BPM SpA
(a)(b)
(3-mo. EURIBOR + 2.80%), 6.00%,
06/14/28 .................... 2,375 2,501,738
(5-Year EUR Swap Annual + 5.42%),
5.00%, 09/14/30 ............... 882 910,417
(5-Year EUR Swap Annual + 3.17%),
2.88%, 06/29/31 ............... 1,950 1,832,952
(5-Year EUR Swap Annual + 3.40%),
3.38%, 01/19/32 ............... 1,249 1,162,045
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a)(b)
.............. 1,600 1,668,351
Banco de Sabadell SA
(a)(b)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(k)
..................... 600 545,033
(1-Year EUR Swap Annual + 2.40%),
5.25%, 02/07/29 ............... 600 621,860
(5-Year EUR Swap Annual + 2.20%),
2.00%, 01/17/30 ............... 1,600 1,564,730
(5-Year EUR Swap Annual + 2.95%),
2.50%, 04/15/31 ............... 2,200 2,061,136
(5-Year EUR Swap Annual + 3.15%),
6.00%, 08/16/33 ............... 900 889,105
Banco Espirito Santo SA
(b)(f)(l)
2.63%, 05/08/17 ................. 10,400 2,858,804
4.75%, 01/15/18 ................. 12,300 3,381,085
4.00%, 01/21/19 ................. 12,000 3,298,620
Banco Santander SA, 6.92%, 08/08/33 .... USD 11,200 10,701,418
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a)(b)
... EUR 800 760,154
Bank of Ireland Group plc, (5-Year EUR Swap
Annual + 7.92%), 7.50%
(a)(b)(k)
........ 2,222 2,303,400
Bankinter SA
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38%
(a)(b)(k)
............. 2,200 2,210,360
Barclays plc
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.67%),
8.00%
(a)(k)
.................... USD 1,037 1,019,610
(5-year SONIA Mid-Swaps Rate + 5.19%),
5.88%
(a)(b)(k)
................... GBP 449 512,216
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(k)
.................... USD 800 724,358
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a)(b)(k)
GBP 600 654,933
5.20%, 05/12/26 ................. USD 7,800 7,514,441
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(k)
.................... 7,990 5,545,396
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(k)
.................... 12,345 11,078,917
BNP Paribas SA
(a)(k)
(USISOA05 + 4.15%), 6.63%
(c)
....... 400 394,434
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(c)
..................... 25,100 24,555,897

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EUR Swap Annual + 4.65%),
6.88%
(b)
..................... EUR 800 $ 803,425
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38%
(b)
............... 1,000 1,025,533
CaixaBank SA, (5-Year EUR Swap Annual +
6.50%), 6.75%
(a)(b)(k)
.............. 2,200 2,302,690
Citigroup, Inc.
(a)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.21%),
7.63%
(k)
..................... USD 13,428 13,100,384
(1-day SOFR + 2.66%), 6.17%, 05/25/34 23,600 22,552,706
Commerzbank AG
(a)(b)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(k)
..................... EUR 4,600 4,370,936
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 .................... GBP 200 244,073
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(a)(c)(k)
.............. USD 13,270 10,081,279
First-Citizens Bank & Trust Co., 6.00%,
04/01/36 ..................... 23,131 20,055,727
HSBC Holdings plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.65%), 4.60%
(a)(k)
............... 6,310 4,768,406
ING Groep NV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.34%), 5.75%
(a)(k)
............... 1,105 978,545
Intesa Sanpaolo SpA
5.71%, 01/15/26
(c)
................ 3,890 3,714,185
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a)(b)(k)
............. EUR 700 747,476
5.15%, 06/10/30
(b)
................ GBP 2,025 2,066,713
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(c)
.................. USD 10,505 7,740,570
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(c)
.................. 7,665 4,752,889
KBC Group NV
(a)(b)(k)
(5-Year EUR Swap Annual + 4.69%), 4.75% EUR 600 622,456
(5-Year EURIBOR ICE Swap Rate +
4.93%), 8.00% ................ 1,000 1,046,293
Lloyds Banking Group plc
(a)(k)
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(b)
............... 500 490,088
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% USD 13,055 11,703,370
Santander UK Group Holdings plc, (BPSWS5 +
5.79%), 6.75%
(a)(b)(k)
.............. GBP 1,248 1,475,101
Societe Generale SA
(a)(k)
(5-Year USD Swap Semi + 4.98%), 7.88%
(c)
USD 2,440 2,419,860
(5-Year USD Swap Rate + 5.87%), 8.00%
(c)
999 975,467
(5-Year EUR Swap Annual + 5.23%),
7.88%
(b)
..................... EUR 800 808,087
UniCredit SpA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(k)
............... 600 621,904
(5-Year EUR Swap Annual + 2.40%),
2.00%, 09/23/29 ............... 1,658 1,674,039
(5-Year EUR Swap Annual + 2.80%),
2.73%, 01/15/32 ............... 2,200 2,045,306
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.61%), 7.63%
(a)(k)
............... USD 25,985 $ 26,197,220
242,950,129
Biotechnology — 0.0%
(b)
Cidron Aida Finco SARL
5.00%, 04/01/28 ................. EUR 404 385,732
6.25%, 04/01/28 ................. GBP 2,128 2,285,873
Grifols SA
1.63%, 02/15/25 ................. EUR 348 354,663
3.20%, 05/01/25 ................. 910 923,614
3.88%, 10/15/28 ................. 1,038 929,014
4,878,896
Broadline Retail — 0.3%
ANGI Group LLC, 3.88%, 08/15/28
(c)
..... USD 9,617 7,525,072
Go Daddy Operating Co. LLC
(c)
5.25%, 12/01/27 ................. 6,055 5,711,651
3.50%, 03/01/29 ................. 9,073 7,633,595
LCM Investments Holdings II LLC, 8.25%,
08/01/31
(c)
.................... 15,693 15,244,512
Marks & Spencer plc, 3.75%, 05/19/26
(b)
... GBP 194 221,752
Match Group Holdings II LLC
(c)
4.63%, 06/01/28 ................. USD 10,281 9,217,071
5.63%, 02/15/29 ................. 72 66,420
4.13%, 08/01/30 ................. 3,886 3,206,573
3.63%, 10/01/31 ................. 8,705 6,869,289
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 4,684 4,394,094
60,090,029
Building Products — 0.8%
Advanced Drainage Systems, Inc.
(c)
5.00%, 09/30/27 ................. 16,701 15,601,726
6.38%, 06/15/30 ................. 22,207 21,328,713
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
.................... 9,901 9,551,011
HT Troplast GmbH, 9.38%, 07/15/28
(b)
.... EUR 1,914 2,036,527
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
............... USD 2,204 2,055,871
JELD-WEN, Inc., 4.63%, 12/15/25
(c)
..... 13,742 13,194,654
Masonite International Corp.
(c)
5.38%, 02/01/28 ................. 1,189 1,105,913
3.50%, 02/15/30 ................. 6,398 5,198,543
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 ................. 11,433 10,258,491
9.75%, 07/15/28 ................. 9,352 9,235,100
PCF GmbH, 4.75%, 04/15/26
(b)
........ EUR 1,203 989,771
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(c)
.................... USD 29,291 27,049,096
Standard Industries, Inc.
2.25%, 11/21/26
(b)
................ EUR 5,031 4,690,178
5.00%, 02/15/27
(c)
................ USD 7,723 7,158,844
4.75%, 01/15/28
(c)
................ 3,332 3,005,427
4.38%, 07/15/30
(c)
................ 22,100 18,303,198
3.38%, 01/15/31
(c)
................ 8,137 6,289,747
Summit Materials LLC, 5.25%, 01/15/29
(c)
.. 1,574 1,429,182
158,481,992
Capital Markets — 0.6%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 8,264 8,314,658
Ares Capital Corp., 7.00%, 01/15/27 ..... 8,270 8,269,899
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 5,372 5,380,244
3.25%, 03/15/27 ................. 5,766 5,008,541
Blue Owl Capital Corp.
3.75%, 07/22/25 ................. 9,307 8,720,048

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.40%, 07/15/26 ................. USD 3,430 $ 3,075,209
Blue Owl Credit Income Corp.
5.50%, 03/21/25 ................. 10,277 9,940,973
3.13%, 09/23/26 ................. 4,472 3,930,913
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 10,295 9,000,798
Deutsche Bank AG
(a)(b)(k)
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00% ............... EUR 200 209,054
(5-Year EUR Swap Annual + 5.69%), 6.75% 2,000 1,712,745
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
............... USD 1,189 1,057,872
Lehman Brothers Holdings, Inc.
5.38%, 10/17/12
(f)(l)
............... EUR 4,550 20,204
4.75%, 01/16/14
(f)(l)
............... 14,545 64,587
(3-mo. EURIBOR + 0.30%), 0.00%,
02/05/14
(a)(f)(l)
.................. 22,800 101,242
0.00%, 12/31/49 ................. USD 1,000 1,500
Macquarie Bank Ltd., 6.80%, 01/18/33
(c)
... 6,510 6,387,034
Northern Trust Corp., 6.13%, 11/02/32 .... 4,956 4,893,567
Sherwood Financing plc, 6.00%, 11/15/26
(b)
. GBP 156 161,309
UBS Group AG
(a)
(5-Year USD Swap Semi + 4.87%), 7.00%
(b)
(k)
......................... USD 2,496 2,418,000
(5-Year USD Swap Semi + 4.59%), 6.88%
(b)
(k)
......................... 1,299 1,224,682
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 6.25%,
09/22/29
(c)
................... 12,735 12,601,393
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(c)(k)
.................... 13,275 9,510,519
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30%,
09/22/34
(c)
................... 10,955 10,699,294
Vivion Investments SARL, 3.00%, 08/08/24
(b)
EUR 1,100 1,058,307
113,762,592
Chemicals — 2.3%
Ashland, Inc., 3.38%, 09/01/31
(c)
........ USD 8,222 6,393,725
Avient Corp., 7.13%, 08/01/30
(c)
........ 4,421 4,343,139
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(b)
............... EUR 2,426 2,524,030
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. USD 15,625 14,518,469
3.38%, 02/15/29 ................. 14,666 12,210,790
Celanese US Holdings LLC
6.35%, 11/15/28 ................. 9,046 8,932,309
6.55%, 11/15/30 ................. 8,668 8,482,767
6.70%, 11/15/33 ................. 12,214 11,889,283
Chemours Co. (The)
(c)
5.75%, 11/15/28 ................. 6,014 5,219,549
4.63%, 11/15/29 ................. 5,052 4,064,093
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 90,006 77,673,999
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
.................... EUR 2,166 2,107,673
Gates Global LLC, 6.25%, 01/15/26
(c)
..... USD 22,177 21,611,209
HB Fuller Co., 4.25%, 10/15/28 ........ 7,667 6,765,361
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 25,361 19,691,982
Herens Midco SARL, 5.25%, 05/15/29
(b)
... EUR 1,743 1,050,388
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... USD 28,220 26,652,339
INEOS Finance plc, 6.63%, 05/15/28
(b)
.... EUR 424 439,027
INEOS Quattro Finance 2 plc
(b)
2.50%, 01/15/26 ................. 1,306 1,254,525
2.50%, 01/15/26 ................. 2,206 2,119,052
Ingevity Corp., 3.88%, 11/01/28
(c)
....... USD 4,329 3,569,347
Security
Par (000)
Par (000) Value
Chemicals (continued)
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(c)
USD 16,476 $ 12,027,480
Kronos International, Inc., 3.75%, 09/15/25
(b)
EUR 2,365 2,248,506
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. USD 8,757 7,280,571
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
8,620 7,906,264
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(b)
EUR 682 703,826
Nobian Finance BV, 3.63%, 07/15/26
(b)
.... 1,584 1,510,304
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. USD 1,606 1,577,878
Olympus Water US Holding Corp.
9.63%, 11/15/28
(b)
................ EUR 2,525 2,662,733
9.75%, 11/15/28
(c)
................ USD 45,808 45,708,977
SCIL IV LLC
5.38%, 11/01/26
(c)
................ 13,478 12,315,102
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
8.10%, 11/01/26
(a)(b)
............. EUR 512 537,252
9.50%, 07/15/28
(b)
................ 1,316 1,416,922
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. USD 4,853 3,707,837
4.38%, 02/01/32 ................. 1,779 1,335,486
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
.................... 30,177 24,184,753
Synthomer plc, 3.88%, 07/01/25
(b)
....... EUR 2,222 2,238,501
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. USD 8,077 7,410,144
5.63%, 08/15/29 ................. 58,579 47,375,766
7.38%, 03/01/31 ................. 18,810 18,235,985
441,897,343
Commercial Services & Supplies — 3.5%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 5,578 4,716,255
4.88%, 07/15/32 ................. 4,937 4,122,395
Allied Universal Holdco LLC
6.63%, 07/15/26
(c)
................ 73,818 69,945,493
9.75%, 07/15/27
(c)
................ 33,219 29,711,542
3.63%, 06/01/28
(b)
................ EUR 920 800,021
4.63%, 06/01/28
(c)
................ USD 81,555 67,839,597
4.88%, 06/01/28
(b)
................ GBP 827 801,416
6.00%, 06/01/29
(c)
................ USD 65,202 48,607,277
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 12,124 10,188,343
4.75%, 10/15/29 ................. 6,702 5,864,077
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 8,209 7,882,507
5.75%, 07/15/29 ................. 13,584 11,446,111
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 4,765 4,683,567
6.38%, 05/01/25 ................. 15,132 15,373,204
5.00%, 02/01/28 ................. 36,903 34,129,127
Ashtead Capital, Inc., 5.95%, 10/15/33
(c)
... 16,915 16,058,381
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 1,038 1,017,483
Cedacri Mergeco SpA, (3-mo. EURIBOR +
5.50%), 9.28%, 05/15/28
(a)(b)
......... EUR 1,351 1,415,847
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. USD 8,229 7,754,492
5.13%, 07/15/29 ................. 4,198 3,861,766
6.38%, 02/01/31 ................. 6,416 6,238,731
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 5,910 4,848,564
5.00%, 09/01/30 ................. 4,765 3,802,476
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 13,997 12,808,097
9.50%, 11/01/27 ................. 3,934 3,761,361
7.75%, 02/15/28 ................. 31,665 31,044,442
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 6,270 6,025,470
3.75%, 08/01/25 ................. 15,445 14,640,031

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.13%, 12/15/26 ................. USD 23,593 $ 22,474,423
4.00%, 08/01/28 ................. 12,770 11,158,001
3.50%, 09/01/28 ................. 3,962 3,410,927
4.75%, 06/15/29 ................. 32,488 28,878,853
4.38%, 08/15/29 ................. 11,444 9,940,373
Intrum AB
(b)
3.13%, 07/15/24 ................. EUR 1,411 1,441,575
4.88%, 08/15/25 ................. 1,834 1,758,576
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... USD 6,421 6,292,580
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 13,966 11,246,010
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 17,578 15,913,575
Paprec Holding SA
(b)
4.00%, 03/31/25 ................. EUR 1,125 1,166,022
3.50%, 07/01/28 ................. 1,240 1,170,059
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. USD 17,395 16,876,078
6.25%, 01/15/28 ................. 29,609 27,422,923
Q-Park Holding I BV
(b)
1.50%, 03/01/25 ................. EUR 1,118 1,143,590
(3-mo. EURIBOR + 2.00%), 5.80%,
03/01/26
(a)
................... 533 557,879
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... USD 4,208 3,628,769
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(b)
............... EUR 2,110 2,164,731
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(b)
............... 2,251 2,295,527
Verisure Holding AB
(b)
3.88%, 07/15/26 ................. 1,425 1,416,186
3.25%, 02/15/27 ................. 2,381 2,259,288
9.25%, 10/15/27 ................. 1,307 1,464,735
7.13%, 02/01/28 ................. 146 155,902
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... USD 67,899 63,402,478
Williams Scotsman, Inc., 7.38%, 10/01/31
(c)
. 20,727 20,613,920
687,641,053
Communications Equipment — 0.6%
(c)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 29,600 28,177,813
CommScope, Inc.
6.00%, 03/01/26 ................. 11,889 11,095,161
4.75%, 09/01/29 ................. 26,797 19,710,385
Viasat, Inc.
5.63%, 09/15/25 ................. 36,976 34,156,580
5.63%, 04/15/27 ................. 6,465 5,601,049
7.50%, 05/30/31 ................. 3,102 2,048,871
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 12,702 10,325,456
111,115,315
Construction & Engineering — 0.6%
Arcosa, Inc., 4.38%, 04/15/29
(c)
........ 22,523 19,655,878
Azzurra Aeroporti SpA
(b)
2.13%, 05/30/24 ................. EUR 4,012 4,143,857
2.63%, 05/30/27 ................. 179 169,889
Brand Industrial Services, Inc., 10.38%,
08/01/30
(c)
.................... USD 70,772 70,880,989
Cellnex Finance Co. SA
(b)
1.00%, 09/15/27 ................. EUR 500 457,784
1.50%, 06/08/28 ................. 1,700 1,551,368
1.25%, 01/15/29 ................. 900 793,745
2.00%, 02/15/33 ................. 3,800 3,094,382
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
.. USD 6,838 5,914,874
Gatwick Airport Finance plc, 4.38%, 04/07/26
(b)
GBP 979 1,105,489
Heathrow Finance plc
(b)(e)
4.75%, 03/01/24 ................. 972 1,171,113
5.75%, 03/03/25 ................. 772 920,573
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
3.88%, 03/01/27 ................. GBP 549 $ 586,106
4.13%, 09/01/29 ................. 817 803,721
MasTec, Inc., 4.50%, 08/15/28
(c)
........ USD 1,723 1,549,485
Webuild SpA, 7.00%, 09/27/28
(b)
........ EUR 1,295 1,341,603
114,140,856
Consumer Finance — 1.9%
Capital One Financial Corp., (1-day SOFR +
2.86%), 6.38%, 06/08/34
(a)
.......... USD 5,390 5,086,627
Encore Capital Group, Inc.
(b)
4.88%, 10/15/25 ................. EUR 532 547,085
5.38%, 02/15/26 ................. GBP 1,000 1,118,673
4.25%, 06/01/28 ................. 1,759 1,716,925
Ford Motor Credit Co. LLC
3.81%, 01/09/24 ................. USD 1,844 1,823,923
5.58%, 03/18/24 ................. 3,500 3,477,732
2.75%, 06/14/24 ................. GBP 1,819 2,144,347
3.66%, 09/08/24 ................. USD 13,142 12,716,592
4.54%, 03/06/25 ................. GBP 2,394 2,804,199
4.69%, 06/09/25 ................. USD 4,049 3,890,662
5.13%, 06/16/25 ................. 13,706 13,267,723
4.13%, 08/04/25 ................. 8,979 8,512,843
3.38%, 11/13/25 ................. 6,710 6,225,645
4.39%, 01/08/26 ................. 11,887 11,219,301
6.86%, 06/05/26 ................. GBP 1,382 1,661,391
6.95%, 06/10/26 ................. USD 3,000 2,996,325
2.70%, 08/10/26 ................. 17,658 15,757,394
4.95%, 05/28/27 ................. 15,531 14,578,225
7.35%, 11/04/27 ................. 4,286 4,370,289
6.80%, 05/12/28 ................. 33,300 33,261,481
5.11%, 05/03/29 ................. 6,693 6,126,299
7.35%, 03/06/30 ................. 33,928 34,358,139
7.20%, 06/10/30 ................. 41,023 41,228,115
3.63%, 06/17/31 ................. 10,165 8,213,854
Global Aircraft Leasing Co. Ltd.
(c)(j)
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 6,772 6,450,140
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(a)
............... 12,476 11,883,819
Macquarie Airfinance Holdings Ltd.
(c)
8.38%, 05/01/28 ................. 6,216 6,301,470
8.13%, 03/30/29 ................. 10,796 10,810,575
Navient Corp.
6.13%, 03/25/24 ................. 477 474,451
5.88%, 10/25/24 ................. 1,709 1,682,032
5.50%, 03/15/29 ................. 105 88,201
9.38%, 07/25/30 ................. 17,533 17,291,921
OneMain Finance Corp.
6.88%, 03/15/25 ................. 15,547 15,423,758
7.13%, 03/15/26 ................. 13,399 13,122,733
6.63%, 01/15/28 ................. 14,970 13,812,370
9.00%, 01/15/29 ................. 2,800 2,790,956
5.38%, 11/15/29 ................. 12,288 10,291,200
4.00%, 09/15/30 ................. 11,397 8,551,796
SLM Corp., 3.13%, 11/02/26 .......... 8,715 7,559,336
363,638,547
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc.
(c)
3.25%, 03/15/26 ................. 18,245 16,899,665
4.63%, 01/15/27 ................. 11,596 10,949,153
5.88%, 02/15/28 ................. 12,444 11,977,084
6.50%, 02/15/28 ................. 8,976 8,871,670
3.50%, 03/15/29 ................. 28,203 24,045,466
4.88%, 02/15/30 ................. 10,656 9,601,314

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Bellis Acquisition Co. plc
(b)
3.25%, 02/16/26 ................. GBP 3,199 $ 3,388,906
4.50%, 02/16/26 ................. 4,678 5,057,917
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR +
4.00%), 7.85%, 07/01/26
(a)(b)
......... EUR 891 936,263
Performance Food Group, Inc.
(c)
5.50%, 10/15/27 ................. USD 2,942 2,787,371
4.25%, 08/01/29 ................. 20,521 17,726,823
Picard Groupe SAS, 3.88%, 07/01/26
(b)
... EUR 1,480 1,447,532
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
USD 4,464 3,402,907
US Foods, Inc.
(c)
6.88%, 09/15/28 ................. 11,675 11,650,483
4.75%, 02/15/29 ................. 7,453 6,661,252
4.63%, 06/01/30 ................. 8,285 7,198,022
7.25%, 01/15/32 ................. 14,066 14,051,793
156,653,621
Containers & Packaging — 3.1%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 51,214 38,638,099
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(c)
................ 22,128 21,264,287
3.25%, 09/01/28
(c)
................ 1,840 1,534,177
3.00%, 09/01/29
(b)
................ EUR 6,219 4,981,117
4.00%, 09/01/29
(c)
................ USD 82,135 64,276,477
Ardagh Packaging Finance plc
5.25%, 04/30/25
(c)
................ 16,733 16,310,514
2.13%, 08/15/26
(b)
................ EUR 9,262 8,680,001
2.13%, 08/15/26
(b)
................ 3,540 3,317,119
4.13%, 08/15/26
(c)
................ USD 5,289 4,834,234
4.75%, 07/15/27
(b)
................ GBP 2,386 2,295,543
5.25%, 08/15/27
(c)
................ USD 5,566 4,644,799
Ball Corp.
6.00%, 06/15/29 ................. 11,122 10,797,448
3.13%, 09/15/31 ................. 7,657 5,996,062
Canpack SA, 3.13%, 11/01/25
(c)
........ 7,284 6,755,182
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 36,698 34,121,345
8.75%, 04/15/30 ................. 31,923 27,379,058
Crown Americas LLC
4.75%, 02/01/26 ................. 69 66,272
4.25%, 09/30/26 ................. 3,032 2,850,080
5.25%, 04/01/30 ................. 942 872,480
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 1,005 1,020,075
Crown European Holdings SA
(b)
3.38%, 05/15/25 ................. EUR 1,046 1,078,310
5.00%, 05/15/28 ................. 672 707,033
Fiber Bidco SpA, 11.00%, 10/25/27
(b)
..... 2,028 2,286,150
Graphic Packaging International LLC
4.75%, 07/15/27
(c)
................ USD 2,203 2,076,614
3.50%, 03/15/28
(c)
................ 269 236,005
2.63%, 02/01/29
(b)
................ EUR 4,253 3,900,565
Kleopatra Finco SARL
(b)
4.25%, 03/01/26 ................. 130 114,653
4.25%, 03/01/26 ................. 2,222 1,959,687
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(b)
501 325,367
LABL, Inc.
(c)
6.75%, 07/15/26 ................. USD 1,209 1,171,699
5.88%, 11/01/28 ................. 11,902 10,684,653
9.50%, 11/01/28 ................. 25,408 26,043,197
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 08/15/26 ................. 170,885 164,858,894
9.25%, 04/15/27 ................. 5,012 4,380,914
OI European Group BV
6.25%, 05/15/28
(c)
................ EUR 6,765 7,269,594
6.25%, 05/15/28
(b)
................ 1,289 1,385,145
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Owens-Brockway Glass Container, Inc.
(c)
6.63%, 05/13/27 ................. USD 2,272 $ 2,214,932
7.25%, 05/15/31 ................. 18,570 18,152,175
Sealed Air Corp.
(c)
4.00%, 12/01/27 ................. 3,065 2,734,889
6.13%, 02/01/28 ................. 8,516 8,247,922
5.00%, 04/15/29 ................. 3,569 3,208,958
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
6,132 6,407,940
Trivium Packaging Finance BV
5.50%, 08/15/26
(c)(e)
............... 25,896 24,146,285
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.53%, 08/15/26
(a)(b)
............. EUR 927 965,370
8.50%, 08/15/27
(c)(e)
............... USD 54,729 50,016,000
605,207,320
Distributors — 0.2%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 10,491 8,742,397
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 20,559 19,525,499
Resideo Funding, Inc., 4.00%, 09/01/29 ... 3,756 3,085,854
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 4,247 4,237,232
35,590,982
Diversified Consumer Services — 0.5%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 2,623 2,531,195
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 6,670 5,634,256
Rekeep SpA, 7.25%, 02/01/26
(b)
........ EUR 3,034 2,900,887
Service Corp. International
5.13%, 06/01/29 ................. USD 1,427 1,319,261
3.38%, 08/15/30 ................. 5,789 4,665,934
4.00%, 05/15/31 ................. 18,376 15,086,353
Sotheby's
(c)
7.38%, 10/15/27 ................. 44,331 40,803,046
5.88%, 06/01/29 ................. 22,050 17,695,125
TUI Cruises GmbH, 6.50%, 05/15/26
(b)
.... EUR 1,212 1,207,991
91,844,048
Diversified REITs — 0.7%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. USD 4,484 3,471,714
GLP Capital LP, 3.25%, 01/15/32 ....... 15,238 11,826,041
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 7,300 6,488,483
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 7,035 5,782,295
Iron Mountain UK plc, 3.88%, 11/15/25
(b)
... GBP 1,232 1,416,741
MPT Operating Partnership LP, 2.50%,
03/24/26 ..................... 13,667 12,631,060
RHP Hotel Properties LP, 7.25%, 07/15/28
(c)
USD 21,469 21,093,148
VICI Properties LP
4.63%, 12/01/29
(c)
................ 29,616 26,270,873
4.95%, 02/15/30 ................. 14,931 13,661,382
4.13%, 08/15/30
(c)
................ 15,110 12,849,242
5.63%, 05/15/52 ................. 15,111 12,513,341
128,004,320
Diversified Telecommunication Services — 4.7%
Altice France SA
2.50%, 01/15/25
(b)
................ EUR 945 944,151
2.13%, 02/15/25
(b)
................ 2,014 2,001,543
5.88%, 02/01/27
(b)
................ 985 893,686
8.13%, 02/01/27
(c)
................ USD 22,734 20,160,425
3.38%, 01/15/28
(b)
................ EUR 672 525,160
5.13%, 01/15/29
(c)
................ USD 9,988 7,101,728
5.13%, 07/15/29
(c)
................ 37,134 26,398,776
5.50%, 10/15/29
(c)
................ 37,944 27,286,103
British Telecommunications plc
(a)
(5-Year EUR Swap Annual + 2.13%),
1.87%, 08/18/80
(b)
.............. EUR 376 362,743

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.99%), 4.25%,
11/23/81
(c)
................... USD 840 $ 736,276
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%), 4.88%,
11/23/81
(c)
................... 628 503,796
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%,
12/20/83
(b)
................... GBP 1,835 2,233,259
CCO Holdings LLC
(c)
5.13%, 05/01/27 ................. USD 13,765 12,825,073
5.00%, 02/01/28 ................. 20,757 18,850,225
5.38%, 06/01/29 ................. 10,358 9,293,283
6.38%, 09/01/29 ................. 39,039 36,402,517
4.75%, 03/01/30 ................. 17,532 14,717,260
4.50%, 08/15/30 ................. 7,671 6,296,457
4.25%, 02/01/31 ................. 43,526 34,648,372
7.38%, 03/01/31 ................. 89,184 86,136,485
4.75%, 02/01/32 ................. 22,962 18,369,600
4.25%, 01/15/34 ................. 13,440 9,895,576
Cellnex Telecom SA
(b)
2.13%, 08/11/30
(m)
................ EUR 1,800 1,808,920
1.75%, 10/23/30 ................. 1,000 857,673
0.75%, 11/20/31
(m)
................ 2,600 2,108,240
eircom Finance DAC, 1.75%, 11/01/24
(b)
... 580 598,359
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. USD 11,716 10,655,330
5.00%, 05/01/28 ................. 32,027 27,345,371
8.75%, 05/15/30 ................. 74,908 71,123,294
Global Switch Holdings Ltd., 2.25%, 05/31/27
(b)
EUR 789 768,255
Iliad Holding SASU
6.50%, 10/15/26
(c)
................ USD 51,819 48,684,624
5.63%, 10/15/28
(b)
................ EUR 1,140 1,119,409
7.00%, 10/15/28
(c)
................ USD 12,195 11,100,820
Iliad SA
(b)
5.38%, 06/14/27 ................. EUR 3,000 3,082,319
1.88%, 02/11/28 ................. 400 354,544
5.63%, 02/15/30 ................. 800 805,625
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(b)
.................... 2,808 2,594,303
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
357 330,355
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. USD 49,426 46,281,513
4.63%, 09/15/27 ................. 58,281 41,913,776
3.63%, 01/15/29 ................. 5,169 2,894,640
10.50%, 05/15/30 ................ 51,310 51,648,030
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(b)
EUR 4,308 4,226,836
Lumen Technologies, Inc., 4.00%, 02/15/27
(c)
USD 24,694 16,259,764
RCS & RDS SA, 2.50%, 02/05/25
(b)
...... EUR 2,900 2,938,754
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
.................... USD 2,250 2,033,438
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 11,167 9,682,600
6.00%, 09/30/34 ................. 11,888 9,911,991
7.20%, 07/18/36 ................. 7,440 6,619,993
7.72%, 06/04/38 ................. 9,845 9,008,175
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 1,762 1,974,721
Telecom Italia SpA
4.00%, 04/11/24
(b)
................ 909 953,832
5.30%, 05/30/24
(c)
................ USD 1,907 1,874,940
2.75%, 04/15/25
(b)
................ EUR 1,013 1,021,247
3.00%, 09/30/25
(b)
................ 1,000 1,003,542
3.63%, 05/25/26
(b)
................ 200 200,878
2.38%, 10/12/27
(b)
................ 1,012 929,294
6.88%, 02/15/28
(b)
................ 1,732 1,840,587
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
7.88%, 07/31/28
(b)
................ EUR 3,263 $ 3,571,219
1.63%, 01/18/29
(b)
................ 100 82,595
5.25%, 03/17/55 ................. 400 336,442
Uniti Group LP, 10.50%, 02/15/28
(c)
...... USD 47,043 46,076,393
Virgin Media Secured Finance plc
5.00%, 04/15/27
(b)
................ GBP 1,844 2,084,337
5.25%, 05/15/29
(b)
................ 777 815,295
4.50%, 08/15/30
(c)
................ USD 1,160 958,276
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 132,984 98,658,901
6.13%, 03/01/28 ................. 44,670 28,710,289
914,432,233
Electric Utilities — 0.4%
Alexander Funding Trust II, 7.47%, 07/31/28
(c)
10,540 10,553,806
Clearway Energy Operating LLC, 3.75%,
02/15/31
(c)
.................... 2,041 1,609,938
EDP - Energias de Portugal SA
(a)(b)
(5-Year EUR Swap Annual + 1.84%),
1.70%, 07/20/80 ............... EUR 800 779,193
(5-Year EUR Swap Annual + 2.38%),
1.88%, 08/02/81 ............... 2,700 2,526,299
(5-Year EUR Swap Annual + 3.18%),
5.94%, 04/23/83 ............... 400 418,671
Naturgy Finance BV, (5-Year EUR Swap Annual
+ 2.44%), 2.37%
(a)(b)(k)
............. 2,100 1,959,348
NextEra Energy Operating Partners LP
(c)
4.25%, 09/15/24 ................. USD 106 101,495
3.88%, 10/15/26 ................. 7,298 6,607,723
NRG Energy, Inc.
6.63%, 01/15/27 ................. 3,000 2,938,657
7.00%, 03/15/33
(c)
................ 10,345 9,995,076
Palomino Funding Trust I, 7.23%, 05/17/28
(c)
8,795 8,826,313
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 9,060 7,868,609
Vistra Operations Co. LLC
(c)
7.75%, 10/15/31 ................. 19,320 19,031,052
6.95%, 10/15/33 ................. 13,530 13,270,695
86,486,875
Electrical Equipment — 0.5%
(c)
Regal Rexnord Corp.
6.05%, 04/15/28 ................. 32,040 31,164,236
6.30%, 02/15/30 ................. 11,435 11,045,892
6.40%, 04/15/33 ................. 11,535 11,110,602
Sensata Technologies BV
5.63%, 11/01/24 ................. 2,862 2,828,796
5.00%, 10/01/25 ................. 2,784 2,698,915
4.00%, 04/15/29 ................. 4,683 4,032,521
5.88%, 09/01/30 ................. 6,758 6,295,912
Vertiv Group Corp., 4.13%, 11/15/28 ..... 34,776 30,568,482
99,745,356
Electronic Equipment, Instruments & Components — 0.3%
(c)
Coherent Corp., 5.00%, 12/15/29 ....... 20,812 18,044,837
Sensata Technologies, Inc.
4.38%, 02/15/30 ................. 34,475 29,769,352
3.75%, 02/15/31 ................. 11,455 9,270,818
57,085,007
Energy Equipment & Services — 3.6%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 9,607 9,293,255
6.25%, 04/01/28 ................. 51,516 47,962,646
Enerflex Ltd., 9.00%, 10/15/27
(c)
........ 14,913 14,726,587
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 8,865 8,565,806
7.50%, 01/15/28 ................. 13,079 12,091,377

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Nabors Industries, Inc.
5.75%, 02/01/25 ................. USD 39,613 $ 38,771,224
7.38%, 05/15/27
(c)
................ 14,423 13,952,476
Nine Energy Service, Inc., 13.00%, 02/01/28 4,956 4,520,172
Noble Finance II LLC, 8.00%, 04/15/30
(c)
... 18,050 18,286,058
Oceaneering International, Inc., 6.00%,
02/01/28
(c)
.................... 4,248 4,001,892
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 5,895 5,916,178
Precision Drilling Corp., 6.88%, 01/15/29
(c)
. 703 665,883
Seadrill Finance Ltd., 8.38%, 08/01/30
(c)
... 12,001 12,218,458
Shelf Drilling Holdings Ltd., Class B, 9.63%,
04/15/29 ..................... 12,239 12,016,740
Tervita Corp., 11.00%, 12/01/25
(c)
....... 5,460 5,708,236
Transocean Aquila Ltd., 8.00%, 09/30/28
(c)
. 7,719 7,719,000
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
.................... 10,255 10,434,463
Transocean, Inc.
(c)
7.50%, 01/15/26 ................. 35,088 34,292,194
11.50%, 01/30/27 ................ 31,818 33,369,128
8.00%, 02/01/27 ................. 15,480 14,899,500
8.75%, 02/15/30 ................. 54,281 55,502,425
USA Compression Partners LP
6.88%, 04/01/26 ................. 33,857 33,164,391
6.88%, 09/01/27 ................. 16,046 15,555,839
Valaris Ltd., 8.38%, 04/30/30
(c)
......... 43,068 43,100,301
Vallourec SACA, 8.50%, 06/30/26
(b)
...... EUR 1,994 2,108,157
Vantage Drilling International, 9.50%,
02/15/28
(c)
.................... USD 16,723 16,388,540
Venture Global LNG, Inc.
(c)
8.13%, 06/01/28 ................. 76,420 75,666,720
8.38%, 06/01/31 ................. 116,519 114,545,413
Weatherford International Ltd.
(c)
6.50%, 09/15/28 ................. 9,293 9,293,929
8.63%, 04/30/30 ................. 19,623 19,773,214
694,510,202
Entertainment — 0.6%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(c)
.................... 15,042 9,917,296
Live Nation Entertainment, Inc.
(c)
4.88%, 11/01/24 ................. 1,420 1,395,150
5.63%, 03/15/26 ................. 923 886,205
6.50%, 05/15/27 ................. 80,535 79,406,817
4.75%, 10/15/27 ................. 17,840 16,334,750
3.75%, 01/15/28 ................. 8,973 7,918,672
Odeon Finco plc, 12.75%, 11/01/27
(c)
..... 3,721 3,700,423
Pinewood Finance Co. Ltd., 3.63%, 11/15/27
(b)
GBP 560 594,474
Pinnacle Bidco plc
(b)
8.25%, 10/11/28 ................. EUR 498 524,226
10.00%, 10/11/28 ................ GBP 659 801,569
Playtika Holding Corp., 4.25%, 03/15/29
(c)
.. USD 4,614 3,852,690
125,332,272
Financial Services — 2.3%
Agps Bondco plc
(b)(f)(l)
6.00%, 08/05/25 ................. EUR 1,400 640,017
5.50%, 11/13/26 ................. 2,100 879,431
5.00%, 01/14/29 ................. 1,200 377,946
Block, Inc.
2.75%, 06/01/26 ................. USD 38,888 34,975,793
3.50%, 06/01/31 ................. 67,465 52,997,887
Blue Owl Credit Income Corp., 7.75%, 09/16/27 18,688 18,537,727
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 21,501 21,176,535
Freedom Mortgage Corp.
(c)
12.00%, 10/01/28 ................ 6,136 6,239,398
12.25%, 10/01/30 ................ 6,131 6,266,798
Security
Par (000)
Par (000) Value
Financial Services (continued)
Garfunkelux Holdco 3 SA
(b)
6.75%, 11/01/25 ................. EUR 1,568 $ 1,270,265
7.75%, 11/01/25 ................. GBP 777 714,251
GGAM Finance Ltd.
(c)
7.75%, 05/15/26 ................. USD 2,587 2,561,136
8.00%, 06/15/28 ................. 2,587 2,581,897
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
.. 18,235 15,353,983
MGIC Investment Corp., 5.25%, 08/15/28 .. 7,434 6,922,655
Nationstar Mortgage Holdings, Inc.
(c)
5.00%, 02/01/26 ................. 80,363 75,066,776
6.00%, 01/15/27 ................. 3,788 3,579,367
5.75%, 11/15/31 ................. 6,854 5,669,780
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a)(b)(k)
.............. GBP 1,135 1,177,091
Nexi SpA, 0.00%, 02/24/28
(b)(m)(n)
........ EUR 4,700 3,776,410
Permian Resources Operating LLC, 7.00%,
01/15/32
(c)
.................... USD 10,881 10,730,978
Rocket Mortgage LLC
(c)
2.88%, 10/15/26 ................. 43,405 38,226,349
3.88%, 03/01/31 ................. 8,250 6,578,302
4.00%, 10/15/33 ................. 6,904 5,213,784
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 38,951 36,725,340
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(b)
.................... EUR 961 945,089
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. USD 90,159 90,174,688
449,359,673
Food Products — 1.0%
B&G Foods, Inc., 8.00%, 09/15/28
(c)
..... 6,790 6,799,264
Chobani LLC
(c)
7.50%, 04/15/25 ................. 67,694 67,056,322
4.63%, 11/15/28 ................. 45,987 40,559,614
Darling Global Finance BV, 3.63%, 05/15/26
(b)
EUR 4,402 4,502,945
Darling Ingredients, Inc.
(c)
5.25%, 04/15/27 ................. USD 1,783 1,699,036
6.00%, 06/15/30 ................. 23,123 21,891,300
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 17,294 15,951,064
4.13%, 01/31/30 ................. 15,659 13,390,773
4.38%, 01/31/32 ................. 16,735 14,019,539
Post Holdings, Inc.
(c)
5.75%, 03/01/27 ................. 98 94,127
5.50%, 12/15/29 ................. 2,000 1,812,959
4.63%, 04/15/30 ................. 183 156,699
4.50%, 09/15/31 ................. 1,987 1,653,767
Premier Foods Finance plc, 3.50%, 10/15/26
(b)
GBP 469 519,582
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... USD 4,175 3,424,857
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(b)
EUR 1,225 1,320,775
194,852,623
Gas Utilities — 0.2%
AmeriGas Partners LP, 9.38%, 06/01/28
(c)
.. USD 17,191 17,427,376
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(c)
............... 15,584 15,720,360
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 4,099 3,421,558
UGI International LLC, 2.50%, 12/01/29
(b)
.. EUR 1,813 1,580,949
38,150,243
Ground Transportation — 1.2%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
USD 11,529 10,889,025
BCP V Modular Services Finance II plc
(b)
4.75%, 11/30/28 ................. EUR 2,400 2,121,850
6.13%, 11/30/28 ................. GBP 1,900 1,889,325
EC Finance plc, 3.00%, 10/15/26
(b)
...... EUR 629 616,939

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. USD 5,759 $ 5,103,914
5.00%, 12/01/29 ................. 5,757 4,507,280
Loxam SAS
(b)
3.25%, 01/14/25 ................. EUR 100 103,600
5.75%, 07/15/27 ................. 989 967,199
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a)(b)(k)
................... GBP 1,390 1,462,917
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. USD 10,396 9,122,501
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 15,444 15,540,525
0.00%, 12/15/25
(m)(n)
.............. 25,622 23,903,181
8.00%, 11/01/26
(c)
................ 21,561 21,814,449
7.50%, 09/15/27
(c)
................ 47,520 47,914,606
6.25%, 01/15/28
(c)
................ 18,610 18,198,068
4.50%, 08/15/29
(c)
................ 59,469 53,156,764
Williams Scotsman International, Inc.
(c)
6.13%, 06/15/25 ................. 7,960 7,880,400
4.63%, 08/15/28 ................. 3,604 3,225,580
XPO Escrow Sub LLC, 7.50%, 11/15/27
(c)
.. 3,359 3,396,083
231,814,206
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.
2.63%, 11/01/25
(b)
................ EUR 5,701 5,751,220
3.88%, 07/15/28
(b)
................ 1,235 1,196,677
4.63%, 07/15/28
(c)
................ USD 27,310 24,897,948
3.88%, 11/01/29
(c)
................ 15,639 13,366,189
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(c)
.................... 73,172 73,389,321
Embecta Corp., 6.75%, 02/15/30
(c)
...... 2,320 1,896,600
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 11,428 11,929,179
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 24,728 20,905,610
5.25%, 10/01/29 ................. 84,963 73,433,198
Teleflex, Inc.
4.63%, 11/15/27 ................. 3,408 3,126,840
4.25%, 06/01/28
(c)
................ 3,023 2,704,225
232,597,007
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 3,633 3,378,561
5.00%, 04/15/29 ................. 3,136 2,819,546
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 2,859 2,467,760
5.13%, 03/01/30 ................. 3,371 2,610,426
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
23,497 19,737,480
Clariane SE, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%), 4.13%
(a)(b)(k)
GBP 2,500 2,158,357
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 ................. USD 18,483 15,853,139
6.00%, 01/15/29 ................. 27,324 22,066,341
5.25%, 05/15/30 ................. 39,651 30,141,758
4.75%, 02/15/31 ................. 31,452 22,259,210
Encompass Health Corp.
4.50%, 02/01/28 ................. 1,364 1,242,764
4.75%, 02/01/30 ................. 17,363 15,360,893
4.63%, 04/01/31 ................. 12,681 10,749,412
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 36,331 31,294,622
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(c)
.................... 6,982 6,004,520
LifePoint Health, Inc.
9.88%, 08/15/30
(c)
................ 20,746 20,084,825
Class B, 11.00%, 10/15/30 .......... 23,555 23,555,000
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... USD 19,146 $ 18,199,422
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 8,312 7,447,951
3.88%, 11/15/30 ................. 5,310 4,394,598
3.88%, 05/15/32 ................. 9,274 7,437,613
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 12,986 11,216,657
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... 2,884 2,666,633
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 5,299 5,130,014
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 18,239 18,102,621
10.00%, 04/15/27 ................ 13,098 13,245,353
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 32,373 31,014,294
6.25%, 02/01/27 ................. 18,739 18,131,723
5.13%, 11/01/27 ................. 12,858 11,966,102
4.63%, 06/15/28 ................. 923 830,840
6.13%, 10/01/28 ................. 2,508 2,354,385
6.13%, 06/15/30 ................. 16,202 15,190,174
6.75%, 05/15/31
(c)
................ 61,444 59,260,913
458,373,907
Health Care REITs — 0.2%
MPT Operating Partnership LP
2.55%, 12/05/23 ................. GBP 5,455 6,459,171
4.63%, 08/01/29 ................. USD 23,771 16,836,129
3.50%, 03/15/31 ................. 34,020 21,244,463
44,539,763
Health Care Technology — 0.2%
IQVIA, Inc.
1.75%, 03/15/26
(b)
................ EUR 2,964 2,914,832
5.00%, 10/15/26
(c)
................ USD 10,786 10,311,966
5.00%, 05/15/27
(c)
................ 3,990 3,760,885
2.25%, 03/15/29
(b)
................ EUR 600 529,825
6.50%, 05/15/30
(c)
................ USD 12,388 12,124,993
29,642,501
Hotel & Resort REITs — 0.3%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 28,110 25,580,100
4.50%, 02/15/29
(c)
................ 10,358 8,876,341
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 3,645 3,296,502
4.00%, 09/15/29 ................. 4,143 3,392,868
Service Properties Trust, 7.50%, 09/15/25 .. 9,677 9,507,025
50,652,836
Hotels, Restaurants & Leisure — 7.1%
1011778 BC ULC
(c)
5.75%, 04/15/25 ................. 4,262 4,229,314
3.88%, 01/15/28 ................. 6,368 5,712,352
4.38%, 01/15/28 ................. 13,148 11,850,926
4.00%, 10/15/30 ................. 3,841 3,191,770
Accor SA, (5-Year EUR Swap Annual + 4.56%),
4.38%
(a)(b)(k)
................... EUR 2,100 2,197,952
Allwyn Entertainment Financing UK plc
7.88%, 04/30/29
(c)
................ USD 9,600 9,600,000
7.25%, 04/30/30
(b)
................ EUR 2,572 2,741,001
Aramark International Finance SARL, 3.13%,
04/01/25
(b)
.................... 7,876 8,165,359
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 6,842 6,298,648
4.75%, 06/15/31
(c)
................ 8,988 7,648,573
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 20,030 17,519,344

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. USD 67,465 $ 66,541,590
8.13%, 07/01/27 ................. 61,830 62,124,744
4.63%, 10/15/29 ................. 28,988 24,554,572
7.00%, 02/15/30 ................. 70,431 68,533,709
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 6,345 6,318,206
Carnival Corp.
7.63%, 03/01/26
(c)
................ 11,566 11,251,221
7.63%, 03/01/26
(b)
................ EUR 2,341 2,429,333
5.75%, 03/01/27
(c)
................ USD 57,381 51,942,670
9.88%, 08/01/27
(c)
................ 17,271 18,029,629
4.00%, 08/01/28
(c)
................ 21,246 18,421,907
6.00%, 05/01/29
(c)
................ 33,512 28,585,159
7.00%, 08/15/29
(c)
................ 9,916 9,777,438
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
.................... 137,333 147,257,919
Carnival plc, 1.00%, 10/28/29 ......... EUR 383 256,926
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... USD 7,077 6,768,938
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 38,969 35,205,312
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 11,410 11,172,506
5.38%, 04/15/27 ................. 2,031 1,902,213
6.50%, 10/01/28 ................. 3,917 3,703,124
5.25%, 07/15/29 ................. 1,701 1,478,340
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 23,359 22,265,591
4.75%, 01/15/28 ................. 24,344 21,959,288
6.75%, 05/01/31 ................. 23,888 22,574,160
Cirsa Finance International SARL
(b)
4.75%, 05/22/25 ................. EUR 1,557 1,627,481
10.38%, 11/30/27 ................ 407 462,035
7.88%, 07/31/28 ................. 494 524,824
(3-mo. EURIBOR + 4.50%), 8.18%,
07/31/28
(a)
................... 835 883,263
Codere Finance 2 Luxembourg SA, 11.00%,
(11.00% Cash or 11.00% PIK), 09/30/26
(b)(e)(j)
1,356 984,722
Codere New Holdco SA
7.50%, 11/30/27 ................. 558 44,212
7.50%, 11/30/27
(c)
................ 407 20,186
CPUK Finance Ltd.
(b)
4.88%, 08/28/25 ................. GBP 1,750 2,020,409
4.50%, 08/28/27 ................. 100 105,234
Elior Group SA, 3.75%, 07/15/26
(b)
...... EUR 1,622 1,347,375
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. USD 1,463 1,239,892
6.75%, 01/15/30 ................. 2,788 2,272,500
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(c)
................ 5,562 5,465,018
5.75%, 05/01/28
(c)
................ 9,971 9,639,197
3.75%, 05/01/29
(c)
................ 7,595 6,568,217
4.88%, 01/15/30 ................. 9,416 8,569,287
4.00%, 05/01/31
(c)
................ 2,177 1,830,153
3.63%, 02/15/32
(c)
................ 3,839 3,094,986
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 2,120 2,016,654
Inter Media & Communication SpA, 6.75%,
02/09/27
(b)
.................... EUR 2,269 2,295,028
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... USD 7,718 7,720,007
LHMC Finco 2 SARL, 7.25%, (7.25% Cash or
8.00% PIK), 10/02/25
(b)(j)
........... EUR 900 928,926
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. USD 17,707 17,157,803
8.00%, 04/15/26 ................. 17,667 17,357,828
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Light & Wonder International, Inc.
(c)
7.00%, 05/15/28 ................. USD 8,053 $ 7,915,374
7.25%, 11/15/29 ................. 4,781 4,685,380
7.50%, 09/01/31 ................. 11,499 11,365,053
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
.................... 19,234 19,192,066
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
17,701 16,572,561
Lottomatica SpA
(b)
9.75%, 09/30/27 ................. EUR 1,035 1,177,157
(3-mo. EURIBOR + 4.13%), 7.93%,
06/01/28
(a)
................... 2,103 2,240,619
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
USD 10,924 8,990,161
Melco Resorts Finance Ltd.
(c)
4.88%, 06/06/25 ................. 11,056 10,440,734
5.75%, 07/21/28 ................. 4,400 3,815,680
5.38%, 12/04/29 ................. 32,269 26,515,760
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
15,847 15,131,911
MGM China Holdings Ltd.
(c)
5.38%, 05/15/24 ................. 2,700 2,653,330
5.25%, 06/18/25 ................. 1,800 1,720,332
5.88%, 05/15/26 ................. 2,200 2,084,676
4.75%, 02/01/27 ................. 5,121 4,604,650
MGM Resorts International, 5.75%, 06/15/25 744 726,708
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 4,792 4,079,765
Motion Bondco DAC, 6.63%, 11/15/27
(c)
... 4,784 4,425,200
NCL Corp. Ltd.
(c)
3.63%, 12/15/24 ................. 1,448 1,390,536
5.88%, 03/15/26 ................. 22,038 20,346,431
8.38%, 02/01/28 ................. 12,856 13,040,702
7.75%, 02/15/29 ................. 2,548 2,364,869
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 8,852 7,811,890
Ontario Gaming GTA LP, 8.00%, 08/01/30
(c)
. 9,579 9,579,000
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 5,317 4,094,090
5.88%, 09/01/31 ................. 5,871 4,329,862
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 9,076 8,497,405
Royal Caribbean Cruises Ltd.
(c)
11.50%, 06/01/25 ................ 3,628 3,829,800
4.25%, 07/01/26 ................. 4,604 4,221,369
5.50%, 08/31/26 ................. 8,901 8,401,657
5.38%, 07/15/27 ................. 8,648 8,003,739
11.63%, 08/15/27 ................ 11,332 12,294,064
5.50%, 04/01/28 ................. 4,489 4,116,376
8.25%, 01/15/29 ................. 11,137 11,492,604
9.25%, 01/15/29 ................. 23,541 24,869,583
7.25%, 01/15/30 ................. 16,873 16,722,699
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
.................... 6,967 6,009,037
Six Flags Entertainment Corp., 7.25%,
05/15/31
(c)
.................... 40,479 38,004,924
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
7,275 7,256,566
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 11,401 9,945,434
4.63%, 12/01/31 ................. 9,586 7,667,680
Stonegate Pub Co. Financing plc, 8.00%,
07/13/25
(b)
.................... GBP 1,500 1,702,039
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... USD 10,406 10,349,912
Viking Cruises Ltd.
(c)
5.88%, 09/15/27 ................. 15,325 13,987,127
7.00%, 02/15/29 ................. 3,021 2,779,320
9.13%, 07/15/31 ................. 38,962 38,979,923
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 9,471 8,571,255

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... USD 3,416 $ 3,068,192
Wynn Macau Ltd.
(c)
5.50%, 01/15/26 ................. 4,608 4,273,644
5.63%, 08/26/28 ................. 38,909 33,559,012
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 ................. 41,382 36,173,107
7.13%, 02/15/31 ................. 24,286 23,052,852
1,375,508,788
Household Durables — 0.6%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 1,575 1,485,889
4.63%, 08/01/29 ................. 4,879 4,117,215
4.63%, 04/01/30 ................. 5,214 4,268,152
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 12,607 10,376,450
4.88%, 02/15/30 ................. 12,851 10,451,460
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
13,315 12,830,334
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
6,941 6,987,991
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 6,390 5,881,595
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 2,728 2,780,650
KB Home, 7.25%, 07/15/30 ........... 3,904 3,834,929
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 8,399 7,665,190
4.63%, 03/01/30 ................. 6,067 5,163,499
Meritage Homes Corp., 5.13%, 06/06/27 ... 2,751 2,592,927
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
22,509 14,399,007
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 7,382 7,017,932
5.13%, 08/01/30 ................. 4,190 3,661,012
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 11,194 9,342,520
3.88%, 10/15/31 ................. 4,959 3,825,655
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 4,958 4,639,533
5.70%, 06/15/28 ................. 3,737 3,429,025
124,750,965
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 3,050 2,844,436
4.13%, 10/15/30 ................. 6,556 5,465,829
4.13%, 04/30/31
(c)
................ 9,077 7,400,414
Spectrum Brands, Inc.
(c)
5.00%, 10/01/29 ................. 3,830 3,470,363
3.88%, 03/15/31 ................. 6,450 5,233,014
24,414,056
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
(c)
5.25%, 06/01/26 ................. 1,197 1,162,144
5.13%, 03/15/28 ................. 24,391 21,718,678
4.63%, 02/01/29 ................. 629 526,698
5.00%, 02/01/31 ................. 1,528 1,235,525
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 7,023 6,281,089
3.75%, 01/15/32 ................. 21,669 16,845,047
Talen Energy Supply LLC, 8.63%, 06/01/30
(c)
7,772 7,967,089
TransAlta Corp., 7.75%, 11/15/29 ....... 5,511 5,579,888
61,316,158
Industrial Conglomerates — 0.8%
Emerald Debt Merger Sub LLC
6.38%, 12/15/30
(b)
................ EUR 729 767,914
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
6.38%, 12/15/30
(c)
................ EUR 9,160 $ 9,648,965
6.63%, 12/15/30
(c)
................ USD 155,563 149,756,560
160,173,439
Insurance — 3.2%
Acrisure LLC, 6.00%, 08/01/29
(c)
........ 5,782 4,858,869
Alliant Holdings Intermediate LLC
(c)
4.25%, 10/15/27 ................. 70,322 62,962,099
6.75%, 10/15/27 ................. 124,341 115,638,583
6.75%, 04/15/28 ................. 35,860 34,606,847
5.88%, 11/01/29 ................. 76,104 65,907,479
AmWINS Group, Inc., 4.88%, 06/30/29
(c)
... 14,774 12,945,407
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(c)(j)
......... 4,682 4,577,105
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(b)(k)
................... GBP 700 518,344
Galaxy Bidco Ltd., 6.50%, 07/31/26
(b)
..... 2,333 2,633,006
GTCR AP Finance, Inc., 8.00%, 05/15/27
(c)
. USD 7,669 7,538,306
HUB International Ltd.
(c)
7.00%, 05/01/26 ................. 39,968 39,880,158
7.25%, 06/15/30 ................. 90,754 90,587,920
Jones Deslauriers Insurance Management,
Inc.
(c)
8.50%, 03/15/30 ................. 28,472 28,681,016
10.50%, 12/15/30 ................ 15,591 15,862,816
Liberty Mutual Group, Inc., (5-Year EUR Swap
Annual + 3.70%), 3.63%, 05/23/59
(a)(b)
... EUR 2,338 2,348,653
NFP Corp.
(c)
4.88%, 08/15/28 ................. USD 31,657 27,869,398
6.88%, 08/15/28 ................. 94,398 80,868,709
7.50%, 10/01/30 ................. 6,736 6,468,765
8.50%, 10/01/31 ................. 11,358 11,375,237
Ryan Specialty LLC, 4.38%, 02/01/30
(c)
... 10,414 9,068,755
625,197,472
IT Services — 1.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
. 29,161 23,984,923
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 9,671 8,168,892
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 1,505 1,283,152
Atos SE
(b)
0.00%, 11/06/24
(m)(n)
.............. EUR 2,600 2,297,653
1.75%, 05/07/25 ................. 800 700,881
2.50%, 11/07/28 ................. 1,000 718,283
Banff Merger Sub, Inc., 8.38%, 09/01/26
(b)
.. 1,355 1,407,303
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
USD 15,104 13,321,728
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.. 32,633 28,793,401
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 ................. 8,260 6,897,100
5.63%, 09/15/28 ................. 6,738 5,170,970
Central Parent LLC, 8.00%, 06/15/29
(c)
.... 27,166 27,065,482
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(b)
.............. EUR 1,262 1,333,249
Gartner, Inc., 4.50%, 07/01/28
(c)
........ USD 8,864 8,086,752
Global Switch Finance BV, 1.38%, 10/07/30
(b)
EUR 1,291 1,131,994
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31
(c)
................ USD 71,412 71,511,977
8.50%, 01/15/31
(b)
................ GBP 2,192 2,731,291
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
.................... USD 9,886 8,619,801
Northwest Fiber LLC, 4.75%, 04/30/27
(c)
... 14,391 12,807,990
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 2,724 2,518,236
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 20,514 20,027,375
Twilio, Inc.
3.63%, 03/15/29 ................. 7,443 6,230,859
3.88%, 03/15/31 ................. 18,940 15,399,788

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
United Group BV, 4.00%, 11/15/27
(b)
..... EUR 597 $ 549,125
270,758,205
Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28
(c)
....... USD 5,192 5,230,940
Mattel, Inc.
6.20%, 10/01/40 ................. 12,474 11,110,216
5.45%, 11/01/41 ................. 11,803 9,735,423
26,076,579
Life Sciences Tools & Services — 0.5%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 4,493 4,029,218
4.00%, 03/15/31 ................. 3,131 2,649,609
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 11,421 11,112,806
PRA Health Sciences, Inc., 2.88%, 07/15/26 21,234 19,158,785
Star Parent, Inc., 9.00%, 10/01/30 ....... 53,337 53,897,185
90,847,603
Machinery — 1.6%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 10,691 10,076,411
ATS Corp., 4.13%, 12/15/28
(c)
......... 5,818 5,141,640
Boels Topholding BV, 6.25%, 02/15/29
(b)
... EUR 1,589 1,671,570
Chart Industries, Inc.
(c)
7.50%, 01/01/30 ................. USD 37,452 37,657,237
9.50%, 01/01/31 ................. 4,621 4,911,226
EnPro Industries, Inc., 5.75%, 10/15/26 ... 5,448 5,223,242
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 2,191 1,694,289
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(c)
.................... 20,855 19,760,113
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(j)
......... 19,436 19,242,029
IMA Industria Macchine Automatiche SpA
(b)
3.75%, 01/15/28 ................. EUR 303 283,187
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.66%, 01/15/28
(a)
.............. 587 618,278
Loxam SAS, 6.38%, 05/15/28
(b)
........ 1,768 1,829,497
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
USD 2,374 2,067,530
Novafives SAS, 5.00%, 06/15/25
(b)
...... EUR 952 974,294
OT Merger Corp., 7.88%, 10/15/29
(c)
..... USD 7,687 4,703,861
Renk AG, 5.75%, 07/15/25
(b)
.......... EUR 2,130 2,234,828
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... USD 7,964 6,850,332
Terex Corp., 5.00%, 05/15/29
(c)
........ 19,771 17,705,424
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 36,914 36,175,720
Titan International, Inc., 7.00%, 04/30/28 .. 4,434 4,144,052
TK Elevator Holdco GmbH
6.63%, 07/15/28
(b)
................ EUR 7,770 7,156,897
7.63%, 07/15/28
(c)
................ USD 19,242 17,514,604
TK Elevator Midco GmbH
4.38%, 07/15/27
(b)
................ EUR 13,573 12,982,494
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 80,045 73,363,512
Wabash National Corp., 4.50%, 10/15/28
(c)
. 12,338 10,393,057
304,375,324
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(c)
....... 2,342 2,368,269
Media — 4.6%
Adelphia Communications Corp., Escrow,
Series B, 10.50%, 07/15/04
(d)(f)(l)
....... 800 —
Altice Financing SA
2.25%, 01/15/25
(b)
................ EUR 354 367,605
3.00%, 01/15/28
(b)
................ 279 247,791
5.00%, 01/15/28
(c)
................ USD 6,405 5,469,122
4.25%, 08/15/29
(b)
................ EUR 1,333 1,169,731
5.75%, 08/15/29
(c)
................ USD 58,811 48,197,602
AMC Networks, Inc., 4.75%, 08/01/25 .... 5,644 5,206,995
Security
Par (000)
Par (000) Value
Media (continued)
Banijay Entertainment SASU
7.00%, 05/01/29
(b)
................ EUR 1,661 $ 1,740,621
8.13%, 05/01/29
(c)
................ USD 5,483 5,441,932
Cable One, Inc.
0.00%, 03/15/26
(m)(n)
.............. 5,319 4,350,942
1.13%, 03/15/28
(m)
............... 16,595 12,346,680
4.00%, 11/15/30
(c)
................ 17,777 13,542,519
Century Communications Corp. Escrow, 0.00%,
03/15/13
(a)(d)(f)(l)
................. 625 —
Clear Channel International BV, 6.63%,
08/01/25
(c)
.................... 28,966 28,635,712
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 52,095 46,259,969
7.75%, 04/15/28 ................. 13,557 10,824,066
9.00%, 09/15/28 ................. 50,587 50,098,330
7.50%, 06/01/29 ................. 41,121 31,442,515
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 13,409 10,495,492
CSC Holdings LLC
(c)
5.50%, 04/15/27 ................. 28,162 24,136,953
5.38%, 02/01/28 ................. 800 651,289
11.25%, 05/15/28 ................ 98,547 98,161,366
6.50%, 02/01/29 ................. 3,076 2,548,269
4.13%, 12/01/30 ................. 21,771 15,407,644
4.50%, 11/15/31 ................. 10,361 7,333,299
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. 10,337 9,139,767
DISH DBS Corp.
5.25%, 12/01/26
(c)
................ 36,175 30,743,354
5.75%, 12/01/28
(c)
................ 9,151 7,034,831
5.13%, 06/01/29 ................. 14,371 7,966,995
DISH Network Corp., 11.75%, 11/15/27
(c)
.. 61,842 62,303,712
Eutelsat SA
(b)
2.00%, 10/02/25 ................. EUR 400 388,149
1.50%, 10/13/28 ................. 2,000 1,564,595
GCI LLC, 4.75%, 10/15/28
(c)
.......... USD 4,436 3,826,050
Gray Television, Inc.
(c)
5.88%, 07/15/26 ................. 9,543 8,574,186
7.00%, 05/15/27 ................. 9,343 8,034,980
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 6,421 5,773,665
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
.................... 25,441 23,367,559
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 7,651 7,077,175
Nexstar Media, Inc., 5.63%, 07/15/27
(c)
.... 3,152 2,805,014
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 23,754 20,929,206
4.25%, 01/15/29 ................. 20,800 16,505,216
4.63%, 03/15/30 ................. 6,386 5,020,099
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 8,152 6,192,790
6.50%, 09/15/28 ................. 54,391 28,555,275
SES SA
(a)(b)(k)
(5-Year EUR Swap Annual + 5.40%), 5.63% EUR 1,200 1,259,758
(5-Year EUR Swap Annual + 3.19%), 2.88% 2,000 1,849,215
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... USD 21,600 13,393,512
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 23,577 21,013,001
5.00%, 08/01/27 ................. 44,845 40,961,423
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 4,853 3,918,798
Summer BC Holdco B SARL, 5.75%,
10/31/26
(b)
.................... EUR 1,957 1,895,756
Summer BidCo BV
(b)(j)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 1,123 1,098,389

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... EUR 2,486 $ 2,442,563
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ USD 2,499 2,367,803
Tele Columbus AG, 3.88%, 05/02/25
(b)
.... EUR 3,775 2,294,893
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... USD 5,200 4,680,000
United Group BV, (3-mo. EURIBOR + 3.25%),
7.03%, 02/15/26
(a)(b)
.............. EUR 793 822,679
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. USD 5,281 5,147,207
6.63%, 06/01/27 ................. 7,373 6,866,672
8.00%, 08/15/28 ................. 20,396 19,773,922
7.38%, 06/30/30 ................. 8,874 8,109,919
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
7,474 6,065,002
UPC Holding BV, 3.88%, 06/15/29
(b)
..... EUR 1,000 873,699
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
............... GBP 2,473 2,504,365
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... USD 23,420 20,209,591
VZ Secured Financing BV, 3.50%, 01/15/32
(b)
EUR 1,737 1,409,147
VZ Vendor Financing II BV, 2.88%, 01/15/29
(b)
857 697,652
Warnermedia Holdings, Inc.
5.14%, 03/15/52 ................. USD 44,514 33,075,703
5.39%, 03/15/62 ................. 9,002 6,648,729
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 ................. 3,625 3,318,653
5.13%, 02/28/30 ................. 3,680 2,745,335
Ziggo BV
2.88%, 01/15/30
(b)
................ EUR 1,250 1,068,880
4.88%, 01/15/30
(c)
................ USD 2,105 1,714,847
898,106,175
Metals & Mining — 2.3%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(c)
. 8,242 8,200,955
ATI, Inc.
5.88%, 12/01/27 ................. 9,526 9,025,885
4.88%, 10/01/29 ................. 7,847 6,903,260
7.25%, 08/15/30 ................. 31,559 31,322,307
5.13%, 10/01/31 ................. 18,354 15,882,771
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 74,350 73,460,774
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 4,372 4,216,640
7.63%, 03/15/30 ................. 22,223 22,250,779
Constellium SE
4.25%, 02/15/26
(b)
................ EUR 5,607 5,780,690
5.88%, 02/15/26
(c)
................ USD 9,292 9,075,127
5.63%, 06/15/28
(c)
................ 20,260 19,061,043
3.75%, 04/15/29
(c)
................ 47,640 39,918,347
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 11,155 9,628,327
First Quantum Minerals Ltd., 8.63%, 06/01/31
(c)
19,411 19,313,945
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 10,412 9,091,654
4.50%, 06/01/31 ................. 27,321 21,641,748
Mineral Resources Ltd., 9.25%, 10/01/28
(c)
. 1,710 1,727,100
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 23,130 21,591,482
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 52,575 46,954,543
4.75%, 01/30/30 ................. 36,776 31,827,778
3.88%, 08/15/31 ................. 33,793 26,986,563
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
EUR 13,100 11,942,446
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)
.................... USD 6,297 4,626,910
450,431,074
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(c)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. USD 2,449 $ 2,357,897
4.25%, 02/01/27 ................. 2,906 2,541,672
4.75%, 06/15/29 ................. 2,924 2,362,022
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 2,231 2,226,449
3.75%, 12/31/24 ................. 5,000 4,760,285
4.38%, 01/15/27 ................. 2,356 2,055,025
16,303,350
Oil, Gas & Consumable Fuels — 8.1%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 33,297 33,034,287
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 6,650 6,347,117
5.38%, 06/15/29 ................. 11,538 10,564,050
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 3,969 4,022,407
Apache Corp., 5.35%, 07/01/49 ........ 11,347 8,693,209
Ascent Resources Utica Holdings LLC
9.00%, 11/01/27
(c)
................ 34,804 43,853,040
9.00%, 11/01/27
(b)
................ 215 270,900
8.25%, 12/31/28
(c)
................ 52,071 51,529,123
5.88%, 06/30/29
(c)
................ 5,165 4,644,441
Baytex Energy Corp., 8.50%, 04/30/30
(c)
... 9,562 9,675,090
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ 361 342,922
5.85%, 11/15/43 ................. 5,448 3,977,012
5.60%, 10/15/44 ................. 5,428 3,862,171
Callon Petroleum Co.
6.38%, 07/01/26 ................. 22,450 22,032,684
8.00%, 08/01/28
(c)
................ 36,436 36,488,030
7.50%, 06/15/30
(c)
................ 43,449 42,127,142
Chesapeake Energy Corp., 6.75%, 04/15/29
(c)
24,175 23,657,723
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 12,750 12,560,378
6.38%, 06/15/26 ................. 19,872 19,623,934
8.38%, 01/15/29 ................. 30,613 30,573,214
Civitas Resources, Inc.
(c)
8.38%, 07/01/28 ................. 48,544 49,393,520
8.75%, 07/01/31 ................. 37,879 38,692,227
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
6,886 5,731,836
CNX Resources Corp., 7.38%, 01/15/31
(c)
.. 6,590 6,460,512
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 29,694 27,315,282
5.88%, 01/15/30 ................. 27,377 23,698,352
CQP Holdco LP, 5.50%, 06/15/31
(c)
...... 51,992 46,083,010
Crescent Energy Finance LLC
(c)
7.25%, 05/01/26 ................. 35,182 34,478,360
9.25%, 02/15/28 ................. 28,095 28,683,590
Crestwood Midstream Partners LP
(c)
6.00%, 02/01/29 ................. 19,843 19,154,448
8.00%, 04/01/29 ................. 6,668 6,839,617
7.38%, 02/01/31 ................. 5,684 5,788,870
CrownRock LP
(c)
5.63%, 10/15/25 ................. 42,613 41,929,061
5.00%, 05/01/29 ................. 6,098 5,713,583
Cullinan Holdco Scsp, 4.63%, 10/15/26
(b)
.. EUR 1,342 1,038,016
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
USD 13,295 13,296,861
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 15,216 13,162,472
4.38%, 06/15/31 ................. 14,138 11,888,841
Earthstone Energy Holdings LLC
(c)
8.00%, 04/15/27 ................. 18,732 19,172,577
9.88%, 07/15/31 ................. 18,236 19,831,135
Enbridge, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.43%),
8.50%, 01/15/84
(a)
............... 11,795 11,697,939

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ USD 17,856 $ 16,882,586
5.38%, 06/01/29 ................. 9,630 8,907,762
6.50%, 09/01/30
(c)
................ 11,618 11,269,829
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 150 143,183
4.85%, 07/15/26 ................. 908 854,844
5.60%, 04/01/44 ................. 8,830 7,328,900
EnQuest plc, 11.63%, 11/01/27
(c)
....... 718 676,692
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 7,539 7,421,948
4.13%, 12/01/26 ................. 1,043 965,455
6.50%, 07/01/27
(c)
................ 10,727 10,474,667
4.50%, 01/15/29
(c)
................ 1,431 1,273,530
7.50%, 06/01/30
(c)
................ 4,802 4,822,394
4.75%, 01/15/31
(c)
................ 11,271 9,701,388
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(c)
.................... 6,052 6,021,740
Genesis Energy LP
6.50%, 10/01/25 ................. 5,442 5,348,473
8.00%, 01/15/27 ................. 922 888,752
7.75%, 02/01/28 ................. 4,266 4,044,032
8.88%, 04/15/30 ................. 8,088 7,897,033
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 2,222 2,224,277
Harbour Energy plc, 5.50%, 10/15/26
(c)
.... 5,192 4,841,540
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 1,866 1,803,735
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 13,308 11,221,814
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ................. 7,517 7,048,808
5.75%, 02/01/29 ................. 15,963 14,414,488
6.00%, 04/15/30 ................. 1,223 1,102,722
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 20,728 17,569,544
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 17,801 16,688,438
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 1,879 1,813,472
Matador Resources Co.
5.88%, 09/15/26 ................. 14,186 13,691,286
6.88%, 04/15/28
(c)
................ 15,788 15,501,333
Murphy Oil Corp.
5.75%, 08/15/25 ................. 373 372,533
5.88%, 12/01/27 ................. 3,769 3,657,453
5.87%, 12/01/42
(a)(e)
............... 1,714 1,385,716
Neptune Energy Bondco plc, 6.63%, 05/15/25
(c)
4,626 4,582,053
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 39,764 37,958,953
6.50%, 09/30/26 ................. 25,131 23,138,923
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
17,530 17,337,833
Northern Oil & Gas, Inc.
(c)
8.13%, 03/01/28 ................. 65,555 65,476,334
8.75%, 06/15/31 ................. 18,734 18,874,516
NuStar Logistics LP
5.75%, 10/01/25 ................. 4,919 4,783,728
6.00%, 06/01/26 ................. 5,812 5,638,904
6.38%, 10/01/30 ................. 1,866 1,767,587
Occidental Petroleum Corp., 6.20%, 03/15/40 9,720 9,265,153
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
.. 8,080 8,047,478
PDC Energy, Inc., 5.75%, 05/15/26 ...... 1,197 1,192,870
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ................. 5,784 5,537,544
7.75%, 02/15/26 ................. 29,495 29,685,950
6.88%, 04/01/27 ................. 7,925 7,811,850
5.88%, 07/01/29 ................. 27,637 25,997,711
Repsol International Finance BV
(a)(b)(k)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 150 148,722
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year EUR Swap Annual + 4.41%), 4.25% EUR 2,310 $ 2,222,211
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. USD 7,995 7,195,226
Rockies Express Pipeline LLC
(c)
3.60%, 05/15/25 ................. 2,000 1,887,687
4.95%, 07/15/29 ................. 2,239 1,994,262
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(c)
............... 20,389 20,439,973
SM Energy Co.
5.63%, 06/01/25 ................. 10,434 10,211,756
6.75%, 09/15/26 ................. 16,284 15,984,700
6.63%, 01/15/27 ................. 3,325 3,258,500
6.50%, 07/15/28 ................. 8,633 8,287,680
Southwestern Energy Co.
5.38%, 02/01/29 ................. 19,066 17,559,546
4.75%, 02/01/32 ................. 40 34,331
Sunoco LP
6.00%, 04/15/27 ................. 637 617,402
7.00%, 09/15/28
(c)
................ 11,530 11,377,160
Tallgrass Energy Partners LP
(c)
7.50%, 10/01/25 ................. 748 745,954
6.00%, 03/01/27 ................. 2,844 2,672,967
5.50%, 01/15/28 ................. 2,472 2,249,519
6.00%, 12/31/30 ................. 3,830 3,380,779
6.00%, 09/01/31 ................. 6,973 6,078,199
TerraForm Power Operating LLC
(c)
5.00%, 01/31/28 ................. 63 57,173
4.75%, 01/15/30 ................. 5,660 4,835,904
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 43,591 36,680,876
4.13%, 08/15/31 ................. 25,779 21,154,786
3.88%, 11/01/33 ................. 48,875 37,947,777
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 8,400 7,948,057
Vital Energy, Inc.
10.13%, 01/15/28 ................ 13,588 13,849,649
9.75%, 10/15/30 ................. 13,588 13,890,783
Western Midstream Operating LP
5.45%, 04/01/44 ................. 13,625 10,983,192
5.30%, 03/01/48 ................. 8,789 6,860,186
5.50%, 08/15/48 ................. 6,422 5,106,250
5.25%, 02/01/50
(e)
................ 25,581 19,928,471
1,578,876,415
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28
(b)
................ EUR 1,145 1,014,745
4.88%, 02/04/28
(c)
................ USD 485 403,115
1,417,860
Passenger Airlines — 0.9%
Air Canada, 3.88%, 08/15/26
(c)
......... 13,848 12,567,864
Air France-KLM
(b)
1.88%, 01/16/25 ................. EUR 400 401,865
8.13%, 05/31/28 ................. 1,100 1,210,764
Allegiant Travel Co., 7.25%, 08/15/27
(c)
.... USD 3,951 3,718,879
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 2,597 2,791,756
5.50%, 04/20/26 ................. 9,295 9,078,441
7.25%, 02/15/28 ................. 3,241 3,098,741
5.75%, 04/20/29 ................. 41,853 38,925,681
Deutsche Lufthansa AG, 3.50%, 07/14/29
(b)
. EUR 1,200 1,123,053
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... USD 2,229 2,005,686
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(b)
............... EUR 800 731,685
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
USD 24,767 24,538,983

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(c)
................ USD 6,804 $ 6,800,690
United Airlines Pass-Through Trust, Series
2020-1, Class B, 4.88%, 01/15/26 ..... 2,858 2,766,296
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 27,304 25,250,480
4.63%, 04/15/29 ................. 35,588 30,588,973
VistaJet Malta Finance plc
(c)
7.88%, 05/01/27 ................. 7,389 6,363,776
6.38%, 02/01/30 ................. 7,629 5,892,296
177,855,909
Personal Care Products — 0.1%
Coty, Inc.
3.88%, 04/15/26
(b)
................ EUR 1,339 1,379,077
5.75%, 09/15/28
(b)
................ 1,211 1,286,286
4.75%, 01/15/29
(c)
................ USD 1,042 939,645
6.63%, 07/15/30
(c)
................ 15,336 14,973,150
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... 3,457 2,782,885
21,361,043
Pharmaceuticals — 0.9%
Bayer AG
(a)(b)
(5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82 ............... EUR 3,100 3,064,229
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 ......... 800 836,378
(5-Year EUR Swap Annual + 3.90%),
7.00%, 09/25/83 ............... 1,200 1,251,712
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(c)
................ USD 10,347 9,492,481
2.38%, 03/01/28
(b)
................ EUR 2,219 1,958,941
3.13%, 02/15/29
(c)
................ USD 15,065 12,356,238
3.50%, 04/01/30
(c)
................ 15,092 12,425,545
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/28
(c)
................ 12,148 11,022,244
7.50%, 05/15/30
(b)
................ EUR 1,947 2,060,821
Gruenenthal GmbH
(b)
3.63%, 11/15/26 ................. 438 439,273
4.13%, 05/15/28 ................. 1,289 1,257,247
6.75%, 05/15/30 ................. 1,420 1,520,061
Jazz Securities DAC, 4.38%, 01/15/29
(c)
... USD 6,181 5,389,115
Organon & Co.
2.88%, 04/30/28
(b)
................ EUR 1,521 1,382,056
4.13%, 04/30/28
(c)
................ USD 19,929 17,316,481
5.13%, 04/30/31
(c)
................ 6,627 5,310,564
Rossini SARL, 6.75%, 10/30/25
(b)
....... EUR 300 317,017
Teva Pharmaceutical Finance Netherlands II
BV
4.50%, 03/01/25 ................. 211 219,069
3.75%, 05/09/27 ................. 551 527,453
7.38%, 09/15/29 ................. 2,834 3,045,565
4.38%, 05/09/30 ................. 1,652 1,490,372
7.88%, 09/15/31 ................. 748 818,913
Teva Pharmaceutical Finance Netherlands III
BV
7.13%, 01/31/25 ................. USD 1,245 1,246,905
3.15%, 10/01/26 ................. 44,954 39,972,422
4.75%, 05/09/27 ................. 9,159 8,385,156
7.88%, 09/15/29 ................. 17,641 17,858,690
8.13%, 09/15/31 ................. 8,930 9,174,682
170,139,630
Professional Services — 0.5%
AMN Healthcare, Inc., 4.00%, 04/15/29
(c)
.. 5,115 4,340,392
CoreLogic, Inc., 4.50%, 05/01/28
(c)
...... 58,971 44,746,015
Security
Par (000)
Par (000) Value
Professional Services (continued)
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(c)
.................... USD 33,270 $ 28,683,315
KBR, Inc., 4.75%, 09/30/28
(c)
.......... 17,922 15,771,364
La Financiere Atalian SASU
(b)
5.13%, 05/15/25 ................. EUR 2,457 1,906,685
6.63%, 05/15/25 ................. GBP 100 87,847
Science Applications International Corp.,
4.88%, 04/01/28
(c)
............... USD 7,878 7,149,679
102,685,297
Real Estate Management & Development — 0.4%
Adler Financing SARL, 12.50%, (12.50% Cash
or 12.50% PIK), 06/30/25
(j)
.......... EUR 1,224 1,377,610
ADLER Group SA, Class B, 0.00%, 07/31/25
(n)
1,100 1,162,975
Anywhere Real Estate Group LLC, 7.00%,
04/15/30
(c)
.................... USD 29,906 26,990,173
Aroundtown SA, (5-Year GBP Swap + 4.38%),
4.75%
(a)(b)(k)
................... GBP 2,736 1,445,932
ATF Netherlands BV, (5-Year EUR Swap
Annual + 4.38%), 7.08%
(a)(b)(k)
........ EUR 400 203,521
Cushman & Wakefield US Borrower LLC
(c)
6.75%, 05/15/28 ................. USD 16,029 14,788,355
8.88%, 09/01/31 ................. 8,954 8,662,995
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(b)
............... EUR 1,700 1,258,127
DIC Asset AG, 2.25%, 09/22/26
(b)
....... 1,100 623,936
Fastighets AB Balder, (5-Year EUR Swap
Annual + 3.19%), 2.87%, 06/02/81
(a)(b)
... 478 347,554
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(c)
.................... USD 1,259 1,243,743
Heimstaden Bostad AB
(b)
1.13%, 01/21/26 ................. EUR 300 270,208
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a)(k)
.................... 5,725 2,617,817
Heimstaden Bostad Treasury BV
0.63%, 07/24/25
(b)
................ 305 283,774
1.38%, 03/03/27 ................. 250 212,346
1.00%, 04/13/28
(b)
................ 574 443,145
Howard Hughes Corp. (The)
(c)
5.38%, 08/01/28 ................. USD 431 379,741
4.13%, 02/01/29 ................. 6,258 5,006,400
4.38%, 02/01/31 ................. 8,001 6,138,991
SBB Treasury OYJ
(b)
0.75%, 12/14/28 ................. EUR 2,330 1,421,594
1.13%, 11/26/29 ................. 1,330 800,028
75,678,965
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... USD 6,976 5,813,519
Semiconductors & Semiconductor Equipment — 0.6%
ams-OSRAM AG, 0.00%, 03/05/25
(b)(m)(n)
... EUR 1,400 1,309,360
Entegris Escrow Corp.
(c)
4.75%, 04/15/29 ................. USD 113,227 101,792,013
5.95%, 06/15/30 ................. 404 374,652
Entegris, Inc., 4.38%, 04/15/28
(c)
....... 3,158 2,810,857
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(c)
13,624 13,177,133
Synaptics, Inc., 4.00%, 06/15/29
(c)
....... 7,441 6,138,825
125,602,840
Software — 4.4%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
... 8,476 8,217,224
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 13,631 13,570,158
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
108,526 90,782,780
Boxer Parent Co., Inc.
6.50%, 10/02/25
(b)
................ EUR 3,098 3,245,063
7.13%, 10/02/25
(c)
................ USD 17,349 17,262,270

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
9.13%, 03/01/26
(c)
................ USD 41,689 $ 41,572,271
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 14,662 13,535,797
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
. 18,166 17,734,558
Cedacri Mergeco SpA, (3-mo. EURIBOR +
4.63%), 8.42%, 05/15/28
(a)(b)
......... EUR 1,069 1,110,422
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... USD 33,235 32,221,745
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 66,339 57,429,699
4.88%, 07/01/29 ................. 44,745 38,138,275
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 ................. 187,802 166,079,074
9.00%, 09/30/29 ................. 81,163 70,530,712
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 4,772 4,392,381
6.50%, 10/15/28 ................. 4,321 3,682,525
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 2,389 2,012,200
Elastic NV, 4.13%, 07/15/29
(c)
......... 22,109 18,829,251
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 10,253 9,166,984
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
.................... 208 179,084
McAfee Corp., 7.38%, 02/15/30
(c)
....... 49,493 41,435,188
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 21,603 19,186,488
NCR Corp.
(c)
5.00%, 10/01/28 ................. 1,065 953,278
6.13%, 09/01/29 ................. 4,012 4,114,410
Open Text Corp., 6.90%, 12/01/27
(c)
...... 57,446 57,576,747
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 734 705,397
4.00%, 02/15/28 ................. 725 649,781
Sabre GLBL, Inc., 8.63%, 06/01/27
(c)
..... 21,722 18,416,054
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
55,220 52,107,812
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 7,753 6,477,745
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
41,275 34,400,442
845,715,815
Specialized REITs — 0.5%
Iron Mountain, Inc.
(c)
7.00%, 02/15/29 ................. 37,907 37,074,309
5.63%, 07/15/32 ................. 3,216 2,776,379
SBA Communications Corp.
3.88%, 02/15/27 ................. 37,365 34,236,641
3.13%, 02/01/29 ................. 36,293 30,270,986
104,358,315
Specialty Retail — 1.6%
Arko Corp., 5.13%, 11/15/29
(c)
......... 10,050 8,105,727
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 2,114 1,892,482
4.75%, 03/01/30 ................. 412 352,103
5.00%, 02/15/32
(c)
................ 4,764 3,947,158
Constellation Automotive Financing plc, 4.88%,
07/15/27
(b)
.................... GBP 1,044 968,076
eG Global Finance plc
(c)
6.75%, 02/07/25 ................. USD 19,677 19,332,652
8.50%, 10/30/25 ................. 14,913 14,677,002
Goldstory SAS, 5.38%, 03/01/26
(b)
...... EUR 2,005 2,055,413
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. USD 25,375 21,858,786
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
6,880 5,875,460
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 9,999 8,501,209
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 4,995 4,209,786
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 3,526 3,179,112
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 6,848 6,480,173
PetSmart, Inc.
(c)
4.75%, 02/15/28 ................. 4,438 3,885,195
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
7.75%, 02/15/29 ................. USD 36,325 $ 33,850,850
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 4,541 4,246,491
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 37,092 32,043,915
6.13%, 07/01/29 ................. 32,305 27,512,686
6.00%, 12/01/29 ................. 38,263 32,140,920
Staples, Inc., 7.50%, 04/15/26
(c)
........ 8,987 7,390,398
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 67,317 59,495,479
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(j)
........... 17,477 16,862,301
318,863,374
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman
(c)
8.25%, 12/15/29 ................. 20,812 21,373,882
8.50%, 07/15/31 ................. 31,390 32,199,360
53,573,242
Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc.
(c)
4.25%, 03/15/29 ................. 2,513 2,079,187
4.13%, 08/15/31 ................. 4,874 3,770,989
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(b)(f)(l)(m)
............ EUR 2,700 1,372,257
Hanesbrands, Inc.
(c)
4.88%, 05/15/26 ................. USD 10,541 9,663,573
9.00%, 02/15/31 ................. 8,271 7,883,467
Kontoor Brands, Inc., 4.13%, 11/15/29
(c)
... 6,372 5,265,295
Levi Strauss & Co., 3.50%, 03/01/31
(c)
.... 19,527 15,442,215
William Carter Co. (The), 5.63%, 03/15/27
(c)
. 1,686 1,621,510
47,098,493
Trading Companies & Distributors — 1.7%
Aircastle Ltd., 6.50%, 07/18/28
(c)
........ 8,031 7,875,828
Beacon Roofing Supply, Inc.
(c)
4.13%, 05/15/29 ................. 7,144 6,108,120
6.50%, 08/01/30 ................. 15,200 14,730,472
Fortress Transportation & Infrastructure
Investors LLC
(c)
6.50%, 10/01/25 ................. 35,031 34,430,019
9.75%, 08/01/27 ................. 27,987 28,948,074
5.50%, 05/01/28 ................. 33,847 30,685,233
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
.................... 4,138 3,443,834
H&E Equipment Services, Inc., 3.88%,
12/15/28
(c)
.................... 1,225 1,046,020
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... 31,726 30,001,831
Imola Merger Corp., 4.75%, 05/15/29
(c)
.... 20,101 17,616,537
Rexel SA, 5.25%, 09/15/30
(b)
.......... EUR 659 688,367
United Rentals North America, Inc., 6.00%,
12/15/29
(c)
.................... USD 103,742 101,008,512
WESCO Distribution, Inc.
(c)
7.13%, 06/15/25 ................. 29,356 29,425,310
7.25%, 06/15/28 ................. 22,511 22,620,216
328,628,373
Transportation Infrastructure — 0.0%
(b)
Abertis Infraestructuras Finance BV
(a)(k)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 1,800 1,734,737
(5-Year EUR Swap Annual + 3.69%), 3.25% 1,700 1,638,362
Mundys SpA, 1.63%, 02/03/25 ......... 174 175,849
3,548,948
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(b)
.................... GBP 379 280,124

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.7%
Cellnex Finance Co. SA, 2.00%, 09/15/32
(b)
. EUR 800 $ 659,347
Connect Finco SARL, 6.75%, 10/01/26
(c)
... USD 81,886 76,374,884
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(c)
.............. 7,063 7,057,985
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(c)(j)
........ 15,525 5,588,862
SoftBank Group Corp.
(b)
2.13%, 07/06/24 ................. EUR 2,741 2,807,362
4.50%, 04/20/25 ................. 1,755 1,823,003
4.75%, 07/30/25 ................. 148 153,548
3.13%, 09/19/25 ................. 533 528,340
5.00%, 04/15/28 ................. 389 375,798
4.00%, 09/19/29 ................. 1,814 1,606,699
3.88%, 07/06/32 ................. 1,605 1,293,733
Telefonica Europe BV
(a)(b)(k)
(6-Year EUR Swap Annual + 4.11%), 4.38% 900 930,652
(6-Year EUR Swap Annual + 4.32%), 7.13% 1,900 2,058,994
(7-Year EUR Swap Annual + 3.35%), 6.14% 4,600 4,669,400
(8-Year EUR Swap Annual + 3.62%), 6.75% 400 417,123
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
................ GBP 1,463 1,454,780
4.25%, 01/31/31
(c)
................ USD 1,235 983,437
4.50%, 07/15/31
(b)
................ GBP 2,742 2,613,790
4.75%, 07/15/31
(c)
................ USD 15,154 12,242,510
Vodafone Group plc
(a)(b)
(5-Year EUR Swap Annual + 3.43%),
4.20%, 10/03/78 ............... EUR 1,200 1,167,204
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78 .................... GBP 2,583 2,958,488
(5-Year EUR Swap Annual + 3.00%),
2.63%, 08/27/80 ............... EUR 1,400 1,347,161
Series 60NC10, (5-Year EUR Swap Annual
+ 3.48%), 3.00%, 08/27/80 ........ 1,300 1,113,559
(5-Year EUR Swap Annual + 3.49%),
6.50%, 08/30/84 ............... 600 639,037
130,865,696
Total Corporate Bonds — 86.5%
(Cost: $17,810,864,011) ........................... 16,828,387,550
Floating Rate Loan Interests
Aerospace & Defense — 0.5%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.25%), 9.93%
,
 05/25/28 USD 4,134 3,844,420
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.25%), 9.93%
,
 05/25/28 841 781,916
Bleriot U.S. Bidco, Inc., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.65%
,
 10/30/28 .. 3,573 3,572,919
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/24/28 ................. 11,996 11,962,068
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/24/28 ................. 5,141 5,126,600
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.17%
,
 02/01/28 ....... 36,678 36,563,750
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 7.75%), 13.23%
,
 02/01/29 ...... 34,094 33,298,163
95,149,836
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.1%
Forward Air Corp., Term Loan B, 09/20/30
(a)(o)
USD 12,269 $ 11,952,092
Automobile Components — 0.0%
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.00%), 0.00% - 10.49%
,
 11/17/28
(a)
10,778 9,126,272
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.74%
,
 01/24/29 ....... 8,945 8,476,809
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 0.01%
Cap + 6.00%), 11.49%
,
 01/24/30 ...... 1,936 1,562,720
10,039,529
Broadline Retail — 0.0%
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.93%
,
 02/12/27
(a)
.... 5,408 5,091,778
Capital Markets — 0.1%
Ascensus Group Holdings, Inc., 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 6.50%),
12.18%
,
 08/02/29
(a)
............... 12,959 12,254,449
Chemicals — 0.5%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.17%
,
 09/30/28 .......... 12,413 12,248,069
Aruba Investments Holdings, LLC, 2nd Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 7.75%),
13.17%
,
 11/24/28 ................ 5,230 4,863,900
Ascend Performance Materials Operations
LLC, Term Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.75%),
10.32%
,
 08/27/26 ................ 484 472,452
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.38%),
9.77%
,
 10/04/29 ................. 35,225 33,889,588
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.93%), 9.42%
,
 07/03/28 .. 10,351 9,145,575
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.82%
,
 03/29/28 ................. 12,122 11,768,032
Nouryon Finance B.V., Term Loan, (1-mo. CME
Term SOFR + 4.00%), 9.43%
,
 04/03/28 .. 13,704 13,509,474
Olympus Water US Holding Corp., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.00%), 10.39%
,
 11/09/28 . 1,475 1,469,600
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.40%
,
 09/22/28 ....... 5,286 5,235,666
92,602,356
Commercial Services & Supplies — 0.1%
(a)
KDC/ONE Development Corp., Inc., Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.32%
,
 08/15/28 ................ 11,555 11,127,465
PECF USS Intermediate Holding III Corp.,
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.25%),
9.88%
,
 12/15/28 ................. 9,325 7,447,576

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
TruGreen Ltd. Partnership, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 8.50%), 14.13%
,
 11/02/28
(d)
USD 12,384 $ 8,544,960
27,120,001
Communications Equipment — 0.1%
ViaSat, Inc., Term Loan, 05/30/30
(a)(o)
...... 14,530 13,449,404
Construction & Engineering — 0.4%
(a)
Brand Industrial Services, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.50%), 10.87%
,
 08/01/30 . 69,519 67,628,778
Propulsion (BC) Newco LLC, Term Loan, (3-
mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.14%
,
 09/14/29 .. 4,973 4,961,902
72,590,680
Containers & Packaging — 0.1%
(a)
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 4.18%),
9.59%
,
 04/13/29 ................. 1,990 1,960,653
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/14/26 ................. 4,020 4,015,262
Trident TPI Holdings, Inc., Term Loan B5,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.89%
,
 09/15/28 .. 14,679 14,632,383
20,608,298
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%
,
 12/11/28 .. 11,461 10,910,794
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.75%), 11.17%
,
 12/10/29 . 8,164 6,935,971
17,846,765
Diversified Telecommunication Services — 0.2%
(a)
Frontier Communications Holdings LLC,
Term Loan B, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 3.75%),
9.18%
,
 10/08/27 ................. 3,900 3,779,857
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.68%
,
 03/15/27 ................. 6,955 4,940,386
Radiate Holdco LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.25%), 8.68%
,
 09/25/26 .......... 5,541 4,518,777
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 03/09/27 ................. 36,081 29,381,452
42,620,472
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 06/28/24
(a)(d)
............... 758 530,437
Security
Par (000)
Par (000) Value
Financial Services — 0.3%
(a)
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at
1.00% Floor and 1.00% Cap + 3.75%),
9.14%
,
 04/09/27 ................. USD 6,163 $ 6,002,514
Deerfield Dakota Holding LLC, 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 6.75%),
12.40%
,
 04/07/28 ................ 16,090 15,124,600
GIP Pilot Acquisition Partners LP, Term Loan,
09/18/30
(d)(o)
.................... 7,306 7,278,603
GTCR W Merger Sub LLC, Term Loan B,
09/20/30
(o)
..................... 25,422 25,403,442
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.07%
,
 10/19/27 .. 13,838 13,800,371
67,609,530
Food Products — 0.0%
Chobani LLC, Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.50%), 8.93%
,
 10/25/27
(a)
.......... 2,778 2,775,860
Health Care Equipment & Supplies — 0.2%
(a)
Bausch + Lomb Corp., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76%, 05/10/27 24,280 23,565,182
(1-mo. CME Term SOFR + 4.00%),
9.32%, 09/14/28
(d)
.............. 12,257 12,088,466
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.67%
,
 11/03/28 ....... 10,048 9,883,421
45,537,069
Health Care Providers & Services — 0.1%
(a)
LifePoint Health, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 3.75%),
9.38%
,
 11/16/25 ................. 11,051 11,013,708
Quorum Health Corp., Term Loan, (3-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 8.25%), 13.63%
,
 04/29/25 ......... 13,029 8,729,380
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.19%
,
 08/31/26 .. 5,948 5,950,511
25,693,599
Health Care Technology — 1.2%
(a)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.57%
,
 02/15/29 ....... 105,446 103,304,239
Polaris Newco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.43%
,
 06/02/28 ....... 16,323 15,605,805
Verscend Holding Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 7.00%), 12.43%
,
 04/02/29 . 63,271 63,191,421
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.43%
,
 08/27/25 ................. 53,904 53,846,818
235,948,283

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
66
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.1%
(a)
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32%
,
 01/27/29 .. USD 11,961 $ 11,826,246
Ontario Gaming GTA LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.64%
,
 08/01/30 .. 7,074 7,074,000
18,900,246
Household Durables — 0.2%
(a)
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.89%
,
 02/26/29 .. 13,066 12,703,042
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.43%
,
 10/06/28 .. 25,008 21,215,176
33,918,218
Insurance — 0.1%
(a)
HUB International Ltd., Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 4.00%), 9.37%
,
 11/10/29 .......... 7,622 7,627,558
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan, (3-mo. CME Term
SOFR + 4.25%), 9.62%
,
 03/15/30 ..... 7,670 7,684,420
15,311,978
Interactive Media & Services — 0.0%
Acuris Finance US, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.54%
,
 02/16/28
(a)
...... 3,385 3,332,840
IT Services — 0.2%
(a)
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 7.75%), 13.17%
,
 07/31/28 . 6,927 6,934,550
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.00%), 9.49%
,
 10/01/27 25,170 24,516,640
31,451,190
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 7.00%), 12.26%
,
 05/25/27
(a)
..... 5,821 5,815,491
Life Sciences Tools & Services — 0.2%
Star Parent, Inc., Term Loan, 09/19/30
(a)(o)
.. 34,380 33,573,101
Machinery — 0.5%
(a)
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.73%
,
 03/28/25 ................. 51,156 50,682,872
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 4.50%), 9.89%
,
 11/22/29 .......... 14,667 14,687,504
Madison IAQ LLC, Term Loan, (1-mo. LIBOR
USD at 0.50% Floor and 0.50% Cap +
3.25%), 8.69%
,
 06/21/28 ........... 14,489 14,231,990
SPX Flow, Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.50%), 9.92%
,
 04/05/29 ........... 20,279 20,216,740
99,819,106
Security
Par (000)
Par (000) Value
Media — 0.6%
(a)
AVSC Holding Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 7.25%), 12.68%
,
 09/01/25 . USD 7,771 $ 6,882,866
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.93% - 9.13%
,
 08/21/26 ........... 47,575 46,128,168
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 5.00%), 10.43%
,
 08/02/27 ...... 45,615 44,525,379
Intelsat Jackson Holdings SA, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.77%
,
 02/01/29 .. 24,280 24,203,276
Promotora de Informaciones SA, Facility
Term Loan B, (3-mo. EURIBOR + 5.22%),
8.91%
,
 12/31/26 ................. EUR 307 306,974
122,046,663
Metals & Mining — 0.1%
Arsenal AIC Parent LLC, Term Loan B,
(3-mo. CME Term SOFR + 4.50%),
9.88%
,
 08/18/30
(a)
................ USD 11,956 11,921,089
Oil, Gas & Consumable Fuels — 0.1%
(a)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 9.09%
,
 12/21/28 .. 18,834 18,640,300
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.92%
,
 09/19/29 .. 3,165 3,152,878
21,793,178
Passenger Airlines — 0.4%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.75%), 10.34%
,
 04/20/28 ...... 37,714 38,807,983
Air Canada, Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.50%), 9.13%
,
 08/11/28 ............ 3,986 3,985,045
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 5.25%), 10.80%
,
 06/21/27 ...... 4,558 4,729,586
SkyMiles IP Ltd., Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.75%), 9.08%
,
 10/20/27 ........... 9,009 9,320,844
United AirLines, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.75%), 9.18%
,
 04/21/28 .......... 11,959 11,962,132
68,805,590
Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.93%
,
 05/04/25
(a)
................ 4,007 3,926,621
Professional Services — 0.2%
(a)
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.93%
,
 06/02/28 ....... 12,347 11,384,926
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.50%), 11.93%
,
 06/04/29 ...... 15,642 13,113,300
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.75%), 10.07%
,
 04/29/29 . 9,473 9,011,434
OMNIA Partners LLC, Delayed Draw Term
Loan, 07/25/30
(o)
................. 514 513,626

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
67
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
OMNIA Partners LLC, Term Loan, (3-mo. CME
Term SOFR + 4.25%), 9.60%
,
 07/25/30 .. USD 5,467 $ 5,468,006
39,491,292
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 9.32%
,
 01/31/30
(a)
11,784 11,666,160
Software — 2.3%
(a)
Banff Guarantor, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.50%), 10.93%
,
 02/27/26 . 27,676 27,512,988
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 9.18%
,
 10/02/25 .. 3,623 3,617,475
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 4.50%), 9.99%
,
 03/30/29 45,536 43,723,860
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.17%
,
 10/08/28
(d)
...... 10,403 10,195,367
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.00%), 11.42%
,
 10/08/29 ...... 23,214 21,937,258
Delta Topco, Inc., 1st Lien Term Loan,
(6-mo. CME Term SOFR + 3.75%),
9.07%
,
 12/01/27 ................. 9,801 9,692,868
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR + 3.75%),
9.29%
,
 03/11/28 ................. 2,311 2,291,156
Magenta Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 5.00%), 10.63%
,
 07/27/28 . 45,153 33,463,115
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 8.25%), 13.88%
,
 07/27/29 . 30,053 13,824,380
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.16%
,
 03/01/29 .......... 38,603 37,649,578
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.57%
,
 05/03/28 ....... 39,680 38,334,019
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.57%
,
 02/23/29 ................ 4,143 3,660,092
Planview Parent, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 7.25%), 12.74%
,
 12/18/28 . 12,161 11,005,705
Proofpoint, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.25%), 11.68%
,
 08/31/29 ...... 27,151 27,176,272
RealPage, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 6.50%), 11.93%
,
 04/23/29 ...... 51,502 51,566,165
Sabre GLBL, Inc., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.93%
,
 12/17/27 .......... 4,031 3,516,996
Sabre GLBL, Inc., Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.93%
,
 12/17/27 .......... 6,324 5,517,832
Sophia LP, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.82%
,
 10/07/27 .......... 19,332 19,271,754
Security
Par (000)
Par (000) Value
Software (continued)
Sophia LP, 2nd Lien Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 8.00%), 13.42%
,
 10/09/28
(d)
........ USD 61,702 $ 61,547,745
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 5.25%), 10.76%
,
 05/03/27 ......... 26,958 26,890,212
452,394,837
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.07%
,
 03/08/30
(a)(d)
........ 4,570 4,466,781
Trading Companies & Distributors — 0.1%
SRS Distribution, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.92%
,
 06/02/28
(a)
......... 12,611 12,476,753
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.32%
,
 09/22/28 ....... 9,799 9,782,273
Brown Group Holdings LLC, Facility Term
Loan B2, (3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.75%), 9.07% -
9.17%
,
 07/02/29 ................. 7,923 7,910,283
17,692,556
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 3.25%),
8.98%
,
 05/28/24 ................. 12,427 11,158,436
Digicel International Work Fee, Term Loan,
01/01/38
(o)
..................... 537 482,327
11,640,763
Total Floating Rate Loan Interests — 9.4%
(Cost: $1,873,776,525) ........................... 1,828,991,163
Foreign Agency Obligations
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(b)
......... EUR 1,100 1,110,711
France — 0.1%
Electricite de France SA
(a)(k)
(6-Year EUR Swap Annual + 3.44%),
4.00%
(b)
..................... 1,800 1,852,334
(13-Year GBP Swap Semi + 4.23%),
6.00%
(b)
..................... GBP 3,700 4,164,506
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(b)
............... EUR 1,000 918,592
(5-Year EUR Swap Annual + 3.20%),
3.00%
(b)
..................... 400 357,648
(5-Year EUR Swap Annual + 4.86%),
7.50%
(b)
..................... 600 645,001
(5-Year EUR Swap Annual + 3.97%),
3.38%
(b)
..................... 3,600 2,930,225
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.41%),
9.13%
(c)
..................... USD 5,675 5,911,852
16,780,158
Ireland — 0.0%
AIB Group plc, (5-Year EUR Swap Annual +
5.70%), 5.25%
(a)(b)(k)
............... EUR 3,994 4,022,080

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
68
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a)(b)
. EUR 1,804 $ 1,890,590
Total Foreign Agency Obligations — 0.1%
(Cost: $25,513,483) .............................. 23,803,539
Shares
Shares
Investment Companies
iShares iBoxx $ High Yield Corporate Bond
ETF
(h)(p)
....................... 1,000,000 73,720,000
Total Investment Companies — 0.4%
(Cost: $74,640,000) .............................. 73,720,000
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(f)(l)
................. USD 11,550 17,325
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a)
.................. 5,500 8,250
Lehman Brothers Holdings, Inc.
(f)(l)
....... 5,675 8,513
34,088
Independent Power and Renewable Electricity Producers — 0.0%
GenOn Energy Holdings LLC
(a)(d)(f)(l)
....... 5,134 —
Media — 0.0%
Adelphia Communications Corp., Escrow
(d)(f)(l)
325 —
Total Other Interests — 0.0%
(Cost: $—) .................................... 34,088
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.8%
Banks — 0.2%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(b)
... EUR 200 199,799
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... USD 17,549 16,127,622
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 17,052 14,617,224
30,944,645
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(a)(k)
.. 9,899 9,166,705
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(a)(k)
10,625 9,080,212
Electric Utilities — 0.3%
(a)(k)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 34,000 29,995,371
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... USD 8,330 $ 7,119,445
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
................ 24,767 24,256,906
61,371,722
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(c)(k)
..................... 15,109 13,786,962
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a)(k)
......... 30,369 27,904,562
Total Capital Trusts — 0.8%
(Cost: $167,614,644) ............................. 152,254,808
Shares
Shares
Preferred Stocks — 0.2%
Commercial Services & Supplies — 0.1%
Verscend Intermediate Holding Corp.
(Preference), 12.25%
(d)(k)
............ 9,756 13,213,136
Insurance — 0.1%
Alliant Holdings, Inc., 9.75%
(d)(k)
......... 20,162 19,083,142
Wireless Telecommunication Services
— 0.0%
(f)
Ligado Networks LLC, (Acquired 04/08/15-
12/15/15, cost $3,668,648)
(g)
......... 3,746,909 25,104
Ligado Networks LLC
(k)(r)
.............. 235,644 2,356,437
2,381,541
Total Preferred Stocks — 0.2%
(Cost: $68,657,340) .............................. 34,677,819
Total Preferred Securities — 1.0%
(Cost: $236,271,984) ............................. 186,932,627
Total Long-Term Investments — 98.0%
(Cost: $20,188,810,898) ........................... 19,065,803,699
Short-Term Securities
Money Market Funds — 1.7%
(p)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.23% ................... 321,060,673 321,060,673
SL Liquidity Series, LLC, Money Market Series,
5.52%
(t)
....................... 7,767,853 7,770,183
Total Short-Term Securities — 1.7%
(Cost: $328,830,298) ............................. 328,830,856
Total Options Purchased — 0.0%
( Cost: $152,066 ) ................................ 165,543
Total Investments Before Options Written and Investments Sold
Short — 99.7%
(Cost: $20,517,793,262 ) ........................... 19,394,800,098
Total Options Written — (0.0)%
(Premium Received — $(38,612)) .................... (108,093)

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
69
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investments Sold Short
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp.
(f)
..................... (388) $ (5,548)
Total Common Stocks — (0.0)%
(Proceeds: $(5,919)) ............................. (5,548)
Total Investments Sold Short — (0.0)%
(Proceeds: $(5,919)) ............................. (5,548)
Total Investments Net of Options Written and Investments Sold
Short — 99.7%
(Cost: $20,517,748,731 ) ........................... 19,394,686,457
Other Assets Less Liabilities — 0.3% ................... 65,264,916
Net Assets — 100.0% ..............................
$ 19,459,951,373
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,984,305, representing less than 0.05% of its net assets as of period end, and an original cost of $25,531,954.
(h)
All or a portion of this security is on loan.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
70
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 921,378,283 $ — $ (600,317,610)
(a)
$ — $ — $ 321,060,673 321,060,673 $ 21,734,750 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 9,777,201 — (2,072,701)
(a)
68,988 (3,305) 7,770,183 7,767,853 884,192
(b)
—
iShares Broad USD High Yield
Corporate Bond ETF
(c)
..... — 387,279,000 (384,960,794) (2,318,206) — — — 2,255,641 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... — 2,926,294,085 (2,839,488,475) (12,165,610) (920,000) 73,720,000 1,000,000 12,874,064 —
$ (14,414,828) $ (923,305) $ 402,550,856 $ 37,748,647 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
71
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 1,142 12/29/23 $ 120,285 $ (1,139,396)
Short Contracts
U.S. Treasury Long Bond ..................................................... 80 12/19/23 9,108 496,111
U.S. Treasury Ultra Bond ..................................................... 269 12/19/23 31,977 2,383,619
2,879,730
$ 1,740,334
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 1,970,000 USD 2,402,586 Natwest Markets plc 10/04/23 $ 1,025
USD 57,824 EUR 54,000 BNP Paribas SA 12/20/23 516
USD 156,310 EUR 146,000 Citibank NA 12/20/23 1,365
USD 1,690,368 EUR 1,583,000 HSBC Bank plc 12/20/23 10,386
USD 1,705,772 EUR 1,589,000 JPMorgan Chase Bank NA 12/20/23 19,421
USD 643,366 EUR 600,000 Morgan Stanley & Co. International plc 12/20/23 6,607
USD 184,241,047 EUR 171,915,538 Toronto Dominion Bank 12/20/23 1,793,035
USD 322,748,267 EUR 301,266,462 UBS AG 12/20/23 3,024,595
USD 94,373,091 GBP 76,212,000 Barclays Bank plc 12/20/23 1,333,878
USD 967,761 GBP 778,000 BNP Paribas SA 12/20/23 17,981
6,208,809
USD 2,403,560 GBP 1,970,000 Natwest Markets plc 12/20/23 (1,406)
$ 6,207,403
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EURO STOXX 50 Index Down and Out BNP Paribas SA 1,848 12/15/23 EUR 4,100.00 EUR 3,800.00 EUR 7,715 $ 65,908
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 160 11/17/23 EUR 4,100.00 EUR 6,679 $ 99,635
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ........................ 160 11/17/23 EUR 3,900.00 EUR 6,679 $ (108,093)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
72
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V1 ........... 5.00 % Quarterly 12/20/28 B+ USD 229,914 $ 2,189,207 $ 2,657,080 $ (467,873)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
eG Global Finance plc ...... 5.00 % Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 666 $ 8,100 $ 5,238 $ 2,862
eG Global Finance plc ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 532 6,462 3,566 2,896
Intrum AB ............... 5.00 Quarterly Goldman Sachs International 06/20/28 EUR 890 174,626 184,829 (10,203)
Intrum AB ............... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 880 172,664 196,760 (24,096)
Picard Bondco SA ......... 5.00 Quarterly BNP Paribas SA 06/20/28 EUR 495 (5,667) 9,004 (14,671)
$ – $ – $ –
$ 356,185 $ 399,397 $ (43,212)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,050 $ 74,107 $ 70,530 $ 3,577
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 06/20/26 BB- EUR 875 28,668 (20,925) 49,593
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 BB- EUR 515 9,462 14,928 (5,466)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 1,405 25,806 40,628 (14,822)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 528 9,698 16,181 (6,483)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 1,725 221,756 59,495 162,261
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 1,637 (42,068) (216,586) 174,518
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 403 (10,369) (45,604) 35,235
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 237 (6,083) (19,583) 13,500
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 473 (12,167) (39,169) 27,002
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 491 (88,964) (96,472) 7,508
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 295 (53,474) (56,785) 3,311
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 830 (150,306) (159,612) 9,306
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 241 (43,614) (47,676) 4,062
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 504 (91,274) (98,098) 6,824
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 365 (66,179) (71,054) 4,875
United Group BV ...... 5.00 Quarterly Bank of America NA 12/20/27 B EUR 900 (23,463) (118,630) 95,167
Ladbrokes Group Finance
plc ............. 1.00 Quarterly Barclays Bank plc 06/20/28 NR EUR 872 (40,788) (49,749) 8,961

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
73
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ladbrokes Group Finance
plc ............. 1.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR EUR 504 $ (23,575) $ (33,132) $ 9,557
$ (282,827) $ (871,313) $ 588,486
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 12/20/23 USD 100,000 $ 2,678,087 $ (350,472) $ 3,028,559
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 12/20/23 USD 50,000 1,617,366 (126,469) 1,743,835
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/23 USD 41,802 681,020 (93,362) 774,382
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/23 USD 50,000 2,207,724 (107,137) 2,314,861
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/24 USD 46,190 258,748 (298,805) 557,553
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 56,900 509,099 (376,903) 886,002
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 91,767 535,065 (593,644) 1,128,709
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 96,515 2,527,116 (499,992) 3,027,108
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 48,258 787,696 (194,037) 981,733
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 24,129 289,557 (92,631) 382,188
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 40,570 638,515 (126,836) 765,351
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/24 USD 84,326 (685,406) (895,359) 209,953
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 100,000 (73,421) (749,088) 675,667
$ 11,971,166 $ (4,504,735) $ 16,475,901

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
74
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.32%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 2,657,080 $ — $ — $ (467,873) $ —
OTC Swaps ..................................................... 601,159 (5,577,810) 17,096,916 (75,741) —
Options Written ................................................... N/A N/A — (69,481) (108,093)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 2,879,730 $ — $ 2,879,730
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 6,208,809 — — 6,208,809
Options purchased
Investments at value — unaffiliated
(b)
............ — — 165,543 — — — 165,543
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,222,174 — — 16,475,901 — 17,698,075
$ — $ 1,222,174 $ 165,543 $ 6,208,809 $ 19,355,631 $ — $ 26,952,157
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,139,396 $ — $ 1,139,396
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,406 — — 1,406
Options written
Options written at value ..................... — — 108,093 — — — 108,093
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 467,873 — — — — 467,873
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 1,148,816 — — 4,504,735 — 5,653,551
$ — $ 1,616,689 $ 108,093 $ 1,406 $ 5,644,131 $ — $ 7,370,319
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
75
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (21,658,066) $ — $ (1,003,282) $ — $ (22,661,348)
Forward foreign currency exchange contracts .... — — — (11,386,753) — — (11,386,753)
Options purchased
(a)
..................... — (242,913) (33,188,864) — — — (33,431,777)
Options written ........................ — (103,613) 15,835,632 — — — 15,732,019
Swaps .............................. — 30,065,233 1,088,142 — (46,590,347) — (15,436,972)
$ — $ 29,718,707 $ (37,923,156) $ (11,386,753) $ (47,593,629) $ — $ (67,184,831)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (20,096,200) $ — $ (20,096,200)
Forward foreign currency exchange contracts .... — — — (1,432,666) — — (1,432,666)
Options purchased
(b)
..................... — 140,150 (180,355) — — — (40,205)
Options written ........................ — (18,178) 40 — — — (18,138)
Swaps .............................. — 2,307,943 — — 89,825,414 — 92,133,357
$ — $ 2,429,915 $ (180,315) $ (1,432,666) $ 69,729,214 $ — $ 70,546,148
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 30,071,180
Average notional value of contracts — short ................................................................................. $ 329,372,132
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 496,207,769
Average amounts sold — in USD ........................................................................................ $ 836,150
Options
Average value of option contracts purchased ................................................................................ $ 4,181,755
Average value of option contracts written ................................................................................... $ 1,010,763
Average notional value of swaption contracts purchased ......................................................................... $ —
(a)
Average notional value of swaption contracts written ........................................................................... $ —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... $ 1,158,106
Average notional value — sell protection ................................................................................... $ 220,086,836
Total return swaps
Average notional value ............................................................................................... $ 830,457,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 178,438 $ 214,492
Forward foreign currency exchange contracts ................................................................. 6,208,809 1,406
Options
(a)
......................................................................................... 165,543 108,093
Swaps — centrally cleared .............................................................................. — 187,507
Swaps — OTC
(b)
..................................................................................... 17,698,075 5,653,551
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 24,250,865 $ 6,165,049
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(278,073) (510,092)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 23,972,792 $ 5,654,957
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
76
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 152,268 $ (152,268) $ — $ — $ —
Barclays Bank plc ................................ 1,370,384 (271,612) — — 1,098,772
BNP Paribas SA ................................. 4,865,803 (491,612) — (4,374,191) —
Citibank NA .................................... 5,427 (5,427) — — —
Credit Suisse International .......................... 278,565 (21,305) — — 257,260
Goldman Sachs International ........................ 184,829 (10,203) — — 174,626
HSBC Bank plc .................................. 10,386 — — — 10,386
JPMorgan Chase Bank NA .......................... 2,113,374 (1,763,794) — (349,580) —
Morgan Stanley & Co. International plc .................. 10,173,101 (2,811,322) — (7,361,779) —
Natwest Markets plc .............................. 1,025 (1,025) — — —
Toronto Dominion Bank ............................ 1,793,035 — — — 1,793,035
UBS AG ...................................... 3,024,595 — — — 3,024,595
$ 23,972,792 $ (5,528,568) $ — $ (12,085,550) $ 6,358,674
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 236,027 $ (152,268) $ — $ (83,759) $ —
Barclays Bank plc ................................ 271,612 (271,612) — — —
BNP Paribas SA ................................. 491,612 (491,612) — — —
Citibank NA .................................... 47,676 (5,427) — — 42,249
Credit Suisse International .......................... 21,305 (21,305) — — —
Goldman Sachs International ........................ 10,203 (10,203) — — —
JPMorgan Chase Bank NA .......................... 1,763,794 (1,763,794) — — —
Morgan Stanley & Co. International plc .................. 2,811,322 (2,811,322) — — —
Natwest Markets plc .............................. 1,406 (1,025) — — 381
$ 5,654,957 $ (5,528,568) $ — $ (83,759) $ 42,630
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 15,983,903 $ — $ 15,983,903
Common Stocks
Automobile Components .................................. 134 — — 134
Capital Markets ........................................ — 6,959,201 — 6,959,201
Chemicals ............................................ 10,250,284 — — 10,250,284
Commercial Services & Supplies ............................. — — 3,220,828 3,220,828
Electrical Equipment ..................................... 8,447 — — 8,447
Energy Equipment & Services .............................. 102,094 — — 102,094

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
77
Level 1 Level 2 Level 3 Total
Financial Services ...................................... $ 2,363,395 $ — $ — $ 2,363,395
Ground Transportation ................................... 8,052,113 — — 8,052,113
Hotels, Restaurants & Leisure .............................. 16,008,182 — 1 16,008,183
IT Services ........................................... 1,545,485 — — 1,545,485
Metals & Mining ........................................ 31,679,120 — — 31,679,120
Oil, Gas & Consumable Fuels ............................... — — 40,678 40,678
Pharmaceuticals ....................................... 14,784,866 — — 14,784,866
Real Estate Management & Development ....................... 59,858 26,560 — 86,418
Semiconductors & Semiconductor Equipment .................... 1,982 — — 1,982
Software ............................................. 12,847,601 — — 12,847,601
Corporate Bonds
Aerospace & Defense .................................... — 831,531,348 — 831,531,348
Air Freight & Logistics .................................... — 21,945,627 — 21,945,627
Automobile Components .................................. — 374,642,464 — 374,642,464
Automobiles .......................................... — 53,805,049 — 53,805,049
Banks ............................................... — 242,950,129 — 242,950,129
Biotechnology ......................................... — 4,878,896 — 4,878,896
Broadline Retail ........................................ — 60,090,029 — 60,090,029
Building Products ....................................... — 158,481,992 — 158,481,992
Capital Markets ........................................ — 113,762,592 — 113,762,592
Chemicals ............................................ — 441,897,343 — 441,897,343
Commercial Services & Supplies ............................. — 687,641,053 — 687,641,053
Communications Equipment ................................ — 111,115,315 — 111,115,315
Construction & Engineering ................................ — 114,140,856 — 114,140,856
Consumer Finance ...................................... — 363,638,547 — 363,638,547
Consumer Staples Distribution & Retail ........................ — 156,653,621 — 156,653,621
Containers & Packaging .................................. — 605,207,320 — 605,207,320
Distributors ........................................... — 35,590,982 — 35,590,982
Diversified Consumer Services .............................. — 91,844,048 — 91,844,048
Diversified REITs ....................................... — 128,004,320 — 128,004,320
Diversified Telecommunication Services ........................ — 914,432,233 — 914,432,233
Electric Utilities ........................................ — 86,486,875 — 86,486,875
Electrical Equipment ..................................... — 99,745,356 — 99,745,356
Electronic Equipment, Instruments & Components ................. — 57,085,007 — 57,085,007
Energy Equipment & Services .............................. — 694,510,202 — 694,510,202
Entertainment ......................................... — 125,332,272 — 125,332,272
Financial Services ...................................... — 449,359,673 — 449,359,673
Food Products ......................................... — 194,852,623 — 194,852,623
Gas Utilities ........................................... — 38,150,243 — 38,150,243
Ground Transportation ................................... — 231,814,206 — 231,814,206
Health Care Equipment & Supplies ........................... — 232,597,007 — 232,597,007
Health Care Providers & Services ............................ — 458,373,907 — 458,373,907
Health Care REITs ...................................... — 44,539,763 — 44,539,763
Health Care Technology .................................. — 29,642,501 — 29,642,501
Hotel & Resort REITs .................................... — 50,652,836 — 50,652,836
Hotels, Restaurants & Leisure .............................. — 1,375,508,788 — 1,375,508,788
Household Durables ..................................... — 124,750,965 — 124,750,965
Household Products ..................................... — 24,414,056 — 24,414,056
Independent Power and Renewable Electricity Producers ............ — 61,316,158 — 61,316,158
Industrial Conglomerates .................................. — 160,173,439 — 160,173,439
Insurance ............................................ — 625,197,472 — 625,197,472
IT Services ........................................... — 270,758,205 — 270,758,205
Leisure Products ....................................... — 26,076,579 — 26,076,579
Life Sciences Tools & Services .............................. — 90,847,603 — 90,847,603
Machinery ............................................ — 304,375,324 — 304,375,324
Marine Transportation .................................... — 2,368,269 — 2,368,269
Media ............................................... — 898,106,175 — 898,106,175
Metals & Mining ........................................ — 450,431,074 — 450,431,074
Mortgage Real Estate Investment Trusts (REITs) .................. — 16,303,350 — 16,303,350
Oil, Gas & Consumable Fuels ............................... — 1,578,876,415 — 1,578,876,415
Paper & Forest Products .................................. — 1,417,860 — 1,417,860
Passenger Airlines ...................................... — 177,855,909 — 177,855,909
Personal Care Products .................................. — 21,361,043 — 21,361,043
Pharmaceuticals ....................................... — 170,139,630 — 170,139,630
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
78
Level 1 Level 2 Level 3 Total
Professional Services .................................... $ — $ 102,685,297 $ — $ 102,685,297
Real Estate Management & Development ....................... — 75,678,965 — 75,678,965
Retail REITs .......................................... — 5,813,519 — 5,813,519
Semiconductors & Semiconductor Equipment .................... — 125,602,840 — 125,602,840
Software ............................................. — 845,715,815 — 845,715,815
Specialized REITs ...................................... — 104,358,315 — 104,358,315
Specialty Retail ........................................ — 318,863,374 — 318,863,374
Technology Hardware, Storage & Peripherals .................... — 53,573,242 — 53,573,242
Textiles, Apparel & Luxury Goods ............................ — 47,098,493 — 47,098,493
Trading Companies & Distributors ............................ — 328,628,373 — 328,628,373
Transportation Infrastructure ............................... — 3,548,948 — 3,548,948
Water Utilities ......................................... — 280,124 — 280,124
Wireless Telecommunication Services ......................... — 130,865,696 — 130,865,696
Floating Rate Loan Interests
Aerospace & Defense .................................... — 95,149,836 — 95,149,836
Air Freight & Logistics .................................... — 11,952,092 — 11,952,092
Automobile Components .................................. — 9,126,272 — 9,126,272
Beverages ........................................... — 10,039,529 — 10,039,529
Broadline Retail ........................................ — 5,091,778 — 5,091,778
Capital Markets ........................................ — 12,254,449 — 12,254,449
Chemicals ............................................ — 92,602,356 — 92,602,356
Commercial Services & Supplies ............................. — 18,575,041 8,544,960 27,120,001
Communications Equipment ................................ — 13,449,404 — 13,449,404
Construction & Engineering ................................ — 72,590,680 — 72,590,680
Containers & Packaging .................................. — 20,608,298 — 20,608,298
Diversified Consumer Services .............................. — 17,846,765 — 17,846,765
Diversified Telecommunication Services ........................ — 42,620,472 — 42,620,472
Energy Equipment & Services .............................. — — 530,437 530,437
Financial Services ...................................... — 60,330,927 7,278,603 67,609,530
Food Products ......................................... — 2,775,860 — 2,775,860
Health Care Equipment & Supplies ........................... — 33,448,603 12,088,466 45,537,069
Health Care Providers & Services ............................ — 25,693,599 — 25,693,599
Health Care Technology .................................. — 235,948,283 — 235,948,283
Hotels, Restaurants & Leisure .............................. — 18,900,246 — 18,900,246
Household Durables ..................................... — 33,918,218 — 33,918,218
Insurance ............................................ — 15,311,978 — 15,311,978
Interactive Media & Services ............................... — 3,332,840 — 3,332,840
IT Services ........................................... — 31,451,190 — 31,451,190
Leisure Products ....................................... — 5,815,491 — 5,815,491
Life Sciences Tools & Services .............................. — 33,573,101 — 33,573,101
Machinery ............................................ — 99,819,106 — 99,819,106
Media ............................................... — 122,046,663 — 122,046,663
Metals & Mining ........................................ — 11,921,089 — 11,921,089
Oil, Gas & Consumable Fuels ............................... — 21,793,178 — 21,793,178
Passenger Airlines ...................................... — 68,805,590 — 68,805,590
Pharmaceuticals ....................................... — 3,926,621 — 3,926,621
Professional Services .................................... — 39,491,292 — 39,491,292
Real Estate Management & Development ....................... — 11,666,160 — 11,666,160
Software ............................................. — 380,651,725 71,743,112 452,394,837
Textiles, Apparel & Luxury Goods ............................ — — 4,466,781 4,466,781
Trading Companies & Distributors ............................ — 12,476,753 — 12,476,753
Transportation Infrastructure ............................... — 17,692,556 — 17,692,556
Wireless Telecommunication Services ......................... — 11,640,763 — 11,640,763
Foreign Agency Obligations ................................. — 23,803,539 — 23,803,539
Investment Companies .................................... 73,720,000 — — 73,720,000
Other Interests .......................................... — 34,088 — 34,088
Preferred Securities
Banks ............................................... — 30,944,645 — 30,944,645
Capital Markets ........................................ — 9,166,705 — 9,166,705
Commercial Services & Supplies ............................. — — 13,213,136 13,213,136
Consumer Finance ...................................... — 9,080,212 — 9,080,212
Electric Utilities ........................................ — 61,371,722 — 61,371,722
Independent Power and Renewable Electricity Producers ............ — 13,786,962 — 13,786,962
Insurance ............................................ — — 19,083,142 19,083,142
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
September 30, 2023
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
79
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Oil, Gas & Consumable Fuels ............................... $ — $ 27,904,562 $ — $ 27,904,562
Wireless Telecommunication Services ......................... — 2,356,437 — 2,356,437
Short-Term Securities
Money Market Funds ...................................... 321,060,673 — — 321,060,673
Options Purchased
Equity contracts .......................................... 99,635 65,908 — 165,543
Liabilities
Investment Sold Short
Common Stocks ......................................... (5,548) — — (5,548)
$ 492,578,321 $ 18,754,210,798 $ 140,210,144 $ 19,386,999,263
Investments valued at NAV
(a)
...................................... 7,795,287
$ 19,394,794,550
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 621,015 $ — $ 621,015
Foreign currency exchange contracts ............................ — 6,208,809 — 6,208,809
Interest rate contracts ....................................... 2,879,730 16,475,901 — 19,355,631
Liabilities
Credit contracts ........................................... — (543,614) — (543,614)
Equity contracts ........................................... (108,093) — — (108,093)
Foreign currency exchange contracts ............................ — (1,406) — (1,406)
Interest rate contracts ....................................... (1,139,396) — — (1,139,396)
$ 1,632,241 $ 22,760,705 $ — $ 24,392,946
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of September 30, 2022 ..................................................... $ 40,681 $ 78,403 $ 219,581,388 $ 29,150,143 $ 248,850,615
Transfers into Level 3 ................................................................... — — — — —
Transfers out of Level 3 .................................................................. — (78,403) (129,390,406) — (129,468,809)
Accrued discounts/premiums ............................................................... — — 184,124 — 184,124
Net realized loss ....................................................................... — — (315,649) — (315,649)
Net change in unrealized appreciation (depreciation)
(a)(b)
............................................. 3,220,826 — (16,044) 3,146,135 6,350,917
Purchases ........................................................................... — — 25,495,370 — 25,495,370
Sales .............................................................................. — — (10,886,424) — (10,886,424)
Closing balance, as of September 30, 2023 .....................................................
$ 3,261,507 $ — $ 104,652,359 $ 32,296,278 $ 140,210,144
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023
(b)
...............
$ 3,220,826 $ — $ (16,044) $ 3,146,135 $ 6,350,917
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
September 30, 2023
BlackRock Low Duration Bond Portfolio
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
522 Funding CLO Ltd., Series 2019-5A, Class
AR, (3-mo. CME Term SOFR + 1.33%),
6.64%, 04/15/35
(a)(b)
............... USD 1,160 $ 1,145,500
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR + 1.42%), 6.75%,
07/20/34
(a)(b)
.................... 5,500 5,462,246
AGL Core CLO 2 Ltd., Series 2019-2A, Class
B, (3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.49%, 04/20/32
(a)(b)
......... 1,000 999,036
AIMCO CLO, Series 2018-BA, Class AR,
(3-mo. CME Term SOFR + 1.36%), 6.67%,
01/15/32
(a)(b)
.................... 3,500 3,488,062
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b)(c)
......... 1,603 1,504,930
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (3-mo. CME Term SOFR at 1.08% Floor
+ 1.34%), 6.68%, 10/21/28
(a)(b)
........ 2,978 2,974,798
American Express Credit Account Master Trust
Series 2023-1, Class A, 4.87%, 05/15/28 . 8,569 8,462,095
Series 2023-3, Class A, 5.23%, 09/15/28 . 11,240 11,217,820
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class B, 0.97%, 02/18/26 . 575 573,248
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (3-mo. CME Term SOFR + 1.31%),
6.66%, 07/24/29
(a)(b)
............... 2,725 2,721,136
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.78%, 01/19/35
(a)(b)
1,750 1,734,210
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, (3-mo. CME Term SOFR at
1.09% Floor + 1.35%), 6.72%, 01/28/31
(a)(b)
13,549 13,472,328
Anchorage Capital CLO LLC, Series 2019-13A,
Class AR, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.67%, 04/15/34
(a)(b)
.... 4,260 4,206,796
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................ 1,789 1,572,189
ARI Fleet Lease Trust, Series 2022-A, Class
A2, 3.12%, 01/15/31
(b)
............. 8,207 8,100,455
Arm Master Trust LLC
(b)
Series 2021-T1, Class A, 2.43%, 11/15/27 730 687,623
Series 2023-T1, Class A, 6.56%, 02/17/25 797 795,790
Assurant CLO Ltd., Series 2018-2A, Class A,
(3-mo. CME Term SOFR + 1.30%), 6.63%,
04/20/31
(a)(b)
.................... 1,716 1,709,529
Atlas Senior Loan Fund III Ltd., Series 2013-
1A, Class AR, (3-mo. CME Term SOFR +
1.09%), 6.47%, 11/17/27
(a)(b)
......... 111 110,878
AutoFlorence 2 SRL
(a)(d)
Series 2, Class C, (1-mo. EURIBOR +
1.15%), 5.02%, 12/24/44 ......... EUR 275 283,642
Series 2, Class D, (1-mo. EURIBOR +
2.35%), 6.22%, 12/24/44 ......... 148 150,772
Autonoria Spain
(a)(d)
Series 2021-SP, Class C, (1-mo. EURIBOR
+ 1.05%), 4.92%, 01/31/39 ........ 1,285 1,336,799
Series 2021-SP, Class D, (1-mo. EURIBOR
+ 1.55%), 5.42%, 01/31/39 ........ 490 504,877
Series 2021-SP, Class E, (1-mo. EURIBOR
+ 2.65%), 6.52%, 01/31/39 ........ 367 373,600
Series 2021-SP, Class F, (1-mo. EURIBOR
+ 3.90%), 7.77%, 01/31/39 ........ 61 62,259
Azure Finance No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average + 3.00%),
8.19%, 07/20/30
(a)(d)
............... GBP 327 399,792
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/27 USD 4,552 $ 4,398,865
Series 2023-A1, Class A1, 4.79%, 05/15/28 24,775 24,417,165
Bain Capital Credit CLO Ltd., Series 2017-1A,
Class BR, (3-mo. CME Term SOFR at
1.50% Floor + 1.76%), 7.09%, 07/20/30
(a)(b)
1,350 1,331,320
Barings CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
6.66%, 04/20/31 ............... 900 895,666
Series 2019-4A, Class A1, (3-mo. CME Term
SOFR + 1.59%), 6.90%, 01/15/33 ... 550 548,173
Battalion CLO X Ltd., Series 2016-10A, Class
A1R2, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.78%, 01/25/35
(a)(b)
.... 5,500 5,454,923
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR + 1.44%),
6.75%, 07/15/34
(a)(b)
............... 4,500 4,473,000
BDS Ltd., Series 2021-FL10, Class A, (1-mo.
CME Term SOFR + 1.46%), 6.80%,
12/16/36
(a)(b)
.................... 65 63,700
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.24%,
07/20/29
(a)(b)
.................... 1,350 1,344,060
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 6.68%,
04/20/31
(a)(b)
.................... 2,230 2,226,919
BHG Securitization Trust
(b)
Series 2021-A, Class A, 1.42%, 11/17/33 . 210 195,998
Series 2022-B, Class A, 3.75%, 06/18/35 . 728 722,369
BL Consumer Credit
(a)(d)
Series 2021-1, Class C, (1-mo. EURIBOR +
1.10%), 4.97%, 09/25/38 ......... EUR 528 556,083
Series 2021-1, Class D, (1-mo. EURIBOR +
1.65%), 5.52%, 09/25/38 ......... 681 713,765
Series 2021-1, Class E, (1-mo. EURIBOR +
2.85%), 6.72%, 09/25/38 ......... 356 362,754
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class A1, (3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 6.65%, 07/15/31
(a)(b)
.... USD 6,990 6,960,093
BlueMountain Fuji US CLO III Ltd., Series
2017-3A, Class A2, (3-mo. CME Term SOFR
+ 1.41%), 6.72%, 01/15/30
(a)(b)
........ 250 245,451
Brignole Co. SRL, Series 2021, Class D, (1-mo.
EURIBOR + 1.60%), 5.47%, 07/24/36
(a)(d)
. EUR 100 104,178
BSPRT Issuer Ltd., Series 2021-FL7, Class A,
(1-mo. CME Term SOFR at 1.32% Floor +
1.43%), 6.77%, 12/15/38
(a)(b)
......... USD 3,175 3,119,437
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 05/15/27 4,595 4,439,148
Series 2022-A3, Class A, 4.95%, 10/15/27 10,350 10,231,262
Series 2023-A1, Class A, 4.42%, 05/15/28 9,663 9,425,083
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.54%, 04/17/31 ............... 3,974 3,957,843
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR + 1.40%), 6.71%, 07/15/31 5,996 5,990,066
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
......... 2,096 1,762,476
CBAM Ltd., Series 2019-9A, Class B2, (3-mo.
CME Term SOFR at 1.90% Floor + 2.16%),
7.47%, 02/12/30
(a)(b)
............... 3,500 3,466,750

Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
Schedules of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cedar Funding X CLO Ltd., Series 2019-10A,
Class BR, (3-mo. CME Term SOFR at
1.60% Floor + 1.86%), 7.19%, 10/20/32
(a)(b)
USD 570 $ 558,714
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (3-mo. CME Term SOFR at
1.35% Floor + 1.61%), 7.02%, 05/29/32
(a)(b)
1,500 1,477,923
Chase Issuance Trust, Series 2023-A1, Class
A, 5.16%, 09/15/28 ............... 15,973 15,914,187
Chesapeake Funding II LLC
(b)
Series 2020-1A, Class B, 1.24%, 08/15/32 1,170 1,140,892
Series 2020-1A, Class C, 2.14%, 08/15/32 720 702,347
Series 2023-2A, Class A1, 6.16%, 10/15/35 5,122 5,119,247
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A1L2, (3-mo. CME
Term SOFR + 1.26%), 6.57%, 10/18/30 2,143 2,134,767
Series 2013-3RA, Class A1, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.59%, 04/24/31 ............... 3,770 3,754,920
Series 2015-3A, Class BR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.73%, 04/19/29 ............... 8,500 8,370,801
Series 2021-4A, Class A, (3-mo. CME Term
SOFR + 1.31%), 6.62%, 07/15/33 ... 5,000 4,987,305
Series 2021-4A, Class B, (3-mo. CME Term
SOFR + 1.84%), 7.15%, 07/15/33 ... 500 496,400
College Ave Student Loans LLC, Series 2023-
A, Class A1, (1-mo. CME Term SOFR +
1.90%), 7.22%, 05/25/55
(a)(b)
......... 7,314 7,330,324
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (1-mo. CME Term
SOFR at 1.10% Floor + 1.21%), 6.53%,
07/25/51 .................... 298 294,235
Series 2021-B, Class A1, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 6.23%,
06/25/52 .................... 3,976 3,815,464
Concord Music Royalties LLC, Series 2022-1A,
Class A2, 6.50%, 01/20/73
(b)
......... 2,083 2,034,601
Credit Acceptance Auto Loan Trust
(b)
Series 2021-2A, Class A, 0.96%, 02/15/30 6,602 6,516,757
Series 2022-1A, Class A, 4.60%, 06/15/32 11,180 10,929,089
Discover Card Execution Note Trust
Series 2022-A2, Class A, 3.32%, 05/15/27 8,556 8,243,236
Series 2023-A1, Class A, 4.31%, 03/15/28 3,464 3,371,780
Series 2023-A2, Class A, 4.93%, 06/15/28 19,049 18,816,021
Dowson plc
(a)(d)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.60%), 6.79%,
10/20/28 .................... GBP 1,300 1,580,215
Series 2022-1, Class C, (Sterling Overnight
Index Average + 2.25%), 7.44%,
01/20/29 .................... 1,151 1,399,254
Series 2022-1, Class D, (Sterling Overnight
Index Average + 2.70%), 7.89%,
01/20/29 .................... 601 723,403
Dryden 30 Senior Loan Fund, Series 2013-30A,
Class AR, (3-mo. CME Term SOFR at 0.82%
Floor + 1.08%), 6.45%, 11/15/28
(a)(b)
.... USD 1,039 1,035,621
Dryden 36 Senior Loan Fund, Series 2014-36A,
Class AR3, (3-mo. CME Term SOFR +
1.28%), 6.59%, 04/15/29
(a)(b)
......... 2,162 2,150,526
Dryden 45 Senior Loan Fund, Series 2016-
45A, Class BR, (3-mo. CME Term SOFR +
1.96%), 7.27%, 10/15/30
(a)(b)
......... 3,150 3,107,790
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 49 Senior Loan Fund, Series 2017-
49A, Class BR, (3-mo. CME Term SOFR +
1.86%), 7.17%, 07/18/30
(a)(b)
......... USD 3,250 $ 3,215,875
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.17%, 07/18/30
(a)(b)
......... 500 494,400
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 6.79%, 01/18/32
(a)(b)
......... 450 448,622
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.74%, 05/20/34
(a)(b)
........ 750 744,004
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
..................... 3,325 3,093,393
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
..................... 640 491,175
ELFI Graduate Loan Program LLC, Series
2022-A, Class A, 4.51%, 08/26/47
(b)
.... 8,230 7,710,482
Elmwood CLO II Ltd., Series 2019-2A, Class
BR, (3-mo. CME Term SOFR at 1.65% Floor
+ 1.91%), 7.24%, 04/20/34
(a)(b)
........ 4,200 4,168,500
Enterprise Fleet Financing LLC
(b)
Series 2022-1, Class A2, 3.03%, 01/20/28 12,560 12,281,216
Series 2023-2, Class A2, 5.56%, 04/22/30 11,885 11,793,311
Series 2023-2, Class A3, 5.50%, 04/22/30 2,772 2,720,464
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
... CAD 9,610 6,815,476
FCT Autonoria, Series 2019-1, Class E, (1-mo.
EURIBOR + 2.70%), 6.57%, 09/25/35
(a)(d)
. EUR 73 75,869
FCT Noria, Series 2021-1, Class D, (1-mo.
EURIBOR + 1.50%), 5.37%, 10/25/49
(a)(d)
. 516 536,424
FCT Pixel, Series 2021-1, Class D, (3-mo.
EURIBOR + 1.75%), 5.58%, 02/25/38
(a)(d)
. 197 204,052
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (3-mo. LIBOR USD + 1.11%), 6.69%,
07/19/34
(a)(b)
.................... USD 8,500 8,415,500
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
..................... 285 259,852
Ford Credit Auto Owner Trust
Series 2023-1, Class A, 4.85%, 08/15/35
(b)
19,803 19,180,156
Series 2023-2, Class A, 5.28%, 02/15/36
(b)
14,278 14,061,738
Series 2023-B, Class A3, 5.23%, 05/15/28 7,876 7,817,778
Ford Credit Floorplan Master Owner Trust A
Series 2018-4, Class A, 4.06%, 11/15/30 . 5,032 4,673,712
Series 2023-1, Class A1, 4.92%, 05/15/28
(b)
24,110 23,658,895
Series 2023-1, Class A2, (SOFR 30 day
Average + 1.25%), 6.56%, 05/15/28
(a)(b)
3,470 3,492,894
Series 2023-1, Class B, 5.31%, 05/15/28
(b)
3,960 3,886,182
Foundation Finance Trust, Series 2021-2A,
Class A, 2.19%, 01/15/42
(b)
.......... 1,339 1,192,972
FS Rialto, Series 2021-FL2, Class A, (1-mo.
CME Term SOFR + 1.33%), 6.67%,
05/16/38
(a)(b)
.................... 3,142 3,087,048
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 day
Average + 1.90%), 7.21%, 01/19/39 .. 5,695 5,632,997
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.63% Floor + 2.58%), 7.91%,
08/17/37 .................... 4,735 4,723,162
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (3-mo. EURIBOR +
0.95%), 4.85%, 03/21/33
(a)
........ EUR 348 362,551

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-1, Class C, (3-mo. EURIBOR +
1.95%), 5.85%, 03/21/33
(a)
........ EUR 104 $ 108,374
Series 2020-1, Class D, 3.50%, 03/21/33 . 174 174,122
Galaxy XXIV CLO Ltd., Series 2017-24A,
Class A, (3-mo. CME Term SOFR + 1.38%),
6.69%, 01/15/31
(a)(b)
............... USD 3,357 3,354,721
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (3-mo. CME Term SOFR at 1.02%
Floor + 1.28%), 6.65%, 05/16/31
(a)(b)
.... 10,230 10,203,727
GM Financial Consumer Automobile
Receivables Trust, Series 2023-2, Class A3,
4.47%, 02/16/28 ................. 5,270 5,152,144
GoldenTree Loan Management US CLO 4
Ltd., Series 2019-4A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
7.21%, 04/24/31
(a)(b)
............... 400 397,320
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 6.71%,
07/20/31
(a)(b)
.................... 5,275 5,262,385
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 6.64%,
01/18/31
(a)(b)
.................... 2,848 2,844,908
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.72%,
10/20/34
(a)(b)
.................... 655 653,206
Goldman Home Improvement Trust Issuer
Trust, Series 2022-GRN2, Class A, 6.80%,
10/25/52
(b)
..................... 3,178 3,149,548
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-4GS, Class A, 1.93%, 07/20/48 3,112 2,283,175
Series 2021-5CS, Class A, 2.31%, 10/20/48 2,474 1,860,215
Series 2022-1GS, Class A, 2.70%, 01/20/49 2,410 1,877,357
Series 2022-2CS, Class A, 4.00%, 04/20/49 1,306 1,119,907
Series 2022-3CS, Class A, 4.95%, 07/20/49 5,491 4,898,450
Series 2023-3C, Class A, 6.50%, 07/20/55 4,095 4,027,134
Gracie Point International Funding
(a)(b)
Series 2022-2A, Class A, (SOFR 30 day
Average + 2.75%), 8.06%, 07/01/24 .. 8,337 8,376,771
Series 2023-1A, Class D, (SOFR90A +
4.50%), 9.72%, 09/01/26 ......... 285 284,986
Hipgnosis Music Assets LP, Series 2022-1,
Class A, 5.00%, 05/16/62
(b)
.......... 3,063 2,874,351
Hyundai Auto Receivables Trust, Series 2023-
B, Class A3, 5.48%, 04/17/28 ........ 73 72,893
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (3-mo. CME Term SOFR +
2.41%), 7.74%, 04/20/32
(a)(b)
......... 1,000 998,272
John Deere Owner Trust, Series 2023-B, Class
A3, 5.18%, 03/15/28 .............. 6,776 6,716,575
LCM XXIII Ltd., Series 23A, Class A2R, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
7.24%, 10/20/29
(a)(b)
............... 485 482,575
LoanCore Issuer Ltd., Series 2021-CRE5,
Class A, (1-mo. LIBOR USD + 1.30%),
6.75%, 07/15/36
(a)(b)
............... 5,310 5,204,769
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 1,769 1,341,379
Series 2021-1GS, Class A, 2.29%, 01/20/48 2,744 2,060,476
Series 2021-2GS, Class A, 2.22%, 03/20/48 5,442 3,920,929
Logan CLO I Ltd., Series 2021-1A, Class A,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.75%, 07/20/34
(a)(b)
......... 1,755 1,747,264
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.64%), 6.94%, 01/17/30
(a)(b)
.... USD 1,140 $ 1,125,750
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (3-mo. CME Term SOFR at
1.75% Floor + 2.01%), 7.32%, 04/15/29
(a)(b)
2,983 2,979,394
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A2R2, (3-mo. CME Term SOFR
at 1.50% Floor + 1.76%), 7.11%, 01/22/28
(a)
(b)
........................... 15,900 15,826,862
Madison Park Funding XLI Ltd., Series 12A,
Class AR, (3-mo. CME Term SOFR +
1.09%), 6.44%, 04/22/27
(a)(b)
......... 5,245 5,234,957
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (3-mo. CME Term SOFR +
1.91%), 7.26%, 04/25/29
(a)(b)
......... 5,550 5,507,265
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (3-mo. CME Term SOFR +
1.29%), 6.62%, 04/20/30
(a)(b)
......... 1,392 1,385,211
Madison Park Funding XXVIII Ltd., Series
2018-28A, Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 7.17%, 07/15/30
(a)
(b)
........................... 1,000 992,600
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR +
1.66%), 6.99%, 04/20/32
(a)(b)
......... 250 247,291
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term SOFR
at 1.12% Floor + 1.38%), 6.69%, 07/17/34
(a)
(b)
........................... 3,000 2,981,400
Mariner Finance Issuance Trust
(b)
Series 2019-AA, Class A, 2.96%, 07/20/32 229 228,657
Series 2020-AA, Class A, 2.19%, 08/21/34 3,461 3,359,509
Series 2022-AA, Class A, 6.45%, 10/20/37 1,250 1,251,642
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
.......... 8,105 6,758,441
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 209 178,240
Series 2020-2A, Class B, 2.21%, 08/20/46 942 731,017
Series 2021-1A, Class B, 2.05%, 12/20/46 585 442,188
Series 2022-1A, Class B, 3.16%, 01/20/53 4,181 3,223,586
Series 2022-2A, Class A, 4.38%, 01/21/53 2,429 2,209,227
Series 2022-3A, Class A, 6.10%, 06/20/53 2,924 2,874,735
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term
SOFR + 1.01%), 6.35%, 11/15/68
(a)(b)
... 926 917,244
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 1,558 1,475,564
Series 2019-EA, Class A2B, (1-mo. CME
Term SOFR + 1.03%), 6.37%, 05/15/68
(a)
5,713 5,671,594
Series 2019-GA, Class A, 2.40%, 10/15/68 631 579,336
Series 2020-IA, Class A1B, (1-mo. CME
Term SOFR + 1.11%), 6.45%, 04/15/69
(a)
9,368 9,255,580
Series 2021-A, Class A, 0.84%, 05/15/69 . 1,033 893,232
Series 2021-DA, Class A, (US Prime Rate -
1.99%), 6.51%, 04/15/60
(a)
........ 7,513 7,211,761
Navient Student Loan Trust, Series 2018-EA,
Class A2, 4.00%, 12/15/59
(b)
......... 591 574,571
Navistar Financial Dealer Note Master Owner
Trust II, Series 2023-1, Class A, 6.18%,
08/25/28
(b)
..................... 2,045 2,043,715
Nelnet Student Loan Trust
(b)
Series 2021-A, Class APT2, 1.36%,
04/20/62 .................... 12,622 11,249,577
Series 2021-A, Class D, 4.93%, 04/20/62 1,150 937,031

Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
Schedules of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-BA, Class AFL, (1-mo. CME
Term SOFR + 0.89%), 6.22%, 04/20/62
(a)
USD 8,228 $ 8,113,196
Series 2021-BA, Class AFX, 1.42%,
04/20/62 .................... 6,674 5,944,386
Series 2021-CA, Class AFL, (1-mo. CME
Term SOFR + 0.85%), 6.18%, 04/20/62
(a)
8,860 8,711,285
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.67%,
07/16/35
(a)(b)
.................... 4,000 3,969,292
Newday Funding Master Issuer plc
(a)(d)
Series 2021-1X, Class B, (Sterling Overnight
Index Average + 1.55%), 6.75%,
03/15/29 .................... GBP 775 942,749
Series 2021-3X, Class B, (Sterling Overnight
Index Average + 1.35%), 6.55%,
11/15/29 .................... 677 819,101
OCP CLO Ltd.
(a)(b)
Series 2014-7A, Class A1RR, (3-mo. CME
Term SOFR + 1.38%), 6.71%, 07/20/29 USD 2,383 2,378,008
Series 2017-13A, Class A1AR, (3-mo. CME
Term SOFR + 1.22%), 6.53%, 07/15/30 3,940 3,925,088
Octagon 66 Ltd., Series 2022-1A, Class A,
(3-mo. CME Term SOFR + 1.94%), 7.31%,
08/16/33
(a)(b)
.................... 13,325 13,325,000
Octagon Investment Partners 30 Ltd., Series
2017-1A, Class BR, (3-mo. CME Term
SOFR + 2.21%), 7.54%, 03/17/30
(a)(b)
... 4,200 4,114,176
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (3-mo. CME Term SOFR
at 1.19% Floor + 1.45%), 6.78%, 01/20/31
(a)
(b)
........................... 2,332 2,327,828
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term
SOFR + 1.61%), 6.93%, 07/19/30
(a)(b)
... 1,750 1,749,833
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (3-mo. CME Term
SOFR + 1.36%), 6.71%, 01/25/31
(a)(b)
... 1,750 1,713,377
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR +
1.40%), 6.73%, 07/02/35
(a)(b)
......... 850 844,475
OneMain Financial Issuance Trust
(b)
Series 2020-2A, Class A, 1.75%, 09/14/35 2,470 2,216,131
Series 2023-1A, Class A, 5.50%, 06/14/38 13,047 12,740,379
Series 2023-2A, Class A2, (SOFR 30 day
Average + 1.50%), 6.81%, 09/15/36
(a)
. 10,727 10,710,200
Oportun Funding LLC, Series 2022-1, Class A,
3.25%, 06/15/29
(b)
................ 730 722,711
Oportun Issuance Trust
(b)
Series 2021-C, Class A, 2.18%, 10/08/31 3,475 3,160,304
Series 2022-2, Class A, 5.94%, 10/09/29 . 723 720,621
Pagaya AI Technology in Housing Trust, Series
2023-1, Class A, 3.60%, 10/25/40 ...... 4,911 4,295,273
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (3-mo. CME Term SOFR at
1.00% Floor + 1.26%), 6.57%, 10/17/31
(a)(b)
3,300 3,284,704
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.51%),
6.84%, 10/20/31
(a)(b)
............... 10,000 9,823,517
PCL Funding V plc, Series 2021-1, Class C,
(Sterling Overnight Index Average + 1.70%),
6.90%, 10/15/25
(a)(d)
............... GBP 116 141,450
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
PCL Funding VI plc, Series 2022-1, Class B,
(Sterling Overnight Index Average + 3.10%),
8.30%, 07/15/26
(a)(d)
............... GBP 1,400 $ 1,717,904
PFS Financing Corp.
(b)
Series 2020-G, Class A, 0.97%, 02/15/26 USD 5,800 5,693,409
Series 2021-A, Class A, 0.71%, 04/15/26 . 3,300 3,204,466
Series 2023-A, Class A, 5.80%, 03/15/28 . 14,086 14,060,738
Series 2023-C, Class A, 5.52%, 10/15/28 5,457 5,410,826
Pikes Peak CLO 11, Series 2022-11A, Class
A1, (3-mo. CME Term SOFR + 1.95%),
7.30%, 07/25/34
(a)(b)
............... 7,000 7,071,367
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. CME Term SOFR + 1.36%),
6.68%, 07/25/51
(a)(b)
............... 1,352 1,338,528
Progress Residential Trust, Series 2021-
SFR10, Class A, 2.39%, 12/17/40
(b)
.... 3,537 2,967,792
Rad CLO 15 Ltd., Series 2021-15A, Class A,
(3-mo. CME Term SOFR + 1.35%), 6.68%,
01/20/34
(a)(b)
.................... 2,650 2,633,106
Recette CLO Ltd., Series 2015-1A, Class ARR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.67%, 04/20/34
(a)(b)
......... 10,000 9,909,018
Red & Black Auto Germany 8 UG, Series 8,
Class C, (1-mo. EURIBOR + 0.95%), 4.62%,
09/15/30
(a)(d)
.................... EUR 300 313,191
Red & Black Auto Italy SRL, Series 1, Class
D, (1-mo. EURIBOR + 2.85%), 6.69%,
12/28/31
(a)(d)
.................... 494 496,918
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 . USD 2,430 2,367,693
Series 2021-1, Class A, 1.68%, 03/17/31 . 1,405 1,322,153
Series 2021-2, Class A, 1.90%, 08/15/33 . 5,706 4,877,096
Series 2022-2B, Class A, 7.10%, 11/17/32 1,450 1,448,864
Republic Finance Issuance Trust, Series 2021-
A, Class A, 2.30%, 12/22/31
(b)
........ 1,307 1,204,715
RMIT Cash Management LLC, Series 2021-3,
Class A, 3.88%, 10/17/33
(e)
.......... 4,470 3,888,900
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.78%,
10/20/30 .................... 2,259 2,253,034
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR + 1.43%), 6.76%, 07/20/34 ... 10,750 10,657,669
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.72%, 07/15/35
(a)(b)
............... 5,500 5,461,658
Satus plc
(a)(d)
Series 2021-1, Class D, (Sterling Overnight
Index Average + 1.90%), 7.09%,
08/17/28 .................... GBP 200 241,793
Series 2021-1, Class E, (Sterling Overnight
Index Average + 3.20%), 8.39%,
08/17/28 .................... 167 199,699
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (1-mo. EURIBOR +
1.75%), 5.45%, 11/14/34 .......... EUR 1,494 1,577,620
Series 2020-1, Class D, (1-mo. EURIBOR +
2.50%), 6.20%, 11/14/34 .......... 613 644,535
Service Experts Issuer LLC, Series 2021-1A,
Class A, 2.67%, 02/02/32
(b)
.......... USD 1,393 1,265,884
Sesac Finance LLC
(b)
Series 2019-1, Class A2, 5.22%, 07/25/49 2,938 2,763,961
Series 2022-1, Class A2, 5.50%, 07/25/52 215 203,135

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Shackleton CLO Ltd., Series 2015-7RA, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.72%, 07/15/31
(a)(b)
........ USD 4,550 $ 4,537,769
Signal Peak CLO 8 Ltd., Series 2020-8A,
Class B, (3-mo. CME Term SOFR + 1.91%),
7.24%, 04/20/33
(a)(b)
............... 2,500 2,454,637
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (3-mo. CME Term SOFR at 1.24% Floor
+ 1.50%), 6.83%, 07/20/30
(a)(b)
........ 2,585 2,587,514
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (3-mo. CME Term
SOFR at 0.40% Floor + 0.66%), 6.07%,
06/15/33 .................... 498 491,077
Series 2005-A, Class A4, (3-mo. CME Term
SOFR at 0.31% Floor + 0.57%), 5.98%,
12/15/38 .................... 5,044 4,884,359
Series 2005-B, Class A4, (3-mo. CME Term
SOFR at 0.33% Floor + 0.59%), 6.00%,
06/15/39 .................... 4,417 4,240,660
Series 2007-A, Class A4A, (3-mo. CME
Term SOFR at 0.24% Floor + 0.50%),
5.91%, 12/16/41 ............... 2,889 2,789,502
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term
SOFR at 4.75% Floor + 4.86%), 10.20%,
10/15/41
(a)(b)
.................... 13,825 14,607,115
SLM Student Loan Trust, Series 2013-4, Class
A, (SOFR 30 day Average at 0.55% Floor +
0.66%), 5.98%, 06/25/27
(a)
.......... 3,433 3,398,653
SMB Private Education Loan Trust
(b)
Series 2020-A, Class A2B, (1-mo. CME
Term SOFR + 0.94%), 6.28%, 09/15/37
(a)
807 797,435
Series 2021-A, Class APL, (1-mo. CME
Term SOFR + 0.84%), 6.18%, 01/15/53
(a)
11,195 10,944,077
Series 2021-A, Class B, 2.31%, 01/15/53 3,930 3,574,711
Series 2021-C, Class APT1, 1.39%,
01/15/53 .................... 4,782 4,126,148
Series 2021-C, Class D, 3.93%, 01/15/53 400 367,817
Series 2023-A, Class A1B, (SOFR 30 day
Average + 1.50%), 6.81%, 01/15/53
(a)
. 4,747 4,748,212
Series 2023-B, Class A1B, (SOFR 30 day
Average + 1.80%), 7.11%, 10/16/56
(a)
. 12,438 12,515,783
Series 2023-C, Class A1A, 5.67%, 11/15/52 2,233 2,199,693
SoFi Professional Loan Program LLC
(b)
Series 2018-A, Class A2B, 2.95%, 02/25/42 1,296 1,251,076
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... 1,754 1,676,690
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%,
01/25/48 .................... 1,169 1,122,391
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 6,760 6,187,388
Series 2021-A, Class AFX, 1.03%, 08/17/43 2,391 1,998,644
Sound Point CLO XV Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR +
2.31%), 7.66%, 01/23/29
(a)(b)
......... 1,500 1,478,996
Soundview Home Loan Trust, Series 2003-2,
Class A2, (1-mo. CME Term SOFR at 0.65%
Floor + 1.41%), 6.73%, 11/25/33
(a)
..... 539 530,322
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. CME Term SOFR +
1.32%), 6.65%, 07/20/32
(a)(b)
......... 5,650 5,624,858
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
... 4,159 3,773,847
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TAGUS - Sociedade de Titularizacao de
Creditos SA, Series 2, Class D, (1-mo.
EURIBOR + 2.85%), 6.72%, 09/23/38
(a)(d)
. EUR 670 $ 695,492
Toyota Auto Loan Extended Note Trust, Series
2023-1A, Class A, 4.93%, 06/25/36
(b)
... USD 20,136 19,663,223
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A3, 4.71%, 02/15/28 7,248 7,104,375
Series 2023-C, Class A3, 5.16%, 04/17/28 2,350 2,330,334
Trestles CLO V Ltd., Series 2021-5A, Class A1,
(3-mo. CME Term SOFR + 1.43%), 6.76%,
10/20/34
(a)(b)
.................... 9,500 9,434,579
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR + 1.66%),
6.97%, 10/18/31
(a)(b)
............... 1,250 1,226,733
Turbo Finance plc, Series 9, Class B, (Sterling
Overnight Index Average + 1.65%), 6.84%,
08/20/28
(a)(d)
.................... GBP 481 586,892
Unique Pub Finance Co. plc (The), Series
M,  7.39%, 03/28/24
(c)(d)
............. 897 1,067,596
Upstart Pass-Through Trust, Series 2021-ST7,
Class A, 1.85%, 09/20/29
(b)
.......... USD 953 934,354
Volkswagen Auto Loan Enhanced Trust
Series 2021-1, Class A3, 1.02%, 06/22/26 20,602 19,877,260
Series 2023-1, Class A3, 5.02%, 06/20/28 6,333 6,266,609
Voya CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (3-mo. CME
Term SOFR + 1.21%), 6.52%, 04/17/30 1,668 1,663,816
Series 2018-4A, Class BR, (3-mo. CME
Term SOFR + 1.91%), 7.22%, 01/15/32 750 742,425
Wind River CLO Ltd., Series 2013-1A, Class
A1RR, (3-mo. CME Term SOFR at 0.98%
Floor + 1.24%), 6.57%, 07/20/30
(a)(b)
.... 1,632 1,624,759
Total Asset-Backed Securities — 20.3%
(Cost: $1,030,402,141) ........................... 1,000,513,163
Corporate Bonds
Aerospace & Defense — 1.1%
Boeing Co. (The), 2.20%, 02/04/26 ...... 19,189 17,619,024
Bombardier, Inc.
(b)
7.13%, 06/15/26 ................. 477 462,146
7.88%, 04/15/27 ................. 407 397,129
6.00%, 02/15/28 ................. 392 355,621
7.50%, 02/01/29 ................. 185 175,559
BWX Technologies, Inc.
(b)
4.13%, 06/30/28 ................. 174 153,834
4.13%, 04/15/29 ................. 172 150,500
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 11 10,047
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
.................... 200 197,815
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 2,013 1,952,962
5.40%, 01/15/27 ................. 11,939 11,835,085
4.40%, 06/15/28 ................. 3,107 2,940,017
Lockheed Martin Corp.
5.10%, 11/15/27 ................. 2,389 2,375,147
4.45%, 05/15/28 ................. 1,355 1,311,391
Northrop Grumman Corp., 2.93%, 01/15/25 . 316 304,718
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 600 578,915
RTX Corp.
5.00%, 02/27/26 ................. 1,302 1,286,142
2.65%, 11/01/26 ................. 4,737 4,354,421
3.50%, 03/15/27 ................. 2,403 2,235,339
4.13%, 11/16/28 ................. 1,124 1,048,080

Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
Schedules of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. USD 34 $ 33,350
9.38%, 11/30/29 ................. 250 254,409
TransDigm, Inc.
6.25%, 03/15/26
(b)
................ 1,508 1,481,732
7.50%, 03/15/27 ................. 117 117,213
6.75%, 08/15/28
(b)
................ 969 953,969
6.88%, 12/15/30
(b)
................ 85 83,346
52,667,911
Automobile Components — 0.2%
Aptiv plc, 2.40%, 02/18/25 ........... 4,992 4,749,792
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 1,375 1,364,649
6.25%, 05/15/26 ................. 134 131,111
6.75%, 05/15/28 ................. 372 363,165
Conti-Gummi Finance BV, 1.13%, 09/25/24
(d)
EUR 2,240 2,297,344
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... USD 123 124,846
Icahn Enterprises LP
4.75%, 09/15/24 ................. 181 174,333
6.25%, 05/15/26 ................. 178 165,370
5.25%, 05/15/27 ................. 146 128,331
4.38%, 02/01/29 ................. 61 48,779
Tenneco, Inc., 8.00%, 11/17/28
(b)
....... 81 65,914
9,613,634
Automobiles — 0.6%
BMW US Capital LLC, 5.05%, 08/11/28
(b)
.. 9,764 9,548,491
Hyundai Capital America
(b)
5.50%, 03/30/26 ................. 713 703,644
1.65%, 09/17/26 ................. 8,370 7,386,234
Mercedes-Benz Finance North America LLC,
5.20%, 08/03/26
(b)
............... 710 702,826
Mercedes-Benz International Finance BV,
0.25%, 11/06/23
(d)
............... EUR 1,970 2,075,055
Nissan Motor Acceptance Co. LLC
(b)
2.00%, 03/09/26 ................. USD 1,743 1,557,938
7.05%, 09/15/28 ................. 1,692 1,691,708
Nissan Motor Co. Ltd.
2.65%, 03/17/26
(d)
................ EUR 2,440 2,457,800
4.35%, 09/17/27
(b)
................ USD 4,900 4,472,725
30,596,421
Banks — 5.9%
Banco de Sabadell SA, (1-Year EUR Swap
Annual + 0.97%), 0.63%, 11/07/25
(a)(d)
... EUR 500 505,615
Bank of America Corp.
(a)
(1-day SOFR + 0.91%), 0.98%, 09/25/25 USD 11,863 11,235,920
(1-day SOFR + 0.65%), 1.53%, 12/06/25 14,229 13,435,540
(1-day SOFR + 1.15%), 1.32%, 06/19/26 10,487 9,617,359
(1-day SOFR + 1.01%), 1.20%, 10/24/26 9,806 8,867,480
(1-day SOFR + 1.29%), 5.08%, 01/20/27 397 388,049
(1-day SOFR + 1.58%), 4.38%, 04/27/28 2,100 1,982,935
(1-day SOFR + 1.99%), 6.20%, 11/10/28 2,080 2,089,394
(1-day SOFR + 1.63%), 5.20%, 04/25/29 1,685 1,623,167
(1-day SOFR + 1.57%), 5.82%, 09/15/29 6,718 6,635,553
Banque Federative du Credit Mutuel SA,
2.63%, 03/18/24
(d)
............... EUR 500 524,803
Banque Stellantis France SACA, 0.00%,
01/22/25
(d)
.................... 500 499,644
Barclays plc
(a)
(3-mo. LIBOR USD + 1.61%), 3.93%,
05/07/25 .................... USD 4,328 4,261,873
(1-day SOFR + 2.21%), 5.83%, 05/09/27 2,699 2,650,633
(1-day SOFR + 2.22%), 6.49%, 09/13/29 5,045 5,003,746
Security
Par (000)
Par (000) Value
Banks (continued)
BNP Paribas SA
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.13%,
01/13/29 .................... USD 2,393 $ 2,310,394
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.34%,
06/12/29 .................... 268 260,303
BPCE SA
0.63%, 04/28/25
(d)
................ EUR 400 400,254
3.38%, 12/02/26 ................. USD 2,786 2,578,739
(1-day SOFR + 2.10%), 5.98%, 01/18/27
(a)(b)
4,170 4,124,922
Citigroup, Inc.
3.40%, 05/01/26 ................. 633 594,546
(1-day SOFR + 0.77%), 1.46%, 06/09/27
(a)
22,240 19,658,687
(3-mo. CME Term SOFR + 1.82%), 3.89%,
01/10/28
(a)
................... 1,732 1,614,551
(1-day SOFR + 1.89%), 4.66%, 05/24/28
(a)
1,252 1,196,679
(3-mo. CME Term SOFR + 1.65%), 3.67%,
07/24/28
(a)
................... 1,296 1,188,838
(3-mo. CME Term SOFR + 1.41%), 3.52%,
10/27/28
(a)
................... 407 368,195
Commerzbank AG, (3-mo. EURIBOR + 1.30%),
0.75%, 03/24/26
(a)(d)
.............. EUR 400 398,177
Fifth Third Bank NA, (SOFR Index + 1.23%),
5.85%, 10/27/25
(a)
............... USD 811 797,836
HSBC Holdings plc
(a)
(1-day SOFR + 1.10%), 2.25%, 11/22/27 1,839 1,623,327
(1-day SOFR + 3.35%), 7.39%, 11/03/28 1,583 1,637,680
(1-day SOFR + 1.97%), 6.16%, 03/09/29 9,539 9,443,061
HSBC USA, Inc., 5.63%, 03/17/25 ...... 22,300 22,167,966
ING Groep NV
(3-mo. EURIBOR + 0.60%), 0.10%,
09/03/25
(a)(d)
.................. EUR 1,700 1,729,260
4.63%, 01/06/26
(b)
................ USD 361 349,727
(1-day SOFR + 1.01%), 1.73%, 04/01/27
(a)
1,440 1,288,354
JPMorgan Chase & Co.
1.50%, 01/27/25
(d)
................ EUR 486 496,523
(1-day SOFR + 0.61%), 1.56%, 12/10/25
(a)
USD 1,615 1,526,307
(3-mo. CME Term SOFR + 1.59%), 2.01%,
03/13/26
(a)
................... 12,305 11,587,278
(1-day SOFR + 1.85%), 2.08%, 04/22/26
(a)
1,317 1,236,143
(1-day SOFR + 0.89%), 1.58%, 04/22/27
(a)
7,872 7,025,222
(3-mo. CME Term SOFR + 1.60%), 3.78%,
02/01/28
(a)
................... 2,372 2,209,200
(1-day SOFR + 1.99%), 4.85%, 07/25/28
(a)
8,535 8,227,441
(1-day SOFR + 1.02%), 2.07%, 06/01/29
(a)
4,200 3,538,952
(1-day SOFR + 1.45%), 5.30%, 07/24/29
(a)
11,780 11,461,737
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 4.79%,
07/18/25 .................... 8,120 8,025,423
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 4.08%,
04/19/28 .................... 3,950 3,709,343
Mizuho Financial Group, Inc.
0.52%, 06/10/24
(d)
................ EUR 901 929,149
3.66%, 02/28/27 ................. USD 356 332,089
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.23%,
05/22/27
(a)
................... 1,210 1,067,797
National Australia Bank Ltd.
4.94%, 01/12/28 ................. 255 249,692
4.90%, 06/13/28 ................. 490 475,959
NatWest Group plc
(a)
(3-mo. LIBOR USD + 1.76%), 4.27%,
03/22/25 .................... 622 615,338

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 7.47%,
11/10/26 .................... USD 6,155 $ 6,278,777
PNC Financial Services Group, Inc. (The), (1-
day SOFR + 1.84%), 5.58%, 06/12/29
(a)
.. 5,870 5,694,567
Royal Bank of Canada, 6.00%, 11/01/27 ... 3,354 3,378,197
Standard Chartered plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
0.78%), 0.99%, 01/12/25
(a)(b)
......... 1,509 1,484,025
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ..................... 1,100 1,089,053
Toronto-Dominion Bank (The)
0.38%, 04/25/24
(d)
................ EUR 2,625 2,717,145
5.52%, 07/17/28 ................. USD 4,737 4,675,603
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
............... 14,615 14,456,023
US Bancorp, (1-day SOFR + 2.02%), 5.78%,
06/12/29
(a)
.................... 3,512 3,418,511
Wells Fargo & Co.
(a)
(1-day SOFR + 1.51%), 3.53%, 03/24/28 11,449 10,514,459
(1-day SOFR + 1.74%), 5.57%, 07/25/29 14,517 14,162,664
Westpac Banking Corp., 4.18%, 05/22/28
(b)
. 17,040 16,263,455
289,899,279
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 ................. 4,576 4,330,214
4.75%, 01/23/29 ................. 4,630 4,489,085
Asahi Group Holdings Ltd., 0.01%, 04/19/24
(d)
EUR 1,116 1,153,022
Pernod Ricard SA, 0.00%, 10/24/23
(d)
.... 3,600 3,797,011
13,769,332
Biotechnology — 0.4%
AbbVie, Inc.
1.25%, 06/01/24 ................. 920 953,808
2.95%, 11/21/26 ................. USD 7,180 6,663,119
Amgen, Inc.
2.60%, 08/19/26 ................. 622 574,075
5.15%, 03/02/28 ................. 13,262 13,043,121
Gilead Sciences, Inc., 1.20%, 10/01/27 ... 595 506,045
21,740,168
Broadline Retail — 0.0%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ...... 68 53,208
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 159 133,775
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 426 381,916
4.13%, 08/01/30 ................. 27 22,279
591,178
Building Products — 0.1%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 481 449,340
6.38%, 06/15/30 ................. 142 136,384
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 141 136,016
CRH Finland Services OYJ, 0.88%, 11/05/23
(d)
EUR 1,670 1,760,290
CRH SMW Finance DAC, 4.00%, 07/11/27
(d)
1,660 1,749,538
JELD-WEN, Inc., 4.63%, 12/15/25
(b)
..... USD 82 78,734
Masonite International Corp., 5.38%, 02/01/28
(b)
23 21,393
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28
(b)
.................... 111 99,597
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... 630 581,780
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 26 24,101
4.75%, 01/15/28 ................. 732 660,256
Security
Par (000)
Par (000) Value
Building Products (continued)
4.38%, 07/15/30 ................. USD 153 $ 126,714
5,824,143
Capital Markets — 3.3%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 192 193,177
Blue Owl Credit Income Corp., 3.13%, 09/23/26 32 28,128
Charles Schwab Corp. (The)
5.88%, 08/24/26 ................. 22,877 22,801,655
3.20%, 03/02/27 ................. 321 293,957
Credit Suisse AG
0.50%, 02/02/24 ................. 7,000 6,863,905
3.70%, 02/21/25 ................. 6,200 5,976,580
5.00%, 07/09/27 ................. 3,167 3,042,147
7.50%, 02/15/28 ................. 6,900 7,217,579
Deutsche Bank AG
(1-day SOFR + 1.13%), 1.45%, 04/01/25
(a)
4,426 4,302,526
(3-mo. EURIBOR + 1.60%), 1.00%,
11/19/25
(a)(d)
.................. EUR 300 303,403
1.69%, 03/19/26 ................. USD 2,771 2,509,634
(1-day SOFR + 3.19%), 6.12%, 07/14/26
(a)
5,184 5,128,207
5.37%, 09/09/27 ................. 2,555 2,495,024
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 0.51%), 5.83%, 09/10/24 4,800 4,788,576
(1-day SOFR + 0.80%), 1.43%, 03/09/27 6,540 5,822,493
(1-day SOFR + 1.11%), 2.64%, 02/24/28 5,343 4,764,377
Morgan Stanley
(a)
(1-day SOFR + 0.47%), 5.82%, 11/10/23 9,300 9,300,093
(1-day SOFR + 0.46%), 5.82%, 01/25/24 10,515 10,512,792
(1-day SOFR + 0.88%), 1.59%, 05/04/27 3,773 3,358,273
(1-day SOFR + 0.86%), 1.51%, 07/20/27 1,272 1,123,928
(3-mo. EURIBOR + 0.70%), 0.41%,
10/29/27 .................... EUR 219 205,001
(1-day SOFR + 2.24%), 6.30%, 10/18/28 USD 19,288 19,435,947
(1-day SOFR + 1.59%), 5.16%, 04/20/29 7,476 7,192,321
(1-day SOFR + 1.63%), 5.45%, 07/20/29 6,194 6,035,859
Nasdaq, Inc., 5.35%, 06/28/28 ......... 448 439,815
UBS Group AG
(1-Year EURIBOR ICE Swap Rate +
0.55%), 0.25%, 01/29/26
(a)(d)
....... EUR 2,640 2,624,141
4.55%, 04/17/26 ................. USD 5,497 5,279,618
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36%,
01/30/27
(a)(b)
.................. 653 580,189
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70%,
08/05/27
(a)(b)
.................. 10,130 9,713,773
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49%,
08/10/27
(a)(b)
.................. 7,780 6,790,844
4.28%, 01/09/28
(b)
................ 1,818 1,671,526
160,795,488
Chemicals — 0.2%
Arkema SA, 0.13%, 10/14/26
(d)
......... EUR 300 284,047
Avient Corp., 7.13%, 08/01/30
(b)
........ USD 46 45,190
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 449 417,203
3.38%, 02/15/29 ................. 254 211,478
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 17 14,754
4.63%, 11/15/29 ................. 67 53,899
Covestro AG, 0.88%, 02/03/26
(d)
........ EUR 292 288,524
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. USD 911 786,181
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 104 101,347
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 253 196,446
Linde plc, 3.63%, 06/12/25
(d)
.......... EUR 1,500 1,579,113

Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
Schedules of Investments
87
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... USD 3,646 $ 3,322,196
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 105 103,161
Olympus Water US Holding Corp., 9.75%,
11/15/28
(b)
.................... 253 252,453
WR Grace Holdings LLC, 4.88%, 06/15/27
(b)
639 586,243
8,242,235
Commercial Services & Supplies — 0.1%
(b)
Allied Universal Holdco LLC
6.63%, 07/15/26 ................. 888 841,415
4.63%, 06/01/28 ................. 1,115 927,017
APX Group, Inc., 6.75%, 02/15/27 ....... 238 228,534
Aramark Services, Inc.
5.00%, 04/01/25 ................. 62 60,940
6.38%, 05/01/25 ................. 286 290,559
5.00%, 02/01/28 ................. 313 289,473
Brink's Co. (The), 5.50%, 07/15/25 ...... 40 39,209
Clean Harbors, Inc., 4.88%, 07/15/27 ..... 316 297,779
Garda World Security Corp.
4.63%, 02/15/27 ................. 169 154,645
7.75%, 02/15/28 ................. 246 241,179
GFL Environmental, Inc.
4.25%, 06/01/25 ................. 6 5,766
3.75%, 08/01/25 ................. 171 162,088
5.13%, 12/15/26 ................. 300 285,776
4.00%, 08/01/28 ................. 433 378,341
3.50%, 09/01/28 ................. 23 19,801
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26 ..................... 81 79,380
Neptune Bidco US, Inc., 9.29%, 04/15/29 .. 136 123,123
Prime Security Services Borrower LLC
5.25%, 04/15/24 ................. 65 64,556
5.75%, 04/15/26 ................. 43 41,717
3.38%, 08/31/27 ................. 221 193,618
6.25%, 01/15/28 ................. 203 188,012
4,912,928
Communications Equipment — 0.0%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 16 15,231
CommScope, Inc., 6.00%, 03/01/26 ...... 300 279,969
Viasat, Inc.
5.63%, 09/15/25 ................. 33 30,483
5.63%, 04/15/27 ................. 361 312,758
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 64 52,026
690,467
Construction & Engineering — 0.1%
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 242 211,194
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
.................... 592 592,912
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 55 47,575
Heathrow Funding Ltd., 1.50%, 10/12/25
(d)
. EUR 3,867 3,868,594
4,720,275
Consumer Finance — 2.7%
AerCap Ireland Capital DAC
2.88%, 08/14/24 ................. USD 8,150 7,916,016
1.65%, 10/29/24 ................. 850 808,555
2.45%, 10/29/26 ................. 2,430 2,176,540
American Express Co.
3.63%, 12/05/24 ................. 2,338 2,275,411
2.55%, 03/04/27 ................. 13,367 12,051,942
(1-day SOFR + 0.97%), 5.39%, 07/28/27
(a)
5,011 4,940,860
CA Auto Bank SpA, 0.00%, 04/16/24
(d)
.... EUR 1,250 1,292,234
Capital One Financial Corp.
(1-day SOFR + 0.69%), 1.34%, 12/06/24
(a)
USD 11,873 11,729,603
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 0.69%), 6.02%, 12/06/24
(a)
USD 10,000 $ 9,887,597
(1-day SOFR + 1.37%), 4.17%, 05/09/25
(a)
9,800 9,619,859
3.75%, 03/09/27 ................. 1,265 1,157,847
3.65%, 05/11/27 ................. 923 843,804
(1-day SOFR + 2.08%), 5.47%, 02/01/29
(a)
11,598 11,040,149
(1-day SOFR + 2.64%), 6.31%, 06/08/29
(a)
9,255 9,044,884
Ford Motor Credit Co. LLC
3.37%, 11/17/23 ................. 7,087 7,044,992
5.13%, 06/16/25 ................. 239 231,357
2.70%, 08/10/26 ................. 2,860 2,552,166
4.95%, 05/28/27 ................. 200 187,731
6.80%, 05/12/28 ................. 208 207,759
5.11%, 05/03/29 ................. 390 356,978
7.35%, 03/06/30 ................. 572 579,252
General Motors Financial Co., Inc.
4.00%, 01/15/25 ................. 3,540 3,438,130
4.35%, 04/09/25 ................. 1,773 1,723,875
6.05%, 10/10/25 ................. 5,677 5,651,870
2.35%, 02/26/27 ................. 3,702 3,262,659
6.00%, 01/09/28 ................. 323 319,046
John Deere Capital Corp.
4.75%, 06/08/26 ................. 4,744 4,680,281
5.15%, 09/08/26 ................. 3,607 3,595,633
Macquarie Airfinance Holdings Ltd.
(b)
8.38%, 05/01/28 ................. 44 44,605
8.13%, 03/30/29 ................. 70 70,094
Navient Corp.
6.13%, 03/25/24 ................. 181 180,033
9.38%, 07/25/30 ................. 114 112,432
OneMain Finance Corp.
6.88%, 03/15/25 ................. 210 208,335
7.13%, 03/15/26 ................. 13 12,732
3.50%, 01/15/27 ................. 146 125,013
6.63%, 01/15/28 ................. 243 224,209
4.00%, 09/15/30 ................. 17 12,756
SLM Corp., 3.13%, 11/02/26 .......... 108 93,679
Synchrony Financial, 4.88%, 06/13/25 .... 2,803 2,687,542
Toyota Motor Finance Netherlands BV, 0.00%,
10/27/25
(d)
.................... EUR 330 320,479
Volkswagen Bank GmbH
(d)
1.88%, 01/31/24 ................. 7,000 7,340,715
4.25%, 01/07/26 ................. 2,800 2,937,968
Volkswagen Financial Services AG, 0.88%,
01/31/28
(d)
.................... 1,815 1,640,648
Volkswagen Leasing GmbH, 0.38%, 07/20/26
(d)
1,020 967,909
135,596,179
Consumer Staples Distribution & Retail — 0.4%
(b)
7-Eleven, Inc., 0.80%, 02/10/24 ........ USD 17,660 17,324,389
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 21 19,451
4.63%, 01/15/27 ................. 271 255,883
5.88%, 02/15/28 ................. 173 166,509
6.50%, 02/15/28 ................. 62 61,279
3.50%, 03/15/29 ................. 225 191,832
4.88%, 02/15/30 ................. 26 23,427
Performance Food Group, Inc., 5.50%,
10/15/27 ..................... 227 215,069
United Natural Foods, Inc., 6.75%, 10/15/28 38 28,967
US Foods, Inc.
6.88%, 09/15/28 ................. 76 75,840
4.75%, 02/15/29 ................. 54 48,264
4.63%, 06/01/30 ................. 52 45,178
18,456,088

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
88
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. USD 621 $ 596,761
3.25%, 09/01/28 ................. 200 166,759
4.00%, 09/01/29 ................. 200 156,514
Ardagh Packaging Finance plc, 5.25%,
04/30/25
(b)
.................... 200 194,950
Ball Corp., 6.00%, 06/15/29 .......... 82 79,607
Canpack SA, 3.13%, 11/01/25
(b)
........ 200 185,480
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 372 345,881
Crown Americas LLC, 4.75%, 02/01/26 ... 46 44,181
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 165 167,475
LABL, Inc.
(b)
6.75%, 07/15/26 ................. 9 8,722
5.88%, 11/01/28 ................. 116 104,136
9.50%, 11/01/28 ................. 202 207,050
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/26
(b)
............... 1,280 1,234,862
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................. 158 140,983
6.13%, 02/01/28 ................. 74 71,671
5.00%, 04/15/29 ................. 36 32,368
SIG Combibloc PurchaseCo SARL, 2.13%,
06/18/25
(d)
.................... EUR 390 394,889
Sonoco Products Co., 2.25%, 02/01/27 ... USD 1,113 987,596
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b)(c)
................... 547 510,041
5,629,926
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 97 80,832
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 32 31,927
112,759
Diversified Consumer Services — 0.0%
(b)
Graham Holdings Co., 5.75%, 06/01/26 ... 135 130,275
Sotheby's
7.38%, 10/15/27 ................. 538 495,185
5.88%, 06/01/29 ................. 200 160,500
785,960
Diversified REITs — 0.8%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 149 115,363
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 146 129,770
Invitation Homes Operating Partnership LP,
5.45%, 08/15/30 ................ 400 380,938
Prologis LP, 4.88%, 06/15/28 .......... 454 442,361
RHP Hotel Properties LP, 7.25%, 07/15/28
(b)
142 139,514
Simon Property Group LP
3.50%, 09/01/25 ................. 412 395,311
3.30%, 01/15/26 ................. 28 26,574
VICI Properties LP
3.50%, 02/15/25
(b)
................ 1,839 1,759,518
4.38%, 05/15/25 ................. 30,698 29,670,293
4.63%, 06/15/25
(b)
................ 4,690 4,529,086
37,588,728
Diversified Telecommunication Services — 0.3%
Altice France SA
(b)
5.50%, 01/15/28 ................. 299 230,295
5.13%, 01/15/29 ................. 204 145,049
AT&T, Inc., 3.55%, 11/18/25 .......... EUR 5,710 5,968,671
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. USD 372 346,598
5.00%, 02/01/28 ................. 645 585,749
5.38%, 06/01/29 ................. 751 673,803
6.38%, 09/01/29 ................. 375 349,675
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. USD 252 $ 229,186
5.00%, 05/01/28 ................. 423 361,167
8.75%, 05/15/30 ................. 70 66,463
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 400 375,805
7.00%, 10/15/28 ................. 444 404,163
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 406 380,170
4.63%, 09/15/27 ................. 310 222,942
10.50%, 05/15/30 ................ 338 340,227
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
137 90,208
Telecom Italia SpA, 5.30%, 05/30/24
(b)
.... 447 439,485
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 313 306,569
Verizon Communications, Inc.
2.10%, 03/22/28 ................. 2,619 2,249,565
4.33%, 09/21/28 ................. 1,232 1,157,627
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
.................... 368 327,845
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
1,716 1,273,076
16,524,338
Electric Utilities — 1.6%
Duke Energy Corp.
0.90%, 09/15/25 ................. 5,591 5,085,101
2.65%, 09/01/26 ................. 1,779 1,636,354
5.00%, 12/08/27 ................. 1,441 1,406,754
Edison International
3.55%, 11/15/24 ................. 3,185 3,094,979
4.95%, 04/15/25 ................. 934 915,336
4.70%, 08/15/25 ................. 12,108 11,782,303
ESB Finance DAC, 3.49%, 01/12/24
(d)
.... EUR 2,185 2,306,026
Eversource Energy
4.75%, 05/15/26 ................. USD 340 332,361
2.90%, 03/01/27 ................. 7,907 7,220,246
5.45%, 03/01/28 ................. 3,494 3,453,517
Exelon Corp., 5.15%, 03/15/28 ......... 6,334 6,215,962
Florida Power & Light Co., 5.05%, 04/01/28 . 2,259 2,230,287
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/24 ................. 3,995 3,930,482
1.88%, 01/15/27 ................. 1,140 1,009,449
3.55%, 05/01/27 ................. 1,267 1,179,831
4.63%, 07/15/27 ................. 4,926 4,747,960
4.90%, 02/28/28 ................. 461 446,169
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 ................. 106 103,741
3.88%, 10/15/26 ................. 15 13,581
NRG Energy, Inc.
6.63%, 01/15/27 ................. 156 152,810
5.75%, 01/15/28 ................. 45 42,192
Pacific Gas & Electric Co., 3.45%, 07/01/25 . 1,852 1,756,864
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 252 218,862
PG&E Corp.
5.00%, 07/01/28 ................. 1,000 905,779
5.25%, 07/01/30 ................. 548 476,246
Southern California Edison Co., 5.65%,
10/01/28 ..................... 705 703,738
Southern Co. (The), 4.48%, 08/01/24
(c)
.... 8,471 8,348,085
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 5,478 5,126,703
Virginia Electric & Power Co., Series B, 3.75%,
05/15/27 ..................... 4,808 4,537,780
Vistra Operations Co. LLC, 5.63%, 02/15/27
(b)
198 187,758
79,567,256

Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
Schedules of Investments
89
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
Regal Rexnord Corp., 6.05%, 04/15/28
(b)
.. USD 217 $ 211,069
Schneider Electric SE, 0.25%, 09/09/24
(d)
.. EUR 700 715,735
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. USD 239 231,696
4.00%, 04/15/29 ................. 340 292,773
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 356 312,928
1,764,201
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
20 17,270
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 489 473,030
6.25%, 04/01/28 ................. 258 240,205
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 110 108,625
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.. 263 254,420
Oceaneering International, Inc., 6.00%,
02/01/28
(b)
.................... 32 30,146
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 31 29,363
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
. 58 58,000
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 80 81,400
Transocean, Inc., 8.75%, 02/15/30
(b)
..... 274 279,756
USA Compression Partners LP
6.88%, 04/01/26 ................. 612 599,480
6.88%, 09/01/27 ................. 99 95,976
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 329 329,247
Venture Global LNG, Inc., 8.13%, 06/01/28
(b)
580 574,283
Weatherford International Ltd., 6.50%,
09/15/28
(b)
.................... 105 105,010
3,258,941
Entertainment — 0.0%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 90 59,337
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 65 63,863
5.63%, 03/15/26 ................. 5 4,801
6.50%, 05/15/27 ................. 500 492,996
4.75%, 10/15/27 ................. 108 98,887
3.75%, 01/15/28 ................. 305 269,162
Playtika Holding Corp., 4.25%, 03/15/29 ... 28 23,380
1,012,426
Financial Services — 1.1%
Block, Inc., 2.75%, 06/01/26 .......... 871 783,376
Blue Owl Credit Income Corp., 7.75%, 09/16/27 241 239,062
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 313 308,277
Fidelity National Information Services, Inc.
4.50%, 07/15/25 ................. 2,600 2,536,523
1.15%, 03/01/26 ................. 13,353 11,963,104
4.70%, 07/15/27 ................. 2,925 2,835,153
Fiserv, Inc.
2.75%, 07/01/24 ................. 468 456,733
5.45%, 03/02/28 ................. 472 467,851
Freedom Mortgage Corp.
(b)
12.00%, 10/01/28 ................ 44 44,741
12.25%, 10/01/30 ................ 45 45,997
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................. 18 17,820
8.00%, 06/15/28 ................. 18 17,965
Global Payments, Inc.
1.20%, 03/01/26 ................. 14,098 12,573,728
4.80%, 04/01/26 ................. 3,655 3,543,914
2.15%, 01/15/27 ................. 3,910 3,447,148
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 396 333,434
Security
Par (000)
Par (000) Value
Financial Services (continued)
National Rural Utilities Cooperative Finance
Corp.
Series D, 1.00%, 10/18/24 .......... USD 3,721 $ 3,539,587
1.88%, 02/07/25 ................. 456 433,139
4.45%, 03/13/26 ................. 440 429,777
4.80%, 03/15/28 ................. 273 266,210
5.05%, 09/15/28 ................. 3,578 3,515,013
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 191 180,480
NTT Finance Corp., 4.37%, 07/27/27
(b)
.... 4,175 4,021,632
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 374 329,378
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 291 274,372
WPP Finance SA, 4.13%, 05/30/28
(d)
..... EUR 1,677 1,757,562
54,361,976
Food Products — 0.1%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
..... USD 51 51,070
Chobani LLC, 4.63%, 11/15/28
(b)
........ 583 514,194
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 268 255,380
General Mills, Inc.
5.24%, 11/18/25 ................. 1,678 1,662,882
0.45%, 01/15/26 ................. EUR 301 293,456
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
USD 335 308,986
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 88 84,522
4.63%, 04/15/30 ................. 65 55,658
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 97 79,572
3,305,720
Gas Utilities — 0.2%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
.. 115 116,581
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
............... 116 117,015
ONE Gas, Inc., 1.10%, 03/11/24 ........ 5,200 5,091,230
Piedmont Natural Gas Co., Inc., 3.50%,
06/01/29 ..................... 631 559,129
Redexis Gas Finance BV, 1.88%, 05/28/25
(d)
EUR 900 911,698
Snam SpA, 0.00%, 08/15/25
(d)
......... 1,400 1,370,708
8,166,361
Ground Transportation — 0.9%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
USD 241 227,622
Canadian Pacific Railway Co.
1.35%, 12/02/24 ................. 12,059 11,432,224
4.00%, 06/01/28 ................. 2,375 2,229,896
Penske Truck Leasing Co. LP
(b)
1.20%, 11/15/25 ................. 5,012 4,508,463
5.75%, 05/24/26 ................. 1,382 1,361,663
1.70%, 06/15/26 ................. 4,295 3,807,623
Ryder System, Inc.
3.65%, 03/18/24 ................. 5,300 5,241,737
2.90%, 12/01/26 ................. 356 325,547
2.85%, 03/01/27 ................. 6,110 5,559,686
SMBC Aviation Capital Finance DAC
(b)
1.90%, 10/15/26 ................. 4,750 4,188,099
2.30%, 06/15/28 ................. 2,835 2,384,755
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 336 338,100
8.00%, 11/01/26 ................. 315 318,703
7.50%, 09/15/27 ................. 400 403,322
6.25%, 01/15/28 ................. 407 397,991
4.50%, 08/15/29 ................. 151 134,972
Williams Scotsman International, Inc., 6.13%,
06/15/25
(b)
.................... 386 382,140
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 74 74,817
43,317,360

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
90
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.0%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. USD 515 $ 469,514
3.88%, 11/01/29 ................. 9 7,692
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(b)
.................... 541 542,607
Medline Borrower LP, 3.88%, 04/01/29
(b)
... 638 539,380
Teleflex, Inc.
4.63%, 11/15/27 ................. 20 18,350
4.25%, 06/01/28
(b)
................ 277 247,790
1,825,333
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(b)
23 20,679
Cigna Group (The), 4.13%, 11/15/25 ..... 1,137 1,100,840
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 406 348,232
6.00%, 01/15/29 ................. 153 123,560
5.25%, 05/15/30 ................. 156 118,588
CVS Health Corp., 1.30%, 08/21/27 ...... 214 181,885
Elevance Health, Inc., 3.65%, 12/01/27 ... 15,782 14,628,376
Encompass Health Corp.
4.50%, 02/01/28 ................. 402 366,269
4.75%, 02/01/30 ................. 141 124,742
HCA, Inc.
5.38%, 02/01/25 ................. 13,949 13,801,375
5.25%, 04/15/25 ................. 7,304 7,213,651
7.69%, 06/15/25 ................. 363 371,443
5.88%, 02/15/26 ................. 10,280 10,223,022
5.25%, 06/15/26 ................. 309 302,507
4.50%, 02/15/27 ................. 291 277,790
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 286 246,353
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(b)
.................... 11 9,460
LifePoint Health, Inc.
9.88%, 08/15/30
(b)
................ 129 124,889
Class B, 11.00%, 10/15/30 .......... 177 177,000
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 155 147,337
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 241 215,948
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................ 2,185 1,983,496
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 17 15,719
Sartorius Finance BV, 4.25%, 09/14/26
(d)
... EUR 2,700 2,856,082
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. USD 289 276,870
6.25%, 02/01/27 ................. 236 228,352
5.13%, 11/01/27 ................. 9 8,376
4.63%, 06/15/28 ................. 128 115,219
6.13%, 06/15/30 ................. 178 166,884
UnitedHealth Group, Inc., 4.25%, 01/15/29 . 2,416 2,300,121
58,075,065
Health Care REITs — 0.1%
Healthpeak OP LLC, 1.35%, 02/01/27 .... 2,753 2,393,928
MPT Operating Partnership LP
5.25%, 08/01/26 ................. 258 219,736
4.63%, 08/01/29 ................. 103 72,951
Welltower OP LLC
4.00%, 06/01/25 ................. 721 696,612
4.25%, 04/01/26 ................. 504 483,937
3,867,164
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 523 492,968
Security
Par (000)
Par (000) Value
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. USD 211 $ 192,010
4.50%, 02/15/29
(b)
................ 217 185,959
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 166 150,129
Service Properties Trust, 7.50%, 09/15/25 .. 58 56,981
585,079
Hotels, Restaurants & Leisure — 0.3%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 222 199,143
4.38%, 01/15/28 ................. 330 297,445
Booking Holdings, Inc., 0.10%, 03/08/25 ... EUR 3,610 3,610,687
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... USD 189 165,310
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 975 961,655
7.00%, 02/15/30 ................. 848 825,156
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 220 219,071
Carnival Corp.
(b)
7.63%, 03/01/26 ................. 95 92,414
5.75%, 03/01/27 ................. 272 246,221
9.88%, 08/01/27 ................. 176 183,731
4.00%, 08/01/28 ................. 91 78,904
6.00%, 05/01/29 ................. 284 242,247
7.00%, 08/15/29 ................. 65 64,092
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 1,014 1,087,281
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 64 57,819
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 229 224,233
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 534 509,004
4.75%, 01/15/28 ................. 440 396,898
Fertitta Entertainment LLC, 4.63%, 01/15/29
(b)
189 160,178
Hilton Domestic Operating Co., Inc.
(b)
5.38%, 05/01/25 ................. 288 282,978
5.75%, 05/01/28 ................. 15 14,501
3.75%, 05/01/29 ................. 134 115,884
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 186 176,933
Life Time, Inc., 5.75%, 01/15/26
(b)
....... 140 135,658
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 115 114,749
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
130 121,713
Melco Resorts Finance Ltd., 4.88%, 06/06/25
(b)
400 377,740
MGM Resorts International, 5.75%, 06/15/25 208 203,166
NCL Corp. Ltd., 8.38%, 02/01/28
(b)
...... 61 61,876
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
. 71 71,000
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 126 117,967
Royal Caribbean Cruises Ltd.
(b)
4.25%, 07/01/26 ................. 67 61,432
5.50%, 08/31/26 ................. 142 134,034
5.38%, 07/15/27 ................. 126 116,613
11.63%, 08/15/27 ................ 57 61,839
5.50%, 04/01/28 ................. 19 17,423
8.25%, 01/15/29 ................. 156 160,981
9.25%, 01/15/29 ................. 181 191,215
7.25%, 01/15/30 ................. 124 122,895
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
.................... 52 44,850
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
179 178,546
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 190 165,743
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 111 110,402
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 34 30,770
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 216 200,922
Wynn Macau Ltd., 5.63%, 08/26/28
(b)
..... 200 172,500

Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
Schedules of Investments
91
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
USD 58 $ 50,699
13,236,518
Household Durables — 0.2%
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
.................... 292 240,336
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
123 118,523
DR Horton, Inc., 1.30%, 10/15/26 ....... 2,686 2,355,245
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
45 45,305
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 39 33,192
Meritage Homes Corp., 5.13%, 06/06/27 ... 183 172,485
Newell Brands, Inc., 4.70%, 04/01/26
(a)(c)
... 8,000 7,539,142
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 100 95,068
5.13%, 08/01/30 ................. 25 21,844
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 244 203,642
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 155 145,044
10,969,826
Household Products — 0.2%
Central Garden & Pet Co., 5.13%, 02/01/28 . 250 233,150
Procter & Gamble Co. (The), 3.25%, 08/02/26 EUR 3,480 3,633,865
Reckitt Benckiser Treasury Services plc,
3.63%, 09/14/28
(d)
............... 3,830 4,006,143
7,873,158
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
Alexander Funding Trust, 1.84%, 11/15/23 . USD 8,395 8,339,501
Calpine Corp., 5.13%, 03/15/28 ........ 248 220,829
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 208 186,027
Talen Energy Supply LLC, 8.63%, 06/01/30 . 63 64,581
8,810,938
Industrial Conglomerates — 0.1%
Honeywell International, Inc.
4.85%, 11/01/24 ................. 351 348,608
3.50%, 05/17/27 ................. EUR 2,420 2,526,640
2,875,248
Insurance — 0.1%
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. USD 889 795,957
6.75%, 04/15/28 ................. 259 249,949
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 176 154,216
Aon Corp., 2.85%, 05/28/27 .......... 3,769 3,422,438
HUB International Ltd., 7.25%, 06/15/30
(b)
.. 671 669,772
Jones Deslauriers Insurance Management,
Inc., 8.50%, 03/15/30
(b)
............ 108 108,793
NFP Corp., 4.88%, 08/15/28
(b)
......... 723 636,497
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 62 53,991
6,091,613
IT Services — 0.1%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 237 194,933
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 200 176,468
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 167,000
Central Parent LLC, 8.00%, 06/15/29
(b)
.... 192 191,290
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 191 174,252
International Business Machines Corp., 3.30%,
05/15/26 ..................... 911 864,327
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 269 234,546
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 366 325,740
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 18 16,640
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 141 137,655
Security
Par (000)
Par (000) Value
IT Services (continued)
Twilio, Inc., 3.63%, 03/15/29 .......... USD 348 $ 291,326
2,774,177
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
....... 34 34,255
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 137 122,858
Danaher Corp., 1.70%, 03/30/24 ....... EUR 1,183 1,235,185
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.. USD 81 78,814
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
200 180,454
Star Parent, Inc., 9.00%, 10/01/30
(b)
...... 393 397,128
Thermo Fisher Scientific, Inc., 2.00%, 04/15/25 EUR 429 439,718
2,454,157
Machinery — 0.3%
EnPro Industries, Inc., 5.75%, 10/15/26 ... USD 156 149,564
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 109 103,278
Illinois Tool Works, Inc., 0.25%, 12/05/24 .. EUR 5,360 5,425,032
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 91 79,252
Otis Worldwide Corp., 5.25%, 08/16/28 ... 420 412,848
Parker-Hannifin Corp., 2.70%, 06/14/24 ... 652 637,567
Terex Corp., 5.00%, 05/15/29
(b)
........ 141 126,269
Titan International, Inc., 7.00%, 04/30/28 .. 59 55,142
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
684 626,905
Traton Finance Luxembourg SA
(d)
0.00%, 06/14/24 ................. EUR 2,400 2,460,816
0.13%, 11/10/24 ................. 2,200 2,218,654
4.13%, 11/22/25 ................. 1,300 1,360,560
Wabash National Corp., 4.50%, 10/15/28
(b)
. USD 195 164,260
13,820,147
Media — 0.5%
Altice Financing SA, 5.00%, 01/15/28
(b)
.... 500 426,942
Charter Communications Operating LLC
3.75%, 02/15/28 ................. 444 400,359
4.20%, 03/15/28 ................. 13,356 12,258,650
2.25%, 01/15/29 ................. 302 246,305
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 810 800,764
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 583 517,699
9.00%, 09/15/28 ................. 417 412,972
Comcast Corp., 3.30%, 04/01/27 ....... 262 243,918
CSC Holdings LLC
(b)
5.38%, 02/01/28 ................. 381 310,177
11.25%, 05/15/28 ................ 200 199,217
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 274 242,265
DISH DBS Corp.
(b)
5.25%, 12/01/26 ................. 412 350,138
5.75%, 12/01/28 ................. 13 9,994
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 414 417,091
GCI LLC, 4.75%, 10/15/28
(b)
.......... 117 100,913
Gray Television, Inc.
(b)
5.88%, 07/15/26 ................. 46 41,330
7.00%, 05/15/27 ................. 92 79,120
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 34 30,572
Informa plc, 2.13%, 10/06/25
(d)
......... EUR 1,411 1,428,588
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... USD 302 277,387
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 20 17,798
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 405 356,838
4.25%, 01/15/29 ................. 111 88,081
4.63%, 03/15/30 ................. 42 33,016

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
92
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... USD 244 $ 185,358
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 48 42,780
5.00%, 08/01/27 ................. 376 343,439
TCI Communications, Inc., 7.13%, 02/15/28 . 772 818,147
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 19 18,003
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 180,000
Univision Communications, Inc.
(b)
6.63%, 06/01/27 ................. 246 229,106
8.00%, 08/15/28 ................. 150 145,425
7.38%, 06/30/30 ................. 72 65,801
Videotron Ltd., 5.13%, 04/15/27
(b)
....... 240 227,100
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 300 258,876
WPP Finance SA, 3.00%, 11/20/23
(d)
..... EUR 3,960 4,178,286
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
.... USD 300 274,647
26,257,102
Metals & Mining — 0.3%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
. 81 80,597
ATI, Inc.
5.88%, 12/01/27 ................. 397 376,157
7.25%, 08/15/30 ................. 231 229,268
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 726 717,317
Carpenter Technology Corp., 6.38%, 07/15/28 54 52,081
Constellium SE
(b)
5.88%, 02/15/26 ................. 305 297,881
5.63%, 06/15/28 ................. 387 364,098
3.75%, 04/15/29 ................. 368 308,353
Glencore Funding LLC, 6.13%, 10/06/28
(b)
.. 11,049 11,030,034
Kaiser Aluminum Corp., 4.63%, 03/01/28
(b)
. 322 281,167
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
. 15 15,150
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 179 167,094
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 1,073 958,292
4.75%, 01/30/30 ................. 70 60,582
14,938,071
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 17 16,368
4.25%, 02/01/27 ................. 118 103,206
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 97 96,802
4.38%, 01/15/27 ................. 44 38,379
254,755
Multi-Utilities — 0.9%
E.ON SE, 0.88%, 01/08/25
(d)
.......... EUR 508 516,051
National Grid Electricity Transmission plc,
0.19%, 01/20/25
(d)
............... 1,490 1,496,632
National Grid North America, Inc., 4.15%,
09/12/27
(d)
.................... 3,990 4,196,070
NiSource, Inc., 5.25%, 03/30/28 ........ USD 10,321 10,114,975
San Diego Gas & Electric Co., 4.95%, 08/15/28 10,290 10,017,327
Sempra, 3.30%, 04/01/25 ............ 3,984 3,829,589
WEC Energy Group, Inc.
4.75%, 01/09/26 ................. 11,420 11,186,887
5.60%, 09/12/26 ................. 873 872,856
42,230,387
Oil, Gas & Consumable Fuels — 3.0%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 198 196,438
Antero Midstream Partners LP
(b)
7.88%, 05/15/26 ................. 110 110,783
5.75%, 03/01/27 ................. 244 232,887
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.75%, 01/15/28 ................. USD 48 $ 45,275
Antero Resources Corp., 8.38%, 07/15/26
(b)
. 136 140,330
Ascent Resources Utica Holdings LLC
(b)
8.25%, 12/31/28 ................. 410 405,733
5.88%, 06/30/29 ................. 509 457,700
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 62 62,733
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
230 230,858
Buckeye Partners LP
(b)
4.13%, 03/01/25 ................. 24 22,798
4.50%, 03/01/28 ................. 134 117,585
Callon Petroleum Co.
6.38%, 07/01/26 ................. 272 266,944
8.00%, 08/01/28
(b)
................ 254 254,362
7.50%, 06/15/30
(b)
................ 272 263,725
Chesapeake Energy Corp.
(b)
5.50%, 02/01/26 ................. 119 115,149
6.75%, 04/15/29 ................. 314 307,281
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 276 271,895
8.38%, 01/15/29 ................. 226 225,706
Civitas Resources, Inc., 8.38%, 07/01/28
(b)
. 313 318,477
Comstock Resources, Inc., 6.75%, 03/01/29
(b)
450 413,952
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 564 552,720
9.25%, 02/15/28 ................. 208 212,358
Crestwood Midstream Partners LP, 6.00%,
02/01/29
(b)
.................... 101 97,495
CrownRock LP
(b)
5.63%, 10/15/25 ................. 790 777,320
5.00%, 05/01/29 ................. 60 56,218
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
97 97,014
DT Midstream, Inc., 4.13%, 06/15/29
(b)
.... 187 161,763
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 163 166,834
Enbridge Energy Partners LP, 5.88%, 10/15/25 738 737,749
Enbridge, Inc.
2.50%, 01/15/25 ................. 2,955 2,823,901
2.50%, 02/14/25 ................. 12,081 11,511,336
Energy Transfer LP
5.88%, 01/15/24 ................. 10,287 10,280,592
4.25%, 04/01/24 ................. 566 560,873
4.50%, 04/15/24 ................. 1,433 1,420,715
4.05%, 03/15/25 ................. 11,089 10,783,194
5.95%, 12/01/25 ................. 875 872,494
Eni SpA, 3.63%, 05/19/27
(d)
........... EUR 3,300 3,429,648
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ USD 169 159,787
5.38%, 06/01/29 ................. 99 91,575
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 34 32,455
4.85%, 07/15/26 ................. 96 90,380
Enterprise Products Operating LLC, 4.15%,
10/16/28 ..................... 9,310 8,728,422
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 56 55,130
4.13%, 12/01/26 ................. 55 50,911
6.50%, 07/01/27
(b)
................ 180 175,766
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... 45 44,775
Genesis Energy LP
7.75%, 02/01/28 ................. 23 21,803
8.88%, 04/15/30 ................. 46 44,914
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 41 40,551
Hess Corp., 4.30%, 04/01/27 .......... 7,315 6,948,354

Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
Schedules of Investments
93
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... USD 79 $ 66,616
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 120 112,526
5.75%, 02/01/29 ................. 162 146,285
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 32 30,884
Matador Resources Co.
5.88%, 09/15/26 ................. 244 235,491
6.88%, 04/15/28
(b)
................ 92 90,329
MPLX LP
1.75%, 03/01/26 ................. 1,168 1,059,085
4.25%, 12/01/27 ................. 2,896 2,720,257
4.00%, 03/15/28 ................. 1,963 1,815,930
4.80%, 02/15/29 ................. 909 862,425
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 430 410,480
6.50%, 09/30/26 ................. 5 4,604
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
177 175,060
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 397 396,524
NuStar Logistics LP, 5.75%, 10/01/25 ..... 43 41,817
Occidental Petroleum Corp.
5.55%, 03/15/26 ................. 498 491,436
3.40%, 04/15/26 ................. 282 263,208
8.50%, 07/15/27 ................. 7,400 7,924,068
ONEOK, Inc.
5.85%, 01/15/26 ................. 391 391,262
5.55%, 11/01/26 ................. 7,107 7,060,670
4.55%, 07/15/28 ................. 722 679,958
5.65%, 11/01/28 ................. 4,414 4,356,829
4.35%, 03/15/29 ................. 334 308,034
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.. 53 52,787
PDC Energy, Inc., 5.75%, 05/15/26 ...... 120 119,586
Permian Resources Operating LLC
(b)
7.75%, 02/15/26 ................. 212 213,372
6.88%, 04/01/27 ................. 344 339,089
5.88%, 07/01/29 ................. 304 285,968
Pioneer Natural Resources Co.
1.13%, 01/15/26 ................. 5,244 4,739,208
5.10%, 03/29/26 ................. 3,860 3,810,385
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 16 14,399
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 88 78,381
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 1,178 1,175,512
5.63%, 03/01/25 ................. 12,091 12,014,801
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
............... 152 152,380
SM Energy Co.
5.63%, 06/01/25 ................. 88 86,126
6.75%, 09/15/26 ................. 134 131,537
6.63%, 01/15/27 ................. 10 9,800
6.50%, 07/15/28 ................. 181 173,760
Southwestern Energy Co., 5.70%, 01/23/25
(a)(c)
9 8,868
Spectra Energy Partners LP, 3.50%, 03/15/25 390 376,470
Sunoco LP
6.00%, 04/15/27 ................. 54 52,339
7.00%, 09/15/28
(b)
................ 86 84,860
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 4 3,989
6.00%, 03/01/27 ................. 46 43,234
5.50%, 01/15/28 ................. 82 74,620
TransCanada PipeLines Ltd., 4.88%, 01/15/26 460 450,589
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
.................... 993 835,588
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. USD 44 $ 41,633
Vital Energy, Inc.
10.13%, 01/15/28 ................ 101 102,945
9.75%, 10/15/30 ................. 100 102,228
Western Midstream Operating LP, 6.35%,
01/15/29 ..................... 2,380 2,384,908
Williams Cos., Inc. (The)
4.50%, 11/15/23 ................. 293 292,268
5.40%, 03/02/26 ................. 18,099 17,958,518
5.30%, 08/15/28 ................. 5,628 5,504,966
146,846,550
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(b)
......... 361 327,628
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 67 63,064
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 15 16,125
5.50%, 04/20/26 ................. 200 195,153
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 46 41,392
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
171 169,554
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
110 110,178
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 656 635,247
Series 2020-1, Class A, 5.88%, 10/15/27 3,431 3,401,927
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 337 311,654
4.63%, 04/15/29 ................. 297 255,281
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
70 54,065
5,581,268
Personal Care Products — 0.0%
Coty, Inc.
(b)
4.75%, 01/15/29 ................. 20 18,036
6.63%, 07/15/30 ................. 101 98,610
Haleon Netherlands Capital BV, 1.25%,
03/29/26
(d)
.................... EUR 276 272,253
388,899
Pharmaceuticals — 0.3%
Bayer AG
(d)
0.05%, 01/12/25 ................. 2,900 2,910,351
4.00%, 08/26/26 ................. 3,240 3,433,163
Bayer Capital Corp. BV, 1.50%, 06/26/26
(d)
. 2,600 2,566,579
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. USD 27 24,770
3.13%, 02/15/29 ................. 304 249,339
3.50%, 04/01/30 ................. 90 74,099
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 276 240,640
Organon & Co., 4.13%, 04/30/28
(b)
...... 600 521,345
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ..................... 4,859 4,684,636
Takeda Pharmaceutical Co. Ltd., 4.40%,
11/26/23 ..................... 1,176 1,173,199
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 ................. 191 169,834
4.75%, 05/09/27 ................. 200 183,102
16,231,057
Professional Services — 0.0%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ....... 364 276,196
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 246 212,086
KBR, Inc., 4.75%, 09/30/28 ........... 13 11,440
Korn Ferry, 4.63%, 12/15/27 .......... 193 177,560
677,282

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
94
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC, 7.00%,
04/15/30
(b)
.................... USD 213 $ 191,796
Fantasia Holdings Group Co. Ltd.
(d)(f)(g)
10.88%, 01/09/23 ................ 1,167 46,680
11.88%, 06/01/23 ................ 667 26,680
9.25%, 07/28/23 ................. 667 26,680
9.88%, 10/19/23 ................. 333 13,320
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(b)
.................... 9 8,891
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
178 156,830
470,877
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 109 90,836
Realty Income Corp.
5.05%, 01/13/26 ................. 586 577,650
0.75%, 03/15/26 ................. 908 804,118
4.88%, 06/01/26 ................. 671 658,487
3.00%, 01/15/27 ................. 395 362,088
2,493,179
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Corp.
3.88%, 01/15/27 ................. 8,119 7,628,666
3.50%, 01/15/28 ................. 838 761,883
Broadcom, Inc.
3.46%, 09/15/26 ................. 1,248 1,171,714
1.95%, 02/15/28
(b)
................ 1,037 884,042
4.11%, 09/15/28 ................. 1,553 1,432,609
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 729 655,377
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 91 80,997
Intel Corp., 4.88%, 02/10/28 .......... 3,188 3,127,315
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(b)
101 97,687
NXP BV
2.70%, 05/01/25 ................. 4,639 4,400,834
4.30%, 06/18/29 ................. 793 725,341
3.40%, 05/01/30 ................. 1,573 1,346,370
QUALCOMM, Inc., 3.25%, 05/20/27 ..... 318 296,638
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 145 119,625
22,729,098
Software — 1.0%
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 112 111,500
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. 881 876,596
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 282 260,339
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 147 143,509
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 380 368,415
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 865 748,831
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
1,679 1,484,791
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 98 90,204
6.50%, 10/15/28 ................. 12 10,227
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 18 15,161
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 129 115,336
Gen Digital, Inc., 6.75%, 09/30/27
(b)
...... 157 153,917
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 199 176,740
NCR Corp., 5.00%, 10/01/28
(b)
......... 315 281,956
Oracle Corp.
1.65%, 03/25/26 ................. 18,172 16,459,972
2.65%, 07/15/26 ................. 8,533 7,867,393
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 163 156,648
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
..... 184 155,996
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
587 553,917
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 269 224,753
Security
Par (000)
Par (000) Value
Software (continued)
VMware, Inc.
1.40%, 08/15/26 ................. USD 8,789 $ 7,752,836
3.90%, 08/21/27 ................. 6,614 6,161,671
1.80%, 08/15/28 ................. 886 735,300
Workday, Inc., 3.50%, 04/01/27 ........ 3,877 3,617,376
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
294 245,033
48,768,417
Specialized REITs — 1.1%
American Tower Corp.
1.30%, 09/15/25 ................. 896 819,877
1.60%, 04/15/26 ................. 6,121 5,495,816
0.45%, 01/15/27 ................. EUR 3,155 2,930,318
3.65%, 03/15/27 ................. USD 12,749 11,812,538
5.25%, 07/15/28 ................. 5,211 5,031,974
Crown Castle, Inc.
1.05%, 07/15/26 ................. 9,166 8,042,949
4.80%, 09/01/28 ................. 10,693 10,149,389
Equinix, Inc., 1.80%, 07/15/27 ......... 9,447 8,155,542
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
.... 550 537,918
Public Storage Operating Co., 5.13%, 01/15/29 528 519,630
SBA Communications Corp.
3.88%, 02/15/27 ................. 313 286,794
3.13%, 02/01/29 ................. 276 230,204
54,012,949
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 6 5,371
4.75%, 03/01/30 ................. 91 77,770
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. 312 306,540
8.50%, 10/30/25 ................. 200 196,835
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 79 68,053
Home Depot, Inc. (The), 2.80%, 09/14/27 .. 26 23,815
Lowe's Cos., Inc.
4.40%, 09/08/25 ................. 9,596 9,381,004
1.70%, 09/15/28 ................. 2,957 2,468,837
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 141 133,426
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 60 56,109
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 579 500,200
Staples, Inc., 7.50%, 04/15/26
(b)
........ 86 70,722
13,288,682
Technology Hardware, Storage & Peripherals — 0.0%
HP, Inc., 4.75%, 01/15/28 ............ 89 85,367
Litigation Systems, Inc., Series 2020-1, Class
A, 4.00%, 10/30/27
(e)
............. 1,856 1,800,271
Seagate HDD Cayman, 8.25%, 12/15/29
(b)
. 155 159,185
2,044,823
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... 122 100,940
Hanesbrands, Inc., 4.88%, 05/15/26 ..... 58 53,172
William Carter Co. (The), 5.63%, 03/15/27 .. 91 87,519
241,631
Tobacco — 1.1%
Altria Group, Inc., 2.35%, 05/06/25 ...... 1,000 945,879
BAT Capital Corp.
1.13%, 11/16/23
(d)
................ EUR 2,350 2,474,490
3.22%, 08/15/24 ................. USD 10,429 10,169,194
2.79%, 09/06/24 ................. 16,833 16,333,508
BAT International Finance plc
0.88%, 10/13/23
(d)
................ EUR 2,124 2,243,138
5.93%, 02/02/29 ................. USD 12,554 12,324,866

Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
Schedules of Investments
95
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
Philip Morris International, Inc.
5.13%, 11/15/24 ................. USD 5,438 $ 5,399,149
4.88%, 02/13/26 ................. 1,102 1,083,908
0.13%, 08/03/26 ................. EUR 256 242,429
5.13%, 11/17/27 ................. USD 1,141 1,117,256
52,333,817
Trading Companies & Distributors — 0.1%
Air Lease Corp., 1.88%, 08/15/26 ....... 4,930 4,380,061
Beacon Roofing Supply, Inc.
(b)
4.13%, 05/15/29 ................. 49 41,895
6.50%, 08/01/30 ................. 100 96,911
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 267 262,419
9.75%, 08/01/27 ................. 204 211,005
5.50%, 05/01/28 ................. 175 158,653
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 250 236,414
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 341 298,853
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 505 506,192
7.25%, 06/15/28 ................. 22 22,107
6,214,510
Wireless Telecommunication Services — 0.9%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 754 703,254
Rogers Communications, Inc.
2.90%, 11/15/26 ................. 1,951 1,782,702
3.20%, 03/15/27 ................. 10,593 9,688,954
Sprint LLC, 7.13%, 06/15/24 .......... 6,368 6,406,737
Sprint Spectrum Co. LLC, 4.74%, 03/20/25
(b)
3,041 3,008,991
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. 11,206 10,315,848
2.63%, 04/15/26 ................. 7,006 6,479,387
3.75%, 04/15/27 ................. 7,339 6,857,705
2.05%, 02/15/28 ................. 287 246,786
45,490,364
Total Corporate Bonds — 33.5%
(Cost: $1,704,891,826) ........................... 1,648,808,312
Foreign Agency Obligations
Canada — 1.0%
(b)
CPPIB Capital, Inc., 0.50%
,
09/16/24 ..... 22,650 21,543,612
OMERS Finance Trust, 1.10%
,
03/26/26 ... 17,380 15,697,815
Ontario Teachers' Finance Trust, 4.25%
,
04/25/28 ...................... 13,860 13,381,378
50,622,805
Italy — 0.0%
ACEA SpA, 0.00%
,
09/28/25
(d)
.......... EUR 343 333,862
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.88%
,
04/16/24
(b)
... USD 3,245 3,179,646
Total Foreign Agency Obligations — 1.1%
(Cost: $57,430,978) .............................. 54,136,313
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.7%
Angel Oak Mortgage Trust, Series 2023-6,
Class A1, 6.50%, 12/25/67
(b)(c)
........ 2,559 2,539,799
Arroyo Mortgage Trust, Series 2022-2, Class
A1, 4.95%, 07/25/57
(a)(b)(c)
........... 4,552 4,390,816
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Atlas Funding plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.70%), 6.94%,
07/25/58
(d)
................... GBP 125 $ 151,991
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.25%), 7.49%,
07/25/58
(d)
................... 110 133,561
Banc of America Mortgage Trust, Series 2003-
J, Class 2A1, 3.89%, 11/25/33
(a)
....... USD 133 118,859
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average + 1.70%),
6.89%, 08/27/58
(a)(d)
............... GBP 520 614,983
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 3.68%, 07/25/34
(a)
............. USD 199 176,605
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a)(b)(e)(h)
...... 16 —
BRAVO Residential Funding Trust, Series
2023-NQM6, Class A1, 6.60%, 09/25/63
(b)(c)
4,593 4,587,397
Canada Square Funding plc
(a)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.60%), 6.79%,
06/17/58
(d)
................... GBP 102 121,664
Series 6, Class C, (Sterling Overnight Index
Average + 1.45%), 6.69%, 01/17/59
(d)
. 318 372,552
Series 6, Class D, (Sterling Overnight Index
Average + 1.85%), 7.09%, 01/17/59
(d)
. 178 204,228
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (1-mo. CME
Term SOFR at 6.50% Cap + 1.01%),
6.33%, 07/25/49 ............... USD 697 665,250
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 .................... 1,492 1,278,111
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 226 205,384
Series 2005-HYB8, Class 2A1, 4.16%,
12/20/35
(a)
................... 492 440,256
CIM Trust, Series 2021-R6, Class A1, 1.42%,
07/25/61
(a)(b)
.................... 4,083 3,446,336
CMF plc
(a)
Series 2020-1, Class B, (Sterling Overnight
Index Average + 1.00%), 6.19%,
01/16/57
(d)
................... GBP 220 266,988
Series 2020-1, Class C, (Sterling Overnight
Index Average + 1.25%), 6.44%,
01/16/57
(d)
................... 105 127,637
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a)(b)
........ USD 2,592 2,331,484
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a)(b)
.................... 6,224 5,667,313
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B2, 6.65%,
04/25/43 .................... 166 165,203
Series 2013-HYB1, Class B4, 6.65%,
04/25/43 .................... 1,583 1,575,900
Series 2015-1, Class A1, 2.50%, 01/25/45 5,225 4,303,550
Series 2017-RPL1, Class A1, 2.75%,
07/25/57 .................... 555 521,644
Series 2019-RP10, Class A1, 3.06%,
12/26/59 .................... 2,612 2,578,957
Dutch Property Finance BV
(a)
Series 2021-1, Class B, (3-mo. EURIBOR +
1.10%), 4.81%, 07/28/58
(d)
........ EUR 740 774,651
Series 2021-2, Class B, (3-mo. EURIBOR +
0.80%), 4.51%, 04/28/59
(d)
........ 820 850,915

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
96
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-2, Class C, (3-mo. EURIBOR +
1.05%), 4.76%, 04/28/59
(d)
........ EUR 503 $ 514,069
Finsbury Square, Series 2021-1GRX, Class C,
(Sterling Overnight Index Average + 1.25%),
6.44%, 12/16/67
(a)(d)
............... GBP 1,045 1,233,156
Finsbury Square plc
(a)
Series 2021-2X, Class C, (Sterling Overnight
Index Average + 1.40%), 6.59%,
12/16/71
(d)
................... 371 436,073
Series 2021-2X, Class D, (Sterling Overnight
Index Average + 1.70%), 6.89%,
12/16/71
(d)
................... 200 229,491
Flagstar Mortgage Trust, Series 2018-2, Class
A4, 3.50%, 04/25/48
(a)(b)
............ USD 2,662 2,589,270
Gemgarto plc, Series 2021-1X, Class C,
(Sterling Overnight Index Average + 1.30%),
6.49%, 12/16/67
(a)(d)
............... GBP 218 260,991
GS Mortgage-Backed Securities Corp. Trust
(a)(b)
Series 2019-PJ1, Class B1, 4.07%, 08/25/49 USD 1,971 1,818,046
Series 2022-PJ2, Class A4, 2.50%, 06/25/52 12,116 9,165,022
Harben Finance
(a)
Series 2017-1RX, Class C, (Sterling
Overnight Index Average + 1.15%),
6.34%, 09/28/55
(d)
.............. GBP 741 862,258
Series 2017-1RX, Class D, (Sterling
Overnight Index Average + 1.50%),
6.69%, 09/28/55
(d)
.............. 441 502,399
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b)(c)
... USD 1,838 1,778,365
Hops Hill No. 1 plc
(a)
Series 1, Class C, (Sterling Overnight Index
Average + 1.85%), 7.04%, 05/27/54
(d)
. GBP 200 243,608
Series 1, Class D, (Sterling Overnight Index
Average + 2.35%), 7.54%, 05/27/54
(d)
. 100 120,746
JPMorgan Mortgage Trust
(a)(b)
Series 2016-2, Class A1, 6.96%, 06/25/46 USD 1,612 1,466,587
Series 2020-7, Class A3, 3.00%, 01/25/51 2,602 2,059,286
Series 2020-LTV1, Class A11, (1-mo. CME
Term SOFR at 6.00% Cap + 1.11%),
6.00%, 06/25/50 ............... 399 392,693
Series 2021-3, Class A12, 5.50%, 07/25/51 7,796 7,498,918
Series 2021-6, Class A12, 5.00%, 10/25/51 7,962 7,379,537
Series 2021-7, Class A12, 5.00%, 11/25/51 4,595 4,253,320
Series 2022-INV3, Class A3B, 3.00%,
09/25/52 .................... 7,013 5,538,321
Series 2023-DSC1, Class A1, 4.62%,
07/25/63 .................... 4,989 4,564,952
Jubilee Place, Series 3, Class C, (3-mo.
EURIBOR + 1.60%), 5.26%, 01/17/59
(a)(d)
. EUR 201 204,279
Lanebrook Mortgage Transaction plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.25%), 7.45%,
06/12/57
(d)
................... GBP 370 449,573
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.25%), 6.49%,
07/20/58
(d)
................... 158 184,454
Mello Mortgage Capital Acceptance, Series
2022-INV2, Class A3, 3.00%, 04/25/52
(a)(b)
USD 9,869 7,775,128
MFA Trust
(b)(c)
Series 2023-INV2, Class A1, 6.77%,
10/25/58 .................... 1,940 1,935,863
Series 2023-NQM3, Class A1, 6.62%,
07/25/68 .................... 6,186 6,167,027
Mill City Mortgage Loan Trust
(a)(b)
Series 2017-3, Class A1, 2.75%, 01/25/61 2,923 2,834,637
Series 2018-1, Class A1, 3.25%, 05/25/62 1,806 1,741,754
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2018-3, Class A1, 3.50%, 08/25/58 USD 2,300 $ 2,201,983
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 6.21%, 11/25/34
(a)
408 384,961
Mortimer BTL plc, Series 2021-1, Class C,
(Sterling Overnight Index Average + 1.45%),
6.64%, 06/23/53
(a)(d)
............... GBP 111 130,979
New Residential Mortgage Loan Trust
(a)(b)
Series 2016-3A, Class A1B, 3.25%,
09/25/56 .................... USD 1,052 937,105
Series 2018-1A, Class A1A, 4.00%,
12/25/57 .................... 3,765 3,496,016
Series 2020-1A, Class A1B, 3.50%,
10/25/59 .................... 9,019 8,202,524
OBX Trust
(b)
Series 2022-INV3, Class A1, 3.00%,
02/25/52
(a)
................... 2,679 2,110,360
Series 2023-NQM6, Class A1, 6.52%,
07/25/63
(c)
................... 7,521 7,524,913
Polaris plc, Series 2022-1, Class E, (Sterling
Overnight Index Average + 3.40%), 8.59%,
10/23/59
(a)(d)
.................... GBP 538 630,367
PRKCM Trust, Series 2023-AFC3, Class A1,
6.58%, 09/25/58
(b)
................ USD 6,539 6,525,106
PRPM LLC, Series 2023-1, Class A1, 6.88%,
02/25/28
(a)(b)
.................... 2,561 2,553,080
Residential Mortgage Securities 32 plc, Series
32X, Class C, (Sterling Overnight Index
Average + 2.20%), 7.39%, 06/20/70
(a)(d)
.. GBP 1,025 1,242,830
RMAC Securities No.1 plc, Series 2007-NS1X,
Class A2A, (Sterling Overnight Index
Average + 0.27%), 5.47%, 06/12/44
(a)(d)
.. 280 330,720
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57 USD 3,653 3,375,091
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
10,527 9,697,015
Series 2019-4, Class MA, 3.00%, 02/25/59 11,103 9,919,843
Sequoia Mortgage Trust, Series 2017-CH1,
Class A2, 3.50%, 08/25/47
(a)(b)
........ 295 265,342
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(a)(b)(c)
....... 907 875,960
Stanlington No. 2 plc
(a)
Series 2, Class C, (Sterling Overnight Index
Average at 8.00% Cap + 1.75%), 6.95%,
06/12/45
(d)
................... GBP 535 635,707
Series 2, Class D, (Sterling Overnight Index
Average at 8.00% Cap + 2.20%), 7.40%,
06/12/45
(d)
................... 329 384,025
Series 2, Class E, (Sterling Overnight Index
Average at 8.00% Cap + 3.30%), 8.00%,
06/12/45
(d)
................... 450 514,012
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a)(b)
USD 2,197 1,920,613
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (1-mo.
CME Term SOFR at 0.30% Floor + 0.41%),
5.73%, 09/25/34
(a)
................ 482 412,988
Together Asset-Backed Securitisation plc,
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average + 1.25%), 6.49%,
07/12/63
(a)(d)
.................... GBP 108 128,019
Towd Point Mortgage Trust
(a)(b)
Series 2015-1, Class A5, 4.31%, 10/25/53 USD 8,570 8,389,191
Series 2017-4, Class A1, 2.75%, 06/25/57 8,069 7,611,020
Series 2017-6, Class A1, 2.75%, 10/25/57 6,684 6,340,699
Series 2018-1, Class A1, 3.00%, 01/25/58 3,845 3,692,487
Series 2018-2, Class A1, 3.25%, 03/25/58 4,449 4,250,176

Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
Schedules of Investments
97
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2018-6, Class A1A, 3.75%, 03/25/58 USD 6,807 $ 6,586,407
Tower Bridge Funding plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.85%), 7.09%,
07/21/64
(d)
................... GBP 365 444,611
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.15%), 7.39%,
07/21/64
(d)
................... 252 306,092
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.50%), 6.71%,
11/20/63
(d)
................... 140 166,783
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.80%), 7.01%,
11/20/63
(d)
................... 169 198,549
Twin Bridges plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.25%), 7.45%,
12/12/54
(d)
................... 395 480,955
Series 2020-1, Class D, (Sterling Overnight
Index Average + 3.00%), 8.20%,
12/12/54
(d)
................... 225 273,669
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.60%), 6.80%,
03/12/55
(d)
................... 436 523,506
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.10%), 7.30%,
03/12/55
(d)
................... 220 261,534
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.15%), 6.35%,
09/12/55
(d)
................... 435 507,701
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.50%), 6.70%,
09/12/55
(d)
................... 187 215,464
Series 2022-1, Class D, (Sterling Overnight
Index Average + 1.70%), 6.90%,
12/01/55
(d)
................... 365 413,970
UWM Mortgage Trust, Series 2021-INV5, Class
A10, 5.00%, 01/25/52
(a)(b)
........... USD 4,985 4,620,741
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b)(c)
............ 8,186 7,365,985
Walsh Acceptance, Series 1997-2, Class A,
(1-mo. CME Term SOFR at 1.00% Floor +
2.11%), 7.44%, 03/01/27
(a)(b)
......... 2 1,155
Wells Fargo Mortgage Backed Securities
Trust
(a)(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 795 650,287
Series 2020-RR1, Class A1, 3.00%,
05/25/50 .................... 1,350 1,075,307
231,587,705
Commercial Mortgage-Backed Securities — 5.6%
Alen Mortgage Trust, Series 2021-ACEN,
Class A, (1-mo. CME Term SOFR + 1.26%),
6.60%, 04/15/34
(a)(b)
............... 8,030 7,278,705
Atom Mortgage Securities DAC, Series 1X,
Class D, (Sterling Overnight Index Average
+ 1.90%), 7.13%, 07/22/31
(a)(d)
........ GBP 1,542 1,606,485
BAMLL Commercial Mortgage Securities
Trust, Series 2017-SCH, Class AF, (1-mo.
CME Term SOFR at 1.00% Floor + 1.05%),
6.38%, 11/15/33
(a)(b)
............... USD 3,270 3,139,972
BANK
Series 2018-BN14, Class A2, 4.13%,
09/15/60 .................... 2,428 2,421,068
Series 2019-BN16, Class A2, 3.93%,
02/15/52 .................... 9,927 9,898,841
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-BN18, Class A2, 3.47%,
05/15/62 .................... USD 15,479 $ 15,137,159
BANK5, Series 2023-5YR3, Class A3, 6.72%,
09/15/56
(a)
..................... 1,740 1,782,014
BBCMS Mortgage Trust, Series 2023-C19,
Class A2B, 5.75%, 04/15/56 ......... 6,080 5,930,746
Benchmark Mortgage Trust, Series 2023-V3,
Class A3, 6.36%, 07/15/56
(a)
......... 6,125 6,190,619
BX Commercial Mortgage Trust, Series 2019-
XL, Class A, (1-mo. CME Term SOFR at
1.03% Floor + 1.03%), 6.37%, 10/15/36
(a)(b)
3,725 3,714,733
BX Trust
(a)(b)
Series 2021-VIEW, Class A, (1-mo. CME
Term SOFR + 1.39%), 6.73%, 06/15/36 3,450 3,284,594
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR + 2.69%), 8.02%, 05/15/38 6,600 6,608,264
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo. EURIBOR
+ 2.50%), 6.32%, 05/22/34
(d)
....... EUR 4,583 4,671,705
Series 2022-1X, Class B, (3-mo. EURIBOR
+ 3.50%), 7.32%, 05/22/34
(d)
....... 2,190 2,143,288
CENT Trust, Series 2023-CITY, Class A,
(1-mo. CME Term SOFR + 2.62%), 7.95%,
09/15/28
(a)(b)
.................... USD 5,838 5,835,161
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%,
06/10/48 .................... 9,000 8,575,196
Series 2015-P1, Class A4, 3.46%, 09/15/48 13,173 12,674,133
Series 2016-P3, Class A2, 2.74%, 04/15/49 1,184 1,133,169
Commercial Mortgage Trust
Series 2013-CR13, Class A4, 4.19%,
11/10/46
(a)
................... 2,669 2,660,518
Series 2014-UBS5, Class ASB, 3.55%,
09/10/47 .................... 973 964,857
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 .................... 384 376,125
Series 2015-CR22, Class A3, 3.21%,
03/10/48 .................... 11,549 11,030,721
Series 2015-CR23, Class A4, 3.50%,
05/10/48 .................... 7,750 7,414,346
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 .................... 2,396 2,356,691
Series 2015-PC1, Class B, 4.42%,
07/10/50
(a)
................... 4,175 3,809,057
Credit Suisse Mortgage Capital Certificates
(b)
Series 2020-NET, Class A, 2.26%, 08/15/37 6,919 6,193,180
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 6,240 5,434,197
Series 2021-980M, Class C, 3.20%,
07/15/31 .................... 3,450 3,015,248
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 .... 2,458 2,343,144
CSMC Trust, Series 2021-BHAR, Class C,
(1-mo. CME Term SOFR + 2.11%), 7.45%,
11/15/38
(a)(b)
.................... 2,500 2,462,342
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class F, 5.52%, 05/03/32
(b)
..... 2,000 1,848,667
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR + 2.09%), 7.42%, 03/15/28 5,890 5,830,947
Series 2023-FUN, Class B, (1-mo. CME
Term SOFR + 2.79%), 8.12%, 03/15/28 5,065 4,995,181
GS Mortgage Securities Trust
Series 2011-GC5, Class AS, 5.21%,
08/10/44
(a)(b)
.................. 4,562 4,367,710

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
98
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-GC24, Class AAB, 3.65%,
09/10/47 .................... USD 1,474 $ 1,453,292
Haus European Loan Conduit No. 39 DAC,
Series 39X, Class C, (3-mo. EURIBOR +
1.40%), 5.11%, 07/28/51
(a)(d)
......... EUR 841 761,124
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class ASB, 3.66%,
09/15/47 ...................... USD 1,238 1,220,429
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 8,404 7,606,401
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-C16, Class A4, 4.17%,
12/15/46 .................... 604 602,662
Series 2018-WPT, Class AFX, 4.25%,
07/05/33
(b)
................... 7,070 6,327,650
Series 2019-BKWD, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.36%),
6.95%, 09/15/29
(a)(b)
............. 1,267 1,168,537
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)(b)
.................. 1,000 651,775
KNDL Mortgage Trust, Series 2019-KNSQ,
Class D, (1-mo. CME Term SOFR at 1.35%
Floor + 1.55%), 6.88%, 05/15/36
(a)(b)
.... 2,972 2,940,818
Last Mile Logistics Pan Euro Finance DAC
(a)
Series 1X, Class C, (3-mo. EURIBOR +
1.40%), 5.19%, 08/17/33
(d)
........ EUR 1,331 1,324,377
Series 1X, Class D, (3-mo. EURIBOR +
1.90%), 5.69%, 08/17/33
(d)
........ 1,031 1,000,827
Last Mile Securities PE DAC
(a)
Series 2021-1X, Class B, (3-mo. EURIBOR
at 5.20% Cap + 1.20%), 4.99%,
08/17/31
(d)
................... 939 937,585
Series 2021-1X, Class C, (3-mo. EURIBOR
at 5.60% Cap + 1.60%), 5.39%,
08/17/31
(d)
................... 1,061 1,046,792
LUX Trust, Series 2023-LION, Class A, (1-
mo. CME Term SOFR + 2.69%), 8.02%,
08/15/28
(a)(b)
.................... USD 2,329 2,337,169
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
..................... 1,955 1,914,747
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2013-C13, Class A4, 4.04%, 11/15/46 6,840 6,813,090
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 12,405 12,311,110
Series 2014-C18, Class ASB, 3.62%,
10/15/47 .................... 1,054 1,045,762
Series 2014-C19, Class ASB, 3.33%,
12/15/47 .................... 1,556 1,536,348
Morgan Stanley Capital I Trust, Series 2018-
BOP, Class A, (1-mo. CME Term SOFR +
0.90%), 6.23%, 08/15/33
(a)(b)
......... 1,799 1,513,241
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (1-mo. CME Term
SOFR + 1.06%), 6.40%, 06/15/35
(a)(b)
... 1,659 1,566,056
Pearl Finance DAC
(a)
Series 2020-1, Class A2, (3-mo. EURIBOR
+ 1.90%), 5.69%, 11/17/32
(d)
....... EUR 1,128 1,171,442
Series 2020-1, Class B, (3-mo. EURIBOR +
2.50%), 6.29%, 11/17/32
(d)
........ 1,355 1,387,350
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (1-mo. CME Term SOFR
+ 0.99%), 6.33%, 07/15/38
(a)(b)
........ USD 15,473 14,413,324
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Ready Capital Mortgage Financing LLC, Series
2022-FL9, Class A, (1-mo. CME Term SOFR
+ 2.47%), 7.79%, 06/25/37
(a)(b)
........ USD 1,303 $ 1,300,789
Sage AR Funding plc, Series 1X, Class C,
(Sterling Overnight Index Average + 2.15%),
7.37%, 11/17/30
(a)(d)
............... GBP 535 624,815
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1-mo. CME
Term SOFR + 2.19%), 7.52%, 05/15/37
(a)(b)
USD 5,520 5,412,681
Taurus UK DAC
(a)
Series 2021-UK1X, Class B, (Sterling
Overnight Index Average at 1.30% Floor
+ 1.30%), 6.52%, 05/17/31
(d)
....... GBP 880 1,030,701
Series 2021-UK1X, Class C, (Sterling
Overnight Index Average + 1.65%),
6.87%, 05/17/31
(d)
.............. 536 622,468
Series 2021-UK1X, Class D, (Sterling
Overnight Index Average + 2.60%),
7.82%, 05/17/31
(d)
.............. 547 634,156
Series 2021-UK4X, Class D, (Sterling
Overnight Index Average + 2.10%),
7.32%, 08/17/31
(d)
.............. 1,389 1,581,342
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ....... USD 283 234,141
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 . 349 325,155
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
2,302 2,155,627
Series 2023-3, Class A, 7.10%, 08/25/53
(a)
6,482 6,425,693
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class ASB, 3.48%,
08/15/50 .................... 1,367 1,356,696
Series 2015-C27, Class A5, 3.45%,
02/15/48 .................... 10,140 9,674,999
Series 2015-C28, Class ASB, 3.31%,
05/15/48 .................... 1,720 1,677,818
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class ASB, 3.39%,
08/15/47 .................... 1,067 1,042,006
Series 2014-C21, Class ASBF, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
6.01%, 08/15/47
(a)(b)
............. 276 275,814
Series 2014-C24, Class ASB, 3.32%,
11/15/47 .................... 2,055 2,016,568
276,572,160
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 1.00%, 05/10/48
(a)
.... 28,768 295,541
Total Non-Agency Mortgage-Backed Securities — 10.3%
(Cost: $544,634,257) ............................. 508,455,406
U.S. Government Sponsored Agency Securities
Agency Obligations — 3.2%
Federal Farm Credit Bank Bonds
1.63%, 03/17/31 ................. 450 349,279
1.68%, 09/17/35 ................. 30,000 20,177,540
2.17%, 10/29/29 ................. 6,500 5,464,283
2.25%, 08/15/29 ................. 23,500 19,954,929
2.78%, 12/01/36 ................. 3,525 2,626,911
Federal Home Loan Bank Bonds
0.60%, 12/30/26 ................. 15,000 13,004,935
2.06%, 09/27/29 ................. 19,250 16,117,540
2.18%, 11/06/29 ................. 9,700 8,151,559
2.50%, 11/05/36 ................. 3,525 2,543,549

Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
Schedules of Investments
99
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
0.65%, 05/28/26 ................. USD 15,000 $ 13,339,773
4.20%, 08/28/25 ................. 15,000 14,657,401
5.68%, 04/03/25 ................. 16,000 15,917,423
Federal National Mortgage Association
0.74%, 08/25/27 ................. 15,000 12,716,512
0.81%, 09/25/28 ................. 15,000 12,187,379
1.63%, 08/24/35 ................. 1,000 670,080
157,879,093
Collateralized Mortgage Obligations — 2.3%
Federal Home Loan Mortgage Corp.
Series 3710, Class MG, 4.00%, 08/15/25
(c)
108 106,520
Series 3959, Class MA, 4.50%, 11/15/41 . 692 670,240
Series 3986, Class M, 4.50%, 09/15/41 .. 179 176,317
Series 4459, Class BN, 3.00%, 08/15/43 . 3,787 3,331,576
Series 4569, Class JA, 3.00%, 03/15/42 . 3,246 3,106,985
Series 4752, Class PL, 3.00%, 09/15/46 . 5,022 4,586,473
Series 4941, Class MB, 3.00%, 07/25/49 . 4,357 3,699,599
Series 5000, Class MA, 2.00%, 06/25/44 . 3,355 2,956,341
Series 5006, Class KA, 2.00%, 06/25/45 . 9,553 8,287,725
Series 5105, Class LA, 1.50%, 04/15/44 . 23,064 21,526,039
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2019-
FTR2, Class M1, (SOFR 30 day Average +
1.06%), 6.38%, 11/25/48
(a)(b)
......... 168 167,631
Federal National Mortgage Association
Series 2011-48, Class MG,
4.00%, 06/25/26
(c)
.............. 313 305,790
Series 2011-84, Class MG,
4.00%, 09/25/26
(c)
.............. 413 402,549
Series 2020-79, 1.50%, 11/25/50 ...... 6,735 5,630,768
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 1997-20, Class FB, 2.61%, 03/25/27 1 1,191
Series 2022-65, Class FB, (SOFR 30 day
Average at 0.80% Floor and 6.00% Cap
+ 0.80%), 6.00%, 09/25/52 ........ 44,721 42,881,930
Government National Mortgage Association
Series 2013-131, Class PA, 3.50%, 06/16/42 526 512,504
Series 2017-136, Class GB,
3.00%, 03/20/47 ............... 3,609 3,233,258
Series 2018-36, Class AM, 3.00%, 07/20/45 8,524 7,976,389
Series 2020-127, Class LP, 1.50%, 06/20/50 3,487 2,653,680
112,213,505
Commercial Mortgage-Backed Securities — 0.3%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Series KIR2, Class A1, 2.75%, 03/25/27 . 3,822 3,634,707
Series KJ47, Class A2, 5.43%, 06/25/31
(a)
9,380 9,315,454
12,950,161
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K121, Class X1,
1.12%, 10/25/30 ................. 11,843 636,531
Government National Mortgage Association
Variable Rate Notes, Series 2012-120,
0.64%, 02/16/53 ................. 9,907 154,868
791,399
Mortgage-Backed Securities — 7.2%
Federal Home Loan Mortgage Corp.
3.00%, 09/01/32 - 02/01/36 .......... 2,533 2,268,150
4.00%, 02/01/34 - 06/01/37 .......... 12,888 12,191,401
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50%, 07/01/47 ................. USD 711 $ 667,895
4.50%, 03/01/49
(i)
................ 40,047 37,631,888
(RFUCCT1Y at 7.97% Cap + 1.63%),
5.63%, 10/01/45
(a)
.............. 1,124 1,146,754
Federal National Mortgage Association Variable
Rate Notes
(a)
(RFUCCT1Y at 7.95% Cap + 1.59%),
2.95%, 06/01/45 ............... 1,374 1,338,691
(RFUCCT1Y at 8.66% Cap + 1.74%),
4.87%, 09/01/42 ............... 1,357 1,374,068
(RFUCCT1Y at 7.91% Cap + 1.59%),
5.59%, 11/01/45 ............... 118 119,885
(RFUCCT1Y at 7.97% Cap + 1.58%),
6.75%, 09/01/45 ............... 1,776 1,803,580
Uniform Mortgage-Backed Securities
1.50%, 07/01/31 ................. 19,705 17,649,319
2.50%, 12/01/27 - 04/01/32 .......... 18,790 17,090,647
3.00%, 12/01/26 - 09/01/35 .......... 28,805 26,550,624
3.50%, 04/01/34 ................. 2,027 1,904,473
4.00%, 04/01/26 - 03/01/38 .......... 15,000 14,185,312
4.00%, 10/25/53
(j)
................ 103,730 92,344,011
4.50%, 03/01/47 - 01/01/50 .......... 33,698 31,688,478
4.50%, 10/25/53
(j)
................ 53,525 49,142,641
5.00%, 10/25/53
(j)
................ 50,990 48,105,878
357,203,695
Total U.S. Government Sponsored Agency Securities — 13.0%
(Cost: $676,325,995) ............................. 641,037,853
U.S. Treasury Obligations
U.S. Treasury Notes
4.25%, 09/30/24 - 05/31/25 .......... 119,000 117,451,914
4.00%, 12/15/25 - 02/15/26 .......... 186,770 182,856,113
3.88%, 01/15/26 ................. 275,245 268,772,443
4.63%, 03/15/26 - 09/15/26 .......... 181,160 180,160,371
3.75%, 04/15/26 ................. 72,740 70,751,016
3.63%, 05/15/26 ................. 72,580 70,354,403
4.13%, 06/15/26 ................. 74,075 72,703,455
4.50%, 07/15/26 ................. 80,000 79,262,500
4.38%, 08/15/26 ................. 49,310 48,697,477
Total U.S. Treasury Obligations — 22.1%
(Cost: $1,105,927,415) ........................... 1,091,009,692
Total Long-Term Investments — 100.3%
(Cost: $5,119,612,612) ........................... 4,943,960,739
Short-Term Securities
Commercial Paper — 2.7%
(k)
AT&T, Inc., 5.93%
,
02/21/24 ........... 20,000 19,540,189
General Motors Financial Co., Inc., 5.66%
,
10/16/23 ...................... 20,000 19,946,724
Harley-Davidson Financial Services, Inc.,
6.14%
,
11/14/23
(b)
................ 13,000 12,904,719
HSBC USA, Inc.
6.55%, 06/24/24 ................. 7,000 6,685,748
6.46%, 08/22/24 ................. 15,000 14,169,203
NatWest Markets plc, 5.74%
,
02/26/24 .... 30,000 29,292,875
Societe Generale SA, 5.70%
,
03/06/24 .... 15,000 14,624,940
Suncor Energy, Inc., 5.78%
,
11/01/23
(b)
.... 16,500 16,416,011
Total Commercial Paper — 2.7%
(Cost: $133,667,346) ............................. 133,580,409

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
100
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.23%
(h)(l)
................. 72,766,327 $ 72,766,327
Total Money Market Funds — 1.5%
(Cost: $72,766,327) .............................. 72,766,327
Total Short-Term Securities — 4.2%
(Cost: $206,433,673) ............................. 206,346,736
Total Options Purchased — 0.0%
( Cost: $1,176,768 ) .............................. 405,000
Total Investments Before Options Written and TBA Sale
Commitments — 104.5%
(Cost: $5,327,223,053 ) ........................... 5,150,712,475
Total Options Written — (0.0)%
(Premium Received — $(669,492)) ................... (202,500)
Par (000)
Pa r (000)
TBA Sale Commitments
Mortgage-Backed Securities — (0.0)%
Uniform Mortgage-Backed Securities,
4.00%, 10/25/53
(j)
................ USD (455) (405,057)
Total TBA Sale Commitments — (0.0)%
(Proceeds: $(417,178)) ........................... (405,057)
Total Investments Net of Options Written and TBA Sale
Commitments — 104.5%
(Cost: $5,326,136,383 ) ........................... 5,150,104,918
Liabilities in Excess of Other Assets — (4.5)% ............ (222,800,236)
Net Assets — 100.0% ..............................
$ 4,927,304,682
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Affiliate of the Fund.
(i)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)
Represents or includes a TBA transaction.
(k)
Rates are discount rates or a range of discount rates as of period end.
(l)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
Schedules of Investments
101
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Par/Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 119,082,389 $ — $ (46,316,062)
(a)
$ — $ — $ 72,766,327 72,766,327 $ 3,758,918 $ —
BlackRock Capital Finance LP,
Series 1997-R2, Class AP ... 14,139 — — — (14,139) — 15,614 1,208 —
$ — $ (14,139) $ 72,766,327 $ 3,760,126 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
102
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 14 12/07/23 $ 1,904 $ (13,604)
U.S. Treasury 10-Year Note ................................................... 171 12/19/23 18,471 21,132
U.S. Treasury 2-Year Note .................................................... 10,195 12/29/23 2,066,479 (8,411,690)
(8,404,162)
Short Contracts
Euro-Bobl ............................................................... 330 12/07/23 40,384 415,140
Euro-Schatz ............................................................. 276 12/07/23 30,636 82,324
Japan 10-Year Bond ........................................................ 34 12/13/23 32,981 297,254
U.S. Treasury 10-Year Ultra Note ............................................... 1,836 12/19/23 204,771 4,892,935
U.S. Treasury Long Bond ..................................................... 360 12/19/23 40,984 2,322,457
U.S. Treasury Ultra Bond ..................................................... 63 12/19/23 7,489 518,715
U.S. Treasury 5-Year Note .................................................... 6,349 12/29/23 668,728 4,184,025
12,712,850
$ 4,308,688
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,805,099 CAD 9,168,000 Natwest Markets plc 12/20/23 $ 46,571
USD 6,405,265 EUR 6,000,000 BNP Paribas SA 12/20/23 37,673
USD 6,517,225 EUR 6,037,000 State Street Bank and Trust Co. 12/20/23 110,366
USD 54,941,119 EUR 51,265,623 Toronto Dominion Bank 12/20/23 534,687
USD 96,244,303 EUR 89,838,377 UBS AG 12/20/23 901,941
USD 32,360,416 GBP 26,133,000 Barclays Bank plc 12/20/23 457,386
USD 7,211,776 GBP 5,810,000 Morgan Stanley & Co. International plc 12/20/23 118,958
2,207,582
EUR 6,000,000 USD 6,424,005 Barclays Bank plc 12/20/23 (56,413)
GBP 5,810,000 USD 7,130,178 JPMorgan Chase Bank NA 12/20/23 (37,360)
(93,773)
$ 2,113,809
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 3,600 11/10/23 USD 96.00 USD 900,000 $ 405,000
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 5,400 11/10/23 USD 96.50 USD 1,350,000 $ (202,500)

Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
Schedules of Investments
103
Derivative Financial Instruments Categorized by Risk Exposure
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 41.V1 ................ 1.00 % Quarterly 12/20/28 USD 114,360 $ (1,401,613) $ (1,644,972) $ 243,359
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V1 ........... 5.00 % Quarterly 12/20/28 B+ USD 23,420 $ 223,001 $ 176,775 $ 46,226
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 176,775 $ (1,644,972) $ 289,585 $ — $ —
Options Written ................................................... N/A N/A 466,992 — (202,500)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 12,733,982 $ — $ 12,733,982
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 2,207,582 — — 2,207,582
Options purchased
Investments at value — unaffiliated
(b)
............ — — — — 405,000 — 405,000
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 289,585 — — — — 289,585
$ — $ 289,585 $ — $ 2,207,582 $ 13,138,982 $ — $ 15,636,149
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 8,425,294 $ — $ 8,425,294
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 93,773 — — 93,773
Options written
Options written at value ..................... — — — — 202,500 — 202,500
$ — $ — $ — $ 93,773 $ 8,627,794 $ — $ 8,721,567

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
104
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (20,874,786) $ — $ (20,874,786)
Forward foreign currency exchange contracts .... — — — (18,470,504) — — (18,470,504)
Swaps .............................. — (2,840,529) — — (646,652) — (3,487,181)
$ — $ (2,840,529) $ — $ (18,470,504) $ (21,521,438) $ — $ (42,832,471)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 3,925,554 $ — $ 3,925,554
Forward foreign currency exchange contracts .... — — — (5,507,713) — — (5,507,713)
Options purchased
(a)
..................... — — — — (771,768) — (771,768)
Options written ........................ — — — — 466,992 — 466,992
Swaps .............................. — 56,211 — — (2,262,520) — (2,206,309)
$ — $ 56,211 $ — $ (5,507,713) $ 1,358,258 $ — $ (4,093,244)
(a)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,521,299,091
Average notional value of contracts — short ................................................................................. $ 1,108,525,541
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 283,145,856
Average amounts sold — in USD ........................................................................................ $ 14,414,255
Options
Average value of option contracts purchased ................................................................................ $ 101,250
Average value of option contracts written ................................................................................... $ 50,625
Credit default swaps
Average notional value — buy protection ................................................................................... $ 132,812,500
Average notional value — sell protection ................................................................................... $ 5,855,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 79,865,000
Average notional value — receives fixed rate ................................................................................ $ 79,865,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,233,203 $ 1,895,489
Forward f oreign currency exchange contracts ................................................................. 2,207,582 93,773
Options
(a)
......................................................................................... 405,000 202,500
Swaps — centrally cleared .............................................................................. — 43,392
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 3,845,785 $ 2,235,154
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,638,203) (2,141,381)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,207,582 $ 93,773
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
Schedules of Investments
105
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 457,386 $ (56,413) $ — $ — $ 400,973
BNP Paribas SA ................................. 37,673 — — — 37,673
Morgan Stanley & Co. International plc .................. 118,958 — — — 118,958
Natwest Markets plc .............................. 46,571 — — — 46,571
State Street Bank and Trust Co. ...................... 110,366 — — — 110,366
Toronto Dominion Bank ............................ 534,687 — — — 534,687
UBS AG ...................................... 901,941 — — — 901,941
$ 2,207,582 $ (56,413) $ — $ — $ 2,151,169
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Barclays Bank plc ................................ $ 56,413 $ (56,413) $ — $ — $ —
JPMorgan Chase Bank NA .......................... 37,360 — — — 37,360
$ 93,773 $ (56,413) $ — $ — $ 37,360
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 996,624,263 $ 3,888,900 $ 1,000,513,163
Corporate Bonds
Aerospace & Defense .................................... — 52,667,911 — 52,667,911
Automobile Components .................................. — 9,613,634 — 9,613,634
Automobiles .......................................... — 30,596,421 — 30,596,421
Banks ............................................... — 289,899,279 — 289,899,279
Beverages ........................................... — 13,769,332 — 13,769,332
Biotechnology ......................................... — 21,740,168 — 21,740,168
Broadline Retail ........................................ — 591,178 — 591,178
Building Products ....................................... — 5,824,143 — 5,824,143
Capital Markets ........................................ — 160,795,488 — 160,795,488
Chemicals ............................................ — 8,242,235 — 8,242,235
Commercial Services & Supplies ............................. — 4,912,928 — 4,912,928
Communications Equipment ................................ — 690,467 — 690,467
Construction & Engineering ................................ — 4,720,275 — 4,720,275
Consumer Finance ...................................... — 135,596,179 — 135,596,179
Consumer Staples Distribution & Retail ........................ — 18,456,088 — 18,456,088
Containers & Packaging .................................. — 5,629,926 — 5,629,926
Distributors ........................................... — 112,759 — 112,759
Diversified Consumer Services .............................. — 785,960 — 785,960
Diversified REITs ....................................... — 37,588,728 — 37,588,728

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
106
Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ — $ 16,524,338 $ — $ 16,524,338
Electric Utilities ........................................ — 79,567,256 — 79,567,256
Electrical Equipment ..................................... — 1,764,201 — 1,764,201
Electronic Equipment, Instruments & Components ................. — 17,270 — 17,270
Energy Equipment & Services .............................. — 3,258,941 — 3,258,941
Entertainment ......................................... — 1,012,426 — 1,012,426
Financial Services ...................................... — 54,361,976 — 54,361,976
Food Products ......................................... — 3,305,720 — 3,305,720
Gas Utilities ........................................... — 8,166,361 — 8,166,361
Ground Transportation ................................... — 43,317,360 — 43,317,360
Health Care Equipment & Supplies ........................... — 1,825,333 — 1,825,333
Health Care Providers & Services ............................ — 58,075,065 — 58,075,065
Health Care REITs ...................................... — 3,867,164 — 3,867,164
Health Care Technology .................................. — 492,968 — 492,968
Hotel & Resort REITs .................................... — 585,079 — 585,079
Hotels, Restaurants & Leisure .............................. — 13,236,518 — 13,236,518
Household Durables ..................................... — 10,969,826 — 10,969,826
Household Products ..................................... — 7,873,158 — 7,873,158
Independent Power and Renewable Electricity Producers ............ — 8,810,938 — 8,810,938
Industrial Conglomerates .................................. — 2,875,248 — 2,875,248
Insurance ............................................ — 6,091,613 — 6,091,613
IT Services ........................................... — 2,774,177 — 2,774,177
Leisure Products ....................................... — 34,255 — 34,255
Life Sciences Tools & Services .............................. — 2,454,157 — 2,454,157
Machinery ............................................ — 13,820,147 — 13,820,147
Media ............................................... — 26,257,102 — 26,257,102
Metals & Mining ........................................ — 14,938,071 — 14,938,071
Mortgage Real Estate Investment Trusts (REITs) .................. — 254,755 — 254,755
Multi-Utilities .......................................... — 42,230,387 — 42,230,387
Oil, Gas & Consumable Fuels ............................... — 146,846,550 — 146,846,550
Passenger Airlines ...................................... — 5,581,268 — 5,581,268
Personal Care Products .................................. — 388,899 — 388,899
Pharmaceuticals ....................................... — 16,231,057 — 16,231,057
Professional Services .................................... — 677,282 — 677,282
Real Estate Management & Development ....................... — 470,877 — 470,877
Retail REITs .......................................... — 2,493,179 — 2,493,179
Semiconductors & Semiconductor Equipment .................... — 22,729,098 — 22,729,098
Software ............................................. — 48,768,417 — 48,768,417
Specialized REITs ...................................... — 54,012,949 — 54,012,949
Specialty Retail ........................................ — 13,288,682 — 13,288,682
Technology Hardware, Storage & Peripherals .................... — 244,552 1,800,271 2,044,823
Textiles, Apparel & Luxury Goods ............................ — 241,631 — 241,631
Tobacco ............................................. — 52,333,817 — 52,333,817
Trading Companies & Distributors ............................ — 6,214,510 — 6,214,510
Wireless Telecommunication Services ......................... — 45,490,364 — 45,490,364
Foreign Agency Obligations ................................. — 54,136,313 — 54,136,313
Non-Agency Mortgage-Backed Securities ........................ — 508,455,406 — 508,455,406
U.S. Government Sponsored Agency Securities .................... — 641,037,853 — 641,037,853
U.S. Treasury Obligations ................................... — 1,091,009,692 — 1,091,009,692
Short-Term Securities
Commercial Paper ....................................... — 133,580,409 — 133,580,409
Money Market Funds ...................................... 72,766,327 — — 72,766,327
Options Purchased
Interest rate contracts ...................................... 405,000 — — 405,000
Liabilities
Investments
TBA Sale Commitments .................................... — (405,057) — (405,057)
$ 73,171,327 $ 5,071,446,920 $ 5,689,171 $ 5,150,307,418
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 289,585 $ — $ 289,585
Foreign currency exchange contracts ............................ — 2,207,582 — 2,207,582
Interest rate contracts ....................................... 12,733,982 — — 12,733,982
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
September 30, 2023
BlackRock Low Duration Bond Portfolio
Schedules of Investments
107
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Liabilities
Foreign currency exchange contracts ............................ $ — $ (93,773) $ — $ (93,773)
Interest rate contracts ....................................... (8,627,794) — — (8,627,794)
$ 4,106,188 $ 2,403,394 $ — $ 6,509,582
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities

September 30, 2023
2023
BlackRock Annual Report to Shareholders
108
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................................... $ 4,136,356,291 $ 18,992,249,242 $ 5,077,946,148
Investments, at value — affiliated
(d)
............................................................ 249,439,430 402,550,856 72,766,327
Cash   ............................................................................... 806,399 17,525,958 1,123,890
Cash pledged:
Collateral — exchange-traded options written .................................................... — 875,000 —
Collateral — OTC derivatives .............................................................. — 750,000 —
Futures contracts ...................................................................... 5,737,520 1,048,000 19,426,000
Centrally cleared swaps .................................................................. 2,462,778 21,453,000 1,324,000
Foreign currency, at value
(e)
................................................................. 5,878,446 4,322,253 10,556,674
Receivables: – – –
Investments sold ...................................................................... 28,324,993 117,940,114 57,060
Securities lending income — affiliated ........................................................ — 141,211 —
Swaps   ............................................................................ 25,335 163,727 168
TBA sale commitments .................................................................. 111,010,426 — 417,178
Capital shares sold ..................................................................... 5,673,025 70,999,429 11,301,725
Dividends — unaffiliated ................................................................. — 185,520 —
Dividends — affiliated ................................................................... 896,160 2,013,976 274,324
Interest — unaffiliated ................................................................... 26,287,120 314,420,880 33,581,199
From the Manager ..................................................................... 172,204 99 103,996
Variation margin on futures contracts ......................................................... 646,861 178,438 1,233,203
Variation margin on centrally cleared swaps .................................................... 170,383 — —
Swap premiums paid ..................................................................... 296,354 601,159 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... 191,115 6,208,809 2,207,582
OTC swaps .......................................................................... 257,948 17,096,916 —
Prepaid expenses ....................................................................... 139,960 475,783 104,238
Total assets ...........................................................................
4,574,772,748 19,971,200,370 5,232,423,712
LIABILITIES
Investments sold short, at value
(f)
............................................................. — 5,548 —
Cash received:
Collateral — OTC derivatives .............................................................. — 15,282,885 —
Collateral — TBA commitments ............................................................. — — 586,000
Collateral on securities loaned ............................................................... — 7,181,961 —
Options written, at value
(g)
.................................................................. 23,250,698 108,093 202,500
TBA sale commitments, at value
(h)
............................................................ 110,246,840 — 405,057
Payables: – – –
Investments purchased .................................................................. 637,196,549 296,199,695 278,365,432
Swaps   ............................................................................ 3,151 — —
Accounting services fees ................................................................. 91,758 358,967 109,048
Administration fees ..................................................................... 116,473 841,830 148,652
Proxy fees ........................................................................... 77,404 401,094 90,426
Capital shares redeemed ................................................................. 6,601,611 163,339,756 18,601,091
Custodian fees ........................................................................ 60,569 116,505 49,953
Income dividend distributions .............................................................. 2,211,842 9,467,481 1,662,373
Investment advisory fees ................................................................. 902,768 6,522,460 1,123,321
Trustees' and Officer's fees ............................................................... — 240,068 90,881
Other affiliate fees ..................................................................... 3,071 88,462 3,568
Professional fees ...................................................................... 128,565 273,107 115,420
Registration fees ...................................................................... 36 1,938 193,137
Service and distribution fees ............................................................... 90,604 393,250 175,152
Transfer agent fees .................................................................... 801,561 4,230,503 1,141,145
Other accrued expenses ................................................................. 40,765 138,438 23,220
Variation margin on futures contracts ......................................................... 326,517 214,492 1,895,489
Variation margin on centrally cleared swaps .................................................... — 187,507 43,392
Swap premiums received .................................................................. 598,788 5,577,810 —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... 233,762 1,406 93,773
OTC swaps .......................................................................... 570,914 75,741 —
Total liabilities ..........................................................................
783,554,246 511,248,997 305,119,030
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 3,791,218,502 $ 19,459,951,373 $ 4,927,304,682

Statements of Assets and Liabilities
(continued)
September 30, 2023
109
Financial Statements
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 4,557,751,193 $ 21,830,926,612 $ 5,639,295,613
Accumulated loss ....................................................................... (766,532,691) (2,370,975,239) (711,990,931)
NET ASSETS ..........................................................................
$ 3,791,218,502 $ 19,459,951,373 $ 4,927,304,682
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated .......................................................... $ 4,522,996,338 $ 20,114,322,964 $ 5,254,441,183
(c)
  Securities loaned, at value ................................................................ $ — $ 6,882,243 $ —
(d)
  Investments, at cost — affiliated ............................................................ $ 249,439,430 $ 403,470,298 $ 72,781,870
(e)
  Foreign currency, at cost ................................................................. $ 6,013,401 $ 4,324,997 $ 10,692,451
(f)
  Proceeds received from short sales ......................................................... $ — $ 5,919 $ —
(g)
  Premiums received .................................................................... $ 14,675,524 $ 38,612 $ 669,492
(h)
  Proceeds received from TBA sale commitments ................................................. $ 111,010,426 $ — $ 417,178

Statements of Assets and Liabilities
(continued)
September 30, 2023
2023
BlackRock Annual Report to Shareholders
110
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSET VALUE
Institutional
Net assets ...........................................................................
$ 2,742,791,031 $ 10,888,211,606 $ 3,599,333,990
Shares outstanding ....................................................................
345,584,749 1,622,696,125 407,969,435
Net asset value .......................................................................
$ 7.94 $ 6.71 $ 8.82
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Service
Net assets ...........................................................................
$ — $ 81,439,494 $ —
Shares outstanding ....................................................................
— 12,128,824 —
Net asset value .......................................................................
$ — $ 6.71 $ —
Shares authorized .....................................................................
— Unlimited —
Par value ...........................................................................
$ — $ 0.001 $ —
Investor A
Net assets ...........................................................................
$ 359,256,235 $ 1,069,375,038 $ 676,646,311
Shares outstanding ....................................................................
45,202,613 159,440,122 76,718,668
Net asset value .......................................................................
$ 7.95 $ 6.71 $ 8.82
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Investor A1
Net assets ...........................................................................
$ — $ — $ 4,531,758
Shares outstanding ....................................................................
— — 513,407
Net asset value .......................................................................
$ — $ — $ 8.83
Shares authorized .....................................................................
— — Unlimited
Par value ...........................................................................
$ — $ — $ 0.001
Investor C
Net assets ...........................................................................
$ 13,802,589 $ 80,427,196 $ 26,807,588
Shares outstanding ....................................................................
1,744,785 11,971,197 3,041,004
Net asset value .......................................................................
$ 7.91 $ 6.72 $ 8.82
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Class K
Net assets ...........................................................................
$ 674,059,183 $ 7,249,085,647 $ 617,831,321
Shares outstanding ....................................................................
84,659,697 1,079,822,484 70,090,514
Net asset value .......................................................................
$ 7.96 $ 6.71 $ 8.81
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Class R
Net assets ...........................................................................
$ 1,309,464 $ 91,412,392 $ 2,153,714
Shares outstanding ....................................................................
164,682 13,626,503 244,236
Net asset value .......................................................................
$ 7.95 $ 6.71 $ 8.82
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001

Statements of Operations
Year Ended September 30, 2023
111
Financial Statements
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ — $ 9,088,743 $ —
Dividends — affiliated ................................................................... 10,250,600 36,864,455 3,758,918
Interest — affiliated .................................................................... — — 1,208
Interest — unaffiliated ................................................................... 130,524,761 1,324,726,179 234,771,062
Securities lending income — affiliated — net ................................................... — 884,192 —
Foreign taxes withheld .................................................................. (10,386) — —
Total investment income ...................................................................
140,764,975 1,371,563,569 238,531,188
EXPENSES
Investment advisory .................................................................... 12,021,248 78,012,907 16,676,731
Transfer agent — class specific ............................................................ 3,355,023 13,743,882 3,576,912
Administration ....................................................................... 1,336,699 6,232,217 2,074,538
Service and distribution — class specific ...................................................... 1,068,636 4,349,659 2,335,770
Administration — class specific ............................................................ 713,828 3,813,144 1,161,256
Accounting services .................................................................... 258,283 1,065,177 286,725
Professional ......................................................................... 171,854 264,456 130,275
Registration ......................................................................... 159,237 996,892 285,892
Custodian ........................................................................... 127,068 268,184 92,268
Printing and postage ................................................................... 39,120 30,583 7,444
Trustees and Officer .................................................................... 32,883 195,195 67,258
Miscellaneous ........................................................................ 254,724 834,691 337,393
Total expenses .........................................................................
19,538,603 109,806,987 27,032,462
Less: – – –
Administration fees waived by the Manager — class specific ......................................... (713,828) (126,979) (1,133,517)
Fees waived and/or reimbursed by the Manager ................................................. (763,621) (1,446,810) (126,384)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (1,895,856) (3,551) (490,938)
Total expenses after fees waived and/or reimbursed ................................................
16,165,298 108,229,647 25,281,623
Net investment income ....................................................................
124,599,677 1,263,333,922 213,249,565
REALIZED AND UNREALIZED GAIN (LOSS) $ (96,474,829) $ 637,407,919 $ 12,284,462
Net realized gain (loss) from:
Investments — unaffiliated
(b)
............................................................ $ (148,111,337) $ (843,001,897) $ (238,816,060)
Investments — affiliated ............................................................... (178,632) (14,414,828) —
Forward foreign currency exchange contracts ................................................. (2,591,071) (11,386,753) (18,470,504)
Foreign currency transactions ........................................................... 397,160 (589,814) (1,951,783)
Futures contracts .................................................................... 2,267,543 (22,661,348) (20,874,786)
Options written ..................................................................... (11,363,632) 15,732,019 —
Swaps   .......................................................................... (4,355,554) (15,436,972) (3,487,181)
(163,935,523) (891,759,593) (283,600,314)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 56,542,746 1,459,403,454 298,560,765
Investments — affiliated ............................................................... — (923,305) (14,139)
Forward foreign currency exchange contracts ................................................. (1,434,301) (1,432,666) (5,507,713)
Foreign currency translations ............................................................ 147,075 103,528 659,625
Futures contracts .................................................................... 7,191,018 (20,096,200) 3,925,554
Options written ..................................................................... 3,270,373 (18,138) 466,992
Short sales — unaffiliated .............................................................. — (2,518) —
Swaps   .......................................................................... 1,743,783 92,133,357 (2,206,309)
67,460,694 1,529,167,512 295,884,775
Net realized and unrealized gain (loss) .........................................................
(96,474,829) 637,407,919 12,284,461
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 28,124,848 $ 1,900,741,841 $ 225,534,026
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................. $ (1,059) $ — $ —
See notes to financial statements.

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders
112
See notes to financial statements.
BlackRock Core Bond Portfolio
Year Ended
09/30/23
Year Ended
09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 124,599,677 $ 68,444,359
Net realized loss .................................................................................. (163,935,523) (195,629,508)
Net change in unrealized appreciation (depreciation) .......................................................... 67,460,694 (507,920,126)
Net increase (decrease) in net assets resulting from operations .....................................................
28,124,848 (635,105,275)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income and net realized gain:
  Institutional ..................................................................................... (84,958,170) (62,446,394)
  Investor A ...................................................................................... (11,443,882) (8,948,162)
  Investor C ...................................................................................... (349,218) (291,649)
  Class K ........................................................................................ (22,336,984) (19,159,824)
  Class R ........................................................................................ (32,444) (23,765)
Return of capital: – –
  Institutional ..................................................................................... (4,559,217) (5,461,539)
  Investor A ...................................................................................... (614,127) (782,603)
  Investor C ...................................................................................... (18,740) (25,508)
  Class K ........................................................................................ (1,198,698) (1,675,711)
  Class R ........................................................................................ (1,741) (2,079)
Decrease in net assets resulting from distributions to shareholders ...................................................
(125,513,221) (98,817,234)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
579,623,682 (280,887,706)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 482,235,309 (1,014,810,215)
Beginning of year ....................................................................................
3,308,983,193 4,323,793,408
End of year ........................................................................................
$ 3,791,218,502 $ 3,308,983,193
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
113
Financial Statements
See notes to financial statements.
BlackRock High Yield Bond Portfolio
(a)
BlackRock Low Duration Bond Portfolio
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/23
Year Ended
09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,263,333,922 $ 1,055,071,550 $ 213,249,565 $ 121,837,897
Net realized loss ................................................ (891,759,593) (296,171,535) (283,600,314) (134,613,179)
Net change in unrealized appreciation (depreciation) ........................ 1,529,167,512 (3,662,640,813) 295,884,775 (532,528,590)
Net increase (decrease) in net assets resulting from operations ...................
1,900,741,841 (2,903,740,798) 225,534,026 (545,303,872)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income and net realized gain:
  Institutional ................................................... (728,227,439) (648,420,024) (201,334,131) (105,334,082)
  Service ...................................................... (5,460,071) (5,525,246) — —
  Investor A .................................................... (70,238,231) (63,032,833) (36,434,232) (17,313,124)
  Investor A1 ................................................... — — (225,478) (101,876)
  Investor C .................................................... (4,990,792) (5,550,480) (1,173,362) (353,906)
  Class K ...................................................... (456,000,419) (377,264,057) (35,701,680) (16,803,485)
  Class R ...................................................... (5,701,151) (4,748,562) (108,262) (31,797)
Return of capital: – – – –
  Institutional ................................................... (5,180,653) (28,490,662) — —
  Service ...................................................... (38,843) (242,772) — —
  Investor A .................................................... (499,679) (2,769,574) — —
  Investor C .................................................... (35,505) (243,880) — —
  Class K ...................................................... (3,244,014) (16,576,451) — —
  Class R ...................................................... (40,558) (208,645) — —
Decrease in net assets resulting from distributions to shareholders .................
(1,279,657,355) (1,153,073,186) (274,977,145) (139,938,270)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
1,133,368,435 (2,128,992,022) (1,587,753,718) (1,349,659,595)
NET ASSETS
Total increase (decrease) in net assets ................................... 1,754,452,921 (6,185,806,006) (1,637,196,837) (2,034,901,737)
Beginning of year ..................................................
17,705,498,452 23,891,304,458 6,564,501,519 8,599,403,256
End of year ......................................................
$ 19,459,951,373 $ 17,705,498,452 $ 4,927,304,682 $ 6,564,501,519
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
114
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Institutional
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 8.12  $ 9.88  $ 10.43  $ 9.92  $ 9.25
Net investment income
(a)
...................................
0.29  0.17  0.14  0.20  0.28
Net realized and unrealized gain (loss) ..........................
(0.18) (1.69) (0.14) 0.53  0.68
Net increase (decrease) from investment operations .................. 0.11  (1.52) 0.00  0.73  0.96
Distributions
(b)
– – – – –
From net investment income ................................
(0.28) (0.16) (0.19) (0.22) (0.29)
From net realized gain .....................................
—  (0.06) (0.36) —  —
Return of capital ......................................... (0.01) (0.02) —  —  —
Total distributions ......................................... (0.29) (0.24) (0.55) (0.22) (0.29)
Net asset value, end of year ................................. $ 7.94  $ 8.12  $ 9.88  $ 10.43  $ 9.92
Total Return
(c)
— — — — —
Based on net asset value .................................... 1.30% (15.67)% (0.04)% 7.42% 10.52%
Ratios to Average Net Assets
(d)
Total expenses ...........................................
0.54% 0.54% 0.53% 0.54% 0.60%
Total expenses after fees waived and/or reimbursed ..................
0.43% 0.44% 0.44% 0.43% 0.51%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.43% 0.44% 0.44% 0.43% 0.43%
Net investment income .....................................
3.51% 1.82% 1.35% 1.98% 2.94%
Supplemental Data
Net assets, end of year (000) .................................. $ 2,742,791  $ 2,350,703  $ 2,892,879  $ 2,608,893  $ 1,935,102
Portfolio turnover rate
(e)
...................................... 467% 533% 585% 692% 684%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
336% 337% 387% 488% 481%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
115
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Investor A
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 8.13  $ 9.89  $ 10.44  $ 9.93  $ 9.26
Net investment income
(a)
...................................
0.27  0.14  0.11  0.18  0.26
Net realized and unrealized gain (loss) ..........................
(0.18) (1.69) (0.14) 0.52  0.67
Net increase (decrease) from investment operations .................. 0.09  (1.55) (0.03) 0.70  0.93
Distributions
(b)
– – – – –
From net investment income ................................
(0.26) (0.13) (0.16) (0.19) (0.26)
From net realized gain .....................................
—  (0.06) (0.36) —  —
Return of capital ......................................... (0.01) (0.02) —  —  —
Total distributions ......................................... (0.27) (0.21) (0.52) (0.19) (0.26)
Net asset value, end of year ................................. $ 7.95  $ 8.13  $ 9.89  $ 10.44  $ 9.93
Total Return
(c)
— — — — —
Based on net asset value .................................... 1.05% (15.86)% (0.29)% 7.15% 10.24%
Ratios to Average Net Assets
(d)
Total expenses ...........................................
0.77% 0.81% 0.80% 0.81% 0.93%
Total expenses after fees waived and/or reimbursed ..................
0.68% 0.69% 0.69% 0.68% 0.76%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.68% 0.69% 0.69% 0.68% 0.68%
Net investment income .....................................
3.26% 1.56% 1.10% 1.75% 2.69%
Supplemental Data
Net assets, end of year (000) .................................. $ 359,256  $ 358,179  $ 451,800  $ 532,706  $ 492,426
Portfolio turnover rate
(e)
...................................... 467% 533% 585% 692% 684%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
336% 337% 387% 488% 481%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
116
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Investor C
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 8.09  $ 9.84  $ 10.40  $ 9.89  $ 9.22
Net investment income
(a)
...................................
0.21  0.07  0.04  0.10  0.19
Net realized and unrealized gain (loss) ..........................
(0.18) (1.68) (0.16) 0.53  0.67
Net increase (decrease) from investment operations .................. 0.03  (1.61) (0.12) 0.63  0.86
Distributions
(b)
– – – – –
From net investment income ................................
(0.20) (0.06) (0.08) (0.12) (0.19)
From net realized gain .....................................
—  (0.06) (0.36) —  —
Return of capital ......................................... (0.01) (0.02) —  —  —
Total distributions ......................................... (0.21) (0.14) (0.44) (0.12) (0.19)
Net asset value, end of year ................................. $ 7.91  $ 8.09  $ 9.84  $ 10.40  $ 9.89
Total Return
(c)
— — — — —
Based on net asset value .................................... 0.28% (16.48)% (1.14)% 6.37% 9.45%
Ratios to Average Net Assets
(d)
Total expenses ...........................................
1.54% 1.56% 1.53% 1.57% 1.68%
Total expenses after fees waived and/or reimbursed ..................
1.43% 1.44% 1.44% 1.43% 1.51%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
1.43% 1.44% 1.44% 1.43% 1.43%
Net investment income .....................................
2.50% 0.77% 0.36% 1.02% 1.96%
Supplemental Data
Net assets, end of year (000) .................................. $ 13,803  $ 14,300  $ 25,319  $ 36,599  $ 49,848
Portfolio turnover rate
(e)
...................................... 467% 533% 585% 692% 684%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
336% 337% 387% 488% 481%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
117
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Class K
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year ..............................
$ 8.14  $ 9.91  $ 10.46  $ 9.95  $ 9.28
Net investment income
(a)
....................................
0.30  0.17  0.14  0.21  0.29
Net realized and unrealized gain (loss) ...........................
(0.18) (1.70) (0.14) 0.52  0.67
Net increase (decrease) from investment operations ................... 0.12  (1.53) 0.00  0.73  0.96
Distributions
(b)
– – – – –
From net investment income .................................
(0.28) (0.16) (0.19) (0.22) (0.29)
From net realized gain ......................................
—  (0.06) (0.36) —  —
Return of capital .......................................... (0.02) (0.02) —  —  —
Total distributions .......................................... (0.30) (0.24) (0.55) (0.22) (0.29)
Net asset value, end of year .................................. $ 7.96  $ 8.14  $ 9.91  $ 10.46  $ 9.95
Total Return
(c)
— — — — —
Based on net asset value ..................................... 1.35% (15.68)% 0.02% 7.46% 10.55%
Ratios to Average Net Assets
(d)
Total expenses ............................................
0.43% 0.43% 0.42% 0.42% 0.51%
Total expenses after fees waived and/or reimbursed ...................
0.38% 0.39% 0.39% 0.38% 0.46%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.38% 0.39% 0.39% 0.38% 0.38%
Net investment income ......................................
3.56% 1.81% 1.40% 2.04% 2.99%
Supplemental Data
Net assets, end of year (000) ................................... $ 674,059  $ 584,718  $ 952,547  $ 1,029,002  $ 829,549
Portfolio turnover rate
(e)
....................................... 467% 533% 585% 692% 684%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
336% 337% 387% 488% 481%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
118
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class R
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 8.13  $ 9.89  $ 10.45  $ 9.94  $ 9.27
Net investment income
(a)
...................................
0.25  0.12  0.09  0.16  0.23
Net realized and unrealized gain (loss) ..........................
(0.18) (1.69) (0.15) 0.52  0.68
Net increase (decrease) from investment operations .................. 0.07  (1.57) (0.06) 0.68  0.91
Distributions
(b)
– – – – –
From net investment income ................................
(0.24) (0.11) (0.14) (0.17) (0.24)
From net realized gain .....................................
—  (0.06) (0.36) —  —
Return of capital ......................................... (0.01) (0.02) —  —  —
Total distributions ......................................... (0.25) (0.19) (0.50) (0.17) (0.24)
Net asset value, end of year ................................. $ 7.95  $ 8.13  $ 9.89  $ 10.45  $ 9.94
Total Return
(c)
— — — — —
Based on net asset value .................................... 0.79% (16.07)% (0.64)% 6.88% 9.95%
Ratios to Average Net Assets
(d)
Total expenses ...........................................
1.15% 1.20% 1.13% 1.08% 1.21%
Total expenses after fees waived and/or reimbursed ..................
0.93% 0.94% 0.94% 0.93% 1.01%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.93% 0.94% 0.94% 0.93% 0.93%
Net investment income .....................................
3.02% 1.32% 0.87% 1.54% 2.45%
Supplemental Data
Net assets, end of year (000) .................................. $ 1,309  $ 1,084  $ 1,249  $ 2,023  $ 2,712
Portfolio turnover rate
(e)
...................................... 467% 533% 585% 692% 684%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
336% 337% 387% 488% 481%
See notes to financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
119
Financial Highlights
BlackRock High Yield Bond Portfolio
Institutional
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year ..............................
$ 6.48  $ 7.89  $ 7.42  $ 7.68  $ 7.67
Net investment income
(a)
....................................
0.45  0.37  0.37  0.40  0.44
Net realized and unrealized gain (loss) ...........................
0.23  (1.38) 0.48  (0.24) 0.02
Net increase (decrease) from investment operations ................... 0.68  (1.01) 0.85  0.16  0.46
Distributions
(b)
– – – – –
From net investment income .................................
(0.45) (0.38) (0.38) (0.42) (0.45)
From net realized gain ......................................
—  (0.00)
(c)
—  —  —
Return of capital .......................................... (0.00)
(c)
(0.02) —  —  —
Total distributions .......................................... (0.45) (0.40) (0.38) (0.42) (0.45)
Net asset value, end of year .................................. $ 6.71  $ 6.48  $ 7.89  $ 7.42  $ 7.68
Total Return
(d)
— — — — —
Based on net asset value ..................................... 10.70% (13.21)% 11.58% 2.21% 6.34%
Ratios to Average Net Assets
(e)
Total expenses ............................................
0.58% 0.58% 0.57% 0.59% 0.60%
Total expenses after fees waived and/or reimbursed ...................
0.57% 0.57% 0.56% 0.58% 0.60%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ....................................
0.57% 0.57% 0.56% 0.58% 0.60%
Net investment income ......................................
6.62% 5.03% 4.73% 5.37% 5.89%
Supplemental Data
Net assets, end of year (000) ................................... $ 10,888,212  $ 10,232,728  $ 14,197,255  $ 11,680,175  $ 10,693,110
Portfolio turnover rate ........................................ 66% 67% 76% 119% 102%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
120
BlackRock High Yield Bond Portfolio
Service
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year ..............................
$ 6.48  $ 7.89  $ 7.43  $ 7.68  $ 7.67
Net investment income
(a)
....................................
0.43  0.34  0.35  0.38  0.42
Net realized and unrealized gain (loss) ...........................
0.23  (1.37) 0.46  (0.23) 0.02
Net increase (decrease) from investment operations ................... 0.66  (1.03) 0.81  0.15  0.44
Distributions
(b)
– – – – –
From net investment income .................................
(0.43) (0.36) (0.35) (0.40) (0.43)
From net realized gain ......................................
—  (0.00)
(c)
—  —  —
Return of capital .......................................... (0.00)
(c)
(0.02) —  —  —
Total distributions .......................................... (0.43) (0.38) (0.35) (0.40) (0.43)
Net asset value, end of year .................................. $ 6.71  $ 6.48  $ 7.89  $ 7.43  $ 7.68
Total Return
(d)
— — — — —
Based on net asset value ..................................... 10.40% (13.46)% 11.11% 2.08% 6.06%
Ratios to Average Net Assets
(e)
Total expenses ............................................
0.85% 0.87% 0.86% 0.86% 0.87%
Total expenses after fees waived and/or reimbursed ...................
0.84% 0.86% 0.85% 0.85% 0.87%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ....................................
0.84% 0.86% 0.85% 0.85% 0.87%
Net investment income ......................................
6.35% 4.64% 4.45% 5.13% 5.64%
Supplemental Data
Net assets, end of year (000) ................................... $ 81,439  $ 80,995  $ 133,295  $ 125,536  $ 154,658
Portfolio turnover rate ........................................ 66% 67% 76% 119% 102%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
121
Financial Highlights
BlackRock High Yield Bond Portfolio
Investor A
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year ..............................
$ 6.47  $ 7.88  $ 7.42  $ 7.68  $ 7.67
Net investment income
(a)
....................................
0.42  0.35  0.34  0.38  0.42
Net realized and unrealized gain (loss) ...........................
0.25  (1.38) 0.47  (0.25) 0.02
Net increase (decrease) from investment operations ................... 0.67  (1.03) 0.81  0.13  0.44
Distributions
(b)
– – – – –
From net investment income .................................
(0.43) (0.36) (0.35) (0.39) (0.43)
From net realized gain ......................................
—  (0.00)
(c)
—  —  —
Return of capital .......................................... (0.00)
(c)
(0.02) —  —  —
Total distributions .......................................... (0.43) (0.38) (0.35) (0.39) (0.43)
Net asset value, end of year .................................. $ 6.71  $ 6.47  $ 7.88  $ 7.42  $ 7.68
Total Return
(d)
— — — — —
Based on net asset value ..................................... 10.49% (13.52)% 11.06% 1.90% 6.00%
Ratios to Average Net Assets
(e)
Total expenses ............................................
0.94% 0.92% 0.91% 0.90% 0.94%
Total expenses after fees waived and/or reimbursed ...................
0.92% 0.91% 0.90% 0.89% 0.92%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ....................................
0.92% 0.91% 0.90% 0.89% 0.92%
Net investment income ......................................
6.27% 4.72% 4.40% 5.09% 5.58%
Supplemental Data
Net assets, end of year (000) ................................... $ 1,069,375  $ 1,088,100  $ 1,408,666  $ 1,298,176  $ 1,329,156
Portfolio turnover rate ........................................ 66% 67% 76% 119% 102%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
122
BlackRock High Yield Bond Portfolio
Investor C
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year ..............................
$ 6.48  $ 7.90  $ 7.43  $ 7.69  $ 7.68
Net investment income
(a)
....................................
0.38  0.29  0.29  0.33  0.37
Net realized and unrealized gain (loss) ...........................
0.25  (1.38) 0.48  (0.25) 0.02
Net increase (decrease) from investment operations ................... 0.63  (1.09) 0.77  0.08  0.39
Distributions
(b)
– – – – –
From net investment income .................................
(0.39) (0.31) (0.30) (0.34) (0.38)
From net realized gain ......................................
—  (0.00)
(c)
—  —  —
Return of capital .......................................... (0.00)
(c)
(0.02) —  —  —
Total distributions .......................................... (0.39) (0.33) (0.30) (0.34) (0.38)
Net asset value, end of year .................................. $ 6.72  $ 6.48  $ 7.90  $ 7.43  $ 7.69
Total Return
(d)
— — — — —
Based on net asset value ..................................... 9.76% (14.18)% 10.46% 1.19% 5.25%
Ratios to Average Net Assets
(e)
Total expenses ............................................
1.58% 1.58% 1.57% 1.61% 1.64%
Total expenses after fees waived and/or reimbursed ...................
1.58% 1.58% 1.56% 1.60% 1.64%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ....................................
1.58% 1.58% 1.56% 1.60% 1.64%
Net investment income ......................................
5.61% 3.98% 3.74% 4.39% 4.87%
Supplemental Data
Net assets, end of year (000) ................................... $ 80,427  $ 95,815  $ 159,580  $ 186,558  $ 262,204
Portfolio turnover rate ........................................ 66% 67% 76% 119% 102%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
123
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock High Yield Bond Portfolio
Class K
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year ..............................
$ 6.48  $ 7.89  $ 7.43  $ 7.68  $ 7.68
Net investment income
(a)
....................................
0.45  0.37  0.38  0.40  0.45
Net realized and unrealized gain (loss) ...........................
0.24  (1.37) 0.46  (0.22) 0.01
Net increase (decrease) from investment operations ................... 0.69  (1.00) 0.84  0.18  0.46
Distributions
(b)
– – – – –
From net investment income .................................
(0.46) (0.39) (0.38) (0.43) (0.46)
From net realized gain ......................................
—  (0.00)
(c)
—  —  —
Return of capital .......................................... (0.00)
(c)
(0.02) —  —  —
Total distributions .......................................... (0.46) (0.41) (0.38) (0.43) (0.46)
Net asset value, end of year .................................. $ 6.71  $ 6.48  $ 7.89  $ 7.43  $ 7.68
Total Return
(d)
— — — — —
Based on net asset value ..................................... 10.81% (13.12)% 11.53% 2.46% 6.32%
Ratios to Average Net Assets
(e)
Total expenses
(f)
...........................................
0.48% 0.49% 0.48% 0.48% 0.49%
Total expenses after fees waived and/or reimbursed ...................
0.48% 0.48% 0.47% 0.47% 0.49%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ....................................
0.48% 0.48% 0.47% 0.47% 0.49%
Net investment income ......................................
6.72% 5.09% 4.86% 5.40% 5.99%
Supplemental Data
Net assets, end of year (000) ................................... $ 7,249,086  $ 6,116,737  $ 7,883,370  $ 11,470,944  $ 4,644,939
Portfolio turnover rate ........................................ 66% 67% 76% 119% 102%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Expense ratios ............................................................ N/A   N/A   N/A   N/A   0.49%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
124
BlackRock High Yield Bond Portfolio
Class R
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year ..............................
$ 6.47  $ 7.89  $ 7.42  $ 7.68  $ 7.67
Net investment income
(a)
....................................
0.41  0.33  0.32  0.36  0.40
Net realized and unrealized gain (loss) ...........................
0.24  (1.39) 0.48  (0.25) 0.02
Net increase (decrease) from investment operations ................... 0.65  (1.06) 0.80  0.11  0.42
Distributions
(b)
– – – – –
From net investment income .................................
(0.41) (0.34) (0.33) (0.37) (0.41)
From net realized gain ......................................
—  (0.00)
(c)
—  —  —
Return of capital .......................................... (0.00)
(c)
(0.02) —  —  —
Total distributions .......................................... (0.41) (0.36) (0.33) (0.37) (0.41)
Net asset value, end of year .................................. $ 6.71  $ 6.47  $ 7.89  $ 7.42  $ 7.68
Total Return
(d)
— — — — —
Based on net asset value ..................................... 10.22% (13.84)% 10.94% 1.64% 5.69%
Ratios to Average Net Assets
(e)
Total expenses ............................................
1.17% 1.16% 1.15% 1.16% 1.22%
Total expenses after fees waived and/or reimbursed ...................
1.17% 1.16% 1.14% 1.15% 1.21%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ....................................
1.17% 1.16% 1.14% 1.15% 1.21%
Net investment income ......................................
6.03% 4.51% 4.16% 4.84% 5.28%
Supplemental Data
Net assets, end of year (000) ................................... $ 91,412  $ 91,124  $ 109,138  $ 110,465  $ 125,710
Portfolio turnover rate ........................................ 66% 67% 76% 119% 102%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
125
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Institutional
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year ..............................
$ 8.91  $ 9.72  $ 9.71  $ 9.64  $ 9.47
Net investment income
(a)
....................................
0.33  0.15  0.12  0.19  0.25
Net realized and unrealized gain (loss) ...........................
0.00
(b)
(0.79) 0.02  0.09  0.18
Net increase (decrease) from investment operations ................... 0.33  (0.64) 0.14  0.28  0.43
Distributions
(c)
– – – – –
From net investment income .................................
(0.42) (0.17) (0.13) (0.21) (0.26)
Return of capital .......................................... —  —  —  (0.00)
(d)
(0.00)
(d)
Total distributions .......................................... (0.42) (0.17) (0.13) (0.21) (0.26)
Net asset value, end of year .................................. $ 8.82  $ 8.91  $ 9.72  $ 9.71  $ 9.64
Total Return
(e)
— — — — —
Based on net asset value ..................................... 3.77% (6.61)% 1.47% 3.00% 4.59%
(f)
Ratios to Average Net Assets
(g)
Total expenses ............................................
0.43% 0.43% 0.44% 0.45% 0.45%
Total expenses after fees waived and/or reimbursed ...................
0.40% 0.40% 0.40% 0.41% 0.40%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income ......................................
3.71% 1.58% 1.20% 2.03% 2.60%
Supplemental Data
Net assets, end of year (000) ................................... $ 3,599,334  $ 4,789,552  $ 6,395,606  $ 5,375,701  $ 5,374,564
Portfolio turnover rate
(h)
....................................... 212% 163% 129% 213% 182%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
183% 153% 125% 170% 144%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
126
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 8.90  $ 9.72  $ 9.71  $ 9.63  $ 9.47
Net investment income
(a)
...................................
0.31  0.13  0.09  0.17  0.22
Net realized and unrealized gain (loss) ..........................
0.01  (0.80) 0.03  0.10  0.17
Net increase (decrease) from investment operations .................. 0.32  (0.67) 0.12  0.27  0.39
Distributions
(b)
– – – – –
From net investment income ................................
(0.40) (0.15) (0.11) (0.19) (0.23)
Return of capital ......................................... —  —  —  (0.00)
(c)
(0.00)
(c)
Total distributions ......................................... (0.40) (0.15) (0.11) (0.19) (0.23)
Net asset value, end of year ................................. $ 8.82  $ 8.90  $ 9.72  $ 9.71  $ 9.63
Total Return
(d)
— — — — —
Based on net asset value .................................... 3.63% (6.95)% 1.22% 2.85% 4.23%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...........................................
0.69% 0.74% 0.74% 0.76% 0.78%
Total expenses after fees waived and/or reimbursed ..................
0.65% 0.65% 0.65% 0.66% 0.65%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.65% 0.65% 0.65% 0.65% 0.65%
Net investment income .....................................
3.46% 1.34% 0.96% 1.77% 2.35%
Supplemental Data
Net assets, end of year (000) .................................. $ 676,646  $ 916,865  $ 1,199,702  $ 1,412,985  $ 1,318,473
Portfolio turnover rate
(g)
...................................... 212% 163% 129% 213% 182%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
183% 153% 125% 170% 144%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
127
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A1
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 8.91  $ 9.73  $ 9.71  $ 9.64  $ 9.48
Net investment income
(a)
...................................
0.32  0.14  0.11  0.19  0.24
Net realized and unrealized gain (loss) ..........................
0.01  (0.80) 0.03  0.09  0.17
Net increase (decrease) from investment operations .................. 0.33  (0.66) 0.14  0.28  0.41
Distributions
(b)
– – – – –
From net investment income ................................
(0.41) (0.16) (0.12) (0.21) (0.25)
Return of capital ......................................... —  —  —  (0.00)
(c)
(0.00)
(c)
Total distributions ......................................... (0.41) (0.16) (0.12) (0.21) (0.25)
Net asset value, end of year ................................. $ 8.83  $ 8.91  $ 9.73  $ 9.71  $ 9.64
Total Return
(d)
— — — — —
Based on net asset value .................................... 3.78% (6.80)% 1.48% 2.90% 4.38%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...........................................
0.63% 0.62% 0.59% 0.60% 0.59%
Total expenses after fees waived and/or reimbursed ..................
0.50% 0.50% 0.50% 0.51% 0.50%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income .....................................
3.62% 1.50% 1.13% 1.93% 2.51%
Supplemental Data
Net assets, end of year (000) .................................. $ 4,532  $ 5,134  $ 6,710  $ 8,141  $ 8,621
Portfolio turnover rate
(g)
...................................... 212% 163% 129% 213% 182%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
183% 153% 125% 170% 144%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
128
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor C
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 8.90  $ 9.72  $ 9.70  $ 9.63  $ 9.46
Net investment income
(a)
...................................
0.24  0.05  0.02  0.10  0.15
Net realized and unrealized gain (loss) ..........................
0.01  (0.79) 0.04  0.09  0.18
Net increase (decrease) from investment operations .................. 0.25  (0.74) 0.06  0.19  0.33
Distributions
(b)
– – – – –
From net investment income ................................
(0.33) (0.08) (0.04) (0.12) (0.16)
Return of capital ......................................... —  —  —  (0.00)
(c)
(0.00)
(c)
Total distributions ......................................... (0.33) (0.08) (0.04) (0.12) (0.16)
Net asset value, end of year ................................. $ 8.82  $ 8.90  $ 9.72  $ 9.70  $ 9.63
Total Return
(d)
— — — — —
Based on net asset value .................................... 2.86% (7.65)% 0.57% 1.98% 3.56%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...........................................
1.45% 1.45% 1.45% 1.50% 1.52%
Total expenses after fees waived and/or reimbursed ..................
1.40% 1.40% 1.40% 1.41% 1.40%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
1.40% 1.40% 1.40% 1.40% 1.40%
Net investment income .....................................
2.70% 0.58% 0.23% 1.05% 1.61%
Supplemental Data
Net assets, end of year (000) .................................. $ 26,808  $ 36,103  $ 51,625  $ 69,913  $ 152,890
Portfolio turnover rate
(g)
...................................... 212% 163% 129% 213% 182%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
183% 153% 125% 170% 144%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
129
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Class K
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year ..............................
$ 8.90  $ 9.72  $ 9.70  $ 9.63  $ 9.46
Net investment income
(a)
....................................
0.33  0.15  0.12  0.20  0.25
Net realized and unrealized gain (loss) ...........................
0.00
(b)
(0.79) 0.04  0.09  0.18
Net increase (decrease) from investment operations ................... 0.33  (0.64) 0.16  0.29  0.43
Distributions
(c)
– – – – –
From net investment income .................................
(0.42) (0.18) (0.14) (0.22) (0.26)
Return of capital .......................................... —  —  —  (0.00)
(d)
(0.00)
(d)
Total distributions .......................................... (0.42) (0.18) (0.14) (0.22) (0.26)
Net asset value, end of year .................................. $ 8.81  $ 8.90  $ 9.72  $ 9.70  $ 9.63
Total Return
(e)
— — — — —
Based on net asset value ..................................... 3.82% (6.67)% 1.63% 3.05% 4.65%
(f)
Ratios to Average Net Assets
(g)
Total expenses ............................................
0.37% 0.37% 0.37% 0.38% 0.37%
Total expenses after fees waived and/or reimbursed ...................
0.35% 0.35% 0.36% 0.36% 0.35%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.35% 0.35% 0.36% 0.35% 0.35%
Net investment income ......................................
3.76% 1.65% 1.23% 2.07% 2.64%
Supplemental Data
Net assets, end of year (000) ................................... $ 617,831  $ 814,127  $ 943,607  $ 557,997  $ 512,940
Portfolio turnover rate
(h)
....................................... 212% 163% 129% 213% 182%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
183% 153% 125% 170% 144%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
130
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Class R
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 8.90  $ 9.72  $ 9.70  $ 9.63  $ 9.47
Net investment income
(a)
...................................
0.29  0.11  0.07  0.15  0.20
Net realized and unrealized gain (loss) ..........................
0.01  (0.80) 0.03  0.09  0.17
Net increase (decrease) from investment operations .................. 0.30  (0.69) 0.10  0.24  0.37
Distributions
(b)
– – – – –
From net investment income ................................
(0.38) (0.13) (0.08) (0.17) (0.21)
Return of capital ......................................... —  —  —  (0.00)
(c)
(0.00)
(c)
Total distributions ......................................... (0.38) (0.13) (0.08) (0.17) (0.21)
Net asset value, end of year ................................. $ 8.82  $ 8.90  $ 9.72  $ 9.70  $ 9.63
Total Return
(d)
— — — — —
Based on net asset value .................................... 3.37% (7.18)% 1.07% 2.49% 3.97%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...........................................
1.05% 1.09% 1.07% 1.08% 1.18%
Total expenses after fees waived and/or reimbursed ..................
0.90% 0.90% 0.91% 0.91% 0.90%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.90% 0.90% 0.91% 0.90% 0.90%
Net investment income .....................................
3.21% 1.17% 0.72% 1.54% 2.10%
Supplemental Data
Net assets, end of year (000) .................................. $ 2,154  $ 2,721  $ 2,153  $ 2,405  $ 3,949
Portfolio turnover rate
(g)
...................................... 212% 163% 129% 213% 182%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
183% 153% 125% 170% 144%
See notes to financial statements.

Notes to Financial Statements
131
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-
sponsored retirement plans. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation:  The accompanying consolidated financial statements of High Yield Bond include the accounts of BR-HIYLD Subsidiary II, LLC (the “Taxable
Subsidiary”), which is a wholly-owned taxable subsidiary of High Yield Bond. The Taxable Subsidiary enables High Yield Bond to hold certain pass-through investments and satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned and gains realized on the investments held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for High Yield Bond. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for High Yield Bond. Taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Consolidated Statement of Assets and Liabilities. High Yield Bond may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $2,354,031, which is less than 0.01% of High Yield Bond’s consolidated net assets.
Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to High
Yield Bond.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Core Bond Portfolio ............................................... Core Bond Diversified
BlackRock High Yield Bond Portfolio ............................................ High Yield Bond Diversified
BlackRock Low Duration Bond Portfolio .......................................... Low Duration Bond Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional, Service, Class K and Class R Shares .......................... No No None
Investor A Shares .............................................. Yes No
(a)
None
Investor A1 Shares ............................................. No
(b)
No
(c)
None
Investor C Shares ............................................. No Yes
(d)
To Investor A Shares after
approximately 8 years
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
(d)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
132
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or

Notes to Financial Statements
(continued)
133
Notes to Financial Statements
dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
High Yield Bond values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
134
appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of September 30, 2023, certain investments of High Yield Bond were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage

Notes to Financial Statements
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135
Notes to Financial Statements
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions

Notes to Financial Statements
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BlackRock Annual Report to Shareholders
136
in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any,  are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
High Yield Bond
BofA Securities, Inc. ........................... $ 4,205,063 $ (4,205,063) $ — $ —
J.P. Morgan Securities LLC ...................... 2,425,548 (2,425,548) — —
Morgan Stanley .............................. 47,792 (47,792) — —
Toronto-Dominion Bank ........................ 203,840 (203,840) — —
$ 6,882,243 $ (6,882,243) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
137
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
138
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Notes to Financial Statements
(continued)
139
Notes to Financial Statements
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
140
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable
Subsidiary for providing investment management or administrative services. However, High Yield Bond pays the Manager based on the Fund's net assets, which includes the assets of the Taxable Subsidiary.
With respect to High Yield Bond, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the
Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
With respect to Core Bond and Low Duration Bond, the Manager entered into separate sub-advisory agreements with each of BIL and BlackRock (Singapore) Limited (“BSL”)
(collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and
BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution f ees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended September 30, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Core Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.350%
$1 billion - $2 billion ..................................................................................................... 0.340
$2 billion - $ 3 billion ..................................................................................................... 0.330
Greater than $3 billion ................................................................................................... 0.320
High Yield Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.425
$3 billion - $25 billion .................................................................................................... 0.400
$25 billion - $30 billion ................................................................................................... 0.375
Greater than $30 billion ................................................................................................... 0.350
Low Duration
Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.310%
$1 billion - $3 billion ..................................................................................................... 0.290
$3 billion - $5 billion ..................................................................................................... 0.280
$5 billion - $10 billion .................................................................................................... 0.270
Greater than $10 billion ................................................................................................... 0.260
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% —
Investor A ................................................................................................. 0.25 —
Investor A1 ................................................................................................ 0.10 —
Investor C ................................................................................................. 0.25 0.75%
Class R .................................................................................................. 0.25 0.25
Fund Name Service Investor A Investor A1 Investor C Class R Total
Core Bond .................................................. $ — $ 917,706 $ — $ 145,312 $ 5,618 $ 1,068,636
High Yield Bond ............................................... 213,838 2,782,780 — 883,407 469,634 4,349,659
Low Duration Bond ............................................ — 2,007,194 4,866 310,928 12,782 2,335,770

Notes to Financial Statements
(continued)
141
Notes to Financial Statements
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended September 30, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended September 30, 2023, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended September 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the year ended September 30, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the year ended September 30, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 506,049 $ — $ 73,416 $ — $ 2,906 $ 131,232 $ 225 $ 713,828
High Yield Bond ................................. 2,188,367 17,107 222,622 — 17,668 1,348,595 18,785 3,813,144
Low Duration Bond .............................. 845,086 — 160,576 973 6,219 147,891 511 1,161,256
Fund Name Institutional Investor A Class R Total
Core Bond .......................................................................... $ 918,720 $ 4 $ — $ 918,724
High Yield Bond ....................................................................... 364,555 6,781 111 371,447
Low Duration Bond .................................................................... 992,208 26 — 992,234
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 5,097 $ — $ 11,507 $ — $ 963 $ 1,169 $ 98 $ 18,834
High Yield Bond ................................. 36,764 562 67,870 — 5,614 14,620 3,283 128,713
Low Duration Bond .............................. 11,262 — 8,111 243 1,178 2,282 128 23,204
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 2,919,485 $ — $ 364,768 $ — $ 16,986 $ 51,264 $ 2,520 $ 3,355,023
High Yield Bond ................................. 10,943,343 103,486 2,331,694 — 91,064 93,108 181,187 13,743,882
Low Duration Bond .............................. 2,859,494 — 604,508 7,953 27,408 72,685 4,864 3,576,912
Fund Name Other Fees
Core Bond ............................................................................................................. $ 11,412
High Yield Bond .......................................................................................................... 33,030
Low Duration Bond ....................................................................................................... 18,076
Fund Name Investor A Investor C
Core Bond .................................................................................................. $ 13,360 $ 428
High Yield Bond ............................................................................................... 9,661 3,329
Low Duration Bond ............................................................................................ 36,229 6,797

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
142
by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the year ended September 30, 2023, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended September 30, 2023, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2023, class specific expense waivers and/or reimbursements were as follows:
Fund Name Amounts Waived
Core Bond ......................................................................................................... $ 163,979
High Yield Bond ...................................................................................................... 381,981
Low Duration Bond ................................................................................................... 62,771
Fund Name Amount Waived
Core Bond ............................................................................................................. $ 17,005
High Yield Bond .......................................................................................................... 1,064,829
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R
Core Bond ....................................... 0.43% N/A 0.68% N/A 1.43% 0.38% 0.93%
High Yield Bond .................................... 0.67 1.02% 0.92 N/A 1.72 0.58 1.28
Low Duration Bond ................................. 0.40 N/A 0.65 0.50% 1.40 0.35 0.90
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
Core Bond ............................................................................................................... $ 582,637
Low Duration Bond ......................................................................................................... 63,613
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Core Bond
Institutional .................................................................................... $ 506,049 $ 1,650,523
Investor A ..................................................................................... 73,416 182,357
Investor C ..................................................................................... 2,906 9,759
Class K ...................................................................................... 131,232 51,264
Class R ...................................................................................... 225 1,953
$ 713,828 $ 1,895,856
High Yield Bond
Investor A ..................................................................................... 126,979 3,551
$ 126,979 $ 3,551
Low Duration Bond
Institutional .................................................................................... 834,613 332,141
Investor A ..................................................................................... 160,325 123,601
Investor A1 .................................................................................... 973 5,020
Investor C ..................................................................................... 6,219 8,749
Class K ...................................................................................... 130,876 18,115
Class R ...................................................................................... 511 3,312
$ 1,133,517 $ 490,938

Notes to Financial Statements
(continued)
143
Notes to Financial Statements
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, High Yield Bond retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, High Yield Bond, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by High Yield Bond is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended September 30, 2023, the Fund paid BIM $207,359 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and Core Bond and Low Duration Bond are permitted to lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended September 30, 2023, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended September 30, 2023, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Core Bond .......................................................... $ 1,733,655,727 $ 1,032,225,128 $ 15,903,117,728 $ 15,789,550,915
High Yield Bond ....................................................... — — 13,951,115,022 12,183,341,948
Low Duration Bond .................................................... 4,127,928,253 4,733,602,376 7,560,409,484 8,751,793,203
Fund Name Purchases Sales
Core Bond .......................................................................................... $ 4,738,674,699 $ 4,737,034,186
Low Duration Bond .................................................................................... 1,571,613,921 1,571,481,120

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
144
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to distributions paid in excess of taxable income and non-deductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of September 30, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts and options contracts, the accrual of income on securities in default, the timing and recognition of partnership income, the accounting for swap agreements, the deferral of compensation to trustees and classification of investments.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR  (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed.
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2023, the Funds did not borrow under the credit agreement.
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
Core Bond ............................................................................... $ (1,900,204) $ 1,900,204
High Yield Bond ............................................................................ (11,811) 11,811
—
Fund Name
Year Ended
09/30/23
Year Ended
09/30/22
Core Bond
Ordinary income ........................................................................................... $ 119,120,698 $ 64,441,011
Long-term capital gains ...................................................................................... — 26,428,783
Return of capital ........................................................................................... 6,392,523 7,947,440
$ 125,513,221 $ 98,817,234
High Yield Bond
Ordinary income ........................................................................................... $ 1,270,618,103 $ 1,104,541,202
Return of capital ........................................................................................... 9,039,252 48,531,984
$ 1,279,657,355 $ 1,153,073,186
Low Duration Bond
Ordinary income ........................................................................................... $ 274,977,145 $ 139,938,270
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
Core Bond .......................................................... $ (361,738,646) $ (400,963,353) $ (3,830,692) $ (766,532,691)
High Yield Bond ....................................................... (1,168,627,480) (1,202,347,759) – (2,370,975,239)
Low Duration Bond .................................................... (489,050,817) (186,291,179) (36,648,935) (711,990,931)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Bond ...................................................... $ 4,779,064,180 $ 14,240,103 $ (415,054,748) $ (400,814,645)
High Yield Bond .................................................. 20,589,275,515 62,721,290 (1,256,595,181) (1,193,873,891)
Low Duration Bond ................................................ 5,336,755,838 12,961,950 (198,872,774) (185,910,824)

Notes to Financial Statements
(continued)
145
Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
146
margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
09/30/23
Year Ended
09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Core Bond
Institutional
Shares sold ..........................................
139,314,900 $ 1,151,954,865 110,405,739 $ 990,658,359
Shares issued in reinvestment of distributions .....................
9,083,232 75,113,087 6,161,533 56,576,464
Shares redeemed ......................................
(92,387,417) (763,061,185) (119,921,933) (1,088,380,863)
56,010,715 $ 464,006,767 (3,354,661) $ (41,146,040)
Investor A
Shares sold and automatic conversion of shares ....................
11,475,789 $ 95,318,705 10,200,394 $ 94,656,100
Shares issued in reinvestment of distributions .....................
1,393,831 11,546,186 1,014,598 9,337,644
Shares redeemed ......................................
(11,729,114) (97,153,204) (12,838,536) (117,194,077)
1,140,506 $ 9,711,687 (1,623,544) $ (13,200,333)
Investor C
Shares sold ..........................................
609,808 $ 5,021,310 187,938 $ 1,693,765
Shares issued in reinvestment of distributions .....................
44,225 364,727 33,837 313,239
Shares redeemed and automatic conversion of shares ...............
(676,550) (5,578,355) (1,026,445) (9,376,597)
(22,517) $ (192,318) (804,670) $ (7,369,593)

Notes to Financial Statements
(continued)
147
Notes to Financial Statements
d
Year Ended
09/30/23
Year Ended
09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
32,435,162 $ 268,958,121 18,096,207 $ 166,487,408
Shares issued in reinvestment of distributions .....................
2,500,035 20,745,456 2,105,280 19,543,124
Shares redeemed ......................................
(22,076,167) (183,872,841) (44,550,656) (405,282,743)
12,859,030 $ 105,830,736 (24,349,169) $ (219,252,211)
Class R
Shares sold ..........................................
58,385 $ 484,831 38,343 $ 354,956
Shares issued in reinvestment of distributions .....................
4,089 33,855 2,767 25,451
Shares redeemed ......................................
(31,062) (251,876) (34,070) (299,936)
31,412 $ 266,810 7,040 $ 80,471
70,019,146 $ 579,623,682 (30,125,004) $ (280,887,706)
High Yield Bond
Institutional
Shares sold ..........................................
946,910,963 $ 6,380,437,486 1,138,548,212 $ 8,202,656,262
Shares issued in reinvestment of distributions .....................
102,302,445 691,321,502 85,576,808 621,610,066
Shares redeemed ......................................
(1,006,472,070) (6,765,014,957) (1,444,371,612) (10,400,328,995)
42,741,338 $ 306,744,031 (220,246,592) $ (1,576,062,667)
Service
Shares sold ..........................................
5,834,208 $ 39,304,704 5,353,719 $ 39,744,030
Shares issued in reinvestment of distributions .....................
803,502 5,431,972 781,120 5,708,250
Shares redeemed ......................................
(7,009,171) (47,346,116) (10,527,000) (77,232,274)
(371,461) $ (2,609,440) (4,392,161) $ (31,779,994)
Investor A
Shares sold and automatic conversion of shares ....................
52,698,063 $ 355,170,220 50,285,263 $ 369,649,622
Shares issued in reinvestment of distributions .....................
9,479,256 64,018,882 8,203,186 59,544,442
Shares redeemed ......................................
(70,819,565) (477,232,762) (69,091,386) (504,878,029)
(8,642,246) $ (58,043,660) (10,602,937) $ (75,683,965)
Investor C
Shares sold ..........................................
1,933,937 $ 13,069,168 2,623,445 $ 19,382,669
Shares issued in reinvestment of distributions .....................
710,658 4,806,547 755,467 5,521,393
Shares redeemed and automatic conversion of shares ...............
(5,450,932) (36,783,193) (8,811,320) (64,375,562)
(2,806,337) $ (18,907,478) (5,432,408) $ (39,471,500)
Class K
Shares sold ..........................................
423,322,220 $ 2,847,897,544 447,318,572 $ 3,229,587,783
Shares issued in reinvestment of distributions .....................
62,768,149 424,322,483 49,202,259 357,550,162
Shares redeemed ......................................
(350,208,947) (2,363,029,867) (551,535,579) (3,994,893,443)
135,881,422 $ 909,190,160 (55,014,748) $ (407,755,498)
Class R
Shares sold ..........................................
2,050,800 $ 13,847,565 3,463,496 $ 25,342,218
Shares issued in reinvestment of distributions .....................
848,788 5,734,235 683,318 4,953,874
Shares redeemed ......................................
(3,346,511) (22,586,978) (3,914,325) (28,534,490)
(446,923) $ (3,005,178) 232,489 $ 1,761,602
166,355,793 $ 1,133,368,435 (295,456,357) $ (2,128,992,022)
Low Duration Bond
Institutional
Shares sold ..........................................
129,830,930 $ 1,154,571,706 217,791,445 $ 2,038,591,967
Shares issued in reinvestment of distributions .....................
21,375,312 189,998,861 10,730,336 99,505,228
Shares redeemed ......................................
(281,011,629) (2,498,262,858) (348,516,501) (3,236,111,469)
(129,805,387) $ (1,153,692,291) (119,994,720) $ (1,098,014,274)
Investor A
Shares sold and automatic conversion of shares ....................
17,797,185 $ 158,347,840 32,690,173 $ 306,466,451
Shares issued in reinvestment of distributions .....................
3,834,346 34,080,243 1,741,946 16,123,027
Shares redeemed ......................................
(47,889,969) (426,327,126) (54,874,888) (510,300,908)
(26,258,438) $ (233,899,043) (20,442,769) $ (187,711,430)
Investor A1
Shares sold ..........................................
71 $ 637 423 $ 3,923
Shares issued in reinvestment of distributions .....................
17,506 155,694 7,482 69,366
Shares redeemed ......................................
(80,338) (715,203) (121,445) (1,133,215)
(62,761) $ (558,872) (113,540) $ (1,059,926)

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
148
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/23
Year Ended
09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Investor C
Shares sold ..........................................
854,015 $ 7,593,027 1,311,344 $ 12,219,407
Shares issued in reinvestment of distributions .....................
127,128 1,129,003 36,869 338,902
Shares redeemed and automatic conversion of shares ...............
(1,997,025) (17,749,766) (2,604,856) (24,284,714)
(1,015,882) $ (9,027,736) (1,256,643) $ (11,726,405)
Class K
Shares sold ..........................................
21,649,708 $ 192,520,737 56,631,659 $ 532,543,702
Shares issued in reinvestment of distributions .....................
3,700,732 32,865,717 1,653,236 15,305,219
Shares redeemed ......................................
(46,746,009) (415,417,556) (63,921,319) (599,769,631)
(21,395,569) $ (190,031,102) (5,636,424) $ (51,920,710)
Class R
Shares sold ..........................................
53,747 $ 477,874 203,589 $ 1,899,990
Shares issued in reinvestment of distributions .....................
12,034 106,942 3,385 31,176
Shares redeemed ......................................
(127,146) (1,129,490) (122,861) (1,158,016)
(61,365) $ (544,674) 84,113 $ 773,150
(178,599,402) $ (1,587,753,718) (147,359,983) $ (1,349,659,595)

Report of Independent Registered Public Accounting Firm
149
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Core Bond Portfolio, BlackRock High Yield Bond Portfolio and BlackRock Low Duration Bond Portfolio and the Board of Trustees of
BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio of BlackRock Funds
V, including the schedules of investments, as of September 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. We have also audited the accompanying consolidated statement of assets and liabilities of BlackRock High Yield Bond Portfolio of BlackRock Funds V (collectively with BlackRock Core Bond
Portfolio and BlackRock Low Duration Bond Portfolio, the “Funds”), including the consolidated schedule of investments, as of September 30, 2023, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
2023
BlackRock Annual Report to Shareholders
150
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30,
2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2023:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2023 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2023:
Fund Name
Qualified Dividend
Income
Core Bond ....................................................................................................... $ 323,852
High Yield Bond .................................................................................................... 18,755,577
Fund Name Federal Obligation Interest
Core Bond ....................................................................................................... $ 23,610,939
High Yield Bond .................................................................................................... 4,707,251
Low Duration Bond ................................................................................................. 55,174,984
Fund Name
Dividends-Received
Deduction
Core Bond ......................................................................................................... 0.51%
High Yield Bond ...................................................................................................... 1.46%
Fund Name Interest Dividends
Core Bond ....................................................................................................... $ 124,832,732
High Yield Bond .................................................................................................... 1,207,198,407
Low Duration Bond ................................................................................................. 217,584,792
Fund Name
Interest-Related
Dividends
Core Bond ....................................................................................................... $ 103,424,080
High Yield Bond .................................................................................................... 1,201,863,635
Low Duration Bond ................................................................................................. 174,667,546

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
151
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 4, 2023 (the “May
Meeting”) and June 1-2, 2023 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Core Bond Portfolio (the “Core Bond Portfolio”), BlackRock High Yield Bond Portfolio (the “High Yield Bond Portfolio”) and BlackRock Low Duration
Bond Portfolio (the “Low Duration Bond Portfolio” and collectively with Core Bond Portfolio and High Yield Bond Portfolio, the “Funds” and each, a “Fund,”), and BlackRock
Advisors, LLC (the “Manager”), each Fund’s investment adviser. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory
Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to each Fund, and (2) the Manager and BlackRock (Singapore) Limited
(“BRS” and together with BIL, the “Sub-Advisors”), with respect to Core Bond Portfolio and Low Duration Bond Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to them on a fund-by-fund basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Annual Report to Shareholders
152
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Funds, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, Core Bond Portfolio ranked in the third, second and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for Core Bond Portfolio, and that
BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed Core Bond Portfolio’s underperformance relative to its Morningstar
Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, High Yield Bond Portfolio ranked in the second, second and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for High Yield Bond Portfolio, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Low Duration Bond Portfolio ranked in the second, third and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for Low Duration Bond
Portfolio, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed Low Duration Bond Portfolio’s underperformance relative to its Morningstar Category during the applicable periods.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
153
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Core Bond Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the third and fourth quartiles, respectively, relative to Core Bond Portfolio’s Expense Peers. The Board also noted that Core Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of Core Bond Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of Core Bond Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on Core Bond Portfolio’s total expenses as a percentage of Core Bond Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that High Yield Bond Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to High Yield Bond Portfolio’s Expense Peers. The Board also noted that High Yield Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of High Yield Bond Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of High Yield Bond Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on High Yield Bond Portfolio’s total expenses as a percentage of High Yield Bond Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that Low Duration Bond Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to Low Duration Bond Portfolio’s Expense Peers. The Board also noted that Low Duration Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of Low Duration Bond Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of Low Duration Bond Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on Low Duration Bond Portfolio’s total expenses as a percentage of Low Duration Bond Portfolio’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Annual Report to Shareholders
154
service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, and (2) the
Manager and BRS, with respect to Core Bond Portfolio and Low Duration Bond Portfolio, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Trustee and Officer Information
155
Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
R. Glenn Hubbard
1958
Chair of the Board (Since
2022) Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
70 RICs consisting of 104 Portfolios ADP (data and information services) from 2004 to
2020; Metropolitan Life
Insurance Company
(insurance); TotalEnergies
SE (multi-energy)
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022) Trustee
(Since 2019)
Baker Foundation Professor and George Fisher Baker Jr.
Professor of Business Administration, Emeritus, Harvard
Business School since 2022; George Fisher Baker Jr. Professor of Business Administration, Harvard Business School from
2008 to 2022; Deputy Dean for Academic Affairs from 2006 to
2010; Chairman of the Finance Unit, from 2005 to 2006; Senior
Associate Dean and Chairman of the MBA Program from 1999 to
2005; Member of the faculty of Harvard Business School since
1981.
72 RICs consisting of 106 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
70 RICs consisting of 104 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair); Huntsman
Corporation (Lead
Independent Director and
non Executive Vice Chair
of the Board) (chemical
products)
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Professor in the Practice of Finance, Yale University
School of Management from 1994 to 2011 and currently a
Teaching Fellow in Yale's Executive Programs; Visiting Professor,
Rutgers University for the Spring 2019 semester; Visiting
Professor, New York University for the 2019 academic year;
Adjunct Professor of Finance, Carnegie Mellon University in fall
2020 semester.
72 RICs consisting of 106 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
70 RICs consisting of 104 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General of the United States Air
Force from 2017 to 2019; Lieutenant General, Assistant Vice
Chief of Staff and Director, Air Staff, United States Air Force
from 2016 to 2017; Major General, Commander, 22nd Air Force,
AFRC, Dobbins Air Reserve Base, Georgia from 2014 to 2016;
Pilot, United Airlines from 1990 to 2020.
70 RICs consisting of 104 Portfolios KULR Technology Group,
Inc. in 2021; The Boeing
Company (airplane
manufacturer)
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
70 RICs consisting of 104 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
72 RICs consisting of 106 Portfolios PennyMac Mortgage
Investment Trust

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders
156
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 272 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 274 Portfolios None

Trustee and Officer Information
(continued)
157
Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.
Effective November 9, 2023, Arthur P. Steinmetz was appointed as a Trustee of the Trust.

Additional Information
2023
BlackRock Annual Report to Shareholders
158
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
159
Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
(a)
For BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2023
BlackRock Annual Report to Shareholders
160
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PLN Polish Zloty
RUB New Russian Ruble
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EAFE Europe, Australasia and Far East
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
Taxable3-9/23-AR

SEPTEMBER 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Funds V
BlackRock GNMA Portfolio
BlackRock Impact Mortgage Fund
BlackRock Income Fund

Dear Shareholder,
The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated.
A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on
Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’
concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries,
U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
5.18% 21.62%
U.S. small cap equities
(Russell 2000
®
Index)
(0.19) 8.93 )
International equities (MSCI
Europe, Australasia, Far
East Index)
(1.28) 25.65 )
Emerging market equities
(MSCI Emerging Markets
Index)
(2.05) 11.70 )
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.50 4.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.98) (2.90)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(4.05) 0.64
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.05) 2.66
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.22 10.28
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2023
2023
BlackRock Annual Report to Shareholders
4
BlackRock GNMA Portfolio
Investment Objective
BlackRock GNMA Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2023, all of the Fund’s share classes underperformed its benchmark, the Bloomberg GNMA Total Return Index Value
Unhedged USD.
What factors influenced performance?
The most significant detractors from the Fund’s performance relative to the benchmark over the period were interest rate-based strategies against a backdrop of volatile
Treasury yields. The Fund’s above-benchmark positioning with respect to duration also detracted as rates moved higher.
Security selection and relative value trades within the agency mortgage-backed securities (“MBS”) sector added to relative performance. In addition, out-of-benchmark allocations to collateralized mortgage obligations (“CMOs”) contributed positively as stable sources of income. The Fund’s use of derivatives marginally contributed to performance. The Fund’s cash position did not have a material impact on performance.
Describe recent portfolio activity.
Over the reporting period, the Fund rotated out of MBS passthrough pools and into to-be-announced (“TBA”) contracts for lower coupons. With respect to underlying mortgage pools, the Fund favored well-seasoned, higher coupon pools relative to recently originated collateral. The Fund also held an out-of-benchmark allocation to agency
CMOs and agency mortgage derivatives.
The Fund held a small percentage of assets in derivatives as a hedge to allocations in MBS and securitized assets as well as to manage overall portfolio risk.
Describe portfolio positioning at period end.
The Fund reduced exposure to low coupon seasoned pools vs. TBA in the lowest coupons given the seasoning of the TBA and similar carry profiles between seasoned and
‘generic’ pools. The Fund continued to hold sizable out-of-benchmark allocations to agency CMOs, seasoned high coupon pools and mortgage derivatives as sources of stable income.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2023 (continued)
5
Fund Summary
BlackRock GNMA Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in GNMA securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of
BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of mortgage-backed pass through securities of GNMA.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 3.74% 3.45% (0.29)% N/A (0.94)% N/A 0.34% N/A
Investor A ........................... 3.34 3.05 (0.65) (4.62)% (1.19) (1.99)% 0.06 (0.35)%
Investor C ........................... 2.72 2.45 (1.28) (2.24) (1.92) (1.92) (0.53) (0.53)
Class K ............................ 3.79 3.55 (0.38) N/A (0.90) N/A 0.39 N/A
Bloomberg GNMA Total Return Index Value
Unhedged USD ...................... — — 0.29 N/A (0.68) N/A 0.58 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in GNMA securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of September 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
6
BlackRock GNMA Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(04/01/23)
Ending
Account
Value
(09/30/23)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(04/01/23)
Ending
Account
Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional ....... $ 1,000.00 $ 953.90 $ 2.35 $ 2.06 $ 1,000.00 $ 1,022.66 $ 2.43 $ 1,022.96 $ 2.13 0.48% 0.42%
Investor A ........ 1,000.00 952.90 3.62 3.28 1,000.00 1,021.36 3.75 1,021.71 3.40 0.74 0.67
Investor C ........ 1,000.00 949.10 7.13 6.94 1,000.00 1,017.75 7.39 1,017.95 7.18 1.46 1.42
Class K ......... 1,000.00 953.90 2.74 1.81 1,000.00 1,022.26 2.84 1,023.21 1.88 0.56 0.37
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 99.8%
Non-Agency Mortgage-Backed Securities .................. 0.2
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/Aaa
(c)
...................................... 100.0%
(a)
Excludes short-term securities, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of September 30, 2023
7
Fund Summary
BlackRock Impact Mortgage Fund
Investment Objective
BlackRock Impact Mortgage Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management, while investing in a portfolio of fixed-income securities that Fund management views as generating positive social and/or environmental impacts.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2023, all the Fund’s share classes underperformed its benchmark, the Bloomberg U.S. MBS Index.
What factors influenced performance?
The detractors from the Fund’s performance relative to the benchmark over the period included interest rate-based strategies such as active duration and yield curve positioning.
Security/pool selection and relative value trades within the agency mortgage-backed security (“MBS”) sector added to performance. Over the reporting period, the portfolio has held allocations into specified pools such as Manufactured Housing, Down Payment Assistance, State Housing Finance Authority and Foreclosure Prevention pools.
These pools have continued to exhibit favorable prepayment characteristics relative to the generic collateral in the benchmark. The Fund held a small percentage of assets in derivatives as a hedge to allocations in MBS and securitized assets as well as to manage overall portfolio risk. The Fund’s use of derivatives marginally contributed to performance. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
In pool positioning, the Fund has largely maintained its pool exposure and continued to realize the prepayment speed benefits of specified pools with Manufactured Housing,
Down Payment Assistance, State Housing Finance Authority and Foreclosure Prevention stories/attributes. Throughout the reporting period, the Fund also tactically entered into various mortgage basis positions, coupon swaps and agency swaps, looking to capitalize on the identified relative value opportunities, largely through the use of to-be-
announced (“TBA”) forward contracts. While the Fund entered the third quarter of 2023 overweight duration and corresponding interest rate sensitivity, this overweight was reduced after the Fed’s September 20, 2023, meeting which communicated a “higher for longer” approach to interest rates.
Describe portfolio positioning at period end.
The Fund has continued to maintain concentration in MBS pools, with the core allocation of pools currently held in Down Payment Assistance, Foreclosure Prevention and Manufacturing Housing stories. The Fund has held these positions on the view that their collateral attributes exhibit a meaningful benefit in prepayment characteristics through factors like loan size and seasoning.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
8
BlackRock Impact Mortgage Fund
GROWTH OF $10,000 INVESTMENT
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed and other mortgage-related securities that are issued or guaranteed by the U.S. Government and its agencies. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±1 year of the duration of the Bloomberg U.S. MBS Index. The Fund's total returns prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name "BlackRock U.S. Government Bond Portfolio." On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor
Fund was the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index that tracks fixed-rate agency mortgage backed pass-through securities guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 3.95% 3.40% (0.66)% N/A (0.56)% N/A 0.46% N/A
Investor A ........................... 3.54 3.02 (0.89) (4.86)% (0.82) (1.63)% 0.20 (0.20)%
Investor C ........................... 2.92 2.48 (1.64) (2.60) (1.54) (1.54) (0.42) (0.42)
Class K ............................ 4.00 3.56 (0.61) N/A (0.53) N/A 0.49 N/A
Class R ............................ 3.43 2.87 (1.14) N/A (1.07) N/A (0.06) N/A
Bloomberg U.S. MBS Index .............. — — (0.17) N/A (0.77) N/A 0.61 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed and other mortgage-related securities that are issued or guaranteed by the U.S. Government and its agencies. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±1 year of the duration of the Bloomberg U.S. MBS Index. The Fund's total returns prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name “BlackRock U.S. Government Bond Portfolio”. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund was the performance and accounting survivor of the Reorganization.

Fund Summary
as of September 30, 2023 (continued)
9
Fund Summary
BlackRock Impact Mortgage Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(04/01/23)
Ending
Account
Value
(09/30/23)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(04/01/23)
Ending
Account
Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional ....... $ 1,000.00 $ 948.80 $ 7.08 $ 2.20 $ 1,000.00 $ 1,017.80 $ 7.33 $ 1,022.81 $ 2.28 1.45% 0.45%
Investor A ........ 1,000.00 946.80 8.35 3.47 1,000.00 1,016.50 8.64 1,021.51 3.60 1.71 0.71
Investor C ........ 1,000.00 944.20 11.94 7.12 1,000.00 1,012.78 12.36 1,017.75 7.39 2.45 1.46
Class K ......... 1,000.00 948.10 6.79 2.00 1,000.00 1,018.10 7.03 1,023.01 2.08 1.39 0.41
Class R ......... 1,000.00 945.60 9.56 4.68 1,000.00 1,015.24 9.90 1,020.26 4.86 1.96 0.96
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 98.7%
Non-Agency Mortgage-Backed Securities .................. 1.0
Asset-Backed Securities .............................. 0.3
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/Aaa
(c)
...................................... 99.8%
A ............................................. 0.0
(d)
NR ........................................... 0.2
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 0.1% of the Fund's total investments.

Fund Summary
as of September 30, 2023
2023
BlackRock Annual Report to Shareholders
10
BlackRock Income Fund
Investment Objective
BlackRock Income Fund’s (the “Fund”) investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2023, the Fund underperformed its Customized Reference Benchmark. The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), Morningstar LSTA Leveraged Loan Index (25%), Bloomberg U.S. CMBS Investment
Grade Index (25%), and JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%). The Fund is not managed with reference to the current performance benchmark and its exposures may deviate meaningfully.
What factors influenced performance?
Detractors from the Fund’s performance were limited. The Fund’s positioning in uniform mortgage-backed securities (“UMBS”) detracted, as did the use of equity hedges.
Positive contributions to the Fund’s relative performance were highlighted by exposure to collateralized loan obligations (“CLOs”) and U.S. high yield corporate bonds.
As part of its investment strategy, the Fund used derivatives, mainly forward contracts, to hedge foreign currency exposure of non-U.S. positions back to U.S. dollars, and interest rate futures and swaps to adjust duration positioning tactically as needed. During the period, the Fund’s derivative holdings had a net negative impact on performance, primarily the result of interest rate swaps as interest rate volatility was elevated. The Fund’s cash position did not have a material impact on performance.
Describe recent portfolio activity.
The period was characterized by hawkish monetary policy and elevated market volatility. Against this backdrop, the Fund maintained an up-in-quality bias and preference for floating rate instruments along with increased exposure to CLOs. The Fund added exposure to investment grade corporate bonds credit early in the period on the basis of relative value, and a tactical position in UMBS. The allocation to U.S. high yield corporate bonds was reduced to take advantage of the sector’s recent outperformance and tightening of spreads. The Fund also meaningfully reduced U.S. Treasury holdings given interest rate volatility. Regionally, the Fund held a bias to the U.S. market.
The Fund’s cash position averaged 9.3% of portfolio assets over the period and was 9.0% at period end. The Fund remains selective as the team seeks the best opportunities to generate income.
Describe portfolio positioning at period end.
Given the decelerating inflation and a higher-for-longer interest rate environment, the Fund was positioned defensively with a regional overweight to the U.S. and significant allocations to investment grade corporate bonds, AAA-rated CLOs and cash.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2023 (continued)
11
Fund Summary
BlackRock Income Fund
GROWTH OF $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed-income securities. On September 17,
2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns between July 2, 2012 and
July 1, 2016 are the returns of the Predecessor Fund when it followed different investment objectives and different investment strategies under the name BlackRock Secured Credit Portfolio.
(c)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.
(d)
A “hedged” version of the Bloomberg Global High Yield Index, which is a multi-currency flagship measure of the global high yield debt market. The index represents the union of the U.S. High
Yield, the Pan-European High Yield, and Emerging Markets Hard Currency High Yield Indices. The high yield and emerging markets sub-components are mutually exclusive.
(e)
An index that measures the market of U.S. Agency and U.S. Non-Agency conduit and fusion CMBS deals with a minimum current deal size of $300mn. The index is divided into two subcomponents: the U.S. Aggregate-eligible component, which contains bonds that are Employee Retirement Income Security Act of 1974, as amended (“ERISA”) eligible under the underwriter’s exemption, and the non-U.S. Aggregate-eligible component, which consists of bonds that are not ERISA eligible.
(f)
An expansion of the JPMorgan Corporate Emerging Markets Bond Index (CEMBI). The CEMBI is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds.
(g)
A customized reference benchmark comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the
Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Fund Summary
as of September 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders
12
BlackRock Income Fund
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 6.46% 6.35% 6.98% N/A 1.71% N/A 2.93% N/A
Investor A ........................... 6.05 5.90 6.71 4.04% 1.45 0.94% 2.68 2.42%
Investor C ........................... 5.44 5.30 6.04 5.04 0.72 0.72 2.07 2.07
Class K ............................ 6.51 6.38 7.03 N/A 1.76 N/A 2.97 N/A
Morningstar LSTA Leveraged Loan Index .... — — 13.05 N/A 4.46 N/A 4.30 N/A
Bloomberg Global High Yield 100% Hedged
USD Index .......................... — — 12.21 N/A 2.25 N/A 4.00 N/A
Bloomberg U.S. CMBS Investment Grade Index — — 1.19 N/A 0.99 N/A 1.60 N/A
JPMorgan CEMBI Broad Diversified ........ — — 8.25 N/A 2.08 N/A 3.42 N/A
Customized Reference Benchmark ........ — — 8.63 N/A 2.51 N/A 3.37 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges fees, and how performance was calculated for certain share classes.
(b)
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed-income securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns between July 2, 2012 and July 1, 2016 are the returns of the Predecessor Fund when it followed different investment objectives and different investment strategies under the name BlackRock Secured Credit Portfolio.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,008.90 $ 3.17 $ 1,000.00 $ 1,021.91 $ 3.19 0.63%
Investor A ................................ 1,000.00 1,007.70 4.43 1,000.00 1,020.66 4.46 0.88
Investor C ................................ 1,000.00 1,005.10 8.19 1,000.00 1,016.90 8.24 1.63
Class K .................................. 1,000.00 1,009.20 2.92 1,000.00 1,022.16 2.94 0.58
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

Fund Summary
as of September 30, 2023 (continued)
13
Fund Summary
BlackRock Income Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 36.4%
Asset-Backed Securities .............................. 24.0
U.S. Government Sponsored Agency Securities .............. 17.9
Floating Rate Loan Interests ........................... 12.8
Investment Companies ............................... 3.6
Foreign Government Obligations ........................ 2.5
Preferred Securities ................................. 1.1
Non-Agency Mortgage-Backed Securities .................. 1.0
Foreign Agency Obligations ............................ 0.6
Common Stocks ................................... 0.1
Fixed Rate Loan Interests ............................. 0.0
(b)
Warrants ........................................ 0.0
(b)
Other Interests .................................... —
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
(d)
...................................... 33.1%
AA/Aa ......................................... 3.1
A ............................................. 12.5
BBB/Baa ....................................... 21.8
BB/Ba ......................................... 10.2
B ............................................ 11.7
CCC/Caa ....................................... 2.4
CC/Ca ......................................... 0.1
NR ........................................... 5.1
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging
2023
BlackRock Annual Report to Shareholders
14
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

About Fund Performance
15
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the BlackRock Income Fund’s (“Income Fund”) Class K Shares inception date of August 1, 2016 and BlackRock
Impact Mortgage Fund’s (“Impact Mortgage”) Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K
Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for all Funds included in this report, except for Income Fund (which is subject to an initial sales charge of 2.50%) and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Class R Shares (available only in Impact Mortgage) are not subject to any sales charge. These shares are subject to a distribution fee of  0.25% per year and a service fee of  0.25% per year. These shares are available only to certain employer-sponsored retirement plans.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2023
BlackRock Annual Report to Shareholders
16
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
September 30, 2023
BlackRock GNMA Portfolio
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
USD 438 $ 403,388
Series 2018-4, Class MA, 3.50%, 03/25/58 490 449,356
852,744
Total Non-Agency Mortgage-Backed Securities — 0 .3%
(Cost: $ 939,408 ) ................................ 852,744
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 8.7%
Federal Home Loan Mortgage Corp.
Series 3745 , Class ZA , 4.00% , 10/15/40 . 352 319,609
Series 3780 , Class ZA , 4.00% , 12/15/40 . 1,366 1,254,689
Series 3960 , Class PL , 4.00% , 11/15/41 . 900 835,769
Series 4161 , Class BW , 2.50% , 02/15/43 . 500 407,117
Series 4325 , Class ZX , 4.50% , 04/15/44 . 2,900 2,682,124
Series 4384 , Class LB , 3.50% , 08/15/43 . 1,133 1,057,641
Federal National Mortgage Association
Series 1996-48 , Class Z , 7.00% , 11/25/26 18 17,976
Series 2010-134 , Class KZ , 4.50% , 12/25/40 69 57,502
Series 2010-141 , Class LZ , 4.50% , 12/25/40 123 111,538
Series 2011-8 , Class ZA , 4.00% , 02/25/41 723 653,015
Series 2011-131 , Class LZ , 4.50% , 12/25/41 116 98,922
Series 2017-76 , Class PB , 3.00% , 10/25/57 1,125 747,997
Series 2022-25 , Class KL , 4.00% , 05/25/52 200 167,019
Federal National Mortgage Association Variable
Rate Notes , Series 2018-32 , Class PS ,
(SOFR 30 day Average at 7.23% Cap +
7.10%), 0.90% , 05/25/48
(a)
.......... 1,143 894,694
Government National Mortgage Association
Series 2015-79 , Class MY , 3.50% , 05/20/45 3,278 2,750,750
Series 2015-106 , Class DY , 3.50% , 07/20/45 2,411 1,935,058
Series 2016-123 , Class LM ,
3.00% , 09/20/46 ............... 400 313,810
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2009-31 , Class PT , 3.35% , 05/20/39 131 130,706
Series 2014-107 , Class WX ,
6.69% , 07/20/39 ............... 515 522,725
Series 2015-55 , Class A , 5.39% , 03/16/36 4,392 4,242,876
Series 2015-103 , Class B , 6.90% , 01/20/40 2,474 2,532,907
Series 2015-187 , Class C , 5.37% , 03/20/41 5,631 5,533,990
27,268,434
Interest Only Collateralized Mortgage Obligations — 2.8%
Federal Home Loan Mortgage Corp.
Series 4062 , Class GI , 4.00% , 02/15/41 . 31 1,498
Series 5159 , Class KI , 3.00% , 11/25/51 .. 713 95,222
Series 5159 , Class PI , 3.00% , 11/25/51 .. 1,197 177,962
Series 5176 , Class QI , 3.00% , 12/25/51 . 653 100,383
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 4119 , Class SC , (SOFR 30 day
Average at 6.15% Cap + 6.04%),
0.72% , 10/15/42 ............... 867 71,727
Series 4901 , Class CS , (SOFR 30 day
Average at 6.10% Cap + 5.99%),
0.67% , 07/25/49 ............... 1,852 142,262
Series 4941 , Class SH , (SOFR 30 day
Average at 5.95% Cap + 5.84%),
0.52% , 12/25/49 ............... 1,283 88,489
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 62 7,317
Series 2014-68 , Class YI , 4.50% , 11/25/44 72 14,778
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2017-68 , Class IE , 4.50% , 09/25/47 USD 1,638 $ 296,290
Series 2020-32 , 4.00% , 05/25/50 ...... 933 193,413
Series 2020-32 , Class PI , 4.00% , 05/25/50 928 192,360
Series 2021-23 , Class CI , 3.50% , 07/25/46 797 133,850
Series 2021-41 , 3.50% , 07/25/51 ...... 1,531 268,536
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2015-66 , Class AS , (SOFR 30
day Average at 6.25% Cap + 6.14%),
0.82% , 09/25/45 ............... 3,150 170,580
Series 2016-60 , Class SD , (SOFR 30
day Average at 6.10% Cap + 5.99%),
0.67% , 09/25/46 ............... 470 26,673
Series 2016-78 , Class CS , (SOFR 30
day Average at 6.10% Cap + 5.99%),
0.67% , 05/25/39 ............... 592 32,523
Series 2017-70 , Class SA , (SOFR 30
day Average at 6.15% Cap + 6.04%),
0.72% , 09/25/47 ............... 623 55,847
Series 2019-5 , Class SA , (SOFR 30 day
Average at 6.10% Cap + 5.99%),
0.67% , 03/25/49 ............... 2,545 194,069
Government National Mortgage Association
Series 2020-115 , Class IM , 3.50% , 08/20/50 1,160 192,616
Series 2020-146 , Class DI , 2.50% , 10/20/50 1,538 204,746
Series 2020-149 , Class IA , 2.50% , 10/20/50 15,027 2,027,368
Series 2020-151 , Class MI , 2.50% , 10/20/50 7,013 928,493
Series 2020-175 , Class DI , 2.50% , 11/20/50 539 70,268
Series 2020-185 , Class MI , 2.50% , 12/20/50 1,990 264,805
Series 2021-104 , Class IH , 3.00% , 06/20/51 1,218 185,455
Series 2021-149 , Class KI , 3.00% , 08/20/51 2,030 319,220
Series 2021-159 , Class IH , 3.00% , 09/20/51 8,098 1,259,606
Series 2022-127 , Class IA , 3.50% , 03/20/52 6,918 1,220,468
Government National Mortgage Association
Variable Rate Notes , Series 2017-101 , Class
SL , (1-mo. CME Term SOFR at 6.20% Cap
+ 6.09%), 0.76% , 07/20/47
(a)
......... 1,071 89,405
9,026,229
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116 , Class X1 , 1.53% , 07/25/30 . 1,123 81,106
Series K119 , Class X1 , 1.02% , 09/25/30 . 1,785 87,816
Series K120 , Class X1 , 1.13% , 10/25/30 . 1,578 84,762
Series K122 , Class X1 , 0.97% , 11/25/30 . 2,756 129,928
Government National Mortgage Association
Variable Rate Notes
Series 2016-22 , 0.72% , 11/16/55 ...... 11,072 262,576
Series 2016-151 , 0.81% , 06/16/58 ..... 6,704 251,581
Series 2017-61 , 0.75% , 05/16/59 ...... 1,667 60,435
958,204
Mortgage-Backed Securities — 118.9%
Federal Home Loan Mortgage Corp.
3.00% , 06/01/35 - 07/01/35 .......... 492 439,978
3.50% , 07/01/26 - 09/01/26 .......... 9 8,896
4.00% , 06/01/25 - 05/01/26 .......... 37 35,449
5.00% , 05/01/35 - 12/01/38 .......... 41 40,437
5.65% , 05/01/37 - 12/01/37 .......... 607 592,518
5.75% , 08/01/37 - 12/01/37 .......... 739 723,064
7.50% , 03/01/27 ................. —
(b)
24
Federal National Mortgage Association
3.50% , 11/01/46 ................. 680 592,682
4.45% , 03/01/36 - 06/01/36 .......... 385 374,766

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock GNMA Portfolio
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.94% , 01/01/35 - 05/01/35 .......... USD 147 $ 144,503
5.00% , 04/01/36 ................. 81 79,770
5.20% , 08/01/34 - 09/01/34 .......... 174 171,248
5.25% , 08/01/37 - 09/01/37 .......... 443 429,407
5.54% , 01/01/35 ................. 60 59,481
5.75% , 04/01/37 ................. 260 250,773
5.80% , 07/01/34 ................. 39 38,696
5.94% , 09/01/34 ................. 59 58,834
6.50% , 09/01/28 - 02/01/31 .......... 559 559,580
Government National Mortgage Association
2.00% , 02/20/51 - 10/20/51 .......... 12,769 9,793,681
2.00% , 10/15/53
(c)
................ 65,675 51,911,106
2.50% , 11/20/40 - 11/20/51 .......... 32,753 26,759,225
2.50% , 10/15/53
(c)
................ 53,483 43,707,647
3.00% , 05/15/42 - 10/20/51 .......... 42,369 36,117,431
3.00% , 10/15/53
(c)
................ 18,067 15,309,997
3.50% , 04/15/41 - 09/20/51 .......... 28,112 25,017,245
3.50% , 03/20/50 - 04/20/50
(d)
......... 32,901 29,196,322
4.00% , 10/20/41 - 05/20/51 .......... 20,930 19,226,188
4.00% , 10/15/53
(c)
................ 10,387 9,357,624
4.50% , 12/15/34 - 07/20/53 .......... 11,418 10,744,749
4.50% , 10/15/53
(c)
................ 12,901 11,917,803
5.00% , 09/15/28 - 05/20/50 .......... 8,684 8,408,280
5.00% , 10/15/53
(c)
................ 27,155 25,731,484
5.50% , 03/15/32 - 12/15/34 .......... 3,825 3,752,575
5.50% , 10/15/53
(c)
................ 18,325 17,782,408
5.64% , 04/15/37 - 06/15/37 .......... 1,077 1,065,151
5.65% , 05/20/37 - 10/20/37 .......... 447 437,667
5.75% , 08/20/37 - 12/20/37 .......... 293 288,730
5.80% , 11/15/36 - 03/15/37 .......... 962 948,576
6.00% , 03/20/28 - 01/15/39 .......... 5,132 5,231,638
6.00% , 10/15/53 - 11/15/53
(c)
......... 4,824 4,778,851
6.50% , 09/20/27 - 10/20/40 .......... 1,553 1,563,286
6.50% , 10/15/53
(c)
................ 1,100 1,106,187
7.00% , 08/20/25 - 05/20/27 .......... 4 3,694
7.50% , 10/20/25 ................. —
(b)
454
8.00% , 08/20/24 - 05/15/30 .......... 5 5,333
8.50% , 10/15/24 - 02/15/25 .......... —
(b)
423
Uniform Mortgage-Backed Securities
2.00% , 10/25/53
(c)
................ 793 603,114
2.50% , 10/25/38
(c)
................ 154 135,688
3.00% , 03/01/43 - 06/01/44 .......... 3,369 2,886,086
3.50% , 10/25/38 - 10/25/53
(c)
......... 1,825 1,685,425
3.50% , 03/01/43 - 08/01/43 .......... 760 673,100
4.00% , 01/01/45 ................. 1,537 1,407,402
4.00% , 10/25/53
(c)
................ 30 26,707
5.00% , 07/01/34 - 07/01/35 .......... 701 686,412
5.00% , 10/25/53
(c)
................ 33 31,133
5.25% , 07/01/37 - 08/01/37 .......... 336 325,748
5.50% , 12/01/32 - 04/01/35 .......... 57 55,275
6.50% , 08/01/35 ................. 413 416,473
373,696,424
Total U.S. Government Sponsored Agency Securities — 130 .7%
(Cost: $ 455,442,207 ) ............................. 410,949,291
Total Long-Term Investments — 131.0%
(Cost: $ 456,381,615 ) ............................. 411,802,035
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23%
(e) (f)
................. 1,612,082 $ 1,612,082
Total Money Market Funds — 0 .5%
(Cost: $ 1,612,082 ) .............................. 1,612,082
Par (000)
Pa r (000)
U.S. Treasury Obligations — 27.8%
U.S. Treasury Bills
(g)
5.32% , 10/17/23 ................. USD 32,500 32,428,602
5.33% , 10/19/23 ................. 32,036 31,955,972
5.38% , 12/14/23 ................. 23,075 22,827,008
Total U.S. Treasury Obligations — 27 .8%
(Cost: $ 87,199,028 ) .............................. 87,211,582
Total Short-Term Securities — 28.3%
(Cost: $ 88,811,110 ) .............................. 88,823,664
Total Investments Before Options Written and TBA Sale
Commitments — 159 .3%
(Cost: $ 545,192,725 ) ............................. 500,625,699
Total Options Written — ( 0 .3 ) %
(Premium Received — $ (654,765) ) ................... (978,585)
TBA Sale Commitments
(c)
Mortgage-Backed Securities — ( 13 .1 ) %
Government National Mortgage Association
2.00% , 10/15/53 ................. (4,478) (3,539,544)
2.50% , 10/15/53 ................. (11,570) (9,455,455)
3.50% , 10/15/53 ................. (8,808) (7,714,944)
5.00% , 10/15/53 ................. (14,000) (13,266,094)
6.00% , 10/15/53 ................. (1,637) (1,622,037)
Uniform Mortgage-Backed Securities
3.00% , 10/25/53 ................. (3,256) (2,691,924)
3.50% , 10/25/53 ................. (764) (656,980)
4.00% , 10/25/53 ................. (1,542) (1,372,742)
5.00% , 10/25/53 ................. (750) (707,578)
Total TBA Sale Commitments — ( 13 .1 ) %
(Proceeds: $ (41,930,735) ) ......................... (41,027,298)
Total Investments Net of Options Written and TBA Sale
Commitments — 145 .9%
(Cost: $ 502,607,225 ) ............................. 458,619,816
Liabilities in Excess of Other Assets — (45.9) % ........... (144,335,890)
Net Assets — 100.0% ..............................
$ 314,283,926
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Represents or includes a TBA transaction.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)
Affiliate of the Fund.

Schedule of Investments
(continued)
September 30, 2023
BlackRock GNMA Portfolio
Schedules of Investments
19
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(f)
Annualized 7-day yield as of period end.
(g)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,533,765 $ 78,317
(a)
$ — $ — $ — $ 1,612,082 1,612,082 $ 95,552 $ —
— —
(a)
Represents net amount purchased (sold).

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock GNMA Portfolio
20
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 22 12/19/23 $ 2,454 $ (20,312)
U.S. Treasury 5-Year Note .................................................... 12 12/29/23 1,264 (2,110)
(22,422)
Short Contracts
3-mo. SOFR ............................................................. 4 12/19/23 946 8,068
U.S. Treasury 10-Year Note ................................................... 345 12/19/23 37,265 647,468
U.S. Treasury Long Bond ..................................................... 29 12/19/23 3,301 173,291
U.S. Treasury Ultra Bond ..................................................... 6 12/19/23 713 52,897
U.S. Treasury 2-Year Note .................................................... 32 12/29/23 6,486 19,512
3-mo. SOFR ............................................................. 4 03/19/24 946 16,785
3-mo. SOFR ............................................................. 4 06/18/24 946 1,695
919,716
$ 897,294
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 4.52% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 10/23/23 4 .52 % USD 9,700 $ (2,436)
10-Year Interest Rate Swap
(a)
4.04% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/26/24 4 .04 USD 2,550 (81,248)
10-Year Interest Rate Swap
(a)
4.08% Semi-Annual 1-day SOFR Annual Bank of America NA 09/30/24 4 .08 USD 2,550 (92,948)
(176,632)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.52% Semi-Annual Deutsche Bank AG 10/23/23 4 .52 USD 9,700 (78,164)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.41% Semi-Annual Deutsche Bank AG 11/17/23 3 .41 USD 12,700 (350,603)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Semi-Annual Deutsche Bank AG 12/11/23 4 .15 USD 12,800 (176,463)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.04% Semi-Annual
Goldman Sachs
International 09/26/24 4 .04 USD 2,550 (103,775)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.08% Semi-Annual Bank of America NA 09/30/24 4 .08 USD 2,550 (92,948)
(801,953)
$ (978,585)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.18% Annual 03/23/25 USD 7,500 $ (152,380) $ — $ (152,380)
1-day SOFR Annual 3.99% Annual 08/10/25 USD 8,500 (173,541) — (173,541)
1-day SOFR Annual 4.07% Annual 08/16/25 USD 8,500 (158,541) — (158,541)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 179 18,183 — 18,183
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (18,310) — (18,310)
0.56% Quarterly 1-day EFFR Quarterly 10/21/30 USD 41 9,459 — 9,459

Schedule of Investments
(continued)
September 30, 2023
BlackRock GNMA Portfolio
Schedules of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 $ (9,591) $ — $ (9,591)
$ (484,721) $ — $ (484,721)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ — $ 27,642 $ (512,363) $ —
Options Written ................................................... N/A N/A 60,394 (384,214) (978,585)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 919,716 $ — $ 919,716
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 27,642 — 27,642
$ — $ — $ — $ — $ 947,358 $ — $ 947,358
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 22,422 $ — $ 22,422
Options written
(b)
Options written at value ..................... — — — — 978,585 — 978,585
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 512,363 — 512,363
$ — $ — $ — $ — $ 1,513,370 $ — $ 1,513,370
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock GNMA Portfolio
22
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 1,793,197 $ — $ 1,793,197
Options written ........................ — — — — 2,059,278 — 2,059,278
Swaps .............................. — — — — (1,707,697) — (1,707,697)
$ — $ — $ — $ — $ 2,144,778 $ — $ 2,144,778
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (34,663) $ — $ (34,663)
Options written ........................ — — — — 1,058,717 — 1,058,717
Swaps .............................. — — — — (1,279,977) — (1,279,977)
$ — $ — $ — $ — $ (255,923) $ — $ (255,923)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 9,027,250
Average notional value of contracts — short ................................................................................. $ 42,337,021
Options
Average notional value of swaption contracts written ........................................................................... $ 52,475,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 12,869,665
Average notional value — receives fixed rate ................................................................................ $ 25,894,665
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 5,156 $ 77,869
Options
(a)
......................................................................................... — 978,585
Swaps — centrally cleared .............................................................................. 31,158 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 36,314 $ 1,056,454
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(36,314) (77,869)
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 978,585
(a)
Includes forward settling swaptions.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(a)
Net Amount of
Derivative
Liabilities
(b)
Bank of America NA .............................. $ 185,896 $ — $ — $ — $ 185,896
Deutsche Bank AG ............................... 607,666 — — (607,666) —
Goldman Sachs International ........................ 185,023 — — — 185,023
$ 978,585 $ — $ — $ (607,666) $ 370,919
(a)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(continued)
September 30, 2023
BlackRock GNMA Portfolio
Schedules of Investments
23
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 852,744 $ — $ 852,744
U.S. Government Sponsored Agency Securities .................... — 410,949,291 — 410,949,291
Short-Term Securities
Money Market Funds ...................................... 1,612,082 — — 1,612,082
U.S. Treasury Obligations ................................... — 87,211,582 — 87,211,582
Liabilities
Investments
TBA Sale Commitments .................................... — (41,027,298) — (41,027,298)
$ 1,612,082 $ 457,986,319 $ — $ 459,598,401
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 919,716 $ 27,642 $ — $ 947,358
Liabilities
Interest rate contracts ....................................... (22,422) (1,490,948) — (1,513,370)
$ 897,294 $ (1,463,306) $ — $ (566,012)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
U.S.
Government
Sponsored
Agency
Securities Total
Investments
Assets/Liabilities
Opening balance, as of September 30, 2022 .................................................................................... $ 4,709,456 $ 4,709,456
Transfers into Level 3 .................................................................................................. — —
Transfers out of Level 3
(a)
................................................................................................ (4,449,205) (4,449,205)
Accrued discounts/premiums .............................................................................................. 533 533
Net realized loss ...................................................................................................... (141,628) (141,628)
Net change in unrealized appreciation
(b) (c)
..................................................................................... 108,494 108,494
Purchases .......................................................................................................... — —
Sales ............................................................................................................. (227,650) (227,650)
Closing balance, as of September 30, 2023 ....................................................................................
$ — $ —
Net change in unrealized appreciation on investments still held at September 30, 2023
(c)
.......................................................
$ — $ —
(a)
As of September 30, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
September 30, 2023
BlackRock Impact Mortgage Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
GoodLeap Sustainable Home Solutions Trust,
Series 2023-1GS, Class A, 5.52%, 02/22/55 USD 191 $ 176,567
Mosaic Solar Loan Trust
Series 2019-2A, Class A, 2.88%, 09/20/40 88 75,049
Series 2022-3A, Class A, 6.10%, 06/20/53 868 853,352
Series 2023-1A, Class A, 5.32%, 06/20/53 322 304,644
Total Asset-Backed Securities — 0.4%
(Cost: $1,467,858) .............................. 1,409,612
Non-Agency Mortgage-Backed Securities
(b)
Commercial Mortgage-Backed Securities — 0.7%
(a)
BX Trust, Series 2021-VIEW, Class A, (1-mo.
CME Term SOFR + 1.39%), 6.73%,
06/15/36 ...................... 780 742,604
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.48%),
6.82%, 10/15/33 ............... 1,400 1,308,466
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 2.88%),
8.22%, 10/15/33 ............... 400 324,820
2,375,890
Interest Only Commercial Mortgage-Backed Securities — 0.9%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class XA, 1.07%,
05/15/53
(a)
..................... 989 44,871
BANK
Series 2020-BN29, Class XA, 1.44%,
11/15/53 .................... 2,723 184,111
Series 2021-BN33, Class XA, 1.17%,
05/15/64 .................... 9,617 508,623
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.73%,
10/15/53 .................... 10,956 746,438
Series 2020-B21, Class XA, 1.56%,
12/17/53
(a)
................... 2,711 189,951
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.70%,
11/15/51 .................... 2,910 62,289
Series 2019-C16, Class XA, 1.71%,
06/15/52 .................... 10,071 643,356
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.60%, 10/15/52 ...... 7,485 470,085
Wells Fargo Commercial Mortgage Trust,
Series 2021-C59, Class XA, 1.66%,
04/15/54 ...................... 2,455 186,628
3,036,352
Total Non-Agency Mortgage-Backed Securities — 1.6%
(Cost: $6,095,000) .............................. 5,412,242
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 693 625,806
Government National Mortgage
Association, Series 2016-123, Class LM,
3.00%, 09/20/46 ................. 500 392,263
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.69%, 07/20/39
(b)
............. 501 508,431
1,526,500
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 1.3%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series KSG4, Class
A2, 3.40%, 08/25/32
(b)
............. USD 5,000 $ 4,331,803
Interest Only Collateralized Mortgage Obligations — 1.8%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ...... 1,306 270,778
Series 2020-32, Class PI, 4.00%, 05/25/50 1,349 279,797
Government National Mortgage Association
Series 2020-115, Class IM, 3.50%, 08/20/50 1,547 256,822
Series 2020-146, Class DI, 2.50%, 10/20/50 2,238 297,812
Series 2020-149, Class IA, 2.50%, 10/20/50 15,072 2,033,396
Series 2020-175, Class DI, 2.50%, 11/20/50 742 96,618
Series 2020-185, Class MI, 2.50%, 12/20/50 2,727 362,881
Series 2021-159, Class IH, 3.00%, 09/20/51 8,124 1,263,587
Series 2022-127, Class IA, 3.50%, 03/20/52 6,880 1,213,695
6,075,386
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116, Class X1, 1.53%, 07/25/30 . 1,402 101,274
Series K119, Class X1, 1.02%, 09/25/30 . 2,351 115,656
Series K122, Class X1, 0.97%, 11/25/30 . 3,413 160,876
Government National Mortgage Association
Variable Rate Notes
Series 2005-9, 0.30%, 01/16/45 ....... 729 11
Series 2005-50, 0.31%, 06/16/45 ...... 1,361 6,444
Series 2006-30, 2.79%, 05/16/46 ...... 213 31
Series 2016-22, 0.72%, 11/16/55 ...... 12,941 306,897
Series 2016-151, 0.81%, 06/16/58 ..... 3,941 147,900
Series 2017-30, 0.59%, 08/16/58 ...... 2,117 53,370
Series 2017-61, 0.75%, 05/16/59 ...... 1,689 61,235
953,694
Mortgage-Backed Securities — 146.6%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 753 687,585
3.00%, 09/01/27 - 08/01/30 .......... 606 565,853
5.00%, 04/01/36 - 11/01/48 .......... 537 525,695
5.50%, 06/01/41 ................. 479 478,397
Federal National Mortgage Association,
3.50%, 11/01/46 ................. 797 694,868
Government National Mortgage Association
2.00%, 04/20/51 ................. 2,116 1,629,551
2.00%, 10/15/53
(c)
................ 23,522 18,592,724
2.50%, 02/20/51 - 01/20/52 .......... 15,896 12,851,280
2.50%, 10/15/53
(c)
................ 15,221 12,438,653
3.00%, 07/20/48 - 11/20/51 .......... 23,420 20,124,936
3.00%, 10/15/53
(c)
................ 108 91,168
3.50%, 01/20/41 - 02/20/52 .......... 47,769 42,015,254
3.50%, 10/15/53
(c)
................ 819 716,911
4.00%, 12/20/41 - 01/20/52 .......... 27,370 24,684,208
4.00%, 10/15/53
(c)
................ 107 96,396
4.50%, 03/15/47 - 05/20/50 .......... 1,976 1,833,312
4.50%, 10/15/53
(c)
................ 1,230 1,136,261
5.00%, 12/15/38 - 06/20/52 .......... 4,878 4,702,649
5.50%, 09/20/52 - 04/20/53 .......... 6,966 6,799,781
6.00%, 10/20/52 - 12/20/52 .......... 2,338 2,342,973
6.50%, 12/20/52 - 03/20/53 .......... 2,412 2,444,565
Uniform Mortgage-Backed Securities
1.50%, 10/25/38 - 10/25/53
(c)
......... 5,789 4,498,841
1.50%, 12/01/41 ................. 2,536 1,957,439
2.00%, 10/01/31 - 11/01/51 .......... 8,992 7,096,519
2.00%, 10/25/38 - 10/25/53
(c)
......... 68,659 54,336,314

Schedule of Investments
(continued)
September 30, 2023
BlackRock Impact Mortgage Fund
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50%, 04/01/30 - 02/01/52 .......... USD 10,288 $ 8,788,581
2.50%, 10/25/53
(c)
................ 23,683 18,795,248
3.00%, 04/01/28 - 08/01/52 .......... 24,735 20,836,130
3.00%, 10/25/53
(c)
................ 27,184 22,474,183
3.50%, 11/01/28 - 08/01/52 .......... 30,212 26,143,939
4.00%, 09/01/33 - 08/01/52
(d)
......... 71,898 64,051,754
4.50%, 02/01/25 - 09/01/52 .......... 59,484 54,792,932
4.50%, 10/25/53
(c)
................ 1,603 1,471,754
5.00%, 11/01/32 - 05/01/49 .......... 748 724,068
5.00%, 08/01/52 - 10/01/52
(e)
......... 50,204 47,495,903
5.00%, 10/25/53
(c)
................ 1,737 1,638,751
5.50%, 02/01/35 - 04/01/41 .......... 1,426 1,416,596
5.50%, 10/25/53
(c)
................ 9,440 9,122,796
6.00%, 04/01/35 - 06/01/41 .......... 1,339 1,354,781
6.50%, 05/01/40 ................. 295 302,804
6.50%, 10/25/53
(c)
................ 144 144,653
7.00%, 10/25/53
(c)
................ 156 159,236
503,056,242
Total U.S. Government Sponsored Agency Securities — 150.4%
(Cost: $563,815,617) ............................. 515,943,625
Total Long-Term Investments — 152.4%
(Cost: $571,378,475) ............................. 522,765,479
Shares
Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.23%
(f)(g)
................. 2,870,571 2,870,571
Total Short-Term Securities — 0.8%
(Cost: $2,870,571) .............................. 2,870,571
Total Options Purchased — 0.0%
( Cost: $157,407 ) ................................ 163,419
Total Investments Before Options Written and TBA Sale
Commitments — 153.2%
(Cost: $574,406,453 ) ............................. 525,799,469
Total Options Written — (0.3)%
(Premium Received — $(762,867)) ................... (1,143,334)
Par (000)
Pa r (000)
TBA Sale Commitments
(c)
Mortgage-Backed Securities — (40.2)%
Government National Mortgage Association,
5.00%, 10/15/53 ................. (661) (626,349)
Uniform Mortgage-Backed Securities
2.50% ,  10/25/38 ................. (6,382) (5,623,052)
3.00% ,  10/25/38 - 10/25/53 .......... (2,661) (2,321,420)
3.50% ,  10/25/38 - 10/25/53 .......... (14,235) (12,306,776)
4.00% ,  10/25/53 ................. (54,290) (48,330,920)
4.50% ,  10/25/53 ................. (33,296) (30,569,890)
5.00% ,  10/25/53 ................. (40,416) (38,129,970)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50% ,  10/25/53 ................. USD (144) $ (144,653)
Total TBA Sale Commitments — (40.2)%
(Proceeds: $(141,222,974)) ........................ (138,053,030)
Total Investments Net of Options Written and TBA Sale
Commitments — 112.7%
(Cost: $432,420,612 ) ............................. 386,603,105
Liabilities in Excess of Other Assets — (12.7)% ........... (43,460,606)
Net Assets — 100.0% ..............................
$ 343,142,499

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Impact Mortgage Fund
26
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Represents or includes a TBA transaction.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 4,244,707 $ — $ (1,374,136)
(a)
$ — $ — $ 2,870,571 2,870,571 $ 738,395 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Daiwa Capital Markets
America, Inc. ....... 5.46% 09/13/23 10/12/23   $ 36,483,627 $ 36,577,694
U.S. Government Sponsored
Agency Securities Up to 30 Days

Schedule of Investments
(continued)
September 30, 2023
BlackRock Impact Mortgage Fund
Schedules of Investments
27
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 128 12/19/23 $ 13,826 $ 164,998
U.S. Treasury 10-Year Ultra Note ............................................... 3 12/19/23 335 (2,301)
U.S. Treasury Long Bond ..................................................... 38 12/19/23 4,326 196,861
U.S. Treasury 2-Year Note .................................................... 62 12/29/23 12,567 35,963
U.S. Treasury 5-Year Note .................................................... 69 12/29/23 7,268 (21,531)
$ 373,990
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
Goldman Sachs
International 09/29/25 4.00 % USD 52 $ 2,225
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.24% Semi-Annual Barclays Bank plc 06/15/26 3.24 USD 66 1,552
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.21% Semi-Annual Barclays Bank plc 07/20/26 3.21 USD 94 2,204
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.23% Semi-Annual Barclays Bank plc 07/20/26 3.23 USD 181 4,291
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.58% Semi-Annual Barclays Bank plc 08/03/26 3.58 USD 144 4,762
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.63% Semi-Annual Barclays Bank plc 08/11/26 3.63 USD 221 7,622
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.77% Semi-Annual
Goldman Sachs
International 09/08/26 3.77 USD 205 8,046
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Semi-Annual Citibank NA 09/28/26 4.15 USD 142 7,510
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.07% Semi-Annual
Goldman Sachs
International 09/28/26 4.07 USD 296 14,742
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Semi-Annual
Goldman Sachs
International 09/28/26 4.03 USD 118 5,714
58,668
Put
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/29/25 4.00 USD 52 2,710
10-Year Interest Rate Swap
(a)
3.24% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/15/26 3.24 USD 66 5,847
10-Year Interest Rate Swap
(a)
3.23% Semi-Annual 1-day SOFR Annual Barclays Bank plc 07/20/26 3.23 USD 181 16,272
10-Year Interest Rate Swap
(a)
3.21% Semi-Annual 1-day SOFR Annual Barclays Bank plc 07/20/26 3.21 USD 94 8,537
10-Year Interest Rate Swap
(a)
3.58% Semi-Annual 1-day SOFR Annual Barclays Bank plc 08/03/26 3.58 USD 144 10,618
10-Year Interest Rate Swap
(a)
3.63% Semi-Annual 1-day SOFR Annual Barclays Bank plc 08/11/26 3.63 USD 221 15,850
10-Year Interest Rate Swap
(a)
3.77% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/08/26 3.77 USD 205 13,703
10-Year Interest Rate Swap
(a)
4.15% Semi-Annual 1-day SOFR Annual Citibank NA 09/28/26 4.15 USD 142 7,658
10-Year Interest Rate Swap
(a)
4.03% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/28/26 4.03 USD 118 6,846
10-Year Interest Rate Swap
(a)
4.07% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/28/26 4.07 USD 296 16,710
104,751
$ 163,419
(a)
Forward settling swaption.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Impact Mortgage Fund
28
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 4.52% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 10/23/23 4.52 % USD 10,600 $ (2,662)
10-Year Interest Rate Swap
(a)
4.04% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/26/24 4.04 USD 2,800 (89,214)
10-Year Interest Rate Swap
(a)
4.08% Semi-Annual 1-day SOFR Annual Bank of America NA 09/30/24 4.08 USD 2,800 (102,060)
10-Year Interest Rate Swap
(a)
3.59% Semi-Annual 1-day SOFR Annual Bank of America NA 08/29/25 3.59 USD 105 (2,970)
10-Year Interest Rate Swap
(a)
4.17% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/28/26 4.17 USD 184 (9,929)
(206,835)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.52% Semi-Annual Deutsche Bank AG 10/23/23 4.52 USD 10,600 (85,416)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.41% Semi-Annual Deutsche Bank AG 11/17/23 3.41 USD 14,100 (389,252)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Semi-Annual Deutsche Bank AG 12/11/23 4.15 USD 16,600 (228,852)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.04% Semi-Annual
Goldman Sachs
International 09/26/24 4.04 USD 2,800 (113,949)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.08% Semi-Annual Bank of America NA 09/30/24 4.08 USD 2,800 (102,060)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.59% Semi-Annual Bank of America NA 08/29/25 3.59 USD 105 (7,175)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.17% Semi-Annual
JPMorgan Chase
Bank NA 09/28/26 4.17 USD 184 (9,795)
(936,499)
$ (1,143,334)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.18% Annual 03/23/25 USD 9,100 $ (184,887) $ — $ (184,887)
1-day SOFR Annual 3.99% Annual 08/10/25 USD 10,200 (208,249) — (208,249)
1-day SOFR Annual 4.07% Annual 08/16/25 USD 10,200 (190,249) — (190,249)
$ (583,385) $ — $ (583,385)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.32%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ — $ — $ (583,385) $ —
Options Written ................................................... N/A N/A 68,114 (448,581) (1,143,334)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Impact Mortgage Fund
Schedules of Investments
29
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 397,822 $ — $ 397,822
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — — 163,419 — 163,419
$ — $ — $ — $ — $ 561,241 $ — $ 561,241
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 23,832 $ — $ 23,832
Options written
(b)
Options written at value ..................... — — — — 1,143,334 — 1,143,334
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 583,385 — 583,385
$ — $ — $ — $ — $ 1,750,551 $ — $ 1,750,551
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (1,331,894) $ — $ (1,331,894)
Forward foreign currency exchange contracts .... — — — 3,019 — — 3,019
Options purchased
(a)
..................... — — — — (45,543) — (45,543)
Options written ........................ — — — — 2,791,936 — 2,791,936
Swaps .............................. — — — — (2,276,077) — (2,276,077)
$ — $ — $ — $ 3,019 $ (861,578) $ — $ (858,559)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 1,125,557 $ — $ 1,125,557
Forward foreign currency exchange contracts .... — — — (3,020) — — (3,020)
Options purchased
(b)
..................... — — — — 5,566 — 5,566
Options written ........................ — — — — 1,431,191 — 1,431,191
Swaps .............................. — — — — (1,627,454) — (1,627,454)
$ — $ — $ — $ (3,020) $ 934,860 $ — $ 931,840
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Impact Mortgage Fund
30
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 9,374,777
Average notional value of contracts — short ................................................................................. $ 39,769,051
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ —
(a)
Average amounts sold — in USD ........................................................................................ $ —
(a)
Options
Average notional value of swaption contracts purchased ......................................................................... $ 1,459,885
Average notional value of swaption contracts written ........................................................................... $ 67,630,331
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 18,625,000
Average notional value — receives fixed rate ................................................................................ $ 33,875,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 56,555
Options
(a)(b)
........................................................................................ 163,419 1,143,334
Swaps — centrally cleared .............................................................................. 37,604 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 201,023 $ 1,199,889
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(37,604) (56,555)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 163,419 $ 1,143,334
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Barclays Bank plc ................................ $ 77,555 $ — $ — $ — $ 77,555
Citibank NA .................................... 15,168 — — — 15,168
Goldman Sachs International ........................ 70,696 (70,696) — — —
$ 163,419 $ (70,696) $ — $ — $ 92,723
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(c)
Net Amount of
Derivative
Liabilities
(d)
Bank of America NA .............................. $ 214,265 $ — $ — $ — $ 214,265
Deutsche Bank AG ............................... 706,182 — — (607,000) 99,182
Goldman Sachs International ........................ 203,163 (70,696) — — 132,467
JPMorgan Chase Bank NA .......................... 19,724 — — — 19,724
$ 1,143,334 $ (70,696) $ — $ (607,000) $ 465,638
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Impact Mortgage Fund
Schedules of Investments
31
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,409,612 $ — $ 1,409,612
Non-Agency Mortgage-Backed Securities ........................ — 5,412,242 — 5,412,242
U.S. Government Sponsored Agency Securities .................... — 515,943,625 — 515,943,625
Short-Term Securities
Money Market Funds ...................................... 2,870,571 — — 2,870,571
Options Purchased
Interest rate contracts ...................................... — 163,419 — 163,419
Liabilities
Investments
TBA Sale Commitments .................................... — (138,053,030) — (138,053,030)
$ 2,870,571 $ 384,875,868 $ — $ 387,746,439
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 397,822 $ — $ — $ 397,822
Liabilities
Interest rate contracts ....................................... (23,832) (1,726,719) — (1,750,551)
$ 373,990 $ (1,726,719) $ — $ (1,352,729)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $36,577,694 are categorized as Level 2 within the fair value hierarchy.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
September 30, 2023
BlackRock Income Fund
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class D,
(3-mo. CME Term SOFR + 3.41%), 8.72%,
04/15/34
(a)(b)
.................... USD 1,000 $ 988,980
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR + 2.11%), 7.44%,
07/20/34
(a)(b)
.................... 1,000 978,633
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR + 1.42%), 6.75%,
07/20/34
(a)(b)
.................... 1,000 992,000
AIMCO CLO 14 Ltd., Series 2021-14A, Class A,
(3-mo. CME Term SOFR + 1.25%), 6.58%,
04/20/34
(a)(b)
.................... 4,000 3,955,356
Ajax Mortgage Loan Trust, Series 2019-E,
Class C, 0.00%, 09/25/59
(b)
.......... 17 27,814
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (3-mo. CME Term SOFR +
2.51%), 7.82%, 04/15/34
(a)(b)
......... 1,000 981,777
Apidos CLO XXIX, Series 2018-29A, Class B,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.51%, 07/25/30
(a)(b)
......... 1,000 979,699
Apidos CLO XXXVII, Series 2021-37A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 6.74%, 10/22/34
(a)(b)
......... 4,200 4,169,789
Ares XXXVII CLO Ltd., Series 2015-4A, Class
BR, (3-mo. CME Term SOFR at 1.80% Floor
+ 2.06%), 7.37%, 10/15/30
(a)(b)
........ 250 245,459
Ballyrock CLO 16 Ltd., Series 2021-16A, Class
A1, (3-mo. CME Term SOFR + 1.39%),
6.72%, 07/20/34
(a)(b)
............... 2,000 1,983,744
Ballyrock CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR + 3.41%), 8.79%,
11/20/30
(a)(b)
.................... 1,000 976,486
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (3-mo. CME Term SOFR at 2.10% Floor
+ 2.36%), 7.69%, 03/09/34
(a)(b)
........ 1,000 963,778
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (1-mo. CME
Term SOFR + 0.41%), 5.73%, 06/25/47
(a)
. 3,300 3,153,795
Benefit Street Partners CLO X Ltd., Series
2016-10A, Class BRR, (3-mo. CME Term
SOFR + 2.41%), 7.74%, 04/20/34
(a)(b)
... 1,250 1,228,832
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.74%,
10/15/34
(a)(b)
.................... 1,500 1,489,500
Canyon CLO Ltd.
(a)(b)
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.62%, 07/15/34 ............... 1,000 976,277
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR + 3.41%), 8.72%, 07/15/34 1,000 980,412
Series 2021-3A, Class B, (3-mo. CME Term
SOFR + 1.96%), 7.27%, 07/15/34 ... 2,000 1,959,400
Carlyle US CLO Ltd.
(a)(b)
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR + 2.56%), 7.89%, 10/20/32 1,000 989,402
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 6.71%,
04/15/34 .................... 2,810 2,791,618
Series 2021-3SA, Class A1, (3-mo. CME
Term SOFR + 1.32%), 6.63%, 04/15/34 700 697,550
CarVal CLO II Ltd.
(a)(b)
Series 2019-1A, Class ANR, (3-mo. CME
Term SOFR + 1.37%), 6.70%, 04/20/32 2,000 1,992,554
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR + 1.76%), 7.09%, 04/20/32 USD 950 $ 932,914
CarVal CLO VII-C Ltd., Series 2023-1A, Class
B1, (3-mo. CME Term SOFR + 2.75%),
8.08%, 01/20/35
(a)(b)
............... 1,500 1,501,200
Cedar Funding XII CLO Ltd., Series 2020-12A,
Class A1R, (3-mo. CME Term SOFR at
1.13% Floor + 1.39%), 6.74%, 10/25/34
(a)(b)
1,250 1,236,040
Cedar Funding XIV CLO Ltd., Series 2021-14A,
Class A, (3-mo. CME Term SOFR + 1.36%),
6.67%, 07/15/33
(a)(b)
............... 2,000 1,991,121
CIFC Funding 2019-II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR +
1.76%), 7.07%, 04/17/34
(a)(b)
......... 1,000 987,700
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class A1, (3-mo. CME Term SOFR +
1.37%), 6.72%, 04/25/33
(a)(b)
......... 2,000 1,994,151
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.52%, 10/18/30 ............... 500 487,819
Series 2013-4A, Class CRR, (3-mo. CME
Term SOFR + 2.16%), 7.52%, 04/27/31 1,000 986,690
Series 2015-4A, Class A1A2, (3-mo. CME
Term SOFR + 1.33%), 6.66%, 04/20/34 1,980 1,968,750
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR + 1.96%), 7.30%, 10/21/31 1,000 990,200
Series 2017-1A, Class D, (3-mo. CME Term
SOFR + 3.76%), 9.10%, 04/23/29 ... 1,000 990,399
Series 2019-1A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.69%, 04/20/32 ............... 1,250 1,206,468
Series 2021-7A, Class A1, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.74%,
01/23/35 .................... 4,000 3,958,828
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1R, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
6.71%, 04/20/32 ............... 4,000 3,990,000
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.64%, 04/20/32 ............... 1,000 986,165
Series 2021-1A, Class A, (3-mo. CME Term
SOFR + 1.36%), 6.71%, 04/22/34 ... 3,000 2,973,267
Series 2021-2A, Class B, (3-mo. CME Term
SOFR + 2.01%), 7.34%, 07/20/34 ... 1,000 985,600
Series 2021-2A, Class D, (3-mo. CME Term
SOFR + 3.31%), 8.64%, 07/20/34 ... 500 496,003
Series 2021-3A, Class A, (3-mo. CME Term
SOFR + 1.42%), 6.77%, 01/25/35 ... 3,250 3,229,977
Clover CLO Ltd.
(a)(b)
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR + 1.85%), 7.16%, 04/18/35 2,000 1,958,800
Series 2019-2A, Class AR, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.71%, 10/25/33 ............... 2,000 1,985,404
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.38%), 6.76%, 05/20/34
(a)(b)
........ 5,000 4,960,000
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (3-mo. CME Term SOFR at
1.85% Floor + 2.11%), 7.42%, 04/15/29
(a)(b)
1,000 985,158
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (3-mo. CME Term SOFR + 2.16%),
7.49%, 01/20/30
(a)(b)
............... 763 746,563

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO 15 Ltd., Series 2022-2A, Class
A1, (3-mo. CME Term SOFR + 1.34%),
6.69%, 04/22/35
(a)(b)
............... USD 3,000 $ 2,976,031
Elmwood CLO II Ltd., Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.74%, 04/20/34
(a)(b)
........ 2,000 1,992,136
Elmwood CLO IV Ltd., Series 2020-1A, Class
A, (3-mo. CME Term SOFR at 1.24% Floor +
1.50%), 6.81%, 04/15/33
(a)(b)
......... 1,900 1,894,300
Elmwood CLO V Ltd., Series 2020-2A, Class
AR, (3-mo. CME Term SOFR + 1.41%),
6.74%, 10/20/34
(a)(b)
............... 3,250 3,234,889
Elmwood CLO VII Ltd.
(a)(b)
Series 2020-4A, Class A, (3-mo. CME Term
SOFR at 1.39% Floor + 1.65%), 6.96%,
01/17/34 .................... 2,000 1,996,776
Series 2020-4A, Class AR, (3-mo. CME
Term SOFR + 1.63%), 0.00%, 01/17/34 2,000 2,000,000
Elmwood CLO VIII Ltd., Series 2021-1A, Class
A1, (3-mo. CME Term SOFR at 1.24% Floor
+ 1.50%), 6.83%, 01/20/34
(a)(b)
........ 3,100 3,097,776
Elmwood CLO XII Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR + 1.96%),
7.29%, 01/20/35
(a)(b)
............... 3,000 2,985,600
Flatiron CLO 19 Ltd., Series 2019-1A, Class
AR, (3-mo. CME Term SOFR at 1.08% Floor
+ 1.34%), 6.71%, 11/16/34
(a)(b)
........ 2,000 1,994,314
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor
+ 2.21%), 7.52%, 07/15/31
(a)(b)
........ 500 487,803
Generate CLO 6 Ltd.
(a)(b)
Series 6A, Class A1R, (3-mo. CME Term
SOFR + 1.46%), 6.81%, 01/22/35 ... 2,950 2,942,231
Series 6A, Class CR, (3-mo. CME Term
SOFR + 2.71%), 8.06%, 01/22/35 ... 1,500 1,498,354
Generate CLO 9 Ltd., Series 9A, Class D,
(3-mo. CME Term SOFR at 3.35% Floor +
3.61%), 8.94%, 10/20/34
(a)(b)
......... 1,000 950,162
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class A, (3-mo. CME
Term SOFR + 1.36%), 6.69%, 07/20/34
(a)(b)
1,510 1,499,751
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR + 1.58%), 6.91%, 01/20/34
(a)(b)
... 2,625 2,603,856
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class A1, (3-mo. CME Term
SOFR + 1.70%), 7.03%, 01/20/34
(a)(b)
... 3,000 3,014,038
Golub Capital Partners CLO 53B Ltd.
(a)(b)
Series 2021-53A, Class B, (3-mo. CME
Term SOFR + 2.06%), 7.39%, 07/20/34 1,500 1,495,950
Series 2021-53A, Class C, (3-mo. CME
Term SOFR + 2.31%), 7.64%, 07/20/34 1,000 974,594
Greene King Finance plc, Series B1,  (Sterling
Overnight Index Average + 1.92%), 7.12%,
12/15/34
(a)
..................... GBP 100 95,172
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR +
2.36%), 7.73%, 07/28/31
(a)(b)
......... USD 1,000 996,499
Gulf Stream Meridian 4 Ltd., Series 2021-
4A, Class A1, (3-mo. CME Term SOFR +
1.46%), 6.77%, 07/15/34
(a)(b)
......... 2,250 2,235,401
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
B1, (3-mo. CME Term SOFR + 2.41%),
7.78%, 11/30/32
(a)(b)
............... 1,500 1,497,600
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HalseyPoint CLO 4 Ltd.
(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term
SOFR + 1.48%), 6.81%, 04/20/34 ... USD 3,000 $ 2,971,258
Series 2021-4A, Class B, (3-mo. CME Term
SOFR + 2.01%), 7.34%, 04/20/34 ... 700 695,730
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 8.49%, 01/20/31
(a)(b)
.... 1,000 967,374
Invesco CLO Ltd., Series 2021-3A, Class A,
(3-mo. CME Term SOFR + 1.39%), 6.74%,
10/22/34
(a)(b)
.................... 2,172 2,158,163
KKR CLO 27 Ltd., Series 27A, Class DR,
(3-mo. CME Term SOFR + 3.25%), 8.56%,
10/15/32
(a)(b)
.................... 1,000 979,142
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(a)(b)
..... 1,191 1,114,467
Madison Park Funding XLVIII Ltd., Series 2021-
48A, Class A, (3-mo. CME Term SOFR +
1.41%), 6.73%, 04/19/33
(a)(b)
......... 1,000 996,822
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term SOFR
at 1.12% Floor + 1.38%), 6.69%, 07/17/34
(a)
(b)
........................... 3,000 2,981,400
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE6, Class A2, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.57%, 05/25/37
(a)
................ 2,245 1,863,457
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class CR2, (3-mo. CME Term SOFR at
2.00% Floor + 2.26%), 7.61%, 04/22/29
(a)(b)
1,000 988,876
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class DRR, (3-mo. CME Term SOFR +
3.21%), 8.52%, 07/15/34
(a)(b)
......... 1,150 1,115,824
Neuberger Berman CLO XXII Ltd., Series 2016-
22A, Class CR, (3-mo. CME Term SOFR at
2.20% Floor + 2.46%), 7.77%, 10/17/30
(a)(b)
1,000 977,457
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class C, (3-mo. CME
Term SOFR + 1.96%), 7.27%, 01/15/30
(a)(b)
1,000 975,981
Neuberger Berman Loan Advisers CLO 31
Ltd., Series 2019-31A, Class CR, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.54%, 04/20/31
(a)(b)
............... 1,000 984,432
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (3-mo. CME
Term SOFR + 1.60%), 6.92%, 01/19/33
(a)(b)
2,500 2,491,649
Neuberger Berman Loan Advisers CLO 37
Ltd., Series 2020-37A, Class CR, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.39%, 07/20/31
(a)(b)
............... 1,000 979,969
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.70%,
10/14/35
(a)(b)
.................... 3,000 2,980,533
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A, (3-mo. CME Term
SOFR + 1.30%), 6.61%, 04/14/35
(a)(b)
... 2,000 1,983,558
OCP CLO Ltd., Series 2014-5A, Class CR,
(3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 8.51%, 04/26/31
(a)(b)
......... 1,000 958,471
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (3-mo. CME Term
SOFR + 2.51%), 7.86%, 10/24/30
(a)(b)
... 1,000 974,747

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (3-mo. CME Term SOFR
at 1.75% Floor + 2.01%), 7.36%, 07/25/30
(a)
(b)
........................... USD 1,000 $ 971,582
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.94%,
01/20/35
(a)(b)
.................... 1,000 954,271
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class A, (3-mo. CME Term SOFR + 1.39%),
6.70%, 01/18/36
(a)(b)
............... 4,000 3,964,015
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (3-mo. LIBOR USD + 2.20%),
7.80%, 04/21/34
(a)(b)
............... 1,000 996,777
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR +
1.40%), 6.73%, 07/02/35
(a)(b)
......... 2,580 2,563,230
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. CME Term SOFR at
3.15% Floor + 3.41%), 8.74%, 07/20/34
(a)(b)
1,250 1,198,817
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class AR, (3-mo. CME Term SOFR +
1.30%), 6.62%, 02/24/37
(a)(b)
......... 3,250 3,216,286
OHA Credit Partners XI Ltd., Series 2015-
11A, Class DR, (3-mo. CME Term SOFR +
3.21%), 8.54%, 01/20/32
(a)(b)
......... 500 487,015
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. CME Term SOFR + 1.41%),
6.72%, 10/18/34
(a)(b)
............... 2,950 2,930,869
OHA Loan Funding Ltd., Series 2015-1A, Class
AR3, (3-mo. CME Term SOFR + 1.41%),
6.73%, 01/19/37
(a)(b)
............... 4,000 3,976,252
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(c)
.... 790 626,882
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.57%, 10/17/31 ............... 1,900 1,891,193
Series 2015-1A, Class A2R4, (3-mo. CME
Term SOFR + 1.96%), 7.34%, 05/21/34 2,500 2,475,000
Series 2015-1A, Class CR4, (3-mo. CME
Term SOFR + 3.11%), 8.49%, 05/21/34 1,000 979,071
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.63%, 11/14/34 ............... 1,000 981,657
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.68%, 11/14/34 ............... 1,000 983,973
Series 2020-3A, Class A1AR, (3-mo. CME
Term SOFR + 1.34%), 6.71%, 11/15/31 1,500 1,496,859
Series 2021-2A, Class A, (3-mo. CME Term
SOFR + 1.41%), 6.72%, 07/15/34 ... 3,000 2,980,437
Series 2021-3A, Class D, (3-mo. CME Term
SOFR + 3.21%), 8.52%, 01/15/35 ... 1,000 972,170
Series 2022-1A, Class D, (3-mo. CME Term
SOFR + 3.05%), 8.38%, 04/20/35 ... 2,000 1,914,422
Pikes Peak CLO 12 Ltd., Series 2023-12A,
Class A, (3-mo. CME Term SOFR + 2.10%),
7.04%, 04/20/36
(a)(b)
............... 4,000 4,032,042
Pikes Peak CLO 3, Series 2019-3A, Class
CRR, (3-mo. CME Term SOFR + 2.41%),
7.76%, 10/25/34
(a)(b)
............... 1,000 979,714
Pikes Peak CLO 7
(a)(b)
Series 2021-7A, Class C, (3-mo. CME Term
SOFR + 2.46%), 7.85%, 02/25/34 ... 1,000 983,708
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-7A, Class D, (3-mo. CME Term
SOFR + 3.66%), 9.05%, 02/25/34 ... USD 1,000 $ 965,392
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR + 2.01%), 7.37%,
10/27/34
(a)(b)
.................... 1,500 1,492,500
Post CLO Ltd., Series 2021-1A, Class A, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.77%, 10/15/34
(a)(b)
............... 1,500 1,484,540
PPM CLO Ltd., Series 2018-1A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.72%, 07/15/31
(a)(b)
......... 1,000 982,343
Progress Residential Trust, Series 2019-SFR4,
Class E, 3.44%, 10/17/36
(b)
.......... 3,000 2,891,099
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR + 3.26%), 8.57%,
01/15/35
(a)(b)
.................... 1,000 987,619
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR + 1.42%),
6.75%, 04/20/34
(a)(b)
............... 2,910 2,892,540
Regatta VII Funding Ltd., Series 2016-1A,
Class DR2, (3-mo. CME Term SOFR +
3.31%), 8.71%, 06/20/34
(a)(b)
......... 1,500 1,466,554
Regatta XII Funding Ltd., Series 2019-1A,
Class DR, (3-mo. CME Term SOFR +
3.36%), 8.67%, 10/15/32
(a)(b)
......... 1,000 985,000
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (3-mo. CME Term SOFR at 1.85%
Floor + 2.11%), 7.46%, 10/25/31
(a)(b)
.... 2,000 1,989,516
Regatta XVI Funding Ltd., Series 2019-2A,
Class C, (3-mo. CME Term SOFR + 2.96%),
8.27%, 01/15/33
(a)(b)
............... 1,000 996,241
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.67%,
01/15/34 .................... 2,000 1,990,000
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%), 7.02%,
01/15/34 .................... 1,100 1,088,890
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR + 3.31%),
8.64%, 01/20/35
(a)(b)
............... 1,000 974,986
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(3-mo. CME Term SOFR at 1.80% Floor +
3.51%), 8.82%, 01/18/34
(a)(b)
......... 1,000 975,782
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR + 2.36%), 7.69%, 04/20/34 1,000 979,349
Series 2018-2A, Class C, (3-mo. CME Term
SOFR + 2.46%), 7.79%, 10/20/31 ... 500 492,614
Series 2021-1A, Class C, (3-mo. CME Term
SOFR + 2.26%), 7.59%, 07/20/34 ... 1,000 972,064
Series 2021-2A, Class C, (3-mo. CME Term
SOFR + 2.36%), 7.69%, 07/20/34 ... 1,000 974,185
Series 2021-2A, Class D, (3-mo. CME Term
SOFR + 3.51%), 8.84%, 07/20/34 ... 1,000 982,994
RR 19 Ltd., Series 2021-19A, Class A1,
(3-mo. CME Term SOFR + 1.40%), 6.71%,
10/15/35
(a)(b)
.................... 1,750 1,740,397
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.72%, 07/15/35
(a)(b)
............... 2,375 2,358,443
Signal Peak CLO 8 Ltd.
(a)(b)
Series 2020-8A, Class A, (3-mo. CME Term
SOFR + 1.53%), 6.86%, 04/20/33 ... 5,600 5,565,840

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-8A, Class B, (3-mo. CME Term
SOFR + 1.91%), 7.24%, 04/20/33 ... USD 2,500 $ 2,454,637
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. CME Term SOFR + 1.50%),
6.83%, 01/20/34
(a)(b)
............... 1,000 993,802
Sixth Street CLO XX Ltd., Series 2021-20A,
Class A1, (3-mo. CME Term SOFR +
1.42%), 6.75%, 10/20/34
(a)(b)
......... 1,325 1,315,810
Sound Point CLO XXIX Ltd., Series 2021-
1A, Class C1, (3-mo. CME Term SOFR +
2.56%), 7.91%, 04/25/34
(a)(b)
......... 1,000 970,620
Southwick Park CLO LLC, Series 2019-4A,
Class CR, (3-mo. CME Term SOFR +
2.21%), 7.54%, 07/20/32
(a)(b)
......... 1,000 980,043
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (3-mo. CME Term SOFR +
4.01%), 9.32%, 01/16/32
(a)(b)
......... 1,750 1,724,100
Symphony CLO XXIV Ltd., Series 2020-24A,
Class A, (3-mo. CME Term SOFR at 1.20%
Floor + 1.46%), 6.81%, 01/23/32
(a)(b)
.... 1,500 1,495,706
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.75%, 10/23/34
(a)(b)
.... 3,000 2,971,882
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.64%, 04/20/34 ............... 1,000 972,056
Series 2020-1A, Class DRR, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
8.99%, 04/20/34 ............... 1,250 1,212,627
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR + 1.38%), 6.69%,
01/15/34
(a)(b)
.................... 2,000 1,991,792
TICP CLO X Ltd., Series 2018-10A, Class B,
(3-mo. CME Term SOFR + 1.73%), 7.06%,
04/20/31
(a)(b)
.................... 1,700 1,683,340
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class C, (3-mo. CME
Term SOFR + 2.41%), 7.74%, 10/20/31 600 595,050
Series 2018-11A, Class D, (3-mo. CME
Term SOFR + 3.31%), 8.64%, 10/20/31 1,050 1,035,840
TICP CLO XII Ltd., Series 2018-12A, Class BR,
(3-mo. CME Term SOFR + 1.91%), 7.22%,
07/15/34
(a)(b)
.................... 2,550 2,525,265
TICP CLO XIV Ltd., Series 2019-14A, Class
A2R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.24%, 10/20/32
(a)(b)
.... 2,815 2,791,636
TICP CLO XV Ltd., Series 2020-15A, Class C,
(3-mo. CME Term SOFR + 2.41%), 7.74%,
04/20/33
(a)(b)
.................... 1,000 993,644
Trimaran CAVU Ltd.
(a)(b)
Series 2021-2A, Class A, (3-mo. CME Term
SOFR + 1.48%), 6.83%, 10/25/34 ... 1,000 990,513
Series 2022-2A, Class A, (3-mo. CME Term
SOFR + 2.50%), 7.83%, 01/20/36 ... 2,500 2,502,885
Series 2022-2A, Class B1, (3-mo. CME
Term SOFR + 3.40%), 8.73%, 01/20/36 1,500 1,507,800
Webster Park CLO Ltd., Series 2015-1A, Class
BR, (3-mo. CME Term SOFR at 1.80% Floor
+ 2.06%), 7.39%, 07/20/30
(a)(b)
........ 500 484,835
Whitebox CLO I Ltd., Series 2019-1A, Class
ANAR, (3-mo. CME Term SOFR at 1.13%
Floor + 1.39%), 6.74%, 07/24/32
(a)(b)
.... 1,250 1,245,014
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.83%, 10/24/34
(a)(b)
.... USD 2,700 $ 2,678,184
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR + 1.48%),
6.79%, 10/15/34
(a)(b)
............... 4,100 4,065,150
Whitebox CLO IV Ltd., Series 2023-4A, Class
A1, (3-mo. CME Term SOFR + 2.15%),
6.93%, 04/20/36
(a)(b)
............... 1,500 1,504,168
Total Asset-Backed Securities — 25.9%
(Cost: $266,885,292) ............................. 269,106,144
Shares
Shares
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$276,327)
(d)(e)
................... 28,101 87,956
Chemicals — 0.0%
Element Solutions, Inc. ............... 1,528 29,964
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(d)
.......... 48,333 12,083
Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(d)(e)(f)
............. 1,227 —
Financial Services — 0.0%
Block, Inc., Class A
(d)
................ 390 17,261
Hotels, Restaurants & Leisure — 0.0%
Aramark ......................... 861 29,877
Carnival Corp.
(d)
.................... 2,808 38,526
Codere New Topco SA
(d)(f)(g)
............ 3,743 —
68,403
IT Services — 0.0%
Twilio, Inc., Class A
(d)
................ 122 7,141
Machinery — 0.0%
Ameriforge Group, Inc.
(d)
.............. 283 3
Media — 0.0%
Learfield Communications LLC, (Acquired
09/13/23, cost $52,062)
(d)(e)(f)
......... 4,144 153,328
Metals & Mining — 0.0%
Constellium SE, Class A
(d)
............. 5,317 96,770
Pharmaceuticals — 0.0%
Catalent, Inc.
(d)
.................... 1,629 74,168
Professional Services — 0.1%
NMG, Inc.
(d)
....................... 1,905 217,170
Software — 0.0%
Informatica, Inc., Class A
(d)
............ 2,345 49,409
Total Common Stocks — 0.1%
(Cost: $1,101,479) .............................. 813,656

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.4%
(b)
Bombardier, Inc.
7.50%, 03/15/25 ................. USD 221 $ 220,093
7.13%, 06/15/26 ................. 311 301,315
7.88%, 04/15/27 ................. 184 179,537
6.00%, 02/15/28 ................. 248 224,985
7.50%, 02/01/29 ................. 102 96,795
BWX Technologies, Inc.
4.13%, 06/30/28 ................. 13 11,493
4.13%, 04/15/29 ................. 136 119,000
Castlelake Aviation Finance DAC, 5.00%,
04/15/27 ..................... 9 8,220
Embraer Netherlands Finance BV, 7.00%,
07/28/30 ..................... 480 474,756
F-Brasile SpA, Series XR, 7.38%, 08/15/26 . 200 185,898
Rolls-Royce plc, 3.63%, 10/14/25 ....... 200 187,000
Spirit AeroSystems, Inc.
7.50%, 04/15/25 ................. 24 23,541
9.38%, 11/30/29 ................. 160 162,822
TransDigm, Inc.
6.25%, 03/15/26 ................. 1,066 1,047,431
6.75%, 08/15/28 ................. 575 566,081
6.88%, 12/15/30 ................. 52 50,988
Triumph Group, Inc., 9.00%, 03/15/28 .... 222 219,515
4,079,470
Air Freight & Logistics — 0.0%
Forward Air Corp., 9.50%, 10/15/31
(b)
..... 99 98,931
Automobile Components — 0.3%
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 286 283,847
6.25%, 05/15/26 ................. 200 195,689
8.50%, 05/15/27 ................. 1,713 1,708,086
6.75%, 05/15/28 ................. 170 165,962
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 78 73,125
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29 ..................... 126 108,527
Icahn Enterprises LP
6.25%, 05/15/26 ................. 28 26,013
5.25%, 05/15/27 ................. 106 93,172
4.38%, 02/01/29 ................. 226 180,723
SK On Co. Ltd., 5.38%, 05/11/26
(h)
...... 345 341,888
Tenneco, Inc., 8.00%, 11/17/28
(b)
....... 49 39,874
3,216,906
Automobiles — 0.7%
Ford Motor Co., 6.10%, 08/19/32 ....... 143 134,694
Hyundai Capital America
(h)
5.50%, 03/30/26 ................. 200 197,375
2.38%, 10/15/27 ................. 200 173,147
Kia Corp., 1.75%, 10/16/26
(h)
.......... 200 177,344
Mercedes-Benz Finance North America LLC,
5.25%, 11/29/27
(b)
............... 2,595 2,570,275
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/26
(h)
................ 75 75,550
6.95%, 09/15/26
(b)
................ 3,055 3,077,400
7.05%, 09/15/28
(h)
................ 125 124,979
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(h)
.. 400 344,997
6,875,761
Banks — 9.2%
ABQ Finance Ltd., 3.13%, 09/24/24
(h)
..... 350 339,710
Banco do Brasil SA, 6.25%, 04/18/30
(b)
.... 248 240,529
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(i)
........ 280 238,700
Security
Par (000)
Par (000) Value
Banks (continued)
Bangkok Bank PCL
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.73%),
5.00%
(a)(h)(i)
................... USD 200 $ 187,646
5.30%, 09/21/28
(b)
................ 605 594,443
5.50%, 09/21/33
(b)
................ 605 583,758
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a)(b)
......... 341 303,238
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.44%), 3.19%,
07/23/30 .................... 850 726,557
(1-day SOFR + 1.83%), 4.57%, 04/27/33
(j)
11,145 9,894,901
Bank of Communications Co. Ltd., 1.20%,
09/10/25
(h)
.................... 200 183,810
Barclays plc
(a)
(1-day SOFR + 1.88%), 6.50%, 09/13/27 10,700 10,671,614
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(i)
..................... 390 270,676
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(i)
..................... 8,115 7,282,739
BNP Paribas SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.35%), 8.50%
(a)(b)(i)
.............. 11,035 10,795,790
CBQ Finance Ltd., 2.00%, 05/12/26
(h)
..... 250 225,565
China Construction Bank Corp., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.15%), 2.45%, 06/24/30
(a)(h)
.. 200 188,550
Citigroup, Inc.
4.30%, 11/20/26 ................. 500 474,057
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.21%),
7.63%
(a)(i)
.................... 60 58,536
(1-day SOFR + 2.66%), 6.17%, 05/25/34
(a)
2,985 2,852,535
First Abu Dhabi Bank PJSC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.70%), 6.32%, 04/04/34
(a)(h)
.. 200 199,750
ING Groep NV
(a)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.86%),
3.88%
(i)
..................... 4,025 2,903,961
(1-day SOFR + 1.56%), 6.08%, 09/11/27 7,875 7,840,004
JPMorgan Chase & Co.
3.63%, 12/01/27 ................. 300 276,413
(1-day SOFR + 2.58%), 5.72%, 09/14/33
(a)
9,555 9,185,039
Series W, (3-mo. CME Term SOFR +
1.26%), 6.63%, 05/15/47
(a)
........ 1,000 861,414
Kookmin Bank, 1.75%, 05/04/25
(h)
....... 500 468,885
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.08%), 8.13%, 10/31/82
(a)
... 6,243 6,210,873
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
............... 15,305 15,138,517
Wells Fargo & Co.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.63%
(a)(i)
.................... 115 115,939
(1-day SOFR + 2.10%), 4.90%, 07/25/33
(a)
6,713 6,075,267
5.38%, 11/02/43 ................. 500 433,498
Woori Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.66%),
4.25%
(a)(h)(i)
................... 200 192,412
96,015,326

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 4.60%,
04/15/48 ..................... USD 545 $ 460,638
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 498 343,620
804,258
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 200 154,450
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 71 55,556
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(b)
.................... 58 48,799
JD.com, Inc., 3.88%, 04/29/26 ......... 300 285,585
LCM Investments Holdings II LLC, 8.25%,
08/01/31
(b)
.................... 68 66,057
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 49 43,929
4.13%, 08/01/30 ................. 51 42,083
3.63%, 10/01/31 ................. 49 38,667
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 21 19,700
754,826
Building Products — 0.1%
(b)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 118 110,233
6.38%, 06/15/30 ................. 90 86,441
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 75 72,349
JELD-WEN, Inc., 4.63%, 12/15/25 ...... 65 62,411
Masonite International Corp., 3.50%, 02/15/30 81 65,814
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 39 34,993
9.75%, 07/15/28 ................. 66 65,175
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ..................... 182 168,070
Standard Industries, Inc.
5.00%, 02/15/27 ................. 98 90,841
4.75%, 01/15/28 ................. 14 12,628
4.38%, 07/15/30 ................. 87 72,053
3.38%, 01/15/31 ................. 23 17,779
Summit Materials LLC, 5.25%, 01/15/29 ... 14 12,712
871,499
Capital Markets — 2.4%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 88 88,539
Amipeace Ltd., 1.50%, 10/22/25
(h)
....... 200 183,504
Ares Capital Corp., 7.00%, 01/15/27 ..... 40 40,000
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 32 32,049
3.25%, 03/15/27 ................. 85 73,834
Blue Owl Capital Corp., 3.40%, 07/15/26 .. 72 64,552
Blue Owl Credit Income Corp.
5.50%, 03/21/25 ................. 60 58,038
3.13%, 09/23/26 ................. 49 43,071
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(h)
............... 200 169,632
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 30 26,229
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 222,429
Gaci First Investment Co., 4.88%, 02/14/35
(h)
250 226,285
Huarong Finance II Co. Ltd., 5.00%, 11/19/25
(h)
200 179,500
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
... 6,830 6,700,989
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
. 453 413,295
Morgan Stanley, (1-day SOFR + 0.88%),
1.59%, 05/04/27
(a)
............... 4,373 3,892,321
Northern Trust Corp., 6.13%, 11/02/32 .... 41 40,484
Security
Par (000)
Par (000) Value
Capital Markets (continued)
SURA Asset Management SA
(h)
4.88%, 04/17/24 ................. USD 400 $ 393,550
4.88%, 04/17/24 ................. 1,318 1,296,747
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 4.49%,
05/12/26 .................... 5,085 4,925,087
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.33%,
12/22/27 .................... 5,700 5,690,846
24,760,981
Chemicals — 0.6%
Ashland, Inc., 3.38%, 09/01/31
(b)
........ 90 69,987
Avient Corp., 7.13%, 08/01/30
(b)
........ 116 113,957
Axalta Coating Systems LLC, 3.38%,
02/15/29
(b)
.................... 212 176,509
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
... 473 283,843
Braskem Netherlands Finance BV
4.50%, 01/31/30
(h)
................ 351 284,398
8.50%, 01/12/31
(b)
................ 455 449,597
7.25%, 02/13/33
(b)
................ 579 531,290
Celanese US Holdings LLC
6.35%, 11/15/28 ................. 41 40,485
6.55%, 11/15/30 ................. 39 38,167
6.70%, 11/15/33 ................. 54 52,564
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 59 51,206
4.63%, 11/15/29 ................. 36 28,960
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 500 431,494
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 183 178,331
GC Treasury Center Co. Ltd., 4.40%,
03/30/32
(h)
.................... 200 170,364
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 155,293
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 129 121,834
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
295 215,350
MEGlobal BV
2.63%, 04/28/28
(h)
................ 335 288,914
2.63%, 04/28/28
(b)
................ 670 577,828
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
70 64,204
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 127 124,776
Olympus Water US Holding Corp., 9.75%,
11/15/28
(b)
.................... 208 207,550
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48
(h)
.................... 360 277,355
Sasol Financing USA LLC
4.38%, 09/18/26 ................. 200 176,666
6.50%, 09/27/28 ................. 227 202,205
8.75%, 05/03/29
(b)
................ 358 343,333
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 46 35,146
4.38%, 02/01/32 ................. 29 21,770
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 125 100,179
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 144 132,111
5.63%, 08/15/29 ................. 237 191,674
7.38%, 03/01/31 ................. 13 12,603
6,149,943
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The)
(b)
4.13%, 08/01/29 ................. 10 8,455
4.88%, 07/15/32 ................. 18 15,030
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 505 478,508

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
9.75%, 07/15/27 ................. USD 1,229 $ 1,099,235
4.63%, 06/01/28 ................. 200 166,039
6.00%, 06/01/29 ................. 217 161,771
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 145 121,850
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 13 12,483
5.75%, 07/15/29 ................. 111 93,531
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 24 23,590
6.38%, 05/01/25 ................. 160 162,550
5.00%, 02/01/28 ................. 74 68,438
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 56 54,893
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 61 57,483
6.38%, 02/01/31 ................. 63 61,259
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 117 95,987
5.00%, 09/01/30 ................. 14 11,172
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 67 61,309
9.50%, 11/01/27 ................. 26 24,859
7.75%, 02/15/28 ................. 120 117,648
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 6 5,766
3.75%, 08/01/25 ................. 60 56,873
5.13%, 12/15/26 ................. 112 106,690
4.00%, 08/01/28 ................. 140 122,327
3.50%, 09/01/28 ................. 36 30,993
4.75%, 06/15/29 ................. 107 95,113
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 102 99,960
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 124 99,850
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 200 181,062
NongHyup Bank, 4.00%, 01/06/26
(h)
..... 250 240,840
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 49 48,666
5.75%, 04/15/26 ................. 25 24,254
6.25%, 01/15/28 ................. 114 105,583
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 12 10,348
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 184 171,815
Williams Scotsman, Inc., 7.38%, 10/01/31
(b)
. 105 104,427
4,400,657
Communications Equipment — 0.0%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 82 78,060
CommScope, Inc., 4.75%, 09/01/29 ...... 150 110,332
Viasat, Inc.
5.63%, 09/15/25 ................. 128 118,240
5.63%, 04/15/27 ................. 168 145,549
7.50%, 05/30/31 ................. 14 9,247
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 68 55,277
516,705
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 338 327,184
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 134 116,942
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
.................... 422 422,650
China Railway Xunjie Co. Ltd., 3.25%,
07/28/26
(h)
.................... 240 224,597
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 97 83,905
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27
(h)
............... 400 355,804
HTA Group Ltd., 7.00%, 12/18/25
(b)
...... 561 539,699
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 29 $ 26,079
2,096,860
Consumer Finance — 1.6%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 400 403,854
American Express Co., 5.85%, 11/05/27 ... 7,215 7,267,078
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31%, 06/08/29 7,090 6,929,036
(1-day SOFR + 2.86%), 6.38%, 06/08/34 40 37,748
CMB International Leasing Management Ltd.,
3.00%, 07/03/24
(h)
............... 300 292,821
DAE Funding LLC, 2.63%, 03/20/25
(h)
.... 200 187,820
Ford Motor Credit Co. LLC
4.39%, 01/08/26 ................. 500 471,915
6.80%, 05/12/28 ................. 208 207,759
7.35%, 03/06/30 ................. 541 547,859
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(k)
...... 139 132,290
Macquarie Airfinance Holdings Ltd.
(b)
8.38%, 05/01/28 ................. 42 42,578
8.13%, 03/30/29 ................. 49 49,066
Navient Corp.
6.13%, 03/25/24 ................. 43 42,770
5.88%, 10/25/24 ................. 13 12,795
9.38%, 07/25/30 ................. 58 57,202
OneMain Finance Corp.
6.88%, 03/15/25 ................. 70 69,445
7.13%, 03/15/26 ................. 83 81,289
6.63%, 01/15/28 ................. 94 86,731
9.00%, 01/15/29 ................. 16 15,948
5.38%, 11/15/29 ................. 36 30,150
4.00%, 09/15/30 ................. 84 63,030
SLM Corp., 3.13%, 11/02/26 .......... 126 109,292
17,138,476
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 60 55,576
4.63%, 01/15/27 ................. 24 22,661
6.50%, 02/15/28 ................. 89 87,965
3.50%, 03/15/29 ................. 114 97,195
4.88%, 02/15/30 ................. 148 133,352
CK Hutchison International 20 Ltd., 2.50%,
05/08/30
(h)
.................... 200 164,104
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 122 105,388
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
39 29,730
US Foods, Inc.
(b)
6.88%, 09/15/28 ................. 53 52,889
4.75%, 02/15/29 ................. 78 69,714
4.63%, 06/01/30 ................. 14 12,163
7.25%, 01/15/32 ................. 63 62,936
893,673
Containers & Packaging — 0.3%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 287 216,540
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 351 337,300
4.00%, 09/01/29 ................. 270 211,294
Ardagh Packaging Finance plc, 5.25%,
04/30/25
(b)
.................... 200 194,950
Ball Corp.
6.00%, 06/15/29 ................. 80 77,665
3.13%, 09/15/31 ................. 70 54,816
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 159 147,836
8.75%, 04/15/30 ................. 155 132,937

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Crown Americas LLC, 4.75%, 02/01/26 ... USD 75 $ 72,035
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. 23 21,681
3.50%, 03/01/29 ................. 82 69,219
LABL, Inc.
(b)
5.88%, 11/01/28 ................. 139 124,783
9.50%, 11/01/28 ................. 91 93,275
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 806 777,577
9.25%, 04/15/27 ................. 34 29,719
Owens-Brockway Glass Container, Inc.
(b)
6.63%, 05/13/27 ................. 15 14,623
7.25%, 05/15/31 ................. 91 88,953
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................. 77 68,707
6.13%, 02/01/28 ................. 52 50,363
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
41 42,845
Trivium Packaging Finance BV
(b)(c)
5.50%, 08/15/26 ................. 367 342,203
8.50%, 08/15/27 ................. 200 182,777
3,352,098
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 34 28,333
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 114 108,269
Resideo Funding, Inc., 4.00%, 09/01/29 ... 21 17,253
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 30 29,931
183,786
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 48 46,320
Service Corp. International, 4.00%, 05/15/31 140 114,938
Sotheby's
(b)
7.38%, 10/15/27 ................. 264 242,990
5.88%, 06/01/29 ................. 208 166,920
571,168
Diversified REITs — 0.7%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 68 52,649
GLP Capital LP, 3.25%, 01/15/32 ....... 1,654 1,283,651
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 114 101,327
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 129 106,029
MPT Operating Partnership LP, 2.50%,
03/24/26 ..................... GBP 100 92,420
RHP Hotel Properties LP, 7.25%, 07/15/28
(b)
USD 86 84,494
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 370 353,232
VICI Properties LP
4.63%, 12/01/29
(b)
................ 158 140,154
5.13%, 05/15/32 ................. 5,900 5,280,932
7,494,888
Diversified Telecommunication Services — 1.8%
Altice France Holding SA, 10.50%, 05/15/27
(b)
1,000 623,681
Altice France SA, 8.13%, 02/01/27
(b)
..... 360 319,247
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. 59 54,971
5.38%, 06/01/29 ................. 258 231,480
6.38%, 09/01/29 ................. 190 177,168
4.75%, 03/01/30 ................. 196 164,533
7.38%, 03/01/31 ................. 409 395,024
4.25%, 01/15/34 ................. 100 73,628
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 9 8,185
5.00%, 05/01/28 ................. 190 162,226
8.75%, 05/15/30 ................. 332 315,226
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
IHS Holding Ltd., 5.63%, 11/29/26
(h)
...... USD 230 $ 188,885
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 233 218,907
7.00%, 10/15/28 ................. 200 182,055
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 20 18,728
4.63%, 09/15/27 ................. 276 198,490
3.63%, 01/15/29 ................. 26 14,560
10.50%, 05/15/30 ................ 361 363,378
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
127 83,623
Network i2i Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.27%), 5.65%
(a)(h)(i)
.............. 329 318,778
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 218 189,022
6.00%, 09/30/34 ................. 8 6,670
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 244 238,986
Verizon Communications, Inc.
2.10%, 03/22/28 ................. 7,289 6,260,815
3.88%, 02/08/29 ................. 325 297,618
4.50%, 08/10/33 ................. 500 445,172
2.99%, 10/30/56 ................. 10,751 5,967,816
Virgin Media Secured Finance plc, 4.50%,
08/15/30
(b)
.................... 200 165,220
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 639 474,065
6.13%, 03/01/28 ................. 176 113,119
18,271,276
Electric Utilities — 1.3%
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)
............... 335 284,557
Alexander Funding Trust II, 7.47%, 07/31/28
(b)
100 100,131
Clearway Energy Operating LLC, 3.75%,
02/15/31
(b)
.................... 6 4,733
Continuum Energy Aura Pte. Ltd.
9.50%, 02/24/27
(b)
................ 302 300,112
9.50%, 02/24/27
(h)
................ 200 198,750
Diamond II Ltd., 7.95%, 07/28/26
(b)
...... 255 250,318
Duke Energy Florida LLC, 5.95%, 11/15/52 . 2,620 2,573,255
Engie Energia Chile SA, 3.40%, 01/28/30
(h)
. 363 299,050
India Green Power Holdings, 4.00%, 02/22/27
(h)
190 166,115
Inkia Energy Ltd., 5.88%, 11/09/27
(h)
..... 200 191,000
LLPL Capital Pte. Ltd., 6.88%, 02/04/39
(h)
.. 161 142,877
Minejesa Capital BV, 4.63%, 08/10/30
(h)
... 200 178,344
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 ................. 124 121,357
4.25%, 09/15/24 ................. 2 1,915
3.88%, 10/15/26 ................. 10 9,054
NRG Energy, Inc., 7.00%, 03/15/33
(b)
..... 65 62,801
Pacific Gas & Electric Co., 4.20%, 06/01/41 . 4,040 2,838,097
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 84 72,954
Southern California Edison Co., 5.88%,
12/01/53 ..................... 5,500 5,168,798
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(h)
.................... 200 170,090
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(h)
............... 203 194,335
State Grid Overseas Investment BVI Ltd.,
1.13%, 09/08/26
(h)
............... 200 176,216
Texas Competitive Electric Holdings Co. LLC,
0.00%, 12/31/49
(d)(f)(l)
............. 815 —
Three Gorges Finance I Cayman Islands Ltd.,
3.15%, 06/02/26
(h)
............... 200 188,104

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 ................. USD 8 $ 7,629
5.00%, 07/31/27 ................. 8 7,355
7.75%, 10/15/31 ................. 88 86,684
6.95%, 10/15/33 ................. 55 53,946
13,848,577
Electrical Equipment — 0.1%
(b)
Regal Rexnord Corp.
6.05%, 04/15/28 ................. 90 87,540
6.30%, 02/15/30 ................. 60 57,959
6.40%, 04/15/33 ................. 68 65,498
Sensata Technologies BV
5.63%, 11/01/24 ................. 50 49,420
5.00%, 10/01/25 ................. 42 40,716
5.88%, 09/01/30 ................. 200 186,325
Vertiv Group Corp., 4.13%, 11/15/28 ..... 202 177,560
665,018
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ....... 110 95,374
Sensata Technologies, Inc., 4.38%, 02/15/30 79 68,217
163,591
Energy Equipment & Services — 0.4%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 184 177,991
6.25%, 04/01/28 ................. 35 32,586
EDO Sukuk Ltd., 5.88%, 09/21/33
(b)
...... 815 804,812
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 125 123,437
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 165 159,431
7.50%, 01/15/28 ................. 185 171,031
Nabors Industries, Inc., 5.75%, 02/01/25 ... 84 82,215
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.. 123 124,609
Oceaneering International, Inc., 6.00%,
02/01/28
(b)
.................... 19 17,899
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 30 30,108
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 14 13,261
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
. 35 35,000
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 34 34,595
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 150 146,598
11.50%, 01/30/27 ................ 158 165,702
8.00%, 02/01/27 ................. 58 55,825
8.75%, 02/15/30 ................. 181 185,533
USA Compression Partners LP
6.88%, 04/01/26 ................. 38 37,223
6.88%, 09/01/27 ................. 211 204,554
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 195 195,146
Venture Global LNG, Inc.
(b)
8.13%, 06/01/28 ................. 294 291,102
8.38%, 06/01/31 ................. 481 472,853
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 61 61,006
8.63%, 04/30/30 ................. 73 73,559
3,696,076
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 133 87,688
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 17 16,703
5.63%, 03/15/26 ................. 7 6,721
6.50%, 05/15/27 ................. 193 190,296
4.75%, 10/15/27 ................. 52 47,612
Security
Par (000)
Par (000) Value
Entertainment (continued)
3.75%, 01/15/28 ................. USD 245 $ 216,213
Playtika Holding Corp., 4.25%, 03/15/29 ... 22 18,370
583,603
Financial Services — 1.2%
Banco Votorantim SA, 4.50%, 09/24/24
(h)
.. 313 305,065
Block, Inc.
2.75%, 06/01/26 ................. 166 149,300
3.50%, 06/01/31 ................. 296 232,526
Blue Owl Credit Income Corp., 7.75%, 09/16/27 59 58,526
China Cinda 2020 I Management Ltd., 3.25%,
01/28/27
(h)
.................... 300 271,278
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 140 137,887
Freedom Mortgage Corp.
(b)
12.00%, 10/01/28 ................ 26 26,438
12.25%, 10/01/30 ................ 27 27,598
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................. 17 16,830
8.00%, 06/15/28 ................. 17 16,967
Global Payments, Inc., 2.15%, 01/15/27 ... 8,745 7,709,797
JIC Zhixin Ltd., 1.50%, 08/27/25
(h)
....... 200 184,060
Kodit Global Co. Ltd., Series 2023-1, 4.95%,
05/25/26
(h)
.................... 200 196,130
MGIC Investment Corp., 5.25%, 08/15/28 .. 157 146,201
Nationstar Mortgage Holdings, Inc.
(b)
5.00%, 02/01/26 ................. 359 335,340
5.75%, 11/15/31 ................. 120 99,267
Permian Resources Operating LLC, 7.00%,
01/15/32
(b)
.................... 49 48,324
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ................. 269 236,906
3.88%, 03/01/31 ................. 29 23,124
4.00%, 10/15/33 ................. 23 17,369
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 205 193,286
Swire Pacific MTN Financing Ltd., 3.88%,
09/21/25
(h)
.................... 200 192,400
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 1,704 1,704,297
12,328,916
Food Products — 0.3%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
..... 31 31,042
BRF SA, 4.88%, 01/24/30
(h)
........... 247 199,144
China Mengniu Dairy Co. Ltd., 1.88%,
06/17/25
(h)
.................... 200 186,146
Chobani LLC
(b)
7.50%, 04/15/25 ................. 1,350 1,337,283
4.63%, 11/15/28 ................. 233 205,501
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 172 162,838
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 30 27,671
4.13%, 01/31/30 ................. 35 29,930
4.38%, 01/31/32 ................. 183 153,306
MHP Lux SA
(h)
6.95%, 04/03/26 ................. 274 189,060
6.25%, 09/19/29 ................. 226 140,120
Minerva Luxembourg SA, 8.88%, 09/13/33
(b)
455 450,905
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 18 16,317
4.50%, 09/15/31 ................. 5 4,161
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 77 63,165
3,196,589
Gas Utilities — 0.0%
(b)
AmeriGas Partners LP, 9.38%, 06/01/28 ... 95 96,306
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28 ................ 71 71,621
Promigas SA ESP, 3.75%, 10/16/29 ...... 245 201,513

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Suburban Propane Partners LP, 5.00%,
06/01/31 ..................... USD 12 $ 10,017
379,457
Ground Transportation — 0.1%
Guangzhou Metro Investment Finance BVI Ltd.,
1.51%, 09/17/25
(h)
............... 200 183,164
Hertz Corp. (The), 5.00%, 12/01/29
(b)
..... 90 70,463
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 77 67,568
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 246 247,538
0.00%, 12/15/25
(m)(n)
.............. 103 96,090
8.00%, 11/01/26
(b)
................ 122 123,434
7.50%, 09/15/27
(b)
................ 159 160,320
6.25%, 01/15/28
(b)
................ 211 206,330
4.50%, 08/15/29
(b)
................ 47 42,011
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 39 34,905
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 103 104,137
1,335,960
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 168 153,162
3.88%, 11/01/29 ................. 146 124,782
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(b)
.................... 326 326,968
Embecta Corp., 6.75%, 02/15/30
(b)
...... 24 19,620
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 90 93,947
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 100 84,542
5.25%, 10/01/29 ................. 405 350,040
Teleflex, Inc., 4.63%, 11/15/27 ......... 8 7,340
1,160,401
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 55 51,148
5.00%, 04/15/29 ................. 60 53,946
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 35 30,210
5.13%, 03/01/30 ................. 29 22,457
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
112 94,080
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 1,000 953,071
5.63%, 03/15/27 ................. 181 155,246
6.00%, 01/15/29 ................. 55 44,417
5.25%, 05/15/30 ................. 150 114,027
4.75%, 02/15/31 ................. 125 88,465
Encompass Health Corp.
4.50%, 02/01/28 ................. 15 13,667
4.75%, 02/01/30 ................. 31 27,425
4.63%, 04/01/31 ................. 115 97,483
HCA, Inc., 3.50%, 07/15/51 ........... 11,531 7,200,974
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 131 112,840
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(b)
.................... 61 52,460
LifePoint Health, Inc.
9.88%, 08/15/30
(b)
................ 94 91,004
Class B, 11.00%, 10/15/30 .......... 107 107,000
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 143 135,930
Molina Healthcare, Inc., 3.88%, 05/15/32
(b)
. 195 156,387
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 148 127,835
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 13 12,020
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 23 22,267
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 10.00%,
04/15/27
(b)
.................... USD 702 $ 709,898
Tenet Healthcare Corp.
6.25%, 02/01/27 ................. 90 87,083
6.13%, 10/01/28 ................. 37 34,734
6.13%, 06/15/30 ................. 137 128,444
6.75%, 05/15/31
(b)
................ 393 379,037
11,103,555
Health Care REITs — 0.0%
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 102 72,243
3.50%, 03/15/31 ................. 149 93,046
165,289
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 119 108,290
4.50%, 02/15/29
(b)
................ 109 93,408
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.. 125 102,368
Service Properties Trust, 7.50%, 09/15/25 .. 42 41,262
345,328
Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 171 153,394
4.00%, 10/15/30 ................. 24 19,943
Aramark International Finance SARL, 3.13%,
04/01/25
(h)
.................... EUR 100 103,674
Boyd Gaming Corp., 4.75%, 12/01/27 .... USD 104 95,741
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 117 102,335
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 55 54,247
8.13%, 07/01/27 ................. 279 280,330
4.63%, 10/15/29 ................. 131 110,965
7.00%, 02/15/30 ................. 438 426,201
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 163 162,312
Carnival Corp.
(b)
7.63%, 03/01/26 ................. 72 70,041
5.75%, 03/01/27 ................. 189 171,087
9.88%, 08/01/27 ................. 100 104,393
4.00%, 08/01/28 ................. 110 95,378
6.00%, 05/01/29 ................. 222 189,362
7.00%, 08/15/29 ................. 45 44,371
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 552 591,892
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 49 46,867
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 239 215,917
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 149 145,899
6.50%, 10/01/28 ................. 31 29,307
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 98 93,413
4.75%, 01/15/28 ................. 60 54,122
6.75%, 05/01/31 ................. 153 144,585
Codere Finance 2 Luxembourg SA, 11.00%,
(11.00% Cash or 11.00% PIK), 09/30/26
(c)(h)(k)
EUR 5 3,556
Codere New Holdco SA, 7.50%, 11/30/27 .. 108 8,541
Expedia Group, Inc., 2.95%, 03/15/31 .... USD 572 460,829
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 58 49,155
6.75%, 01/15/30 ................. 25 20,378
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(b)
................ 53 51,236
4.88%, 01/15/30 ................. 166 151,073
3.63%, 02/15/32
(b)
................ 29 23,380

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. USD 32 $ 31,007
8.00%, 04/15/26 ................. 114 112,005
Light & Wonder International, Inc.
(b)
7.00%, 05/15/28 ................. 86 84,530
7.25%, 11/15/29 ................. 50 49,000
7.50%, 09/01/31 ................. 52 51,395
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 95 94,793
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
113 105,796
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
144 118,508
Meituan, 3.05%, 10/28/30
(h)
........... 200 155,000
Melco Resorts Finance Ltd.
5.25%, 04/26/26
(h)
................ 333 306,360
5.38%, 12/04/29
(b)
................ 200 164,342
MGM China Holdings Ltd., 5.38%, 05/15/24
(h)
300 294,814
MGM Resorts International, 5.75%, 06/15/25 23 22,465
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 59 50,231
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 104 96,017
8.38%, 02/01/28 ................. 37 37,532
7.75%, 02/15/29 ................. 31 28,772
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 68 60,010
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
. 43 43,000
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
.................... 128 94,400
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 63 58,984
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 11 11,612
5.50%, 08/31/26 ................. 55 51,914
5.38%, 07/15/27 ................. 49 45,350
11.63%, 08/15/27 ................ 107 116,084
5.50%, 04/01/28 ................. 18 16,506
8.25%, 01/15/29 ................. 49 50,565
9.25%, 01/15/29 ................. 52 54,935
7.25%, 01/15/30 ................. 102 101,091
Sands China Ltd., 5.65%, 08/08/28
(a)(c)
.... 260 243,912
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
.................... 12 10,350
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 184 172,754
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
77 76,805
Station Casinos LLC, 4.63%, 12/01/31
(b)
... 148 118,383
Studio City Co. Ltd., 7.00%, 02/15/27
(h)
.... 200 188,416
Sunny Express Enterprises Corp., 2.63%,
04/23/25
(h)
.................... 200 189,764
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 97 96,477
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 ................. 339 309,405
7.00%, 02/15/29 ................. 13 11,960
9.13%, 07/15/31 ................. 176 176,081
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 41 37,105
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 64 59,533
Wynn Macau Ltd.
4.88%, 10/01/24
(h)
................ 300 291,150
5.63%, 08/26/28
(h)
................ 333 287,212
5.63%, 08/26/28
(b)
................ 200 172,500
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 54 47,203
7.13%, 02/15/31 ................. 167 158,520
9,428,472
Security
Par (000)
Par (000) Value
Household Durables — 0.7%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. USD 54 $ 50,945
4.63%, 08/01/29 ................. 89 75,104
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 32 26,338
4.88%, 02/15/30 ................. 114 92,714
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
82 79,015
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
31 31,210
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 101 92,964
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 18 18,348
KB Home, 7.25%, 07/15/30 ........... 24 23,575
Mattamy Group Corp., 5.25%, 12/15/27
(b)
.. 118 107,691
Meritage Homes Corp., 5.13%, 06/06/27 ... 60 56,552
Newell Brands, Inc., 6.00%, 04/01/46
(a)(c)(j)
.. 8,142 6,033,377
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
169 108,109
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 3 2,852
5.13%, 08/01/30 ................. 79 69,026
Tempur Sealy International, Inc., 3.88%,
10/15/31
(b)
.................... 135 104,147
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 2 1,872
5.70%, 06/15/28 ................. 65 59,643
7,033,482
Household Products — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28 . 9 8,393
Spectrum Brands, Inc.
(b)
5.50%, 07/15/30 ................. 82 74,349
3.88%, 03/15/31 ................. 27 21,906
104,648
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 120 106,852
4.63%, 02/01/29 ................. 70 58,615
5.00%, 02/01/31 ................. 3 2,426
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 57 50,979
3.75%, 01/15/32 ................. 124 96,395
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
52 53,305
TransAlta Corp., 7.75%, 11/15/29 ....... 123 124,538
493,110
Industrial Conglomerates — 0.1%
CK Hutchison International 23 Ltd., 4.75%,
04/21/28
(h)
.................... 200 192,648
Emerald Debt Merger Sub LLC
(b)
6.38%, 12/15/30 ................. EUR 100 105,338
6.63%, 12/15/30 ................. USD 746 718,155
GEMS MENASA Cayman Ltd., 7.13%,
07/31/26
(b)
.................... 464 450,549
1,466,690
Insurance — 0.3%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 44 36,975
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 246 220,254
6.75%, 10/15/27 ................. 598 556,147
6.75%, 04/15/28 ................. 223 215,207
5.88%, 11/01/29 ................. 272 235,557
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 162 141,949
China Life Insurance Overseas Co. Ltd.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.23%), 5.35%,
08/15/33
(a)(h)
................... 200 195,582

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 98 $ 96,330
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 74 73,838
7.25%, 06/15/30 ................. 449 448,178
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 84 84,617
10.50%, 12/15/30 ................ 82 83,429
NFP Corp.
(b)
4.88%, 08/15/28 ................. 129 113,566
6.88%, 08/15/28 ................. 411 352,095
7.50%, 10/01/30 ................. 64 61,461
8.50%, 10/01/31 ................. 51 51,077
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 109 94,920
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.98%), 5.25%
(a)(h)(i)
........ 200 175,470
ZhongAn Online P&C Insurance Co. Ltd.,
3.13%, 07/16/25
(h)
............... 200 177,184
3,413,836
Interactive Media & Services — 0.1%
Baidu, Inc., 1.72%, 04/09/26 .......... 200 180,512
Tencent Holdings Ltd.
(h)
1.81%, 01/26/26 ................. 200 183,430
2.39%, 06/03/30 ................. 200 160,364
Weibo Corp., 3.50%, 07/05/24 ......... 400 390,444
914,750
IT Services — 0.2%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 261 214,672
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
135 114,032
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(b)
161 142,002
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 212 187,056
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 167,000
Central Parent LLC, 8.00%, 06/15/29
(b)
.... 121 120,552
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31
(b)
274 274,384
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 350 305,172
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 54 48,060
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 18 16,640
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 32 31,241
Twilio, Inc.
3.63%, 03/15/29 ................. 90 75,343
3.88%, 03/15/31 ................. 82 66,673
Wipro IT Services LLC, 1.50%, 06/23/26
(h)
.. 200 178,530
1,941,357
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
....... 24 24,180
Mattel, Inc.
6.20%, 10/01/40 ................. 79 70,363
5.45%, 11/01/41 ................. 6 4,949
99,492
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................ 78 69,949
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 76 73,949
PRA Health Sciences, Inc., 2.88%, 07/15/26 271 244,515
Star Parent, Inc., 9.00%, 10/01/30 ....... 239 241,510
629,923
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 108 101,791
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 233 234,277
9.50%, 01/01/31 ................. 30 31,884
Security
Par (000)
Par (000) Value
Machinery (continued)
CSSC Capital 2015 Ltd., 2.50%, 02/13/25
(h)
. USD 300 $ 285,618
EnPro Industries, Inc., 5.75%, 10/15/26 ... 126 120,802
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 76 72,010
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(k)
........ 167 165,333
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
68 59,222
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 144 88,117
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 153 131,605
Terex Corp., 5.00%, 05/15/29
(b)
........ 88 78,806
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,088 1,066,240
Titan International, Inc., 7.00%, 04/30/28 .. 54 50,469
TK Elevator Holdco GmbH
6.63%, 07/15/28
(h)
................ EUR 90 82,901
7.63%, 07/15/28
(b)
................ USD 223 202,981
TK Elevator Midco GmbH, 4.38%, 07/15/27
(h)
EUR 200 191,299
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 200 183,306
Wabash National Corp., 4.50%, 10/15/28
(b)
. 53 44,645
3,191,306
Media — 1.1%
Altice Financing SA
(b)
5.00%, 01/15/28 ................. 200 170,776
5.75%, 08/15/29 ................. 200 163,907
Cable One, Inc.
0.00%, 03/15/26
(m)(n)
.............. 49 40,082
1.13%, 03/15/28
(m)
............... 83 61,752
4.00%, 11/15/30
(b)
................ 146 111,223
Charter Communications Operating LLC
5.13%, 07/01/49
(j)
................ 1,000 728,966
3.70%, 04/01/51
(j)
................ 2,410 1,402,362
4.40%, 12/01/61 ................. 5,750 3,542,563
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 256 253,081
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 228 202,462
7.75%, 04/15/28 ................. 243 194,014
9.00%, 09/15/28 ................. 223 220,846
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 122 95,492
Comcast Corp.
3.75%, 04/01/40 ................. 910 704,926
4.05%, 11/01/52 ................. 260 192,807
2.94%, 11/01/56 ................. 448 254,610
CSC Holdings LLC
(b)
11.25%, 05/15/28 ................ 600 597,652
4.13%, 12/01/30 ................. 200 141,543
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 89 78,692
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 102 86,685
5.75%, 12/01/28
(b)
................ 64 49,200
5.13%, 06/01/29 ................. 58 32,154
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 279 281,083
GCI LLC, 4.75%, 10/15/28
(b)
.......... 104 89,700
Gray Television, Inc.
(b)
5.88%, 07/15/26 ................. 44 39,533
7.00%, 05/15/27 ................. 34 29,240
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 25 22,480
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 200 183,700
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 122 112,850
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 14 12,459
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 129 113,659

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
4.25%, 01/15/29 ................. USD 17 $ 13,490
4.63%, 03/15/30 ................. 42 33,017
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 80 60,773
6.50%, 09/15/28 ................. 354 185,850
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 97 60,147
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 23 20,499
5.00%, 08/01/27 ................. 274 250,271
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 111 89,632
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 17 16,108
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 180,000
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 34 33,138
6.63%, 06/01/27 ................. 43 40,047
8.00%, 08/15/28 ................. 92 89,194
7.38%, 06/30/30 ................. 52 47,523
11,330,188
Metals & Mining — 0.6%
ABJA Investment Co. Pte. Ltd.
(h)
5.95%, 07/31/24 ................. 213 211,828
5.45%, 01/24/28 ................. 200 195,112
AngloGold Ashanti Holdings plc, 3.38%,
11/01/28 ..................... 472 396,664
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
. 38 37,811
ATI, Inc.
5.88%, 12/01/27 ................. 23 21,792
7.25%, 08/15/30 ................. 137 135,973
5.13%, 10/01/31 ................. 160 138,457
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 372 367,551
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 31 29,898
7.63%, 03/15/30 ................. 95 95,119
Chinalco Capital Holdings Ltd., 2.13%,
06/03/26
(h)
.................... 300 272,418
Constellium SE
4.25%, 02/15/26
(h)
................ EUR 100 103,098
3.75%, 04/15/29
(b)
................ USD 392 328,463
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 148 127,745
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.. 615 583,420
Freeport-McMoRan, Inc., 5.45%, 03/15/43 . 260 221,675
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 23 20,083
4.50%, 06/01/31 ................. 175 138,623
Metinvest BV
(h)
8.50%, 04/23/26 ................. 324 228,420
7.65%, 10/01/27 ................. 226 148,030
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
. 10 10,100
Minmetals Bounteous Finance BVI Ltd., 4.20%,
07/27/26
(h)
.................... 200 191,704
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 144 134,422
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 269 240,243
4.75%, 01/30/30 ................. 88 76,160
3.88%, 08/15/31 ................. 266 212,423
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(h)
EUR 100 91,164
POSCO
(b)
5.75%, 01/17/28 ................. USD 365 362,733
5.88%, 01/17/33 ................. 200 198,570
POSCO Holdings, Inc., 2.50%, 01/17/25
(h)
.. 300 286,791
Vedanta Resources Finance II plc
(h)
13.88%, 01/21/24 ................ 200 178,786
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
8.95%, 03/11/25 ................. USD 402 $ 295,381
6,080,657
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 18 17,330
4.25%, 02/01/27 ................. 56 48,979
Starwood Property Trust, Inc., 4.38%, 01/15/27 27 23,551
89,860
Oil, Gas & Consumable Fuels — 2.9%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 139 137,903
AI Candelaria Spain SA, 7.50%, 12/15/28
(h)
. 265 242,167
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 62 59,176
5.38%, 06/15/29 ................. 63 57,682
Apache Corp., 5.35%, 07/01/49 ........ 55 42,137
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 151 190,260
8.25%, 12/31/28 ................. 254 251,357
5.88%, 06/30/29 ................. 30 26,976
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 54 54,639
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 19 18,048
5.85%, 11/15/43 ................. 34 24,820
Callon Petroleum Co.
6.38%, 07/01/26 ................. 77 75,569
8.00%, 08/01/28
(b)
................ 209 209,298
7.50%, 06/15/30
(b)
................ 131 127,015
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 500 485,876
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 17 15,996
6.75%, 04/15/29 ................. 138 135,047
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 164 161,561
8.38%, 01/15/29 ................. 138 137,821
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 ................. 216 219,780
8.75%, 07/01/31 ................. 171 174,671
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
72 59,932
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 27 26,470
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 145 133,384
5.88%, 01/15/30 ................. 63 54,535
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 446 395,311
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 9 8,820
9.25%, 02/15/28 ................. 191 195,002
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 42 40,254
6.00%, 02/01/29 ................. 47 45,369
8.00%, 04/01/29 ................. 32 32,824
7.38%, 02/01/31 ................. 56 57,033
CrownRock LP
(b)
5.63%, 10/15/25 ................. 205 201,710
5.00%, 05/01/29 ................. 58 54,344
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
60 60,008
Diamondback Energy, Inc., 6.25%, 03/15/33 4,540 4,542,591
DT Midstream, Inc., 4.13%, 06/15/29
(b)
.... 130 112,455
Earthstone Energy Holdings LLC
(b)
8.00%, 04/15/27 ................. 117 119,752
9.88%, 07/15/31 ................. 74 80,473
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
662 535,273

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.43%),
8.50%, 01/15/84
(a)
............... USD 54 $ 53,556
Energian Israel Finance Ltd., 8.50%, 09/30/33
(b)
(h)
......................... 647 646,191
Energy Transfer LP
5.75%, 02/15/33 ................. 1,925 1,850,432
5.15%, 02/01/43 ................. 150 119,204
5.30%, 04/15/47 ................. 721 585,650
5.00%, 05/15/50 ................. 1,060 831,514
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 32 30,255
5.38%, 06/01/29 ................. 70 64,750
6.50%, 09/01/30
(b)
................ 57 55,292
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 2 1,909
4.85%, 07/15/26 ................. 31 29,185
5.60%, 04/01/44 ................. 47 39,010
Enterprise Products Operating LLC
4.80%, 02/01/49 ................. 320 271,058
3.95%, 01/31/60 ................. 320 224,704
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 38 37,410
4.13%, 12/01/26 ................. 36 33,323
7.50%, 06/01/30
(b)
................ 31 31,132
4.75%, 01/15/31
(b)
................ 30 25,822
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... 28 27,860
Genesis Energy LP
6.50%, 10/01/25 ................. 86 84,522
7.75%, 02/01/28 ................. 18 17,064
8.88%, 04/15/30 ................. 34 33,197
Greenko Dutch BV, 3.85%, 03/29/26
(h)
.... 185 166,125
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 28 27,534
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 18 17,399
Hess Corp., 5.80%, 04/01/47 .......... 3,200 2,918,042
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 55 46,378
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 65 60,952
5.75%, 02/01/29 ................. 100 90,299
6.00%, 04/15/30 ................. 4 3,607
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 200 169,525
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 78 73,125
Leviathan Bond Ltd., 6.75%, 06/30/30
(b)(h)
.. 518 476,337
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 12 11,582
Matador Resources Co.
5.88%, 09/15/26 ................. 179 172,758
6.88%, 04/15/28
(b)
................ 96 94,257
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(h)
.................... 704 535,870
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(h)
250 247,793
MPLX LP
4.95%, 03/14/52 ................. 5,499 4,302,127
5.65%, 03/01/53 ................. 930 799,140
Murphy Oil Corp.
5.88%, 12/01/27 ................. 22 21,349
5.87%, 12/01/42
(a)(c)
............... 16 12,935
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 245 233,878
6.50%, 09/30/26 ................. 42 38,671
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
64 63,298
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 ................. 202 201,758
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.75%, 06/15/31 ................. USD 124 $ 124,930
NuStar Logistics LP
6.00%, 06/01/26 ................. 36 34,928
6.38%, 10/01/30 ................. 47 44,521
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.. 36 35,855
PDC Energy, Inc., 5.75%, 05/15/26 ...... 8 7,972
Permian Resources Operating LLC
(b)
7.75%, 02/15/26 ................. 179 180,159
6.88%, 04/01/27 ................. 120 118,287
5.88%, 07/01/29 ................. 110 103,475
Petronas Energy Canada Ltd., 2.11%,
03/23/28
(h)
.................... 200 174,400
Puma International Financing SA, 5.00%,
01/24/26
(h)
.................... 666 604,661
Reliance Industries Ltd.
(h)
4.13%, 01/28/25 ................. 750 731,437
3.67%, 11/30/27 ................. 412 381,677
2.88%, 01/12/32 ................. 250 198,685
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 96 86,397
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 31 27,612
SierraCol Energy Andina LLC, 6.00%,
06/15/28
(h)
.................... 200 158,576
Sinopec Group Overseas Development 2018
Ltd., 1.45%, 01/08/26
(h)
............ 300 274,086
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
............... 92 92,230
SM Energy Co.
5.63%, 06/01/25 ................. 37 36,212
6.75%, 09/15/26 ................. 44 43,191
6.63%, 01/15/27 ................. 15 14,700
6.50%, 07/15/28 ................. 26 24,960
Southwestern Energy Co.
5.70%, 01/23/25
(a)(c)
............... 18 17,737
5.38%, 02/01/29 ................. 59 54,338
Sunoco LP
6.00%, 04/15/27 ................. 25 24,231
5.88%, 03/15/28 ................. 36 34,535
7.00%, 09/15/28
(b)
................ 52 51,311
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 5 4,987
6.00%, 03/01/27 ................. 31 29,136
5.50%, 01/15/28 ................. 26 23,660
6.00%, 12/31/30 ................. 21 18,537
6.00%, 09/01/31 ................. 20 17,433
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 38 32,467
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 511 429,995
4.13%, 08/15/31 ................. 26 21,336
3.88%, 11/01/33 ................. 27 20,964
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 29 27,440
Vital Energy, Inc.
10.13%, 01/15/28 ................ 61 62,175
9.75%, 10/15/30 ................. 61 62,359
Western Midstream Operating LP
5.45%, 04/01/44 ................. 107 86,253
5.30%, 03/01/48 ................. 45 35,124
5.25%, 02/01/50
(c)
................ 46 35,836
30,069,923
Passenger Airlines — 0.2%
Air Canada, 3.88%, 08/15/26
(b)
......... 132 119,798
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 44 41,415
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 11 11,825

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
5.50%, 04/20/26 ................. USD 54 $ 52,824
7.25%, 02/15/28 ................. 23 21,990
5.75%, 04/20/29 ................. 172 160,338
Azul Investments LLP, 5.88%, 10/26/24
(b)
.. 335 312,387
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
301 298,255
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 28 25,195
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
158 156,412
Singapore Airlines Ltd., 3.00%, 07/20/26
(h)
.. 200 187,050
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 71 70,508
United Airlines Pass-Through Trust, Series
2020-1, Class B, 4.88%, 01/15/26 ..... 32 31,293
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 181 167,387
4.63%, 04/15/29 ................. 111 95,408
VistaJet Malta Finance plc
(b)
7.88%, 05/01/27 ................. 25 21,531
6.38%, 02/01/30 ................. 120 92,683
1,866,299
Personal Care Products — 0.0%
(b)
Coty, Inc.
4.75%, 01/15/29 ................. 6 5,410
6.63%, 07/15/30 ................. 70 68,344
Prestige Brands, Inc., 3.75%, 04/01/31 .... 61 49,105
122,859
Pharmaceuticals — 0.5%
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 20 18,348
3.13%, 02/15/29 ................. 72 59,054
3.50%, 04/01/30 ................. 108 88,919
Pfizer Investment Enterprises Pte. Ltd., 5.30%,
05/19/53 ..................... 4,690 4,357,725
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 ................. 200 177,837
4.75%, 05/09/27 ................. 200 183,102
4,884,985
Professional Services — 0.1%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ....... 276 209,423
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 194 167,255
KBR, Inc., 4.75%, 09/30/28 ........... 115 101,200
Science Applications International Corp.,
4.88%, 04/01/28 ................ 139 126,149
604,027
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 .......... 102 92,416
7.00%, 04/15/30
(b)
................ 28 25,030
Cushman & Wakefield US Borrower LLC
(b)
6.75%, 05/15/28 ................. 134 123,628
8.88%, 09/01/31 ................. 40 38,700
Fantasia Holdings Group Co. Ltd.
(d)(h)(l)
15.00%, 12/18/21 ................ 200 8,000
11.75%, 04/17/22 ................ 5,280 211,200
7.95%, 07/05/22 ................. 750 32,805
12.25%, 10/18/22 ................ 755 30,200
10.88%, 01/09/23 ................ 330 13,200
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
1,000 943,493
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(b)
.................... 5 4,939
Howard Hughes Corp. (The), 4.38%, 02/01/31
(b)
84 64,451
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
JGC Ventures Pte. Ltd.
(k)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... USD 84 $ 27,864
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(d)(h)(l)
................. 1,792 66,885
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(h)
200 114,136
NWD Finance BVI Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.86%), 4.13%
(a)(h)(i)
.............. 200 99,178
Sinochem Offshore Capital Co. Ltd., 2.38%,
09/23/31
(h)
.................... 250 190,460
2,086,585
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 120 100,003
Link Finance Cayman 2009 Ltd. (The), 2.88%,
07/21/26
(h)
.................... 200 185,134
285,137
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc.
(b)
1.95%, 02/15/28 ................. 2,662 2,269,353
3.75%, 02/15/51 ................. 10,000 6,685,485
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 510 458,494
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 47 41,834
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(b)
62 59,966
NXP BV, 4.40%, 06/01/27 ............ 1,405 1,332,713
SK Hynix, Inc., 1.50%, 01/19/26
(h)
....... 200 179,394
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 129 106,425
TSMC Global Ltd., 2.25%, 04/23/31
(h)
..... 200 160,000
11,293,664
Software — 1.1%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 125 121,184
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 93 92,585
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
533 445,858
Boxer Parent Co., Inc.
(b)
7.13%, 10/02/25 ................. 178 177,110
9.13%, 03/01/26 ................. 176 175,507
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 142 131,093
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 120 117,150
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 156 151,244
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 280 242,396
4.88%, 07/01/29 ................. 189 161,094
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 889 786,170
9.00%, 09/30/29 ................. 359 311,971
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28
(b)
.................... 83 70,736
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 25 21,057
Elastic NV, 4.13%, 07/15/29
(b)
......... 142 120,935
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 74 66,162
McAfee Corp., 7.38%, 02/15/30
(b)
....... 256 214,321
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 146 129,668
NCR Corp.
(b)
5.00%, 10/01/28 ................. 54 48,335
6.13%, 09/01/29 ................. 29 29,741
Open Text Corp., 6.90%, 12/01/27
(b)
..... 237 237,539
Oracle Corp.
3.95%, 03/25/51 ................. 8,055 5,522,066
5.55%, 02/06/53 ................. 1,335 1,169,678
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 7 6,274
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
..... 182 154,301
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
265 250,065
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 185 154,570

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
USD 210 $ 175,023
11,283,833
Specialized REITs — 2.0%
American Tower Corp., 2.95%, 01/15/51 ... 6,233 3,514,759
Crown Castle, Inc.
1.05%, 07/15/26 ................. 1,690 1,482,935
2.90%, 03/15/27 ................. 3,386 3,071,169
3.80%, 02/15/28 ................. 6,683 6,127,623
Equinix, Inc., 1.80%, 07/15/27 ......... 7,864 6,788,947
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
.... 139 135,947
SBA Communications Corp.
3.88%, 02/15/27 ................. 70 64,139
3.13%, 02/01/29 ................. 126 105,093
21,290,612
Specialty Retail — 0.9%
Arko Corp., 5.13%, 11/15/29
(b)
......... 67 54,038
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 5 4,476
4.75%, 03/01/30 ................. 51 43,585
5.00%, 02/15/32
(b)
................ 37 30,656
eG Global Finance plc, 6.75%, 02/07/25
(b)
.. 1,000 982,500
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 112 96,480
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 107 90,972
Lowe's Cos., Inc.
3.00%, 10/15/50 ................. 4,146 2,448,443
5.63%, 04/15/53 ................. 3,910 3,553,863
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 109 98,277
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 324 301,932
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 50 46,757
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 223 192,651
6.13%, 07/01/29 ................. 242 206,100
6.00%, 12/01/29 ................. 44 36,960
Staples, Inc., 7.50%, 04/15/26
(b)
........ 1,071 880,730
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 453 400,366
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(k)
........... 108 104,201
9,572,987
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman
(b)
8.25%, 12/15/29 ................. 100 102,700
8.50%, 07/15/31 ................. 120 123,094
225,794
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29
(b)
......... 114 94,320
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(d)(h)(l)(m)
............ EUR 1,100 559,068
Hanesbrands, Inc.
(b)
4.88%, 05/15/26 ................. USD 58 53,172
9.00%, 02/15/31 ................. 32 30,501
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... 69 57,016
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 81 64,056
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 44 42,317
900,450
Tobacco — 1.0%
Altria Group, Inc., 4.40%, 02/14/26 ...... 63 61,158
BAT Capital Corp., 2.26%, 03/25/28 ..... 12,726 10,762,741
10,823,899
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.2%
Aircastle Ltd., 6.50%, 07/18/28
(b)
........ USD 37 $ 36,285
Beacon Roofing Supply, Inc.
(b)
4.13%, 05/15/29 ................. 128 109,440
6.50%, 08/01/30 ................. 67 64,931
BOC Aviation Ltd., 2.63%, 01/17/25
(h)
..... 200 191,050
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 234 229,986
9.75%, 08/01/27 ................. 174 179,975
5.50%, 05/01/28 ................. 31 28,104
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 24 19,974
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 28 23,909
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 193 182,511
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 133 116,561
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... 398 387,513
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 204 204,482
7.25%, 06/15/28 ................. 46 46,223
1,820,944
Transportation Infrastructure — 0.0%
(h)
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 .. 300 264,609
Shanghai Port Group BVI Development Co.
Ltd., 1.50%, 07/13/25 ............. 200 185,092
449,701
Wireless Telecommunication Services — 0.7%
Bharti Airtel Ltd., 4.38%, 06/10/25
(h)
...... 200 194,632
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 380 354,425
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a)(h)(i)
.............. 200 185,502
Kenbourne Invest SA
6.88%, 11/26/24
(b)
................ 352 293,216
4.70%, 01/22/28
(h)
................ 200 122,900
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. 271 270,808
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(k)
....... 98 35,252
Millicom International Cellular SA, 5.13%,
01/15/28
(h)
.................... 405 340,504
T-Mobile USA, Inc.
2.05%, 02/15/28 ................. 1,922 1,652,689
5.05%, 07/15/33 ................. 3,500 3,247,338
VF Ukraine PAT, 6.20%, 02/11/25
(h)
...... 428 329,560
7,026,826
Total Corporate Bonds — 39.2%
(Cost: $455,595,330) ............................. 408,346,144
Fixed Rate Loan Interests
Health Care Providers & Services — 0.0%
EyeCare Partners LLC, 1st Lien Term Loan
9.18%, 02/18/27 ................. —
(o)
165
9.18%, 11/15/28 ................. 80 55,258
55,423
Total Fixed Rate Loan Interests — 0.0%
(Cost: $80,596) ................................ 55,423

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.25%), 9.93%
,
 05/25/28 USD 712 $ 662,610
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.25%), 9.93%
,
 05/25/28 145 134,930
Bleriot U.S. Bidco, Inc., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.65%
,
 10/30/28 .. 260 259,578
Cobham Ultra SeniorCo SARL, Facility
Term Loan B, (6-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.50%),
9.36%
,
 08/03/29 ................. 102 101,529
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/24/28 ................. 855 852,493
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/24/28 ................. 372 370,966
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.17%
,
 02/01/28 ....... 650 647,582
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 7.75%), 13.23%
,
 02/01/29 ...... 299 291,974
Setanta Aircraft Leasing DAC, Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.65%
,
 11/05/28 ................. 290 289,368
TransDigm, Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.64%
,
 08/24/28 ..... 647 647,107
4,258,137
Automobile Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (1-mo. CME
Term SOFR + 3.25%), 8.68%
,
 04/10/28 .. 150 149,839
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.07%
,
 05/06/30 ................. 590 588,159
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.00%), 0.00% - 10.49%
,
 11/17/28 273 231,163
969,161
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.82%
,
 12/14/27
(a)
. 288 287,742
Beverages — 0.2%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.74%
,
 01/24/29 ....... 1,065 1,009,437
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 0.01%
Cap + 6.00%), 11.49%
,
 01/24/30 ...... 763 616,201
1,625,638
Broadline Retail — 0.2%
(a)
Fanatics Commerce Intermediate Holdco
LLC, Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.25%),
8.83%
,
 11/24/28 ................. 374 373,366
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 6.75%), 12.17%
,
 06/30/27 ...... 614 576,310
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.93%
,
 02/12/27 ..... USD 904 $ 851,433
Pug LLC, Term Loan B2, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.25%), 9.68%
,
 02/12/27
(f)
........... 299 283,208
Sally Holdings LLC, Term Loan B, (1-mo. CME
Term SOFR + 0.00%), 7.57%
,
 02/28/30 .. 141 140,648
2,224,965
Building Products — 0.2%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.75%),
9.07%
,
 05/13/29 ................. 268 268,088
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.25%), 8.68%
,
 04/12/28 171 166,532
CP Atlas Buyer, Inc., Term Loan B, (1-mo.
CME Term SOFR + 3.75%), 4.25% -
9.17%
,
 11/23/27 ................. 306 288,111
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.17%
,
 10/02/28 .. 170 164,516
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.92%
,
 04/28/29 ....... 406 405,257
Jeld-Wen, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.68%
,
 07/28/28 ..... 154 153,340
Wilsonart LLC, Term Loan E, (6-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.50%), 8.74%
,
 12/31/26 ........... 598 595,485
2,041,329
Capital Markets — 0.4%
(a)
Ascensus Group Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.50%),
8.93%
,
 08/02/28 ................. 353 349,260
Ascensus Group Holdings, Inc., 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 6.50%),
12.18%
,
 08/02/29 ................ 458 433,068
Axalta Coating Systems Dutch Holding B BV,
Facility Term Loan B5, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.50%), 7.89%
,
 12/20/29 ........... 373 372,889
Azalea TopCo, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.50%),
9.18%, 07/24/26 ............... 294 282,360
(1-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 3.75%), 9.20% -
9.43%, 07/24/26 ............... 364 350,369
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.42%, 10/22/26 288 287,701
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.42%, 10/22/27 157 156,423
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.82%
,
 06/30/28 .. 288 287,011
Focus Financial Partners LLC, Term Loan B6,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.82%
,
 06/30/28 .. 193 192,587
ION Trading Finance Ltd., Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.24%
,
 04/01/28 ................ 146 143,847

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Learning Care Group US No. 2, Inc., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.75%), 10.12% -
10.17%
,
 08/11/28 ................ USD 54 $ 53,910
Osaic Holdings, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 4.50%),
9.82%
,
 08/17/28 ................. 774 772,536
3,681,961
Chemicals — 0.6%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.17%
,
 09/30/28 .......... 397 391,887
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 4.00%),
9.42%
,
 11/24/27 ................. 305 298,721
Ascend Performance Materials Operations
LLC, Term Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.75%),
10.32%
,
 08/27/26 ................ 309 302,090
Chemours Co. (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.82%
,
 08/18/28
(f)
...... 291 287,362
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.40%
,
 12/29/27 .. 347 285,550
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.38%),
9.77%
,
 10/04/29 ................. 227 218,403
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.97%
,
 06/09/28 .. 318 316,306
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
7.32%
,
 01/31/26 ................. 695 693,345
H.B. Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.57%
,
 02/15/30 .......... 73 72,713
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.93%), 9.42%
,
 07/03/28 .. 319 281,537
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 02/18/30 ................. 144 142,383
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%, 10/15/28 433 421,996
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.67%, 10/15/28 71 69,760
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
8.15%
,
 03/02/26 ................. 317 316,533
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.82%
,
 03/29/28 ................. 473 459,023
Nouryon Finance B.V., Term Loan, (1-mo. CME
Term SOFR + 4.00%), 9.43%
,
 04/03/28 .. 223 220,274
Nouryon Finance BV, Term Loan, (1-mo. CME
Term SOFR + 3.00%), 8.43%
,
 10/01/25 .. 33 33,399
Olympus Water US Holding Corp., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.00%), 10.39%
,
 11/09/28 . 166 165,343
Security
Par (000)
Par (000) Value
Chemicals (continued)
Oxea Holding Vier GmbH, Term Loan B2,
(3-mo. CME Term SOFR + 3.50%),
9.01%
,
 10/14/24 ................. USD 446 $ 441,913
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.25% Floor
and 0.75% Cap + 4.00%), 9.63%
,
 03/16/27 162 160,713
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.25%), 8.68%
,
 08/02/28 .. 365 363,642
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.40%
,
 09/22/28 ....... 218 216,027
6,158,920
Commercial Services & Supplies — 0.5%
(a)
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.17%, 05/12/28 763 735,412
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.75%), 10.07%, 05/12/28 80 78,700
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.00%), 9.33%
,
 02/15/29 ........... 201 198,123
Aramark Intermediate HoldCo Corp., Term
Loan B5, (1-mo. CME Term SOFR + 2.50%),
7.93%
,
 04/06/28 ................. 355 354,441
Aramark Intermediate HoldCo Corp., Term
Loan B6, (1-mo. CME Term SOFR + 2.50%),
7.93%
,
 06/22/30 ................. 172 171,138
Asplundh Tree Expert LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 09/07/27 ................. 287 286,706
Clean Harbors, Inc., Term Loan, (1-mo. CME
Term SOFR + 2.00%), 7.43%
,
 10/08/28 .. —
(o)
342
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.82%
,
 11/30/28 ....... 280 277,615
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.82%
,
 11/30/28 ....... 22 21,570
GFL Environmental, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 0.00%), 7.82%
,
 05/31/27 ....... 164 164,075
LABL, Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
5.00%), 10.42%
,
 10/29/28 ........... 224 223,218
NEP Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.68%
,
 10/20/25 ................. 354 341,186
PECF USS Intermediate Holding III Corp.,
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.25%),
9.88%
,
 12/15/28 ................. 251 200,493
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 2.75%),
8.19%
,
 09/23/26 ................. 355 354,832
Tempo Acquisition LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.07%
,
 08/31/28 ....... 711 711,350
TruGreen LP, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 4.00%), 9.42%
,
 11/02/27 .......... 508 482,261

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Viad Corp., Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.00%), 10.43% - 12.50%
,
 07/30/28 .... USD 442 $ 432,862
5,034,324
Communications Equipment — 0.0%
(a)
Ciena Corp., Term Loan, (1-mo. CME Term
SOFR + 2.50%), 7.82%
,
 01/18/30 ..... 54 53,774
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.82%, 03/02/29 296 274,439
 05/30/30
(p)
..................... 192 177,721
505,934
Construction & Engineering — 0.2%
(a)
Brand Industrial Services, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.50%), 10.87%
,
 08/01/30 . 890 865,801
Legence Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.17%
,
 12/16/27 ....... 55 54,586
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.43%
,
 01/21/28 ..... 394 392,780
USIC Holdings, Inc., 1st Lien Term Loan, (1-
mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.93%
,
 05/12/28 .. 249 244,847
1,558,014
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.42%
,
 01/15/27 ........... 358 357,547
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.00%), 11.32%
,
 03/08/29 ...... 306 248,137
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.50%), 9.99%
,
 04/29/29 ....... 232 229,836
QUIKRETE Holdings, Inc., 1st Lien Term Loan,
03/19/29
(p)
..................... 150 149,535
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.94%
,
 09/22/28 .. 559 558,655
1,543,710
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B, (1-mo. CME
Term SOFR + 2.00%), 7.43%
,
 09/13/26
(a)
360 359,773
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 3.75%),
9.18%
,
 12/01/27 ................. 907 897,490
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/14/26 ................. 248 248,067
Pactiv Evergreen, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.68%
,
 02/05/26 ................. 149 148,470
Pregis TopCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.07%
,
 07/31/26 ................. 144 144,026
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.65%
,
 09/15/28 .. USD 430 $ 428,211
1,866,264
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.38%
,
 10/28/27
(a)
...... 438 413,959
Diversified Consumer Services — 0.4%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%
,
 12/11/28 .. 233 222,003
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.75%), 11.17%
,
 12/10/29 . 473 401,656
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 2.25%),
7.68%
,
 11/24/28 ................. 474 472,060
Kuehg Corp., Term Loan, (3-mo. CME Term
SOFR at 1.50% Floor and 1.50% Cap +
5.00%), 10.39%
,
 06/12/30 ........... 329 329,154
Sotheby's, Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 4.50%),
10.07%
,
 01/15/27 ................ 666 648,289
Spring Education Group, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 07/30/25 ................. 293 292,953
Spring Education Group, Inc., Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
4.50%), 9.91%
,
 09/29/30 ........... 103 101,712
Veritas US, Inc., Term Loan B, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 5.00%), 10.43%
,
 09/01/25 ......... 532 459,459
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/05/26 ................. 590 588,749
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 4.00%), 9.43%
,
 01/08/27 .. 301 297,217
3,813,252
Diversified REITs — 0.0%
RHP Hotel Properties, LP, Term Loan B,
(1-mo. CME Term SOFR + 2.75%),
8.07%
,
 05/18/30
(a)
................ 263 263,074
Diversified Telecommunication Services — 0.4%
(a)
Altice Financing SA, Term Loan, (3-mo. LIBOR
USD + 2.75%), 8.32%
,
 07/15/25 ...... 118 116,605
Connect Finco SARL, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 3.50%), 8.82%
,
 12/11/26 .......... 1,100 1,075,849
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 3.50%), 8.93%
,
 10/02/27 165 145,734
Iridium Satellite LLC, Term Loan B3,
(1-mo. CME Term SOFR + 2.50%),
7.82%
,
 09/20/30 ................. 548 546,524
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
 03/01/27 ................. 351 331,154

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.68%
,
 03/15/27 ................. USD 481 $ 341,414
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.25%), 9.68% - 9.93%
,
 09/01/28 . 326 291,139
Radiate Holdco LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.25%), 8.68%
,
 09/25/26 .......... 697 568,339
Virgin Media Bristol LLC, Facility Term Loan
Q, (1-mo. CME Term SOFR + 3.25%),
8.70%
,
 01/31/29 ................. 291 283,299
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 03/09/27 ................. 1,189 968,590
4,668,647
Electrical Equipment — 0.1%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.75%), 10.40%
,
 06/23/28
(a)
577 572,067
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.75%), 8.18%
,
 07/02/29
(a)
......... 291 289,584
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan
(a)
(1-mo. CME Term SOFR + 3.00%),
8.43%, 06/28/24
(f)
.............. 17 12,016
(1-mo. CME Term SOFR + 1.00%),
6.43%, 06/30/25 ............... 120 63,925
75,941
Entertainment — 0.6%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
8.45%
,
 04/22/26 ................. 899 722,757
Aristocrat Technologies, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.74%
,
 05/24/29 .. 107 107,022
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.64%
,
 03/08/30 .. 234 232,219
City Football Group Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.44%
,
 07/21/28 ....... 450 447,568
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.82%
,
 11/27/28 ................. 508 505,653
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (6-mo. LIBOR USD at 1.00% Floor and
1.00% Cap + 3.00%), 8.73%
,
 03/08/24 .. 1,010 975,221
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.00%),
8.32%
,
 01/15/30 ................. 419 418,581
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.17%
,
 10/19/26 ................. 714 712,439
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
8.18%
,
 03/13/28 ................. 577 576,144
Security
Par (000)
Par (000) Value
Entertainment (continued)
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
8.13%
,
 01/23/25 ................. USD 295 $ 294,361
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.75%), 8.37%
,
 04/29/26 .. 345 344,246
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. CME Term
SOFR + 2.75%), 8.18%
,
 05/18/25 ..... 724 721,678
WMG Acquisition Corp., Term Loan G, (1-mo.
LIBOR USD + 2.13%), 7.56%
,
 01/20/28 . 647 645,928
6,703,817
Financial Services — 0.5%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.50%),
8.92%
,
 12/21/28 ................. 303 301,850
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
 08/15/28 . 404 364,925
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR + 2.25%),
7.88%, 11/13/25 ............... 89 88,610
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.16%, 04/18/29 106 105,702
Belron Group SA, Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.43%), 8.06%
,
 04/13/28 .......... 351 349,634
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at
1.00% Floor and 1.00% Cap + 3.75%),
9.14%
,
 04/09/27 ................. 1,344 1,309,294
Deerfield Dakota Holding LLC, 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 6.75%),
12.40%
,
 04/07/28 ................ 399 375,060
GIP Pilot Acquisition Partners LP, Term Loan,
09/18/30
(f)(p)
..................... 71 70,734
GTCR W Merger Sub LLC, Term Loan B,
09/20/30
(p)
..................... 397 396,710
LBM Acquisition LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.01% Floor and 0.01%
Cap + 3.75%), 9.17%
,
 12/17/27 ....... 135 131,928
Lions Gate Capital Holdings LLC, Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 03/24/25 ................. 362 360,751
Sotera Health Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 2.75%),
8.18%
,
 12/11/26 ................. 580 574,443
Travelport Finance (Luxembourg) SARL, Term
Loan, (3-mo. CME Term SOFR + 8.50%),
13.89%
,
 05/29/26 ................ 572 328,076
UPC Financing Partnership, Facility Term Loan
AX, (1-mo. CME Term SOFR + 2.93%),
8.37%
,
 01/31/29 ................. 219 215,591
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.68%
,
 03/31/28 ..... 384 384,194
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.07%
,
 10/19/27 .. 294 292,949
5,650,451

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products — 0.4%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.18%
,
 10/01/25 ........... USD 409 $ 392,770
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.50%), 7.82%
,
 10/10/26 .. 92 90,636
Chobani LLC, Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.50%), 8.93%
,
 10/25/27 ........... 874 873,552
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 01/29/27 ................. 800 792,874
H-Food Holdings LLC, Term Loan, (3-mo. CME
Term SOFR + 3.69%), 9.27%
,
 05/23/25 .. 111 96,522
Hostess Brands LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
7.89%
,
 06/30/30 ................. 303 303,403
Nomad Foods Ltd., Term Loan B4, (6-mo. CME
Term SOFR + 0.00%), 8.47%
,
 11/12/29 .. 284 283,771
Sovos Brands Intermediate, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 3.50%),
9.13%
,
 06/08/28 ................. 602 601,315
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.90%
,
 03/31/28 .. 307 299,215
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 01/20/28 ................. 464 462,986
4,197,044
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.75%),
10.18%
,
 04/06/28 ................ 280 277,840
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 08/06/27 ................. 241 239,151
Genesee & Wyoming, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.49%
,
 12/30/26 ................. 143 142,421
Uber Technologies, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.75%),
8.16%
,
 03/03/30 ................. 591 589,980
1,249,392
Health Care Equipment & Supplies — 0.3%
(a)
Bausch + Lomb Corp., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76%, 05/10/27 458 444,387
(1-mo. CME Term SOFR + 4.00%),
9.32%, 09/14/28
(f)
.............. 218 215,002
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.67%
,
 11/03/28 ....... 743 731,074
Femur Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.50%),
10.15%
,
 03/05/26 ................ 214 198,583
Insulet Corp., Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
3.25%), 8.68%
,
 05/04/28 ........... 72 71,733
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.25%), 8.68%
,
 10/23/28 .......... USD 1,193 $ 1,188,583
2,849,362
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.25%),
8.68%
,
 09/29/28 ................. 471 468,436
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.80%
,
 11/08/27 .. 349 347,546
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.43%
,
 11/01/28 ....... 591 588,395
Envision Healthcare Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 0.00%), 0.00%
,
 03/31/27 ....... 357 80,349
EyeCare Partners LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 6.75%), 12.18%
,
 11/15/29 . 513 267,135
MED ParentCo. LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.68%
,
 08/31/26 ................. 156 148,642
Medical Solutions Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.25%),
8.77%
,
 11/01/28 ................. —
(o)
88
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 7.00%),
12.52%
,
 11/01/29 ................ 404 360,168
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.18%
,
 10/27/28 .. 285 285,479
PetVet Care Centers LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.92%
,
 02/14/25 .. 29 29,004
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.19%
,
 08/31/26 .. 266 266,033
Vizient, Inc., Term Loan B7, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.25%), 7.67%
,
 05/16/29 ........... 308 308,005
3,149,280
Health Care Technology — 0.2%
(a)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.57%
,
 02/15/29 ....... 748 732,592
Polaris Newco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.43%
,
 06/02/28 ....... 1,059 1,012,613
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.43%
,
 08/27/25 ................. 569 568,278
2,313,483

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.8%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5, (1-mo. CME Term SOFR + 2.25%),
7.57%
,
 09/23/30 ................. USD 577 $ 574,427
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
9.18%
,
 02/02/26 ................. 417 399,347
Alterra Mountain Co., Term Loan B3,
(1-mo. CME Term SOFR + 3.75%),
9.17%
,
 05/31/30 ................. 38 37,905
Bally's Corp., Facility Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.25%), 8.84%
,
 10/02/28 .......... 148 144,842
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%
,
 02/06/30 .. 281 280,416
Carnival Corp., Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.00%), 8.33%
,
 08/09/27 ........... 236 235,115
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 03/17/28 ................. 367 366,669
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32%
,
 01/27/29 .. 958 947,491
Flutter Entertainment plc, Term Loan,
(3-mo. CME Term SOFR + 2.25%),
7.90%
,
 07/21/26 ................. 286 285,430
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.90%
,
 07/22/28 ....... 590 590,335
Four Seasons Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 2.50%),
7.92%
,
 11/30/29 ................. 861 861,966
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
7.17%
,
 06/22/26 ................. 358 357,659
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.00%), 8.42%
,
 12/15/27 .......... 529 526,153
Light & Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.00%), 8.43%
,
 04/14/29 392 391,709
Packers Holdings LLC, Term Loan, (1-mo. CME
Term SOFR + 3.25%), 8.67%
,
 03/09/28 .. 252 148,624
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.17%
,
 05/03/29 .. 583 581,913
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.58%
,
 01/05/29 ....... 108 108,146
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor
and 0.50% Cap + 3.00%), 8.43%
,
 08/25/28 144 143,389
Station Casinos LLC, Facility Term Loan B1,
(1-mo. CME Term SOFR at 0.25% Floor and
0.25% Cap + 2.25%), 7.67%
,
 02/08/27 .. 361 360,067
Whatabrands LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.00%), 8.43%
,
 08/03/28 .......... 541 538,813
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 05/24/30 ................. USD 218 $ 217,809
8,098,225
Household Durables — 0.2%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.90%
,
 05/17/28 ....... 398 327,424
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.89%
,
 02/26/29 .. 662 643,571
Serta Simmons Bedding LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 7.50%), 12.82%
,
 06/29/28 . 124 123,938
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.43%
,
 10/06/28 .. 632 535,934
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.25%), 8.68%
,
 10/30/27 .. 803 721,078
2,351,945
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Construction Finance Co. LP, Term
Loan, (1-mo. CME Term SOFR + 2.25%),
7.57%
,
 07/31/30 ................. 293 291,219
Calpine Corp., Term Loan, (1-mo. CME Term
SOFR + 2.00%), 7.43%
,
 08/12/26 ..... —
(o)
405
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 2.50%), 8.18%
,
 12/15/27 .. 340 338,200
629,824
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%
,
 11/05/27 .. 1,209 1,205,649
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.50%), 8.83%
,
 11/05/27 428 426,867
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.25%), 7.68%, 02/19/28 505 501,042
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.75%), 8.18%, 02/19/28 109 108,971
AssuredPartners, Inc., Term Loan
 02/12/27
(p)
..................... 24 23,985
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%, 02/12/27 715 713,602
Baldwin Risk Partners LLC, Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%
,
 10/14/27 .. 108 106,580
HUB International Ltd., Term Loan
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.37%, 11/10/29 290 290,007
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.25%), 9.58%, 06/20/30 752 753,571
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan, (3-mo. CME Term
SOFR + 4.25%), 9.62%
,
 03/15/30 ..... 280 280,526
Ryan Specialty Group LLC, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.42%
,
 09/01/27 ................. 313 312,921

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
USI, Inc., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.14%, 11/22/29 USD 654 $ 652,786
 09/27/30
(p)
..................... 257 256,193
5,632,700
Interactive Media & Services — 0.2%
(a)
Acuris Finance US, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.54%
,
 02/16/28 ....... 287 282,489
Adevinta ASA, Facility Term Loan B2, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 2.75%), 8.32%
,
 06/26/28 ....... 247 246,407
Camelot US Acquisition LLC, Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 3.00%), 8.43%
,
 10/30/26 .. 818 816,414
GoodRx, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR + 2.75%), 8.17%
,
 10/10/25 .. 294 293,024
Grab Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 4.50%), 9.93%
,
 01/29/26 .......... 229 230,062
1,868,396
IT Services — 0.4%
(a)
Asurion LLC, 2nd Lien Term Loan B4,
(1-mo. CME Term SOFR + 5.25%),
10.68%
,
 01/20/29 ................ 427 377,576
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.67%
,
 08/19/28 ..... 62 59,873
Asurion LLC, Term Loan B8, (1-mo. CME Term
SOFR + 3.25%), 8.68%
,
 12/23/26 ..... 662 646,919
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 7.75%), 13.17%
,
 07/31/28 . 285 285,311
Epicor Software Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.25%), 8.68%
,
 07/30/27 ....... 222 221,847
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.00%), 9.49%
,
 10/01/27 580 565,187
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.82%
,
 11/09/29 ................. 171 170,725
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. CME Term SOFR + 2.00%),
7.43%
,
 08/10/27 ................. 565 563,960
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.07%
,
 02/24/28 ........... 893 890,279
Venga Finance SARL, Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 4.75%), 10.43%
,
 06/28/29 ......... 210 207,930
3,989,607
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.42%
,
 12/01/28 .. 151 147,307
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 7.00%), 12.26%
,
 05/25/27 ...... 102 101,751
Security
Par (000)
Par (000) Value
Leisure Products (continued)
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 03/15/30 ................. USD 259 $ 257,029
506,087
Life Sciences Tools & Services — 0.3%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.25%), 7.67%
,
 11/08/27 ....... 470 469,755
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.00%), 7.44%
,
 02/22/28 .. 469 457,405
Curia Global, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 3.75%),
9.17%
,
 08/30/26 ................. 44 36,556
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at
1.00% Floor and 1.00% Cap + 4.50%),
9.93%
,
 02/04/27 ................. 233 228,848
Fortrea Holdings, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.07%
,
 07/01/30 ....... 102 101,321
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.90%, 07/03/28 619 618,076
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.00%), 8.32%
,
 10/19/27 361 350,733
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.68%
,
 11/15/28 .. 688 682,308
Star Parent, Inc., Term Loan, 09/19/30
(p)
... 211 206,048
3,151,050
Machinery — 0.6%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.25%), 10.86%
,
 08/17/26 ...... 580 579,296
Barnes Group, Inc., Term Loan, (1-mo. CME
Term SOFR + 3.00%), 8.42%
,
 09/03/30 .. 106 106,053
Clark Equipment Co., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.99%
,
 04/20/29 ....... 152 152,219
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.42%
,
 05/14/28 ....... 66 66,218
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%, 10/21/28 353 351,737
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.68%, 10/21/28 357 357,091
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 03/01/27 ................. 279 279,060
Gates Global LLC, Term Loan B3, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 2.50%), 7.92%
,
 03/31/27 .......... 435 433,517
Generac Power Systems, Inc., Term Loan,
12/13/26
(p)
..................... 75 74,781
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.73%
,
 03/28/25 ................. 730 723,250
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 4.50%), 9.89%
,
 11/22/29 .......... 512 513,158

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Ingersoll-Rand Services Co., Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Cap +
1.75%), 7.17%
,
 03/01/27 ........... USD 114 $ 114,398
Madison IAQ LLC, Term Loan, (1-mo. LIBOR
USD at 0.50% Floor and 0.50% Cap +
3.25%), 8.69%
,
 06/21/28 ........... 737 723,788
SPX Flow, Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.50%), 9.92%
,
 04/05/29 ........... 452 451,108
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.50%), 9.38%
,
 07/30/27 742 739,331
Vertiv Group Corp., Term Loan B, (1-mo. CME
Term SOFR + 2.75%), 8.18%
,
 03/02/27 .. 589 587,630
Zurn LLC, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.00%), 7.43%
,
 10/04/28 .......... 183 182,668
6,435,303
Media — 0.4%
(a)
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. LIBOR USD + 3.50%),
8.92%
,
 03/03/25 ................. 312 300,064
AVSC Holding Corp., 1st Lien Term Loan
B3, (3-mo. LIBOR USD + 15.00%),
15.00%
,
 10/15/26 ................ 366 375,415
Cable One, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.00%), 7.43%
,
 05/03/28 .. 71 70,031
Charter Communications Operating LLC, Term
Loan B1, (3-mo. CME Term SOFR + 1.75%),
7.12%
,
 04/30/25 ................. 568 568,430
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.93% - 9.13%
,
 08/21/26 ........... 500 484,738
Cogeco Communications Finance LP, Term
Loan B, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 2.50%),
7.93%
,
 09/01/28 ................. 293 284,851
CSC Holdings LLC, Term Loan
(1-mo. LIBOR USD + 2.25%),
7.70%, 07/17/25 ............... 128 123,812
(1-mo. LIBOR USD + 2.50%),
7.95%, 04/15/27 ............... 411 371,670
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 5.00%), 10.43%
,
 08/02/27 ...... 538 525,450
ECL Entertainment LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.75%), 10.14%
,
 09/03/30 ...... 120 119,650
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.83%
,
 06/30/28 ..... 293 283,936
Sinclair Television Group, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 3.75%),
9.17%
,
 04/21/29 ................. 223 154,702
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.63%
,
 05/11/29
(f)
...... 207 206,441
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. CME Term SOFR + 2.50%),
7.95%
,
 04/30/28 ................. 147 143,752
4,012,942
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.2%
(a)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 9.09%
,
 12/21/28 .. USD 825 $ 816,750
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.92%
,
 09/19/29 .. 98 97,642
Medallion Midland Acquisition LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.40%
,
 10/18/28 .. 233 233,314
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.25%),
8.69%
,
 10/05/28 ................. 524 523,086
1,670,792
Passenger Airlines — 0.4%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.75%), 10.34%
,
 04/20/28 ...... 613 630,943
Air Canada, Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.50%), 9.13%
,
 08/11/28 ............ 677 677,178
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
7.32%, 01/29/27 ............... 365 359,089
(3-mo. CME Term SOFR + 2.75%),
8.54%, 02/15/28 ............... 559 554,774
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 5.25%), 10.80%
,
 06/21/27 ...... 556 576,405
United AirLines, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.75%), 9.18%
,
 04/21/28 .......... 457 457,467
WestJet Airlines Ltd., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 3.00%), 8.42%
,
 12/11/26 .......... 481 470,200
3,726,056
Personal Care Products — 0.4%
(a)
Rainbow Midco Ltd., Term Loan, (6-mo.
EURIBOR + 7.75%), 11.70%
,
 01/01/28
(f)
. EUR 2,685 2,881,790
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD + 3.75%),
9.24%
,
 10/01/26 ................. USD 1,258 1,255,380
4,137,170
Pharmaceuticals — 0.3%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.93%
,
 05/04/25 ................. 319 312,896
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.42%
,
 02/28/28 ................ 202 202,183
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.25%), 10.67%
,
 02/01/27 ...... 275 223,295
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.16%
,
 08/01/27 ................. 575 562,969
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.93%
,
 05/05/28 ....... 498 497,334
Organon & Co., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
3.00%), 8.44%
,
 06/02/28 ........... 328 326,793

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Perrigo Co. plc, Term Loan B, 04/20/29
(p)
... USD 224 $ 223,379
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.00%), 8.49%
,
 11/18/27
(f)
. 299 294,497
2,643,346
Professional Services — 0.5%
(a)
AlixPartners LLP, Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.75%), 8.18%
,
 02/04/28 ........... 576 575,320
ASGN, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.57%
,
 08/30/30 ..... 98 98,245
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.93%
,
 06/02/28 ....... 1,051 969,399
Dun & Bradstreet Corp. (The), Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/06/26 ................. 139 138,428
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.00%),
8.32%
,
 01/18/29 ................. 1,067 1,063,669
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 4.25%),
9.74%
,
 06/22/29 ................. 178 175,805
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 4.25%), 9.74%
,
 06/22/29 .......... 386 380,911
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 7.17%
,
 04/28/28 ........... 459 457,288
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.75%), 10.07%
,
 04/29/29 . 490 465,781
Trans Union LLC, Term Loan B5, (1-mo. CME
Term SOFR + 1.75%), 7.17%
,
 11/16/26 .. 418 417,356
Trans Union LLC, Term Loan B6, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.68%
,
 12/01/28 .......... 421 420,893
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.25%), 8.67%
,
 02/28/27 ..... 512 509,245
5,672,340
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
8.18%, 08/21/25 ............... 26 25,453
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%, 01/31/30 342 335,981
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.32%, 01/31/30 ......... 213 210,870
572,304
Semiconductors & Semiconductor Equipment — 0.1%
(a)
MKS Instruments, Inc., Term Loan B
(p)
 09/17/29 ...................... 79 78,870
 09/17/29 ...................... 357 356,173
Synaptics, Inc., Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.25%), 7.91%
,
 12/02/28 ........... 190 188,763
623,806
Security
Par (000)
Par (000) Value
Software — 1.3%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.89%
,
 09/18/26 .. USD 79 $ 78,766
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 6.75%), 12.14%
,
 09/17/27 . 259 259,378
Barracuda Parent LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.87%
,
 08/15/29 .. 226 223,546
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 9.18%
,
 10/02/25 .. 269 268,654
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.68%
,
 09/21/28 .. 361 359,375
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.64%
,
 07/06/29 ....... 488 488,046
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 4.50%), 9.99%
,
 03/30/29 1,318 1,265,275
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.17%
,
 10/08/28
(f)
...... 184 179,917
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.00%), 11.42%
,
 10/08/29 ...... 206 194,974
Cornerstone OnDemand, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.75%),
9.18%
,
 10/16/28 ................. 264 250,806
Delta Topco, Inc., 2nd Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 7.25%), 12.57%
,
 12/01/28
(f)
..... 89 84,995
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.00%), 7.42%
,
 09/12/29 .......... 367 365,973
Genesys Cloud Services Holdings I LLC,
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 4.00%),
9.43%
,
 12/01/27 ................. 700 699,556
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR + 4.25%),
9.74%
,
 07/18/30 ................. 301 299,269
Informatica LLC, Term Loan, (1-mo. CME Term
SOFR + 2.75%), 8.18%
,
 10/27/28 ..... 433 431,452
Instructure Holdings, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.68%
,
 10/30/28 ....... 195 194,461
Magenta Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 5.00%), 10.63%
,
 07/27/28 . 420 311,027
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 8.25%), 13.88%
,
 07/27/29 . 593 272,633
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.16%
,
 03/01/29 .......... 748 729,865
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.57%
,
 05/03/28 ....... 1,560 1,507,338
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.57%
,
 02/23/29 ................ 614 542,457

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.68%
,
 08/31/28 ....... USD 808 $ 800,080
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.43%
,
 04/24/28 ....... 1,204 1,189,083
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.37%
,
 08/01/25 ................. 356 355,205
Sophia LP, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.82%
,
 10/07/27 .......... 586 584,168
SS&C Technologies Holdings, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 04/16/25 ................. 187 186,849
SS&C Technologies Holdings, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 04/16/25 ................. 177 176,402
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76%, 05/04/26 130 129,163
(3-mo. CME Term SOFR + 3.75%),
9.22%, 05/04/26 ............... 233 232,265
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 5.25%), 10.76%
,
 05/03/27 ......... 389 387,990
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 9.09%
,
 07/20/28 .. 77 75,941
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/28/30 ................. 241 240,876
13,365,785
Specialty Retail — 0.2%
(a)
EG Group Ltd., Facility Term Loan
(1-mo. CME Term SOFR + 4.00%),
9.43%, 02/07/25 ............... 292 287,308
(1-mo. LIBOR USD at 0.50% Floor and
0.50% Cap + 4.25%), 9.67%, 03/31/26 288 287,619
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.00%),
9.43%
,
 05/04/28 ................. 619 616,559
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Cap + 3.75%),
9.17%
,
 02/11/28 ................. 546 544,005
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 08/04/28 ................. 356 355,716
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.93%, 10/20/28 120 115,117
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%, 10/20/28 179 171,959
RVR Dealership Holdings LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.25%
,
 02/08/28
(f)
. 47 41,384
2,419,667
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.42%
,
 07/23/26
(a)
............... 263 173,733
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (3-mo. LIBOR
USD at 0.50% Floor + 3.00%), 8.42% -
8.54%
,
 02/20/29 ................. USD 201 $ 201,572
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.07%
,
 03/08/30
(f)
......... 116 113,795
315,367
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(1-mo. CME Term SOFR + 2.25%),
7.68%
,
 05/19/28 ................. 287 286,639
Core & Main LP, Term Loan B, (6-mo.
CME Term SOFR + 2.50%), 7.69% -
7.92%
,
 07/27/28 ................. 576 573,825
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%, 06/02/28 317 313,297
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%, 06/02/28 370 365,648
TMK Hawk Parent Corp., Term Loan A, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 7.50%), 13.17%
,
 05/30/24
(f)
..... 233 230,657
TMK Hawk Parent Corp., Term Loan B, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 3.50%), 9.17%
,
 08/28/24
(f)
...... 731 467,893
2,237,959
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.18%, 09/22/28 227 225,172
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32%, 09/22/28 174 173,832
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 6.25%), 11.67%
,
 12/15/26
(f)
......... 177 175,378
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.64%
,
 03/17/30 ................. 78 75,120
649,502
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 3.25%),
8.98%
,
 05/28/24 ................. 208 186,562
Digicel International Work Fee, Term Loan,
01/01/38
(p)
..................... 9 8,064
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.18%
,
 04/30/28 .. 334 333,332
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 7.17%
,
 04/11/25 .. 283 282,624
810,582
Total Floating Rate Loan Interests — 13.8%
(Cost: $146,528,084) ............................. 144,019,713
Foreign Agency Obligations
Chile — 0.1%
Empresa Nacional del Petroleo
3.45%, 09/16/31
(h)
................ 360 287,507
6.15%, 05/10/33
(b)
................ 290 276,982
564,489

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China — 0.0%
Industrial & Commercial Bank of China Ltd., (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(a)(h)(i)
.. USD 270 $ 247,774
Colombia — 0.0%
Ecopetrol SA, 4.13%
,
01/16/25 ......... 496 477,757
India — 0.0%
(h)
Export-Import Bank of India, 3.38%
,
08/05/26 200 188,008
Power Finance Corp. Ltd., 3.95%
,
04/23/30 . 300 259,533
447,541
Indonesia — 0.1%
(h)
Pertamina Persero PT
3.65%, 07/30/29 ................. 255 227,036
2.30%, 02/09/31 ................. 366 283,610
4.18%, 01/21/50 ................. 200 139,448
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 4.38%
,
02/05/50 200 135,746
785,840
Mexico — 0.2%
Comision Federal de Electricidad, 4.88%
,
01/15/24
(h)
..................... 591 586,048
Petroleos Mexicanos
3.75%, 02/21/24
(h)
................ EUR 135 140,498
4.25%, 01/15/25 ................. USD 316 300,844
5.35%, 02/12/28 ................. 140 113,295
8.75%, 06/02/29 ................. 570 502,759
5.95%, 01/28/31 ................. 671 477,752
6.70%, 02/16/32 ................. 388 287,314
2,408,510
Morocco — 0.0%
OCP SA
(h)
3.75%, 06/23/31 ................. 223 175,478
5.13%, 06/23/51 ................. 333 219,657
395,135
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 225 164,063
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%
,
07/15/25
(h)
..................... 555 538,256
United Arab Emirates — 0.1%
DP World Crescent Ltd., 3.75%
,
01/30/30
(h)
. 635 566,852
Total Foreign Agency Obligations — 0.6%
(Cost: $7,063,293) .............................. 6,596,217
Foreign Government Obligations
Bahrain — 0.1%
Kingdom of Bahrain
(h)
5.45%, 09/16/32 ................. 381 330,792
7.50%, 09/20/47 ................. 334 295,326
626,118
Chile — 0.1%
Republic of Chile, 4.34%
,
03/07/42 ....... 610 491,764
Colombia — 0.3%
Republic of Colombia
4.50%, 01/28/26 ................. 765 730,537
3.88%, 03/22/26 ................. EUR 170 173,041
3.88%, 04/25/27 ................. USD 492 446,928
3.13%, 04/15/31 ................. 1,236 912,786
Security
Par (000)
Par (000) Value
Colombia (continued)
8.00%, 04/20/33 ................. USD 571 $ 564,131
2,827,423
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(h)
.. 297 288,443
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88%, 01/29/26
(h)
................ 397 396,079
5.95%, 01/25/27
(h)
................ 564 545,072
4.50%, 01/30/30
(b)
................ 641 541,754
7.05%, 02/03/31
(b)
................ 213 205,453
4.88%, 09/23/32
(b)
................ 1,030 836,041
2,524,399
Egypt — 0.0%
Arab Republic of Egypt
(b)
8.50%, 01/31/47 ................. 301 160,198
7.50%, 02/16/61 ................. 335 168,167
328,365
Guatemala — 0.2%
Republic of Guatemala
5.25%, 08/10/29
(b)
................ 290 266,817
7.05%, 10/04/32
(b)
................ 565 566,978
3.70%, 10/07/33
(h)
................ 532 407,118
6.60%, 06/13/36
(b)
................ 290 278,400
4.65%, 10/07/41
(b)
................ 716 526,998
2,046,311
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. 100 99,750
5.25%, 06/16/29
(b)
................ 596 568,787
668,537
India — 0.0%
(h)
Bharat Petroleum Corp. Ltd., 4.00%
,
05/08/25 200 193,484
Indian Railway Finance Corp. Ltd., 3.84%
,
12/13/27 ...................... 200 184,492
377,976
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/27
(b)
................ 310 298,564
2.55%, 06/09/31
(h)
................ 200 162,732
Republic of Indonesia
4.10%, 04/24/28 ................. 609 574,147
6.75%, 01/15/44
(h)
................ 500 540,875
4.75%, 07/18/47
(h)
................ 200 170,702
5.45%, 09/20/52 ................. 225 206,649
1,953,669
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
(h)
6.38%, 03/03/28 ................. 1,047 977,270
5.88%, 10/17/31 ................. EUR 200 174,353
1,151,623
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. USD 520 480,859
2.66%, 05/24/31 ................. 746 588,885
6.35%, 02/09/35 ................. 200 195,278
6.34%, 05/04/53 ................. 200 181,500
1,446,522
Mongolia — 0.0%
State of Mongolia, 3.50%
,
07/07/27
(h)
..... 200 167,092

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Morocco — 0.1%
Kingdom of Morocco
2.38%, 12/15/27
(h)
................ USD 329 $ 281,832
5.95%, 03/08/28
(b)
................ 311 305,890
587,722
Nigeria — 0.1%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 360 307,995
7.63%, 11/28/47
(h)
................ 538 356,258
664,253
Oman — 0.1%
(h)
Oman Government Bond
6.50%, 03/08/47 ................. 563 501,661
6.75%, 01/17/48 ................. 673 616,811
Oman Sovereign Sukuk SAOC, 4.40%
,
06/01/24 ...................... 309 304,257
1,422,729
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26
(h)
200 102,844
Panama — 0.2%
Republic of Panama
3.88%, 03/17/28 ................. 272 249,742
3.16%, 01/23/30 ................. 1,452 1,216,979
6.85%, 03/28/54 ................. 510 473,362
1,940,083
Paraguay — 0.0%
Republic of Paraguay, 5.60%
,
03/13/48
(h)
... 237 191,657
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ................. 553 451,851
1.86%, 12/01/32 ................. 1,054 759,438
1,211,289
Philippines — 0.0%
Republic of Philippines, 3.70%
,
03/01/41 ... 200 150,164
Poland — 0.1%
Republic of Poland
4.88%, 10/04/33 ................. 286 265,156
4.25%, 02/14/43
(h)
................ EUR 176 171,875
5.50%, 04/04/53 ................. USD 437 394,427
831,458
Romania — 0.2%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 296 287,434
2.88%, 03/11/29
(h)
................ EUR 616 569,148
2.50%, 02/08/30
(h)
................ 649 560,932
2.12%, 07/16/31
(h)
................ 763 596,525
2,014,039
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(h)
................ USD 691 658,357
5.00%, 01/18/53
(b)
................ 633 524,612
1,182,969
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(h)
.... 351 280,997
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 487 416,965
5.88%, 04/20/32 ................. 469 398,204
Security
Par (000)
Par (000) Value
South Africa (continued)
5.00%, 10/12/46 ................. USD 775 $ 477,997
1,293,166
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka,
6.35%
,
06/28/24
(d)(h)(l)
.............. 319 150,970
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 5.95%
,
01/14/31
(b)
..................... 270 266,490
Ukraine — 0.1%
Ukraine Government Bond
(d)(l)
7.75%, 09/01/25
(h)
................ 345 112,987
8.99%, 02/01/26
(h)
................ 525 166,162
7.25%, 03/15/35
(b)
................ 837 218,876
498,025
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 6.09%
,
03/19/34
(h)
250 249,687
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 609 621,552
Total Foreign Government Obligations — 2.7%
(Cost: $29,877,096) .............................. 28,558,336
Shares
Shares
Investment Companies
Invesco Senior Loan ETF ............. 155,000 3,253,450
iShares 0-5 Year High Yield Corporate Bond
ETF
(q)
........................ 530,200 21,754,106
iShares Floating Rate Bond ETF
(q)
....... 308,079 15,678,140
Total Investment Companies — 3.9%
(Cost: $43,579,463) .............................. 40,685,696
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (1-mo. CME
Term SOFR at 0.19% Floor + 0.49%),
5.81%, 09/25/46
(a)
.............. 1,299 1,192,706
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 1,686 778,301
1,971,007
Commercial Mortgage-Backed Securities — 0.8%
(a)
BX Commercial Mortgage Trust, Series 2019-
XL, Class G, (1-mo. CME Term SOFR at
2.41% Floor + 2.41%), 7.75%, 10/15/36
(b)
2,550 2,508,038
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.28%, 10/10/36
(b)
..... 1,000 768,260
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, 3.65%, 10/10/34
(b)
.......... 990 796,922
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 3.04%, 12/10/41
(b)
...... 1,343 917,285
Velocity Commercial Capital Loan Trust
(b)
Series 2019-3, Class M2, 3.28%, 10/25/49 1,995 1,746,834
Series 2019-3, Class M3, 3.38%, 10/25/49 603 500,273
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class C, 4.65%, 09/15/58 1,000 885,160
8,122,772

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.25%, 08/15/57 .......... USD 25,230 $ 1,096,129
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 8,700 155,002
1,251,131
Total Non-Agency Mortgage-Backed Securities — 1.1%
(Cost: $13,219,349) .............................. 11,344,910
Beneficial Interest
(000)
Other Interests
(r)
Capital Markets — 0.0%
Millennium Corp. Claim
(f)
.............. 418 —
Industrial Conglomerates — 0.0%
Millennium Corp. Claim
(f)
.............. 393 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.1%
Banks — 0.0%
PNC Financial Services Group, Inc. (The)
(a)(i)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 124 113,956
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 107 91,722
205,678
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(a)(i)
... 87 80,564
Consumer Finance — 0.5%
(a)(i)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... 7,350 5,043,866
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . 61 52,131
5,095,997
Electric Utilities — 0.4%
(a)(i)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 4,771 4,209,056
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 56 47,862
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................ 109 106,755
4,363,673
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(i)
..................... 108 98,550
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP
(a)(i)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ...................... USD 133 $ 122,207
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ...................... 2,070 1,784,694
1,906,901
Total Capital Trusts — 1.1%
(Cost: $15,090,161) .............................. 11,751,363
Shares
Shares
Preferred Stocks — 0.0%
Wireless Telecommunication Services
— 0.0%
L igado Networks LLC, (Acquired 04 / 08 /15-
12/15/15, cost $56,990)
(d)(e)
.......... 58,206 390
Total Preferred Stocks — 0.0%
(Cost: $56,990) ................................ 390
Total Preferred Securities — 1.1%
(Cost: $15,147,151) .............................. 11,751,753
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 19.3%
Uniform Mortgage-Backed Securities
(s)
3.50%, 10/25/53 ................. 56,000 48,155,625
4.50%, 10/25/53 ................. 166,000 152,408,750
Total U.S. Government Sponsored Agency Securities — 19.3%
(Cost: $205,729,305) ............................. 200,564,375
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(d)
(f)
............................ 743 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(d)
.... 495 10,548
Total Warrants — 0.0%
(Cost: $—) .................................... 10,548
Total Long-Term Investments — 107.7%
(Cost: $1,184,806,438) ........................... 1,121,852,915

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
61
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.23%
(q)(t)
................. 5,967,132 $ 5,967,132
Total Money Market Funds — 0.6%
(Cost: $5,967,132) .............................. 5,967,132
Par (000)
Pa r (000)
U.S. Treasury Obligations — 9.7%
U.S. Treasury Bills
(u)
5.35%, 11/09/23 ................. USD 1,100 1,093,852
5.34%, 11/14/23 ................. 479 475,975
5.35%, 11/16/23 ................. 94,000 93,377,838
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
5.33%, 11/24/23 ................. USD 6,000 $ 5,953,106
Total U.S. Treasury Obligations — 9.7%
(Cost: $100,887,856) ............................. 100,900,771
Total Short-Term Securities — 10.3%
(Cost: $106,854,988) ............................. 106,867,903
Total Options Purchased — 0.1%
( Cost: $1,690,742 ) .............................. 1,309,836
Total Investments Before Options Written — 118.1%
(Cost: $1,293,352,168 ) ........................... 1,230,030,654
Total Options Written — (0.0)%
(Premium Received — $(516,514)) ................... (247,028)
Total Investments Net of Options Written — 118.1%
(Cost: $1,292,835,654 ) ........................... 1,229,783,626
Liabilities in Excess of Other Assets — (18.1)% ........... (188,706,541)
Net Assets — 100.0% ..............................
$ 1,041,077,085
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $241,674, representing less than 0.05% of its net assets as of period end, and an original cost of $385,379.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)
Perpetual security with no stated maturity date.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Affiliate of the Fund.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Represents or includes a TBA transaction.
(t)
Annualized 7-day yield as of period end.
(u)
Rates are discount rates or a range of discount rates as of period end.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
62
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 101,941,923 $ — $ (95,974,791)
(a)
$ — $ — $ 5,967,132 5,967,132 $ 2,845,353 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF ...... 21,176,188 — — — 577,918 21,754,106 530,200 1,400,196 —
iShares Floating Rate Bond ETF 15,487,132 — — — 191,008 15,678,140 308,079 785,315 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... — 2,532,516 (2,590,701) 58,185 — — — 26,971 —
$ 58,185 $ 768,926 $ 43,399,378 $ 5,057,835 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
63
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 514 12/19/23 $ 55,520 $ (1,172,120)
U.S. Treasury 10-Year Ultra Note ............................................... 174 12/19/23 19,406 (614,799)
U.S. Treasury Long Bond ..................................................... 501 12/19/23 57,036 (3,224,515)
U.S. Treasury Ultra Bond ..................................................... 199 12/19/23 23,656 (1,640,013)
U.S. Treasury 2-Year Note .................................................... 376 12/29/23 76,213 (268,487)
U.S. Treasury 5-Year Note .................................................... 3,363 12/29/23 354,218 (2,347,880)
(9,267,814)
Short Contracts
Russell 2000 E-Mini Index .................................................... 197 12/15/23 17,716 485,766
U.S. Treasury 10-Year Note ................................................... 1,243 12/19/23 134,263 2,667,567
U.S. Treasury 10-Year Ultra Note ............................................... 374 12/19/23 41,713 915,802
U.S. Treasury Long Bond ..................................................... 531 12/19/23 60,451 3,422,294
U.S. Treasury Ultra Bond ..................................................... 644 12/19/23 76,556 5,303,583
U.S. Treasury 2-Year Note .................................................... 821 12/29/23 166,413 551,627
U.S. Treasury 5-Year Note .................................................... 31 12/29/23 3,265 25,780
13,372,419
$ 4,104,605
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 11,251 CHF 10,000 JPMorgan Chase Bank NA 10/17/23 $ 310
USD 3,809,564 EUR 3,550,000 Deutsche Bank AG 10/17/23 54,133
USD 42,469 EUR 40,000 Goldman Sachs International 10/17/23 154
USD 42,582 EUR 40,000 UBS AG 10/17/23 267
USD 112,307 GBP 90,000 Goldman Sachs International 10/17/23 2,489
USD 142,834 EUR 132,453 BNP Paribas SA 12/14/23 2,322
USD 2,508,751 EUR 2,328,621 JPMorgan Chase Bank NA 12/14/23 38,431
USD 688,849 EUR 643,000 UBS AG 12/20/23 6,455
USD 102,779 GBP 83,000 Barclays Bank plc 12/20/23 1,453
106,014
EUR 120,000 USD 128,920 Bank of America NA 10/17/23 (1,976)
EUR 90,000 USD 96,671 BNP Paribas SA 10/17/23 (1,463)
EUR 130,000 USD 138,271 Morgan Stanley & Co. International plc 10/17/23 (748)
EUR 171,706 USD 184,256 Morgan Stanley & Co. International plc 12/14/23 (2,102)
(6,289)
$ 99,725
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 941 03/15/24 USD 95.50 USD 235,250 $ 217,606
Put
iShares Russell 2000 ETF ...................... 1,984 10/06/23 USD 171.00 USD 35,065 69,440
Invesco QQQ Trust Series 1 .................... 588 10/20/23 USD 360.00 USD 21,066 404,838

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
64
Derivative Financial Instruments Categorized by Risk Exposure
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares Russell 2000 ETF ...................... 1,319 10/20/23 USD 180.00 USD 23,312 $ 617,952
1,092,230
$ 1,309,836
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 941 03/15/24 USD 97.00 USD 235,250 $ (70,575)
Put
iShares Russell 2000 ETF ....................... 1,984 10/06/23 USD 165.00 USD 35,065 (12,896)
Invesco QQQ Trust Series 1 ..................... 588 10/20/23 USD 320.00 USD 21,066 (24,402)
iShares Russell 2000 ETF ....................... 1,319 10/20/23 USD 170.00 USD 23,312 (139,155)
(176,453)
$ (247,028)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Options Written ................................................... N/A N/A $ 315,297 $ (45,811) $ (247,028)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 485,766 $ — $ 12,886,653 $ — $ 13,372,419
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 106,014 — — 106,014
Options purchased
Investments at value — unaffiliated
(b)
............ — — 1,092,230 — 217,606 — 1,309,836
$ — $ — $ 1,577,996 $ 106,014 $ 13,104,259 $ — $ 14,788,269
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 9,267,814 $ — $ 9,267,814
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 6,289 — — 6,289
Options written
Options written at value ..................... — — 176,453 — 70,575 — 247,028
$ — $ — $ 176,453 $ 6,289 $ 9,338,389 $ — $ 9,521,131
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
65
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (3,216,078) $ — $ (1,447,358) $ — $ (4,663,436)
Forward foreign currency exchange contracts .... — — — (379,031) — — (379,031)
Options purchased
(a)
..................... — (8,035) (5,227,911) — — — (5,235,946)
Options written ........................ — 121 2,695,254 — 3,415,436 — 6,110,811
Swaps .............................. — (2,006,774) — — (13,410,173) — (15,416,947)
$ — $ (2,014,688) $ (5,748,735) $ (379,031) $ (11,442,095) $ — $ (19,584,549)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 485,766 $ — $ 9,775,300 $ — $ 10,261,066
Forward foreign currency exchange contracts .... — — — (534,941) — — (534,941)
Options purchased
(b)
..................... — 5,948 172,779 — (561,006) — (382,279)
Options written ........................ — (317) 86,461 — 3,004,147 — 3,090,291
Swaps .............................. — 4,563,771 — — — — 4,563,771
$ — $ 4,569,402 $ 745,006 $ (534,941) $ 12,218,441 $ — $ 16,997,908
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 569,960,538
Average notional value of contracts — short ................................................................................. $ 657,558,440
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 6,817,404
Average amounts sold — in USD ........................................................................................ $ 699,020
Options
Average value of option contracts purchased ................................................................................ $ 816,986
Average value of option contracts written ................................................................................... $ 158,810
Average notional value of swaption contracts purchased ......................................................................... $ —
(a)
Average notional value of swaption contracts written ........................................................................... $ —
(a)
Credit default swaps
Average notional value — sell protection ................................................................................... $ 9,407
Interest rate swaps
Average notional value — receives fixed rate ................................................................................ $ 135,000,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,027,796 $ 960,301
Forward foreign currency exchange contracts ................................................................. 106,014 6,289
Options
(a)
......................................................................................... 1,309,836 247,028
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,443,646 $ 1,213,618
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,337,632) (1,207,329)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 106,014 $ 6,289
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
66
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 1,453 $ — $ — $ — $ 1,453
BNP Paribas SA ................................. 2,322 (1,463) — — 859
Deutsche Bank AG ............................... 54,133 — — — 54,133
Goldman Sachs International ........................ 2,643 — — — 2,643
JPMorgan Chase Bank NA .......................... 38,741 — — — 38,741
UBS AG ...................................... 6,722 — — — 6,722
$ 106,014 $ (1,463) $ — $ — $ 104,551
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 1,976 $ — $ — $ — $ 1,976
BNP Paribas SA ................................. 1,463 (1,463) — — —
Morgan Stanley & Co. International plc .................. 2,850 — — — 2,850
$ 6,289 $ (1,463) $ — $ — $ 4,826
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 269,106,144 $ — $ 269,106,144
Common Stocks
Capital Markets ........................................ — 87,956 — 87,956
Chemicals ............................................ 29,964 — — 29,964
Construction & Engineering ................................ — 12,083 — 12,083
Energy Equipment & Services .............................. — — — —
Financial Services ...................................... 17,261 — — 17,261
Hotels, Restaurants & Leisure .............................. 68,403 — — 68,403
IT Services ........................................... 7,141 — — 7,141
Machinery ............................................ — 3 — 3
Media ............................................... — — 153,328 153,328
Metals & Mining ........................................ 96,770 — — 96,770
Pharmaceuticals ....................................... 74,168 — — 74,168
Professional Services .................................... — 217,170 — 217,170
Software ............................................. 49,409 — — 49,409
Corporate Bonds
Aerospace & Defense .................................... — 4,079,470 — 4,079,470
Air Freight & Logistics .................................... — 98,931 — 98,931
Automobile Components .................................. — 3,216,906 — 3,216,906
Automobiles .......................................... — 6,875,761 — 6,875,761
Banks ............................................... — 96,015,326 — 96,015,326

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
67
Level 1 Level 2 Level 3 Total
Beverages ........................................... $ — $ 804,258 $ — $ 804,258
Broadline Retail ........................................ — 754,826 — 754,826
Building Products ....................................... — 871,499 — 871,499
Capital Markets ........................................ — 24,760,981 — 24,760,981
Chemicals ............................................ — 6,149,943 — 6,149,943
Commercial Services & Supplies ............................. — 4,400,657 — 4,400,657
Communications Equipment ................................ — 516,705 — 516,705
Construction & Engineering ................................ — 2,096,860 — 2,096,860
Consumer Finance ...................................... — 17,138,476 — 17,138,476
Consumer Staples Distribution & Retail ........................ — 893,673 — 893,673
Containers & Packaging .................................. — 3,352,098 — 3,352,098
Distributors ........................................... — 183,786 — 183,786
Diversified Consumer Services .............................. — 571,168 — 571,168
Diversified REITs ....................................... — 7,494,888 — 7,494,888
Diversified Telecommunication Services ........................ — 18,271,276 — 18,271,276
Electric Utilities ........................................ — 13,848,577 — 13,848,577
Electrical Equipment ..................................... — 665,018 — 665,018
Electronic Equipment, Instruments & Components ................. — 163,591 — 163,591
Energy Equipment & Services .............................. — 3,696,076 — 3,696,076
Entertainment ......................................... — 583,603 — 583,603
Financial Services ...................................... — 12,328,916 — 12,328,916
Food Products ......................................... — 3,196,589 — 3,196,589
Gas Utilities ........................................... — 379,457 — 379,457
Ground Transportation ................................... — 1,335,960 — 1,335,960
Health Care Equipment & Supplies ........................... — 1,160,401 — 1,160,401
Health Care Providers & Services ............................ — 11,103,555 — 11,103,555
Health Care REITs ...................................... — 165,289 — 165,289
Hotel & Resort REITs .................................... — 345,328 — 345,328
Hotels, Restaurants & Leisure .............................. — 9,428,472 — 9,428,472
Household Durables ..................................... — 7,033,482 — 7,033,482
Household Products ..................................... — 104,648 — 104,648
Independent Power and Renewable Electricity Producers ............ — 493,110 — 493,110
Industrial Conglomerates .................................. — 1,466,690 — 1,466,690
Insurance ............................................ — 3,413,836 — 3,413,836
Interactive Media & Services ............................... — 914,750 — 914,750
IT Services ........................................... — 1,941,357 — 1,941,357
Leisure Products ....................................... — 99,492 — 99,492
Life Sciences Tools & Services .............................. — 629,923 — 629,923
Machinery ............................................ — 3,191,306 — 3,191,306
Media ............................................... — 11,330,188 — 11,330,188
Metals & Mining ........................................ — 6,080,657 — 6,080,657
Mortgage Real Estate Investment Trusts (REITs) .................. — 89,860 — 89,860
Oil, Gas & Consumable Fuels ............................... — 30,069,923 — 30,069,923
Passenger Airlines ...................................... — 1,866,299 — 1,866,299
Personal Care Products .................................. — 122,859 — 122,859
Pharmaceuticals ....................................... — 4,884,985 — 4,884,985
Professional Services .................................... — 604,027 — 604,027
Real Estate Management & Development ....................... — 2,086,585 — 2,086,585
Retail REITs .......................................... — 285,137 — 285,137
Semiconductors & Semiconductor Equipment .................... — 11,293,664 — 11,293,664
Software ............................................. — 11,283,833 — 11,283,833
Specialized REITs ...................................... — 21,290,612 — 21,290,612
Specialty Retail ........................................ — 9,572,987 — 9,572,987
Technology Hardware, Storage & Peripherals .................... — 225,794 — 225,794
Textiles, Apparel & Luxury Goods ............................ — 900,450 — 900,450
Tobacco ............................................. — 10,823,899 — 10,823,899
Trading Companies & Distributors ............................ — 1,820,944 — 1,820,944
Transportation Infrastructure ............................... — 449,701 — 449,701
Wireless Telecommunication Services ......................... — 7,026,826 — 7,026,826
Fixed Rate Loan Interests .................................. — 55,423 — 55,423
Floating Rate Loan Interests
Aerospace & Defense .................................... — 4,258,137 — 4,258,137
Automobile Components .................................. — 969,161 — 969,161
Automobiles .......................................... — 287,742 — 287,742
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
68
Level 1 Level 2 Level 3 Total
Beverages ........................................... $ — $ 1,625,638 $ — $ 1,625,638
Broadline Retail ........................................ — 1,941,757 283,208 2,224,965
Building Products ....................................... — 2,041,329 — 2,041,329
Capital Markets ........................................ — 3,681,961 — 3,681,961
Chemicals ............................................ — 5,871,558 287,362 6,158,920
Commercial Services & Supplies ............................. — 5,034,324 — 5,034,324
Communications Equipment ................................ — 505,934 — 505,934
Construction & Engineering ................................ — 1,558,014 — 1,558,014
Construction Materials .................................... — 1,543,710 — 1,543,710
Consumer Staples Distribution & Retail ........................ — 359,773 — 359,773
Containers & Packaging .................................. — 1,866,264 — 1,866,264
Distributors ........................................... — 413,959 — 413,959
Diversified Consumer Services .............................. — 3,813,252 — 3,813,252
Diversified REITs ....................................... — 263,074 — 263,074
Diversified Telecommunication Services ........................ — 4,668,647 — 4,668,647
Electrical Equipment ..................................... — 572,067 — 572,067
Electronic Equipment, Instruments & Components ................. — 289,584 — 289,584
Energy Equipment & Services .............................. — 63,925 12,016 75,941
Entertainment ......................................... — 6,703,817 — 6,703,817
Financial Services ...................................... — 5,579,717 70,734 5,650,451
Food Products ......................................... — 4,197,044 — 4,197,044
Ground Transportation ................................... — 1,249,392 — 1,249,392
Health Care Equipment & Supplies ........................... — 2,634,360 215,002 2,849,362
Health Care Providers & Services ............................ — 3,149,280 — 3,149,280
Health Care Technology .................................. — 2,313,483 — 2,313,483
Hotels, Restaurants & Leisure .............................. — 8,098,225 — 8,098,225
Household Durables ..................................... — 2,351,945 — 2,351,945
Independent Power and Renewable Electricity Producers ............ — 629,824 — 629,824
Insurance ............................................ — 5,632,700 — 5,632,700
Interactive Media & Services ............................... — 1,868,396 — 1,868,396
IT Services ........................................... — 3,989,607 — 3,989,607
Leisure Products ....................................... — 506,087 — 506,087
Life Sciences Tools & Services .............................. — 3,151,050 — 3,151,050
Machinery ............................................ — 6,435,303 — 6,435,303
Media ............................................... — 3,806,501 206,441 4,012,942
Oil, Gas & Consumable Fuels ............................... — 1,670,792 — 1,670,792
Passenger Airlines ...................................... — 3,726,056 — 3,726,056
Personal Care Products .................................. — 1,255,380 2,881,790 4,137,170
Pharmaceuticals ....................................... — 2,348,849 294,497 2,643,346
Professional Services .................................... — 5,672,340 — 5,672,340
Real Estate Management & Development ....................... — 572,304 — 572,304
Semiconductors & Semiconductor Equipment .................... — 623,806 — 623,806
Software ............................................. — 13,100,873 264,912 13,365,785
Specialty Retail ........................................ — 2,378,283 41,384 2,419,667
Technology Hardware, Storage & Peripherals .................... — 173,733 — 173,733
Textiles, Apparel & Luxury Goods ............................ — 201,572 113,795 315,367
Trading Companies & Distributors ............................ — 1,539,409 698,550 2,237,959
Transportation Infrastructure ............................... — 474,124 175,378 649,502
Wireless Telecommunication Services ......................... — 810,582 — 810,582
Foreign Agency Obligations ................................. — 6,596,217 — 6,596,217
Foreign Government Obligations .............................. — 28,558,336 — 28,558,336
Investment Companies .................................... 40,685,696 — — 40,685,696
Non-Agency Mortgage-Backed Securities ........................ — 11,344,910 — 11,344,910
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 11,751,363 — 11,751,363
U.S. Government Sponsored Agency Securities .................... — 200,564,375 — 200,564,375
Warrants .............................................. 10,548 — — 10,548
Short-Term Securities
Money Market Funds ...................................... 5,967,132 — — 5,967,132
U.S. Treasury Obligations ................................... — 100,900,771 — 100,900,771
Options Purchased
Equity contracts .......................................... 1,092,230 — — 1,092,230
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
September 30, 2023
BlackRock Income Fund
Schedules of Investments
69
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Interest rate contracts ...................................... $ 217,606 $ — $ — $ 217,606
$ 48,316,328 $ 1,176,015,539 $ 5,698,397 $ 1,230,030,264
Investments valued at NAV
(a)
...................................... 390
$ 1,230,030,654
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 485,766 $ — $ — $ 485,766
Foreign currency exchange contracts ............................ — 106,014 — 106,014
Interest rate contracts ....................................... 12,886,653 — — 12,886,653
Liabilities
Equity contracts ........................................... (176,453) — — (176,453)
Foreign currency exchange contracts ............................ — (6,289) — (6,289)
Interest rate contracts ....................................... (9,338,389) — — (9,338,389)
$ 3,857,577 $ 99,725 $ — $ 3,957,302
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities

September 30, 2023
2023
BlackRock Annual Report to Shareholders
70
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 499,013,617 $ 522,928,898 $ 1,186,631,276
Investments, at value — affiliated
(b)
............................................................ 1,612,082 2,870,571 43,399,378
Cash   ............................................................................... 63,258 — 974,267
Cash pledged:
Collateral — OTC derivatives .............................................................. 720,000 607,000 —
Futures contracts ...................................................................... 863,310 613,000 14,641,000
Centrally cleared swaps .................................................................. 393,000 473,000 6,582
Foreign currency, at value
(c)
................................................................. — — 3,302,648
Receivables: – – –
Investments sold ...................................................................... 687,075 958,586 5,012,036
Swaps   ............................................................................ — 261 —
TBA sale commitments .................................................................. 41,930,735 141,222,974 —
Capital shares sold ..................................................................... 933,898 766,680 1,826,336
Dividends — unaffiliated ................................................................. — — 23,140
Dividends — affiliated ................................................................... 7,237 12,551 38,239
Interest — unaffiliated ................................................................... 905,374 1,542,957 10,737,061
From the Manager ..................................................................... 10,296 30,566 6,883
Variation margin on futures contracts ......................................................... 5,156 — 1,027,796
Variation margin on centrally cleared swaps .................................................... 31,158 37,604 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 106,014
Prepaid expenses ....................................................................... 60,190 96,891 90,789
Total assets ...........................................................................
547,236,386 672,161,539 1,267,823,445
LIABILITIES
Bank overdraft .......................................................................... — 316,387 —
Cash received:
Collateral — TBA commitments ............................................................. — 1,305,000 —
Options written, at value
(d)
.................................................................. 978,585 1,143,334 247,028
TBA sale commitments, at value
(e)
............................................................ 41,027,298 138,053,030 —
Reverse repurchase agreements, at value ....................................................... — 36,577,694 —
Payables: – – –
Investments purchased .................................................................. 189,586,917 150,015,079 215,675,182
Accounting services fees ................................................................. 24,072 28,113 134,549
Administration fees ..................................................................... 11,240 5,146 37,128
Proxy fees ........................................................................... 7,909 10,761 32,099
Capital shares redeemed ................................................................. 816,645 613,520 7,648,437
Custodian fees ........................................................................ 7,346 25,920 45,951
Income dividend distributions .............................................................. 175,304 460,716 568,186
Investment advisory fees ................................................................. 29,812 — 345,895
Trustees' and Officer's fees ............................................................... — — 785
Other affiliate fees ..................................................................... — 1,242 382
Professional fees ...................................................................... 58,628 87,604 101,464
Registration fees ...................................................................... 7 44 9,305
Service and distribution fees ............................................................... 26,639 55,542 47,392
Transfer agent fees .................................................................... 96,986 205,880 861,115
Other accrued expenses ................................................................. 27,203 57,473 24,872
Variation margin on futures contracts ......................................................... 77,869 56,555 960,301
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 6,289
Total liabilities ..........................................................................
232,952,460 329,019,040 226,746,360
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 314,283,926 $ 343,142,499 $ 1,041,077,085

Statements of Assets and Liabilities
(continued)
September 30, 2023
71
Financial Statements
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 481,245,172 $ 484,830,025 $ 1,498,113,130
Accumulated loss ....................................................................... (166,961,246) (141,687,526) (457,036,045)
NET ASSETS ..........................................................................
$ 314,283,926 $ 343,142,499 $ 1,041,077,085
(a)
  Investments, at cost — unaffiliated .......................................................... $ 543,580,643 $ 571,535,882 $ 1,247,056,244
(b)
  Investments, at cost — affiliated ............................................................ $ 1,612,082 $ 2,870,571 $ 46,295,924
(c)
  Foreign currency, at cost ................................................................. $ — $ — $ 3,343,938
(d)
  Premiums received .................................................................... $ 654,765 $ 762,867 $ 516,514
(e)
  Proceeds received from TBA sale commitments ................................................. $ 41,930,735 $ 141,222,974 $ —

Statements of Assets and Liabilities
(continued)
September 30, 2023
2023
BlackRock Annual Report to Shareholders
72
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
NET ASSET VALUE
Institutional
Net assets ...........................................................................
$ 147,547,591 $ 117,738,546 $ 690,546,620
Shares outstanding ....................................................................
19,599,919 13,580,549 80,360,789
Net asset value .......................................................................
$ 7.53 $ 8.67 $ 8.59
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Investor A
Net assets ...........................................................................
$ 81,708,720 $ 205,184,722 $ 155,383,256
Shares outstanding ....................................................................
10,808,036 23,611,223 18,083,145
Net asset value .......................................................................
$ 7.56 $ 8.69 $ 8.59
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Investor C
Net assets ...........................................................................
$ 7,034,497 $ 5,746,586 $ 15,839,783
Shares outstanding ....................................................................
934,577 662,414 1,842,247
Net asset value .......................................................................
$ 7.53 $ 8.68 $ 8.60
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Class K
Net assets ...........................................................................
$ 77,993,118 $ 11,252,226 $ 179,307,426
Shares outstanding ....................................................................
10,393,663 1,297,757 20,866,897
Net asset value .......................................................................
$ 7.50 $ 8.67 $ 8.59
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Class R
Net assets ...........................................................................
$ — $ 3,220,419 $ —
Shares outstanding ....................................................................
— 370,583 —
Net asset value .......................................................................
$ — $ 8.69 $ —
Shares authorized .....................................................................
— Unlimited —
Par value ...........................................................................
$ — $ 0.001 $ —

Statements of Operations
Year Ended September 30, 2023
73
Financial Statements
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ — $ — $ 111,052
Dividends — affiliated ................................................................... 95,552 738,395 5,057,835
Interest — unaffiliated ................................................................... 13,383,496 20,863,061 74,259,901
Total investment income ...................................................................
13,479,048 21,601,456 79,428,788
EXPENSES
Investment advisory .................................................................... 1,186,409 1,663,164 6,222,494
Service and distribution — class specific ...................................................... 309,591 680,807 588,134
Transfer agent — class specific ............................................................ 305,036 731,346 2,090,244
Administration ....................................................................... 148,302 181,136 514,374
Professional ......................................................................... 112,957 156,757 186,233
Registration ......................................................................... 86,945 195,901 147,141
Accounting services .................................................................... 74,869 87,226 402,604
Administration — class specific ............................................................ 69,789 85,290 254,333
Printing and postage ................................................................... 26,565 81,123 52,189
Custodian ........................................................................... 23,460 65,412 149,349
Trustees and Officer .................................................................... 3,318 4,077 10,818
Miscellaneous ........................................................................ 58,151 82,871 126,978
Total expenses excluding interest expense .......................................................
2,405,392 4,015,110 10,744,891
Interest expense ...................................................................... 1,609,901 4,788,299 —
Total expenses .........................................................................
4,015,293 8,803,409 10,744,891
Less: – – –
Administration fees waived ............................................................... — (7,231) —
Administration fees waived by the Manager — class specific ......................................... (69,789) (85,187) (250,517)
Fees waived and/or reimbursed by the Manager ................................................. (421,030) (796,591) (531,676)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (167,472) (522,218) (1,557,608)
Total ex penses after fees waived and/or reimbursed ................................................
3,357,002 7,392,182 8,405,090
Net investment income ....................................................................
10,122,046 14,209,274 71,023,698
REALIZED AND UNREALIZED GAIN (LOSS) $ (11,567,820) $ (14,949,994) $ 29,531,578
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (24,894,827) $ (18,705,248) $ (88,173,653)
Investments — affiliated ............................................................... — — 58,185
Forward foreign currency exchange contracts ................................................. — 3,019 (379,031)
Foreign currency transactions ........................................................... — — 373,987
Futures contracts .................................................................... 1,793,197 (1,331,894) (4,663,436)
Options written ..................................................................... 2,059,278 2,791,936 6,110,811
Swaps   .......................................................................... (1,707,697) (2,276,077) (15,416,947)
(22,750,049) (19,518,264) (102,090,084)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 11,438,152 3,641,996 112,791,766
Investments — affiliated ............................................................... — — 768,926
Forward foreign currency exchange contracts ................................................. — (3,020) (534,941)
Foreign currency translations ............................................................ — — 678,273
Futures contracts .................................................................... (34,663) 1,125,557 10,261,066
Options written ..................................................................... 1,058,717 1,431,191 3,090,291
Swaps   .......................................................................... (1,279,977) (1,627,454) 4,563,771
Unfunded floating rate loan interests ....................................................... — — 2,510
11,182,229 4,568,270 131,621,662
Net realized and unrealized gain (loss) .........................................................
(11,567,820) (14,949,994) 29,531,578
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................
$ (1,445,774) $ (740,720) $ 100,555,276

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders
74
See notes to financial statements.
BlackRock GNMA Portfolio BlackRock Impact Mortgage Fund
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/23
Year Ended
09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 10,122,046 $ 6,487,277 $ 14,209,274 $ 9,221,415
Net realized loss ................................................ (22,750,049) (16,773,045) (19,518,264) (40,008,750)
Net change in unrealized appreciation (depreciation) ........................ 11,182,229 (60,904,335) 4,568,270 (60,306,226)
Net decrease in net assets resulting from operations ..........................
(1,445,774) (71,190,103) (740,720) (91,093,561)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
  Institutional ................................................... (5,710,194) (5,773,331) (5,126,984) (4,617,124)
  Investor A .................................................... (2,724,585) (2,324,490) (6,773,495) (4,549,119)
  Investor C .................................................... (178,293) (146,093) (162,032) (90,455)
  Class K ...................................................... (2,385,650) (1,136,070) (421,144) (325,694)
  Class R ...................................................... — — (90,797) (51,907)
Return of capital: – – – –
  Institutional ................................................... — — (711,915) (288,871)
  Investor A .................................................... — — (940,544) (284,617)
  Investor C .................................................... — — (22,499) (5,659)
  Class K ...................................................... — — (58,479) (20,377)
  Class R ...................................................... — — (12,608) (3,248)
Decrease in net assets resulting from distributions to shareholders .................
(10,998,722) (9,379,984) (14,320,497) (10,237,071)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................
(37,308,248) (119,814,560) (125,996,148) (86,076,455)
NET ASSETS
Total decrease in net assets .......................................... (49,752,744) (200,384,647) (141,057,365) (187,407,087)
Beginning of year ..................................................
364,036,670 564,421,317 484,199,864 671,606,951
End of year ......................................................
$ 314,283,926 $ 364,036,670 $ 343,142,499 $ 484,199,864
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
75
Financial Statements
See notes to financial statements.
BlackRock Income Fund
Year Ended
09/30/23
Year Ended
09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 71,023,698 $ 89,927,169
Net realized loss .................................................................................. (102,090,084) (295,465,607)
Net change in unrealized appreciation (depreciation) .......................................................... 131,621,662 (161,359,816)
Net increase (decrease) in net assets resulting from operations .....................................................
100,555,276 (366,898,254)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income and net realized gain:
  Institutional ..................................................................................... (39,122,208) (118,754,490)
  Investor A ...................................................................................... (6,882,877) (11,001,082)
  Investor C ...................................................................................... (651,727) (1,390,190)
  Class K ........................................................................................ (8,611,309) (20,340,450)
Return of capital: – –
  Institutional ..................................................................................... (11,498,073) —
  Investor A ...................................................................................... (2,022,888) —
  Investor C ...................................................................................... (191,544) —
  Class K ........................................................................................ (2,530,876) —
Decrease in net assets resulting from distributions to shareholders ...................................................
(71,511,502) (151,486,212)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(761,619,701) (979,194,690)
NET ASSETS
Total decrease in net assets ............................................................................ (732,575,927) (1,497,579,156)
Beginning of year ....................................................................................
1,773,653,012 3,271,232,168
End of year ........................................................................................
$ 1,041,077,085 $ 1,773,653,012
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
76
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.72%, 0.55% and 0.42%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Institutional
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 7.80  $ 9.35  $ 9.50  $ 9.46  $ 9.13
Net investment income
(a)
...................................
0 .24  0 .13  0 .09  0 .22  0 .27
Net realized and unrealized gain (loss) ..........................
( 0 .25 ) ( 1 .49 ) ( 0 .04 ) 0 .14  0 .41
Net increase (decrease) from investment operations .................. (0.01) (1.36) 0.05  0.36  0.68
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .26 ) ( 0 .19 ) ( 0 .20 ) ( 0 .32 ) ( 0 .35 )
Return of capital ......................................... —  —  —  —  ( 0 .00 )
(c)
Total distributions ......................................... (0.26) (0.19) (0.20) (0.32) (0.35)
Net asset value, end of year ................................. $ 7.53  $ 7.80  $ 9.35  $ 9.50  $ 9.46
Total Return
(d)
— — — — —
Based on net asset value .................................... (0.29)% (14.75)% 0.47% 3.86% 7.55%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
1.08% 0.79%
(f)
0.57% 0.65% 1.14%
Total expenses after fees waived and/or reimbursed ..................
0.88% 0.62%
(f)
0.43% 0.48% 0.95%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.42% 0.49%
(f)
0.43% 0.42% 0.42%
Net investment income .....................................
2.99% 1.43% 1.00% 2.28% 2.92%
Supplemental Data
Net assets, end of year (000) .................................. $ 147,548  $ 203,542  $ 363,815  $ 356,671  $ 264,811
Portfolio turnover rate
(g)
...................................... 983% 1,368% 1,443% 1,380% 1,482%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
680% 818% 859% 912% 947%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
77
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.98%, 0.80% and 0.67%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Investor A
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 7.84  $ 9.39  $ 9.54  $ 9.50  $ 9.17
Net investment income
(a)
...................................
0 .22  0 .11  0 .07  0 .19  0 .25
Net realized and unrealized gain (loss) ..........................
( 0 .26 ) ( 1 .49 ) ( 0 .05 ) 0 .15  0 .40
Net increase (decrease) from investment operations .................. (0.04) (1.38) 0.02  0.34  0.65
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .24 ) ( 0 .17 ) ( 0 .17 ) ( 0 .30 ) ( 0 .32 )
Return of capital ......................................... —  —  —  —  ( 0 .00 )
(c)
Total distributions ......................................... (0.24) (0.17) (0.17) (0.30) (0.32)
Net asset value, end of year ................................. $ 7.56  $ 7.84  $ 9.39  $ 9.54  $ 9.50
Total Return
(d)
— — — — —
Based on net asset value .................................... (0.65)% (14.89)% 0.23% 3.60% 7.27%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
1.34% 1.05%
(f)
0.84% 0.93% 1.43%
Total expenses after fees waived and/or reimbursed ..................
1.13% 0.87%
(f)
0.68% 0.73% 1.20%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.67% 0.74%
(f)
0.68% 0.67% 0.67%
Net investment income .....................................
2.74% 1.22% 0.76% 2.04% 2.67%
Supplemental Data
Net assets, end of year (000) .................................. $ 81,709  $ 97,871  $ 151,434  $ 161,035  $ 137,065
Portfolio turnover rate
(g)
...................................... 983% 1,368% 1,443% 1,380% 1,482%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
680% 818% 859% 912% 947%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
78
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.70%, 1.55% and 1.42%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Investor C
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 7.80  $ 9.35  $ 9.50  $ 9.46  $ 9.13
Net investment income
(a)
...................................
0 .16  0 .04  0 .01  0 .12  0 .18
Net realized and unrealized gain (loss) ..........................
( 0 .25 ) ( 1 .49 ) ( 0 .06 ) 0 .15  0 .40
Net increase (decrease) from investment operations .................. (0.09) (1.45) (0.05) 0.27  0.58
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .18 ) ( 0 .10 ) ( 0 .10 ) ( 0 .23 ) ( 0 .25 )
Return of capital ......................................... —  —  —  —  ( 0 .00 )
(c)
Total distributions ......................................... (0.18) (0.10) (0.10) (0.23) (0.25)
Net asset value, end of year ................................. $ 7.53  $ 7.80  $ 9.35  $ 9.50  $ 9.46
Total Return
(d)
— — — — —
Based on net asset value .................................... (1.28)% (15.60)% (0.53)% 2.83% 6.49%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
2.07% 1.77%
(f)
1.53% 1.63% 2.17%
Total expenses after fees waived and/or reimbursed ..................
1.88% 1.62%
(f)
1.43% 1.48% 1.95%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
1.42% 1.49%
(f)
1.43% 1.42% 1.42%
Net investment income .....................................
1.99% 0.44% 0.06% 1.30% 1.96%
Supplemental Data
Net assets, end of year (000) .................................. $ 7,034  $ 9,715  $ 18,415  $ 31,336  $ 34,257
Portfolio turnover rate
(g)
...................................... 983% 1,368% 1,443% 1,380% 1,482%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
680% 818% 859% 912% 947%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
79
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.62%, 0.50% and 0.37%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock GNMA Portfolio
Class K
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 7.78  $ 9.32  $ 9.47  $ 9.43  $ 9.10
Net investment income
(a)
...................................
0 .24  0 .15  0 .11  0 .22  0 .27
Net realized and unrealized gain (loss) ..........................
( 0 .26 ) ( 1 .50 ) ( 0 .06 ) 0 .14  0 .41
Net increase (decrease) from investment operations .................. (0.02) (1.35) 0.05  0.36  0.68
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .26 ) ( 0 .19 ) ( 0 .20 ) ( 0 .32 ) ( 0 .35 )
Return of capital ......................................... —  —  —  —  ( 0 .00 )
(c)
Total distributions ......................................... (0.26) (0.19) (0.20) (0.32) (0.35)
Net asset value, end of year ................................. $ 7.50  $ 7.78  $ 9.32  $ 9.47  $ 9.43
Total Return
(d)
— — — — —
Based on net asset value .................................... (0.38)% (14.65)% 0.52% 3.91% 7.62%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
0.98% 0.67%
(f)
0.47% 0.54% 1.03%
Total expenses after fees waived and/or reimbursed ..................
0.83% 0.55%
(f)
0.38% 0.43% 0.90%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.37% 0.42%
(f)
0.38% 0.37% 0.37%
Net investment income .....................................
3.00% 1.72% 1.15% 2.34% 2.93%
Supplemental Data
Net assets, end of year (000) .................................. $ 77,993  $ 52,909  $ 30,757  $ 67,675  $ 45,934
Portfolio turnover rate
(g)
...................................... 983% 1,368% 1,443% 1,380% 1,482%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
680% 818% 859% 912% 947%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
80
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Institutional
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 9.04  $ 10.81  $ 11.11  $ 10.62  $ 10.03
Net investment income
(a)
...................................
0.32  0.17  0.12  0.20  0.26
Net realized and unrealized gain (loss) ..........................
(0.37) (1.75) (0.25) 0.51  0.62
Net increase (decrease) from investment operations .................. (0.05) (1.58) (0.13) 0.71  0.88
Distributions
(b)
– – – – –
From net investment income ................................
(0.28) (0.18) (0.17) (0.22) (0.29)
Return of capital ......................................... (0.04) (0.01) —  —  (0.00)
(c)
Total distributions ......................................... (0.32) (0.19) (0.17) (0.22) (0.29)
Net asset value, end of year ................................. $ 8.67  $ 9.04  $ 10.81  $ 11.11  $ 10.62
Total Return
(d)
— — — — —
Based on net asset value .................................... (0.66)% (14.77)% (1.16)% 6.72% 8.86%
Ratios to Average Net Assets
(e)
Total expenses ...........................................
1.91% 0.83% 0.65% 0.76% 1.20%
Total expenses after fees waived and/or reimbursed ..................
1.58% 0.61% 0.45% 0.56% 0.96%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.45% 0.45% 0.45% 0.45% 0.45%
Net investment income .....................................
3.49% 1.67% 1.10% 1.79% 2.51%
Supplemental Data
Net assets, end of year (000) .................................. $ 117,739  $ 201,444  $ 295,674  $ 412,161  $ 217,815
Portfolio turnover rate
(f)
...................................... 2,372% 1,027% 715% 745% 837%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
1,496% 679% 458% 508% 571%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
81
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Investor A
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 9.06  $ 10.83  $ 11.14  $ 10.65  $ 10.06
Net investment income
(a)
...................................
0.30  0.15  0.09  0.18  0.24
Net realized and unrealized gain (loss) ..........................
(0.37) (1.76) (0.26) 0.50  0.61
Net increase (decrease) from investment operations .................. (0.07) (1.61) (0.17) 0.68  0.85
Distributions
(b)
– – – – –
From net investment income ................................
(0.26) (0.15) (0.14) (0.19) (0.26)
Return of capital ......................................... (0.04) (0.01) —  —  (0.00)
(c)
Total distributions ......................................... (0.30) (0.16) (0.14) (0.19) (0.26)
Net asset value, end of year ................................. $ 8.69  $ 9.06  $ 10.83  $ 11.14  $ 10.65
Total Return
(d)
— — — — —
Based on net asset value .................................... (0.89)% (14.95)% (1.49)% 6.45% 8.57%
Ratios to Average Net Assets
(e)
Total expenses ...........................................
2.16% 1.09% 0.91% 1.02% 1.47%
Total expenses after fees waived and/or reimbursed ..................
1.83% 0.86% 0.70% 0.81% 1.21%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.70% 0.70% 0.70% 0.70% 0.70%
Net investment income .....................................
3.24% 1.43% 0.84% 1.61% 2.28%
Supplemental Data
Net assets, end of year (000) .................................. $ 205,185  $ 253,152  $ 340,582  $ 414,711  $ 354,704
Portfolio turnover rate
(f)
...................................... 2,372% 1,027% 715% 745% 837%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
1,496% 679% 458% 508% 571%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
82
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Investor C
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 9.05  $ 10.81  $ 11.12  $ 10.63  $ 10.04
Net investment income
(a)
...................................
0.23  0.07  0.01  0.09  0.16
Net realized and unrealized gain (loss) ..........................
(0.37) (1.74) (0.26) 0.51  0.61
Net increase (decrease) from investment operations .................. (0.14) (1.67) (0.25) 0.60  0.77
Distributions
(b)
– – – – –
From net investment income ................................
(0.20) (0.08) (0.06) (0.11) (0.18)
Return of capital ......................................... (0.03) (0.01) —  —  (0.00)
(c)
Total distributions ......................................... (0.23) (0.09) (0.06) (0.11) (0.18)
Net asset value, end of year ................................. $ 8.68  $ 9.05  $ 10.81  $ 11.12  $ 10.63
Total Return
(d)
— — — — —
Based on net asset value .................................... (1.64)% (15.53)% (2.23)% 5.66% 7.78%
Ratios to Average Net Assets
(e)
Total expenses ...........................................
2.84% 1.82% 1.65% 1.80% 2.30%
Total expenses after fees waived and/or reimbursed ..................
2.58% 1.61% 1.45% 1.56% 1.96%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
1.45% 1.45% 1.45% 1.45% 1.45%
Net investment income .....................................
2.50% 0.64% 0.09% 0.84% 1.55%
Supplemental Data
Net assets, end of year (000) .................................. $ 5,747  $ 8,781  $ 14,221  $ 25,922  $ 26,193
Portfolio turnover rate
(f)
...................................... 2,372% 1,027% 715% 745% 837%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
1,496% 679% 458% 508% 571%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
83
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Class K
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 9.04  $ 10.81  $ 11.11  $ 10.62  $ 10.04
Net investment income
(a)
...................................
0.32  0.19  0.12  0.20  0.25
Net realized and unrealized gain (loss) ..........................
(0.36) (1.77) (0.24) 0.51  0.62
Net increase (decrease) from investment operations .................. (0.04) (1.58) (0.12) 0.71  0.87
Distributions
(b)
– – – – –
From net investment income ................................
(0.29) (0.18) (0.18) (0.22) (0.29)
Return of capital ......................................... (0.04) (0.01) —  —  (0.00)
(c)
Total distributions ......................................... (0.33) (0.19) (0.18) (0.22) (0.29)
Net asset value, end of year ................................. $ 8.67  $ 9.04  $ 10.81  $ 11.11  $ 10.62
Total Return
(d)
— — — — —
Based on net asset value .................................... (0.61)% (14.73)% (1.11)% 6.78% 8.81%
Ratios to Average Net Assets
(e)
Total expenses ...........................................
1.74% 0.69% 0.54% 0.64% 1.06%
Total expenses after fees waived and/or reimbursed ..................
1.53% 0.56% 0.40% 0.51% 0.91%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income .....................................
3.54% 1.84% 1.14% 1.79% 2.44%
Supplemental Data
Net assets, end of year (000) .................................. $ 11,252  $ 17,328  $ 16,753  $ 17,335  $ 5,031
Portfolio turnover rate
(f)
...................................... 2,372% 1,027% 715% 745% 837%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
1,496% 679% 458% 508% 571%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
84
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Class R
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year .............................
$ 9.06  $ 10.83  $ 11.14  $ 10.65  $ 10.06
Net investment income
(a)
...................................
0.27  0.12  0.06  0.16  0.21
Net realized and unrealized gain (loss) ..........................
(0.36) (1.75) (0.25) 0.49  0.61
Net increase (decrease) from investment operations .................. (0.09) (1.63) (0.19) 0.65  0.82
Distributions
(b)
– – – – –
From net investment income ................................
(0.25) (0.13) (0.12) (0.16) (0.23)
Return of capital ......................................... (0.03) (0.01) —  —  (0.00)
(c)
Total distributions ......................................... (0.28) (0.14) (0.12) (0.16) (0.23)
Net asset value, end of year ................................. $ 8.69  $ 9.06  $ 10.83  $ 11.14  $ 10.65
Total Return
(d)
— — — — —
Based on net asset value .................................... (1.14)% (15.16)% (1.73)% 6.18% 8.30%
Ratios to Average Net Assets
(e)
Total expenses ...........................................
2.44% 1.45% 1.23% 1.36% 2.11%
Total expenses after fees waived and/or reimbursed ..................
2.08% 1.11% 0.95% 1.06% 1.46%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.95% 0.95% 0.95% 0.95% 0.95%
Net investment income .....................................
2.98% 1.19% 0.59% 1.51% 2.06%
Supplemental Data
Net assets, end of year (000) .................................. $ 3,220  $ 3,494  $ 4,377  $ 5,133  $ 13,734
Portfolio turnover rate
(f)
...................................... 2,372% 1,027% 715% 745% 837%
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...........................................
1,496% 679% 458% 508% 571%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
85
Financial Highlights
BlackRock Income Fund
Institutional
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year ............................
$ 8.50  $ 10.46  $ 10.22  $ 10.32  $ 10.13
Net investment income
(a)
..................................
0.49  0.34  0.37  0.44  0.47
Net realized and unrealized gain (loss) .........................
0.10  (1.75) 0.25  (0.06) 0.24
Net increase (decrease) from investment operations ................. 0.59  (1.41) 0.62  0.38  0.71
Distributions
(b)
– – – – –
From net investment income ...............................
(0.39) (0.42) (0.38) (0.47) (0.52)
From net realized gain ....................................
—  (0.13) —  (0.01) —
Return of capital ........................................ (0.11) —  —  —  —
Total distributions ........................................ (0.50) (0.55) (0.38) (0.48) (0.52)
Net asset value, end of year ................................ $ 8.59  $ 8.50  $ 10.46  $ 10.22  $ 10.32
Total Return
(c)
— — — — —
Based on net asset value ................................... 6.98% (13.95)% 6.13% 3.90%
(d)
7.22%
Ratios to Average Net Assets
(e)
Total expenses ..........................................
0.85% 0.73% 0.71% 0.73% 0.78%
Total expenses after fees waived and/or reimbursed .................
0.62% 0.62% 0.62% 0.62% 0.62%
Total expenses after fees waived and/or reimbursed and excluding interest expense .............................................
0.62% 0.62% 0.62% 0.62% 0.62%
Net investment income ....................................
5.61% 3.57% 3.46% 4.35% 4.64%
Supplemental Data
Net assets, end of year (000) ................................. $ 690,547  $ 1,370,526  $ 2,622,329  $ 1,300,683  $ 919,409
Portfolio turnover rate ...................................... 571%
(f)
133% 81% 92% 77%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 365%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
86
BlackRock Income Fund
Investor A
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year ............................
$ 8.50  $ 10.45  $ 10.22  $ 10.32  $ 10.13
Net investment income
(a)
..................................
0.47  0.32  0.34  0.41  0.44
Net realized and unrealized gain (loss) .........................
0.10  (1.74) 0.25  (0.05) 0.24
Net increase (decrease) from investment operations ................. 0.57  (1.42) 0.59  0.36  0.68
Distributions
(b)
– – – – –
From net investment income ...............................
(0.37) (0.40) (0.36) (0.45) (0.49)
From net realized gain ....................................
—  (0.13) —  (0.01) —
Return of capital ........................................ (0.11) —  —  —  —
Total distributions ........................................ (0.48) (0.53) (0.36) (0.46) (0.49)
Net asset value, end of year ................................ $ 8.59  $ 8.50  $ 10.45  $ 10.22  $ 10.32
Total Return
(c)
— — — — —
Based on net asset value ................................... 6.71% (14.08)% 5.77% 3.64%
(d)
6.96%
Ratios to Average Net Assets
(e)
Total expenses ..........................................
0.97% 0.91% 0.90% 0.97% 1.04%
Total expenses after fees waived and/or reimbursed .................
0.87% 0.87% 0.87% 0.87% 0.87%
Total expenses after fees waived and/or reimbursed and excluding interest expense .............................................
0.87% 0.87% 0.87% 0.87% 0.87%
Net investment income ....................................
5.43% 3.35% 3.23% 4.10% 4.40%
Supplemental Data
Net assets, end of year (000) ................................. $ 155,383  $ 161,675  $ 230,457  $ 142,602  $ 102,857
Portfolio turnover rate ...................................... 571%
(f)
133% 81% 92% 77%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 365%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
87
Financial Highlights
BlackRock Income Fund
Investor C
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year ............................
$ 8.50  $ 10.46  $ 10.23  $ 10.32  $ 10.13
Net investment income
(a)
..................................
0.40  0.25  0.27  0.34  0.37
Net realized and unrealized gain (loss) .........................
0.11  (1.75) 0.24  (0.05) 0.23
Net increase (decrease) from investment operations ................. 0.51  (1.50) 0.51  0.29  0.60
Distributions
(b)
– – – – –
From net investment income ...............................
(0.32) (0.33) (0.28) (0.37) (0.41)
From net realized gain ....................................
—  (0.13) —  (0.01) —
Return of capital ........................................ (0.09) —  —  —  —
Total distributions ........................................ (0.41) (0.46) (0.28) (0.38) (0.41)
Net asset value, end of year ................................ $ 8.60  $ 8.50  $ 10.46  $ 10.23  $ 10.32
Total Return
(c)
— — — — —
Based on net asset value ................................... 6.04% (14.81)% 4.97% 2.97%
(d)
6.16%
Ratios to Average Net Assets
(e)
Total expenses ..........................................
1.73% 1.67% 1.66% 1.73% 1.79%
Total expenses after fees waived and/or reimbursed .................
1.62% 1.62% 1.62% 1.62% 1.62%
Total expenses after fees waived and/or reimbursed and excluding interest expense .............................................
1.62% 1.62% 1.62% 1.62% 1.62%
Net investment income ....................................
4.64% 2.58% 2.52% 3.37% 3.66%
Supplemental Data
Net assets, end of year (000) ................................. $ 15,840  $ 20,598  $ 35,555  $ 30,905  $ 32,197
Portfolio turnover rate ...................................... 571%
(f)
133% 81% 92% 77%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 365%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders
88
BlackRock Income Fund
Class K
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of year ............................
$ 8.50  $ 10.45  $ 10.22  $ 10.32  $ 10.13
Net investment income
(a)
..................................
0.50  0.35  0.37  0.44  0.47
Net realized and unrealized gain (loss) .........................
0.09  (1.74) 0.25  (0.05) 0.24
Net increase (decrease) from investment operations ................. 0.59  (1.39) 0.62  0.39  0.71
Distributions
(b)
– – – – –
From net investment income ...............................
(0.39) (0.43) (0.39) (0.48) (0.52)
From net realized gain ....................................
—  (0.13) —  (0.01) —
Return of capital ........................................ (0.11) —  —  —  —
Total distributions ........................................ (0.50) (0.56) (0.39) (0.49) (0.52)
Net asset value, end of year ................................ $ 8.59  $ 8.50  $ 10.45  $ 10.22  $ 10.32
Total Return
(c)
— — — — —
Based on net asset value ................................... 7.03% (13.82)% 6.09% 3.95%
(d)
7.27%
Ratios to Average Net Assets
(e)
Total expenses ..........................................
0.65% 0.58% 0.57% 0.65% 0.69%
Total expenses after fees waived and/or reimbursed .................
0.57% 0.56% 0.56% 0.57% 0.57%
Total expenses after fees waived and/or reimbursed and excluding interest expense .............................................
0.57% 0.56% 0.56% 0.57% 0.57%
Net investment income ....................................
5.70% 3.65% 3.52% 4.40% 4.65%
Supplemental Data
Net assets, end of year (000) ................................. $ 179,307  $ 220,853  $ 382,891  $ 126,573  $ 80,072
Portfolio turnover rate ...................................... 571%
(f)
133% 81% 92% 77%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 365%.
See notes to financial statements.

Notes to Financial Statements
89
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and
Fund Name Herein Referred To As
Diversification
Classification
BlackRock GNMA Portfolio .................................................. GNMA Diversified
BlackRock Impact Mortgage Fund ............................................. Impact Mortgage Diversified
BlackRock Income Fund .................................................... Income Fund Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional, Class K and Class R Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
90
accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Notes to Financial Statements
(continued)
91
Notes to Financial Statements
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of September 30, 2023, certain investments of the Income Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
92
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Notes to Financial Statements
(continued)
93
Notes to Financial Statements
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
94
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended September 30, 2023, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Funds were as follows:
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of the Fund's open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward
Fund Name
Average
Borrowing
Daily Weighted
Average Interest
Rates
GNMA ....................................................................................... $ 37,966,646 4.3 7%
Impact Mortgage ................................................................................ 102,626,764 4.75
Fund Name/Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a) (a)
Cash Collateral
Pledged/Received Net Amount
(b)
Impact Mortgage
Daiwa Capital Markets America, Inc. ................... $ (36,577,694) $ 36,577,694 $ — $ —
(a)
Collateral, if any, with a value of $36,852,553 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Notes to Financial Statements
(continued)
95
Notes to Financial Statements
foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
96
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Income Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
With respect to Impact Mortgage, the Manager entered into a sub-advisory agreement with BIL, an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Investment Advisory Fees
Average Daily Net Assets GNMA Impact Mortgage
First $1 billion ........................................................................................... 0.340% 0.390%
$1 billion - $3 billion ....................................................................................... 0.320 0.370
$3 billion - $5 billion ....................................................................................... 0.310 0.350
$5 billion - $10 billion ...................................................................................... 0.300 0.340
Greater than $10 billion ..................................................................................... 0.280 0.330
Investment
Advisory Fees
Average Daily Net Assets Income Fund
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.425
Greater than $3 billion ................................................................................................... 0.400

Notes to Financial Statements
(continued)
97
Notes to Financial Statements
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended September 30, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended September 30, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2023, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended September 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —
Investor C ................................................................................................. 0.25 0.75%
Class R .................................................................................................. 0.25 0.25
Fund Name Investor A Investor C Class R Total
GNMA ............................................................................. $ 229,148 $ 80,443 $ — $ 309,591
Impact Mortgage ...................................................................... 590,267 73,388 17,152 680,807
Income Fund ......................................................................... 407,862 180,272 — 588,134
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 35,461 $ 18,332 $ 1,609 $ 14,387 $ — $ 69,789
Impact Mortgage ...................................................... 33,226 47,221 1,468 2,689 686 85,290
Income Fund ......................................................... 179,232 32,629 3,605 38,867 — 254,333
Fund Name Institutional Investor A Total
GNMA ......................................................................................... $ 11,782 $ 1,470 $ 13,252
Impact Mortgage .................................................................................. 20,681 838 21,519
Income Fund ..................................................................................... 1,953 64 2,017
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 22,379 $ 3,243 $ 935 $ 189 $ — $ 26,746
Impact Mortgage ...................................................... 1,176 31,273 698 103 195 33,445
Income Fund ......................................................... 3,727 2,313 1,141 423 — 7,604
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 187,500 $ 108,815 $ 7,294 $ 1,427 $ — $ 305,036
Impact Mortgage ...................................................... 302,598 412,254 8,144 1,423 6,927 731,346
Income Fund ......................................................... 1,900,766 140,339 16,573 32,566 — 2,090,244

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
98
Other Fees: For the year ended September 30, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the year ended September 30, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the year ended September 30, 2023, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amount are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2023, Income Fund waived $170,502 in investment advisory fees pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended September 30, 2023, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the year ended
September 30, 2023, the amounts were as follows:
Fund Name Other Fees
GNMA ................................................................................................................ $ 721
Impact Mortgage ......................................................................................................... 668
Income Fund ............................................................................................................ 7,267
Fund Name Investor A Investor C
GNMA ..................................................................................................... $ — $ 30
Impact Mortgage .............................................................................................. — 249
Income Fund ................................................................................................. 2,173 1,002
Fund Name Amounts Waived
GNMA ............................................................................................................ $ 1,658
Impact Mortgage ..................................................................................................... 11,69 6
Income Fund ........................................................................................................ 50,589
Fund Name Institutional Investor A Investor C Class K Class R
GNMA .................................................................. 0.42% 0.67% 1.42% 0.37% N/A
Impact Mortgage ........................................................... 0.45 0.70 1.45 0.40 0.95%
Income Fund .............................................................. 0.62 0.87 1.62 0.57 N/A
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
GNMA .................................................................................................................. $ 419,372
Impact Mortgage ........................................................................................................... 784,895
Income Fund .............................................................................................................. 310,585
Fund Name
Administration
Fees Waived
Impact Mortgage ........................................................................................................... $ 7,231

Notes to Financial Statements
(continued)
99
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2023, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and GNMA is permitted to lend under the Interfund Lending
Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended September 30, 2023, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended September 30, 2023, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
GNMA
Institutional .................................................................................... $ 35,461 $ 99,518
Investor A ..................................................................................... 18,332 63,212
Investor C ..................................................................................... 1,609 3,316
Class K ...................................................................................... 14,387 1,426
$ 69,789 $ 167,472
Impact Mortgage
Institutional .................................................................................... 33,123 218,031
Investor A ..................................................................................... 47,221 293,119
Investor C ..................................................................................... 1,468 4,457
Class K ...................................................................................... 2,689 1,423
Class R ...................................................................................... 686 5,188
$ 85,187 $ 522,218
Income Fund
Institutional .................................................................................... 177,239 1,461,729
Investor A ..................................................................................... 31,990 56,832
Investor C ..................................................................................... 3,537 7,269
Class K ...................................................................................... 37,751 31,778
$ 250,517 $ 1,557,608
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
GNMA ............................................................. $ — $ — $ 4,050,213,822 $ 4,142,557,964
Impact Mortgage ...................................................... — — 10,952,098,583 11,075,613,665
Income Fund ......................................................... — 383,726,966 7,926,265,779 8,070,637,433
Fund Name Purchases Sales
GNMA ............................................................................................. $ 1,249,374,733 $ 1,249,036,366
Impact Mortgage ...................................................................................... 4,044,240,223 4,043,112,816
Income Fund ......................................................................................... 2,865,419,402 2,864,273,033

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
100
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to distributions paid in excess of taxable income and non-deductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of September 30, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the timing and recognition of partnership income, the classification of investments and the accounting for swap agreements.
(c)
The fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
GNMA .................................................................................. $ (252,452) $ 252,452
Income Fund .............................................................................. (89) 89
—
Fund Name
Year Ended
09/30/23
Year Ended
09/30/22
GNMA
Ordinary income ........................................................................................... $ 10,998,722 $ 9,379,984
Impact Mortgage
Ordinary income ........................................................................................... $ 12,574,452 $ 9,634,299
Return of capital ........................................................................................... 1,746,045 602,772
$ 14,320,497 $ 10,237,071
Income Fund
Ordinary income ........................................................................................... $ 55,268,121 $ 142,705,246
Long-term capital gains ...................................................................................... — 8,780,966
Return of capital ........................................................................................... 16,243,381 —
$ 71,511,502 $ 151,486,212
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
GNMA ............................................................. $ (122,515,135) $ (44,446,111) $ — $ (166,961,246)
Impact Mortgage ...................................................... (94,327,231) (47,360,295) — (141,687,526)
Income Fund ......................................................... (392,700,376) (64,309,030) (26,639) (457,036,045)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
GNMA ......................................................... $ 545,233,954 $ 1,926,164 $ (46,372,275) $ (44,446,111)
Impact Mortgage .................................................. 575,447,074 2,922,414 (50,282,709) (47,360,295)
Income Fund .................................................... 1,294,893,616 15,765,145 (80,083,255) (64,318,110)

Notes to Financial Statements
(continued)
101
Notes to Financial Statements
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR  (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed.
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2023, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders
102
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
09/30/23
Year Ended
09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
GNMA
Institutional
Shares sold ..........................................
3,753,918 $ 29,930,487 9,218,277 $ 81,732,822
Shares issued in reinvestment of distributions .....................
628,757 4,958,092 587,876 5,088,814
Shares redeemed ......................................
(10,862,230) (85,593,753) (22,646,547) (200,258,139)
(6,479,555) $ (50,705,174) (12,840,394) $ (113,436,503)
Investor A
Shares sold and automatic conversion of shares ....................
659,446 $ 5,244,736 798,490 $ 7,138,866
Shares issued in reinvestment of distributions .....................
316,392 2,504,533 246,613 2,135,768
Shares redeemed ......................................
(2,654,687) (21,088,301) (4,689,942) (41,152,448)
(1,678,849) $ (13,339,032) (3,644,839) $ (31,877,814)
Investor C
Shares sold ..........................................
121,960 $ 956,650 84,897 $ 761,994
Shares issued in reinvestment of distributions .....................
21,909 172,638 16,416 140,423
Shares redeemed and automatic conversion of shares ...............
(454,287) (3,586,581) (826,675) (7,315,083)
(310,418) $ (2,457,293) (725,362) $ (6,412,666)

Notes to Financial Statements
(continued)
103
Notes to Financial Statements
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/23
Year Ended
09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
4,426,816 $ 35,668,429 4,064,896 $ 36,918,202
Shares issued in reinvestment of distributions .....................
303,769 2,384,868 133,512 1,134,944
Shares redeemed ......................................
(1,137,669) (8,860,046) (698,630) (6,140,723)
3,592,916 $ 29,193,251 3,499,778 $ 31,912,423
(4,875,906) $ (37,308,248) (13,710,817) $ (119,814,560)
Impact Mortgage
Institutional
Shares sold ..........................................
16,723,321 $ 155,631,492 22,949,288 $ 228,645,758
Shares issued in reinvestment of distributions .....................
558,712 5,103,462 435,769 4,341,443
Shares redeemed ......................................
(25,976,095) (238,359,066) (28,467,067) (283,556,816)
(8,694,062) $ (77,624,112) (5,082,010) $ (50,569,615)
Investor A
Shares sold and automatic conversion of shares ....................
1,291,242 $ 11,852,294 2,960,074 $ 30,363,913
Shares issued in reinvestment of distributions .....................
704,716 6,442,531 408,876 4,070,686
Shares redeemed ......................................
(6,315,751) (57,954,151) (6,880,569) (69,966,546)
(4,319,793) $ (39,659,326) (3,511,619) $ (35,531,947)
Investor C
Shares sold ..........................................
106,724 $ 997,937 354,130 $ 3,716,160
Shares issued in reinvestment of distributions .....................
19,986 182,461 9,647 94,437
Shares redeemed and automatic conversion of shares ...............
(434,861) (3,983,202) (708,324) (7,267,391)
(308,151) $ (2,802,804) (344,547) $ (3,456,794)
Class K
Shares sold ..........................................
368,437 $ 3,364,716 1,104,802 $ 11,094,818
Shares issued in reinvestment of distributions .....................
51,702 471,176 34,886 345,155
Shares redeemed ......................................
(1,038,496) (9,605,709) (773,566) (7,780,417)
(618,357) $ (5,769,817) 366,122 $ 3,659,556
Class R
Shares sold ..........................................
85,810 $ 785,964 323,593 $ 3,271,112
Shares issued in reinvestment of distributions .....................
11,291 103,185 5,541 54,916
Shares redeemed ......................................
(112,059) (1,029,238) (347,720) (3,503,683)
(14,958) $ (140,089) (18,586) $ (177,655)
(13,955,321) $ (125,996,148) (8,590,640) $ (86,076,455)
Income Fund
Institutional
Shares sold ..........................................
39,905,843 $ 348,420,135 75,756,064 $ 724,606,917
Shares issued in reinvestment of distributions .....................
5,243,175 45,663,953 11,321,323 109,321,510
Shares redeemed ......................................
(126,038,981) (1,098,071,700) (176,641,183) (1,682,014,980)
(80,889,963) $ (703,987,612) (89,563,796) $ (848,086,553)
Investor A
Shares sold and automatic conversion of shares ....................
4,501,596 $ 39,286,449 5,320,885 $ 51,130,628
Shares issued in reinvestment of distributions .....................
969,301 8,448,252 1,083,738 10,415,086
Shares redeemed ......................................
(6,410,806) (55,786,898) (9,425,003) (90,021,852)
(939,909) $ (8,052,197) (3,020,380) $ (28,476,138)
Investor C
Shares sold ..........................................
293,923 $ 2,558,996 258,364 $ 2,479,983
Shares issued in reinvestment of distributions .....................
93,765 817,685 136,755 1,323,276
Shares redeemed and automatic conversion of shares ...............
(967,634) (8,426,230) (1,371,612) (13,063,958)
(579,946) $ (5,049,549) (976,493) $ (9,260,699)
Class K
Shares sold ..........................................
5,726,523 $ 49,900,375 9,968,073 $ 95,082,729
Shares issued in reinvestment of distributions .....................
1,275,551 11,115,972 2,114,275 20,333,846
Shares redeemed ......................................
(12,120,431) (105,546,690) (22,720,042) (208,787,875)
(5,118,357) $ (44,530,343) (10,637,694) $ (93,371,300)
(87,528,175) $ (761,619,701) (104,198,363) $ (979,194,690)

Report of Independent Registered Public Accounting Firm
2023
BlackRock Annual Report to Shareholders
104
To the Shareholders of BlackRock GNMA Portfolio, BlackRock Impact Mortgage Fund, and BlackRock Income Fund and the Board of Trustees of BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock GNMA Portfolio, BlackRock Impact Mortgage Fund, and BlackRock Income Fund of
BlackRock Funds V (the "Funds"), including the schedules of investments, as of September 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30,
2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
105
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30,
2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2023:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2023 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2023:
Fund Name
Qualified Dividend
Income
Income Fund ...................................................................................................... $ 2,633,385
Fund Name Federal Obligation Interest
GNMA .......................................................................................................... $ 1,073,795
Impact Mortgage ................................................................................................... 111,046
Income Fund ...................................................................................................... 4,833,941
Fund Name
Dividends-Received
Deduction
Income Fund ........................................................................................................ 2.26%
Fund Name Interest Dividends
GNMA .......................................................................................................... $ 10,895,137
Impact Mortgage ................................................................................................... 14,296,463
Income Fund ...................................................................................................... 69,069,497
Fund Name
Interest-Related
Dividends
GNMA .......................................................................................................... $ 10,846,644
Impact Mortgage ................................................................................................... 13,157,926
Income Fund ...................................................................................................... 37,080,469

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2023
BlackRock Annual Report to Shareholders
106
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 4, 2023 (the “May
Meeting”) and June 1-2, 2023 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Income Fund (the “Income Fund”), BlackRock GNMA Portfolio (the “GNMA Portfolio”) and BlackRock Impact Mortgage Fund (the “Impact Mortgage
Fund” and collectively with Income Fund and GNMA Portfolio, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock
International Limited (“BIL”), with respect to Income Fund and Impact Mortgage Fund and (2) the Manger and BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to Income Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory
Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to them on a fund-by-fund basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
107
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to Income Fund and Impact Mortgage Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit Income Fund and Impact Mortgage Fund and their shareholders, as applicable.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, Income Fund ranked in the second, third and second quartiles, respectively, against its
Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for Income Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed Income Fund’s underperformance relative to its Morningstar Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, GNMA Portfolio ranked in the third, fourth and third quartiles, respectively, against its
Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for GNMA Portfolio, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed GNMA Portfolio’s underperformance relative to its Morningstar Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Impact Mortgage Fund ranked in the fourth, third and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for Impact Mortgage Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed Impact Mortgage Fund’s underperformance relative to its
Morningstar Category during the applicable periods. The Board noted that effective September 1, 2022, Impact Mortgage Fund had undergone a change in its investment strategy, and in connection therewith, had changed its name from BlackRock U.S Government Bond Portfolio to BlackRock Impact Mortgage Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Annual Report to Shareholders
108
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Income Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to Income Fund’s Expense Peers. The Board also noted that Income Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of Income Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of Income Fund decreases below certain contractually specified levels. The Board further noted
that BlackRock and the Board have contractually agreed to a cap on Income Fund’s total expenses as a percentage of Income Fund’s average daily net assets on a class-
by-class basis.
The Board noted that GNMA Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and fourth quartiles, respectively, relative to GNMA Portfolio’s Expense Peers. The Board also noted that GNMA Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of GNMA Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of GNMA Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on GNMA Portfolio’s total expenses as a percentage of GNMA Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that Impact Mortgage Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to Impact Mortgage Fund’s Expense Peers. The Board also noted that Impact Mortgage Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of Impact Mortgage Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of Impact Mortgage Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on Impact Mortgage Fund’s total expenses as a percentage of Impact Mortgage Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
109
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to Income Fund and Impact
Mortgage Fund, and (2) the Manager and BRS, with respect to Income Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Trustee and Officer Information
2023
BlackRock Annual Report to Shareholders
110
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
R. Glenn Hubbard
1958
Chair of the Board (Since
2022) Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
70 RICs consisting of 104 Portfolios ADP (data and information services) from 2004 to
2020; Metropolitan Life
Insurance Company
(insurance); TotalEnergies
SE (multi-energy)
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022) Trustee
(Since 2019)
Baker Foundation Professor and George Fisher Baker Jr.
Professor of Business Administration, Emeritus, Harvard
Business School since 2022; George Fisher Baker Jr. Professor of Business Administration, Harvard Business School from
2008 to 2022; Deputy Dean for Academic Affairs from 2006 to
2010; Chairman of the Finance Unit, from 2005 to 2006; Senior
Associate Dean and Chairman of the MBA Program from 1999 to
2005; Member of the faculty of Harvard Business School since
1981.
72 RICs consisting of 106 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
70 RICs consisting of 104 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair); Huntsman
Corporation (Lead
Independent Director and
non Executive Vice Chair
of the Board) (chemical
products)
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Professor in the Practice of Finance, Yale University
School of Management from 1994 to 2011 and currently a
Teaching Fellow in Yale's Executive Programs; Visiting Professor,
Rutgers University for the Spring 2019 semester; Visiting
Professor, New York University for the 2019 academic year;
Adjunct Professor of Finance, Carnegie Mellon University in fall
2020 semester.
72 RICs consisting of 106 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
70 RICs consisting of 104 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General of the United States Air
Force from 2017 to 2019; Lieutenant General, Assistant Vice
Chief of Staff and Director, Air Staff, United States Air Force
from 2016 to 2017; Major General, Commander, 22nd Air Force,
AFRC, Dobbins Air Reserve Base, Georgia from 2014 to 2016;
Pilot, United Airlines from 1990 to 2020.
70 RICs consisting of 104 Portfolios KULR Technology Group,
Inc. in 2021; The Boeing
Company (airplane
manufacturer)
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
70 RICs consisting of 104 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
72 RICs consisting of 106 Portfolios PennyMac Mortgage
Investment Trust

Trustee and Officer Information
(continued)
111
Trustee and Officer Information
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 272 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 274 Portfolios None

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders
112
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.
Effective November 9, 2023, Arthur P. Steinmetz was appointed as a Trustee of the Trust.

Additional Information
113
Additional Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2023
BlackRock Annual Report to Shareholders
114
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Income Fund and BlackRock Impact Mortgage Fund.
(b)
For BlackRock Income Fund.

Glossary of Terms Used in this Report
115
Glossary of Terms Used in this Report
Currency Abbreviation
CHF Swiss Franc
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
TaxableCGU-9/23-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Core Bond Portfolio	$77,928	$74,970	$0	$44	$22,300	$21,400	$407	$431
BlackRock GNMA Portfolio	$39,678	$38,148	$0	$44	$17,600	$16,900	$407	$431
BlackRock High Yield Bond Portfolio	$77,928	$74,970	$0	$44	$61,521	$50,915	$407	$431
BlackRock Impact Mortgage Fund	$39,066	$37,536	$4,000	$44	$17,600	$16,900	$407	$431
BlackRock Income Fund	$62,424	$59,976	$0	$44	$17,600	$16,900	$407	$431
BlackRock Low Duration Bond Portfolio	$62,424	$59,976	$0	$44	$22,900	$22,000	$407	$431
BlackRock Sustainable High Yield Bond Fund	$78,030	$75,072	$0	$44	$17,600	$16,900	$407	$218
BlackRock Sustainable Low Duration Bond Fund	$62,424	$53,958	$0	$44	$17,600	$28,900	$407	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,154,000	$2,098,000

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,154,000 and $2,098,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Core Bond Portfolio	$22,707	$21,875
BlackRock GNMA Portfolio	$18,007	$17,375
BlackRock High Yield Bond Portfolio	$61,928	$51,390
BlackRock Impact Mortgage Fund	$22,007	$17,375
BlackRock Income Fund	$18,007	$17,375
BlackRock Low Duration Bond Portfolio	$23,307	$22,475
BlackRock Sustainable High Yield Bond Fund	$18,007	$17,162
BlackRock Sustainable Low Duration Bond Fund	$18,007	$28,944

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,154,000	$2,098,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)
that occurred during the period covered by this report
that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

<<section 302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section 906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     _/s/ John M. Perlowski_____________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: November 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     _/s/ John M. Perlowski_____________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: November 20, 2023

By:     _/s/ Trent Walker_________________
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: November 20, 2023